UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:	512-306-7400

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – April 30, 2009

ITEM 1.              REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

P.L.C.  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

SPDR  Standard & Poor's Depository Receipts

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(d)  Face Amount denominated in Denmark Krone.

(e)  Face Amount denominated in Euro.

(j)  Face Amount denominated in Japanese Yen.

(z)  Face Amount denominated in New Zealand Dollars.

(n)  Face Amount denominated in Norwegian Krone.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$916.90	0.15%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75
Enhanced U.S. Large Company Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$922.30	0.28%	$1.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Large Cap Value Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$900.30	0.29%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$919.70	0.50%	$2.38
Class R2 Shares	$1,000.00	$918.00	0.65%	$3.09
Institutional Class Shares	$1,000.00	$919.30	0.39%	$1.86
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class R2 Shares	$1,000.00	$1,021.57	0.65%	$3.26
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Small Cap Value Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$905.20	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$934.30	0.20%	$0.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.23%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$914.70	0.34%	$1.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.26%	$1.24
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Small Cap Portfolio*****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$941.90	0.39%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Micro Cap Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$906.60	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$795.10	0.35%	$1.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.10	0.31%	$1.51
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,000.80	0.41%	$2.03
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,042.80	0.60%	$3.04
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.20	0.57%	$2.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$995.60	0.61%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Asia Pacific Small Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,101.80	0.68%	$3.54
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,070.00	0.61%	$3.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.70	0.62%	$3.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.72	0.62%	$3.11
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$885.50	0.43%	$2.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$836.30	0.48%	$2.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.70	0.71%	$3.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.50	0.60%	$3.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,110.90	0.61%	$3.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Emerging Markets Small Cap Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,268.00	0.80%	$4.50
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,191.40	0.67%	$3.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.47	0.67%	$3.36
DFA One-Year Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,024.50	0.18%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.50	0.19%	$0.95
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,028.10	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,052.80	0.23%	$1.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,038.30	0.28%	$1.42
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,078.10	0.13%	$0.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

DFA Short-Term Extended Quality Portfolio****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.50	0.22%	$0.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,103.90	0.14%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.70	0.23%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.00	0.25%	$1.26
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.25%	$1.25

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****  DFA Short-Term Extended Quality Portfolio commenced operations on March 4, 2009. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (58), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2009 to allow for comparability.

*****  Effective February 28, 2009, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payments of the Portfolio's portion of the expenses, for the period November 1, 2008 through February 27, 2009 of the Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	17.6%	3.9%	5.4%	23.9%	7.4%	15.2%	19.8%	5.6%	—	0.8%	0.4%	—	100.0%
U.S. Small Cap Value Portfolio	17.6%	3.6%	5.3%	25.0%	6.5%	18.5%	18.3%	4.8%	—	0.3%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	13.0%	9.4%	9.2%	15.0%	12.3%	12.4%	16.9%	4.6%	—	3.1%	4.1%	—	100.0%
U.S. Core Equity 2 Portfolio	14.5%	7.8%	9.9%	18.1%	10.5%	13.1%	14.5%	5.0%	—	3.8%	2.8%	—	100.0%
U.S. Vector Equity Portfolio	16.9%	6.0%	8.4%	23.2%	8.9%	13.1%	14.8%	4.9%	—	2.5%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	15.0%	7.2%	8.9%	18.1%	11.0%	13.9%	14.8%	4.4%	—	3.8%	2.9%	—	100.0%
U.S. Small Cap Portfolio	18.2%	4.6%	4.2%	15.0%	12.0%	17.7%	20.7%	4.1%	—	0.9%	2.6%	—	100.0%
U.S. Micro Cap Portfolio	16.8%	4.8%	2.3%	16.9%	14.1%	17.1%	21.3%	3.8%	—	1.1%	1.8%	—	100.0%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	10.4%	9.3%	10.0%	23.0%	8.1%	11.3%	5.5%	9.9%	—	6.2%	6.2%	0.1%	100.0%
International Core Equity Portfolio	14.4%	6.8%	8.8%	25.7%	4.0%	16.5%	5.8%	11.7%	—	3.1%	3.1%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.2%	6.4%	7.8%	25.3%	4.1%	16.7%	6.6%	13.2%	—	3.2%	3.4%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	18.5%	7.5%	3.0%	22.7%	2.1%	22.2%	6.7%	16.2%	0.1%	0.3%	0.4%	0.3%	100.0%
International Vector Equity Portfolio	15.7%	5.7%	7.0%	25.9%	3.3%	18.5%	6.5%	13.8%	—	1.7%	1.7%	0.2%	100.0%
Emerging Markets Core Equity Portfolio	9.6%	6.5%	8.8%	22.4%	4.1%	11.7%	10.5%	15.4%	—	7.3%	3.6%	0.1%	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
Enhanced U.S. Large Company Portfolio	38.3%	37.4%	14.8%	9.5%	—	—	—	—	—	100.0%
DFA Selectively Hedged Global Fixed Income Portfolio	13.9%	6.7%	50.7%	24.5%	—	—	—	—	4.2%	100.0%
DFA Five-Year Government Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	29.6%	40.9%	14.6%	11.5%	—	—	—	—	3.4%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Extended Quality Portfolio	57.3%	12.1%	17.9%	12.7%	—	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	20.1%	20.4%	24.3%	35.2%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	42.1%	14.9%	17.0%	26.0%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,272,424,922
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,701,396,870)	$2,272,424,922

See accompanying Notes to Financial Statements.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (3.6%)
BONDS — (3.6%)
Australia & New Zealand Banking Group, Ltd. (u) 4.875%, 11/08/10	3,258	$3,243,805
Commonwealth Bank of Australia (u) 4.750%, 01/27/11	434	429,165
National Australia Bank, Ltd. (u) 5.125%, 03/08/10	1,500	1,526,483
TOTAL — AUSTRALIA		5,199,453
AUSTRIA — (5.4%)
BONDS — (5.4%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,567
Oesterreichische Kontrollbank AG (u) 4.250%, 10/06/10	3,000	3,086,502
Republic of Austria (u) 4.375%, 08/30/10	1,000	1,035,782
TOTAL — AUSTRIA		7,780,851
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	2,000	2,062,398
Ontario, Province of Canada (u) 3.125%, 09/08/10	3,400	3,471,930
TOTAL — CANADA		5,534,328
FRANCE — (2.5%)
BONDS — (2.5%)
Caisse D'amortissement de la Dette Sociale
(u) 4.250%, 11/08/10	3,500	3,626,042
GERMANY — (7.2%)
BONDS — (7.2%)
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	3,000	3,138,408
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,060,680
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	3,000	3,124,701
TOTAL — GERMANY		10,323,789
NETHERLANDS — (7.5%)
BONDS — (7.5%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	3,000	3,071,259
(u) 3.375%, 01/18/11	800	817,403

	Face Amount^	Value†
	(000)
Deutsche Bahn Finance (u) 5.125%, 01/05/11	4,500	$4,652,118
Rabobank Nederland (u) 5.000%, 02/15/11	2,200	2,315,317
TOTAL — NETHERLANDS		10,856,097
SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	3,400	3,534,205
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
BONDS — (3.8%)
Inter-American Development Bank (u) 5.000%, 04/05/11	1,500	1,591,305
Nordic Investment Bank (u) 4.875%, 03/15/11	3,840	3,942,989
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,534,294
SWEDEN — (3.1%)
BONDS — (3.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	4,332	4,423,054
UNITED KINGDOM — (4.0%)
BONDS — (4.0%)
BP Capital Markets P.L.C. (u) 4.875%, 03/15/10	2,500	2,573,648
Network Rail Infrastructure Finance P.L.C. (u) 3.000%, 01/24/11	3,115	3,180,823
TOTAL — UNITED KINGDOM		5,754,471
UNITED STATES — (56.5%)
AGENCY OBLIGATIONS — (18.2%)
Federal Home Loan Bank 3.500%, 07/16/10	$800	818,939
4.375%, 10/22/10	1,200	1,255,330
1.625%, 01/21/11	5,000	5,044,930
1.625%, 03/16/11	3,000	3,019,488
Federal Home Loan Bank Discount Note 0.210%, 07/14/09	6,000	5,998,026
0.270%, 07/14/09	5,100	5,098,322
Federal National Mortgage Association Discount Note 0.250%, 07/20/09	5,000	4,998,220
TOTAL AGENCY OBLIGATIONS		26,233,255

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	$4,000	$3,904,520
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	4,000	3,921,784
General Electric Capital Corp. Floating Rate Note (r) 1.620%, 02/01/11	4,000	3,712,968
John Deere Capital Corp. Floating Rate Note (r) 1.700%, 02/26/10	4,000	3,982,932
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	3,800	3,789,349
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/21/09	2,500	2,493,948
Wal-Mart Stores, Inc. 6.875%, 08/10/09	3,300	3,349,447
Wells Fargo Bank & Co. 4.625%, 08/09/10	4,000	4,032,552
TOTAL BONDS		29,187,500
COMMERCIAL PAPER — (11.5%)
BNP Paribas Finance, Inc. 0.500%, 06/22/09	3,500	3,497,472
L'Oreal USA, Inc. 0.300%, 07/16/09	3,800	3,793,660
National Rural Utilities 0.230%, 06/01/09	3,500	3,499,307
Rockwell Collins, Inc. 0.150%, 05/06/09	2,000	1,999,958
Westpac Banking Corp. 3.020%, 09/04/09	3,800	3,784,811
TOTAL COMMERCIAL PAPER		16,575,208
EXCHANGE-TRADED FUND — (2.7%)
SPDR Trust Series I	44,100	3,860,955
	Shares
TEMPORARY CASH INVESTMENTS — (3.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,526,556	5,526,556
TOTAL INVESTMENTS — (100.0%) (Cost $144,218,048)		$143,950,058

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,747,094,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,796,126,375)	$4,747,094,148

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.9%)
Consumer Discretionary — (13.9%)
*# AutoNation, Inc.	285,685	$5,059,481	0.5%
*# Cabela's, Inc.	285,642	3,659,074	0.3%
Cinemark Holdings, Inc.	392,892	3,496,739	0.3%
# Foot Locker, Inc.	287,581	3,419,338	0.3%
*# Iconix Brand Group, Inc.	257,210	3,667,815	0.3%
* Jarden Corp.	333,443	6,702,204	0.6%
# Meredith Corp.	160,422	4,023,384	0.4%
*# Mohawk Industries, Inc.	106,140	5,021,483	0.5%
# Penske Automotive Group, Inc.	323,775	4,290,019	0.4%
*# Toll Brothers, Inc.	273,119	5,533,391	0.5%
# Whirlpool Corp.	127,927	5,777,183	0.5%
Other Securities		145,830,386	12.9%
Total Consumer Discretionary		196,480,497	17.5%
Consumer Staples — (3.3%)
*# Collective Brands, Inc.	278,432	4,042,833	0.4%
* Constellation Brands, Inc. Class A	322,680	3,739,861	0.3%
PepsiAmericas, Inc.	160,714	3,948,743	0.4%
Other Securities		34,907,765	3.0%
Total Consumer Staples		46,639,202	4.1%
Energy — (4.3%)
Cimarex Energy Co.	126,477	3,402,231	0.3%
# Tesoro Petroleum Corp.	223,940	3,415,085	0.3%
*# Western Refining, Inc.	298,300	3,755,597	0.3%
Other Securities		49,869,064	4.5%
Total Energy		60,441,977	5.4%
Financials — (19.1%)
American Financial Group, Inc.	221,530	3,894,497	0.4%
Fidelity National Financial, Inc.	311,710	5,651,302	0.5%
First American Corp.	179,565	5,042,185	0.5%
# First Horizon National Corp.	299,226	3,444,102	0.3%
HCC Insurance Holdings, Inc.	150,975	3,611,322	0.3%
Odyssey Re Holdings Corp.	88,247	3,378,978	0.3%
Old Republic International Corp.	431,692	4,044,954	0.4%
Reinsurance Group of America, Inc.	118,451	3,765,557	0.3%
Transatlantic Holdings, Inc.	115,613	4,385,201	0.4%
Unitrin, Inc.	204,114	3,469,938	0.3%
W. R. Berkley Corp.	143,115	3,421,880	0.3%
Other Securities		227,531,358	20.2%
Total Financials		271,641,274	24.2%
Health Care — (5.6%)
*# Community Health Systems, Inc.	178,748	4,082,604	0.4%
*# Inverness Medical Innovations, Inc.	131,000	4,229,990	0.4%
* King Pharmaceuticals, Inc.	479,100	3,775,308	0.3%
Omnicare, Inc.	156,837	4,032,279	0.4%
Other Securities		63,589,349	5.6%
Total Health Care		79,709,530	7.1%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.4%)
# Applied Industrial Technologies, Inc.	202,120	$4,547,700	0.4%
Masco Corp.	537,852	4,765,369	0.4%
Other Securities		152,945,814	13.6%
Total Industrials		162,258,883	14.4%
Information Technology — (15.7%)
* 3Com Corp.	1,429,966	5,791,362	0.5%
* Arrow Electronics, Inc.	227,021	5,162,458	0.5%
* Avnet, Inc.	214,386	4,692,910	0.4%
* Benchmark Electronics, Inc.	298,403	3,619,628	0.3%
* Cypress Semiconductor Corp.	581,763	4,613,381	0.4%
Fidelity National Information Services, Inc.	259,600	4,633,860	0.4%
* IAC/InterActiveCorp	221,621	3,550,368	0.3%
* Ingram Micro, Inc.	317,283	4,606,949	0.4%
* Integrated Device Technology, Inc.	652,749	3,544,427	0.3%
* Macrovision Solutions Corp.	191,465	3,871,422	0.4%
* Sycamore Networks, Inc.	1,172,970	3,460,262	0.3%
* Tech Data Corp.	220,978	6,361,957	0.6%
* Tellabs, Inc.	658,049	3,448,177	0.3%
Other Securities		165,623,925	14.7%
Total Information Technology		222,981,086	19.8%
Materials — (4.7%)
MeadWestavco Corp.	313,877	4,915,314	0.4%
# Worthington Industries, Inc.	222,516	3,315,488	0.3%
Other Securities		57,861,269	5.2%
Total Materials		66,092,071	5.9%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	184,065	4,997,365	0.4%
Other Securities		3,455,119	0.3%
Total Telecommunication Services		8,452,484	0.7%
Utilities — (0.3%)
Total Utilities		4,098,651	0.4%
TOTAL COMMON STOCKS		1,118,795,656	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,144	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,280,854	5,280,854	0.5%
SECURITIES LENDING COLLATERAL — (20.7%)
§ @ DFA Short Term Investment Fund LP	292,507,976	292,507,976	26.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,965,420 FNMA 7.000%, 12/01/37, valued at $1,798,107) to be repurchased at $1,745,743	$1,746	1,745,735	0.1%
TOTAL SECURITIES LENDING COLLATERAL		294,253,711	26.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,747,147,820)		$1,418,331,364	126.1%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (15.5%)
Bob Evans Farms, Inc.	1,205,684	$29,237,837	0.6%
Foot Locker, Inc.	2,212,746	26,309,550	0.6%
*# Jarden Corp.	2,423,597	48,714,300	1.0%
# Penske Automotive Group, Inc.	2,164,666	28,681,824	0.6%
Regis Corp.	1,045,670	20,014,124	0.4%
# Scholastic Corp.	1,773,991	35,000,842	0.7%
Other Securities		636,371,202	13.4%
Total Consumer Discretionary		824,329,679	17.3%
Consumer Staples — (3.7%)
*# Hain Celestial Group, Inc.	1,303,172	21,749,941	0.5%
Other Securities		178,220,792	3.7%
Total Consumer Staples		199,970,733	4.2%
Energy — (4.7%)
*# Bristow Group, Inc.	906,031	20,621,266	0.4%
* Encore Acquisition Co.	724,581	21,150,519	0.5%
# Overseas Shipholding Group, Inc.	736,187	21,135,929	0.5%
*# SEACOR Holdings, Inc.	312,838	20,559,713	0.4%
Other Securities		165,486,293	3.4%
Total Energy		248,953,720	5.2%
Financials — (22.4%)
*# AmeriCredit Corp.	2,109,220	21,450,767	0.5%
* Argo Group International Holdings, Ltd.	919,019	25,723,342	0.6%
Brookline Bancorp, Inc.	2,047,148	20,307,708	0.4%
* CNA Surety Corp.	1,085,424	20,894,412	0.5%
Delphi Financial Group, Inc. Class A	1,479,669	25,553,884	0.5%
First Niagara Financial Group, Inc.	3,268,855	44,260,297	0.9%
Harleysville Group, Inc.	791,615	22,893,506	0.5%
Infinity Property & Casualty Corp.	579,946	20,437,297	0.4%
* Navigators Group, Inc.	461,215	20,929,937	0.5%
NewAlliance Bancshares, Inc.	3,355,507	43,319,595	0.9%
*# PHH Corp.	1,610,740	27,028,217	0.6%
# Prosperity Bancshares, Inc.	991,519	27,534,483	0.6%
Provident Financial Services, Inc.	2,524,606	26,937,546	0.6%
Selective Insurance Group, Inc.	1,931,259	28,505,383	0.6%
# Susquehanna Bancshares, Inc.	2,507,238	20,208,338	0.4%
Umpqua Holdings Corp.	2,227,403	21,360,795	0.5%
Other Securities		779,856,240	16.1%
Total Financials		1,197,201,747	25.1%
Health Care — (5.6%)
* Kindred Healthcare, Inc.	1,556,280	20,262,766	0.4%
*# LifePoint Hospitals, Inc.	1,732,785	44,792,492	1.0%
Other Securities		232,767,056	4.8%
Total Health Care		297,822,314	6.2%
Industrials — (15.2%)
# Alexander & Baldwin, Inc.	1,094,786	29,165,099	0.6%
# Applied Industrial Technologies, Inc.	1,370,450	30,835,125	0.7%
# Briggs & Stratton Corp.	2,002,165	29,792,215	0.6%
* EnerSys	1,359,088	23,172,450	0.5%
* Esterline Technologies Corp.	1,043,023	27,483,656	0.6%
# GATX Corp.	1,352,865	40,734,765	0.9%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Tredegar Industries, Inc.	1,245,361	$21,893,446	0.5%
# Trinity Industries, Inc.	1,524,225	22,268,927	0.5%
Watts Water Technologies, Inc.	898,916	20,009,870	0.4%
# Werner Enterprises, Inc.	2,379,515	38,905,070	0.8%
Other Securities		527,429,109	10.9%
Total Industrials		811,689,732	17.0%
Information Technology — (16.8%)
*# Arris Group, Inc.	2,152,087	22,962,768	0.5%
* Benchmark Electronics, Inc.	2,841,081	34,462,313	0.7%
* Integrated Device Technology, Inc.	4,948,453	26,870,100	0.6%
* MKS Instruments, Inc.	2,124,394	33,246,766	0.7%
* MPS Group, Inc.	3,441,900	27,672,876	0.6%
* Skyworks Solutions, Inc.	4,982,775	44,047,731	0.9%
* Sycamore Networks, Inc.	6,832,668	20,156,371	0.4%
* SYNNEX Corp.	1,047,945	22,562,256	0.5%
* Tech Data Corp.	1,380,727	39,751,130	0.8%
Other Securities		623,110,092	13.1%
Total Information Technology		894,842,403	18.8%
Materials — (4.6%)
* OM Group, Inc.	826,326	23,021,442	0.5%
# Westlake Chemical Corp.	1,707,624	31,932,569	0.7%
Other Securities		193,046,984	4.0%
Total Materials		248,000,995	5.2%
Other — (0.0%)
Total Other		6,633	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		15,020,525	0.3%
Utilities — (0.1%)
Total Utilities		3,472,459	0.1%
TOTAL COMMON STOCKS		4,741,310,940	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		27,265	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $29,515,000 FHLMC 4.50%, 05/01/23, valued at $28,210,237) to be repurchased at $27,792,147	$27,792	27,792,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (10.6%)
§ @ DFA Short Term Investment Fund LP	562,250,070	562,250,070	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $7,063,532,820)		$5,331,380,275	111.8%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (10.6%)
Comcast Corp. Class A	347,609	$5,374,035	0.4%
Disney (Walt) Co.	277,825	6,084,367	0.4%
Home Depot, Inc.	200,625	5,280,450	0.4%
Lowe's Companies, Inc.	185,719	3,992,958	0.3%
McDonald's Corp.	124,831	6,652,244	0.5%
Time Warner, Inc.	188,821	4,121,962	0.3%
Other Securities		166,681,071	10.9%
Total Consumer Discretionary		198,187,087	13.2%
Consumer Staples — (7.5%)
Coca-Cola Co.	243,860	10,498,173	0.7%
CVS Caremark Corp.	263,150	8,362,907	0.6%
Kraft Foods, Inc.	255,784	5,985,346	0.4%
PepsiCo, Inc.	170,959	8,506,920	0.6%
Philip Morris International, Inc.	172,590	6,247,758	0.4%
Procter & Gamble Co.	341,128	16,865,368	1.1%
Wal-Mart Stores, Inc.	309,760	15,611,904	1.0%
Other Securities		67,547,803	4.5%
Total Consumer Staples		139,626,179	9.3%
Energy — (7.4%)
Apache Corp.	58,756	4,280,962	0.3%
Chevron Corp.	250,560	16,562,016	1.1%
ConocoPhillips	239,732	9,829,012	0.7%
Devon Energy Corp.	77,433	4,014,901	0.3%
Exxon Mobil Corp.	439,072	29,272,930	2.0%
# Schlumberger, Ltd.	90,400	4,428,696	0.3%
Other Securities		68,948,712	4.5%
Total Energy		137,337,229	9.2%
Financials — (12.2%)
Bank of America Corp.	842,547	7,523,945	0.5%
Goldman Sachs Group, Inc.	76,873	9,878,180	0.7%
JPMorgan Chase & Co.	629,826	20,784,258	1.4%
The Travelers Companies, Inc.	98,865	4,067,306	0.3%
# Wells Fargo & Co.	470,875	9,422,209	0.6%
Other Securities		175,392,255	11.6%
Total Financials		227,068,153	15.1%
Health Care — (9.9%)
Abbott Laboratories	178,855	7,485,082	0.5%
*# Amgen, Inc.	127,585	6,184,045	0.4%
Bristol-Myers Squibb Co.	231,655	4,447,776	0.3%
* Gilead Sciences, Inc.	106,580	4,881,364	0.3%
Johnson & Johnson	304,296	15,932,939	1.1%
Medtronic, Inc.	124,872	3,995,904	0.3%
# Merck & Co., Inc.	232,390	5,633,134	0.4%
# Pfizer, Inc.	954,193	12,748,018	0.9%
Schering-Plough Corp.	182,136	4,192,771	0.3%
UnitedHealth Group, Inc.	180,055	4,234,894	0.3%
Wyeth	141,295	5,990,908	0.4%
Other Securities		107,866,619	7.0%
Total Health Care		183,593,454	12.2%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
3M Co.	79,085	$4,555,296	0.3%
General Electric Co.	1,149,240	14,537,886	1.0%
United Technologies Corp.	87,829	4,289,568	0.3%
Other Securities		161,835,832	10.7%
Total Industrials		185,218,582	12.3%
Information Technology — (13.4%)
*# Apple, Inc.	96,724	12,170,781	0.8%
* Cisco Sytems, Inc.	711,634	13,748,769	0.9%
* Google, Inc.	26,997	10,690,002	0.7%
Hewlett-Packard Co.	277,599	9,988,012	0.7%
# Intel Corp.	541,492	8,544,744	0.6%
International Business Machines Corp.	112,730	11,634,863	0.8%
Microsoft Corp.	762,900	15,456,354	1.0%
Oracle Corp.	534,535	10,337,907	0.7%
# QUALCOMM, Inc.	176,700	7,477,944	0.5%
Other Securities		149,363,905	9.9%
Total Information Technology		249,413,281	16.6%
Materials — (3.7%)
Monsanto Co.	60,701	5,152,908	0.4%
Other Securities		63,871,343	4.2%
Total Materials		69,024,251	4.6%
Telecommunication Services — (2.6%)
AT&T, Inc.	875,406	22,427,902	1.5%
Verizon Communications, Inc.	374,011	11,347,494	0.8%
Other Securities		14,153,924	0.9%
Total Telecommunication Services		47,929,320	3.2%
Utilities — (3.4%)
Total Utilities		63,841,229	4.3%
TOTAL COMMON STOCKS		1,501,238,765	100.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		872	0.0%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,684,803	6,684,803	0.4%
SECURITIES LENDING COLLATERAL — (19.1%)
§ @ DFA Short Term Investment Fund LP	353,471,145	353,471,145	23.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,269,332 FNMA 7.000%, 12/01/38, valued at $2,172,861) to be repurchased at $2,109,583	$2,110	2,109,573	0.2%
TOTAL SECURITIES LENDING COLLATERAL		355,580,718	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,390,819,652)		$1,863,505,158	124.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (12.2%)
Carnival Corp.	256,500	$6,894,720	0.2%
Comcast Corp. Class A	803,975	12,429,453	0.4%
Disney (Walt) Co.	762,512	16,699,013	0.6%
* Liberty Media Corp. - Entertainment Class A	324,533	7,902,379	0.3%
Lowe's Companies, Inc.	509,400	10,952,100	0.4%
Time Warner, Inc.	505,637	11,038,056	0.4%
Other Securities		346,933,918	12.5%
Total Consumer Discretionary		412,849,639	14.8%
Consumer Staples — (6.4%)
Altria Group, Inc.	409,900	6,693,667	0.2%
Coca-Cola Co.	167,513	7,211,435	0.3%
CVS Caremark Corp.	598,385	19,016,675	0.7%
Kraft Foods, Inc.	594,231	13,905,005	0.5%
Procter & Gamble Co.	480,488	23,755,327	0.9%
Wal-Mart Stores, Inc.	405,000	20,412,000	0.7%
Other Securities		123,981,066	4.4%
Total Consumer Staples		214,975,175	7.7%
Energy — (8.1%)
Anadarko Petroleum Corp.	191,338	8,239,014	0.3%
Apache Corp.	140,063	10,204,990	0.4%
Chevron Corp.	594,814	39,317,205	1.4%
ConocoPhillips	570,496	23,390,336	0.8%
Devon Energy Corp.	180,050	9,335,592	0.3%
Exxon Mobil Corp.	404,458	26,965,215	1.0%
# Hess Corp.	131,009	7,177,983	0.3%
# Marathon Oil Corp.	294,470	8,745,759	0.3%
Occidental Petroleum Corp.	157,660	8,874,681	0.3%
XTO Energy, Inc.	240,650	8,340,929	0.3%
Other Securities		122,039,334	4.4%
Total Energy		272,631,038	9.8%
Financials — (15.1%)
# Bank of America Corp.	1,973,017	17,619,042	0.6%
Bank of New York Mellon Corp.	459,780	11,715,194	0.4%
# BlackRock, Inc.	48,404	7,092,154	0.3%
Goldman Sachs Group, Inc.	188,636	24,239,726	0.9%
JPMorgan Chase & Co.	1,524,696	50,314,968	1.8%
MetLife, Inc.	327,880	9,754,430	0.3%
# Morgan Stanley	289,204	6,836,783	0.2%
PNC Financial Services Group, Inc.	174,163	6,914,271	0.2%
The Travelers Companies, Inc.	240,418	9,890,797	0.4%
# Wells Fargo & Co.	950,777	19,025,048	0.7%
Other Securities		344,973,367	12.4%
Total Financials		508,375,780	18.2%
Health Care — (8.6%)
Johnson & Johnson	192,500	10,079,300	0.4%
# Pfizer, Inc.	1,954,872	26,117,090	0.9%
UnitedHealth Group, Inc.	450,520	10,596,230	0.4%
* WellPoint, Inc.	211,328	9,036,385	0.3%
Other Securities		235,025,578	8.4%
Total Health Care		290,854,583	10.4%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
Burlington Northern Santa Fe Corp.	139,866	$9,438,158	0.3%
FedEx Corp.	127,079	7,111,341	0.3%
General Electric Co.	2,458,016	31,093,902	1.1%
Union Pacific Corp.	206,650	10,154,781	0.4%
Other Securities		302,983,861	10.8%
Total Industrials		360,782,043	12.9%
Information Technology — (11.9%)
* Apple, Inc.	63,210	7,953,714	0.3%
* Cisco Sytems, Inc.	548,086	10,589,022	0.4%
* Google, Inc.	21,180	8,386,645	0.3%
Hewlett-Packard Co.	215,514	7,754,194	0.3%
# Intel Corp.	549,842	8,676,507	0.3%
International Business Machines Corp.	77,144	7,962,032	0.3%
Microsoft Corp.	671,399	13,602,544	0.5%
Oracle Corp.	401,307	7,761,277	0.3%
Other Securities		328,551,329	11.7%
Total Information Technology		401,237,264	14.4%
Materials — (4.2%)
Total Materials		141,042,673	5.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	1,911,839	48,981,315	1.8%
Verizon Communications, Inc.	1,015,564	30,812,212	1.1%
Other Securities		27,220,958	0.9%
Total Telecommunication Services		107,014,485	3.8%
Utilities — (2.3%)
Total Utilities		79,614,878	2.9%
TOTAL COMMON STOCKS		2,789,377,558	99.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,006	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,844	11,865,844	0.4%
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund LP	559,473,547	559,473,547	20.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $11,871,977 FNMA 7.500%, 10/01/37, valued at $11,013,977) to be repurchased at $10,693,232	$10,693	10,693,181	0.4%
TOTAL SECURITIES LENDING COLLATERAL		570,166,728	20.4%
TOTAL INVESTMENTS — (100.0%) (Cost $4,582,358,203)		$3,371,413,136	120.7%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (13.2%)
*# AutoNation, Inc.	199,808	$3,538,600	0.4%
Carnival Corp.	98,108	2,637,143	0.3%
Comcast Corp. Class A	298,194	4,610,079	0.5%
# J.C. Penney Co., Inc.	132,297	4,060,195	0.5%
# Macy's, Inc.	242,478	3,317,099	0.4%
*# Mohawk Industries, Inc.	44,950	2,126,584	0.3%
# Pulte Homes, Inc.	197,860	2,277,369	0.3%
*# Sears Holdings Corp.	54,760	3,420,857	0.4%
Time Warner, Inc.	198,927	4,342,576	0.5%
Other Securities		120,040,097	13.5%
Total Consumer Discretionary		150,370,599	17.1%
Consumer Staples — (4.6%)
Coca-Cola Enterprises, Inc.	143,260	2,444,016	0.3%
CVS Caremark Corp.	88,513	2,812,943	0.3%
Kraft Foods, Inc.	120,422	2,817,875	0.3%
Molson Coors Brewing Co.	59,636	2,281,077	0.3%
# Procter & Gamble Co.	70,100	3,465,744	0.4%
# Wal-Mart Stores, Inc.	42,300	2,131,920	0.2%
Other Securities		36,360,642	4.1%
Total Consumer Staples		52,314,217	5.9%
Energy — (6.3%)
Anadarko Petroleum Corp.	58,467	2,517,589	0.3%
Chevron Corp.	59,100	3,906,510	0.5%
ConocoPhillips	197,546	8,099,386	0.9%
Exxon Mobil Corp.	66,600	4,440,222	0.5%
Marathon Oil Corp.	94,908	2,818,768	0.3%
Other Securities		50,589,417	5.7%
Total Energy		72,371,892	8.2%
Financials — (18.0%)
American Financial Group, Inc.	129,237	2,271,986	0.3%
Ameriprise Financial, Inc.	82,630	2,177,300	0.2%
Bank of America Corp.	440,722	3,935,647	0.4%
Cincinnati Financial Corp.	97,478	2,334,598	0.3%
Fidelity National Financial, Inc.	164,569	2,983,636	0.3%
First American Corp.	86,160	2,419,373	0.3%
HCC Insurance Holdings, Inc.	93,600	2,238,912	0.3%
JPMorgan Chase & Co.	539,281	17,796,273	2.0%
# M&T Bank Corp.	53,100	2,785,095	0.3%
MetLife, Inc.	84,340	2,509,115	0.3%
The Travelers Companies, Inc.	73,100	3,007,334	0.3%
Unum Group	203,475	3,324,782	0.4%
# Wells Fargo & Co.	159,494	3,191,475	0.4%
Other Securities		154,607,073	17.5%
Total Financials		205,582,599	23.3%
Health Care — (6.7%)
* Community Health Systems, Inc.	104,600	2,389,064	0.3%
# Pfizer, Inc.	326,770	4,365,647	0.5%
* WellPoint, Inc.	62,400	2,668,224	0.3%
Other Securities		67,535,239	7.6%
Total Health Care		76,958,174	8.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.8%)
General Electric Co.	267,064	$3,378,360	0.4%
Southwest Airlines Co.	307,716	2,147,858	0.3%
Other Securities		106,581,870	12.0%
Total Industrials		112,108,088	12.7%
Information Technology — (11.4%)
* Computer Sciences Corp.	98,945	3,657,007	0.4%
Fidelity National Information Services, Inc.	124,208	2,217,113	0.3%
* IAC/InterActiveCorp	143,788	2,303,484	0.3%
* Ingram Micro, Inc.	166,139	2,412,338	0.3%
* Macrovision Solutions Corp.	110,469	2,233,683	0.3%
* Tellabs, Inc.	426,210	2,233,340	0.3%
Xerox Corp.	565,620	3,455,938	0.4%
Other Securities		111,310,614	12.4%
Total Information Technology		129,823,517	14.7%
Materials — (3.9%)
International Paper Co.	281,200	3,559,992	0.4%
MeadWestavco Corp.	151,161	2,367,181	0.3%
Weyerhaeuser Co.	89,170	3,144,134	0.4%
Other Securities		34,901,326	3.9%
Total Materials		43,972,633	5.0%
Telecommunication Services — (1.9%)
AT&T, Inc.	288,740	7,397,519	0.9%
Verizon Communications, Inc.	150,079	4,553,397	0.5%
Other Securities		10,029,132	1.1%
Total Telecommunication Services		21,980,048	2.5%
Utilities — (1.1%)
Total Utilities		12,157,004	1.4%
TOTAL COMMON STOCKS		877,638,771	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,111	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,505,310	5,505,310	0.6%
SECURITIES LENDING COLLATERAL — (22.6%)
§@ DFA Short Term Investment Fund LP	256,387,517	256,387,517	29.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,722,719 FNMA 7.000%, 12/01/37, valued at $1,576,067) to be repurchased at $1,530,169	$1,530	1,530,162	0.2%
TOTAL SECURITIES LENDING COLLATERAL		257,917,679	29.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,555,878,022)		$1,141,062,871	129.4%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.9%)
Consumer Discretionary — (12.3%)
Carnival Corp.	112,200	$3,015,936	0.3%
Comcast Corp. Class A	346,719	5,360,276	0.5%
Disney (Walt) Co.	340,594	7,459,009	0.7%
# J.C. Penney Co., Inc.	90,573	2,779,685	0.3%
* Liberty Media Corp. - Entertainment Class A	118,270	2,879,874	0.3%
News Corp. Class A	318,443	2,630,339	0.3%
Time Warner Cable, Inc.	88,298	2,845,845	0.3%
Time Warner, Inc.	173,757	3,793,115	0.4%
Other Securities		133,142,120	12.1%
Total Consumer Discretionary		163,906,199	15.2%
Consumer Staples — (5.6%)
Archer-Daniels-Midland Co.	114,684	2,823,520	0.3%
Coca-Cola Co.	63,683	2,741,553	0.3%
CVS Caremark Corp.	241,184	7,664,828	0.7%
Kraft Foods, Inc.	258,941	6,059,219	0.6%
# Procter & Gamble Co.	98,325	4,861,188	0.5%
Other Securities		50,903,633	4.6%
Total Consumer Staples		75,053,941	7.0%
Energy — (7.1%)
Anadarko Petroleum Corp.	65,242	2,809,321	0.3%
Apache Corp.	58,503	4,262,529	0.4%
Chevron Corp.	158,330	10,465,613	1.0%
ConocoPhillips	196,350	8,050,350	0.8%
Devon Energy Corp.	82,570	4,281,254	0.4%
Exxon Mobil Corp.	232,529	15,502,708	1.4%
# Hess Corp.	52,025	2,850,450	0.3%
Marathon Oil Corp.	136,394	4,050,902	0.4%
Other Securities		42,464,547	3.8%
Total Energy		94,737,674	8.8%
Financials — (14.6%)
Bank of America Corp.	697,298	6,226,871	0.6%
Bank of New York Mellon Corp.	172,418	4,393,211	0.4%
# BlackRock, Inc.	18,315	2,683,514	0.3%
CME Group, Inc.	12,950	2,866,482	0.3%
Goldman Sachs Group, Inc.	79,332	10,194,162	1.0%
JPMorgan Chase & Co.	633,250	20,897,250	2.0%
MetLife, Inc.	103,949	3,092,483	0.3%
The Travelers Companies, Inc.	100,570	4,137,450	0.4%
# Wells Fargo & Co.	228,696	4,576,207	0.4%
Other Securities		135,662,787	12.4%
Total Financials		194,730,417	18.1%
Health Care — (8.6%)
*# Amgen, Inc.	54,108	2,622,615	0.3%
Johnson & Johnson	92,545	4,845,656	0.5%
Pfizer, Inc.	626,903	8,375,424	0.8%
UnitedHealth Group, Inc.	200,614	4,718,441	0.5%
* WellPoint, Inc.	82,131	3,511,922	0.3%
Other Securities		91,434,450	8.3%
Total Health Care		115,508,508	10.7%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
Burlington Northern Santa Fe Corp.	52,256	$3,526,235	0.3%
FedEx Corp.	55,500	3,105,780	0.3%
General Electric Co.	991,330	12,540,325	1.2%
Union Pacific Corp.	86,349	4,243,190	0.4%
Other Securities		123,160,906	11.4%
Total Industrials		146,576,436	13.6%
Information Technology — (11.8%)
*# Apple, Inc.	25,800	3,246,414	0.3%
*# Cisco Sytems, Inc.	153,862	2,972,614	0.3%
* Google, Inc.	7,940	3,144,002	0.3%
Hewlett-Packard Co.	135,685	4,881,946	0.5%
Intel Corp.	262,101	4,135,954	0.4%
International Business Machines Corp.	43,707	4,510,999	0.4%
Microsoft Corp.	249,051	5,045,773	0.5%
# Oracle Corp.	165,850	3,207,539	0.3%
Other Securities		126,516,425	11.6%
Total Information Technology		157,661,666	14.6%
Materials — (3.5%)
Weyerhaeuser Co.	78,100	2,753,806	0.3%
Other Securities		44,301,421	4.1%
Total Materials		47,055,227	4.4%
Telecommunication Services — (3.0%)
AT&T, Inc.	842,756	21,591,409	2.0%
Verizon Communications, Inc.	276,716	8,395,563	0.8%
Other Securities		10,491,118	0.9%
Total Telecommunication Services		40,478,090	3.7%
Utilities — (2.4%)
Total Utilities		32,239,520	3.0%
TOTAL COMMON STOCKS		1,067,947,678	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		60	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,574,322	8,574,322	0.8%
SECURITIES LENDING COLLATERAL — (19.5%)
§@ DFA Short Term Investment Fund LP	258,915,093	258,915,093	24.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,739,703 FNMA 7.000%, 12/01/37, valued at $1,591,605) to be repurchased at $1,545,254	$1,545	1,545,247	0.1%
TOTAL SECURITIES LENDING COLLATERAL		260,460,340	24.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,513,628,411)		$1,336,982,400	124.0%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.8%)
Consumer Discretionary — (15.5%)
# Aaron's, Inc.	120,700	$4,050,692	0.2%
Asbury Automotive Group, Inc.	401,424	3,881,770	0.2%
# Buckle, Inc.	124,650	4,658,170	0.2%
Cooper Tire & Rubber Co.	1,009,664	8,349,921	0.4%
Finish Line, Inc. Class A	613,086	5,211,231	0.3%
Group 1 Automotive, Inc.	337,281	7,184,085	0.4%
Stage Stores, Inc.	848,340	10,392,165	0.5%
# Superior Industries International, Inc.	354,893	5,351,786	0.3%
* The Steak n Shake Co.	393,468	4,548,490	0.2%
* Warnaco Group, Inc.	133,817	3,859,282	0.2%
*# WMS Industries, Inc.	143,494	4,607,592	0.2%
Other Securities		307,212,669	15.2%
Total Consumer Discretionary		369,307,853	18.3%
Consumer Staples — (4.0%)
Casey's General Stores, Inc.	137,677	3,663,585	0.2%
* Central Garden & Pet Co.	399,374	3,841,978	0.2%
* Central Garden & Pet Co. Class A	707,059	6,413,025	0.3%
*# Green Mountain Coffee, Inc.	62,866	4,545,840	0.2%
# Lancaster Colony Corp.	86,132	3,772,582	0.2%
Other Securities		73,331,450	3.6%
Total Consumer Staples		95,568,460	4.7%
Energy — (3.4%)
* Dril-Quip, Inc.	116,400	4,001,832	0.2%
# USEC, Inc.	1,236,154	7,651,793	0.4%
Other Securities		70,212,936	3.5%
Total Energy		81,866,561	4.1%
Financials — (12.7%)
First Niagara Financial Group, Inc.	274,110	3,711,449	0.2%
Horace Mann Educators Corp.	710,777	6,240,622	0.3%
*# PHH Corp.	873,449	14,656,474	0.7%
# Westamerica Bancorporation	79,557	4,266,642	0.2%
Other Securities		275,598,109	13.7%
Total Financials		304,473,296	15.1%
Health Care — (10.0%)
* AMERIGROUP Corp.	139,800	4,175,826	0.2%
*# Dendreon Corp.	174,459	3,698,531	0.2%
*# Isis Pharmaceuticals, Inc.	239,713	3,758,700	0.2%
*# NuVasive, Inc.	97,252	3,685,851	0.2%
Other Securities		224,722,671	11.1%
Total Health Care		240,041,579	11.9%
Industrials — (14.4%)
# CLAROC, Inc.	110,800	3,443,664	0.2%
# Curtiss-Wright Corp.	112,800	3,606,216	0.2%
* EMCOR Group, Inc.	176,300	3,665,277	0.2%
G & K Services, Inc. Class A	225,665	5,634,855	0.3%
* Griffon Corp.	439,420	3,809,771	0.2%
# Heartland Express, Inc.	264,941	3,960,868	0.2%
*# InterDigital, Inc.	135,597	3,568,913	0.2%
# Knight Transportation, Inc.	227,179	4,016,525	0.2%
# Regal-Beloit Corp.	84,204	3,421,209	0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Spherion Corp.	1,107,259	$3,975,060	0.2%
* Tetra Tech, Inc.	153,296	3,764,950	0.2%
Other Securities		301,699,966	14.8%
Total Industrials		344,567,274	17.1%
Information Technology — (17.1%)
Adtran, Inc.	210,232	4,446,407	0.2%
* Exar Corp.	850,992	5,233,601	0.3%
*# Informatica Corp.	245,857	3,909,126	0.2%
InfoSpace, Inc.	655,004	4,342,677	0.2%
* Lattice Semiconductor Corp.	2,063,426	3,590,361	0.2%
* PMC-Sierra, Inc.	594,654	4,709,660	0.2%
# Quality Systems, Inc.	72,918	3,909,863	0.2%
* Quest Software, Inc.	296,730	4,311,487	0.2%
* Skyworks Solutions, Inc.	466,293	4,122,030	0.2%
*# Synaptics, Inc.	105,950	3,441,256	0.2%
* Zoran Corp.	620,081	5,543,524	0.3%
Other Securities		360,939,855	17.9%
Total Information Technology		408,499,847	20.3%
Materials — (3.7%)
Rock-Tenn Co. Class A	106,000	4,002,560	0.2%
Schweitzer-Maudoit International, Inc.	194,768	4,473,821	0.2%
Other Securities		78,986,948	3.9%
Total Materials		87,463,329	4.3%
Other — (0.0%)
Total Other		454	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		19,676,450	1.0%
Utilities — (2.2%)
Total Utilities		53,571,074	2.7%
TOTAL COMMON STOCKS		2,005,036,177	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,834	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $44,715,000 FHLMC 5.50%, 06/01/38, valued at $44,453,682) to be repurchased at $43,796,231	$43,796	43,796,000	2.2%
	Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§@ DFA Short Term Investment Fund LP	343,049,324	343,049,324	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,784,638,765)		$2,391,884,335	118.7%

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
Consumer Discretionary — (15.4%)
*# Buffalo Wild Wings, Inc.	156,089	$6,093,715	0.3%
*# Coinstar, Inc.	233,492	8,309,980	0.3%
*# Jos. A. Bank Clothiers, Inc.	176,578	7,140,814	0.3%
* Papa John's International, Inc.	217,257	5,766,001	0.2%
# Penske Automotive Group, Inc.	909,083	12,045,350	0.5%
*# Pinnacle Entertainment, Inc.	540,950	6,751,056	0.3%
# Ryland Group, Inc.	289,841	6,002,607	0.3%
* Steven Madden, Ltd.	180,802	5,319,195	0.2%
Systemax, Inc.	342,869	5,780,771	0.2%
Other Securities		365,334,517	14.8%
Total Consumer Discretionary		428,544,006	17.4%
Consumer Staples — (4.2%)
# Cal-Maine Foods, Inc.	207,719	5,498,322	0.2%
J & J Snack Foods Corp.	181,697	7,042,576	0.3%
# Lance, Inc.	246,075	5,699,097	0.2%
PriceSmart, Inc.	296,600	5,294,310	0.2%
Other Securities		94,156,264	3.9%
Total Consumer Staples		117,690,569	4.8%
Energy — (1.9%)
Total Energy		51,949,452	2.1%
Financials — (15.1%)
# Financial Federal Corp.	261,451	6,434,309	0.3%
# PacWest Bancorp	601,092	8,757,910	0.4%
*# Portfolio Recovery Associates, Inc.	154,630	5,407,411	0.2%
Other Securities		400,187,154	16.2%
Total Financials		420,786,784	17.1%
Health Care — (12.4%)
* AMAG Pharmaceuticals, Inc.	119,140	5,343,429	0.2%
* Amsurg Corp.	297,081	6,102,044	0.3%
*# Dendreon Corp.	544,471	11,542,785	0.5%
Other Securities		320,259,923	13.0%
Total Health Care		343,248,181	14.0%
Industrials — (14.2%)
# American Science & Engineering, Inc.	88,885	5,356,210	0.2%
*# American Superconductor Corp.	222,974	5,730,432	0.2%
*# Astec Industries, Inc.	198,740	6,125,167	0.3%
# Badger Meter, Inc.	232,440	9,055,862	0.4%
# Healthcare Services Group, Inc.	410,100	7,332,588	0.3%
# Raven Industries, Inc.	328,169	7,843,239	0.3%
SkyWest, Inc.	517,028	6,225,017	0.3%
Tredegar Industries, Inc.	337,450	5,932,371	0.2%
Other Securities		341,568,463	13.9%
Total Industrials		395,169,349	16.1%
Information Technology — (18.4%)
Acxiom Corp.	566,880	5,470,392	0.2%
# Black Box Corp.	261,124	7,146,964	0.3%
*# Cabot Microelectronics Corp.	234,301	6,750,212	0.3%
* Forrester Research, Inc.	224,649	5,708,331	0.2%
* Harmonic, Inc.	768,602	5,633,853	0.2%
*# L-1 Identity Solutions, Inc.	963,631	7,053,779	0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Maximus, Inc.	192,800	$7,775,624	0.3%
*# NetLogic Microsystems, Inc.	199,008	6,485,671	0.3%
Pegasystems, Inc.	342,478	5,983,091	0.3%
# Power Integrations, Inc.	260,001	5,538,021	0.2%
*# ScanSource, Inc.	237,698	5,873,518	0.3%
* SPSS, Inc.	183,571	5,672,344	0.2%
* Sykes Enterprises, Inc.	403,892	7,940,517	0.3%
* SYNNEX Corp.	278,000	5,985,340	0.3%
*# Tyler Technologies, Inc.	367,652	6,066,258	0.3%
*# Viasat, Inc.	257,152	5,911,924	0.3%
Other Securities		411,335,426	16.6%
Total Information Technology		512,331,265	20.9%
Materials — (3.7%)
# AMCOL International Corp.	271,602	5,263,647	0.2%
Arch Chemicals, Inc.	231,263	5,591,939	0.2%
* OM Group, Inc.	200,851	5,595,709	0.2%
Other Securities		86,253,000	3.6%
Total Materials		102,704,295	4.2%
Other — (0.0%)
Total Other		2,444	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	623,226	6,568,802	0.3%
Other Securities		19,591,767	0.8%
Total Telecommunication Services		26,160,569	1.1%
Utilities — (1.6%)
American States Water Co.	165,279	5,707,084	0.2%
CH Energy Group, Inc.	129,508	5,755,336	0.2%
MGE Energy, Inc.	205,779	6,313,300	0.3%
Other Securities		26,592,166	1.1%
Total Utilities		44,367,886	1.8%
TOTAL COMMON STOCKS		2,442,954,800	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,457	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,771,387	10,771,387	0.4%
SECURITIES LENDING COLLATERAL — (11.8%)
§@ DFA Short Term Investment Fund LP	326,931,534	326,931,534	13.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,401,969,206)		$2,780,661,178	113.2%

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (69.8%)
Real Estate Investment Trusts — (69.8%)
# Alexander's, Inc.	55,500	$12,103,440	0.8%
# Alexandria Real Estate Equities, Inc.	376,986	13,752,449	0.9%
# AMB Property Corp.	1,340,865	25,597,113	1.7%
American Campus Communites, Inc.	453,447	9,830,731	0.7%
# Apartment Investment & Management Co. Class A	1,251,241	9,134,059	0.6%
# AvalonBay Communities, Inc.	828,309	47,056,234	3.2%
# BioMed Realty Trust, Inc.	858,944	9,800,551	0.7%
# Boston Properties, Inc.	1,161,164	57,384,725	3.9%
# BRE Properties, Inc. Class A	548,615	13,479,471	0.9%
# Camden Property Trust	571,903	15,515,728	1.0%
# Commercial Net Lease Realty	857,504	15,212,121	1.0%
# Corporate Office Properties Trust	553,300	16,908,848	1.1%
# Digital Realty Trust, Inc.	798,117	28,740,193	1.9%
# Douglas Emmett, Inc.	1,309,963	12,536,346	0.8%
# Duke Realty Corp.	1,592,636	15,560,054	1.0%
Equity Lifestyle Properties, Inc.	268,626	10,656,393	0.7%
# Equity One, Inc.	808,176	12,025,659	0.8%
# Equity Residential	2,612,039	59,789,573	4.0%
# Essex Property Trust, Inc.	283,571	18,003,923	1.2%
# Federal Realty Investment Trust	631,358	34,850,962	2.3%
# HCP, Inc.	2,393,882	52,545,710	3.5%
# Health Care REIT, Inc.	1,174,673	40,021,109	2.7%
# Healthcare Realty Trust, Inc.	635,960	10,677,768	0.7%
# Highwood Properties, Inc.	681,756	16,355,326	1.1%
# Home Properties, Inc.	352,370	12,840,363	0.9%
# Hospitality Properties Trust	998,151	12,217,368	0.8%
# Host Marriott Corp.	5,443,568	41,861,038	2.8%
HRPT Properties Trust	2,385,161	10,280,044	0.7%
# Kimco Realty Corp.	2,853,770	34,302,315	2.3%
# Liberty Property Trust	1,057,253	25,733,538	1.7%
Mack-Cali Realty Corp.	709,836	19,066,195	1.3%
# Mid-America Apartment Communities, Inc.	302,710	11,197,243	0.8%
# Nationwide Health Properties, Inc.	1,090,924	26,934,914	1.8%
Omega Healthcare Investors, Inc.	882,824	13,877,993	0.9%
# ProLogis	2,555,590	23,281,425	1.6%
# PS Business Parks, Inc.	219,425	9,599,844	0.6%
# Public Storage	1,618,366	108,203,951	7.3%
# Realty Income Corp.	1,118,748	24,981,643	1.7%
# Regency Centers Corp.	749,782	28,079,336	1.9%
Senior Housing Properties Trust	1,265,132	20,735,514	1.4%
# Simon Property Group, Inc.	2,284,339	117,871,892	7.9%
# SL Green Realty Corp.	603,509	10,657,969	0.7%
# Tanger Factory Outlet Centers, Inc.	338,800	11,288,816	0.8%
# Taubman Centers, Inc.	565,761	13,476,427	0.9%
# The Macerich Co.	826,166	14,482,690	1.0%
# UDR, Inc.	1,480,632	14,909,964	1.0%
# Ventas, Inc.	1,541,428	44,146,498	3.0%
# Vornado Realty Trust	1,484,611	72,582,632	4.9%
Washington REIT	568,024	12,115,952	0.8%
# Weingarten Realty Investors	915,757	14,230,864	1.0%
Other Securities		171,331,690	11.6%
TOTAL COMMON STOCKS		1,477,826,604	99.3%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,980,000 FNMA 5.058%(r), 01/01/36, valued at $8,605,747) to be repurchased at $8,476,045	$8,476	$8,476,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (29.8%)
§ @ DFA Short Term Investment Fund LP	627,671,646	627,671,646	42.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $4,894,876 FNMA 7.000%, 10/01/37, valued at $3,858,428) to be repurchased at $3,746,064	$3,746	3,746,046	0.2%
TOTAL SECURITIES LENDING COLLATERAL		631,417,692	42.4%
TOTAL INVESTMENTS — (100.0%) (Cost $2,955,265,901)		$2,117,720,296	142.3%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
BHP Billiton, Ltd.	297,885	$7,196,177	0.7%
Commonwealth Bank of Australia	193,198	4,936,433	0.5%
Westpac Banking Corp.	294,724	4,108,911	0.4%
Other Securities		49,651,381	4.6%
TOTAL — AUSTRALIA		65,892,902	6.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,989,933	0.3%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		6,103,637	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — BELGIUM		6,103,641	0.6%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
EnCana Corp.	98,862	4,530,933	0.4%
* Research In Motion, Ltd.	67,100	4,635,090	0.4%
# Royal Bank of Canada	205,068	7,269,234	0.7%
# Toronto Dominion Bank	111,615	4,405,486	0.4%
Other Securities		70,649,737	6.7%
TOTAL — CANADA		91,490,480	8.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,823,128	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Nokia Oyj	280,768	3,987,879	0.4%
Other Securities		7,196,274	0.6%
TOTAL — FINLAND		11,184,153	1.0%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
BNP Paribas SA	103,135	5,429,426	0.5%
France Telecom SA	214,253	4,756,423	0.5%
# GDF Suez (B0C2CQ3)	138,239	4,964,754	0.5%
# Sanofi - Aventis	101,521	5,879,299	0.6%
Total SA	177,977	8,905,222	0.9%
Total SA Sponsored ADR	77,100	3,833,412	0.4%
Other Securities		61,241,018	5.6%
TOTAL COMMON STOCKS		95,009,554	9.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		414,485	0.0%
TOTAL — FRANCE		95,424,039	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
#* BASF AG	103,527	$3,916,435	0.4%
# Deutsche Telekom AG	307,438	3,752,468	0.4%
# E.ON AG	186,594	6,263,287	0.6%
# RWE AG	53,381	3,845,336	0.4%
Siemens AG Sponsored ADR	58,650	3,925,445	0.4%
Other Securities		53,188,740	4.9%
TOTAL — GERMANY		74,891,711	7.1%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,055,653	0.5%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,575,478	2.0%
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,923,119	0.3%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
# Eni SpA	241,210	5,176,163	0.5%
Other Securities		27,221,978	2.6%
TOTAL COMMON STOCKS		32,398,141	3.1%
PREFERRED STOCKS — (0.0%)
Other Securities		17,207	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		105,518	0.0%
TOTAL — ITALY		32,520,866	3.1%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,492,509	0.5%
Toyota Motor Corp.	249,300	9,866,986	0.9%
# Toyota Motor Corp. Sponsored ADR	65,000	5,145,400	0.5%
Other Securities		220,131,452	20.8%
TOTAL — JAPAN		240,636,347	22.7%
NETHERLANDS — (2.0%)
COMMON STOCKS — (2.0%)
# Royal Dutch Shell P.L.C. Series A	280,159	6,425,377	0.6%
Unilever NV	201,479	3,986,752	0.4%
Other Securities		15,978,760	1.5%
TOTAL — NETHERLANDS		26,390,889	2.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		935,419	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,178,932	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$2,784,790	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		10,286,295	1.0%
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	349,999	3,786,994	0.4%
# Banco Santander SA Sponsored ADR	618,667	5,660,803	0.5%
# Telefonica SA	312,210	5,915,177	0.6%
Telefonica SA Sponsored ADR	119,800	6,743,542	0.6%
Other Securities		20,668,411	1.9%
TOTAL COMMON STOCKS		42,774,927	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,019	0.0%
TOTAL — SPAIN		42,783,946	4.0%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,997,975	2.1%
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Credit Suisse Group AG	113,322	4,428,231	0.4%
# Nestle SA	466,223	15,197,346	1.4%
Novartis AG	177,956	6,735,334	0.6%
Novartis AG ADR	120,800	4,579,528	0.4%
Roche Holding AG Genusschein	82,700	10,428,812	1.0%
* UBS AG	362,738	4,982,748	0.5%
Other Securities		27,234,438	2.6%
TOTAL — SWITZERLAND		73,586,437	6.9%
UNITED KINGDOM — (15.3%)
COMMON STOCKS — (15.3%)
Anglo American P.L.C.	178,356	3,837,921	0.4%
# AstraZeneca P.L.C.	162,199	5,679,473	0.5%
BG Group P.L.C.	416,864	6,656,438	0.6%
BP P.L.C.	1,435,437	10,143,749	1.0%
BP P.L.C. Sponsored ADR	160,400	6,810,584	0.6%
# British American Tobacco P.L.C.	246,959	5,955,876	0.6%
GlaxoSmithKline P.L.C.	503,498	7,755,501	0.7%
HSBC Holdings P.L.C.	1,222,661	8,694,914	0.8%
HSBC Holdings P.L.C. Sponsored ADR	198,333	7,060,655	0.7%
Rio Tinto P.L.C.	100,951	4,101,780	0.4%
Royal Dutch Shell P.L.C. Series B	235,872	5,337,924	0.5%
Standard Chartered P.L.C.	265,170	4,101,999	0.4%
Tesco P.L.C.	1,001,588	4,962,696	0.5%
Vodafone Group P.L.C.	4,542,746	8,349,441	0.8%
Vodafone Group P.L.C. Sponsored ADR	303,700	5,572,895	0.5%
Other Securities		103,368,077	9.7%
TOTAL — UNITED KINGDOM		198,389,923	18.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,680,000 FNMA 5.00%, 06/01/23, valued at $3,429,951) to be repurchased at $3,377,018	$3,377	$3,377,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.2%)
§@ DFA Short Term Investment Fund LP	247,395,946	247,395,946	23.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,329,710) to be repurchased at $2,284,040	$2,284	2,284,029	0.2%
TOTAL SECURITIES LENDING COLLATERAL		249,679,975	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,512,349,701)		$1,298,903,031	122.6%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
Australia & New Zealand Banking Group, Ltd.	531,170	$6,125,565	0.3%
Commonwealth Bank of Australia	243,025	6,209,570	0.3%
National Australia Bank, Ltd.	446,954	6,684,305	0.3%
Other Securities		118,433,964	4.5%
TOTAL COMMON STOCKS		137,453,404	5.4%
PREFERRED STOCKS — (0.0%)
Other Securities		8,288	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003	0.0%
TOTAL — AUSTRALIA		137,462,695	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		14,159,394	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,374,950	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21	0.0%
TOTAL — BELGIUM		24,374,971	1.0%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
# Bank of Montreal	202,373	6,698,846	0.3%
EnCana Corp.	169,117	7,750,782	0.3%
Manulife Financial Corp.	383,973	6,538,449	0.3%
Petro-Canada	193,730	6,114,030	0.3%
# Royal Bank of Canada	162,793	5,770,673	0.2%
Sun Life Financial, Inc.	245,700	5,744,599	0.2%
# Toronto Dominion Bank	208,260	8,220,101	0.3%
Other Securities		173,484,359	6.8%
TOTAL COMMON STOCKS		220,321,839	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,226	0.0%
TOTAL — CANADA		220,329,065	8.7%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		21,398,357	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		102,774	0.0%
TOTAL — DENMARK		21,501,131	0.8%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		40,578,001	1.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
*# AXA SA Sponsored ADR	442,470	$7,601,635	0.3%
# BNP Paribas SA	233,591	12,297,135	0.5%
Sanofi - Aventis ADR	194,695	5,591,640	0.2%
*# Schneider Electric SA	74,206	5,646,966	0.2%
Societe Generale Paris	132,249	6,759,058	0.3%
Total SA Sponsored ADR	139,827	6,952,198	0.3%
Vivendi SA	234,169	6,296,589	0.3%
Other Securities		147,989,875	5.7%
TOTAL COMMON STOCKS		199,135,096	7.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003,186	0.1%
TOTAL — FRANCE		200,138,282	7.9%
GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
Allianz SE Sponsored ADR	798,186	7,231,565	0.3%
# Daimler AG	169,947	6,060,082	0.2%
*# E.ON AG Sponsored ADR	218,470	7,351,516	0.3%
Munchener Rueckversicherungs-Gesellschaft AG	43,657	6,032,100	0.2%
Siemens AG Sponsored ADR	125,474	8,397,975	0.3%
Other Securities		119,364,659	4.8%
TOTAL COMMON STOCKS		154,437,897	6.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,550	0.0%
TOTAL — GERMANY		154,440,447	6.1%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		26,787,869	1.0%
HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		49,757,979	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,266	0.0%
TOTAL — HONG KONG		49,764,245	2.0%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		15,706,908	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	2,143,093	6,827,599	0.3%
Other Securities		71,963,966	2.8%
TOTAL COMMON STOCKS		78,791,565	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		69,067	0.0%
TOTAL — ITALY		78,860,632	3.1%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	$11,906,812	0.5%
Sony Corp. Sponsored ADR	257,200	6,651,192	0.3%
# Toyota Motor Corp. Sponsored ADR	240,669	19,051,358	0.8%
Other Securities		556,859,879	21.8%
TOTAL — JAPAN		594,469,241	23.4%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
ING Groep NV Sponsored ADR	636,311	5,764,978	0.2%
Other Securities		63,176,267	2.5%
TOTAL — NETHERLANDS		68,941,245	2.7%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,607,554	0.3%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,391,675	1.0%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		13,545,436	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		29,089,405	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		550	0.0%
TOTAL — SINGAPORE		29,089,955	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	803,476	8,693,617	0.4%
# Banco Santander SA Sponsored ADR	2,128,205	19,473,076	0.8%
Other Securities		56,309,838	2.1%
TOTAL COMMON STOCKS		84,476,531	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,003	0.0%
TOTAL — SPAIN		84,494,534	3.3%
SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
# Nordea Bank AB	877,560	6,527,596	0.3%
Other Securities		42,896,356	1.6%
TOTAL COMMON STOCKS		49,423,952	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		265,908	0.0%
TOTAL — SWEDEN		49,689,860	1.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
ABB, Ltd. Sponsored ADR	424,571	$6,037,400	0.2%
Adecco SA	141,245	5,559,197	0.2%
Credit Suisse Group AG Sponsored ADR	397,715	15,224,530	0.6%
Holcim, Ltd.	158,244	8,026,517	0.3%
# Nestle SA	454,270	14,807,717	0.6%
Novartis AG ADR	373,823	14,171,630	0.6%
Roche Holding AG Genusschein	82,873	10,450,628	0.4%
Zurich Financial Services AG	55,542	10,321,399	0.4%
Other Securities		85,958,095	3.4%
TOTAL COMMON STOCKS		170,557,113	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,439	0.0%
TOTAL — SWITZERLAND		170,586,552	6.7%
UNITED KINGDOM — (15.9%)
COMMON STOCKS — (15.9%)
Anglo American P.L.C.	452,610	9,739,406	0.4%
Aviva P.L.C.	1,400,120	6,446,211	0.3%
Barclays P.L.C. Sponsored ADR	892,663	14,291,535	0.6%
BP P.L.C. Sponsored ADR	717,376	30,459,785	1.2%
HSBC Holdings P.L.C. Sponsored ADR	1,118,702	39,825,791	1.6%
Kingfisher P.L.C.	2,156,152	5,869,525	0.2%
Marks & Spencer Group P.L.C.	1,223,327	6,060,679	0.3%
# Pearson P.L.C. Sponsored ADR	607,283	6,291,452	0.3%
Royal Dutch Shell P.L.C. ADR	935,795	42,578,673	1.7%
SABmiller P.L.C.	376,453	6,312,356	0.3%
Standard Chartered P.L.C.	749,103	11,588,112	0.5%
Vodafone Group P.L.C. Sponsored ADR	1,571,531	28,837,594	1.1%
Other Securities		285,982,202	10.9%
TOTAL — UNITED KINGDOM		494,283,321	19.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,285,000 FNMA 5.00%, 08/25/18, valued at $9,527,442) to be repurchased at $9,383,050	$9,383	9,383,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund LP	582,913,971	582,913,971	22.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $694,409) to be repurchased at $680,796	$681	680,793	0.0%
TOTAL SECURITIES LENDING COLLATERAL		583,594,764	22.9%
TOTAL INVESTMENTS — (100.0%) (Cost $4,335,666,969)		$3,113,180,777	122.4%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Australia & New Zealand Banking Group, Ltd.	81,011	$934,236	0.2%
Commonwealth Bank of Australia	49,366	1,261,358	0.3%
National Australia Bank, Ltd.	62,224	930,575	0.2%
Other Securities		16,816,951	3.7%
TOTAL — AUSTRALIA		19,943,120	4.4%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,940,745	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Delhaize Group Sponsored ADR	13,449	909,152	0.2%
Other Securities		2,839,060	0.6%
TOTAL — BELGIUM		3,748,212	0.8%
BRAZIL — (2.6%)
COMMON STOCKS — (1.4%)
Other Securities		6,722,802	1.5%
PREFERRED STOCKS — (1.2%)
Companhia Vale do Rio Doce Sponsored ADR	66,950	919,224	0.2%
Other Securities		4,758,057	1.0%
TOTAL PREFERRED STOCKS		5,677,281	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16	0.0%
TOTAL — BRAZIL		12,400,099	2.7%
CANADA — (6.6%)
COMMON STOCKS — (6.6%)
EnCana Corp.	20,055	919,138	0.2%
Manulife Financial Corp.	52,892	900,667	0.2%
Petro-Canada	37,100	1,170,859	0.3%
Royal Bank of Canada	39,027	1,383,426	0.3%
Sun Life Financial, Inc.	37,684	881,072	0.2%
Toronto Dominion Bank	37,400	1,476,192	0.3%
Other Securities		24,977,258	5.5%
TOTAL — CANADA		31,708,612	7.0%
CHILE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,622,147	0.4%
CHINA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,111,642	3.5%
CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		465,196	0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$3,200,443	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,088	0.0%
TOTAL — DENMARK		3,229,531	0.7%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		5,241,220	1.2%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
* AXA SA Sponsored ADR	62,400	1,072,032	0.2%
BNP Paribas SA	38,463	2,024,841	0.5%
* Schneider Electric SA	13,862	1,054,878	0.2%
Societe Generale Paris	21,776	1,112,940	0.3%
Total SA Sponsored ADR	18,700	929,764	0.2%
Vivendi SA	41,244	1,109,013	0.3%
Other Securities		21,220,342	4.6%
TOTAL COMMON STOCKS		28,523,810	6.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		264,284	0.0%
TOTAL — FRANCE		28,788,094	6.3%
GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
Allianz SE	11,378	1,048,227	0.2%
Bayerische Motoren Werke AG	25,204	873,296	0.2%
Daimler AG Sponsored ADR	25,800	921,060	0.2%
Deutsche Bank AG ADR	20,100	1,053,843	0.2%
E.ON AG	52,403	1,758,980	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,153,998	0.3%
Other Securities		14,825,850	3.3%
TOTAL — GERMANY		21,635,254	4.8%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,056,072	0.9%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,093,292	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583	0.0%
TOTAL — HONG KONG		7,093,875	1.6%
HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		694,456	0.2%
INDIA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,163,758	1.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,567,265	0.3%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		2,148,631	0.5%
ISRAEL — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,707,894	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		12,032,570	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,118	0.0%
TOTAL — ITALY		12,049,688	2.6%
JAPAN — (17.7%)
COMMON STOCKS — (17.7%)
Panasonic Corp. Sponsored ADR	64,414	939,156	0.2%
Sony Corp. Sponsored ADR	41,900	1,083,534	0.3%
Toyota Motor Corp. Sponsored ADR	19,000	1,504,040	0.4%
Other Securities		81,642,443	17.8%
TOTAL — JAPAN		85,169,173	18.7%
MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		3,003,966	0.7%
MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,763,521	0.8%
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
Koninklijke Philips Electronics NV ADR	58,800	1,057,224	0.2%
Other Securities		8,161,489	1.8%
TOTAL — NETHERLANDS		9,218,713	2.0%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,016,013	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,343,030	0.7%
PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		481,758	0.1%
POLAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,263,431	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$2,129,182	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,325,530	1.0%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,384,377	1.6%
SOUTH KOREA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,176,193	3.6%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,544	1,585,615	0.4%
Banco Santander Central Hispano SA	198,448	1,908,861	0.4%
Banco Santander SA Sponsored ADR	157,920	1,444,968	0.3%
Other Securities		8,002,719	1.7%
TOTAL COMMON STOCKS		12,942,163	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,537	0.0%
TOTAL — SPAIN		12,944,700	2.8%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Nordea Bank AB	145,566	1,082,770	0.3%
Other Securities		5,847,711	1.2%
TOTAL COMMON STOCKS		6,930,481	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,690	0.0%
TOTAL — SWEDEN		6,934,171	1.5%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
Credit Suisse Group AG	43,068	1,682,948	0.4%
Credit Suisse Group AG Sponsored ADR	28,818	1,103,153	0.3%
Holcim, Ltd.	25,193	1,277,850	0.3%
Nestle SA	33,903	1,105,127	0.3%
Novartis AG ADR	69,100	2,619,581	0.6%
Roche Holding AG Genusschein	9,111	1,148,935	0.3%
* UBS AG ADR	128,000	1,745,920	0.4%
Zurich Financial Services AG	10,004	1,859,049	0.4%
Other Securities		12,315,481	2.5%
TOTAL — SWITZERLAND		24,858,044	5.5%
TAIWAN — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		11,821,332	2.6%
THAILAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,260,327	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,560,470	0.3%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Anglo American P.L.C.	56,579	1,217,485	0.3%
Aviva P.L.C.	240,528	1,107,401	0.3%
BAE Systems P.L.C.	179,902	946,331	0.2%
BP P.L.C. Sponsored ADR	96,420	4,093,993	0.9%
HSBC Holdings P.L.C. Sponsored ADR	102,566	3,651,350	0.8%
Kingfisher P.L.C.	390,107	1,061,958	0.2%
Man Group P.L.C.	244,093	902,233	0.2%
Royal Dutch Shell P.L.C. ADR	104,143	4,738,507	1.1%
SABmiller P.L.C.	59,548	998,500	0.2%
Standard Chartered P.L.C.	138,929	2,149,137	0.5%
Vodafone Group P.L.C. Sponsored ADR	192,899	3,539,697	0.8%
Other Securities		43,715,377	9.5%
TOTAL COMMON STOCKS		68,121,969	15.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,979	0.0%
TOTAL — UNITED KINGDOM		68,153,948	15.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,965,000 FHLMC 6.040%(r), 11/01/36, valued at $2,820,180) to be repurchased at $2,778,015	$2,778	2,778,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (5.9%)
§@ DFA Short Term Investment Fund LP	25,628,489	25,628,489	5.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,658,109) to be repurchased at $2,606,001	$2,606	2,605,989	0.6%
TOTAL SECURITIES LENDING COLLATERAL		28,234,478	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $534,177,824)		$480,135,868	105.6%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,062,766,089
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		900,435,728
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		540,894,458
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		365,325,793
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		228,033,959
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,260,071,784)		3,097,456,027
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $16,415,000 FNMA 5.00%, 06/01/23, valued at $15,299,634) to be repurchased at $15,072,080 (Cost $15,072,000)	$15,072	15,072,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,275,143,784)		$3,112,528,027

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$95,699,653
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $212,510,305)	$95,699,653

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$61,667,513
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $97,343,450)	$61,667,513

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,433,031
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $33,461,248)	$22,433,031

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$80,571,363
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $119,381,045)	$80,571,363

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (15.3%)
COMMON STOCKS — (15.3%)
# CFS Retail Property Trust	8,953,050	$10,704,288	2.4%
Commonwealth Property Office Fund	8,329,358	4,926,967	1.1%
Dexus Property Group	21,038,811	11,126,464	2.5%
GPT Group	19,009,335	6,474,736	1.5%
Macquarie Office Trust	17,635,306	2,488,451	0.6%
Stockland Trust Group	7,519,220	17,154,681	3.9%
Westfield Group	2,625,875	20,496,806	4.6%
Other Securities		13,350,911	3.0%
TOTAL — AUSTRALIA		86,723,304	19.6%
BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
# Befimmo S.C.A.	40,040	3,561,409	0.8%
# Cofinimmo SA	37,088	4,067,139	0.9%
Other Securities		2,957,667	0.7%
TOTAL — BELGIUM		10,586,215	2.4%
CANADA — (4.1%)
COMMON STOCKS — (4.1%)
# Boardwalk REIT	110,766	2,538,716	0.6%
# Riocan REIT	528,569	6,059,519	1.4%
Other Securities		14,927,478	3.3%
TOTAL — CANADA		23,525,713	5.3%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		586,982	0.1%
FRANCE — (8.8%)
COMMON STOCKS — (8.8%)
# Fonciere des Regions	66,071	3,617,972	0.8%
# ICADE	87,009	6,730,915	1.5%
# Klepierre SA	365,804	8,132,354	1.8%
# Mercialys	97,412	2,991,374	0.7%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	60,852	5,119,560	1.1%
# Unibail-Rodamco	135,413	20,193,557	4.5%
Other Securities		2,948,993	0.8%
TOTAL — FRANCE		49,734,725	11.2%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		491,762	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		308,387	0.1%
HONG KONG — (3.6%)
COMMON STOCKS — (3.6%)
# Champion REIT	10,272,000	2,360,827	0.5%
The Link REIT	8,406,165	16,362,843	3.7%
Other Securities		1,682,800	0.4%
TOTAL — HONG KONG		20,406,470	4.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$491,602	0.1%
JAPAN — (17.4%)
COMMON STOCKS — (17.4%)
Frontier Real Estate Investment Corp.	657	3,624,287	0.8%
# Global One Real Estate Investment Co.	463	2,750,349	0.6%
Japan Excellent, Inc.	755	2,737,851	0.6%
Japan Logistics Fund, Inc.	626	3,741,020	0.9%
Japan Prime Realty Investment Corp.	2,925	5,038,420	1.1%
Japan Real Estate Investment Corp.	1,578	11,164,880	2.5%
Japan Retail Fund Investment	1,817	6,354,195	1.4%
# MORI TRUST Sogo REIT, Inc.	570	3,939,040	0.9%
Nippon Building Fund, Inc.	1,872	15,209,481	3.4%
Nomura Real Estate Office Fund, Inc.	1,362	7,057,167	1.6%
ORIX JREIT, Inc.	1,154	4,328,900	1.0%
# TOKYU REIT, Inc.	753	3,470,772	0.8%
# United Urban Investment Corp.	895	4,044,204	0.9%
Other Securities		25,058,619	5.7%
TOTAL — JAPAN		98,519,185	22.2%
NETHERLANDS — (3.8%)
COMMON STOCKS — (3.8%)
# Corio NV	184,585	8,192,540	1.9%
Eurocommercial Properties NV	87,243	2,571,182	0.6%
# VastNed Retail NV	57,521	2,540,514	0.6%
# Wereldhave NV	82,712	5,674,640	1.3%
Other Securities		2,500,763	0.5%
TOTAL — NETHERLANDS		21,479,639	4.9%
NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		4,120,293	0.9%
SINGAPORE — (4.5%)
COMMON STOCKS — (4.5%)
Ascendas REIT	5,236,000	4,703,903	1.1%
# CapitaCommercial Trust	4,838,000	2,768,968	0.6%
# CapitaMall Trust	9,156,300	7,661,932	1.7%
# Suntec REIT	6,859,000	3,390,426	0.8%
Other Securities		7,326,043	1.6%
TOTAL — SINGAPORE		25,851,272	5.8%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Fountainhead Property Trust	3,945,653	2,720,440	0.6%
SA Corporate Real Estate Fund	8,159,799	2,402,405	0.5%
Other Securities		3,435,007	0.8%
TOTAL — SOUTH AFRICA		8,557,852	1.9%
TAIWAN — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		2,842,752	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.3%)
# British Land Co. P.L.C.	2,231,878	$14,083,047	3.2%
# Derwent London P.L.C.	487,068	5,999,421	1.4%
# Great Portland Estates P.L.C.	1,223,426	5,518,152	1.2%
# Hammerson P.L.C.	1,427,846	6,615,812	1.5%
# Land Securities Group P.L.C.	2,865,860	23,633,689	5.3%
# Liberty International P.L.C.	1,224,974	7,180,011	1.6%
# Segro P.L.C	25,049,544	8,784,756	2.0%
Shaftesbury P.L.C.	798,081	4,116,706	0.9%
Other Securities		5,169,163	1.2%
TOTAL COMMON STOCKS		81,100,757	18.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		425,550	0.1%
TOTAL — UNITED KINGDOM		81,526,307	18.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,240,000 FNMA 5.00%, 06/01/23, valued at $3,951,901) to be repurchased at $3,891,021	$3,891	3,891,000	0.9%
	Shares
SECURITIES LENDING COLLATERAL — (22.5%)
§@ DFA Short Term Investment Fund LP	127,550,221	127,550,221	28.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $434,083) to be repurchased at $425,574	$426	425,572	0.1%
TOTAL SECURITIES LENDING COLLATERAL		127,975,793	28.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,001,399,739)		$567,619,253	127.9%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,503,442	$104,507,302
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	25,761,500	92,483,785
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $244,599,023)		196,991,087
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $637,853)	637,853	637,853
TOTAL INVESTMENTS — (100.0%) (Cost $245,236,876)		$197,628,940

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
# ABB Grain, Ltd.	3,527,163	$22,374,376	0.5%
Other Securities		258,600,767	5.1%
TOTAL COMMON STOCKS		280,975,143	5.6%
PREFERRED STOCKS — (0.0%)
Other Securities		467,467	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,088	0.0%
TOTAL — AUSTRALIA		281,448,698	5.6%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		48,499,160	1.0%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		73,558,876	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12	0.0%
TOTAL — BELGIUM		73,558,888	1.5%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
* Celestica, Inc.	4,081,842	24,560,149	0.5%
Dorel Industries, Inc. Class B	842,000	16,052,543	0.3%
IAMGOLD Corp.	4,747,773	37,837,360	0.8%
# Laurentian Bank of Canada	689,000	16,628,844	0.3%
#* Sino-Forest Corp.	2,599,006	22,738,308	0.5%
Other Securities		229,835,347	4.6%
TOTAL COMMON STOCKS		347,652,551	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		44,576	0.0%
TOTAL — CANADA		347,697,127	6.9%
DENMARK — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		24,737,857	0.5%
FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
# Huhtamaki Oyj	1,826,851	17,577,640	0.4%
# Outokumpu Oyj Series A	2,672,459	39,813,459	0.8%
# Pohjola Bank P.L.C.	2,221,142	16,439,826	0.3%
Rautaruukki Oyj Series K	1,108,900	20,632,839	0.4%
Other Securities		57,429,717	1.1%
TOTAL — FINLAND		151,893,481	3.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
# Arkema	998,501	$23,031,545	0.5%
Atos Origin SA	795,171	24,514,080	0.5%
Havas SA	8,111,619	25,415,465	0.5%
#* Nexans SA	593,945	27,517,054	0.6%
# SCOR SE	878,372	18,434,795	0.4%
# Valeo SA	1,402,110	28,892,613	0.6%
Other Securities		171,029,472	3.3%
TOTAL COMMON STOCKS		318,835,024	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		521,853	0.0%
TOTAL — FRANCE		319,356,877	6.4%
GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
# Aurubis AG	1,148,031	32,497,242	0.7%
# Bilfinger Berger AG	765,357	36,323,458	0.7%
#* Infineon Technologies AG	8,732,400	22,697,333	0.5%
# Lanxess AG	1,047,995	22,375,276	0.5%
# Rheinmetall AG	482,624	20,452,819	0.4%
# Suedzucker AG	1,035,330	19,983,862	0.4%
Other Securities		180,484,054	3.5%
TOTAL COMMON STOCKS		334,814,044	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		34,648	0.0%
TOTAL — GERMANY		334,848,692	6.7%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		40,802,087	0.8%
HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		105,354,215	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		369,060	0.0%
TOTAL — HONG KONG		105,723,275	2.1%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		44,382,660	0.9%
ITALY — (3.7%)
COMMON STOCKS — (3.7%)
# Banca Popolare di Milano Scarl	10,046,420	58,408,757	1.2%
# Milano Assicurazioni SpA	5,585,504	17,072,039	0.3%
Pirelli & Co. SpA	54,410,878	21,167,574	0.4%
Other Securities		128,896,074	2.6%
TOTAL COMMON STOCKS		225,544,444	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,248	0.0%
TOTAL — ITALY		225,592,692	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
Yodogawa Steel Works, Ltd.	3,670,000	$16,689,582	0.3%
Other Securities		1,388,989,733	27.7%
TOTAL — JAPAN		1,405,679,315	28.0%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,407	0.0%
NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
Nutreco Holding NV	756,243	25,953,165	0.5%
Other Securities		79,521,380	1.6%
TOTAL — NETHERLANDS		105,474,545	2.1%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		13,822,999	0.3%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		54,886,024	1.1%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		9,935,082	0.2%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		68,183,685	1.4%
SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
Ebro Puleva SA	1,492,857	21,243,465	0.4%
Other Securities		45,762,610	0.9%
TOTAL — SPAIN		67,006,075	1.3%
SWEDEN — (1.9%)
COMMON STOCKS — (1.7%)
Other Securities		102,797,591	2.0%
RIGHTS/WARRANTS — (0.2%)
Other Securities		8,527,495	0.2%
TOTAL — SWEDEN		111,325,086	2.2%
SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
# Baloise-Holding AG	316,202	23,212,905	0.5%
Clariant AG	4,668,293	26,337,846	0.5%
Helvetia Holding AG	86,089	22,316,810	0.5%
# PSP Swiss Property AG	588,827	27,675,698	0.6%
Other Securities		173,593,605	3.3%
TOTAL COMMON STOCKS		273,136,864	5.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$475,773	0.0%
TOTAL — SWITZERLAND		273,612,637	5.4%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Amlin P.L.C.	9,708,370	51,376,794	1.0%
# Beazley Group P.L.C.	11,477,218	17,087,341	0.4%
Bellway P.L.C.	3,481,205	36,675,639	0.7%
# Bovis Homes Group P.L.C.	4,184,856	28,341,224	0.6%
Brit Insurance Holdings P.L.C.	11,179,422	30,367,140	0.6%
# Catlin Group, Ltd.	8,508,243	44,029,460	0.9%
Close Brothers Group P.L.C.	2,135,186	19,731,469	0.4%
# DSG International P.L.C.	29,382,888	18,614,195	0.4%
# Greene King P.L.C.	3,287,988	30,179,578	0.6%
Hiscox, Ltd.	10,621,831	52,583,997	1.1%
Marston's P.L.C.	6,498,608	16,355,406	0.3%
Meggitt P.L.C.	7,166,865	18,992,687	0.4%
Millennium and Copthorne Hotels P.L.C.	4,986,720	16,186,869	0.3%
Mondi P.L.C.	7,383,838	19,147,528	0.4%
# Persimmon P.L.C.	5,927,974	33,064,554	0.7%
Premier Foods P.L.C.	38,066,186	20,142,180	0.4%
Tomkins P.L.C.	13,525,823	34,530,833	0.7%
# Travis Perkins P.L.C.	3,667,572	37,878,927	0.8%
Other Securities		330,466,193	6.4%
TOTAL — UNITED KINGDOM		855,752,014	17.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,900,000 FHLMC 5.50%, 06/01/38, valued at $10,836,299) to be repurchased at $10,673,056	$10,673	10,673,000	0.2%
	Shares
SECURITIES LENDING COLLATERAL — (17.3%)
§@ DFA Short Term Investment Fund LP	1,038,624,758	1,038,624,758	20.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,081,539) to be repurchased at $1,060,337	$1,060	1,060,332	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,039,685,090	20.7%
TOTAL INVESTMENTS — (100.0%) (Cost $8,398,369,375)		$6,014,581,453	119.9%

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		$8,342,652	4.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		1,226,672	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Solvay SA	5,891	504,961	0.3%
Other Securities		1,487,964	0.9%
TOTAL — BELGIUM		1,992,925	1.2%
CANADA — (7.5%)
COMMON STOCKS — (7.5%)
# Bank of Montreal	20,300	671,960	0.4%
Petro-Canada	20,909	659,878	0.4%
# Sun Life Financial, Inc.	19,200	448,906	0.3%
Talisman Energy, Inc.	40,448	506,744	0.3%
Teck Resources, Ltd. Class B	33,100	347,560	0.2%
# Toronto Dominion Bank	11,000	434,174	0.3%
Other Securities		11,854,900	6.9%
TOTAL — CANADA		14,924,122	8.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		1,792,691	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,956	0.0%
TOTAL — DENMARK		1,809,647	1.1%
FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
UPM-Kymmene Oyj	45,985	411,515	0.3%
Other Securities		3,074,369	1.7%
TOTAL — FINLAND		3,485,884	2.0%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
BNP Paribas SA	12,341	649,678	0.4%
Compagnie de Saint-Gobain	9,811	351,972	0.2%
Compagnie Generale des Establissements Michelin Series B	8,693	444,981	0.3%
Renault SA	11,104	356,047	0.2%
Societe Generale Paris	7,130	364,404	0.2%
Other Securities		9,617,459	5.6%
TOTAL COMMON STOCKS		11,784,541	6.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		141,289	0.1%
TOTAL — FRANCE		11,925,830	7.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
# Allianz SE	4,301	$396,241	0.2%
# Daimler AG Sponsored ADR	10,656	380,419	0.2%
# Deutsche Bank AG ADR	20,528	1,076,283	0.6%
# E.ON AG	18,237	612,150	0.4%
Other Securities		7,123,636	4.2%
TOTAL COMMON STOCKS		9,588,729	5.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		618	0.0%
TOTAL — GERMANY		9,589,347	5.6%
GREECE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		2,668,480	1.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		3,342,188	2.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,314,867	0.8%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Unione di Banche Italiane ScpA	30,011	413,802	0.3%
Other Securities		5,026,318	2.9%
TOTAL — ITALY		5,440,120	3.2%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	12,559	364,965	0.2%
Mitsubishi UFJ Financial Group, Inc.	73,400	400,387	0.3%
Panasonic Corp. Sponsored ADR	22,995	335,267	0.2%
Sony Corp. Sponsored ADR	13,740	355,316	0.2%
Toyota Motor Corp. Sponsored ADR	7,600	601,616	0.4%
Other Securities		40,222,113	23.6%
TOTAL — JAPAN		42,279,664	24.9%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Koninklijke DSM NV	11,964	371,030	0.2%
Other Securities		4,097,081	2.4%
TOTAL — NETHERLANDS		4,468,111	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		599,235	0.4%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		2,024,254	1.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$1,047,877	0.6%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		2,190,050	1.3%
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	433,969	0.3%
# Banco Santander Central Hispano SA	71,865	691,266	0.4%
# Banco Santander SA Sponsored ADR	49,420	452,193	0.3%
Other Securities		3,406,625	1.9%
TOTAL COMMON STOCKS		4,984,053	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		952	0.0%
TOTAL — SPAIN		4,985,005	2.9%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Nordea Bank AB	46,115	343,019	0.2%
Other Securities		2,566,811	1.5%
TOTAL — SWEDEN		2,909,830	1.7%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
Adecco SA	9,188	361,626	0.2%
Credit Suisse Group AG	13,655	533,590	0.3%
Holcim, Ltd.	17,706	898,091	0.5%
Nestle SA	10,623	346,275	0.2%
Novartis AG ADR	11,400	432,174	0.3%
Swatch Group AG	2,763	384,426	0.2%
Swiss Re	23,898	567,269	0.3%
* UBS AG	52,017	714,531	0.4%
* UBS AG ADR	34,236	466,979	0.3%
Zurich Financial Services AG	6,240	1,159,582	0.7%
Other Securities		6,140,075	3.7%
TOTAL COMMON STOCKS		12,004,618	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,285	0.0%
TOTAL — SWITZERLAND		12,012,903	7.1%
UNITED KINGDOM — (14.6%)
COMMON STOCKS — (14.6%)
Anglo American P.L.C.	48,414	1,041,788	0.6%
Aviva P.L.C.	128,562	591,905	0.4%
BP P.L.C. Sponsored ADR	18,084	767,847	0.5%
HSBC Holdings P.L.C. Sponsored ADR	35,326	1,257,606	0.8%
International Power P.L.C.	138,057	504,527	0.3%
Kingfisher P.L.C.	213,994	582,539	0.4%
Legal and General Group P.L.C.	575,477	489,754	0.3%
Prudential P.L.C.	68,348	392,843	0.2%
Royal Dutch Shell P.L.C. ADR	32,048	1,458,184	0.9%
RSA Insurance Group P.L.C.	193,026	371,358	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Standard Chartered P.L.C.	26,514	$410,153	0.3%
Vodafone Group P.L.C. Sponsored ADR	56,540	1,037,509	0.6%
Other Securities		20,036,660	11.5%
TOTAL COMMON STOCKS		28,942,673	17.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,496	0.0%
TOTAL — UNITED KINGDOM		28,954,169	17.0%
		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
§@ DFA Short Term Investment Fund LP	29,355,242	29,355,242	17.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,086,208) to be repurchased at $2,045,312	$2,045	2,045,302	1.2%
TOTAL SECURITIES LENDING COLLATERAL		31,400,544	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $206,227,908)		$198,934,376	117.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,446,908,915
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $961,425,103)	$1,446,908,915

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$714,545,667
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $778,633,738)	$714,545,667

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.0%)
COMMON STOCKS — (6.4%)
# Companhia Vale do Rio Doce ADR	663,090	$10,947,616	0.7%
Itau Unibanco Banco Multiplio SA ADR	1,498,670	20,576,739	1.2%
Petroleo Brasileiro SA ADR (71654V101)	637,166	17,190,739	1.0%
Petroleo Brasileiro SA ADR (71654V408)	462,510	15,526,461	0.9%
Other Securities		58,564,782	3.5%
TOTAL COMMON STOCKS		122,806,337	7.3%
PREFERRED STOCKS — (4.6%)
Banco Bradesco SA Sponsored ADR	696,802	8,556,729	0.5%
Companhia Vale do Rio Doce Sponsored ADR	706,272	9,697,115	0.6%
# Gerdau SA Sponsored ADR	678,100	4,814,510	0.3%
Investimentos Itau SA	1,666,847	7,127,476	0.4%
Itau Unibanco Banco Multiplo SA	304,172	4,224,322	0.3%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,899,537	0.3%
Other Securities		47,495,089	2.7%
TOTAL PREFERRED STOCKS		86,814,778	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,134	0.0%
TOTAL — BRAZIL		209,622,249	12.4%
CHILE — (1.9%)
COMMON STOCKS — (1.9%)
Empresas Copec SA	421,405	4,215,861	0.3%
Other Securities		32,031,343	1.9%
TOTAL COMMON STOCKS		36,247,204	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		726	0.0%
TOTAL — CHILE		36,247,930	2.2%
CHINA — (10.5%)
COMMON STOCKS — (10.5%)
Bank of China, Ltd.	15,304,000	5,674,348	0.3%
# China Construction Bank Corp.	16,423,000	9,502,276	0.6%
# China Life Insurance Co., Ltd. ADR	159,456	8,443,195	0.5%
China Mobile, Ltd. Sponsored ADR	318,041	13,726,650	0.8%
China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	6,836,560	0.4%
# China Telecom Corp., Ltd. ADR	128,021	6,320,397	0.4%
# China Unicom Hong Kong, Ltd. ADR	497,782	5,759,338	0.3%
# CNOOC, Ltd. ADR	116,476	12,969,603	0.8%
# Industrial & Commercial Bank of China, Ltd.	21,941,000	12,537,815	0.8%
# PetroChina Co., Ltd. ADR	144,173	12,530,075	0.8%
# Ping An Insurance (Group) Co. of China, Ltd.	735,000	4,531,100	0.3%
Other Securities		102,226,973	5.9%
TOTAL COMMON STOCKS		201,058,330	11.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,276	0.0%
TOTAL — CHINA		201,062,606	11.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
CEZ A.S.	119,417	$4,906,507	0.3%
Other Securities		8,634,123	0.5%
TOTAL — CZECH REPUBLIC		13,540,630	0.8%
HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
*# OTP Bank NYRT	497,996	6,414,064	0.4%
Other Securities		9,338,901	0.5%
TOTAL — HUNGARY		15,752,965	0.9%
INDIA — (9.3%)
COMMON STOCKS — (9.3%)
* Bharti Airtel, Ltd.	299,065	4,509,036	0.3%
ICICI Bank, Ltd. Sponsored ADR	396,338	8,176,453	0.5%
Infosys Technologies, Ltd.	225,217	6,839,470	0.4%
Reliance Industries, Ltd.	665,942	24,209,063	1.4%
Other Securities		132,596,980	7.8%
TOTAL COMMON STOCKS		176,331,002	10.4%
PREFERRED STOCKS — (0.0%)
Other Securities		5,397	0.0%
TOTAL — INDIA		176,336,399	10.4%
INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		37,879,256	2.2%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
* Bank Hapoalim B.M.	1,845,047	4,202,428	0.3%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	36,804,662	2.2%
Other Securities		36,947,369	2.1%
TOTAL — ISRAEL		77,954,459	4.6%
MALAYSIA — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		75,233,861	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,002	0.0%
TOTAL — MALAYSIA		75,252,863	4.5%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
America Movil S.A.B. de C.V. Series L ADR	355,375	11,674,069	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	1,059,117	7,922,195	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	6,518,094	0.4%
# Grupo Elektra S.A. de C.V.	135,806	5,734,621	0.3%
Grupo Mexico S.A.B. de C.V. Series B	6,170,713	4,782,459	0.3%
Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,351,738	0.3%
Other Securities		55,532,700	3.2%
TOTAL — MEXICO		96,515,876	5.7%
PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		10,219,984	0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		$31,412,308	1.9%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		50,995	0.0%
SOUTH AFRICA — (9.7%)
COMMON STOCKS — (9.7%)
Gold Fields, Ltd. Sponsored ADR	755,800	7,860,320	0.5%
Impala Platinum Holdings, Ltd.	418,209	7,990,734	0.5%
MTN Group, Ltd.	1,041,866	13,526,743	0.8%
Naspers, Ltd. Series N	378,717	7,717,737	0.5%
Sanlam, Ltd.	3,598,379	6,715,985	0.4%
# Sasol, Ltd. Sponsored ADR	466,600	14,049,326	0.8%
Standard Bank Group, Ltd.	1,201,227	11,606,508	0.7%
Other Securities		114,732,605	6.7%
TOTAL — SOUTH AFRICA		184,199,958	10.9%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Motor Co., Ltd.	84,876	4,535,345	0.3%
*# KB Financial Group, Inc. ADR	206,311	6,577,195	0.4%
# POSCO ADR	104,720	8,060,298	0.5%
# Samsung Electronics Co., Ltd.	46,112	21,292,545	1.3%
Other Securities		185,841,653	10.9%
TOTAL COMMON STOCKS		226,307,036	13.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,905	0.0%
TOTAL — SOUTH KOREA		226,311,941	13.4%
TAIWAN — (11.6%)
COMMON STOCKS — (11.6%)
# AU Optronics Corp. Sponsored ADR	500,418	5,429,535	0.3%
Hon Hai Precision Industry Co., Ltd.	2,665,678	7,695,911	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,835,477	9,875,039	0.6%
Other Securities		198,947,808	11.7%
TOTAL — TAIWAN		221,948,293	13.1%
THAILAND — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		31,830,969	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,110	0.0%
TOTAL — THAILAND		31,850,079	1.9%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		36,174,993	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,543	0.0%
TOTAL — TURKEY		36,230,536	2.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $6,570,000 FNMA 5.00%, 06/01/23, valued at $6,123,582) to be repurchased at $6,032,032	$6,032	$6,032,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	216,330,468	216,330,468	12.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,677,142) to be repurchased at $1,644,265	$1,644	1,644,257	0.1%
TOTAL SECURITIES LENDING COLLATERAL		217,974,725	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,152,322,873)		$1,906,396,052	112.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2009
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	$3,238,521,960
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,212,565,625)	$3,238,521,960

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	$2,968,473,438
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,918,789,923)	$2,968,473,438

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.4%)
BONDS — (6.4%)
Australia & New Zealand Banking Group, Ltd. 5.750%, 02/22/10	1,476	$1,089,280
Commonwealth Bank of Australia 7.250%, 09/17/10	5,000	3,787,484
National Australia Bank, Ltd. Floating Rate Note (e)(r) 1.486%, 07/27/09	2,500	3,294,390
Toyota Finance Australia, Ltd. 5.800%, 07/27/09	453	329,136
5.730%, 12/14/09	2,098	1,528,163
Westpac Banking Corp. Floating Rate Note
(e)(r) 1.634%, 12/22/09	1,750	2,295,586
TOTAL — AUSTRALIA		12,324,039
AUSTRIA — (4.6%)
BONDS — (4.6%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,568
Oesterreichischen Kontrollbank AG (g) 6.000%, 06/15/09	1,060	1,576,792
(u) 2.875%, 03/15/11	3,500	3,541,195
TOTAL — AUSTRIA		8,776,555
CANADA — (2.9%)
BONDS — (2.9%)
Ontario, Province of (t) 5.750%, 09/02/09	500	365,220
Ontario, Province of Canada (u) 3.125%, 09/08/10	5,000	5,105,780
TOTAL — CANADA		5,471,000
DENMARK — (3.0%)
BONDS — (3.0%)
Denmark, Kingdom of 6.000%, 11/15/09	2,600	471,600
Kommunekredit 5.500%, 08/13/09	29,750	5,292,487
TOTAL — DENMARK		5,764,087
FRANCE — (4.5%)
BONDS — (4.5%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	3,500	3,497,697
BNP Paribas Finance, Inc. Floating Rate Note
(r) 1.945%, 04/14/10	3,850	5,080,451
TOTAL — FRANCE		8,578,148

	Face Amount^	Value†
	(000)
GERMANY — (10.6%)
BONDS — (10.6%)
Bayerische Landesbank (g) 5.500%, 07/27/09	1,000	$1,491,620
Deutsche Bank AG (n) 4.500%, 05/15/09	20,600	3,137,049
Deutsche Bank AG Floating Rate Note (r) 1.907%, 09/08/09	2,000	2,636,147
Kreditanstalt fuer Wiederaufbau (z) 6.000%, 07/15/09	6,800	3,864,801
(z) 7.250%, 02/22/10	1,500	874,430
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 3.250%, 10/29/10	4,500	4,568,265
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,074,876
Norddeutsche Landesbank Girozentrale AG
(z) 6.500%, 11/11/09	1,053	602,413
TOTAL — GERMANY		20,249,601
IRELAND — (2.7%)
BONDS — (2.7%)
General Electric Capital Corp. Floating Rate Note
(g)(r) 2.562%, 02/01/10	3,600	5,139,283
NETHERLANDS — (9.3%)
BONDS — (9.3%)
Bank Nederlandse Gemeenten (z) 5.250%, 06/17/09	5,161	2,927,548
(t) 5.500%, 11/03/09	2,042	1,495,037
Deutsche Bahn Finance (u) 5.125%, 01/05/11	5,000	5,169,020
Nederlandse Waterschapsbank (t) 6.250%, 06/09/09	2,500	1,818,436
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/29/09	400	523,929
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,379,917
3.750%, 09/15/09	3,310	4,408,913
TOTAL — NETHERLANDS		17,722,800
NORWAY — (2.6%)
BONDS — (2.6%)
Kommunalbanken (z) 7.150%, 05/18/09	2,250	1,274,664
(t) 5.350%, 06/15/09	3,512	2,556,390
5.000%, 07/14/09	7,000	1,070,698
TOTAL — NORWAY		4,901,752

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (3.9%)
BONDS — (3.9%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	4,500	$4,677,624
Santander International Debt SA Floating Rate Note
(r) 1.455%, 10/21/09	2,200	2,885,173
TOTAL — SPAIN		7,562,797
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
BONDS — (3.1%)
European Investment Bank (z) 6.000%, 07/15/09	3,000	1,701,647
Inter-American Development Bank (z) 7.410%, 01/29/10	1,300	755,883
World Bank (International Bank for Reconstruction & Development)
(z) 6.375%, 07/15/09	6,200	3,522,039
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,979,569
SWEDEN — (4.6%)
BONDS — (4.6%)
City of Stockholm 3.375%, 03/08/10	10,000	1,251,631
Kommuninvest (t) 5.300%, 05/18/09	1,100	799,576
Sweden Government 4.000%, 12/01/09	11,000	1,395,739
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	30,000	5,346,916
TOTAL — SWEDEN		8,793,862
UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C. (t) 5.750%, 07/15/09	2,814	2,046,789
UNITED STATES — (37.0%)
AGENCY OBLIGATIONS — (9.7%)
Federal Farm Credit Bank 3.750%, 12/06/10	$2,000	2,077,942
Federal Home Loan Bank 2.750%, 06/18/10	4,800	4,895,131
3.500%, 07/16/10	2,300	2,354,450
3.375%, 08/13/10	1,300	1,339,179
1.625%, 01/21/11	5,000	5,044,930
Federal Home Loan Mortgage Corporation 4.750%, 01/18/11	1,700	1,802,411
Federal National Mortgage Association 7.125%, 06/15/10	1,000	1,069,453
TOTAL AGENCY OBLIGATIONS		18,583,496

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Bank of America Corp. 4.500%, 08/01/10	$1,472	$1,451,785
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	600	598,083
Goldman Sachs Group, Inc. 1.700%, 03/15/11	5,300	5,341,621
IBM International Group Floating Rate Note
(r) 1.394%, 07/29/09	200	200,252
John Deere Capital Corp. Floating Rate Note
(r) 1.412%, 10/16/09	2,100	2,095,122
(r) 1.700%, 02/26/10	500	497,866
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	600	598,318
(r) 0.528%, 05/07/10	1,500	1,487,164
(r) 1.281%, 05/07/10	3,600	3,564,706
Morgan Stanley 2.900%, 12/01/10	2,000	2,050,246
Nestle Holdings, Inc. (n) 4.750%, 02/12/10	30,000	4,596,469
Paccar Financial Corp. Floating Rate Note
(r) 1.328%, 09/21/09	300	299,274
Regions Bank 2.750%, 12/10/10	2,000	2,043,386
Toyota Motor Credit Corp. 6.770%, 07/27/09	2,973	1,687,021
(t) 5.800%, 10/27/09	2,248	1,636,858
(n) 4.625%, 01/22/10	4,200	639,525
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	500	494,822
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,050	2,080,717
4.000%, 01/15/10	2,500	2,547,183
Wells Fargo Bank & Co. 4.200%, 01/15/10	1,500	1,520,448
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.287%, 03/23/10	3,500	3,448,554
TOTAL BONDS		38,879,420
CERTIFICATES OF DEPOSIT INTEREST BEARING — (2.8%)
Barclays Bank P.L.C. 3.430%, 07/10/09	2,000	2,009,375
3.430%, 08/07/09	1,000	1,005,888
BNP Paribas Finance, Inc. 3.190%, 08/14/09	1,500	1,508,411
UBS AG 3.390%, 07/13/09	900	904,323
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,427,997

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (4.2%)
Nordea North America, Inc. 3.030%, 05/05/09	$5,500	$5,499,863
3.000%, 05/11/09	1,500	1,499,908
Societe Generale North America 3.100%, 05/01/09	1,000	999,995
TOTAL COMMERCIAL PAPER		7,999,766
TOTAL — UNITED STATES		70,890,679
TEMPORARY CASH INVESTMENTS — (3.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,115,000 FHLMC 6.040%(r), 11/01/36, valued at $7,194,481) to be repurchased at $7,086,037	7,086	7,086,000
TOTAL INVESTMENTS — (100.0%) (Cost $202,147,565)		$191,286,961

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (77.0%)
Federal Farm Credit Bank
3.750%, 12/06/10	$40,000	$41,558,840
Federal Home Loan Bank
3.375%, 10/20/10	20,000	20,655,680
4.375%, 10/22/10	40,000	41,844,320
3.625%, 12/17/10	18,000	18,725,112
1.625%, 01/21/11	40,000	40,359,440
4.625%, 02/18/11	21,500	22,786,968
2.625%, 05/20/11	50,200	51,124,684
3.375%, 06/24/11	6,300	6,539,419
5.375%, 08/19/11	50,000	54,212,050
3.750%, 09/09/11	40,000	42,067,920
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	50,000	53,963,050
5.750%, 05/15/12	150,000	167,043,300
4.625%, 10/10/12	100,000	109,242,500
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,706,981
TOTAL AGENCY OBLIGATIONS		734,278,964
U.S. TREASURY OBLIGATIONS — (22.5%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,906,250
2.000%, 11/30/13	112,000	112,490,000
1.750%, 01/31/14	50,000	49,531,500
TOTAL U.S. TREASURY OBLIGATIONS		213,927,750
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,930,000 FHLMC 6.50%, 08/01/37, valued at $4,912,836) to be repurchased at $4,839,026	4,839	4,839,000
TOTAL INVESTMENTS — (100.0%) (Cost $930,098,712)		$953,045,714

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (4.2%)
BONDS — (4.2%)
Oesterreichischen Kontrollbank AG (j) 1.800%, 03/22/10	1,578,000	$16,084,191
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	104,648,572
TOTAL — AUSTRIA		120,732,763
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of (u) 4.250%, 09/03/13	78,000	81,257,592
CANADA — (2.0%)
BONDS — (2.0%)
Ontario, Province of (u) 4.375%, 02/15/13	55,000	57,000,240
FRANCE — (1.2%)
BONDS — (1.2%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,889,978
Total Capital SA (f) 1.625%, 07/12/11	9,650	8,458,967
(u) 5.000%, 05/22/12	9,900	10,447,123
TOTAL — FRANCE		34,796,068
GERMANY — (4.9%)
BONDS — (4.9%)
Bayerische Landesbank (j) 1.000%, 09/20/10	2,950,000	29,571,791
Kreditanstalt fuer Wiederaufbau (u) 4.000%, 10/15/13	10,200	10,539,252
(u) 3.500%, 03/10/14	35,000	35,956,690
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.875%, 01/13/12	9,000	9,458,388
Landwirtschaftliche Rentenbank (u) 4.125%, 07/15/13	9,000	9,248,796
(u) 4.875%, 01/10/14	42,000	44,635,206
TOTAL — GERMANY		139,410,123
JAPAN — (1.2%)
BONDS — (1.2%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	3,200,000	33,153,291
NETHERLANDS — (3.8%)
BONDS — (3.8%)
Nederlandse Waterschapsbank (f) 3.500%, 10/29/09	3,000	2,656,998

	Face Amount^	Value†
	(000)
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	$4,599,722
(j) 0.800%, 02/03/11	10,185,000	101,006,655
TOTAL — NETHERLANDS		108,263,375
NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans (j) 1.800%, 06/21/10	7,298,000	74,529,511
SPAIN — (1.1%)
BONDS — (1.1%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	30,421,413
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.8%)
BONDS — (0.8%)
Eurofima (u) 4.250%, 02/04/14	22,360	23,126,791
SWEDEN — (1.0%)
BONDS — (1.0%)
Kommuninvest 4.100%, 05/11/09	156,000	19,400,735
(f) 2.250%, 12/14/09	9,260	8,178,226
TOTAL — SWEDEN		27,578,961
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,753,970
UNITED KINGDOM — (5.7%)
BONDS — (5.7%)
BP Capital Markets P.L.C. (u) 5.250%, 11/07/13	77,000	83,019,321
United Kingdom Gilt 5.250%, 06/07/12	50,000	80,847,545
TOTAL — UNITED KINGDOM		163,866,866
UNITED STATES — (68.0%)
AGENCY OBLIGATIONS — (36.5%)
Federal Farm Credit Bank 4.250%, 07/08/13	$50,000	53,412,100
Federal Home Loan Bank 2.625%, 05/20/11	50,000	50,921,000
5.375%, 08/19/11	50,000	54,212,050
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	119,500	128,971,690
5.750%, 05/15/12	50,000	55,681,100
3.625%, 05/29/13	37,500	39,485,325

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	$50,000	$54,830,750
3.875%, 06/29/11	100,000	105,282,600
4.750%, 03/05/12	100,000	108,423,800
Federal National Mortgage Association 6.000%, 05/15/11	50,000	54,828,500
5.375%, 11/15/11	57,100	62,516,449
5.000%, 02/16/12	50,000	54,454,300
6.125%, 03/15/12	50,000	56,156,750
4.875%, 05/18/12	100,000	109,105,300
TOTAL AGENCY OBLIGATIONS		1,040,730,414
BONDS — (31.5%)
3M Co. 4.375%, 08/15/13	19,600	20,522,435
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	32,798,773
Bank of America Corp. 4.900%, 05/01/13	54,265	49,475,680
Bank of New York Mellon Corp. 4.500%, 04/01/13	10,000	10,147,200
Citigroup Funding, Inc. Floating Rate Note
(r) 1.351%, 10/22/09	90,000	87,851,700
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	15,400	15,098,868
General Electric Capital Corp. (j) 1.450%, 11/10/11	8,000,000	71,308,862
4.800%, 05/01/13	34,800	34,034,226
Hewlett-Packard Co. Floating Rate Note (r) 1.380%, 06/15/10	80,000	79,647,120
John Deere Capital Corp. Floating Rate Note
(r) 1.700%, 02/26/10	37,400	37,240,414

	Face Amount	Value†
	(000)
JPMorgan Chase & Co. 4.750%, 05/01/13	$15,000	$14,903,190
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	71,000	70,800,987
Merck & Co., Inc. 4.375%, 02/15/13	30,506	31,724,959
Paccar Financial Corp. Floating Rate Note
(r) 1.634%, 12/03/10	47,900	47,581,752
(r) 1.942%, 04/01/11	37,000	36,644,023
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	44,142,993
(j) 1.300%, 03/16/12	5,550,000	54,956,312
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	44,000	43,544,292
Wal-Mart Stores, Inc. 4.250%, 04/15/13	18,500	19,440,873
7.250%, 06/01/13	47,800	54,970,621
Wells Fargo Bank & Co. 5.250%, 10/23/12	42,700	42,862,303
TOTAL BONDS		899,697,583
TOTAL — UNITED STATES		1,940,427,997
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,945,000 $FNMA 5.00%, 08/25/18, valued at 11,991,516 $) to be repurchased at $11,812,062	11,812	11,812,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,739,183,228)		$2,852,130,961

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.7%)
Federal Farm Credit Bank
4.800%, 05/24/11	$3,300	$3,522,743
6.300%, 06/06/11	2,800	3,081,431
4.250%, 07/11/11	13,600	14,390,935
4.350%, 11/02/11	8,000	8,512,168
4.200%, 11/07/11	6,650	7,051,999
4.300%, 11/23/11	5,500	5,847,660
6.260%, 12/02/11	2,000	2,225,380
4.950%, 12/22/11	9,000	9,723,519
5.230%, 02/14/12	12,000	13,072,548
4.500%, 03/14/12	8,500	9,096,190
4.625%, 03/16/12	7,000	7,515,487
5.000%, 06/01/12	4,295	4,666,024
4.480%, 08/24/12	12,000	12,879,588
6.280%, 11/26/12	3,000	3,410,145
4.400%, 01/03/13	11,000	11,803,913
4.150%, 05/15/13	10,000	10,646,820
5.580%, 07/03/13	23,000	25,774,398
3.880%, 07/08/13	7,000	7,372,575
4.920%, 08/26/13	4,125	4,517,197
4.710%, 10/18/13	7,000	7,605,920
4.900%, 01/16/14	5,700	6,183,138
5.300%, 02/18/14	12,000	13,345,344
5.250%, 06/05/14	14,400	15,985,670
4.375%, 06/30/14	3,915	4,183,201
8.160%, 09/30/14	3,615	4,533,788
4.700%, 12/10/14	4,000	4,325,120
4.550%, 02/03/15	4,500	4,824,752
4.375%, 02/17/15	14,300	15,195,223
6.030%, 03/21/16	4,700	5,427,875
5.050%, 03/08/17	10,000	10,511,700
5.625%, 08/18/17	4,000	4,399,344
5.100%, 09/03/19	9,000	9,390,654
5.320%, 09/03/19	21,300	22,285,295
5.150%, 11/15/19	11,200	11,834,536
4.670%, 05/07/20	5,600	5,612,790
5.350%, 08/07/20	6,700	7,087,012
5.250%, 03/02/21	6,100	6,188,706
5.220%, 02/22/22	5,000	5,024,530
5.210%, 12/19/22	21,200	21,374,688
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,362,496
5.750%, 08/15/11	12,000	13,114,080
5.000%, 10/13/11	25,000	27,061,900
5.625%, 11/15/11	5,000	5,497,520
5.625%, 02/15/12	6,100	6,747,527
5.750%, 05/15/12	8,300	9,243,063
4.625%, 08/15/12	15,175	16,484,071

	Face Amount	Value†
	(000)
4.500%, 11/15/12	$18,000	$19,528,740
5.126%, 02/28/13	5,615	6,227,490
3.875%, 06/14/13	12,600	13,385,484
5.375%, 06/14/13	52,400	58,608,614
4.500%, 09/16/13	11,000	11,950,598
6.395%, 06/03/14	5,200	6,100,271
5.250%, 06/18/14	44,000	49,261,388
6.700%, 06/25/14	12,500	14,862,588
5.500%, 08/13/14	5,000	5,667,825
4.500%, 11/14/14	4,000	4,343,700
4.875%, 03/11/16	13,600	14,564,458
5.375%, 09/09/16	6,000	6,681,096
4.625%, 09/11/20	11,200	11,246,446
5.000%, 03/12/21	5,200	5,421,234
5.000%, 12/10/21	39,500	40,762,657
5.750%, 06/10/22	19,500	21,343,218
4.750%, 03/10/23	22,200	21,635,787
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,790,154
6.000%, 03/15/13	28,100	31,825,948
4.750%, 08/01/13	12,500	13,368,725
6.250%, 12/15/17	10,000	11,605,970
TOTAL AGENCY OBLIGATIONS		843,123,054
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	22,983,586
10.625%, 08/15/15	11,000	16,238,750
9.875%, 11/15/15	11,600	16,710,345
9.250%, 02/15/16	9,000	12,670,308
7.250%, 05/15/16	6,000	7,695,468
7.500%, 11/15/16	10,800	14,113,408
9.000%, 11/15/18	12,200	17,896,827
8.125%, 08/15/19	3,800	5,326,532
8.750%, 08/15/20	3,200	4,706,499
8.125%, 05/15/21	27,100	38,592,080
7.250%, 08/15/22	11,000	14,846,568
U.S. Treasury Notes
4.875%, 02/15/12	51,800	56,947,625
4.375%, 08/15/12	54,700	59,776,816
4.000%, 11/15/12	9,700	10,516,168
3.875%, 02/15/13	27,600	29,911,500
3.625%, 05/15/13	7,700	8,273,889
4.250%, 08/15/13	30,100	33,197,019
4.000%, 02/15/14	10,500	11,472,069
4.250%, 08/15/14	15,500	17,189,252
4.875%, 08/15/16	8,200	9,381,308
TOTAL U.S. TREASURY OBLIGATIONS		408,446,017

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,580,000 FHLMC 6.50%, 08/01/37, valued at $12,079,113) to be repurchased at $11,898,063	$11,898	$11,898,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,169,332,302)		$1,263,467,071

See accompanying Notes to Financial Statements.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (11.6%)
Federal Home Loan Bank 1.625%, 03/16/11	$5,600	$5,636,377
Federal Home Loan Mortgage Corporation 3.250%, 02/25/11	6,500	6,719,700
Federal National Mortgage Association 1.750%, 03/23/11	6,600	6,664,060
TOTAL AGENCY OBLIGATIONS		19,020,137
BONDS — (84.0%)
Abbott Laboratories 5.600%, 05/15/11	600	646,801
Aetna, Inc. 5.750%, 06/15/11	600	617,442
Allied Waste North America, Inc. 6.375%, 04/15/11	600	603,000
Allstate, Corp. 7.500%, 06/15/13	600	613,081
Altria Group, Inc. 7.750%, 02/06/14	600	643,036
American Express Credit, Corp. 5.875%, 05/02/13	500	492,585
7.300%, 08/20/13	600	601,083
Anadarko Petroleum, Corp. 5.000%, 10/01/12	600	566,392
Anheuser-Busch, Inc. 6.000%, 04/15/11	300	309,914
Apache, Corp. 6.000%, 09/15/13	600	647,802
Appalachian Power Co. 5.650%, 08/15/12	600	598,330
Archer-Daniels-Midland Co. 7.125%, 03/01/13	800	882,396
Arizona Public Service Co. 6.500%, 03/01/12	600	592,495
AT&T, Inc. 6.700%, 11/15/13	1,100	1,219,904
Atmos Energy Corp. 7.375%, 05/15/11	800	846,072
Australia & New Zealand Banking Group, Ltd. 5.125%, 11/14/11	2,400	2,390,143
Avon Products, Inc. 5.125%, 01/15/11	600	622,326
Baker Hughes, Inc. 6.500%, 11/15/13	870	955,847
Bank of America Corp. 5.375%, 09/11/12	1,100	1,024,109
Bank of New York Mellon Corp. 4.950%, 11/01/12	2,500	2,594,968
Barclays Bank P.L.C. 5.450%, 09/12/12	2,700	2,742,595

	Face Amount	Value†
	(000)
Baxter International, Inc. 4.000%, 03/01/14	$600	$621,539
Bear Stearns LLC 5.500%, 08/15/11	1,100	1,135,167
Belgium Kingdom 4.250%, 09/03/13	1,000	1,041,764
BHP Billiton Finance, Ltd. 5.125%, 03/29/12	600	626,821
Black & Decker Corp. 7.125%, 06/01/11	600	602,674
Boeing Capital Corp. 7.375%, 09/27/10	600	643,102
BP Capital Markets P.L.C. 3.125%, 03/10/12	2,500	2,537,275
Bristol-Myers Squibb Co. 5.250%, 08/15/13	600	627,502
Brown-Forman Corp. 5.000%, 02/01/14	600	616,739
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	600	624,149
Caisse D'amortissement de la Dette Sociale 4.125%, 12/09/11	1,400	1,473,046
Campbell Soup Co. 4.875%, 10/01/13	1,000	1,070,839
Canadian National Railway Co. 4.400%, 03/15/13	600	608,890
Caterpillar Financial Services Corp. 6.200%, 09/30/13	600	616,560
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	600	629,240
Cisco Systems, Inc. 5.250%, 02/22/11	1,100	1,169,510
Citigroup, Inc. 6.000%, 02/21/12	1,100	1,010,917
Coca-Cola Enterprises, Inc. 7.375%, 03/03/14	600	685,511
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	600	661,598
Commonwealth Bank of Australia 4.750%, 01/27/11	1,800	1,779,948
Conagra Foods, Inc. 6.750%, 09/15/11	800	843,813
Conocophillips 4.750%, 02/01/14	600	632,729
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/13	600	599,054
Credit Suisse 5.000%, 05/15/13	600	592,517
Credit Suisse USA, Inc. 5.125%, 01/15/14	500	495,237

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CSX Corp. 6.750%, 03/15/11	$600	$617,086
CVS Caremark Corp. 5.750%, 08/15/11	600	634,846
Dell, Inc. 4.700%, 04/15/13	600	609,701
Detroit Edison Co. 6.400%, 10/01/13	600	640,354
Deutsche Bank AG 4.875%, 05/20/13	1,100	1,092,359
Deutsche Telekom International Finance 5.250%, 07/22/13	1,000	1,024,917
Devon Energy Corp. 5.625%, 01/15/14	600	624,624
Diageo Capital P.L.C. 5.200%, 01/30/13	600	618,778
Dominion Resources, Inc. 5.000%, 03/15/13	600	599,109
Dover Corp. 6.500%, 02/15/11	600	629,492
Duke Energy Ohio, Inc. 5.700%, 09/15/12	450	458,337
E.I. Du Pont de Nemours & Co. 5.875%, 01/15/14	600	639,453
Eaton Corp. 5.950%, 03/20/14	600	611,612
Eksportfinans 5.000%, 02/14/12	1,900	1,979,707
Eli Lilly & Co. 3.550%, 03/06/12	600	616,151
Embarq Corp. 6.738%, 06/01/13	600	579,000
Emerson Electric Co. 5.625%, 11/15/13	480	517,360
Enbridge Energy Partners LP 4.750%, 06/01/13	800	723,941
Enterprise Products Operating LLC 9.750%, 01/31/14	600	656,847
Firstenergy Corp. 6.450%, 11/15/11	600	609,385
Fortune Brands, Inc. 4.875%, 12/01/13	600	545,560
FPL Group Capital, Inc. 5.625%, 09/01/11	800	849,044
General Dynamics Corp. 5.250%, 02/01/14	600	636,798
General Electric Capital Corp. 5.875%, 02/15/12	600	611,397
4.800%, 05/01/13	500	488,998
General Mills, Inc. 6.000%, 02/15/12	600	632,914
Glaxosmithkline Capital, Inc. 4.850%, 05/15/13	600	622,409
Goldman Sachs Group, Inc. 4.750%, 07/15/13	1,100	1,066,802
Halliburton Co. 5.500%, 10/15/10	600	625,021
Hess Corp. 7.000%, 02/15/14	600	650,626

	Face Amount	Value†
	(000)
Hewlett-Packard Co. 6.125%, 03/01/14	$600	$659,791
Home Depot, Inc. 5.200%, 03/01/11	600	611,399
Honeywell International, Inc. 3.875%, 02/15/14	600	604,799
Hydro-Quebec 6.300%, 05/11/11	800	859,338
Instituto de Credito Oficial 5.375%, 07/02/12	2,000	2,124,696
International Business Machines Corp. 6.500%, 10/15/13	600	672,430
John Deere Capital Corp. 7.000%, 03/15/12	600	644,473
Johnson Controls, Inc. 4.875%, 09/15/13	1,000	941,232
Kansas City Power & Light Co. 6.500%, 11/15/11	800	835,384
Kellogg Co. 6.600%, 04/01/11	600	639,661
Kinder Morgan Energy Partners LP 5.850%, 09/15/12	600	598,977
Kohl's Corp. 7.375%, 10/15/11	600	637,664
Kommuninvest I Sverige 5.375%, 07/03/12	2,000	2,124,668
Koninklijke Kpn NV 8.000%, 10/01/10	800	839,064
Kraft Foods, Inc. 6.250%, 06/01/12	600	637,331
Kreditanstalt fuer Wiederaufbau 3.250%, 10/14/11	1,900	1,961,807
Kroger Co. 6.800%, 04/01/11	600	633,746
Landeskreditbank Baden- Wuerttemberg Foerderbank 4.875%, 01/13/12	1,000	1,050,932
Landwirtschaftliche Rentenbank 4.125%, 07/15/13	1,800	1,849,759
Lowe's Companies, Inc. 8.250%, 06/01/10	600	634,069
Marathon Oil Corp. 6.500%, 02/15/14	600	622,556
Marriott International, Inc. 4.625%, 06/15/12	1,100	1,023,873
Marsh & McLennan Cos., Inc. 6.250%, 03/15/12	600	569,999
McDonald's Corp. 4.300%, 03/01/13	600	625,763
Mckesson Corp. 6.500%, 02/15/14	600	632,819
Medtronic, Inc. 4.500%, 03/15/14	600	618,723
Metlife, Inc. 5.375%, 12/15/12	600	570,727
Monsanto Co. 7.375%, 08/15/12	700	782,301
Morgan Stanley 5.250%, 11/02/12	500	487,811
5.300%, 03/01/13	600	583,909

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
National Rural Utilities Cooperative Finance Corp. 7.250%, 03/01/12	$600	$634,402
Network Rail Infrastructure Finance P.L.C. 2.000%, 01/17/12	2,600	2,590,068
Newell Rubbermaid, Inc. 4.000%, 05/01/10	600	580,129
Norfolk Southern Corp. 8.625%, 05/15/10	600	626,763
Northern States Power Co. 8.000%, 08/28/12	800	896,076
Northrop Grumman Systems Corp. 7.125%, 02/15/11	800	851,556
Occidental Petroleum Corp. 7.000%, 11/01/13	600	677,501
Oesterreichischen Kontrollbank AG 4.750%, 11/08/11	1,800	1,881,110
Oneok Partners LP 5.900%, 04/01/12	600	586,070
Ontario Electricity Financial Corp. 7.450%, 03/31/13	1,000	1,148,744
Oracle Corp. 4.950%, 04/15/13	600	637,242
Pacific Gas & Electric Co. 4.800%, 03/01/14	600	617,090
Packaging Corp. of America 5.750%, 08/01/13	800	743,281
Panhandle Eastern Pipeline Co. 6.050%, 08/15/13	600	589,086
Pepco Holdings, Inc. 6.450%, 08/15/12	600	599,208
Pepsiamericas, Inc. 4.375%, 02/15/14	600	597,179
Philip Morris International, Inc. 4.875%, 05/16/13	600	620,711
Pitney Bowes, Inc. 4.625%, 10/01/12	800	824,729
PNC Funding Corp. 5.125%, 12/14/10	600	594,692
Potash Corp of Saskatchewan, Inc. 7.750%, 05/31/11	600	641,340
PPL Energy Supply LLC 6.300%, 07/15/13	600	608,938
Praxair, Inc. 6.375%, 04/01/12	600	645,781
Progress Energy, Inc. 7.100%, 03/01/11	600	633,138
Republic of Austria International Bond 5.500%, 02/22/12	1,000	1,077,840
Reynolds American, Inc. 6.500%, 07/15/10	600	600,063
Royal Bank of Canada 5.650%, 07/20/11	2,200	2,362,404
Ryder System, Inc. 6.000%, 03/01/13	600	551,228
Safeway, Inc. 4.950%, 08/16/10	600	614,720

	Face Amount	Value†
	(000)
Sara Lee Corp. 6.250%, 09/15/11	$600	$627,943
Southern California Edison Co. 5.750%, 03/15/14	800	870,790
Southern Co. 5.300%, 01/15/12	600	630,016
Suntrust Banks, Inc. 5.250%, 11/05/12	600	570,012
Svensk Exportkredit AB 4.875%, 09/29/11	1,000	1,052,456
Tampa Electric Co. 6.375%, 08/15/12	600	606,696
Target Corp. 6.350%, 01/15/11	600	639,643
Time Warner Cable, Inc. 6.200%, 07/01/13	800	835,832
Toyota Motor Credit, Corp. 4.250%, 06/27/11	2,500	2,532,775
TransCanada Pipelines, Ltd. 4.000%, 06/15/13	800	785,373
Transocean, Inc. 5.250%, 03/15/13	595	602,395
Unilever Capital Corp. 3.650%, 02/15/14	650	660,215
Union Pacific Corp. 6.650%, 01/15/11	1,100	1,159,498
United Technologies Corp. 6.100%, 05/15/12	600	640,643
Unitedhealth Group, Inc. 5.250%, 03/15/11	600	609,505
Valero Energy Corp. 6.875%, 04/15/12	600	613,790
Veolia Environnement 5.250%, 06/03/13	800	793,032
Verizon Communications, Inc. 4.350%, 02/15/13	600	609,558
Viacom, Inc. 5.750%, 04/30/11	1,100	1,099,483
Wal-Mart Stores, Inc. 7.250%, 06/01/13	1,000	1,150,013
Walt Disney Co. 4.500%, 12/15/13	600	622,995
Waste Management, Inc. 6.375%, 11/15/12	655	667,376
5.000%, 03/15/14	258	247,346
Wellpoint Health Networks, Inc. 6.375%, 01/15/12	600	614,921
Wells Fargo Bank & Co. 5.250%, 10/23/12	2,600	2,609,883
Western Union Co. 6.500%, 02/26/14	600	633,011
Xto Energy, Inc. 5.750%, 12/15/13	600	612,353
Yum! Brands, Inc. 8.875%, 04/15/11	600	644,150
TOTAL BONDS		137,221,583

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $7,910,000 FNMA 5.00%, 08/25/18, valued at $7,327,377) to be repurchased at $7,219,038	$7,219	$7,219,000
TOTAL INVESTMENTS — (100.0%) (Cost $162,221,041)		$163,460,720

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$31,700	$37,304,524
2.000%, 01/15/14	44,800	52,403,848
2.000%, 07/15/14	46,200	53,088,251
1.625%, 01/15/15	40,100	44,331,935
1.875%, 07/15/15	41,800	46,076,934
2.000%, 01/15/16	38,250	41,602,088
2.500%, 07/15/16	30,500	33,783,725
2.375%, 01/15/17	28,400	31,268,815
2.625%, 07/15/17	25,200	27,633,944
1.625%, 01/15/18	27,000	27,206,186
1.375%, 07/15/18	13,300	12,758,075
2.125%, 01/15/19	5,000	5,156,960
2.375%, 01/15/25	21,700	24,217,911
2.000%, 01/15/26	22,400	22,417,600
2.375%, 01/15/27	12,300	12,774,182
1.750%, 01/15/28	22,200	20,226,732
3.625%, 04/15/28	11,200	16,959,228
2.500%, 01/15/29	3,300	3,319,012
TOTAL U.S. TREASURY OBLIGATIONS		512,529,950
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,380,000 FHLMC 6.50%, 08/01/37, valued at $4,457,176) to be repurchased at $4,391,023	4,391	4,391,000
TOTAL INVESTMENTS — (100.0%) (Cost $514,037,548)		$516,920,950

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
ARIZONA — (2.3%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	$3,485	$3,749,825
Maricopa County Unified School District (GO) (FSA) 5.000%, 07/01/13	6,800	7,676,044
Salt River Project Agricultural Improvement and Power District (RB) Series A 5.000%, 01/01/14	7,000	7,859,320
Scottsdale Municipal Property Corp (RB) 5.000%, 07/01/13	3,070	3,474,749
TOTAL ARIZONA		22,759,938
ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	3,931,581
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,903,067
TOTAL ARKANSAS		6,834,648
CALIFORNIA — (3.0%)
California State (GO) 5.250%, 11/01/09	7,695	7,839,589
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,137,823
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,558,913
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	9,078,300
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	800	813,008
TOTAL CALIFORNIA		29,427,633
COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,554,400
CONNECTICUT — (2.6%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,018,020
Connecticut State (GO) 5.000%, 03/15/12	5,000	5,503,000

	Face Amount	Value†
	(000)
Connecticut State (GO) Series A 5.000%, 03/01/13	$3,855	$4,332,904
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,113,200
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,034,650
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,482,160
TOTAL CONNECTICUT		25,483,934
DELAWARE — (2.6%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,715,185
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	8,001,192
5.000%, 02/01/12	5,000	5,510,350
TOTAL DELAWARE		26,226,727
FLORIDA — (5.2%)
Broward County (GO) 5.000%, 01/01/14	5,000	5,689,750
City of Gainesville (RB) Series C 5.000%, 10/01/10	2,265	2,388,171
Florida State Board of Education (GO) Series B 5.250%, 06/01/13	3,700	4,134,158
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,009,280
Florida State Board of Education (GO) Series D 5.000%, 06/01/13	13,085	14,493,600
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,600,871
5.000%, 07/01/11	5,130	5,459,705
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,079,792
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,069,680
TOTAL FLORIDA		51,925,007
GEORGIA — (6.8%)
De Kalb County School District (GO) 5.000%, 02/01/12	21,330	23,416,074
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,487,128

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Georgia State (GO) Series D 5.800%, 11/01/09	$2,010	$2,063,667
5.000%, 08/01/12	7,100	7,928,002
Georgia State (GO) Series G 5.000%, 10/01/12	8,000	8,971,440
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	15,817,620
TOTAL GEORGIA		67,683,931
HAWAII — (1.3%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,302,012
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	771,522
City & County of Honolulu (GO) Series C (MBIA) 5.000%, 07/01/12	5,000	5,509,600
Hawaii State (GO) Series CY (FSA) 5.750%, 02/01/13	4,750	5,442,027
TOTAL HAWAII		13,025,161
ILLINOIS — (1.7%)
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,902,082
Cook County (GO) Series D (AMBAC) 5.250%, 11/15/12	2,000	2,252,340
Illinois State (GO) First Series (MBIA) 5.125%, 10/01/11	5,300	5,696,069
TOTAL ILLINOIS		16,850,491
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,691,776
KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,291,204
KENTUCKY — (1.6%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	15,437,708
MARYLAND — (4.0%)
Baltimore County (GO) 5.000%, 02/01/12	1,700	1,873,995
Howard County (TECP) Series D 0.380%, 05/08/09	4,000	3,999,440
Maryland Health & Higher Educational Facilities Authority (TECP) — Johns Hopkins University Series A 0.350%, 05/14/09	5,600	5,597,872
Maryland State (GO) 5.250%, 02/15/12	5,000	5,548,600
5.500%, 08/01/13	6,000	6,976,560

	Face Amount	Value†
	(000)
Maryland State (GO) Series B 5.000%, 02/15/13	$14,000	$15,814,820
TOTAL MARYLAND		39,811,287
MASSACHUSETTS — (2.5%)
Commonwealth of Massachusetts (GO) Series D 5.500%, 11/01/13	7,550	8,710,661
Commonwealth of Massachusetts (RB) Series A 5.500%, 12/15/13	9,450	10,850,301
Massachusetts Water Resources (TECP) Series 94 0.340%, 05/12/09	5,000	4,998,800
TOTAL MASSACHUSETTS		24,559,762
MICHIGAN — (4.2%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,393,085
Michigan Municipal Bond Authority (RB) 5.500%, 10/01/13	15,085	17,487,135
Michigan State (GO) 5.500%, 12/01/13	10,000	11,038,000
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,000,000
TOTAL MICHIGAN		41,918,220
MINNESOTA — (5.1%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,284,600
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,628,626
5.000%, 06/01/11	7,050	7,632,964
5.250%, 11/01/12	8,000	9,059,760
Regents of the University of Minnesota (TECP) Series A 0.400%, 05/19/09	23,800	23,800,238
TOTAL MINNESOTA		50,406,188
MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,766,237
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,071,480
TOTAL MISSISSIPPI		7,837,717
NEVADA — (6.2%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,322,874
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,548,284
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,032,970
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,470,140

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	$5,245	$5,268,183
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,839,480
Nevada State (GO) 5.000%, 06/01/13	12,990	14,213,398
5.000%, 12/01/13	1,400	1,542,030
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,371,061
TOTAL NEVADA		61,608,420
NEW JERSEY — (3.2%)
Monmouth County (GO) 4.250%, 09/15/12	5,115	5,602,511
New Jersey State (GO) 5.000%, 04/01/13	3,900	4,340,505
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,454,536
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	6,130	6,279,879
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,496,074
TOTAL NEW JERSEY		32,173,505
NEW MEXICO — (2.3%)
New Mexico State (GO) 5.000%, 03/01/12	10,260	11,299,441
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,931,138
TOTAL NEW MEXICO		23,230,579
NEW YORK — (3.4%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,494,228
New York City (GO) Series C 5.000%, 08/01/10	5,000	5,223,350
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,265,137
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,238,650
New York City (GO) Series J-1 5.000%, 08/01/10	11,180	11,707,808
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,132,950
TOTAL NEW YORK		34,062,123
NORTH CAROLINA — (4.3%)
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	9,019,192
North Carolina State (GO) Series A 5.000%, 03/01/11	13,000	13,958,620
5.000%, 06/01/11	10,000	10,826,900

	Face Amount	Value†
	(000)
Wake County (GO) 4.500%, 03/01/13	$7,800	$8,681,322
TOTAL NORTH CAROLINA		42,486,034
OHIO — (4.0%)
Cincinnati City School District (GO) (FSA) 5.000%, 12/01/13	11,730	13,498,298
Ohio State (GO) 5.500%, 11/01/12	8,615	9,725,646
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,352,412
Ohio State Building Authority (RB) (FSA) 5.000%, 10/01/09	2,755	2,803,433
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,606,014
TOTAL OHIO		39,985,803
OKLAHOMA — (0.7%)
Oklahoma Turnpike Authority (RB) Series A 5.000%, 01/01/10	7,160	7,359,979
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,084,670
PENNSYLVANIA — (3.1%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	14,105,910
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,599,400
5.250%, 02/01/13	5,755	6,500,848
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,181,500
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,003,690
TOTAL PENNSYLVANIA		30,391,348
RHODE ISLAND — (1.1%)
Rhode Island State and Providence Plantations (GO) Series B 5.000%, 08/01/12	5,200	5,776,680
5.000%, 08/01/13	4,700	5,321,293
TOTAL RHODE ISLAND		11,097,973
SOUTH CAROLINA — (0.2%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,548,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TENNESSEE — (1.6%)
Hamilton County (GO) 5.000%, 03/01/11	$5,700	$6,106,296
5.000%, 03/01/12	5,095	5,606,691
Shelby County (GO) 5.000%, 04/01/14	3,225	3,658,730
TOTAL TENNESSEE		15,371,717
TEXAS — (7.8%)
Austin Texas Combined Utility Systems (TECP) Series A 0.400%, 05/13/09	5,600	5,598,712
City of Dallas (GO) 4.750%, 02/15/10	11,675	12,055,839
5.000%, 02/15/14	4,585	5,170,734
5.000%, 02/15/14	8,770	9,890,368
City of Dallas (RB) (AMBAC) 5.000%, 10/01/12	13,985	15,554,676
City of San Antonio (RB) Series A 5.500%, 02/01/11	2,000	2,140,700
Fort Worth Independent School District (GO) 5.000%, 02/15/13	8,025	8,996,105
Katy Independent School District (GO) Series A 5.000%, 02/15/12	7,465	8,231,058
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,004,760
Texas Public Finance Authority (GO) Series A 5.000%, 10/01/12	1,500	1,673,115
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,043,000
TOTAL TEXAS		77,359,067
UTAH — (1.9%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	11,191,146
Utah State (GO) Series A 5.000%, 07/01/12	6,440	7,180,600
TOTAL UTAH		18,371,746
VIRGINIA — (6.2%)
Fairfax County (GO) Series A 5.000%, 06/01/09	3,465	3,476,538
5.000%, 04/01/13	9,975	11,302,573
5.000%, 04/01/14	9,375	10,763,156
Loudoun County (GO) Series B 5.000%, 12/01/13	5,285	6,079,177
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,090,800
5.000%, 10/01/11	1,940	2,115,725
5.000%, 09/27/12	4,040	4,516,154

	Face Amount	Value†
	(000)
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	$4,000	$4,043,000
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,289
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,413,454
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,513,816
TOTAL VIRGINIA		61,339,682
WASHINGTON — (3.1%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,056,140
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	5,968,690
Snohomish County Public Utility (RB) Series B 5.250%, 12/01/10	11,000	11,704,220
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,509,800
Washington State (GO) Series C 5.000%, 02/01/14	6,895	7,788,937
TOTAL WASHINGTON		31,027,787
WISCONSIN — (1.9%)
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,000,000
5.500%, 05/01/11	16,000	17,295,360
TOTAL WISCONSIN		19,295,360
TOTAL MUNICIPAL BONDS		972,519,525
	Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund Portfolio	19,741,247	19,741,247
TOTAL INVESTMENTS — (100.0%) (Cost $975,077,154)		$992,260,772

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.9%)
CALIFORNIA — (98.9%)
Anaheim Union High School District (GO) Series A (FSA) 5.000%, 08/01/12	$1,275	$1,427,146
Bay Area Toll Authority (RB) 5.125%, 04/01/11	1,535	1,657,846
Berryessa Union School District (GO) Series B (FSA) 5.375%, 08/01/11	1,205	1,336,622
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,523,625
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,550,352
California Infrastructure & Economic Development Bank (RB) (FSA) 5.250%, 07/01/13	2,000	2,308,000
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	3,180	3,358,462
California State (GO)
4.000%, 06/01/09	565	566,079
5.000%, 09/01/09	1,865	1,886,578
5.000%, 02/01/10	1,500	1,538,055
5.000%, 03/01/10	3,000	3,084,660
5.250%, 09/01/10	550	574,816
5.000%, 10/01/10	2,000	2,087,540
4.000%, 02/01/11	1,000	1,033,290
5.250%, 03/01/11	800	845,680
5.000%, 04/01/11	3,000	3,165,090
5.000%, 06/01/11	500	529,875
5.000%, 10/01/11	2,215	2,365,952
5.000%, 04/01/12	1,500	1,611,855
5.000%, 03/01/14	2,350	2,564,978
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,191,510
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,100,000
5.500%, 05/01/10	700	733,481
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,547,599
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	420,000

	Face Amount	Value†
	(000)
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	$1,850	$2,081,564
California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,058,410
California State Economic Recovery (GO) Series A 5.000%, 07/01/09	635	638,981
5.000%, 01/01/10	1,585	1,625,766
5.000%, 01/01/11	3,500	3,676,505
3.500%, 07/01/11	1,075	1,107,916
5.000%, 07/01/11	1,000	1,062,090
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/11	800	849,672
5.000%, 07/01/12	2,475	2,674,856
5.250%, 07/01/13	3,810	4,216,222
Chabot-Las Positas Community College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,093,810
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,208,780
Chino Basin Regional Finance Authority (RB) (AMBAC) 5.900%, 08/01/11	810	893,268
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,204,680
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,757,776
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,254,879
City of Los Angeles (GO) (MBIA) 4.000%, 09/01/10	1,000	1,041,590
City of Los Angeles (GO) Series A (MBIA) 5.000%, 09/01/12	1,165	1,290,634
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,009,580
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,714,790
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,342,776
5.000%, 08/01/13	3,060	3,509,055

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	$2,185	$2,488,759
Escondido Union School District (GO) Series A 5.000%, 08/01/12	3,045	3,408,360
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	2,000	2,309,540
5.250%, 08/01/13	3,675	4,243,780
Fremont Union High School District (GO) (MBIA) 4.000%, 09/01/11	750	796,343
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	508,280
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	318,456
Hacienda la Puente Unified School District (GO) Series B (FSA) 5.000%, 08/01/13	3,000	3,440,250
Hawthorne School District (GO) Series A 4.000%, 10/01/09	5,000	5,044,800
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	721,588
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,784,869
Long Beach Unified School District (GO) 4.000%, 08/01/12	500	534,775
Long Beach Unified School District (GO) (TRAN) 4.000%, 06/15/09	2,000	2,005,880
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	527,883
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,743,950
Los Angeles County Metropolitan Transportation Authority (RB) Series A 4.000%, 07/01/11	750	793,058
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	637,878
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,325,961

	Face Amount	Value†
	(000)
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA) 5.000%, 10/01/12	$5,000	$5,568,250
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,625,092
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	496,363
Los Angeles Department of Water & Power (TECP) 0.400%, 05/01/09	2,400	2,400,000
Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	187,091
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	879,256
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,085,720
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,929,400
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,006,850
Los Angeles Wastewater (RB) Series A 4.000%, 06/01/12	1,000	1,059,910
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	302,457
Metropolitan Water District of Southern California (RB) Series B 4.000%, 03/01/11	500	525,710
3.750%, 07/01/11	3,000	3,166,230
Milpitas Unified School District (TRAN) 2.500%, 07/14/09	3,000	3,010,170
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,664,349
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	302,181
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	692,820
Orange County (RB) Series A (MBIA) 5.000%, 06/01/12	730	800,197
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	305,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Riverside County Transportation Commission (RB) Series A 4.700%, 06/01/09	$1,000	$1,003,060
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,417,808
San Francisco Bay Area Transit Financing Authority 6.750%, 07/01/11	795	886,425
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,333,376
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	1,800	1,829,268
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,401,868
5.000%, 08/01/12	5,000	5,502,750
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/09	1,000	1,011,810
6.000%, 08/01/10	615	653,702
San Mateo County Community College District (GO) Series A 4.500%, 09/01/13	2,000	2,212,120
Santa Barbara School District (GO) 3.000%, 06/30/09	2,000	2,007,480
Santa Clara County Financing Authority (RB) (AMBAC) 7.750%, 11/15/09	1,200	1,242,000
Santa Clara Unified School District (GO) 4.000%, 07/01/13	915	978,913

	Face Amount	Value†
	(000)
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	$1,950	$2,107,385
Southern Kern Unified School District (GO) 4.000%, 12/01/09	2,800	2,840,964
Southwestern Community College (GO) Series B (FGIC) 5.250%, 08/01/12	750	822,833
Torrance Unified School District (GO) 4.000%, 08/01/13	830	890,822
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,226,526
University of California (RB) Series A (FSA) 4.000%, 11/01/12	1,000	1,069,870
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,749,883
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	450	495,045
University of California (RB) Series K (MBIA) 5.000%, 05/15/12	500	550,050
TOTAL CALIFORNIA		189,198,295
TOTAL MUNICIPAL BONDS		189,198,295
	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	2,132,475	2,132,475
TOTAL INVESTMENTS — (100.0%) (Cost $187,438,657)		$191,330,770

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,272,425		—		$4,747,094	—
Investments at Value (including $0, $0, $0 and $277,881 of securities on loan, respectively)	—		$138,423		—	$1,118,797
Temporary Cash Investments at Value & Cost	—		5,527		—	5,281
Collateral Received from Securities on Loan at Value & Cost	—		—		—	294,254
Foreign Currencies at Value	—		2		—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		218	—
Dividends and Interest	—		1,059		—	495
Securities Lending Income	—		—		—	205
Fund Shares Sold	1,770		26		3,899	2,183
Futures Margin Variation	—		150		—	—
Prepaid Expenses and Other Assets	55		32		77	107
Total Assets	2,274,250		145,219		4,751,288	1,421,322
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—	294,254
Investment Securities/Affiliated Investment Companies Purchased	510		—		—	—
Fund Shares Redeemed	1,260		144		4,117	2,228
Due to Advisor	152		23		569	306
Accrued Expenses and Other Liabilities	99		11		212	40
Total Liabilities	2,021		178		4,898	296,828
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0; and $26,157 and shares outstanding of 0; 0; 0; and 3,876,887, respectively	N/A		N/A		N/A	$6.75
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Class R2 Shares — based on net assets of $0; $0; $0; and $1,766 and shares outstanding of 0; 0; 0; and 248,343, respectively	N/A		N/A		N/A	$7.11
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $2,272,229; $145,041; $4,746,390; and $1,096,571 and shares outstanding of 88,242,833; 27,113,887; 371,445,429; and 111,087,654, respectively	$25.75		$5.35		$12.78	$9.87
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000		750,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$2,701,397		$—		$4,796,126	$—
Investments at Cost	$—		$138,691		$—	$1,447,613
Foreign Currencies at Cost	$—		$2		$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$3,068,041		$384,190		$7,403,373	$1,519,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,966		81		(9,691)	1,690
Accumulated Net Realized Gain (Loss)	(373,806)		(263,016)		(2,598,260)	(67,892)
Net Unrealized Appreciation (Depreciation)	(428,972)		23,786		(49,032)	(328,816)
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments at Value (including $522,355, $341,602, $544,314, and $245,594 of securities on loan, respectively)	$4,741,338	$1,501,240	$2,789,380	$877,640
Temporary Cash Investments at Value & Cost	27,792	6,685	11,866	5,505
Collateral Received from Securities on Loan at Value & Cost	562,250	355,581	570,167	257,918
Receivables:
Investment Securities Sold	17,809	—	—	—
Dividends and Interest	2,817	1,720	3,044	696
Securities Lending Income	536	207	463	193
Fund Shares Sold	3,052	3,005	3,784	2,689
Prepaid Expenses and Other Assets	65	48	67	65
Total Assets	5,355,659	1,868,486	3,378,771	1,144,706
LIABILITIES:
Payables:
Upon Return of Securities Loaned	562,250	355,581	570,167	257,918
Investment Securities Purchased	17,685	5,351	9,692	4,003
Fund Shares Redeemed	3,372	5,295	5,387	470
Due to Advisor	1,872	203	443	207
Accrued Expenses and Other Liabilities	360	63	126	51
Total Liabilities	585,539	366,493	585,815	262,649
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,770,120; $1,501,993; $2,792,956; and $882,057 and shares outstanding of 326,553,560; 208,084,912; 393,595,074; and 130,681,025, respectively	$14.61	$7.22	$7.10	$6.75
NUMBER OF SHARES AUTHORIZED	650,000,000	600,000,000	1,025,000,000	300,000,000
Investments at Cost	$6,473,491	$2,028,554	$4,000,325	$1,292,455
NET ASSETS CONSIST OF:
Paid-In Capital	$7,163,598	$2,102,540	$4,079,260	$1,382,628
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(6,242)	4,256	7,561	1,937
Accumulated Net Realized Gain (Loss)	(655,083)	(77,489)	(82,920)	(87,693)
Net Unrealized Appreciation (Depreciation)	(1,732,153)	(527,314)	(1,210,945)	(414,815)
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments at Value (including $249,374, $322,795, $304,770 and $606,330 of securities on loan, respectively)	$1,067,948	$2,005,039	$2,442,958	$1,477,827
Temporary Cash Investments at Value & Cost	8,574	43,796	10,771	8,476
Collateral Received from Securities on Loan at Value & Cost	260,460	343,049	326,932	631,418
Cash	—	1	—	1
Receivables:
Investment Securities Sold	—	281	2,909	—
Dividends and Interest	1,161	899	1,108	2,090
Securities Lending Income	171	423	511	358
Fund Shares Sold	7,809	2,225	1,048	1,524
Prepaid Expenses and Other Assets	137	103	47	200
Total Assets	1,346,260	2,395,816	2,786,284	2,121,894
LIABILITIES:
Payables:
Upon Return of Securities Loaned	260,460	343,049	326,932	631,418
Investment Securities Purchased	7,283	35,150	582	—
Fund Shares Redeemed	444	1,987	1,889	1,537
Due to Advisor	186	540	961	338
Accrued Expenses and Other Liabilities	29	118	183	117
Total Liabilities	268,402	380,844	330,547	633,410
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,077,858; $2,014,972; $2,455,737; and $1,488,484 and shares outstanding of 186,215,666; 161,799,509; 300,706,683; and 121,067,446, respectively	$5.79	$12.45	$8.17	$12.29
NUMBER OF SHARES AUTHORIZED	550,000,000	400,000,000	650,000,000	250,000,000
Investments at Cost	$1,244,594	$2,397,794	$3,064,266	$2,315,372
NET ASSETS CONSIST OF:
Paid-In Capital	$1,301,454	$2,875,644	$3,605,428	$2,434,995
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,253	2,439	4,645	18,311
Accumulated Net Realized Gain (Loss)	(50,203)	(470,356)	(533,028)	(127,277)
Net Unrealized Appreciation (Depreciation)	(176,646)	(392,755)	(621,308)	(837,545)
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$3,097,456
Investments at Value (including $235,335, $548,537, $25,689, and $0 of securities on loan, respectively)	$1,045,846	$2,520,203	$449,124	—
Temporary Cash Investments at Value & Cost	3,377	9,383	2,778	15,072
Collateral Received from Securities on Loan at Value & Cost	249,680	583,595	28,234	—
Foreign Currencies at Value	5,866	3,676	1,568	—
Cash	16	16	15	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	978	57	15	—
Dividends, Interest, and Tax Reclaims	6,183	15,364	2,361	—
Securities Lending Income	440	974	40	—
Fund Shares Sold	879	4,574	1,258	2,705
Prepaid Expenses and Other Assets	70	68	39	73
Total Assets	1,313,335	3,137,910	485,432	3,115,321
LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,680	583,595	28,234	—
Investment Securities/Affiliated Investment Companies Purchased	3,257	6,763	1,992	—
Fund Shares Redeemed	662	2,674	150	1,138
Due to Advisor	212	701	176	988
Deferred Thailand Capital Gains Tax	—	—	16	—
Accrued Expenses and Other Liabilities	108	521	8	183
Total Liabilities	253,919	594,254	30,576	2,309
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,059,416; $2,543,656; $454,856; and $3,113,012 and shares outstanding of 75,113,377; 343,223,111; 75,228,754; and 301,015,585; respectively	$14.10	$7.41	$6.05	$10.34
NUMBER OF SHARES AUTHORIZED	200,000,000	925,000,000	200,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,260,071
Investments at Cost	$1,259,293	$3,742,689	$503,166	$—
Foreign Currencies at Cost	$5,781	$3,655	$1,541	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,430,713	$3,830,645	$518,585	$4,463,025
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,111	21,547	3,368	23,285
Accumulated Net Realized Gain (Loss)	(165,046)	(86,105)	(13,049)	(210,673)
Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Unrealized Foreign Exchange Gain (Loss)	—	34	(17)	(10)
Net Unrealized Appreciation (Depreciation)	(213,362)	(1,222,465)	(54,015)	(1,162,615)
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$95,700	$61,668	$22,433	$80,571
Receivables:
Affiliated Investment Companies Sold	51	34	46	—
Fund Shares Sold	95	7	—	61
Prepaid Expenses and Other Assets	10	13	10	14
Total Assets	95,856	61,722	22,489	80,646
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	—	16
Fund Shares Redeemed	146	41	46	45
Due to Advisor	31	17	4	23
Accrued Expenses and Other Liabilities	39	34	9	34
Total Liabilities	216	92	59	118
NET ASSETS	$95,640	$61,630	$22,430	$80,528
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $95,640; $61,630; $22,430; and $80,528 and shares outstanding of 8,113,958; 4,934,709; 1,486,461; and 7,322,592, respectively	$11.79	$12.49	$15.09	$11.00
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$212,511	$97,344	$33,461	$119,381
NET ASSETS CONSIST OF:
Paid-In Capital	$287,010	$133,373	$34,956	$136,664
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	839	(112)	190	829
Accumulated Net Realized Gain (Loss)	(75,384)	(35,954)	(1,691)	(18,187)
Net Unrealized Foreign Exchange Gain (Loss)	(14)	(1)	3	32
Net Unrealized Appreciation (Depreciation)	(116,811)	(35,676)	(11,028)	(38,810)
NET ASSETS	$95,640	$61,630	$22,430	$80,528

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$196,991	—	—
Investments at Value (including $120,257, $0, $975,352, and $29,572 of securities on loan, respectively)	$435,752	—	$4,964,223	$167,533
Temporary Cash Investments at Value & Cost	3,891	638	10,673	—
Collateral Received from Securities on Loan at Value & Cost	127,976	—	1,039,685	31,401
Foreign Currencies at Value	3,550	—	18,062	93
Cash	16	—	15	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	5,392	751
Dividends, Interest, and Tax Reclaims	5,881	—	33,774	898
Securities Lending Income	249	—	1,616	60
Fund Shares Sold	1,072	1,643	14,215	1,315
Prepaid Expenses and Other Assets	38	19	85	5
Deferred Offering Costs	—	8	—	17
Total Assets	578,425	199,299	6,087,740	202,073
LIABILITIES:
Payables:
Upon Return of Securities Loaned	127,976	—	1,039,685	31,401
Investment Securities/Affiliated Investment Companies Purchased	6,061	605	26,413	9
Fund Shares Redeemed	516	205	1,967	43
Due to Advisor	125	3	2,546	55
Loan Payable	—	—	—	639
Accrued Expenses and Other Liabilities	49	4	376	10
Total Liabilities	134,727	817	1,070,987	32,157
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $443,698; $198,482; $5,016,753; and $169,916 and shares outstanding of 123,593,039; 40,009,376; 451,397,927; and 24,699,369, respectively	$3.59	$4.96	$11.11	$6.88
NUMBER OF SHARES AUTHORIZED	350,000,000	100,000,000	900,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$244,599	$—	$—
Investments at Cost	$869,533	$—	$7,348,011	$174,827
Foreign Currencies at Cost	$3,474	$—	$17,837	$89
NET ASSETS CONSIST OF:
Paid-In Capital	$901,844	$249,820	$7,433,689	$179,811
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,565	2,146	33,179	1,458
Accumulated Net Realized Gain (Loss)	(32,985)	(5,876)	(66,426)	(4,070)
Net Unrealized Foreign Exchange Gain (Loss)	(21)	—	(126)	7
Net Unrealized Appreciation (Depreciation)	(433,705)	(47,608)	(2,383,563)	(7,290)
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,446,909	$714,546	—	$3,238,522
Investments at Value (including $0, $0, $203,674 and $0 of securities on loan, respectively)	—	—	$1,682,389	—
Temporary Cash Investments at Value & Cost	—	—	6,032	—
Collateral Received from Securities on Loan at Value & Cost	—	—	217,975	—
Foreign Currencies at Value	—	—	456	—
Cash	—	—	1,045	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	115	—
Dividends, Interest, and Tax Reclaims	—	—	5,952	—
Securities Lending Income	—	—	329	—
Fund Shares Sold	1,175	3,499	2,670	785
Prepaid Expenses and Other Assets	41	31	110	103
Total Assets	1,448,125	718,076	1,917,073	3,239,410
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	217,975	—
Investment Securities/Affiliated Investment Companies Purchased	480	3,035	4,818	785
Fund Shares Redeemed	695	464	709	—
Due to Advisor	462	251	730	270
Deferred Thailand Capital Gains Tax	—	—	382	—
Accrued Expenses and Other Liabilities	98	44	231	101
Total Liabilities	1,735	3,794	224,845	1,156
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,446,390; $714,282; $1,692,228; and $3,238,254 and shares outstanding of 78,225,337; 61,071,825; 144,339,512; and 314,925,632, respectively	$18.49	$11.70	$11.72	$10.28
NUMBER OF SHARES AUTHORIZED	250,000,000	150,000,000	400,000,000	650,000,000
Investments in Affiliated Investment Companies at Cost	$961,425	$778,634	$—	$3,212,566
Investments at Cost	$—	$—	$1,928,316	$—
Foreign Currencies at Cost	$—	$—	$379	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$964,815	$830,894	$2,023,127	$3,233,929
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,106	4,493	8,888	6,544
Accumulated Net Realized Gain (Loss)	(8,927)	(57,172)	(93,528)	(28,175)
Deferred Thailand Capital Gains Tax	(1,050)	134	(382)	—
Net Unrealized Foreign Exchange Gain (Loss)	(38)	21	(27)	—
Net Unrealized Appreciation (Depreciation)	485,484	(64,088)	(245,850)	25,956
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,968,473	—	—	—
Investments at Value	—	$184,201	$948,207	$2,840,319
Temporary Cash Investments at Value & Cost	—	7,086	4,839	11,812
Foreign Currencies at Value	—	735	—	—
Cash	—	16	—	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	48,603
Interest	—	3,167	9,622	33,052
Fund Shares Sold	5,474	462	1,055	—
Unrealized Gain on Forward Currency Contracts	—	—	—	5,509
Prepaid Expenses and Other Assets	68	45	52	118
Total Assets	2,974,015	195,712	963,775	2,939,428
LIABILITIES:
Foreign Currencies at Value	—	—	—	16
Payables:
Investment Securities/Affiliated Investment Companies Purchased	3,047	7,019	—	38,150
Fund Shares Redeemed	2,427	114	862	740
Due to Advisor	246	23	165	607
Forward Currency Contracts	—	—	—	4,090
Unrealized Loss on Forward Currency Contracts	—	—	—	4,174
Accrued Expenses and Other Liabilities	98	5	58	190
Total Liabilities	5,818	7,161	1,085	47,967
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,968,197; $188,551; $962,690; and $2,891,461 and shares outstanding of 289,288,620; 20,584,933; 88,725,728; and 261,969,063, respectively	$10.26	$9.16	$10.85	$11.04
NUMBER OF SHARES AUTHORIZED	550,000,000	100,000,000	250,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$2,918,789	$—	$—	$—
Investments at Cost	$—	$195,062	$925,260	$2,727,371
Foreign Currencies at Cost	$—	$701	$—	$24
NET ASSETS CONSIST OF:
Paid-In Capital	$2,898,324	$213,141	$929,297	$2,731,474
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	14,626	3,455	4,052	25,144
Accumulated Net Realized Gain (Loss)	5,087	(17,240)	6,394	20,760
Net Unrealized Foreign Exchange Gain (Loss)	476	22	—	1,175
Net Unrealized Appreciation (Depreciation)	49,684	(10,827)	22,947	112,908
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,251,569	$156,242	$512,530	$972,520	$189,199
Temporary Cash Investments at Value & Cost	11,898	7,219	4,391	19,741	2,132
Cash	—	16	—	—	—
Receivables:
Interest	17,749	2,112	2,926	12,531	2,553
Fund Shares Sold	1,414	2,575	2,872	9,542	121
Prepaid Expenses and Other Assets	84	1	36	49	14
Total Assets	1,282,714	168,165	522,755	1,014,383	194,019
LIABILITIES:
Payables:
Investment Securities Purchased	—	5,874	—	—	—
Fund Shares Redeemed	408	—	392	632	392
Due to Advisor	107	20	42	166	32
Accrued Expenses and Other Liabilities	76	4	20	45	10
Total Liabilities	591	5,898	454	843	434
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,282,123; $162,267; $522,301; $1,013,540; and $193,585 and shares outstanding of 104,754,401; 16,032,053; 50,862,484; 99,023,367; and 18,849,012, respectively	$12.24	$10.12	$10.27	$10.24	$10.27
NUMBER OF SHARES AUTHORIZED	250,000,000	100,000,000	100,000,000	200,000,000	100,000,000
Investments at Cost	$1,157,435	$155,002	$509,647	$955,336	$185,307
NET ASSETS CONSIST OF:
Paid-In Capital	$1,172,422	$160,583	$529,683	$994,596	$189,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,430	444	(9,463)	1,777	357
Accumulated Net Realized Gain (Loss)	6,137	—	(802)	(17)	3
Net Unrealized Appreciation (Depreciation)	94,134	1,240	2,883	17,184	3,892
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Dividends	$31,916	$57	$70,854	$7,516
Interest	48	1,865	117	168
Income from Securities Lending	1,740	—	4,566	1,776
Expenses Allocated from Affiliated Investment Company	(596)	—	(2,688)	—
Total Investment Income	33,108	1,922	72,849	9,460
Expenses
Investment Advisory Services Fees	—	39	—	453
Administrative Services Fees	1,026	116	3,360	1,131
Accounting & Transfer Agent Fees	28	24	52	69
S&P 500® Fees	—	6	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	11
Class R2 Shares	—	—	—	2
Custodian Fees	—	1	—	25
Filing Fees	42	12	73	37
Shareholders' Reports	49	6	106	32
Directors'/Trustees' Fees & Expenses	18	2	38	8
Professional Fees	15	4	31	10
Other	15	4	36	7
Total Expenses	1,193	214	3,696	1,785
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(182)	—	—	—
Net Expenses	1,011	214	3,696	1,785
Net Investment Income (Loss)	32,097	1,708	69,153	7,675
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(153,167)	998	(2,400,196)	(62,580)
Futures	(5,538)	(95,929)	—	(3,006)
Foreign Currency Transactions	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(97,308)	579	1,773,540	14,033
Futures	6,332	24,054	—	(2)
Net Realized and Unrealized Gain (Loss)	(249,681)	(71,096)	(626,656)	(51,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(217,584)	$(69,388)	$(557,503)	$(43,880)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends	$31,595	$16,360	$29,159	$8,130
Interest	159	119	217	66
Income from Securities Lending	6,560	1,663	3,309	1,522
Total Investment Income	38,314	18,142	32,685	9,718
Expenses
Investment Advisory Services Fees	4,387	1,125	2,425	1,155
Administrative Services Fees	6,580	—	—	—
Accounting & Transfer Agent Fees	296	94	164	59
Custodian Fees	61	25	31	19
Filing Fees	40	23	50	29
Shareholders' Reports	163	16	40	19
Directors'/Trustees' Fees & Expenses	45	11	19	7
Professional Fees	83	15	32	12
Other	63	15	21	14
Total Expenses	11,718	1,324	2,782	1,314
Net Investment Income (Loss)	26,596	16,818	29,903	8,404
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(259,711)	(55,579)	(24,584)	(72,393)
Futures	(4,138)	683	3,212	407
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(349,874)	(44,661)	(173,928)	(8,919)
Futures	—	(2)	(1)	—
Net Realized and Unrealized Gain (Loss)	(613,723)	(99,559)	(195,301)	(80,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(587,127)	$(82,741)	$(165,398)	$(72,501)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends	$10,552	$12,776	$16,948	$42,711
Interest	168	59	147	41
Income from Securities Lending	869	4,062	5,300	2,400
Total Investment Income	11,589	16,897	22,395	45,152
Expenses
Investment Advisory Services Fees	959	267	1,145	1,975
Administrative Services Fees	—	2,847	4,581	—
Accounting & Transfer Agent Fees	65	128	162	96
Custodian Fees	28	34	35	10
Filing Fees	44	42	39	41
Shareholders' Reports	5	51	82	58
Directors'/Trustees' Fees & Expenses	7	18	25	12
Professional Fees	4	35	45	28
Other	10	30	35	50
Total Expenses	1,122	3,452	6,149	2,270
Net Investment Income (Loss)	10,467	13,445	16,246	42,882
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	6,324
Net Realized Gain (Loss) on:
Investment Securities Sold	(41,961)	(82,696)	(70,233)	(32,444)
Futures	(854)	—	—	(1,065)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities Sold	4,359	(70,778)	(249,205)	(364,250)
Futures	(2)	—	—	(10)
Net Realized and Unrealized Gain (Loss)	(38,458)	(153,474)	(319,438)	(391,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,991)	$(140,029)	$(303,192)	$(348,563)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and 3,207, $respectively)	—	—	—	$43,012
Interest	—	—	—	101
Income from Securities Lending	—	—	—	7,505
Expenses Allocated from Affiliated Investment Companies	—	—	—	(2,183)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	48,435
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,679, $3,588, $521, and $0, respectively)	$18,282	$37,330	$5,780	—
Interest	22	100	24	15
Income from Securities Lending	1,303	3,873	273	—
Total Fund Investment Income	19,607	41,303	6,077	15
Fund Expenses
Investment Advisory Services Fees	1,283	3,817	720	—
Administrative Services Fees	—	—	—	5,722
Accounting & Transfer Agent Fees	79	151	35	36
Custodian Fees	107	273	141	—
Filing Fees	29	39	20	37
Shareholders' Reports	43	42	1	82
Directors'/Trustees' Fees & Expenses	8	16	2	21
Professional Fees	22	28	1	29
Organizational & Offering Costs	—	—	17	—
Other	30	48	4	25
Total Expenses	1,601	4,414	941	5,952
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	129	—
Net Expenses	1,601	4,414	1,070	5,952
Net Investment Income (Loss)	18,006	36,889	5,007	42,498
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(72,672)	(10,026)	(84,103)
Futures	919	(2,556)	(660)	592
Foreign Currency Transactions	344	507	(73)	(534)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	57,555	33,728	144,069
Futures	—	(15)	(1)	1
Translation of Foreign Currency Denominated Amounts	(105)	(116)	(73)	(546)
Change in Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Realized and Unrealized Gain (Loss)	(74,104)	(17,297)	22,879	59,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,098)	$19,592	$27,886	$101,977

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $88, $19, $0, and $162, respectively)	$1,176	$1,097	$543	$1,030
Interest	2	2	1	5
Income from Securities Lending	433	148	11	206
Expenses Allocated from Affiliated Investment Companies	(79)	(57)	(15)	(62)
Total Net Investment Income Received from Affiliated Investment Companies	1,532	1,190	540	1,179
Expenses
Administrative Services Fees	222	111	43	162
Accounting & Transfer Agent Fees	8	7	7	7
Filing Fees	7	8	6	8
Shareholders' Reports	2	3	1	3
Directors'/Trustees' Fees & Expenses	1	—	—	1
Professional Fees	18	14	5	16
Other	1	5	2	3
Total Expenses	259	148	64	200
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(1)	(18)	(13)	(10)
Net Expenses	258	130	51	190
Net Investment Income (Loss)	1,274	1,060	489	989
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(5,299)	(731)	(1,441)
Futures	43	(89)	25	(137)
Foreign Currency Transactions	215	(36)	(45)	(56)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,216	9,061	1,213	893
Futures	—	—	—	(1)
Translation of Foreign Currency Denominated Amounts	(91)	18	(8)	10
Net Realized and Unrealized Gain (Loss)	2,629	3,655	454	(732)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,903	$4,715	$943	$257

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$4,546	—	—
Dividends (Net of Foreign Taxes Withheld of $1,860, $0, $5,241, and $198, respectively)	$15,490	—	$70,137	$2,039
Interest	16	9	229	11
Income from Securities Lending	1,043	—	7,353	170
Total Investment Income	16,549	4,555	77,719	2,220
Expenses
Investment Advisory Services Fees	686	—	14,625	293
Administrative Services Fees	—	250	—	—
Accounting & Transfer Agent Fees	38	8	303	21
Custodian Fees	48	—	435	65
Filing Fees	24	5	58	1
Shareholders' Reports	25	7	118	—
Directors'/Trustees' Fees & Expenses	3	1	33	1
Professional Fees	6	2	85	1
Organizational & Offering Costs	—	25	—	17
Other	16	3	113	2
Total Expenses	846	301	15,770	401
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(232)	—	(14)
Net Expenses	846	69	15,770	387
Net Investment Income (Loss)	15,703	4,486	61,949	1,833
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(5,572)	(52,731)	(3,740)
Futures	234	—	(9,031)	(231)
Foreign Currency Transactions	(369)	—	(3,911)	(72)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(44,328)	(12,940)	168,805	9,612
Futures	—	—	(27)	(1)
Translation of Foreign Currency Denominated Amounts	89	—	(593)	(8)
Net Realized and Unrealized Gain (Loss)	(63,599)	(18,512)	102,512	5,560
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,896)	$(14,026)	$164,461	$7,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,479, $730, $1,362, and $0, respectively)	$14,126	$8,110	$16,606	—
Interest	61	19	46	$42,519
Income from Securities Lending	1,774	1,184	1,965	—
Expenses Allocated from Affiliated Investment Companies	(1,243)	(912)	—	(1,093)
Total Investment Income	14,718	8,401	18,617	41,426
Expenses
Investment Advisory Services Fees	—	—	3,644	—
Administrative Services Fees	2,646	1,285	—	1,605
Accounting & Transfer Agent Fees	21	13	97	38
Custodian Fees	—	—	509	—
Filing Fees	29	24	41	43
Shareholders' Reports	51	21	59	51
Directors'/Trustees' Fees & Expenses	8	3	9	29
Professional Fees	18	8	28	15
Other	14	7	38	12
Total Expenses	2,787	1,361	4,425	1,793
Net Investment Income (Loss)	11,931	7,040	14,192	39,633
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	(34,090)	(27,608)	1,754
Futures	(2,335)	(865)	(873)	—
Foreign Currency Transactions	(844)	133	(772)	—
In-Kind Redemptions	17,779	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	178,585	286,453	37,318
Futures	(30)	(9)	(4)	—
Translation of Foreign Currency Denominated Amounts	94	114	(70)	—
Change in Deferred Thailand Capital Gains Tax	(242)	(81)	(350)	—
Net Realized and Unrealized Gain (Loss)	112,945	143,787	256,776	39,072
Net Increase (Decrease) in Net Assets Resulting from Operations	$124,876	$150,827	$270,968	$78,705

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Interest	$37,762	$3,653	$14,149	$42,247
Expenses Allocated from Affiliated Investment Company	(1,076)	—	—	—
Total Investment Income	36,686	3,653	14,149	42,247
Expenses
Investment Advisory Services Fees	—	141	1,054	3,890
Administrative Services Fees	1,500	—	—	—
Accounting & Transfer Agent Fees	36	25	78	211
Custodian Fees	—	7	6	89
Filing Fees	37	16	22	44
Shareholders' Reports	52	2	21	59
Directors'/Trustees' Fees & Expenses	27	2	10	29
Professional Fees	14	1	13	36
Organizational & Offering Costs	—	7	—	—
Other	15	1	11	30
Total Expenses	1,681	202	1,215	4,388
Net Investment Income (Loss)	35,005	3,451	12,934	37,859
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	23	26,010	12,847
Foreign Currency Transactions	24,650	(17,263)	—	45,909
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	5,166	18,013	17,627	17,819
Translation of Foreign Currency Denominated Amounts	476	494	—	2,635
Net Realized and Unrealized Gain (Loss)	33,640	1,267	43,637	79,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,645	$4,718	$56,571	$117,069

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio(a)	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$28,350	$673	$(9,138)	$10,938	$2,290
Total Investment Income	28,350	673	(9,138)	10,938	2,290
Expenses
Investment Advisory Services Fees	652	37	219	987	185
Accounting & Transfer Agent Fees	93	6	38	73	22
Custodian Fees	7	1	3	6	1
Filing Fees	30	—	26	17	8
Shareholders' Reports	22	—	9	13	2
Directors'/Trustees' Fees & Expenses	11	—	4	9	2
Professional Fees	14	1	3	10	3
Other	12	—	4	9	2
Total Expenses	841	45	306	1,124	225
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4)	—	—	—
Net Expenses	841	41	306	1,124	225
Net Investment Income (Loss)	27,509	632	(9,444)	9,814	2,065
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investment Securities Sold	6,168	—	(737)	—	26
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	1,240	50,514	21,795	4,941
Net Realized and Unrealized Gain (Loss)	69,226	1,240	49,777	21,795	4,967
Net Increase (Decrease) in Net Assets Resulting from Operations	$96,735	$1,872	$40,333	$31,609	$7,032

(a)  The Portfolio commenced operations on March 4, 2009.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,097	$61,569	$59,476	$1,708	$12,018	$9,767
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	8,681	26,075
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(153,167)	(104,970)	3,775	998	(11,592)	3,051
Futures	(5,538)	(17,555)	714	(95,929)	—	—
Foreign Currency Transactions	—	—	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(97,308)	(1,194,131)	164,399	579	(116,750)	(13,649)
Futures	6,332	521	(288)	24,054	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,584)	(1,254,566)	228,076	(69,388)	(107,643)	25,244
Distributions From:
Net Investment Income:
Institutional Class Shares	(35,994)	(67,060)	(55,847)	(17,005)	(10,906)	(11,397)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(1,762)	(4,842)	(11,623)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(17,601)	(1,991)
Total Distributions	(35,994)	(67,060)	(55,847)	(18,767)	(33,349)	(25,011)
Capital Share Transactions (1):
Shares Issued	573,523	1,128,680	906,212	90,473 *	75,527	93,808
Shares Issued in Lieu of Cash Distributions	28,850	59,339	51,856	17,638	32,429	24,050
Shares Redeemed	(620,604)	(738,188)	(583,275)	(75,246)	(103,683)	(128,257)
Net Increase (Decrease) from Capital Share Transactions	(18,231)	449,831	374,793	32,865	4,273	(10,399)
Total Increase (Decrease) in Net Assets	(271,809)	(871,795)	547,022	(55,290)	(136,719)	(10,166)
Net Assets
Beginning of Period	2,544,038	3,415,833	2,868,811	200,331	337,050	347,216
End of Period	$2,272,229	$2,544,038	$3,415,833	$145,041	$200,331	$337,050
(1) Shares Issued and Redeemed:
Shares Issued	22,960	29,917	21,005	6,995	9,136	8,538
Shares Issued in Lieu of Cash Distributions	1,176	1,514	1,222	3,273	3,364	2,263
Shares Redeemed	(24,946)	(20,702)	(13,462)	(14,104)	(12,436)	(11,632)
	(810)	10,729	8,765	(3,836)	64	(831)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,966	$10,863	$16,354	$81	$15,378	$4

*  Includes $51,755 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,153	$119,241	$95,990	$7,675	$10,389	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,400,196)	— †	346,023 †	(62,580)	(2,137)	(2,825)
Futures	—	—	—	(3,006)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,773,540	(3,044,875)†	(554,415)†	14,033	(319,766)	(75,837)
Futures	—	—	—	(2)	3	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(557,503)	(2,925,634)	(112,402)	(43,880)	(311,511)	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(250)	(351)	—
Class R2 Shares	—	—	—	(15)	(10)	—
Institutional Class Shares	(103,848)	(113,742)	(88,197)	(7,818)	(7,766)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	(6,242)	(304)	(10,685)	—	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	(315,650)	(127,166)	—	(14,019)	(11,902)
Total Distributions	(110,090)	(429,696)	(226,048)	(8,083)	(22,146)	(20,857)
Capital Share Transactions (1):
Shares Issued	1,184,414	2,629,415	2,547,717	536,155	975,465	500,717 *
Shares Issued in Lieu of Cash Distributions	99,132	398,086	203,411	7,921	21,294	18,152
Shares Redeemed	(1,200,011)	(1,877,275)	(1,287,212)	(250,381)	(335,145)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	83,535	1,150,226	1,463,916	293,695	661,614	408,432
Total Increase (Decrease) in Net Assets	(584,058)	(2,205,104)	1,125,466	241,732	327,957	339,467
Net Assets
Beginning of Period	5,330,448	7,535,552	6,410,086	882,762	554,805	215,338
End of Period	$4,746,390	$5,330,448	$7,535,552	$1,124,494	$882,762	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	98,316	131,947	97,946	60,359	71,448	28,579
Shares Issued in Lieu of Cash Distributions	8,844	17,729	8,025	932	1,447	1,060
Shares Redeemed	(101,224)	(92,441)	(50,063)	(28,691)	(25,199)	(6,247)
	5,936	57,235	55,908	32,600	47,696	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(9,691)	$25,004	$23,690	$1,690	$2,098	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,596	$60,650	$92,097	$16,818	$22,840	$14,928
Capital Gain Distributions Received from Affiliated Investment Company	—	1,046,424	875,446	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(259,711)	(209,110)	(37,370)	(55,579)	(19,218)	(3,304)
Futures	(4,138)	—	—	683	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(349,874)	(3,538,529)	(1,754,043)	(44,661)	(553,125)	15,592
Futures	—	—	—	(2)	2	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(587,127)	(2,640,565)	(823,870)	(82,741)	(549,501)	27,216
Distributions From:
Net Investment Income:
Institutional Class Shares	(51,920)	(74,354)	(85,546)	(12,819)	(22,927)	(14,899)
Net Short-Term Gains:
Institutional Class Shares	—	—	(72,477)	—	—	(578)
Net Long-Term Gains:
Institutional Class Shares	—	(746,639)	(592,599)	—	—	(1,040)
Total Distributions	(51,920)	(820,993)	(750,622)	(12,819)	(22,927)	(16,517)
Capital Share Transactions (1):
Shares Issued	648,827 *	1,857,448	2,756,160	767,445	1,087,323	609,131
Shares Issued in Lieu of Cash Distributions	49,879	798,952	722,554	12,312	21,544	16,079
Shares Redeemed	(793,484)	(2,493,743)	(1,839,654)	(502,766)	(425,908)	(78,148)
Net Increase (Decrease) from Capital Share Transactions	(94,778)	162,657	1,639,060	276,991	682,959	547,062
Total Increase (Decrease) in Net Assets	(733,825)	(3,298,901)	64,568	181,431	110,531	557,761
Net Assets
Beginning of Period	5,503,945	8,802,846	8,738,278	1,320,562	1,210,031	652,270
End of Period	$4,770,120	$5,503,945	$8,802,846	$1,501,993	$1,320,562	$1,210,031
(1) Shares Issued and Redeemed:
Shares Issued	46,500	84,519	93,005	112,461	107,874	50,720
Shares Issued in Lieu of Cash Distributions	3,548	34,137	24,691	1,948	2,264	1,371
Shares Redeemed	(60,680)	(113,726)	(62,068)	(75,328)	(43,396)	(6,544)
	(10,632)	4,930	55,628	39,081	66,742	45,547
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(6,242)	$31,701	$8,847	$4,256	$257	$344

*  Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,903	$47,930	$34,532	$8,404	$15,482	$9,503
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,584)	(45,734)	(15,734)	(72,393)	(13,893)	(1,810)
Futures	3,212	—	—	407	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(173,928)	(1,104,305)	(32,306)	(8,919)	(400,041)	(41,111)
Futures	(1)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,398)	(1,102,108)	(13,508)	(72,501)	(398,452)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(22,919)	(48,004)	(34,490)	(10,104)	(14,964)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	—	(1,625)	—	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,516)	—	—	—
Total Distributions	(22,919)	(48,004)	(37,631)	(10,104)	(14,964)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,126,674	1,647,226	2,019,061	294,003	599,481	689,895
Shares Issued in Lieu of Cash Distributions	22,547	47,199	37,027	9,931	14,671	13,800
Shares Redeemed	(668,976)	(982,705)	(281,839)	(189,895)	(309,855)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	480,245	711,720	1,774,249	114,039	304,297	603,827
Total Increase (Decrease) in Net Assets	291,928	(438,392)	1,723,110	31,434	(109,119)	556,430
Net Assets
Beginning of Period	2,501,028	2,939,420	1,216,310	850,623	959,742	403,312
End of Period	$2,792,956	$2,501,028	$2,939,420	$882,057	$850,623	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	168,818	166,628	165,360	46,550	59,904	57,308
Shares Issued in Lieu of Cash Distributions	3,641	5,013	3,137	1,618	1,411	1,170
Shares Redeemed	(102,417)	(97,859)	(23,138)	(31,242)	(31,898)	(8,342)
	70,042	73,782	145,359	16,926	29,417	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,561	$399	$473	$1,937	$3,637	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio			U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,467	$6,271	$167	$13,445	$21,360	$33,291
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	243,531	216,208
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(41,961)	(7,078)	(310)	(82,696)	(116,947)	2,061
Futures	(854)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	4,359	(179,572)	(1,432)	(70,778)	(1,073,797)	(321,609)
Futures	(2)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,991)	(180,378)	(1,575)	(140,029)	(925,853)	(70,049)
Distributions From:
Net Investment Income:
Institutional Class Shares	(9,041)	(4,648)	—	(17,445)	(26,222)	(32,047)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(8,922)	(34,803)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(173,725)	(134,723)
Total Distributions	(9,041)	(4,648)	—	(17,445)	(208,869)	(201,573)
Capital Share Transactions (1):
Shares Issued	928,286	995,838	120,639	520,712 *	937,947	727,472
Shares Issued in Lieu of Cash Distributions	8,950	4,587	—	16,338	204,052	197,467
Shares Redeemed	(407,511)	(336,741)	(12,557)	(431,453)	(1,225,521)	(665,423)
Net Increase (Decrease) from Capital Share Transactions	529,725	663,684	108,082	105,597	(83,522)	259,516
Total Increase (Decrease) in Net Assets	492,693	478,658	106,507	(51,877)	(1,218,244)	(12,106)
Net Assets
Beginning of Period	585,165	106,507	—	2,066,849	3,285,093	3,297,199
End of Period	$1,077,858	$585,165	$106,507	$2,014,972	$2,066,849	$3,285,093
(1) Shares Issued and Redeemed:
Shares Issued	168,209	125,252	12,664	45,197	54,875	33,265
Shares Issued in Lieu of Cash Distributions	1,742	543	—	1,470	10,771	9,289
Shares Redeemed	(76,543)	(44,316)	(1,335)	(39,637)	(70,022)	(30,180)
	93,408	81,479	11,329	7,030	(4,376)	12,374
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,253	$1,827	$173	$2,439	$7,754	$3,498

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*  Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,246	$33,434	$45,400	$42,882	$68,746	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	379,091	436,439	—	—	—
Investment Securities	—	—	—	6,324	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(70,233)	(130,372)	(3,367)	(32,444)	(142,397)	181,105
Futures	—	—	—	(1,065)	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(249,205)	(1,674,701)	(655,320)	(364,250)	(893,193)	(762,357)
Futures	—	—	—	(10)	10	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(303,192)	(1,392,548)	(176,848)	(348,563)	(925,445)	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(47,022)	(42,596)	(40,532)	(58,784)	(31,389)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	(40,254)	(62,657)	—	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	(350,779)	(324,224)	—	(200,903)	(70,533)
Total Distributions	(47,022)	(433,629)	(427,413)	(58,784)	(235,597)	(136,164)
Capital Share Transactions (1):
Shares Issued	277,521 *	799,061	1,088,866	438,029	946,371	1,093,839
Shares Issued in Lieu of Cash Distributions	45,582	425,522	415,408	57,364	232,037	133,705
Shares Redeemed	(441,377)	(1,174,552)	(1,023,645)	(346,523)	(941,862)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	(118,274)	50,031	480,629	148,870	236,546	452,804
Total Increase (Decrease) in Net Assets	(468,488)	(1,776,146)	(123,632)	(258,477)	(924,496)	(165,569)
Net Assets
Beginning of Period	2,924,225	4,700,371	4,824,003	1,746,961	2,671,457	2,837,026
End of Period	$2,455,737	$2,924,225	$4,700,371	$1,488,484	$1,746,961	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	35,654	65,963	68,282	38,117	41,914	34,996
Shares Issued in Lieu of Cash Distributions	5,853	32,229	26,806	4,846	9,889	4,257
Shares Redeemed	(58,983)	(97,545)	(64,141)	(29,989)	(41,934)	(24,958)
	(17,476)	647	30,947	12,974	9,869	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,645	$36,069	$6,812	$18,311	$34,213	$161

*  Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,006	$56,577	$51,732	$36,889	$76,838	$39,035
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(19,013)	37,442	(72,672)	(11,335)	24,982
Futures	919	—	—	(2,556)	—	—
Foreign Currency Transactions	344	(1,346)	174	507	(911)	105
In-Kind Redemptions	—	14,987 *	—	—	7,590 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	(1,012,012)	231,080	57,555	(1,484,029)	105,889
Futures	—	—	—	(15)	15	—
Translation of Foreign Currency Denominated Amounts	(105)	65	(44)	(116)	73	59
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,098)	(960,742)	320,384	19,592	(1,411,759)	170,070
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,344)	(53,392)	(51,063)	(14,857)	(76,637)	(38,518)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(7,592)	(2,252)
Net Long-Term Gains:
Institutional Class Shares	—	(28,968)	—	—	(17,164)	(205)
Total Distributions	(11,344)	(82,360)	(51,063)	(14,857)	(101,393)	(40,975)
Capital Share Transactions (1):
Shares Issued	255,577	534,434	529,554	1,144,738	1,729,052	1,460,555
Shares Issued in Lieu of Cash Distributions	10,933	78,686	47,880	14,432	97,113	39,306
Shares Redeemed	(346,512)	(587,338)*	(295,814)	(601,298)	(674,151)*	(137,846)
Net Increase (Decrease) from Capital Share Transactions	(80,002)	25,782	281,620	557,872	1,152,014	1,362,015
Total Increase (Decrease) in Net Assets	(147,444)	(1,017,320)	550,941	562,607	(361,138)	1,491,110
Net Assets
Beginning of Period	1,206,860	2,224,180	1,673,239	1,981,049	2,342,187	851,077
End of Period	$1,059,416	$1,206,860	$2,224,180	$2,543,656	$1,981,049	$2,342,187
(1) Shares Issued and Redeemed:
Shares Issued	18,776	24,768	20,502	165,175	156,232	103,681
Shares Issued in Lieu of Cash Distributions	844	3,394	1,862	2,273	8,456	2,819
Shares Redeemed	(25,980)	(28,525)	(11,428)	(89,803)	(62,282)	(9,741)
	(6,360)	(363)	10,936	77,645	102,406	96,759
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,111	$449	$(1,254)	$21,547	$(485)	$1,609

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio		International Small Company Portfolio
	Six Months Ended April 30, 2009	Period Mar. 6, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,007	$2,171	$42,498	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(10,026)	(2,290)	(84,103)	(120,455)	331,045
Futures	(660)	—	592	(569)	—
Foreign Currency Transactions	(73)	6	(534)	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,728	(87,743)	144,069	(2,759,513)	162,772
Futures	(1)	1	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(73)	56	(546)	188	160
Change in Deferred Thailand Capital Gains Tax	(16)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting fromOperations	27,886	(87,799)	101,977	(2,752,030)	603,669
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,653)	(1,192)	(28,111)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(278,291)	(129,328)
Total Distributions	(2,653)	(1,192)	(28,111)	(447,235)	(271,571)
Capital Share Transactions (1):
Shares Issued	379,751	408,243	482,475	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	2,616	1,155	26,794	430,141	258,985
Shares Redeemed	(181,062)	(92,089)	(554,496)	(1,071,124)	(625,483)
Net Increase (Decrease) from Capital Share Transactions	201,305	317,309	(45,227)	686,429	719,040
Total Increase (Decrease) in Net Assets	226,538	228,318	28,639	(2,512,836)	1,051,138
Net Assets
Beginning of Period	228,318	—	3,084,373	5,597,209	4,546,071
End of Period	$454,856	$228,318	$3,113,012	$3,084,373	$5,597,209
(1) Shares Issued and Redeemed:
Shares Issued	69,629	51,464	50,438	83,183	52,082
Shares Issued in Lieu of Cash Distributions	496	124	2,875	24,110	13,230
Shares Redeemed	(33,952)	(12,532)	(58,653)	(70,097)	(30,074)
	36,173	39,056	(5,340)	37,196	35,238
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,368	$1,014	$23,285	$8,898	$6,151

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Japanese Small Company Portfolio			Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,274	$3,548	$3,072	$1,060	$4,300	$3,553
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(22,824)	(7,840)	(5,299)	(21,574)	4,912
Futures	43	(10)	—	(89)	(34)	—
Foreign Currency Transactions	215	(46)	(35)	(36)	(193)	93
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	7,216	(35,124)	365	9,061	(69,553)	32,175
Translation of Foreign Currency Denominated Amounts	(91)	60	19	18	(15)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,903	(54,396)	(4,419)	4,715	(87,069)	40,731
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Total Distributions	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Capital Share Transactions (1):
Shares Issued	14,941	32,726	102,980	7,899	51,749	58,296
Shares Issued in Lieu of Cash Distributions	1,299	3,367	2,746	1,402	4,090	3,008
Shares Redeemed	(56,477)	(43,830)	(68,425)	(14,846)	(46,600)	(24,176)
Net Increase (Decrease) from Capital Share Transactions	(40,237)	(7,737)	37,301	(5,545)	9,239	37,128
Total Increase (Decrease) in Net Assets	(37,733)	(65,707)	30,123	(2,414)	(82,263)	74,770
Net Assets
Beginning of Period	133,373	199,080	168,957	64,044	146,307	71,537
End of Period	$95,640	$133,373	$199,080	$61,630	$64,044	$146,307
(1) Shares Issued and Redeemed:
Shares Issued	1,350	2,312	5,861	724	2,384	2,409
Shares Issued in Lieu of Cash Distributions	105	220	157	137	168	131
Shares Redeemed	(4,481)	(3,276)	(3,939)	(1,413)	(2,157)	(979)
	(3,026)	(744)	2,079	(552)	395	1,561
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$839	$964	$894	$(112)	$412	$621

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio			Continental Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$489	$1,182	$899	$989	$4,234	$2,554
Net Realized Gain (Loss) on:
Investment Securities Sold	(731)	(771)	1,545	(1,441)	(16,519)	7,620
Futures	25	—	—	(137)	(16)	—
Foreign Currency Transactions	(45)	(77)	13	(56)	(16)	39
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,213	(24,744)	(2,123)	893	(81,292)	4,064
Futures	—	—	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	(8)	11	—	10	(30)	10
Net Increase (Decrease) in Net Assets Resulting from Operations	943	(24,399)	334	257	(93,638)	14,287
Distributions From:
Net Investment Income:
Institutional Class Shares	(258)	(1,104)	(1,097)	(117)	(3,979)	(2,638)
Return of Capital	—	(19)	—	—	(97)	—
Net Short-Term Gains:
Institutional Class Shares	—	(123)	(217)	—	(347)	(549)
Net Long-Term Gains:
Institutional Class Shares	—	(1,311)	(1,092)	—	(6,764)	(1,842)
Total Distributions	(258)	(2,557)	(2,406)	(117)	(11,187)	(5,029)
Capital Share Transactions (1):
Shares Issued	2,650	25,474	11,009	9,291	72,836	94,168
Shares Issued in Lieu of Cash Distributions	227	2,517	2,404	107	10,871	4,921
Shares Redeemed	(7,015)	(12,291)	(6,010)	(22,998)	(55,803)	(27,699)
Net Increase (Decrease) from Capital Share Transactions	(4,138)	15,700	7,403	(13,600)	27,904	71,390
Total Increase (Decrease) in Net Assets	(3,453)	(11,256)	5,331	(13,460)	(76,921)	80,648
Net Assets
Beginning of Period	25,883	37,139	31,808	93,988	170,909	90,261
End of Period	$22,430	$25,883	$37,139	$80,528	$93,988	$170,909
(1) Shares Issued and Redeemed:
Shares Issued	206	1,087	327	932	3,830	4,007
Shares Issued in Lieu of Cash Distributions	18	96	74	11	539	227
Shares Redeemed	(552)	(556)	(179)	(2,381)	(3,056)	(1,195)
	(328)	627	222	(1,438)	1,313	3,039
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$190	$(41)	$(171)	$829	$(43)	$(198)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio			DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,703	$22,511	$4,578	$4,486	$(10)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(13,579)	(3)	(5,572)	(280)
Futures		234			—
Foreign Currency Transactions	(369)	(521)	9	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(44,328)	(363,676)	(25,701)	(12,940)	(34,668)
Translation of Foreign Currency Denominated Amounts	89	(124)	14	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,896)	(355,389)	(21,103)	(14,026)	(34,958)
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,227)	(19,783)	(2,361)	(2,346)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(24)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—
Total Distributions	(11,227)	(19,783)	(2,361)	(2,370)	—
Capital Share Transactions (1):
Shares Issued	188,879	580,235	375,453	163,370	144,246
Shares Issued in Lieu of Cash Distributions	11,113	19,359	2,263	2,351	—
Shares Redeemed	(91,651)	(166,782)	(17,412)	(41,515)	(18,616)
Net Increase (Decrease) from Capital Share Transactions	108,341	432,812	360,304	124,206	125,630
Total Increase (Decrease) in Net Assets	49,218	57,640	336,840	107,810	90,672
Net Assets
Beginning of Period	394,480	336,840	—	90,672	—
End of Period	$443,698	$394,480	$336,840	$198,482	$90,672
(1) Shares Issued and Redeemed:
Shares Issued	52,423	81,466	37,594	33,518	17,468
Shares Issued in Lieu of Cash Distributions	3,104	2,444	239	445	—
Shares Redeemed	(26,286)	(25,570)	(1,821)	(8,962)	(2,460)
	29,241	58,340	36,012	25,001	15,008
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,565	$4,089	$1,877	$2,146	$6

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period August 14, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,949	$222,701	$162,639	$1,833	$246
Net Realized Gain (Loss) on:
Investment Securities Sold	(52,731)	28,945	682,920	(3,740)	(27)
Futures	(9,031)	(1,804)	—	(231)	—
Foreign Currency Transactions	(3,911)	(3,478)	3,452	(72)	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	168,805	(4,209,886)	(197,398)	9,612	(16,902)
Futures	(27)	28	—	(1)	1
Translation of Foreign Currency Denominated Amounts	(593)	112	46	(8)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	164,461	(3,963,382)	651,659	7,393	(16,686)
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,451)	(245,481)	(179,161)	(607)	—
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	—	—
Net Long-Term Gains:
Institutional Class Shares	(25,433)	(533,622)	(365,355)	—	—
Total Distributions	(54,884)	(844,616)	(566,555)	(607)	—
Capital Share Transactions (1):
Shares Issued	878,465	2,492,365	2,243,987	157,205	88,814
Shares Issued in Lieu of Cash Distributions	52,661	812,456	539,597	590	—
Shares Redeemed	(823,698)	(1,877,934)	(1,420,896)	(61,439)	(5,354)
Net Increase (Decrease) from Capital Share Transactions	107,428	1,426,887	1,362,688	96,356	83,460
Total Increase (Decrease) in Net Assets	217,005	(3,381,111)	1,447,792	103,142	66,774
Net Assets
Beginning of Period	4,799,748	8,180,859	6,733,067	66,774	—
End of Period	$5,016,753	$4,799,748	$8,180,859	$169,916	$66,774
(1) Shares Issued and Redeemed:
Shares Issued	85,104	143,771	98,177	24,661	10,648
Shares Issued in Lieu of Cash Distributions	5,199	43,511	25,571	99	—
Shares Redeemed	(82,486)	(114,727)	(62,812)	(9,968)	(741)
	7,817	72,555	60,936	14,792	9,907
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$33,179	$681	$33,083	$1,458	$232

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Portfolio			Emerging Markets Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,931	$65,186	$61,164	$7,040	$27,317	$17,268
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	25,666	138,572	(34,090)	(21,877)	98,170
Futures	(2,335)	(348)	—	(865)	(404)	—
Foreign Currency Transactions	(844)	(820)	(116)	133	(1,270)	(319)
In-Kind Redemptions	17,779	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	(1,562,393)	809,069	178,585	(754,950)	268,054
Futures	(30)	30	—	(9)	9	—
Translation of Foreign Currency Denominated Amounts	94	(130)	(26)	114	(175)	74
Change in Deferred Thailand Capital Gains Tax	(242)	2,600	(825)	(81)	1,394	(451)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,876	(1,470,209)	1,007,838	150,827	(749,956)	382,796
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,651)	(63,916)	(50,360)	(5,998)	(24,950)	(13,632)
Net Short-Term Gains:
Institutional Class Shares	—	(855)	—	—	(7,087)	(5,938)
Net Long-Term Gains:
Institutional Class Shares	(20,948)	(126,608)	(14,375)	—	(83,694)	(46,706)
Total Distributions	(32,599)	(191,379)	(64,735)	(5,998)	(115,731)	(66,276)
Capital Share Transactions (1):
Shares Issued	212,808	564,637	654,824	123,413	293,300	507,036
Shares Issued in Lieu of Cash Distributions	29,546	160,500	52,208	5,443	95,251	60,107
Shares Redeemed	(396,501)	(943,731)	(606,683)	(106,732)	(433,687)	(264,459)
Net Increase (Decrease) from Capital Share Transactions	(154,147)	(218,594)	100,349	22,124	(45,136)	302,684
Total Increase (Decrease) in Net Assets	(61,870)	(1,880,182)	1,043,452	166,953	(910,823)	619,204
Net Assets
Beginning of Period	1,508,260	3,388,442	2,344,990	547,329	1,458,152	838,948
End of Period	$1,446,390	$1,508,260	$3,388,442	$714,282	$547,329	$1,458,152
(1) Shares Issued and Redeemed:
Shares Issued	13,396	20,801	21,863	13,518	17,412	23,711
Shares Issued in Lieu of Cash Distributions	1,872	5,181	1,846	596	4,649	3,382
Shares Redeemed	(25,514)	(33,697)	(19,853)	(11,710)	(24,805)	(12,406)
	(10,246)	(7,715)	3,856	2,404	(2,744)	14,687
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,106	$5,826	$10,896	$4,493	$3,451	$2,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio			DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,192	$42,186	$24,655	$39,633	$102,695	$149,623
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,608)	(64,050)	7,602	1,754	—	—
Futures	(873)	—	—	—	—	—
Foreign Currency Transactions	(772)	(1,282)	(348)	—	—	—
In-Kind Redemptions	—	1,902 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	286,453	(1,113,650)	426,503	37,318	(14,362)†	2,923 †
Futures	(4)	4	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(70)	30	(1)	—	—	—
Change in Deferred Thailand Capital Gains Tax	(350)	1,150	(772)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	270,968	(1,133,710)	457,639	78,705	88,333	152,546
Distributions From:
Net Investment Income:
Institutional Class Shares	(5,259)	(40,942)	(23,343)	(42,792)	(102,391)	(149,471)
Return of Capital	—	(204)	—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	—	(1,827)	(1,657)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(5,265)	(1,602)	—	—	—
Total Distributions	(5,259)	(48,238)	(26,602)	(42,792)	(102,391)	(149,471)
Capital Share Transactions (1):
Shares Issued	583,883	940,532	857,837	788,472	1,593,555	2,045,675
Shares Issued in Lieu of Cash Distributions	5,110	47,045	25,903	41,761	100,257	146,025
Shares Redeemed	(318,000)	(479,569)*	(307,447)	(822,312)	(1,714,911)	(1,383,749)
Net Increase (Decrease) from Capital Share Transactions	270,993	508,008	576,293	7,921	(21,099)	807,951
Total Increase (Decrease) in Net Assets	536,702	(673,940)	1,007,330	43,834	(35,157)	811,026
Net Assets
Beginning of Period	1,155,526	1,829,466	822,136	3,194,420	3,229,577	2,418,551
End of Period	$1,692,228	$1,155,526	$1,829,466	$3,238,254	$3,194,420	$3,229,577
(1) Shares Issued and Redeemed:
Shares Issued	60,708	59,236	46,855	76,998	156,545	200,504
Shares Issued in Lieu of Cash Distributions	557	3,094	1,454	4,088	9,865	14,346
Shares Redeemed	(33,882)	(31,680)	(16,331)	(80,255)	(168,625)	(135,669)
	27,383	30,650	31,978	831	(2,215)	79,181
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,888	$(45)	$(11)	$6,544	$9,703	$545

*  See Note N in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio			DFA Selectively Hedged Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,005	$120,570	$71,628	$3,451	$5,310
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	—	—	23	84
Foreign Currency Transactions	24,650	—	—	(17,263)	(7,531)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,166	(29,349)†	64,546 †	18,013	(28,840)
Translation of Foreign Currency Denominated Amounts	476	—	—	494	(472)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,645	91,221	136,174	4,718	(31,449)
Distributions From:
Net Investment Income:
Institutional Class Shares	(98,485)	(99,225)	(78,938)	—	—
Return of Capital	—	—	—	—	(68)
Net Short-Term Gains:
Institutional Class Shares	—	(300)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(299)	—	—	—
Total Distributions	(98,485)	(99,824)	(78,938)	—	(68)
Capital Share Transactions (1):
Shares Issued	514,576	860,433	1,087,521	28,863	300,770
Shares Issued in Lieu of Cash Distributions	97,476	98,963	78,258	—	68
Shares Redeemed	(739,000)	(923,706)	(548,739)	(43,195)	(71,156)
Net Increase (Decrease) from Capital Share Transactions	(126,948)	35,690	617,040	(14,332)	229,682
Total Increase (Decrease) in Net Assets	(156,788)	27,087	674,276	(9,614)	198,165
Net Assets
Beginning of Period	3,124,985	3,097,898	2,423,622	198,165	—
End of Period	$2,968,197	$3,124,985	$3,097,898	$188,551	$198,165
(1) Shares Issued and Redeemed:
Shares Issued	50,067	83,111	105,633	3,216	29,751
Shares Issued in Lieu of Cash Distributions	9,651	9,614	7,641	—	7
Shares Redeemed	(72,089)	(89,218)	(53,359)	(4,884)	(7,505)
	(12,371)	3,507	59,915	(1,668)	22,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$14,626	$78,106	$206	$3,455	$4

*  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,934	$30,580	$51,637	$37,859	$83,061	$87,390
Net Realized Gain (Loss) on: Investment Securities Sold	26,010	2,704	—	12,847	(7,737)	(13,531)
Foreign Currency Transactions	—	—	—	45,909	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,627	4,964	645	17,819	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	2,635	(14,921)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	56,571	38,248	52,282	117,069	50,442	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(14,021)	(38,626)	(49,378)	(14,092)	(96,473)	(60,967)
Return of Capital	—	—	—	—	(5,349)	—
Total Distributions	(14,021)	(38,626)	(49,378)	(14,092)	(101,822)	(60,967)
Capital Share Transactions (1):
Shares Issued	151,362	358,924	467,057	425,442	1,006,419	1,355,752
Shares Issued in Lieu of Cash Distributions	13,222	37,437	48,237	13,271	96,878	58,427
Shares Redeemed	(359,481)	(497,555)	(233,710)	(969,486)	(1,217,579)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	(194,897)	(101,194)	281,584	(530,773)	(114,282)	1,015,046
Total Increase (Decrease) in Net Assets	(152,347)	(101,572)	284,488	(427,796)	(165,662)	1,097,135
Net Assets
Beginning of Period	1,115,037	1,216,609	932,121	3,319,257	3,484,919	2,387,784
End of Period	$962,690	$1,115,037	$1,216,609	$2,891,461	$3,319,257	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	14,011	34,739	44,986	38,957	93,497	126,584
Shares Issued in Lieu of Cash Distributions	1,229	3,640	4,674	1,224	9,019	5,452
Shares Redeemed	(33,268)	(48,135)	(22,517)	(88,860)	(113,277)	(37,300)
	(18,028)	(9,756)	27,143	(48,679)	(10,761)	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,052	$5,139	$13,185	$25,144	$1,377	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Short-Term Extended Quality Portfolio	DFA Inflation-Protected Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 4, 2009(a) to April 30, 2009	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,509	$55,814	$51,217	$632	$(9,444)	$22,209	$4,228
Net Realized Gain (Loss) on Investment Securities Sold	6,168	6,370	99	—	(737)	416	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	(24,474)	43,651	1,240	50,514	(60,021)	11,920
Net Increase (Decrease) in Net Assets Resulting from Operations	96,735	37,710	94,967	1,872	40,333	(37,396)	16,148
Distributions From:
Net Investment Income:
Institutional Class Shares	(28,463)	(59,933)	(46,222)	(188)	(3,971)	(19,588)	(2,996)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(80)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,325)	(112)	(310)	—	(401)	—	—
Total Distributions	(34,788)	(60,045)	(46,532)	(188)	(4,452)	(19,588)	(2,996)
Capital Share Transactions (1):
Shares Issued	244,227	443,281	484,902	161,227	207,950	273,593	197,991
Shares Issued in Lieu of Cash Distributions	32,866	56,181	42,284	188	4,436	19,520	2,996
Shares Redeemed	(305,431)	(543,466)	(132,160)	(832)	(97,713)	(104,785)	(8,035)
Net Increase (Decrease) from Capital Share Transactions	(28,338)	(44,004)	395,026	160,583	114,673	188,328	192,952
Total Increase (Decrease) in Net Assets	33,609	(66,339)	443,461	162,267	150,554	131,344	206,104
Net Assets
Beginning of Period	1,248,514	1,314,853	871,392	—	371,747	240,403	34,299
End of Period	$1,282,123	$1,248,514	$1,314,853	$162,267	$522,301	$371,747	$240,403
(1) Shares Issued and Redeemed:
Shares Issued	19,813	37,222	42,833	16,096	20,772	25,237	19,382
Shares Issued in Lieu of Cash Distributions	2,677	4,761	3,751	19	458	1,803	298
Shares Redeemed	(24,833)	(45,743)	(11,629)	(83)	(9,876)	(9,793)	(786)
	(2,343)	(3,760)	34,955	16,032	11,354	17,247	18,894
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,430	$10,384	$14,503	$444	$(9,463)	$3,952	$1,299

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,814	$18,477	$25,609	$2,065	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	26	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,795	(3,435)	2,926	4,941	(1,259)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	31,609	15,042	28,535	7,032	2,328	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Total Distributions	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Capital Share Transactions (1):
Shares Issued	294,339	411,057	452,239	61,809	152,527	143,647
Shares Issued in Lieu of Cash Distributions	9,947	18,360	24,353	2,085	3,453	1,060
Shares Redeemed	(304,066)	(382,133)	(229,674)	(56,109)	(102,799)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	220	47,284	246,918	7,785	53,181	128,400
Total Increase (Decrease) in Net Assets	21,622	43,492	250,484	12,670	51,932	128,983
Net Assets
Beginning of Period	991,918	948,426	697,942	180,915	128,983	—
End of Period	$1,013,540	$991,918	$948,426	$193,585	$180,915	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	28,959	40,917	45,158	6,086	15,158	14,330
Shares Issued in Lieu of Cash Distributions	982	1,829	2,434	206	344	106
Shares Redeemed	(29,946)	(38,066)	(22,928)	(5,535)	(10,222)	(1,624)
	(5)	4,680	24,664	757	5,280	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,777	$2,170	$2,527	$357	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$28.57		$43.61		$41.24		$36.79		$34.59		$31.16		$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60		0.61		0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.77)		(14.96)		2.33		4.41		2.28		3.31		3.57
Total From Investment Operations	(2.40)		(14.24)		3.13		5.12		2.88		3.92		4.04
Less Distributions
Net Investment Income	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Realized Gains	—		—		—		—		—		—		—
Total Distributions	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Asset Value, End of Period	$25.75		$28.57		$43.61		$41.24		$36.79		$34.59		$31.16
Total Return	(8.31	)%(C)	(33.14	)%(C)	7.66%		14.12%		8.41%		12.68%		14.90%
Net Assets, End of Period (thousands)	$2,272,229		$2,544,038		$3,415,833		$2,868,811		$2,088,128		$1,440,869		$1,017,265
Ratio of Expenses to Average Net Assets	0.15	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.17	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.19	%(D)	0.30	%(D)	0.30	%(D)	0.30	%(D)
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.05	%(B)	1.85%		1.85%		1.78%		1.92%		1.66%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

	Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$6.47		$10.91		$10.95		$9.82		$9.35		$8.42		$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)		(3.74)		0.45		1.19		0.37		0.94		1.02
Total From Investment Operations	(0.50)		(3.35)		0.75		1.31		0.66		1.03		1.12
Less Distributions
Net Investment Income	(0.56)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)		(0.11)
Net Realized Gains	(0.06)		(0.73)		(0.43)		—		—		—		—
Total Distributions	(0.62)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)		(0.11)
Net Asset Value, End of Period	$5.35		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42
Total Return	(7.77	)%(C)	(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%		15.39%
Net Assets, End of Period (thousands)	$145,041		$200,331		$337,050		$347,216		$313,543		$221,744		$141,489
Ratio of Expenses to Average Net Assets	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Net Investment Income to Average Net Assets	2.22	%(B)	4.74	%(B)	2.67%		1.19%		3.11%		0.95%		1.32%
Portfolio Turnover Rate	36	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio														U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Six Months Ended April 30, 2009		Period Jan. 31, 2008(a) to Oct. 31, 2008
	(Unaudited)														(Unaudited)
Net Asset Value, Beginning of Period	$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$7.43		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.05	(A)	0.09	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		(8.83)		(0.43)		3.50		2.49		3.28		2.50		(0.66)		(2.56)
Total From Investment Operations	(1.50)		(8.47)		(0.10)		3.88		2.79		3.44		2.70		(0.61)		(2.47)
Less Distributions
Net Investment Income	(0.28)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Realized Gains	(0.02)		(1.04)		(0.54)		(0.06)		—		—		—		—		—
Total Distributions	(0.30)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Asset Value, End of Period	$12.78		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$6.75		$7.43
Total Return	(9.97	)%(C)	(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		(8.03	)%(C)	(24.96	)%(C)
Net Assets, End of Period (thousands)	$4,746,390		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$26,157		$25,599
Ratio of Expenses to Average Net Assets	0.29	%(B)(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.11	%(B)	1.86	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.65	%(B)	1.24	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A		8	%(C)	20	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio- Class R2 Shares				U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended April 30, 2009		Period June 30, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$7.83		$10.00		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.04	(A)	0.08	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(2.17)		(0.97)		(4.68)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.65)		(2.13)		(0.89)		(4.50)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.04)		(0.08)		(0.15)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	—		—		—		(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.07)		(0.04)		(0.08)		(0.55)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$7.11		$7.83		$9.87		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	(8.20	)%(C)	(21.40	)%(C)	(8.07	)%(C)	(29.27	)%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$1,766		$1,715		$1,096,571		$855,448		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.35	%(B)(E)	1.71	%(B)	1.39	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	8	%(C)	20	%(C)	8	%(C)	20	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$17.70	$7.81	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29	0.30	0.08	0.09	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.63)	(7.86)	(2.72)	5.06	2.66	5.73	7.21	(0.61)	(4.03)	0.35	1.28	0.19
Total From Investment Operations	(1.55)	(7.68)	(2.42)	5.34	2.95	6.03	7.29	(0.52)	(3.86)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.16)	(0.22)	(0.28)	(0.23)	(0.26)	(0.38)	(0.07)	(0.07)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	(2.27)	(2.40)	(2.26)	(1.66)	(1.20)	(1.66)	—	—	(0.03)	—	—
Total Distributions	(0.16)	(2.49)	(2.68)	(2.49)	(1.92)	(1.58)	(1.73)	(0.07)	(0.16)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$14.61	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$7.22	$7.81	$11.83	$11.50	$10.22
Total Return	(9.48	)%(C)	(31.80	)%(C)	(8.41)%	20.29%	11.32%	27.46%	45.92%	(6.57	)%(C)	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$4,770,120	$5,503,945	$8,802,846	$8,738,278	$6,924,234	$5,795,166	$4,209,747	$1,501,993	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.22	%(B)	0.86	%(B)	0.98%	0.94%	1.04%	0.04%	0.46%	2.56	%(B)	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	7	%(C)*	N/A	N/A	N/A	N/A	N/A	N/A	7	%(C)	5	%(C)	10%	6%	0	%(C)

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.73	$11.77	$11.65	$10.24	$10.00	$7.48	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03	0.07	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.65)	(4.04)	0.13	1.40	0.21	(0.72)	(3.89)	(0.25)	1.73
Total From Investment Operations	(0.57)	(3.87)	0.32	1.57	0.24	(0.65)	(3.74)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.06)	(0.17)	(0.17)	(0.16)	—	(0.08)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	(0.03)	—	—	—	—	(0.18)	—
Total Distributions	(0.06)	(0.17)	(0.20)	(0.16)	—	(0.08)	(0.16)	(0.32)	(0.07)
Net Asset Value, End of Period	$7.10	$7.73	$11.77	$11.65	$10.24	$6.75	$7.48	$11.38	$11.79
Total Return	(7.20	)%(C)	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)	(8.53	)%(C)	(33.29	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$2,792,956	$2,501,028	$2,939,420	$1,216,310	$182,078	$882,057	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)	0.34	%(B)	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)	0.34	%(B)	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)	2.20	%(B)	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	3	%(C)	8	%(C)	7%	5%	0	%(C)	8	%(C)	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio						U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 4, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$6.31		$9.40		$10.00		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.13	(A)	0.02	(A)	0.08	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)		(3.12)		(0.62)		(0.87)		(6.08)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.46)		(2.99)		(0.60)		(0.79)		(5.94)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.06)		(0.10)		—		(0.11)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	—		—		—		—		(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		—		—		—		—		(0.01)		—
Total Distributions	(0.06)		(0.10)		—		(0.11)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$5.79		$6.31		$9.40		$12.45		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(7.20	)%(C)	(32.16	)%(C)	(6.00	)%(C)	(5.81	)%(C)	(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$1,077,858		$585,165		$106,507		$2,014,972		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.26	%(B)	0.29	%(B)	0.30	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.26	%(B)	0.29	%(B)	0.60	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	2.42	%(B)	1.75	%(B)	2.09	%(B)(E)	1.52	%(B)	0.86	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	4	%(C)	9	%(C)	0	%(C)	5	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value,Beginning of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.92)		(4.32)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.87)		(4.22)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.15)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(0.15)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$8.17		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(9.34	)%(C)	(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$2,455,737		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	1.43	%(B)	0.91	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	6	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Micro Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value,Beginning of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.71)	(9.28)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(3.33)	(8.64)	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.54)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(0.54)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$12.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(20.49	)%(C)	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$1,488,484	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.35	%(B)	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	6.56	%(B)	3.01	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	2	%(C)	13	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)	(12.06)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.56)	(11.38)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.15)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	—	(0.35)	—	—	—	—	—
Total Distributions	(0.15)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$14.10	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.69	)%(C)	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$1,059,416	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.18	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	9	%(C)	12	%(C)	5%	4%	4%	1%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April 30, 2009	Period March 6, 2008(a) to Oct. 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.46	$14.35	$12.82	$10.07	$10.00	$5.85	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.08	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.12)	(6.76)	1.54	2.71	0.03	0.16	(4.15)
Total From Investment Operations	—	(6.39)	1.89	2.99	0.07	0.24	(4.00)
Less Distributions
Net Investment Income	(0.05)	(0.35)	(0.32)	(0.24)	—	(0.04)	(0.15)
Net Realized Gains	—	(0.15)	(0.04)	—	—	—	—
Total Distributions	(0.05)	(0.50)	(0.36)	(0.24)	—	(0.04)	(0.15)
Net Asset Value, End of Period	$7.41	$7.46	$14.35	$12.82	$10.07	$6.05	$5.85
Total Return	0.08	%(C)	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	4.28	%(C)	(40.61	)%(C)
Net Assets, End of Period (thousands)	$2,543,656	$1,981,049	$2,342,187	$851,077	$121,249	$454,856	$228,318
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.53	%(B)	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	2.81	%(B)	3.27	%(B)(E)
Portfolio Turnover Rate	4	%(C)	4	%(C)	4%	2%	0	%(C)	5	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	0.36	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.09)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(0.09)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.34	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	3.72	%(C)	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,113,012	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.19)	(4.78)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.05)	(4.49)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—	—
Total Distributions	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.79	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(0.44	)%(C)	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$95,640	$133,373	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.58	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.62	%(B)	0.58	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	2.18	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.92	(17.04)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	1.12	(16.21)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—
Total Distributions	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$12.49	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	10.18	%(C)	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$61,630	$64,044	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.68	%(B)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.74	%(B)	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.84	%(B)	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	(15.84)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	0.97	(15.07)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.15)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	—	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.15)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$15.09	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	7.00	%(C)	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$22,430	$25,883	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.61	%(B)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.73	%(B)	0.65	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	4.56	%(B)	3.41	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Continental Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60	$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21	0.17	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	(11.32)	3.00	6.28	2.28	3.64	3.83
Total From Investment Operations	0.28	(10.80)	3.40	6.59	2.49	3.81	4.32
Less Distributions
Net Investment Income	(0.01)	(0.45)	(0.38)	(0.34)	(0.30)	(0.50)	(0.22)
Net Realized Gains	—	(0.96)	(0.54)	(1.56)	(0.53)	(1.79)	(0.43)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.01)	(1.42)	(0.92)	(1.90)	(0.83)	(2.29)	(0.65)
Net Asset Value, End of Period	$11.00	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60
Total Return	2.67	%(C)	(49.89	)%(C)	16.99%	46.33%	18.42%	35.91%	52.10%
Net Assets, End of Period (thousands)	$80,528	$93,988	$170,909	$90,261	$52,061	$33,839	$24,376
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.59	%(B)	0.61%	0.62%	0.71%	0.73%	0.77%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.65	%(B)	0.59	%(B)	0.57%	0.61%	0.78%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.45	%(B)	3.04	%(B)	1.70%	1.78%	1.77%	1.56%	2.07%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio						DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period March 1, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$4.18		$9.35		$10.00		$6.04		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.23	(A)	0.15	(A)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)		(5.08)		(0.76)		(1.13)		(3.96)
Total From Investment Operations	(0.48)		(4.74)		(0.53)		(0.98)		(3.96)
Less Distributions
Net Investment Income	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Realized Gains	—		—		—		—		—
Total Distributions	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Asset Value, End of Period	$3.59		$4.18		$9.35		$4.96		$6.04
Total Return	(11.45	)%(C)	(52.85	)%(C)	(5.38	)%(C)	(16.37	)%(C)	(39.60	)%(C)
Net Assets, End of Period (thousands)	$443,698		$394,480		$336,840		$198,482		$90,672
Ratio of Expenses to Average Net Assets	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.48	%(B)(D)	0.54	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.81	%(B)(D)	0.86	%(B)(D)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	8.07	%(B)	5.20	%(B)	3.50	%(B)(E)	6.33	%(B)(D)	(0.04	)%(B)(E)
Portfolio Turnover Rate	3	%(C)	1	%(C)	2	%(C)	N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(9.60)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	0.42	(9.08)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.07)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(0.13)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$11.11	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	3.97	%(C)	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$5,016,753	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.71	%(B)	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	3.22	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	10	%(C)	16	%(C)	18%	14%	13%	10%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	International Vector Equity Portfolio				Emerging Markets Portfolio
	Six Months Ended April 30, 2009		Period August 14, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$6.74		$10.00		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.06	(A)	0.14	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(3.32)		1.69		(16.85)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	0.17		(3.26)		1.83		(16.15)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.03)		—		(0.14)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	—		—		(0.25)		(1.34)		(0.16)		—		—		—		—
Total Distributions	(0.03)		—		(0.39)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$6.88		$6.74		$18.49		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	2.65	%(C)	(32.60	)%(C)	11.09	%(C)	(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$169,916		$66,774		$1,446,390		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.60	%(B)	0.60	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.62	%(B)	1.15	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.84	%(B)	3.01	%(B)(E)	1.82	%(B)	2.59	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	8	%(C)	0	%(C)	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$5.89	$9.88	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11	0.10	0.10	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.35	(12.95)	6.86	4.86	2.37	2.85	2.88	1.78	(11.27)	6.10	3.54	1.51
Total From Investment Operations	2.47	(12.51)	7.17	5.16	2.64	2.96	2.98	1.88	(10.84)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.10)	(0.41)	(0.26)	(0.26)	(0.22)	(0.19)	(0.07)	(0.04)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	(1.49)	(1.13)	(0.31)	(0.49)	(0.07)	(0.06)	—	(0.08)	(0.06)	—	—
Total Distributions	(0.10)	(1.90)	(1.39)	(0.57)	(0.71)	(0.26)	(0.13)	(0.04)	(0.48)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$11.70	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$11.72	$9.88	$21.20	$15.13	$11.54
Total Return	26.80	%(C)	(57.00	)%(C)	42.58%	39.95%	24.27%	34.55%	51.84%	19.14	%(C)	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$714,282	$547,329	$1,458,152	$838,948	$482,378	$190,028	$84,353	$1,692,228	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	2.61	%(B)	1.48%	1.92%	2.21%	1.41%	1.81%	2.16	%(B)	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4	%(C)	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.04)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.25		0.27		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—		—	—	(0.12)
Total Distributions	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.28		$10.17		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	2.45	%(C)	2.68	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,238,254		$3,194,420		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.30	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.39	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.09)		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.24		0.30		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—		—	—	—
Total Distributions	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.26		$10.36		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	2.35	%(C)	2.93	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$2,968,197		$3,124,985		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.19	%(B)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	4.12	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$8.91	$10.00	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.33	(A)	0.13	(A)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	(1.39)	0.42	0.07	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.25	(1.06)	0.55	0.33	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	—	—	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—	(0.38)	—
Return of Capital	—	(0.03)	—	—	—	—	—	—	—
Total Distributions	—	(0.03)	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$9.16	$8.91	$10.85	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.81	%(C)	(10.67	)%(C)	5.28	%(C)	3.25	%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$188,551	$198,165	$962,690	$1,115,037	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24	%(B)(E)	0.23	%(B)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.70	%(B)	4.32	%(B)(E)	2.47	%(B)	2.77	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	7	%(C)	21	%(C)	51	%(C)	79	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.41	0.15	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.05)	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	—	(0.42)	(0.10)
Return of Capital	—	(0.01)	—	(0.02)	—	—	—
Total Distributions	(0.05)	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$11.04	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	3.83	%(C)	1.40	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$2,891,461	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.45	%(B)	2.53	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	19	%(C)	55	%(C)	108%	92%	69%	90%	103%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65	(0.17)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.91	0.32	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.27)	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	(0.06)	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Total Distributions	(0.33)	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$12.24	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	7.81	%(C)	2.73	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,282,123	$1,248,514	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.26	%(B)	4.44	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	14	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio		DFA Inflation-Protected Securities Portfolio
	Period March 4, 2009(a) to April 30, 2009		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.41		$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	(0.22	)(A)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07		1.19		(1.48)		0.50		0.17
Total From Investment Operations	0.14		0.97		(0.78)		0.95		0.19
Less Distributions
Net Investment Income	(0.02)		(0.10)		(0.61)		(0.34)		—
Net Realized Gains	—		(0.01)		—		—		—
Total Distributions	(0.02)		(0.11)		(0.61)		(0.34)		—
Net Asset Value, End of Period	$10.12		$10.27		$9.41		$10.80		$10.19
Total Return	1.35	%(C)	10.39	%(C)	(7.90	)%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$162,267		$522,301		$371,747		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.22	%(B)(E)	0.14	%(B)	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)(E)	0.14	%(B)	0.14	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.39	%(B)(E)	(4.35	)%(B)	7.01	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)	3	%(C)	0%		0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.11	(A)	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.03)	0.02	0.02	(0.11)	(0.04)	0.15	0.28	(0.06)	0.02
Total From Investment Operations	0.33	0.16	0.33	0.30	0.11	0.13	0.31	0.39	0.15	0.22
Less Distributions
Net Investment Income	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Total Distributions	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.27	$10.00	$10.07
Total Return	3.27	%(C)	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	3.90	%(C)	1.45	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$1,013,540	$991,918	$948,426	$697,942	$511,543	$381,709	$213,389	$193,585	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.25	%(B)	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.25	%(B)	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(B)	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.25	%(B)	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	1	%(C)	0%	0%	2%	6%	0%	2	%(C)	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which thirty-seven (the "Portfolios") are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, twelve (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the DFA Global Real Estate Securities Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 04/30/09
U.S. Large Company Portfolio	The U.S. Large Company Series	78%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%

International Small Company Portfolio	The Japanese Small Company Series	90%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	96%

	The Continental Small Company Series	93%

	The Canadian Small Company Series	100%

Japanese Small Company Portfolio	The Japanese Small Company Series	10%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	7%

DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	7%

	DFA International Real Estate Securities Portfolio	21%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	97%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, which invest in the Master Funds indicated. The International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of April 30, 2009. Class R1 and Class R2 Shares of each Portfolio (except the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio) have 25,000,000 authorized shares. Class R1 and Class R2 Shares of the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio have 50,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange

(normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds' investments reflect proportionate interest in the net assets of their corresponding Master Fund.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, and/or since inception, if a Portfolio commenced operations after December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,272,425	—	—	$2,272,425	—	—	—	—
Enhanced U.S. Large Company Portfolio	9,387	$134,563	—	143,950	$24,054	—	—	$24,054

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio	$4,747,094	—	—	$4,747,094	—	—	—	—
U.S. Targeted Value Portfolio	1,124,075	$294,257	—	1,418,332	—	—	—	—
U.S. Small Cap Value Portfolio	4,740,402	590,978	—	5,331,380	—	—	—	—
U.S. Core Equity 1 Portfolio	1,507,899	355,607	—	1,863,506	—	—	—	—
U.S. Core Equity 2 Portfolio	2,801,177	570,236	—	3,371,413	—	—	—	—
U.S. Vector Equity Portfolio	883,122	257,941	—	1,141,063	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	1,076,500	260,482	—	1,336,982	—	—	—	—
U.S. Small Cap Portfolio	2,004,718	387,166	—	2,391,884	—	—	—	—
U.S. Micro Cap Portfolio	2,452,801	327,860	—	2,780,661	—	—	—	—
DFA Real Estate Securities Portfolio	1,477,752	639,969	—	2,117,721	—	—	—	—
Large Cap International Portfolio	252,811	1,046,092	—	1,298,903	—	—	—	—
International Core Equity Portfolio	711,467	2,401,714	—	3,113,181	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	119,649	360,487	—	480,136	—	—	—	—
International Small Company Portfolio	3,097,456	15,072	—	3,112,528	—	—	—	—
Japanese Small Company Portfolio	95,700	—	—	95,700	—	—	—	—
Asia Pacific Small Company Portfolio	61,668	—	—	61,668	—	—	—	—
United Kingdom Small Company Portfolio	22,433	—	—	22,433	—	—	—	—
Continental Small Company Portfolio	80,571	—	—	80,571	—	—	—	—
DFA International Real Estate Securities Portfolio	25,905	541,714	—	567,619	—	—	—	—
DFA Global Real Estate Securities Portfolio	197,629	—	—	197,629	—	—	—	—
DFA International Small Cap Value Portfolio	374,440	5,640,141	—	6,014,581	—	—	—	—
International Vector Equity Portfolio	31,503	167,431	—	198,934	—	—	—	—
Emerging Markets Portfolio	1,446,909	—	—	1,446,909	—	—	—	—
Emerging Markets Small Cap Portfolio	714,546	—	—	714,546	—	—	—	—
Emerging Markets Core Equity Portfolio	577,702	1,328,694	—	1,906,396	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,238,522	—	—	3,238,522	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	2,968,473	—	—	2,968,473	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	191,287	—	191,287	—	—	—	—
DFA Five-Year Government Portfolio	—	953,046	—	953,046	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	2,852,131	—	2,852,131	—	$1,335	—	$1,335
DFA Intermediate Government Fixed Income Portfolio	—	1,263,467	—	1,263,467	—	—	—	—
DFA Short-Term Extended Quality Portfolio	—	163,461	—	163,461	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	516,921	—	516,921	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	19,741	972,520	—	992,261	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	2,133	189,198	—	191,331	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio, the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the Enhanced U.S. Large Company Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, and DFA Two-Year Global Fixed Income Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2009, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%

U.S. Targeted Value Portfolio	0.10%

U.S. Small Cap Value Portfolio*	0.20%

U.S. Small Cap Portfolio*	0.03%

U.S. Micro Cap Portfolio*	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

International Vector Equity Portfolio	0.45%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Short-Term Extended Quality Portfolio	0.20%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended April 30, 2009, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio, administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio*	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio*	0.30%

U.S. Small Cap Portfolio*	0.32%

U.S. Micro Cap Portfolio*	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

DFA Global Real Estate Securities Portfolio	0.35%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

*  Effective February 28, 2009, the Portfolios no longer invests substantially all of its assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios is identical to the advisory fee that was charged to The Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2009, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$336
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	$129	6
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	1
Asia Pacific Small Company Portfolio (4)	0.47%	—	47
United Kingdom Small Company Portfolio (4)	0.47%	—	53
Continental Small Company Portfolio (4)	0.47%	—	22
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	320
International Vector Equity Portfolio (5)	0.60%	—	59
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Short-Term Extended Quality Portfolio (2)	0.22%	—	4
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	—

Class R1 Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (8)	0.62%	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$56

Enhanced U.S. Large Company Portfolio	4

U.S. Large Cap Value Portfolio	116

U.S. Targeted Value Portfolio	24

U.S. Small Cap Value Portfolio	114

U.S. Core Equity 1 Portfolio	34

U.S. Core Equity 2 Portfolio	$63

U.S. Vector Equity Portfolio	20

T.A. U.S. Core Equity 2 Portfolio	23

U.S. Small Cap Portfolio	46

U.S. Micro Cap Portfolio	60

DFA Real Estate Securities Portfolio	34

Large Cap International Portfolio	27

International Core Equity Portfolio	57

T.A. World ex U.S. Core Equity Portfolio	9

International Small Company Portfolio	74

Japanese Small Company Portfolio	3

Asia Pacific Small Company Portfolio	1

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	10

DFA Global Real Estate Securities Portfolio	4

DFA International Small Cap Value Portfolio	117

International Vector Equity Portfolio	3

Emerging Markets Portfolio	34

Emerging Markets Small Cap Portfolio	15

Emerging Markets Core Equity Portfolio	34

DFA One-Year Fixed Income Portfolio	83

DFA Two-Year Global Fixed Income Portfolio	78

DFA Selectively Hedged Global Fixed Income Portfolio	5

DFA Five-Year Government Portfolio	27

DFA Five-Year Global Fixed Income Portfolio	81

DFA Intermediate Government Fixed Income Portfolio	34

DFA Short-Term Extended Quality Portfolio	3

DFA Inflation-Protected Securities Portfolio	11

DFA Short-Term Municipal Bond Portfolio	26

DFA California Short-Term Municipal Bond Portfolio	5

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio*	$2,990	$18,432	$38,783	$17,945
U.S. Targeted Value Portfolio	—	—	386,662	75,166
U.S. Small Cap Value Portfolio*	—	—	308,376	329,602
U.S. Core Equity 1 Portfolio	—	—	378,707	86,289
U.S. Core Equity 2 Portfolio	—	—	597,999	75,980
U.S. Vector Equity Portfolio	—	—	179,603	60,870
T.A. U.S. Core Equity 2 Portfolio	—	—	576,557	37,503
U.S. Small Cap Portfolio*	—	—	103,316	84,023
U.S. Micro Cap Portfolio*	—	—	143,116	147,339
DFA Real Estate Securities Portfolio	—	—	212,625	32,251
Large Cap International Portfolio	—	—	96,451	158,858
International Core Equity Portfolio	—	—	719,136	86,272
T.A. World ex U.S. Core Equity Portfolio	—	—	223,186	17,105
DFA International Real Estate Securities Portfolio	—	—	144,738	9,960
DFA International Small Cap Value Portfolio	—	—	696,948	463,667
International Vector Equity Portfolio	—	—	110,149	10,584
Emerging Markets Core Equity Portfolio	—	—	344,515	50,365

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Selectively Hedged Global Fixed Income Portfolio	$11,056	$5,951	$85,971	$5,177
DFA Five-Year Government Portfolio	529,435	688,886	—	—
DFA Five-Year Global Fixed Income Portfolio	115,005	408,283	466,633	531,441
DFA Intermediate Government Fixed Income Portfolio	65,694	102,492	—	—
DFA Short-Term Extended Quality Portfolio	18,961	—	133,623	—
DFA Inflation-Protected Securities Portfolio	115,319	6,865	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	338,562	—
DFA California Short-Term Municipal Bond Portfolio	—	—	56,031	3,223

*  For the period February 28, 2009 through April 30, 2009, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(14,673)	$14,691	$(18)
U.S. Large Cap Value Portfolio	4,199	(4,185)	(14)
U.S. Targeted Value Portfolio	940	(958)	18
U.S. Small Cap Value Portfolio	1,317,651	36,758	(1,354,409)
T.A. U.S. Core Equity 2 Portfolio	(31)	31	—
U.S. Small Cap Portfolio	553,289	9,195	(562,484)
U.S. Micro Cap Portfolio	700,277	38,521	(738,798)
DFA Real Estate Securities Portfolio	—	(3,305)	3,305
Large Cap International Portfolio	15,899	(1,482)	(14,417)
International Core Equity Portfolio	8,889	(2,295)	(6,594)
T.A. World ex U.S. Core Equity Portfolio	(29)	35	(6)
International Small Company Portfolio	—	3,596	(3,596)
Japanese Small Company Portfolio	(623)	96	527
Asia Pacific Small Company Portfolio	—	(76)	76
United Kingdom Small Company Portfolio	14	71	(85)
Continental Small Company Portfolio	4	(3)	(1)
DFA International Real Estate Securities Portfolio	(5)	(516)	521
DFA Global Real Estate Securities Portfolio	(16)	16	—
DFA International Small Cap Value Portfolio	7,876	(9,622)	1,746
International Vector Equity Portfolio	(5)	(14)	19
Emerging Markets Portfolio	7,132	(6,340)	(792)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Emerging Markets Small Cap Portfolio	$45	$(1,309)	$1,264
Emerging Markets Core Equity Portfolio	1,698	(1,074)	(624)
DFA One-Year Fixed Income Portfolio	(8,854)	8,854	—
DFA Two-Year Global Fixed Income Portfolio	(63,279)	62,999	280
DFA Selectively Hedged Global Fixed Income Portfolio	(2,209)	(5,238)	7,447
DFA Five-Year Global Fixed Income Portfolio	(5,349)	(15,289)	20,638
DFA Inflation-Protected Securities Portfolio	(32)	32	—
DFA California Short-Term Municipal Bond Portfolio	(11)	11	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
2008	67,060	—	67,060
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
2008	15,756	17,593	33,349
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
2008	22,927	—	22,927
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
2008	48,004	—	48,004

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
2007	13,979	—	13,979
2008	14,964	—	14,964
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
U.S. Small Cap Portfolio
2006	49,510	$117,599	167,109
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
2008	54,328	28,913	83,241
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
2008	85,639	17,053	102,692
T.A. World ex U.S. Core Equity Portfolio
2008	1,192	—	1,192
International Small Company Portfolio
2006	90,178	123,568	213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
2008	3,574	—	3,574
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
2008	4,433	—	4,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2006	$799	$888	—	$1,687
2007	1,360	1,153	—	2,513
2008	1,227	1,311	$19	2,557
Continental Small Company Portfolio
2006	1,559	5,185	—	6,744
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
DFA International Real Estate Securities Portfolio
2006	—	—	—	—
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
DFA International Small Cap Value Portfolio
2006	132,360	176,381	—	308,741
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
International Vector Equity Portfolio
2008	—	—	—	—
Emerging Markets Portfolio
2006	55,765	587	—	56,352
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	—	27,462
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
Emerging Markets Core Equity Portfolio
2006	9,153	83	—	9,236
2007	26,413	1,966	—	28,379
2008	42,769	5,265	204	48,238
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
2008	99,528	296	—	99,824

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	$68	$68
DFA Five-Year Government Portfolio
2006	$34,242	—	—	34,242
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	4,812	59,527
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$4,198	—	$4,198
U.S. Targeted Value Portfolio	939	—	939
Large Cap International Portfolio	881	—	881
International Core Equity Portfolio	1,299	—	1,299
DFA International Real Estate Securities Portfolio	8	—	8
DFA International Small Cap Value Portfolio	7,029	$846	7,875
Emerging Markets Portfolio	5,434	1,698	7,132
Emerging Markets Small Cap Portfolio	45	—	45

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$10,911	—	$(129,796)	$(118,885)
Enhanced U.S. Large Company Portfolio	17,552	—	(116,138)*	(98,586)
U.S. Large Cap Value Portfolio	30,999	—	—	30,999
U.S. Targeted Value Portfolio	2,111	—	(998)	1,113
U.S. Small Cap Value Portfolio	32,013	—	(371,019)	(339,006)
U.S. Core Equity 1 Portfolio	280	—	(21,910)	(21,630)
U.S. Core Equity 2 Portfolio	443	—	(57,743)	(57,300)
U.S. Vector Equity Portfolio	3,652	—	(14,463)	(10,811)
T.A. U.S. Core Equity 2 Portfolio	1,833	—	(7,282)	(5,449)
U.S. Small Cap Portfolio	7,870	—	(380,119)	(372,249)
U.S. Micro Cap Portfolio	36,230	—	(453,532)	(417,302)
DFA Real Estate Securities Portfolio	34,249	—	(70,758)	(36,509)
Large Cap International Portfolio	2,829	—	(19,004)	(16,175)
International Core Equity Portfolio	563	—	(10,739)	(10,176)
T.A. World ex U.S. Core Equity Portfolio	1,016	—	(2,250)	(1,234)
International Small Company Portfolio	13,366	—	(125,946)	(112,580)
Japanese Small Company Portfolio	1,084	—	(68,241)	(67,157)
Asia Pacific Small Company Portfolio	1,077	—	(30,387)	(29,310)
United Kingdom Small Company Portfolio	—	—	(931)	(931)
Continental Small Company Portfolio	—	—	(16,513)	(16,513)
DFA International Real Estate Securities Portfolio	5,091	—	(13,492)	(8,401)
DFA Global Real Estate Securities Portfolio	13	—	—	13
DFA International Small Cap Value Portfolio	13,995	$25,188	—	39,183
International Vector Equity Portfolio	232	—	(27)	205
Emerging Markets Portfolio	5,867	20,944	—	26,811
Emerging Markets Small Cap Portfolio	3,552	—	(21,881)	(18,329)
Emerging Markets Core Equity Portfolio	—	—	(62,950)	(62,950)
DFA One-Year Fixed Income Portfolio	9,752	—	(13,882)	(4,130)
DFA Two-Year Global Fixed Income Portfolio	84,596	—	(22,911)	61,685
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—
DFA Five-Year Government Portfolio	5,156	—	(19,566)	(14,410)
DFA Five-Year Global Fixed Income Portfolio	—	—	(37,996)	(37,996)
DFA Intermediate Government Fixed Income Portfolio	10,404	6,294	—	16,698
DFA Inflation-Protected Securities Portfolio	4,009	364	—	4,373
DFA Short-Term Municipal Bond Portfolio	2,185	—	(17)	2,168
DFA California Short-Term Municipal Bond Portfolio	442	—	(23)	419

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016		Total
U.S. Large Company Portfolio	—	—	$27,798	—	$5,485	$8,867	—	$87,646		$129,796
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	—	116,138	*	116,138	*
U.S. Targeted Value Portfolio	—	—	—	—	—	—	—	998		998
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	—	371,019		371,019
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	$3,266	18,644		21,910
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	15,562	42,181		57,743
U.S. Vector Equity Portfolio	—	—	—	—	—	—	1,759	12,704		14,463
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	310	6,972		7,282

	2009	2010	2011	2012	2013	2014	2015	2016	Total
U.S. Small Cap Portfolio	—	—	—	—	—	—	—	$380,119	$380,119
U.S. Micro Cap Portfolio	—	—	—	—	—	—	—	453,532	453,532
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	70,758	70,758
Large Cap International Portfolio	—	—	—	—	—	—	—	19,004	19,004
International Core Equity Portfolio	—	—	—	—	—	—	—	10,739	10,739
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	—	2,250	2,250
International Small Company Portfolio	—	—	—	—	—	—	—	125,946	125,946
Japanese Small Company Portfolio	$3,508	$4,453	$19,912	$3,801	$3,055	$2,451	$8,004	23,057	68,241
Asia Pacific Small Company Portfolio	—	—	5,837	1,150	907	864	—	21,629	30,387
United Kingdom Small Company Portfolio	—	—	—	—	—	—	—	931	931
Continental Small Company Portfolio	—	—	—	—	—	—	—	16,513	16,513
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	46	13,446	13,492
International Vector Equity Portfolio	—	—	—	—	—	—	—	27	27
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	—	21,881	21,881
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	—	62,950	62,950
DFA One-Year Fixed Income Portfolio	—	—	—	1,119	4,660	—	6,830	1,273	13,882
DFA Two-Year Global Fixed Income Portfolio	—	—	—	3,018	10,707	8,622	—	564	22,911
DFA Five-Year Government Portfolio	—	—	—	—	4,975	14,591	—	—	19,566
DFA Five-Year Global Fixed Income Portfolio	—	—	—	4,667	12,384	15,882	—	5,063	37,996
DFA Short-Term Municipal Bond Portfolio	—	—	—	17	—	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	4	19	23

*  As a result of The Enhanced U.S. Large Company Series "Check the Box" election on 11/1/2008, a $116,138,144 capital loss carryover was transferred to the Enhanced U.S. Large Company Portfolio. Per limitations within Internal Revenue Code Section 381(c)(3), the Portfolio will not be able to apply any of this until the tax year ended 10/31/2009 or the first taxable year ending after the date of the transfer. Any unused portion of the loss will expire in 2016.

During the period ended October 31, 2008, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Five-Year Government Portfolio	$2,704

For the period ended October 31, 2008, the Japanese Small Company Portfolio had capital loss carryforward expirations of $632 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$2,082	$15
International Core Equity Portfolio	74	30
T.A. World ex U.S. Core Equity Portfolio	—	—
International Small Company Portfolio	4,396	4,189
Japanese Small Company Portfolio	117	142
Asia Pacific Small Company Portfolio	664	—
United Kingdom Small Company Portfolio	41	147
Continental Small Company Portfolio	—	2
DFA International Real Estate Securities Portfolio	980	—
DFA International Small Cap Value Portfolio	13,204	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	85	—
Emerging Markets Core Equity Portfolio	—	4

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,027,526	$93,016	$(848,117)	$(755,101)
Enhanced U.S. Large Company Portfolio	192,168	24,462	(72,680)	(48,218)
U.S. Large Cap Value Portfolio	4,995,570	350,769	(599,245)	(248,476)
U.S. Targeted Value Portfolio	1,748,251	75,116	(405,035)	(329,919)
U.S. Small Cap Value Portfolio	7,079,491	414,919	(2,163,030)	(1,748,111)
U.S. Core Equity 1 Portfolio	2,391,448	40,453	(568,395)	(527,942)
U.S. Core Equity 2 Portfolio	4,586,240	88,448	(1,303,275)	(1,214,827)
U.S. Vector Equity Portfolio	1,556,794	30,421	(446,152)	(415,731)
T.A. U.S. Core Equity 2 Portfolio	1,513,734	53,910	(230,662)	(176,752)
U.S. Small Cap Portfolio	2,780,144	282,350	(670,610)	(388,260)
U.S. Micro Cap Portfolio	3,408,805	464,388	(1,092,532)	(628,144)
DFA Real Estate Securities Portfolio	3,012,673	32,235	(927,187)	(894,952)
Large Cap International Portfolio	1,527,756	106,844	(335,697)	(228,853)
International Core Equity Portfolio	4,335,754	41,386	(1,263,959)	(1,222,573)
T.A. World ex U.S. Core Equity Portfolio	536,472	23,266	(79,602)	(56,336)
International Small Company Portfolio	4,286,326	208,976	(1,382,774)	(1,173,798)
Japanese Small Company Portfolio	215,359	42,228	(161,887)	(119,659)
Asia Pacific Small Company Portfolio	98,001	49,079	(85,412)	(36,333)
United Kingdom Small Company Portfolio	33,642	58,408	(69,617)	(11,209)
Continental Small Company Portfolio	119,528	79,201	(118,158)	(38,957)
DFA International Real Estate Securities Portfolio	1,001,533	726,813	(1,160,727)	(433,914)
DFA Global Real Estate Securities Portfolio	251,094	—	(53,465)	(53,465)
DFA International Small Cap Value Portfolio	8,399,180	358,159	(2,742,758)	(2,384,599)
International Vector Equity Portfolio	206,663	12,253	(19,982)	(7,729)
Emerging Markets Portfolio	963,376	589,657	(106,124)	483,533
Emerging Markets Small Cap Portfolio	780,670	114,057	(180,181)	(66,124)
Emerging Markets Core Equity Portfolio	2,153,857	148,068	(395,529)	(247,461)
DFA One-Year Fixed Income Portfolio	3,223,257	84,701	(69,436)	15,265
DFA Two-Year Global Fixed Income Portfolio	2,930,552	157,837	(119,916)	37,921
DFA Selectively Hedged Global Fixed Income Portfolio	202,148	10,302	(21,163)	(10,861)
DFA Five-Year Government Portfolio	930,149	25,978	(3,081)	22,897
DFA Five-Year Global Fixed Income Portfolio	2,739,183	165,452	(52,504)	112,948
DFA Intermediate Government Fixed Income Portfolio	1,169,332	94,921	(786)	94,135
DFA Short-Term Extended Quality Portfolio	162,221	1,664	(424)	1,240
DFA Inflation-Protected Securities Portfolio	514,038	7,558	(4,675)	2,883
DFA Short-Term Municipal Bond Portfolio	975,077	17,759	(575)	17,184
DFA California Short-Term Municipal Bond Portfolio	187,439	3,907	(15)	3,892

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolios' inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

For the Portfolios that adopted the provisions of FIN 48 during the fiscal year ended November 30, 2007, management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Portfolios.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$5,931	1,006	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	250	42	351	36	N/A	N/A
Shares Redeemed	(3,540)	(618)	(7,142)	(761)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$2,641	430	$34,703	3,447	N/A	N/A

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares**
Shares Issued	$451	67	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	15	3	10	1	N/A	N/A
Shares Redeemed	(260)	(40)	(799)	(88)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$206	30	$2,243	219	N/A	N/A
Institutional Class Shares
Shares Issued	$529,773	59,286	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	7,656	887	20,933	1,410	18,152	1,060
Shares Redeemed	(246,581)	(28,033)	(327,204)	(24,350)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$290,848	32,140	$624,668	44,030	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

**  Class R2 Shares commenced operations on June 30, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	19,217,093	Japanese Yen	$195,700	$194,895	$805
05/12/09	55,434	Pound Sterling	80,717	82,006	(1,289)
05/12/09	200,229	Swedish Krona	23,081	24,890	(1,809)

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	47,130	Swiss Franc	$40,225	$41,301	$(1,076)
05/14/09	22,710,220	Japanese Yen	231,790	230,328	1,462
05/20/09	16,703,541	Japanese Yen	172,665	169,423	3,242
			$744,178	$742,843	$1,335

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements.

At April 30, 2009, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	06/19/2009	647	$140,723	$24,054	$16,013

5.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Small Cap Value Portfolio	2.09%	$9,857	8	$5	$12,384
U.S. Core Equity 1 Portfolio	2.00%	4,381	8	2	12,148
U.S. Vector Equity Portfolio	2.25%	4,787	19	6	14,819
T.A. U.S. Core Equity 2 Portfolio	2.07%	3,108	15	3	12,832
U.S. Small Cap Portfolio	2.07%	9,401	15	8	27,804
U.S. Micro Cap Portfolio	1.85%	5,800	12	4	22,530
DFA Real Estate Securities Portfolio	1.90%	3,796	14	3	6,865
DFA Global Real Estate Securities Portfolio	2.08%	71	11	—	263

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	0.95%	$4,079	34	$4	$14,855
International Core Equity Portfolio	0.96%	7,561	26	5	19,021
T.A. World ex U.S. Core Equity Portfolio	0.89%	4,582	16	2	8,114
International Small Company Portfolio	0.95%	2,342	23	1	7,234
DFA International Real Estate Securities Portfolio	0.95%	1,395	8	—	2,591
DFA International Small Cap Value Portfolio	0.96%	13,299	17	6	22,578
International Vector Equity Portfolio	0.95%	1,003	29	1	2,875
Emerging Markets Core Equity Portfolio	0.96%	5,951	17	3	12,568

At April 30, 2009, International Vector Equity Portfolio had a loan outstanding in the amount of $639 (amount in thousands).

J.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

N.  In-Kind Redemptions:

In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

O.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	59%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	82%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	75%
U.S. Targeted Value Portfolio — Class R1 Shares	1	98%
U.S. Targeted Value Portfolio — Class R2 Shares	1	86%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	57%
U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	4	80%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	65%
U.S. Vector Equity Portfolio — Institutional Class Shares	3	79%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	94%
U.S. Small Cap Portfolio — Institutional Class Shares	2	44%
U.S. Micro Cap Portfolio — Institutional Class Shares	1	41%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	65%
Large Cap International Portfolio — Institutional Class Shares	2	76%
International Core Equity Portfolio — Institutional Class Shares	3	69%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	3	93%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	67%
Asia Pacific Small Company Portfolio — Institutional Class Shares	1	57%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	83%
Continental Small Company Portfolio — Institutional Class Shares	2	64%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	81%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	85%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	46%
International Vector Equity Portfolio — Institutional Class Shares	3	93%
Emerging Markets Portfolio — Institutional Class Shares	2	57%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	49%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	79%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	76%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	4	84%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	76%
DFA Short-Term Extended Quality Portfolio — Institutional Class Shares	3	91%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	3	83%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	81%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	96%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,000.40	0.74%	$3.67
Institutional Class Shares	$1,000.00	$1,001.20	0.46%	$2.28
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.12	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$3,300,609
Receivable for Fund Shares Sold	5,214
Prepaid Expenses and Other Assets	76
Total Assets	3,305,899
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	2,231
Fund Shares Redeemed	2,983
Due to Advisor	521
Accrued Expenses and Other Liabilities	290
Total Liabilities	6,025
NET ASSETS	$3,299,874
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,521 and shares outstanding of 695,410	$5.06
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,296,353 and shares outstanding of 264,974,638	$12.44
NUMBER OF SHARES AUTHORIZED	600,000,000
Investment in Affiliated Investment Company at Cost	$3,340,291
NET ASSETS CONSIST OF:
Paid-In Capital	$4,721,673
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,589
Accumulated Net Realized Gain (Loss)	(1,412,284)
Net Unrealized Foreign Exchange Gain (Loss)	(422)
Net Unrealized Appreciation (Depreciation)	(39,682)
NET ASSETS	$3,299,874

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,864)	$50,842
Interest	129
Income from Securities Lending	5,072
Expenses Allocated from Affiliated Investment Company	(3,514)
Total Investment Income	52,529
Expenses
Administrative Services Fees	2,997
Accounting & Transfer Agent Fees	39
Shareholder Servicing Fees — Class R2 Shares	4
Filing Fees	45
Shareholders' Reports	74
Directors'/Trustees' Fees & Expenses	22
Professional Fees	85
Other	29
Total Expenses	3,295
Net Investment Income (Loss)	49,234
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)
Futures	(824)
Foreign Currency Transactions	307
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)
Translation of Foreign Currency Denominated Amounts	(422)
Net Realized and Unrealized Gain (Loss)	(59,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,190)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$49,234	$193,222	$160,985
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)	414,722 †	120,165 †
Futures	(824)	—	—
Foreign Currency Transactions	307	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)	(3,685,039)†	517,981 †
Translation of Foreign Currency Denominated Amounts	(422)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,190)	(3,077,095)	799,131
Distributions From:
Net Investment Income:
Class R2 Shares	(63)	(218)	—
Institutional Class Shares	(28,038)	(203,735)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	—	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	—	(106,397)	(65,358)
Total Distributions	(28,101)	(325,279)	(214,809)
Capital Share Transactions:
Shares Issued	634,385	1,701,392	2,157,333
Shares Issued in Lieu of Cash Distributions	26,223	301,997	192,509
Shares Redeemed	(675,888)	(1,509,639)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	(15,280)	493,750	1,221,688
Total Increase (Decrease) in Net Assets	(53,571)	(2,908,624)	1,806,010
Net Assets
Beginning of Period	3,353,445	6,262,069	4,456,059
End of Period	$3,299,874	$3,353,445	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,589	$9,456	$20,513

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2009		Period April 30, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$5.16		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(4.46)
Total from Investment Operations	(0.01)		(4.21)
Less Distributions
Net Investment Income	(0.09)		(0.63)
Net Realized Gains	—		—
Total Distributions	(0.09)		(0.63)
Net Asset Value, End of Period	$5.06		$5.16
Total Return	0.04	%(C)	(44.63	)%(C)
Net Assets, End of Period (thousands)	$3,521		$3,372
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)	0.73	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	7.47	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	(12.44)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	0.01	(11.70)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.11)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	—	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.11)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$12.44	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	0.12	%(C)	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$3,296,353	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.46	%(B)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	3.31	%(B)	3.86	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2009, Class R1 shares has 25,000,000 authorized shares and has not commenced operations.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$3,300,609	—	—	$3,300,609

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $78 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until March 1, 2010 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(326)	$326

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759
2008	218,970	106,309	325,279

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$9,535	—	$(1,392,964)	$(1,383,429)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards in the amount of $1,392,964 to offset future realized capital gains expiring in 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,538,086	$216,559	$(454,036)	$(237,477)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$694	149	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	63	13	218	25	N/A	N/A
Shares Redeemed	(543)	(120)	(624)	(75)	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$214	42	$5,179	653	N/A	N/A
Institutional Class Shares
Shares Issued	$633,691	55,972	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	26,160	2,297	301,779	13,697	192,509	7,988
Shares Redeemed	(675,345)	(60,500)	(1,509,015)	(76,488)	(1,128,154)	(45,424)
Net Increase (Decrease)— Institutional Class Shares	$(15,494)	(2,231)	$488,571	21,753	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

J.  Other:

At April 30, 2009, two shareholders held approximately 87% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$917.70	0.06%	$0.29
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.06%	$0.30
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

The DFA International Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothtical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$998.50	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,104.60	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,072.90	0.14%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,029.60	0.15%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,104.20	0.17%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,112.90	0.19%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,272.50	0.32%	$1.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
The DFA One-Year Fixed Income Series
Actual Fund Return	$1,000.00	$1,025.10	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,024.20	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	9.5%	12.1%	12.5%	11.1%	13.9%	10.4%	18.4%	3.4%	1.0%	3.7%	4.0%	—	100.0%
The U.S. Large Cap Value Series	16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	—	5.8%	0.1%	—	100.0%
The DFA International Value Series	13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	—	7.1%	2.4%	0.2%	100.0%
The Japanese Small Company Series	21.0%	10.3%	1.5%	10.1%	3.8%	27.9%	12.0%	12.2%	—	—	0.8%	0.4%	100.0%
The Asia Pacific Small Company Series	22.2%	5.4%	9.1%	13.4%	5.9%	22.1%	5.1%	11.3%	0.2%	1.7%	3.6%	—	100.0%
The United Kingdom Small Company Series	21.2%	4.1%	6.6%	14.9%	3.4%	33.3%	12.2%	3.3%	—	0.7%	0.3%	—	100.0%
The Continental Small Company Series	14.3%	7.5%	4.7%	18.0%	8.5%	25.0%	8.4%	9.1%	—	0.9%	3.4%	0.2%	100.0%
The Canadian Small Company Series	14.0%	2.5%	21.5%	7.4%	4.4%	8.0%	7.8%	33.5%	—	—	0.9%	—	100.0%
The Emerging Markets Series	6.8%	8.6%	11.8%	18.7%	4.0%	7.3%	13.8%	12.0%	—	12.4%	4.6%	—	100.0%
The Emerging Small Cap Series	19.0%	11.2%	0.9%	14.4%	4.8%	17.9%	9.5%	16.8%	—	1.1%	4.2%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The DFA One-Year Fixed Income Series	18.4%	37.4%	41.0%	3.2%	—	100.0%
The DFA Two-Year Global Fixed Income Series	21.8%	29.9%	38.0%	8.7%	1.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
Comcast Corp. Class A	1,076,779	$16,647,003	0.6%
Disney (Walt) Co.	693,896	15,196,322	0.5%
Home Depot, Inc.	633,760	16,680,563	0.6%
Lowe's Companies, Inc.	547,870	11,779,205	0.4%
McDonald's Corp.	416,270	22,183,028	0.8%
Other Securities		191,268,619	6.5%
Total Consumer Discretionary		273,754,740	9.4%
Consumer Staples — (10.1%)
Altria Group, Inc.	772,341	12,612,329	0.4%
Coca-Cola Co.	744,086	32,032,902	1.1%
CVS Caremark Corp.	544,070	17,290,545	0.6%
Kraft Foods, Inc.	549,255	12,852,567	0.4%
PepsiCo, Inc.	581,740	28,947,382	1.0%
Philip Morris International, Inc.	749,074	27,116,479	0.9%
Procter & Gamble Co.	1,095,539	54,163,448	1.9%
Wal-Mart Stores, Inc.	835,760	42,122,304	1.4%
Other Securities		112,421,109	3.9%
Total Consumer Staples		339,559,065	11.6%
Energy — (10.6%)
Chevron Corp.	749,301	49,528,796	1.7%
ConocoPhillips	553,311	22,685,751	0.8%
Exxon Mobil Corp.	1,847,176	123,151,224	4.2%
Occidental Petroleum Corp.	302,886	17,049,453	0.6%
Schlumberger, Ltd.	447,059	21,901,420	0.7%
Other Securities		120,394,539	4.2%
Total Energy		354,711,183	12.2%
Financials — (9.5%)
Bank of America Corp.	2,392,832	21,367,990	0.7%
Goldman Sachs Group, Inc.	172,614	22,180,899	0.8%
JPMorgan Chase & Co.	1,404,708	46,355,364	1.6%
U.S. Bancorp	656,070	11,953,595	0.4%
# Wells Fargo & Co.	1,584,076	31,697,361	1.1%
Other Securities		185,768,674	6.3%
Total Financials		319,323,883	10.9%
Health Care — (11.7%)
Abbott Laboratories	577,662	24,175,155	0.8%
#* Amgen, Inc.	386,494	18,733,364	0.6%
Bristol-Myers Squibb Co.	739,938	14,206,810	0.5%
Eli Lilly & Co.	377,960	12,442,443	0.4%
* Gilead Sciences, Inc.	340,513	15,595,495	0.5%
Johnson & Johnson	1,033,854	54,132,595	1.9%
Medtronic, Inc.	417,990	13,375,680	0.5%
# Merck & Co., Inc.	787,860	19,097,726	0.7%
# Pfizer, Inc.	2,521,375	33,685,570	1.2%
Schering-Plough Corp.	607,950	13,995,009	0.5%
Wyeth	497,681	21,101,674	0.7%
Other Securities		151,730,776	5.1%
Total Health Care		392,272,297	13.4%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.8%)
# 3M Co.	259,338	$14,937,869	0.5%
General Electric Co.	3,947,477	49,935,584	1.7%
# United Parcel Service, Inc.	372,093	19,475,348	0.7%
# United Technologies Corp.	352,228	17,202,816	0.6%
Other Securities		192,512,856	6.6%
Total Industrials		294,064,473	10.1%
Information Technology — (15.4%)
* Apple, Inc.	332,887	41,887,171	1.4%
* Cisco Sytems, Inc.	2,181,871	42,153,748	1.4%
* Google, Inc.	89,570	35,467,033	1.2%
Hewlett-Packard Co.	895,851	32,232,719	1.1%
# Intel Corp.	2,079,070	32,807,725	1.1%
International Business Machines Corp.	501,517	51,761,570	1.8%
Microsoft Corp.	2,858,023	57,903,546	2.0%
Oracle Corp.	1,433,554	27,724,934	0.9%
# QUALCOMM, Inc.	616,562	26,092,904	0.9%
Other Securities		167,726,427	5.9%
Total Information Technology		515,757,777	17.7%
Materials — (2.8%)
Monsanto Co.	204,818	17,387,000	0.6%
Other Securities		78,055,791	2.7%
Total Materials		95,442,791	3.3%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		28,359,880	1.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,202,912	56,438,605	1.9%
Verizon Communications, Inc.	1,061,801	32,215,042	1.1%
Other Securities		16,682,884	0.6%
Total Telecommunication Services		105,336,531	3.6%
Utilities — (3.4%)
Total Utilities		112,908,648	3.9%
TOTAL COMMON STOCKS		2,831,491,268	97.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§@ DFA Short Term Investment Fund LP	448,664,132	448,664,132	15.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700	0.1%
TOTAL SECURITIES LENDING COLLATERAL		451,341,832	15.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,693,209,643)		$3,356,495,100	115.1%

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	$40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%
# Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	$1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.3%)
Consumer Discretionary — (16.7%)
# K's Holdings Corp.	130,772	$2,357,030	0.2%
Nissan Shatai Co., Ltd.	476,300	3,004,816	0.3%
# PanaHome Corp.	457,200	2,533,456	0.3%
# Shochiku Co., Ltd.	419,400	2,894,533	0.3%
Tokyo Style Co., Ltd.	336,700	2,482,634	0.3%
# Watami Food Service Co., Ltd.	127,700	2,558,968	0.3%
Other Securities		191,169,742	19.1%
Total Consumer Discretionary		207,001,179	20.8%
Consumer Staples — (8.3%)
# Fancl Corp.	218,500	2,501,944	0.3%
# Life Corp.	183,900	2,985,016	0.3%
# Morinaga Milk Industry Co., Ltd.	852,000	2,622,155	0.3%
# Nippon Flour Mills Co., Ltd.	604,000	2,332,678	0.2%
# Ryoshoku, Ltd.	141,900	2,897,426	0.3%
# The Nisshin Oillio Group, Ltd.	585,000	2,312,022	0.2%
# Unicharm Petcare Corp.	88,900	2,371,772	0.2%
Other Securities		84,233,231	8.5%
Total Consumer Staples		102,256,244	10.3%
Energy — (1.2%)
Total Energy		14,305,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	2,564,021	0.3%
# Shikoku Bank, Ltd.	742,000	2,667,044	0.3%
The Aichi Bank, Ltd.	34,100	2,466,234	0.2%
# The Aomori Bank, Ltd.	611,000	2,322,311	0.2%
*# The Bank of Ikeda, Ltd.	70,300	2,694,697	0.3%
# The Bank of Iwate, Ltd.	57,400	2,763,149	0.3%
The Chukyo Bank, Ltd.	732,000	2,346,317	0.2%
# The Fukui Bank, Ltd.	841,000	2,636,740	0.3%
The Oita Bank, Ltd.	491,900	2,532,438	0.2%
Toho Bank, Ltd.	759,200	2,771,552	0.3%
# Yamagata Bank, Ltd.	584,500	2,641,749	0.3%
Other Securities		68,900,259	6.9%
Total Financials		97,306,511	9.8%
Health Care — (3.1%)
# Hogy Medical Co., Ltd.	50,300	2,694,419	0.3%
Kaken Pharmaceutical Co., Ltd.	348,000	2,897,288	0.3%
# Nipro Corp.	180,100	2,626,173	0.3%
Other Securities		29,674,165	2.9%
Total Health Care		37,892,045	3.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (22.4%)
# Chudenko Corp.	188,500	$2,649,079	0.3%
# Daiseki Co., Ltd.	147,263	2,821,952	0.3%
Futaba Corp.	159,500	2,848,362	0.3%
# Hitachi Plant Technologies, Ltd.	601,570	2,450,053	0.3%
# Kyowa Exeo Corp.	306,000	2,396,354	0.2%
Maeda Road Construction Co., Ltd.	319,000	2,658,221	0.3%
Miura Co., Ltd.	132,100	2,899,473	0.3%
Nippo Corp.	324,000	2,435,121	0.2%
# Okumura Corp.	750,400	2,819,376	0.3%
# Takara Standard Co., Ltd.	515,000	2,948,231	0.3%
Other Securities		249,505,434	24.9%
Total Industrials		276,431,656	27.7%
Information Technology — (9.6%)
eAccess, Ltd.	4,312	2,823,843	0.3%
Hosiden Corp.	243,000	2,983,266	0.3%
# IT Holdings Corp.	262,001	3,183,103	0.3%
Net One Systems Co., Ltd.	1,889	2,380,174	0.2%
Nichicon Corp.	265,000	2,542,931	0.3%
Ryosan Co., Ltd.	122,000	2,573,283	0.3%
Other Securities		102,046,394	10.2%
Total Information Technology		118,532,994	11.9%
Materials — (9.5%)
# FP Corp.	71,700	2,507,975	0.3%
# Hokuetsu Paper Mills, Ltd.	625,500	2,751,373	0.3%
Kureha Corp.	627,500	2,672,823	0.3%
# Nippon Paint Co., Ltd.	727,200	2,672,266	0.3%
# NOF Corp.	701,000	2,594,193	0.3%
Yodogawa Steel Works, Ltd.	624,500	2,839,958	0.3%
Other Securities		100,909,110	9.9%
Total Materials		116,947,698	11.7%
Utilities — (0.6%)
# Saibu Gas Co., Ltd.	1,291,000	3,180,288	0.3%
Other Securities		4,684,233	0.5%
Total Utilities		7,864,521	0.8%
TOTAL COMMON STOCKS		978,538,033	98.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,970,000 FNMA 5.00%, 06/01/23, valued at $5,564,351) to be repurchased at $5,478,029	$5,478	5,478,000	0.6%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (20.3%)
§@ DFA Short Term Investment Fund LP	250,523,360	$250,523,360	25.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $416,726) to be repurchased at $408,557	$409	408,555	0.0%
TOTAL SECURITIES LENDING COLLATERAL		250,931,915	25.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,681,656,946)		$1,234,947,948	124.0%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.5%)
COMMON STOCKS — (46.5%)
ABB Grain, Ltd.	632,085	$4,009,598	0.9%
# Adelaide Brighton, Ltd.	1,450,602	2,216,732	0.5%
* Andean Resources, Ltd.	1,464,837	1,715,441	0.4%
# APA Group	887,441	1,907,057	0.5%
* Austar United Communications, Ltd.	3,318,832	1,875,021	0.4%
Australian Infrastructure Fund	2,074,580	2,273,770	0.5%
# Australian Pharmaceutical Industries, Ltd.	5,455,541	2,024,411	0.5%
Australian Worldwide Exploration, Ltd.	1,464,634	2,575,903	0.6%
Beach Petroleum, Ltd.	3,467,976	1,922,157	0.5%
# Cabcharge Australia, Ltd.	408,669	1,984,111	0.5%
# Campbell Brothers, Ltd.	233,926	2,708,879	0.6%
Challenger Financial Services Group, Ltd.	1,755,942	2,544,430	0.6%
Crane Group, Ltd.	336,239	2,260,574	0.5%
# David Jones, Ltd.	1,336,771	2,931,014	0.7%
# Downer EDI, Ltd.	890,141	3,255,255	0.8%
DUET Group	2,738,547	3,267,851	0.8%
*# Energy World Corp., Ltd.	4,611,496	1,847,661	0.4%
# Envestra, Ltd.	5,706,866	2,049,447	0.5%
Gunns, Ltd.	2,264,920	1,804,762	0.4%
# Healthscope, Ltd.	734,309	2,054,887	0.5%
Invocare, Ltd.	731,219	2,706,930	0.6%
# JB Hi-Fi, Ltd.	279,730	2,762,417	0.7%
*# Karoon Gas Australia, Ltd.	628,673	2,501,293	0.6%
# Macquarie Communications Infrastructure Group	1,522,900	2,484,767	0.6%
Monadelphous Group, Ltd.	302,955	2,219,488	0.5%
Navitas, Ltd.	1,205,167	2,000,025	0.5%
New Hope Corp., Ltd.	2,061,229	6,318,944	1.5%
# Perpetual Trustees Australia, Ltd.	80,795	1,885,697	0.4%
Reece Australia, Ltd.	238,457	3,282,841	0.8%
*# Riversdale Mining, Ltd.	692,356	2,174,483	0.5%
# Salmat, Ltd.	764,648	2,186,108	0.5%
# Sigma Pharmaceuticals, Ltd.	3,728,510	3,033,263	0.7%
*# Silex System, Ltd.	578,159	2,019,701	0.5%
* Sino Gold Mining, Ltd.	588,853	2,323,794	0.6%
# Spark Infrastructure Group	2,286,930	1,713,358	0.4%
*# Tap Oil, Ltd.	4,622,004	2,956,264	0.7%
Tower Australia Group, Ltd.	1,156,969	1,724,518	0.4%
# West Australian Newspapers Holdings, Ltd.	698,276	2,560,976	0.6%
*# Western Areas NL	609,355	1,855,076	0.4%
Other Securities		139,088,814	32.5%
TOTAL COMMON STOCKS		235,027,718	55.1%
PREFERRED STOCKS — (0.0%)
Other Securities		127,502	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,221	0.0%
TOTAL — AUSTRALIA		235,179,441	55.1%
HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
# Techtronic Industries Co., Ltd.	3,623,000	2,138,015	0.5%
Other Securities		88,375,626	20.7%
TOTAL COMMON STOCKS		90,513,641	21.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$68,645	0.0%
TOTAL — HONG KONG		90,582,286	21.2%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,624	0.0%
NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
Fisher & Paykel Healthcare Corp.	2,507,756	4,308,512	1.0%
Infratil, Ltd.	2,123,579	1,885,925	0.4%
New Zealand Refining Co., Ltd.	515,110	2,001,565	0.5%
Port of Tauranga, Ltd.	566,944	1,762,180	0.4%
# Ryman Healthcare, Ltd.	2,353,608	1,863,474	0.4%
Sky City Entertainment Group, Ltd.	2,802,000	4,338,244	1.0%
Other Securities		16,481,887	3.9%
TOTAL — NEW ZEALAND		32,641,787	7.6%
SINGAPORE — (12.7%)
COMMON STOCKS — (12.7%)
MobileOne, Ltd.	1,794,000	1,779,991	0.4%
Singapore Petroleum Co., Ltd.	799,000	1,792,701	0.4%
Singapore Post, Ltd.	3,567,900	1,827,620	0.4%
Venture Corp., Ltd.	504,000	2,016,296	0.5%
Other Securities		56,954,750	13.4%
TOTAL COMMON STOCKS		64,371,358	15.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,330	0.0%
TOTAL — SINGAPORE		64,384,688	15.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $75,000 FHLMC 6.040%(r), 11/01/36, valued at $53,345) to be repurchased at $51,000	$51	51,000	0.0%
	Shares
SECURITIES LENDING COLLATERAL — (16.4%)
§@ DFA Short Term Investment Fund LP	76,920,765	76,920,765	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $5,868,046) to be repurchased at $5,753,013	$5,753	5,752,986	1.4%
TOTAL SECURITIES LENDING COLLATERAL		82,673,751	19.4%
TOTAL INVESTMENTS — (100.0%) (Cost $711,982,875)		$505,516,577	118.4%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (92.6%)
Consumer Discretionary — (19.9%)
Aegis Group P.L.C.	3,311,021	$4,432,606	0.8%
Bellway P.L.C.	406,536	4,282,990	0.8%
Game Group P.L.C.	1,441,697	4,193,690	0.8%
# Greene King P.L.C.	423,929	3,891,133	0.7%
Halfords Group P.L.C.	913,032	4,468,998	0.8%
Kesa Electricals P.L.C.	2,031,662	3,960,615	0.7%
Ladbrokes P.L.C.	1,188,699	4,106,107	0.7%
* The Berkeley Group Holdings P.L.C.	320,225	4,605,082	0.8%
United Business Media P.L.C.	864,643	5,855,588	1.0%
William Hill P.L.C.	1,297,070	4,164,865	0.7%
Other Securities		75,723,970	13.5%
Total Consumer Discretionary		119,685,644	21.3%
Consumer Staples — (3.8%)
Total Consumer Staples		23,032,481	4.1%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	6,033,287	1.1%
# *Premier Oil P.L.C.	320,409	4,909,161	0.9%
* Soco International P.L.C.	281,540	5,121,161	0.9%
Venture Production P.L.C.	442,513	5,218,959	0.9%
Other Securities		15,150,871	2.7%
Total Energy		36,433,439	6.5%
Financials — (13.4%)
Aberdeen Asset Management P.L.C.	2,590,854	5,024,334	0.9%
Amlin P.L.C.	1,027,564	5,437,879	1.0%
Catlin Group, Ltd.	977,375	5,057,836	0.9%
Close Brothers Group P.L.C.	481,680	4,451,253	0.8%
Hiscox, Ltd.	1,535,730	7,602,721	1.4%
IG Group Holdings P.L.C.	1,256,927	4,065,967	0.7%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,088,182	0.9%
# Provident Financial P.L.C.	485,695	6,048,416	1.1%
Other Securities		37,992,805	6.6%
Total Financials		80,769,393	14.3%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,224,584	0.9%
Other Securities		13,982,801	2.5%
Total Health Care		19,207,385	3.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (31.2%)
Aggreko P.L.C.	583,754	$4,950,819	0.9%
Arriva P.L.C.	630,725	4,305,877	0.8%
Atkins WS P.L.C.	425,663	3,839,555	0.7%
Babcock International Group P.L.C.	853,247	5,473,551	1.0%
Carillion P.L.C.	1,523,518	5,950,387	1.1%
Charter International P.L.C.	626,781	5,156,949	0.9%
Chemring Group P.L.C.	128,869	3,997,973	0.7%
De la Rue P.L.C.	387,017	5,485,749	1.0%
Hays P.L.C.	5,101,389	6,771,808	1.2%
Homeserve P.L.C.	228,007	4,126,718	0.7%
IMI P.L.C.	1,192,232	6,250,686	1.1%
Intertek Group P.L.C.	539,854	8,094,157	1.4%
Meggitt P.L.C.	1,481,239	3,925,386	0.7%
Michael Page International P.L.C.	1,235,568	5,011,837	0.9%
Qinetiq P.L.C.	2,172,472	4,243,237	0.8%
Regus P.L.C.	3,696,088	4,184,925	0.7%
Tomkins P.L.C.	3,177,919	8,113,088	1.4%
# Travis Perkins P.L.C.	410,292	4,237,523	0.8%
Ultra Electronics Holdings P.L.C.	267,145	4,683,916	0.8%
VT Group P.L.C.	677,021	4,607,214	0.8%
Other Securities		83,601,232	14.8%
Total Industrials		187,012,587	33.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,708,219	8,269,260	1.5%
# Dimension Data Holdings P.L.C.	5,615,130	4,215,601	0.7%
Halma P.L.C.	1,486,473	3,899,793	0.7%
Misys P.L.C.	1,982,492	4,046,304	0.7%
Rotork P.L.C.	352,833	4,219,958	0.8%
Spectris P.L.C.	499,879	4,337,751	0.8%
Other Securities		36,952,345	6.5%
Total Information Technology		65,941,012	11.7%
Materials — (3.0%)
Croda International P.L.C.	484,717	3,867,238	0.7%
Other Securities		14,224,742	2.5%
Total Materials		18,091,980	3.2%
Telecommunication Services — (0.7%)
Total Telecommunication Services		3,941,885	0.7%
Utilities — (0.3%)
Total Utilities		1,705,770	0.3%
TOTAL COMMON STOCKS		555,821,576	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		16	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $950,000 FHLMC 6.040%(r), 11/01/36, valued at $675,705) to be repurchased at $663,003	$663	663,000	0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (7.3%)
§@ DFA Short Term Investment Fund LP	40,472,278	$40,472,278	7.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,342,317) to be repurchased at $3,276,796	$3,277	3,276,781	0.6%
TOTAL SECURITIES LENDING COLLATERAL		43,749,059	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $852,537,460)		$600,233,651	106.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
Andritz AG	116,739	$3,968,475	0.3%
Other Securities		31,462,441	2.8%
TOTAL — AUSTRIA		35,430,916	3.1%
BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
Ackermans & van Haaren NV	81,854	4,778,917	0.4%
Bekaert SA	56,746	5,266,058	0.5%
Elia System Operator SA NV	112,393	4,104,744	0.4%
Other Securities		32,132,350	2.7%
TOTAL COMMON STOCKS		46,282,069	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		212	0.0%
TOTAL — BELGIUM		46,282,281	4.0%
DENMARK — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		27,167,806	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,362	0.0%
TOTAL — DENMARK		27,368,168	2.4%
FINLAND — (6.1%)
COMMON STOCKS — (6.1%)
KCI Konecranes Oyj	243,819	4,953,978	0.4%
# Nokian Renkaat Oyj	325,926	5,147,040	0.5%
Other Securities		77,341,242	6.7%
TOTAL — FINLAND		87,442,260	7.6%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
Arkema	199,362	4,598,508	0.4%
Atos Origin SA	143,571	4,426,106	0.4%
# Bourbon SA	147,476	5,519,475	0.5%
Establissements Maurel et Prom	296,036	4,344,161	0.4%
* Gemalto NV	161,967	5,099,911	0.5%
Neopost SA	61,086	5,172,905	0.5%
*# Nexans SA	92,377	4,279,761	0.4%
*# Orpea	97,899	4,003,160	0.4%
Societe BIC SA	84,787	4,551,639	0.4%
Teleperformance SA	158,000	4,553,646	0.4%
Valeo SA	232,962	4,800,537	0.4%
Other Securities		108,749,579	9.3%
TOTAL COMMON STOCKS		160,099,388	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,433	0.0%
TOTAL — FRANCE		160,101,821	14.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (12.1%)
COMMON STOCKS — (12.1%)
# Aareal Bank AG	678,405	$6,317,747	0.6%
Aurubis AG	150,696	4,265,742	0.4%
# Bilfinger Berger AG	130,384	6,187,959	0.5%
# Douglas Holding AG	100,341	4,117,134	0.4%
DVB Bank SE	173,470	5,898,927	0.5%
IVG Immobilien AG	530,609	4,539,315	0.4%
# Lanxess AG	218,704	4,669,452	0.4%
MTU Aero Engines Holding AG	163,223	5,491,855	0.5%
# MVV Energie AG	114,815	4,747,617	0.4%
*# QIAGEN NV	327,193	5,387,656	0.5%
Rheinmetall AG	107,359	4,549,699	0.4%
Rhoen-Klinikum AG	284,706	5,933,732	0.5%
*# SGL Carbon SE	217,830	6,388,113	0.6%
*# Software AG	70,053	4,430,874	0.4%
Wincor Nixdorf AG	112,151	5,613,689	0.5%
Other Securities		96,988,682	8.4%
TOTAL COMMON STOCKS		175,528,193	15.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,849	0.0%
TOTAL — GERMANY		175,537,042	15.4%
GREECE — (3.0%)
COMMON STOCKS — (3.0%)
Bank of Greece	73,229	4,170,812	0.4%
Other Securities		39,723,990	3.4%
TOTAL — GREECE		43,894,802	3.8%
IRELAND — (2.0%)
COMMON STOCKS — (2.0%)
DCC P.L.C.	308,989	5,583,896	0.5%
* Dragon Oil P.L.C.	1,347,570	5,057,262	0.5%
Other Securities		18,747,865	1.6%
TOTAL — IRELAND		29,389,023	2.6%
ITALY — (7.6%)
COMMON STOCKS — (7.6%)
Banca Popolare di Milano Scarl	1,012,836	5,888,515	0.5%
# Credito Bergamasco SpA	133,144	4,630,311	0.4%
Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,055,167	0.4%
Other Securities		94,528,496	8.3%
TOTAL COMMON STOCKS		110,102,489	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,299	0.0%
TOTAL — ITALY		110,114,788	9.6%
NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
*# Crucell NV	230,971	4,834,599	0.4%
# Koninklijke Bam Groep NV	415,704	4,086,654	0.4%
Nutreco Holding NV	139,331	4,781,638	0.4%
Other Securities		55,915,066	4.9%
TOTAL — NETHERLANDS		69,617,957	6.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		$39,089,365	3.4%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		18,472,602	1.6%
SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
Ebro Puleva SA	304,797	4,337,284	0.4%
Other Securities		62,601,704	5.5%
TOTAL — SPAIN		66,938,988	5.9%
SWEDEN — (4.0%)
COMMON STOCKS — (3.9%)
Other Securities		56,132,071	4.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,546,975	0.1%
TOTAL — SWEDEN		57,679,046	5.0%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Aryzta AG	265,691	7,695,303	0.7%
*# Bank Sarasin & Cie AG Series B	172,644	4,115,494	0.4%
Berner Kantonalbank AG	23,578	4,909,271	0.4%
Clariant AG	756,817	4,269,854	0.4%
# Galenica Holding AG	15,281	4,398,803	0.4%
PSP Swiss Property AG	141,111	6,632,416	0.6%
Romande Energie Holding SA	2,732	4,900,669	0.4%
Valiant Holding AG	33,293	5,855,039	0.5%
Other Securities		116,895,735	10.2%
TOTAL COMMON STOCKS		159,672,584	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		926,907	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		194,044	0.0%
TOTAL — SWITZERLAND		160,793,535	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $8,210,000 FNMA 5.00%, 08/25/18, valued at $7,605,280) to be repurchased at $7,492,040	$7,492	7,492,000	0.7%
	Shares
SECURITIES LENDING COLLATERAL — (21.5%)
§@ DFA Short Term Investment Fund LP	308,178,592	308,178,592	27.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,682,152) to be repurchased at $1,649,177	$1,649	$1,649,169	0.1%
TOTAL SECURITIES LENDING COLLATERAL		309,827,761	27.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,720,446,174)		$1,445,472,355	126.4%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (80.1%)
Consumer Discretionary — (11.1%)
Astral Media, Inc. Class A	186,347	$4,922,197	2.2%
Cogeco Cable, Inc.	59,756	1,464,731	0.7%
Corus Entertainment, Inc. Class B	278,300	3,708,179	1.6%
Dorel Industries, Inc. Class B	107,500	2,049,464	0.9%
Forzani Group, Ltd. Class A	130,900	1,429,336	0.6%
Quebecor, Inc. Class B	159,493	2,058,319	0.9%
# Reitmans Canada, Ltd.	193,400	1,969,170	0.9%
* RONA, Inc.	426,885	4,725,677	2.1%
Other Securities		9,054,995	3.9%
Total Consumer Discretionary		31,382,068	13.8%
Consumer Staples — (2.0%)
# Maple Leaf Foods, Inc.	254,000	1,792,240	0.8%
Other Securities		3,754,335	1.6%
Total Consumer Staples		5,546,575	2.4%
Energy — (16.6%)
*# Birchcliff Energy, Ltd.	336,400	1,682,987	0.7%
* Celtic Exploration, Ltd.	122,600	1,469,186	0.7%
* Nuvista Energy, Ltd.	274,221	1,817,722	0.8%
Pason Systems, Inc.	222,900	1,895,948	0.8%
# Progress Energy Resources Corp.	223,440	1,666,485	0.7%
ShawCor, Ltd.	209,500	3,827,286	1.7%
# Trican Well Service, Ltd.	391,971	3,018,699	1.3%
# Trinidad Drilling, Ltd.	389,000	1,571,256	0.7%
*# TriStar Oil and Gas, Ltd.	383,141	3,451,576	1.5%
*# Uranium One, Inc.	1,819,900	5,032,825	2.2%
Other Securities		21,665,806	9.6%
Total Energy		47,099,776	20.7%
Financials — (5.7%)
AGF Management, Ltd. Class B	348,279	3,356,414	1.5%
# Canadian Western Bank	226,200	2,530,604	1.1%
Home Capital Group, Inc.	113,700	2,623,113	1.2%
Laurentian Bank of Canada	92,400	2,230,051	1.0%
Other Securities		5,454,348	2.3%
Total Financials		16,194,530	7.1%
Health Care — (3.7%)
* MDS, Inc.	464,108	2,683,604	1.2%
*# SXC Health Solutions Corp.	84,161	1,672,923	0.7%
Other Securities		6,252,018	2.7%
Total Health Care		10,608,545	4.6%
Industrials — (6.4%)
Aecon Group, Inc.	204,400	1,944,138	0.8%
Russel Metals, Inc.	229,900	2,419,797	1.1%
* Stantec, Inc.	156,600	3,429,111	1.5%
Toromont Industries, Ltd.	214,900	4,419,380	1.9%
Transcontinental, Inc. Class A	256,564	1,526,527	0.7%
Other Securities		4,234,711	1.9%
Total Industrials		17,973,664	7.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.1%)
* Celestica, Inc.	797,607	$4,799,144	2.1%
Evertz Technologies, Ltd.	116,100	1,644,255	0.7%
*# MacDonald Dettweiler & Associates, Ltd.	129,900	3,374,591	1.5%
Other Securities		7,588,574	3.3%
Total Information Technology		17,406,564	7.6%
Materials — (27.8%)
* Alamos Gold, Inc.	347,100	2,254,274	1.0%
* Aurizon Mines, Ltd.	561,000	2,077,952	0.9%
* Canfor Corp.	330,690	1,421,637	0.6%
CCL Industries, Inc. Class B	95,640	1,844,194	0.8%
*# Equinox Minerals, Ltd.	1,631,490	2,843,794	1.3%
* HudBay Minerals, Inc.	450,121	3,021,427	1.3%
Inmet Mining Corp.	77,268	2,677,476	1.2%
*# Kirkland Lake Gold, Inc.	187,280	1,349,709	0.6%
*# Lundin Mining Corp.	783,800	1,425,330	0.6%
Methanex Corp.	359,200	4,135,932	1.8%
Nova Chemicals Corp.	340,900	1,971,181	0.9%
* Osisko Mining Corp.	356,174	1,671,478	0.7%
* Pan Amer Silver Corp.	213,700	3,520,776	1.5%
# Sherritt International Corp.	443,200	1,905,318	0.8%
*# Silver Standard Resources, Inc.	225,492	3,781,191	1.7%
*# Thompson Creek Metals Company, Inc.	474,700	3,182,435	1.4%
# West Fraser Timber Co., Ltd.	123,716	2,794,055	1.2%
Other Securities		36,713,687	16.2%
Total Materials		78,591,846	34.5%
Telecommunication Services — (0.0%)
Total Telecommunication Services		68,382	0.0%
Utilities — (0.7%)
Total Utilities		1,999,404	0.9%
TOTAL COMMON STOCKS		226,871,354	99.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,245,000 FHLMC 6.040%(r), 11/01/36, valued at $885,529) to be repurchased at $872,005	$872	872,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (19.6%)
§@ DFA Short Term Investment Fund LP	54,552,424	54,552,424	23.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $981,366) to be repurchased at $962,129	$962	962,124	0.4%
TOTAL SECURITIES LENDING COLLATERAL		55,514,548	24.3%
TOTAL INVESTMENTS — (100.0%) (Cost $521,173,060)		$283,257,902	124.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$4,881,631	0.3%
BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789	2.2%
Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309	2.0%
Other Securities		29,785,052	1.8%
TOTAL COMMON STOCKS		94,379,150	6.0%
PREFERRED STOCKS — (6.4%)
Banco Bradesco SA	1,309,241	16,268,693	1.0%
Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208	0.5%
Companhia Vale do Rio Doce Series A	1,412,691	19,838,791	1.3%
Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361	1.4%
Other Securities		44,703,637	2.9%
TOTAL PREFERRED STOCKS		111,651,690	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,897	0.0%
TOTAL — BRAZIL		206,032,737	13.1%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
# Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826	0.6%
Enersis SA Sponsored ADR	939,367	14,081,111	0.9%
Other Securities		17,572,504	1.1%
TOTAL — CHILE		41,036,441	2.6%
CHINA — (9.9%)
COMMON STOCKS — (9.9%)
# Bank of China, Ltd.	56,691,000	21,019,633	1.3%
# China Life Insurance Co., Ltd. ADR	222,627	11,788,100	0.8%
China Mobile, Ltd. Sponsored ADR	686,797	29,642,158	1.9%
China Resources Enterprise, Ltd.	5,317,000	9,363,807	0.6%
Citic Pacific, Ltd.	8,900,000	12,971,768	0.8%
CNOOC, Ltd. ADR	67,956	7,566,901	0.5%
# Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870	1.2%
PetroChina Co., Ltd. ADR	88,700	7,708,917	0.5%
Other Securities		51,316,502	3.3%
TOTAL COMMON STOCKS		170,859,656	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,082	0.0%
TOTAL — CHINA		170,870,738	10.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	301,862	12,402,657	0.8%
Telefonica 02 Czech Republic A.S.	326,466	6,949,387	0.5%
Other Securities		1,963,122	0.1%
TOTAL — CZECH REPUBLIC		21,315,166	1.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# OTP Bank NYRT	669,946	$8,628,737	0.6%
Richter Gedeon NYRT	63,817	8,332,260	0.5%
Other Securities		6,924,142	0.4%
TOTAL — HUNGARY		23,885,139	1.5%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
* HDFC Bank, Ltd.	386,733	8,576,762	0.5%
Hindustan Unilever, Ltd.	1,921,894	9,041,934	0.6%
Infosys Technologies, Ltd.	657,429	19,965,037	1.3%
* Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012	0.5%
ITC, Ltd.	2,007,345	7,620,885	0.5%
Larsen & Toubro, Ltd.	433,176	7,686,285	0.5%
Reliance Industries, Ltd.	1,030,847	37,474,495	2.4%
Other Securities		86,030,286	5.4%
TOTAL COMMON STOCKS		183,589,696	11.7%
PREFERRED STOCKS — (0.0%)
Other Securities		414,201	0.0%
TOTAL — INDIA		184,003,897	11.7%
INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Astra International Tbk	9,952,561	16,769,263	1.1%
PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277	0.7%
Other Securities		15,218,853	0.9%
TOTAL — INDONESIA		42,168,393	2.7%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
Bank Leumi Le-Israel B.M.	3,430,545	8,574,876	0.6%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493	2.4%
Other Securities		24,998,065	1.6%
TOTAL — ISRAEL		71,592,434	4.6%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192	0.4%
Other Securities		73,630,960	4.7%
TOTAL — MALAYSIA		80,600,152	5.1%
MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
# America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961	1.8%
# Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118	0.8%
Other Securities		65,340,593	4.1%
TOTAL — MEXICO		113,969,968	7.2%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,891,360	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		$20,064,688	1.3%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		229,333	0.0%
SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
Impala Platinum Holdings, Ltd.	418,504	7,996,371	0.5%
MTN Group, Ltd.	1,626,187	21,113,094	1.4%
Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841	2.4%
Other Securities		68,090,699	4.3%
TOTAL — SOUTH AFRICA		135,451,005	8.6%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850	0.6%
# LG Electronics, Inc.	88,910	7,345,038	0.5%
# POSCO	46,060	14,203,999	0.9%
Samsung Electronics Co., Ltd.	97,139	44,854,627	2.8%
# Samsung Electronics Co., Ltd. ADR	49,372	11,390,579	0.7%
SK Telecom Co., Ltd.	56,085	7,995,284	0.5%
Other Securities		111,173,511	7.1%
TOTAL — SOUTH KOREA		205,907,888	13.1%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463	0.5%
Formosa Plastics Corp.	4,721,167	8,318,334	0.5%
Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487	0.7%
Media Tek, Inc.	734,059	7,634,267	0.5%
Nan Ya Plastic Corp.	6,878,218	9,100,600	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426	2.4%
Other Securities		97,510,431	6.2%
TOTAL — TAIWAN		179,109,008	11.4%
THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		20,582,076	1.3%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		30,541,632	1.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund LP	165,849,947	165,849,947	10.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	$849,089	0.1%
TOTAL SECURITIES LENDING COLLATERAL		166,699,036	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,203,038,451)		$1,731,036,722	110.1%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,015,587	0.1%
BRAZIL — (10.3%)
COMMON STOCKS — (5.1%)
* Cyrela Brazil Realty SA	326,200	2,075,866	0.3%
* Global Village Telecom Holding SA	178,300	2,355,666	0.3%
Lojas Renner SA	273,700	2,483,237	0.3%
Natura Cosmeticos SA	177,300	2,105,941	0.3%
* Perdigao SA ADR	71,200	2,092,568	0.3%
Other Securities		30,994,557	4.2%
TOTAL COMMON STOCKS		42,107,835	5.7%
PREFERRED STOCKS — (5.2%)
Companhia Paranaense de Energia-Copel Series B	213,400	2,669,267	0.4%
Eletropaulo Metropolita SA Preferred A	248,500	3,127,607	0.4%
Klabin SA	1,412,700	2,039,394	0.3%
* Net Servicos de Comunicacao SA	400,902	3,282,014	0.4%
* Suzano Papel e Celullose SA	390,634	2,478,771	0.3%
Ultrapar Participacoes SA	263,040	7,350,628	1.0%
Other Securities		22,069,718	3.1%
TOTAL PREFERRED STOCKS		43,017,399	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		203	0.0%
TOTAL — BRAZIL		85,125,437	11.6%
CHILE — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		12,086,466	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,449	0.0%
TOTAL — CHILE		12,088,915	1.6%
CHINA — (12.4%)
COMMON STOCKS — (12.4%)
* Brilliance China Automotive Holdings, Ltd.	33,678,000	2,497,278	0.3%
# China Travel International Investment Hong Kong, Ltd.	21,347,000	3,726,049	0.5%
# China Yurun Food Group, Ltd.	2,622,000	3,105,390	0.4%
Guangdong Investment, Ltd.	5,402,000	2,218,347	0.3%
# HKC (Holdings), Ltd.	36,439,206	2,651,123	0.4%
# Hopson Development Holdings, Ltd.	3,914,000	2,992,228	0.4%
# Hunan Non-Ferrous Metal Corp., Ltd.	29,434,000	4,950,958	0.7%
Minmetals Resources, Ltd.	14,290,000	2,417,008	0.3%
*# Semiconductor Manufacturing International Corp.	223,591,000	8,462,351	1.2%
# Shenzhen International Holdings, Ltd.	99,951,800	4,987,136	0.7%
# Shenzhen Investment, Ltd.	22,480,000	6,568,033	0.9%
Sinolink Worldwide Holdings, Ltd.	25,301,300	2,101,648	0.3%
TPV Technology, Ltd.	18,340,000	6,058,059	0.8%
Weiqiao Textile Co., Ltd.	5,830,000	2,321,486	0.3%
Xinao Gas Holdings, Ltd.	2,178,000	2,977,223	0.4%
Other Securities		44,316,655	6.0%
TOTAL COMMON STOCKS		102,350,972	13.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$84,175	0.0%
TOTAL — CHINA		102,435,147	13.9%
HUNGARY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		2,854,628	0.4%
INDIA — (8.5%)
COMMON STOCKS — (8.5%)
Other Securities		70,379,627	9.6%
PREFERRED STOCKS — (0.0%)
Other Securities		34,483	0.0%
TOTAL — INDIA		70,414,110	9.6%
INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
* PT Lippo Karawaci Tbk	35,036,250	2,666,268	0.4%
Other Securities		15,236,234	2.0%
TOTAL — INDONESIA		17,902,502	2.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
* Clal Insurance Enterprise Holdings, Ltd.	267,547	3,108,315	0.4%
* Harel Insurance Investments & Finances, Ltd.	106,806	3,326,434	0.5%
Other Securities		14,134,122	1.9%
TOTAL — ISRAEL		20,568,871	2.8%
MALAYSIA — (5.3%)
COMMON STOCKS — (5.3%)
Other Securities		43,616,268	5.9%
PREFERRED STOCKS — (0.0%)
Other Securities		16,155	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		54,822	0.0%
TOTAL — MALAYSIA		43,687,245	5.9%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
# Embotelladora Arca S.A.B. de C.V.	1,909,100	4,300,522	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	2,660,913	0.4%
*# Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,941,520	0.7%
Grupo Continental S.A.B. de C.V.	3,323,559	5,873,884	0.8%
* Industrias CH S.A.B. de C.V. Series B	3,280,048	7,227,224	1.0%
# TV Azteca S.A.B. de C.V. Series A	6,581,300	2,235,716	0.3%
Other Securities		15,249,768	2.0%
TOTAL — MEXICO		42,489,547	5.8%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		9,205,530	1.3%
POLAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		17,783,042	2.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
Aveng, Ltd.	853,649	$3,264,724	0.4%
Dimension Data Holdings P.L.C.	3,458,471	2,587,466	0.4%
Foschini, Ltd.	521,461	2,759,686	0.4%
Grindrod, Ltd.	1,607,864	2,634,920	0.4%
Imperial Holdings, Ltd.	473,889	3,036,115	0.4%
JD Group, Ltd.	1,161,251	4,653,662	0.6%
Metropolitan Holdings, Ltd.	1,697,716	2,124,333	0.3%
Mr. Price Group, Ltd.	928,134	2,840,960	0.4%
Reunert, Ltd.	594,843	2,939,655	0.4%
The Spar Group, Ltd.	559,850	3,495,542	0.5%
Tongaat-Hulett, Ltd.	625,434	5,516,841	0.8%
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,237,351	0.3%
Woolworths Holdings, Ltd.	2,268,438	3,199,912	0.4%
Other Securities		32,566,324	4.3%
TOTAL — SOUTH AFRICA		73,857,491	10.0%
SOUTH KOREA — (12.9%)
COMMON STOCKS — (12.9%)
# Daelim Industrial Co., Ltd.	56,180	2,727,306	0.4%
# NCsoft Corp.	32,130	3,582,778	0.5%
Other Securities		100,427,498	13.6%
TOTAL COMMON STOCKS		106,737,582	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,596	0.0%
TOTAL — SOUTH KOREA		106,744,178	14.5%
TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
Other Securities		93,333,314	12.7%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		16,405,979	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,178	0.0%
TOTAL — THAILAND		16,433,157	2.2%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		14,704,819	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		137,672	0.0%
TOTAL — TURKEY		14,842,491	2.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,475,000 FNMA 5.00%, 06/01/23, valued at $1,374,777) to be repurchased at $1,353,007	$1,353	1,353,000	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	92,464,501	$92,464,501	12.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,192,493) to be repurchased at $3,129,910	$3,130	3,129,895	0.4%
TOTAL SECURITIES LENDING COLLATERAL		95,594,396	13.0%
TOTAL INVESTMENTS — (100.0%) (Cost $887,196,118)		$827,728,588	112.4%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (42.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	$118,300	$120,472,698
3.750%, 12/06/10	40,000	41,558,840
Federal Home Loan Bank 2.375%, 04/30/10	12,000	12,171,816
4.875%, 05/14/10	108,200	112,573,552
4.250%, 06/11/10	134,100	138,939,401
2.750%, 06/18/10	76,200	77,710,208
3.500%, 07/16/10	100,000	102,367,400
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	138,524,976
2.375%, 05/28/10	106,300	107,957,855
2.875%, 06/28/10	75,000	76,658,025
6.875%, 09/15/10	30,000	32,234,250
Federal National Mortgage Association 4.125%, 05/15/10	102,500	105,600,727
2.375%, 05/20/10	124,500	126,417,424
7.125%, 06/15/10	98,500	105,341,121
4.500%, 02/15/11	83,000	87,843,299
TOTAL AGENCY OBLIGATIONS		1,386,371,592
BONDS — (37.6%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	91,700	91,392,071
Bank of America NA 1.700%, 12/23/10	40,000	40,375,440
Bank of New York Mellon Corp. 4.950%, 01/14/11	5,000	5,170,675
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	59,000	58,811,495
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	80,400	78,480,852
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	100,000	98,044,600
Deutsche Bank AG Floating Rate Note (r) 1.909%, 06/18/10	100,000	98,495,900
General Electric Capital Corp. 5.000%, 12/01/10	10,000	10,211,450
1.625%, 01/07/11	60,000	60,403,620
General Electric Capital Corp. Floating Rate Note (r) 1.301%, 05/10/10	10,200	9,885,024
Goldman Sachs Group, Inc. 1.700%, 03/15/11	30,000	30,235,590
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	92,000	91,742,124

	Face Amount	Value†
	(000)
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	$58,000	$60,675,888
1.875%, 03/15/11	35,000	35,201,425
Landeskreditbank Baden-Wuerttemberg Foerderbank 4.250%, 09/15/10	24,400	25,118,068
Manitoba, Province of 4.450%, 04/12/10	5,450	5,620,312
Morgan Stanley 2.900%, 12/01/10	90,000	92,261,070
Nordic Investment Bank 4.875%, 03/15/11	12,291	12,620,645
Oesterreichischen Kontrollbank AG 4.250%, 10/06/10	10,000	10,288,340
Oesterreichischen Kontrollbank AG 2.875%, 03/15/11	82,000	82,965,140
Regions Bank 2.750%, 12/10/10	18,000	18,390,474
Svensk Exportkredit AB 4.000%, 06/15/10	77,000	78,618,463
4.500%, 09/27/10	13,000	13,469,131
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	93,000	92,036,799
Wal-Mart Stores, Inc. 4.125%, 07/01/10	19,343	19,870,193
TOTAL BONDS		1,220,384,789
CERTIFICATES OF DEPOSIT INTEREST BEARING — (8.9%)
Abbey National North America 3.060%, 06/04/09	55,000	55,117,716
Barclays Bank P.L.C. 3.430%, 07/10/09	80,000	80,374,984
3.430%, 08/07/09	22,000	22,129,527
Toronto Dominion Bank NY 1.900%, 10/05/09	15,000	15,085,109
1.840%, 10/06/09	70,000	70,384,342
UBS AG 3.390%, 07/13/09	45,000	45,216,167
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		288,307,845
COMMERCIAL PAPER — (10.4%)
ANZ National (International), Ltd. 3.070%, 09/04/09	30,000	29,880,090
1.605%, 11/06/09	57,000	56,571,913
Australia & New Zealand Bank 3.111%, 07/31/09	10,000	9,977,128
Nordea North America, Inc. 2.900%, 05/22/09	15,000	14,997,213
3.000%, 06/01/09	45,000	44,985,722
Societe Generale North America 3.100%, 05/01/09	19,000	18,999,905
3.145%, 05/01/09	44,000	43,999,780

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
UBS Finance Delaware LLC 3.225%, 05/22/09	$17,000	$16,996,530
Westpac Banking Corp. 3.020%, 09/04/09	103,000	102,588,309
TOTAL COMMERCIAL PAPER		338,996,590
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $12,245,000 FNMA 5.32%, 01/01/19, valued at $12,688,881) to be repurchased at $12,501,066	12,501	12,501,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,220,312,860)		$3,246,561,816

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	4,085	$4,067,202
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	26,280	27,099,910
Ontario, Province of Canada (u) 3.125%, 09/08/10	89,000	90,882,884
TOTAL — CANADA		117,982,794
FRANCE — (0.9%)
BONDS — (0.9%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	26,500	26,482,563
GERMANY — (11.6%)
BONDS — (11.6%)
Deutche Bank AG Floating Rate Note (u)(r) 1.738%, 02/16/10	90,000	88,967,520
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	58,677,357
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	53,200	55,654,435
(u) 1.875%, 03/15/11	19,755	19,886,568
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 4.250%, 09/15/10	25,000	25,735,725
(u) 3.250%, 10/29/10	34,000	34,515,780
(u) 2.500%, 02/14/11	29,000	29,151,728
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	25,000	26,039,175
(u) 4.875%, 02/14/11	9,100	9,582,346
TOTAL — GERMANY		348,210,634
NETHERLANDS — (2.4%)
BONDS — (2.4%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	8,648	8,853,416
(u) 3.375%, 01/18/11	15,000	15,326,295
Deutsche Bahn Finance (u) 5.125%, 01/05/11	48,385	50,020,606
TOTAL — NETHERLANDS		74,200,317
SPAIN — (3.0%)
BONDS — (3.0%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	5,638,000	57,206,205
(u) 4.625%, 10/26/10	26,300	27,338,114
(u) 3.000%, 03/15/11	5,000	5,108,715
TOTAL — SPAIN		89,653,034

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.7%)
BONDS — (1.7%)
Inter-American Development Bank (j) 1.900%, 07/08/09	5,000,000	$50,811,093
SWEDEN — (1.1%)
BONDS — (1.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	5,767	5,888,217
Sweden Kingdom (u) 4.500%, 02/07/11	25,000	26,341,450
TOTAL — SWEDEN		32,229,667
UNITED KINGDOM — (0.2%)
BONDS — (0.2%)
BP Capital Markets P.L.C. (u) 4.750%, 11/10/10	5,814	6,025,554
UNITED STATES — (74.7%)
AGENCY OBLIGATIONS — (38.1%)
Federal Farm Credit Bank 2.750%, 05/04/10	$20,100	20,469,157
Federal Home Loan Bank 4.875%, 05/14/10	48,200	50,148,292
4.250%, 06/11/10	125,100	129,614,609
2.750%, 06/18/10	103,400	105,449,285
3.500%, 07/16/10	20,000	20,473,480
3.375%, 08/13/10	102,300	105,383,117
4.375%, 10/22/10	60,000	62,766,480
1.625%, 01/21/11	100,000	100,898,600
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	100,000	101,559,600
2.875%, 06/28/10	115,000	117,542,305
4.750%, 01/18/11	20,000	21,204,840
Federal National Mortgage Association 4.125%, 05/15/10	105,400	108,588,455
2.375%, 05/20/10	80,000	81,232,080
7.125%, 06/15/10	100,000	106,945,300
4.500%, 02/15/11	13,500	14,287,765
TOTAL AGENCY OBLIGATIONS		1,146,563,365
BONDS — (19.3%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	84,000	83,717,928
Bank of America Corp. 4.500%, 08/01/10	5,092	5,022,072
1.700%, 12/23/10	80,000	80,750,880
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	93,400	93,101,587

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	$25,000	$24,511,150
General Electric Capital Corp. 1.625%, 01/07/11	40,000	40,269,080
Georgia Power Co. Floating Rate Note (r) 1.866%, 03/17/10	49,700	49,951,730
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	90,000	89,747,730
Morgan Stanley 2.900%, 12/01/10	20,000	20,502,460
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	50,000	49,482,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.397%, 09/23/09	44,000	43,548,120
TOTAL BONDS		580,604,887
CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.5%)
Barclays Bank P.L.C. 3.430%, 07/10/09	60,000	60,281,238
3.430%, 08/07/09	40,000	40,235,504
BNP Paribas Finance, Inc. 3.190%, 08/14/09	76,000	76,426,140
Nordea Bank Finland 1.650%, 01/28/10	40,000	39,982,880

	Face Amount	Value†
	(000)
Toronto Dominion Bank 1.900%, 10/05/09	$50,000	$50,283,695
1.650%, 01/28/10	40,000	40,224,816
UBS AG 3.390%, 07/13/09	100,000	100,480,370
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		407,914,643
COMMERCIAL PAPER — (3.8%)
Australia & New Zealand Bank 3.111%, 07/31/09	25,000	24,942,820
Westpac Banking Corp. 1.370%, 01/15/10	90,000	88,974,954
TOTAL COMMERCIAL PAPER		113,917,774
TOTAL — UNITED STATES		2,249,000,669
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,230,000 $FNMA 5.00%, 08/25/18, valued at 11,329,180 $) to be repurchased at $11,161,059	11,161	11,161,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,957,790,249)		$3,009,824,527

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $434,422, $1,067,948, $1,049,081, and $232,966 of securities on loan, respectively)	$2,831,491	$6,045,433	$4,614,471	$978,538
Temporary Cash Investments at Value & Cost	73,662	18,099	13,331	5,478
Collateral Received from Securities on Loan at Value & Cost	451,342	1,103,701	1,108,475	250,932
Foreign Currencies at Value	—	—	17,108	1,401
Cash	8,574	—	16	15
Receivables:
Investment Securities Sold	—	28,016	30,380	49
Dividends and Interest	4,118	9,319	26,243	10,388
Securities Lending Income	291	976	2,521	463
Fund Shares Sold	1,171	26	2,860	—
Futures Margin Variation	160	—	—	—
Prepaid Expenses and Other Assets	20	18	185	4
Total Assets	3,370,829	7,205,588	5,815,590	1,247,268
LIABILITIES:
Payables:
Upon Return of Securities Loaned	451,342	1,103,701	1,108,475	250,932
Investment Securities Purchased	3,324	22,059	28,500	—
Fund Shares Redeemed	—	941	981	51
Due to Advisor	59	485	739	83
Accrued Expenses and Other Liabilities	320	275	298	72
Total Liabilities	455,045	1,127,461	1,138,993	251,138
NET ASSETS	$2,915,784	$6,078,127	$4,676,597	$996,130
Investments at Cost	$3,168,206	$6,106,001	$4,667,940	$1,425,247
Foreign Currencies at Cost	$—	$—	$16,150	$1,412

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $74,017, $38,256, $294,911 and $51,797 of securities on loan, respectively)	$422,792	$555,822	$1,128,152	$226,871
Temporary Cash Investments at Value & Cost	51	663	7,492	872
Collateral Received from Securities on Loan at Value & Cost	82,674	43,749	309,828	55,515
Foreign Currencies at Value	3,188	1,564	3,154	121
Cash	16	16	16	16
Receivables:
Investment Securities Sold	49	1,543	10	—
Dividends, Interest, and Tax Reclaims	915	4,685	5,330	128
Securities Lending Income	118	47	592	55
Fund Shares Sold	—	—	15	—
Prepaid Expenses and Other Assets	—	1	2	—
Total Assets	509,803	608,090	1,454,591	283,578
LIABILITIES:
Payables:
Upon Return of Securities Loaned	82,674	43,749	309,828	55,515
Investment Securities Purchased	31	882	1,239	—
Fund Shares Redeemed	34	46	—	—
Due to Advisor	34	44	89	17
Accrued Expenses and Other Liabilities	53	41	99	20
Total Liabilities	82,826	44,762	311,255	55,552
NET ASSETS	$426,977	$563,328	$1,143,336	$228,026
Investments at Cost	$629,258	$808,125	$1,403,126	$464,786
Foreign Currencies at Cost	$3,114	$1,555	$3,114	$115

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $155,674, $58,065, $0, and $0 of securities on loan, respectively)	$1,563,134	$730,782	$3,234,061	$2,998,664
Temporary Cash Investments at Value & Cost	1,204	1,353	12,501	11,161
Collateral Received from Securities on Loan at Value & Cost	166,699	95,594	—	—
Foreign Currencies at Value	2,586	802	—	30
Cash	15	27	1	16
Receivables:
Investment Securities Sold	2,111	194	17,999	27,023
Dividends, Interest, and Tax Reclaims	5,707	2,862	29,732	30,563
Securities Lending Income	258	134	—	—
Fund Shares Sold	826	3,035	785	3,047
Unrealized Gain on Forward Currency Contracts	—	—	—	605
Prepaid Expenses and Other Assets	2	—	12	12
Total Assets	1,742,542	834,783	3,295,091	3,071,121
LIABILITIES:
Payables:
Upon Return of Securities Loaned	166,699	95,594	—	—
Investment Securities Purchased	1,636	2,035	15,134	19,931
Due to Advisor	125	115	136	126
Deferred Thailand Capital Gains Tax	1,050	242	—	—
Accrued Expenses and Other Liabilities	170	90	115	119
Total Liabilities	169,680	98,076	15,385	20,176
NET ASSETS	$1,572,862	$736,707	$3,279,706	$3,050,945
Investments at Cost	$1,035,135	$790,249	$3,207,812	$2,946,629
Foreign Currencies at Cost	$2,497	$820	$—	$28

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $20, $6,887, and $877, respectively)	$41,161	$89,932	$71,843	$11,676
Interest	61	148	181	18
Income from Securities Lending	2,245	5,817	7,172	3,996
Total Investment Income	43,467	95,897	79,196	15,690
Expenses
Investment Advisory Services Fees	348	2,859	4,232	517
Accounting & Transfer Agent Fees	161	320	243	68
S&P 500® Fees	128	—	—	—
Custodian Fees	25	34	283	96
Shareholders' Reports	21	46	40	7
Directors'/Trustees' Fees & Expenses	24	47	30	8
Professional Fees	41	80	80	13
Other	21	39	55	23
Total Expenses	769	3,425	4,963	732
Net Investment Income (Loss)	42,698	92,472	74,233	14,958
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(322,564)	(26,775)	(12,086)
Futures	(6,605)	7,204	(1,124)	1,131
Foreign Currency Transactions	—	—	442	1,672
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(484,081)	(52,510)	(4,519)
Futures	8,098	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(597)	(719)
Net Realized and Unrealized Gain (Loss)	(322,465)	(799,470)	(80,564)	(14,521)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,767)	$(706,998)	$(6,331)	$437

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $135, $3, $2,187, and $275, respectively)	$7,546	$12,263	$13,800	$1,585
Interest	16	12	61	4
Income from Securities Lending	1,024	243	2,607	435
Total Investment Income	8,586	12,518	16,468	2,024
Expenses
Investment Advisory Services Fees	192	245	507	101
Accounting & Transfer Agent Fees	33	39	67	23
Custodian Fees	129	20	136	33
Shareholders' Reports	5	5	10	2
Directors'/Trustees' Fees & Expenses	2	4	7	2
Professional Fees	10	10	19	3
Other	19	9	24	7
Total Expenses	390	332	770	171
Net Investment Income (Loss)	8,196	12,186	15,698	1,853
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(16,373)	(9,429)	(31,857)
Futures	(432)	534	(476)	(322)
Foreign Currency Transactions	(264)	(970)	(658)	(237)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	39,799	26,304	47,953
Futures	(3)	(1)	(10)	—
Translation of Foreign Currency Denominated Amounts	137	(163)	118	13
Nets Realized and Unrealized Gain (Loss)	25,804	22,826	15,849	15,550
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,000	$35,012	$31,547	$17,403

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,595, $753, $0, and $0, respectively)	$15,256	$8,368	—	—
Interest	66	20	$42,999	$39,384
Income from Securities Lending	1,914	1,222	—	—
Total Investment Income	17,236	9,610	42,999	39,384
Expenses
Investment Advisory Services Fees	714	590	812	780
Accounting & Transfer Agent Fees	90	44	185	181
Custodian Fees	445	252	17	67
Shareholders' Reports	15	6	17	17
Directors'/Trustees' Fees & Expenses	9	3	29	28
Professional Fees	43	19	29	29
Other	25	28	17	17
Total Expenses	1,341	942	1,106	1,119
Net Investment Income (Loss)	15,895	8,668	41,893	38,265
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(33,761)	1,773	3,497
Futures	(2,515)	(446)	—	—
Foreign Currency Transactions	(906)	139	—	25,335
In-Kind Redemptions	17,805 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	182,305	37,598	8,234
Futures	(32)	(10)	—	—
Translation of Foreign Currency Denominated Amounts	100	118	—	571
Change in Deferred Thailand Capital Gains Tax	(263)	(84)	—	—
Net Realized and Unrealized Gain (Loss)	123,295	148,261	39,371	37,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,190	$156,929	$81,264	$75,902

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series			The U.S. Large Cap Value Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,698	$84,705	$94,262	$92,472	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(126,174)	10,206	(322,564)	(422,637)	(118,412)
Futures	(6,605)	(22,232)	3,585	7,204	(1,861)	—
In-Kind Redemptions	—	24,362 *	529,199 *	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(1,591,847)	(217,829)	(484,081)	(3,601,292)	(150,559)
Futures	8,098	1,195	(216)	(29)	29	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,767)	(1,629,991)	419,207	(706,998)	(3,807,474)	(121,980)
Transactions in Interest:
Contributions	244,705	696,520	616,294	482,905	1,370,762	1,783,358
Withdrawals	(322,806)	(299,226)*	(1,482,132)*	(437,143)	(983,247)*†	(368,362)†
Net Increase (Decrease) from Transactions in Interest	(78,101)	397,294	(865,838)	45,762	387,515	1,414,996
Total Increase (Decrease) in Net Assets	(357,868)	(1,232,697)	(446,631)	(661,236)	(3,419,959)	1,293,016
Net Assets
Beginning of Period	3,273,652	4,506,349	4,952,980	6,739,363	10,159,322	8,866,306
End of Period	$2,915,784	$3,273,652	$4,506,349	$6,078,127	$6,739,363	$10,159,322

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series				The Japanese Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007		Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)				(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613		$14,958	$32,246	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522		(12,086)	(68,518)	51,317
Futures	(1,124)	(1,153)	—		1,131	(16)	—
Foreign Currency Transactions	442	(4,593)	2,498		1,672	(321)	(227)
In-Kind Redemptions	—	103,024 *	—		—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307		(4,519)	(374,750)	(103,081)
Futures	—	19	—		—	—	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)		(719)	495	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760		437	(409,239)	(22,207)
Transactions in Interest:
Contributions	299,341	927,878	1,731,698		28,597	64,727	227,009
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†	(95,868)	(97,345)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709		(67,271)	(32,618)	141,306
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469		(66,834)	(441,857)	119,099
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252		1,062,964	1,504,821	1,385,722
End of Period	$4,676,597	$4,700,337	$9,638,721		$996,130	$1,062,964	$1,504,821

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,196	$37,740	$36,380	$12,186	$34,127	$33,556
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(38,746)	111,215	(16,373)	10,543	42,995
Futures	(432)	(283)	—	534	—	—
Foreign Currency Transactions	(264)	(1,429)	874	(970)	(1,788)	397
In-Kind Redemptions	—	4,018 *	—	—	6,873 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	(649,251)	232,165	39,799	(643,213)	(51,516)
Futures	(3)	3	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	137	(121)	(25)	(163)	222	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,000	(648,069)	380,609	35,012	(593,235)	25,422
Transactions in Interest:
Contributions	5,144	50,371	123,444	1,493	52,563	36,898
Withdrawals	(53,404)	(166,219)*	(48,526)	(28,567)	(62,518)*	(21,566)
Net Increase (Decrease) from Transactions in Interest	(48,260)	(115,848)	74,918	(27,074)	(9,955)	15,332
Total Increase (Decrease) in Net Assets	(14,260)	(763,917)	455,527	7,938	(603,190)	40,754
Net Assets
Beginning of Period	441,237	1,205,154	749,627	555,390	1,158,580	1,117,826
End of Period	$426,977	$441,237	$1,205,154	$563,328	$555,390	$1,158,580

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,698	$63,045	$48,296	$1,853	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,429)	(48,434)	151,648	(31,857)	(20,515)	1,663
Futures	(476)	(358)	—	(322)	—	—
Foreign Currency Transactions	(658)	(76)	559	(237)	(433)	(413)
In-Kind Redemptions	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	26,304	(1,158,591)	126,217	47,953	(279,292)	(6,570)
Futures	(10)	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	118	(386)	83	13	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,547	(1,128,227)	326,803	17,403	(299,650)	(4,939)
Transactions in Interest:
Contributions	64,985	131,960	103,548	—	341,843	222,468
Withdrawals	(64,781)	(148,270)*	(49,423)	(22,250)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	204	(16,310)	54,125	(22,250)	318,994	218,468
Total Increase (Decrease) in Net Assets	31,751	(1,144,537)	380,928	(4,847)	19,344	213,529
Net Assets
Beginning of Period	1,111,585	2,256,122	1,875,194	232,873	213,529	—
End of Period	$1,143,336	$1,111,585	$2,256,122	$228,026	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,895	$82,436	$76,347	$8,668	$33,406	$23,921
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(59,927)	143,019	(33,761)	(9,181)	107,316
Futures	(2,515)	(361)	—	(446)	(439)	—
Foreign Currency Transactions	(906)	(1,036)	(111)	139	(1,324)	(336)
In-Kind Redemptions	17,805 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	(1,612,126)	859,017	182,305	(796,299)	279,364
Futures	(32)	32	—	(10)	10	—
Translation of Foreign Currency Denominated Amounts	100	(139)	(27)	118	(182)	76
Change in Deferred Thailand Capital Gains Tax	(263)	2,797	(884)	(84)	1,377	(450)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,190	(1,588,324)	1,077,361	156,929	(772,632)	409,891
Transactions in Interest:
Contributions	71,468	197,789	481,891	62,725	137,703	360,040
Withdrawals	(262,320)*	(692,731)	(266,433)	(49,326)	(324,263)	(147,889)
Net Increase (Decrease) from Transactions in Interest	(190,852)	(494,942)	215,458	13,399	(186,560)	212,151
Total Increase (Decrease) in Net Assets	(51,662)	(2,083,266)	1,292,819	170,328	(959,192)	622,042
Net Assets
Beginning of Period	1,624,524	3,707,790	2,414,971	566,379	1,525,571	903,529
End of Period	$1,572,862	$1,624,524	$3,707,790	$736,707	$566,379	$1,525,571

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA One-Year Fixed Income Series			The DFA Two-Year Global Fixed Income Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,893	$102,095	$157,046	$38,265	$86,439	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	1,773	(1,438)	(74)	3,497	62	(3,439)
Foreign Currency Transactions	—	—	—	25,335	77,256	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	37,598	(8,430)	(2,138)	8,234	(51,296)	24,384
Translation of Foreign Currency Denominated Amounts	—	—	—	571	(11,788)	56,392
Net Increase (Decrease) in Net Assets Resulting from Operations	81,264	92,227	154,834	75,902	100,673	147,970
Transactions in Interest:
Contributions	193,662	749,285	1,322,342	65,372	243,154	722,901
Withdrawals	(220,592)	(845,284)†	(667,163)†	(355,177)	(381,074)†	(137,550)†
Net Increase (Decrease) from Transactions in Interest	(26,930)	(95,999)	655,179	(289,805)	(137,920)	585,351
Total Increase (Decrease) in Net Assets	54,334	(3,772)	810,013	(213,903)	(37,247)	733,321
Net Assets
Beginning of Period	3,225,372	3,229,144	2,419,131	3,264,848	3,302,095	2,568,774
End of Period	$3,279,706	$3,225,372	$3,229,144	$3,050,945	$3,264,848	$3,302,095

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The U.S. Large Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.23	)%(C)	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$2,915,784		$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.09	%(B)	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	5	%(C)	6	%(C)	13%*	4%	6%	2%	8%
	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA International Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%
	The Japanese Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(0.15	)%(C)	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$996,130		$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.91	%(B)	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	3	%(C)	10	%(C)	9%	9%	6%	5%	16%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	10.46	%(C)	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$426,977		$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	4.30	%(B)	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	13	%(C)	20	%(C)	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	7.29	%(C)	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$563,328		$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.02	%(B)	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	7	%(C)	25	%(C)	12%	8%	12%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.96	%(C)	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,143,336		$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.12	%(B)	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	5	%(C)	18	%(C)	12%	7%	18%	9%	11%

	The Canadian Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	10.42	%(C)	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$228,026		$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.85	%(B)	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	11	%(C)	21	%(C)	6	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	11.29	%(C)	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,572,862		$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.24	%(B)	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	12	%(C)	19	%(C)	7%	11%	9%	2%	1%
	The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	27.25	%(C)	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$736,707		$566,379		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.96	%(B)	3.07	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	5	%(C)	19	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA One-Year Fixed Income Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.51	%(C)	2.79	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,279,706		$3,225,372		$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.60	%(B)	3.26	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	10	%(C)	31	%(C)	28%	28%	40%	154%	143%
	The DFA Two-Year Global Fixed Income Series†
	Six Months Ended, April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.42	%(C)	3.02	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,050,945		$3,264,848		$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	2.79	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	12	%(C)	17	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which twelve are included in this section of the report, (collectively, the "Series") and two are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The U.S. Large Cap Value Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,831,491	$525,004	—	$3,356,495	$10,475	—	—	$10,475
The U.S. Large Cap Value Series	6,045,433	1,121,800	—	7,167,233	—	—	—	—
The DFA International Value Series	1,264,771	4,471,506	—	5,736,277	—	—	—	—
The Japanese Small Company Series	6,060	1,228,888	—	1,234,948	—	—	—	—
The Asia Pacific Small Company Series	2,918	502,599	—	505,517	—	—	—	—
The United Kingdom Small Company Series	36	600,198	—	600,234	—	—	—	—
The Continental Small Company Series	7,487	1,437,985	—	1,445,472	—	—	—	—
The Canadian Small Company Series	226,870	56,388	—	283,258	—	—	—	—
The Emerging Markets Series	556,013	1,175,024	—	1,731,037	—	—	—	—
The Emerging Markets Small Cap Series	157,719	670,010	—	827,729	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,246,562	—	3,246,562	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,009,825	—	3,009,825	—	$605	—	605

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The DFA Two-Year Global Fixed Income Series does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$72
The U.S. Large Cap Value Series	149
The DFA International Value Series	110
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	10
The United Kingdom Small Company Series	13
The Continental Small Company Series	26
The Canadian Small Company Series	5
The Emerging Markets Series	37
The Emerging Markets Small Cap Series	15
The DFA One-Year Fixed Income Series	84
The DFA Two-Year Global Fixed Income Series	81

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$150,910	$218,620
The U.S. Large Cap Value Series	—	—	1,349,297	1,096,477
The DFA International Value Series	—	—	483,633	343,951
The Japanese Small Company Series	—	—	32,161	77,867
The Asia Pacific Small Company Series	—	—	50,360	79,169
The United Kingdom Small Company Series	—	—	32,977	33,459
The Continental Small Company Series	—	—	92,128	51,616
The Canadian Small Company Series	—	—	21,899	39,497
The Emerging Markets Series	—	—	176,215	260,884
The Emerging Markets Small Cap Series	—	—	75,249	31,591
The DFA One-Year Fixed Income Series	$369,241	$177,352	573,733	39,690
The DFA Two-Year Global Fixed Income Series	397,447	217,203	499,948	60,357

F.  Federal Income Taxes:

No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25
The Emerging Markets Series	108	—
The Emerging Markets Small Cap Series	199	—

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,001,115	$458,175	$(1,102,795)	$(644,620)
The U.S. Large Cap Value Series	7,230,014	449,084	(511,865)	(62,781)
The DFA International Value Series	5,790,472	304,876	(359,071)	(54,195)
The Japanese Small Company Series	1,683,747	42,330	(491,129)	(448,799)
The Asia Pacific Small Company Series	715,547	52,218	(262,248)	(210,030)
The United Kingdom Small Company Series	856,843	51,451	(308,060)	(256,609)
The Continental Small Company Series	1,721,981	166,127	(442,636)	(276,509)
The Canadian Small Company Series	521,173	3,987	(241,902)	(237,915)
The Emerging Markets Series	1,204,431	575,596	(48,990)	526,606
The Emerging Markets Small Cap Series	888,823	151,204	(212,298)	(61,094)
The DFA One-Year Fixed Income Series	3,220,313	34,195	(7,946)	26,249
The DFA Two-Year Global Fixed Income Series	2,957,790	55,787	(3,752)	52,035

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue

Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/13/09	16,564,536	Japanese Yen	$168,601	$167,996	$605
			$168,601	$167,996	$605

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 Index®	06/19/2009	347	$75,473	$10,475	$7,808

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	2.48%	$8,245	10	$6	$14,732
The U.S. Large Cap Value Series	1.88%	14,285	3	2	31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$11,088	8	$2	$18,062
The Japanese Small Company Series	0.94%	1,743	9	—	10,042
The Asia Pacific Small Company Series	0.92%	385	10	—	972
The United Kingdom Small Company Series	1.10%	151	1	—	151
The Continental Small Company Series	0.97%	1,282	6	—	1,624
The Emerging Markets Series	0.93%	3,459	32	3	6,731
The Emerging Markets Small Cap Series	0.93%	4,370	9	1	5,819

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended April 30, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in kind redemptions.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the DFA Short-Term Extended Quality Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of many Funds compared favorably with their peer groups over various performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the

Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 26, 2008 (the "June Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Short-Term Extended Quality Portfolio (the "Extended Quality Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the June Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Extended Quality Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Extended Quality Portfolio, including the resources of the Advisor to be dedicated to the Extended Quality Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Extended Quality Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Extended Quality Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Extended Quality Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Extended Quality Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Extended Quality Portfolio, and the resources of the Advisor dedicated to the Extended Quality Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Extended Quality Portfolio. The Board noted that the services that were proposed to be provided to the Extended Quality Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Extended Quality Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Extended Quality Portfolio, and compared the fees to be charged to the Extended Quality Portfolio by the Advisor to the fees charged by the

Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Extended Quality Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Extended Quality Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Extended Quality Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Extended Quality Portfolio had not yet commenced investment operations, there was no investment performance for either the Extended Quality Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Extended Quality Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Extended Quality Portfolio was in the best interests of the Portfolio and its shareholders.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043009-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc.

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	4

Schedules of Investments/Summary Schedules of Portfolio Holdings

Tax-Managed U.S. Marketwide Value Portfolio	5

Tax-Managed U.S. Equity Portfolio	5

Tax-Managed U.S. Targeted Value Portfolio	6

Tax-Managed U.S. Small Cap Portfolio	8

Tax-Managed DFA International Value Portfolio	10

Statements of Assets and Liabilities	13

Statements of Operations	15

Statements of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	22

The DFA Investment Trust Company

Disclosure of Fund Expenses	31

Disclosure of Portfolio Holdings	32

Summary Schedules of Portfolio Holdings

The Tax-Managed U.S. Marketwide Value Series	33

The Tax-Managed U.S. Equity Series	35

Statements of Assets and Liabilities	37

Statements of Operations	38

Statements of Changes in Net Assets	39

Financial Highlights	40

Notes to Financial Statements	41

Voting Proxies on Fund Portfolio Securities	46

Board Approval of Investment Advisory Agreements	47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$908.80	0.40%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01

2

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$914.00	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$885.30	0.46%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$901.30	0.55%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.55%	$2.76
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$983.30	0.56%	$2.75
Hypothetical 5% Annual Return	$1,000.00	$1,022.02	0.56%	$2.81

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Tax-Managed U.S. Targeted Value Portfolio	16.6%	3.3%	7.3%	28.1%	7.2%	14.5%	15.9%	6.1%	0.5%	0.5%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	15.7%	4.5%	3.9%	17.9%	13.1%	16.4%	20.0%	4.7%	1.2%	2.6%	—	100.0%
Tax-Managed DFA International Value Portfolio	11.7%	5.0%	6.5%	44.5%	0.2%	10.2%	3.7%	9.3%	6.2%	2.5%	0.2%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
APRIL 30, 2009
(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,325,871,235
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,725,133,747)	$1,325,871,235

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$967,356,224
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $934,528,888)	$967,356,224

See accompanying Notes to Financial Statements.
5

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.9%)
Consumer Discretionary — (13.7%)
*# AutoNation, Inc.	412,136	$7,298,929	0.5%
# Bob Evans Farms, Inc.	219,781	5,329,689	0.4%
Foot Locker, Inc.	423,473	5,035,094	0.4%
*# Mohawk Industries, Inc.	153,400	7,257,354	0.5%
Whirlpool Corp.	117,954	5,326,803	0.4%
Other Securities		201,558,416	14.3%
Total Consumer Discretionary		231,806,285	16.5%
Consumer Staples — (3.0%)
Del Monte Foods Co.	713,356	5,385,838	0.4%
Other Securities		45,742,336	3.2%
Total Consumer Staples		51,128,174	3.6%
Energy — (5.9%)
Cimarex Energy Co.	276,334	7,433,385	0.5%
* Mariner Energy, Inc.	533,200	6,067,816	0.4%
* Plains Exploration & Production Co.	277,643	5,239,123	0.4%
# Tesoro Petroleum Corp.	359,016	5,474,994	0.4%
* Whiting Petroleum Corp.	181,168	5,935,064	0.4%
Other Securities		69,795,766	5.0%
Total Energy		99,946,148	7.1%
Financials — (23.5%)
American Financial Group, Inc.	277,266	4,874,336	0.4%
Aspen Insurance Holdings, Ltd.	206,615	4,871,982	0.4%
* CNA Surety Corp.	241,846	4,655,535	0.3%
Comerica, Inc.	277,200	5,815,656	0.4%
# Community Bank System, Inc.	294,258	4,840,544	0.4%
Fidelity National Financial, Inc.	261,074	4,733,272	0.3%
First American Corp.	198,075	5,561,946	0.4%
# First Horizon National Corp.	456,376	5,252,896	0.4%
First Niagara Financial Group, Inc.	460,963	6,241,439	0.4%
# Harleysville Group, Inc.	238,282	6,891,115	0.5%
Infinity Property & Casualty Corp.	141,271	4,978,390	0.4%
*# Navigators Group, Inc.	101,452	4,603,892	0.3%
NewAlliance Bancshares, Inc.	533,508	6,887,588	0.5%
Odyssey Re Holdings Corp.	285,770	10,942,133	0.8%
Old Republic International Corp.	573,555	5,374,210	0.4%
# Prosperity Bancshares, Inc.	168,014	4,665,749	0.3%
Reinsurance Group of America, Inc.	159,148	5,059,315	0.4%
Selective Insurance Group, Inc.	316,488	4,671,363	0.3%
Transatlantic Holdings, Inc.	179,018	6,790,153	0.5%
White Mountains Insurance Group, Ltd.	25,436	4,866,416	0.4%
Other Securities		283,984,259	19.9%
Total Financials		396,562,189	28.1%
Health Care — (5.9%)
*# Community Health Systems, Inc.	287,300	6,561,932	0.5%
* King Pharmaceuticals, Inc.	779,471	6,142,231	0.4%
Omnicare, Inc.	341,925	8,790,892	0.6%
* Watson Pharmaceuticals, Inc.	181,939	5,629,193	0.4%
Other Securities		71,417,642	5.1%
Total Health Care		98,541,890	7.0%

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.2%)
Applied Industrial Technologies, Inc.	272,225	$6,125,063	0.4%
# GATX Corp.	170,900	5,145,799	0.4%
*# Hertz Global Holdings, Inc.	704,289	4,789,165	0.4%
*# Owens Corning, Inc.	268,753	4,810,679	0.4%
# Regal-Beloit Corp.	121,678	4,943,777	0.4%
Ryder System, Inc.	255,543	7,075,986	0.5%
Other Securities		156,362,412	10.9%
Total Industrials		189,252,881	13.4%
Information Technology — (13.4%)
* Arrow Electronics, Inc.	351,411	7,991,086	0.6%
* IAC/InterActiveCorp	403,904	6,470,542	0.5%
* Ingram Micro, Inc.	428,471	6,221,399	0.5%
* Sandisk Corp.	371,916	5,846,520	0.4%
*# SYNNEX Corp.	215,600	4,641,868	0.3%
Other Securities		194,708,731	13.7%
Total Information Technology		225,880,146	16.0%
Materials — (5.5%)
MeadWestavco Corp.	311,900	4,884,354	0.4%
* OM Group, Inc.	169,000	4,708,340	0.3%
Reliance Steel & Aluminum Co.	206,415	7,272,000	0.5%
Other Securities		75,720,448	5.4%
Total Materials		92,585,142	6.6%
Other — (0.0%)
Total Other		294	0.0%
Telecommunication Services — (0.4%)
Total Telecommunication Services		7,331,206	0.5%
Utilities — (0.4%)
* Mirant Corp.	374,268	4,764,432	0.4%
Other Securities		1,889,835	0.1%
Total Utilities		6,654,267	0.5%
TOTAL COMMON STOCKS		1,399,688,622	99.3%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,719,638	6,719,638	0.5%
SECURITIES LENDING COLLATERAL — (16.7%)
§@ DFA Short Term Investment Fund LP	280,514,892	280,514,892	19.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,956,721 GNMA 7.000%, 12/15/36, valued at $1,724,383) to be repurchased at $1,674,166	$1,674	1,674,158	0.1%
TOTAL SECURITIES LENDING COLLATERAL		282,189,050	20.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,025,902,897)		$1,688,597,310	119.8%

See accompanying Notes to Financial Statements.
7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.4%)
Consumer Discretionary — (12.4%)
*# 99 Cents Only Stores	220,576	$2,368,986	0.3%
# Aaron's, Inc.	54,100	1,815,596	0.2%
Buckle, Inc.	43,950	1,642,411	0.2%
# Cato Corp. Class A	68,132	1,309,497	0.2%
Fred's, Inc.	101,430	1,385,534	0.2%
* Helen of Troy, Ltd.	82,200	1,311,090	0.2%
*# Hot Topic, Inc.	117,194	1,434,455	0.2%
*# Jarden Corp.	92,875	1,866,787	0.2%
*# Meritage Homes Corp.	72,962	1,518,339	0.2%
Monro Muffler Brake, Inc.	52,428	1,309,127	0.2%
# Penske Automotive Group, Inc.	152,209	2,016,769	0.2%
Phillips-Van Heusen Corp.	47,987	1,393,063	0.2%
* Sally Beauty Holdings, Inc.	223,311	1,652,501	0.2%
# Thor Industries, Inc.	58,991	1,356,203	0.2%
Other Securities		111,458,937	12.8%
Total Consumer Discretionary		133,839,295	15.7%
Consumer Staples — (3.7%)
Casey's General Stores, Inc.	55,700	1,482,177	0.2%
*# Collective Brands, Inc.	91,420	1,327,418	0.2%
Diamond Foods, Inc.	52,904	1,385,556	0.2%
J & J Snack Foods Corp.	37,199	1,441,833	0.2%
*# National Beverage Corp.	130,659	1,375,839	0.2%
* NBTY, Inc.	77,011	1,995,355	0.2%
*# TreeHouse Foods, Inc.	53,953	1,434,610	0.2%
Weis Markets, Inc.	39,350	1,455,556	0.2%
Other Securities		27,956,495	3.1%
Total Consumer Staples		39,854,839	4.7%
Energy — (2.9%)
# World Fuel Services Corp.	43,100	1,643,403	0.2%
Other Securities		29,976,390	3.5%
Total Energy		31,619,793	3.7%
Financials — (14.3%)
*# AmeriCredit Corp.	170,800	1,737,036	0.2%
# BancFirst Corp.	33,575	1,433,652	0.2%
*# PHH Corp.	80,981	1,358,861	0.2%
Safety Insurance Group, Inc.	41,390	1,367,939	0.2%
* Stifel Financial Corp.	31,000	1,526,130	0.2%
# Trustmark Corp.	81,319	1,767,875	0.2%
Unitrin, Inc.	82,180	1,397,060	0.2%
Wesbanco, Inc.	79,092	1,573,140	0.2%
Other Securities		142,161,713	16.5%
Total Financials		154,323,406	18.1%
Health Care — (10.1%)
*# Salix Pharmaceuticals, Ltd.	137,067	1,507,737	0.2%
*# Thoratec Corp.	51,358	1,492,463	0.2%
Other Securities		106,294,217	12.4%
Total Health Care		109,294,417	12.8%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
*# Allegiant Travel Co.	46,248	$2,406,746	0.3%
*# Beacon Roofing Supply, Inc.	115,640	1,838,676	0.2%
* Marten Transport, Ltd.	64,705	1,341,982	0.2%
# Werner Enterprises, Inc.	84,242	1,377,357	0.2%
Other Securities		128,589,524	15.0%
Total Industrials		135,554,285	15.9%
Information Technology — (15.6%)
* 3Com Corp.	336,245	1,361,792	0.2%
*# Arris Group, Inc.	166,606	1,777,686	0.2%
*# CyberSource Corp.	118,987	1,738,400	0.2%
*# Digital River, Inc.	39,478	1,516,745	0.2%
Pegasystems, Inc.	85,828	1,499,415	0.2%
* Skyworks Solutions, Inc.	201,245	1,779,006	0.2%
*# STEC, Inc.	150,349	1,443,350	0.2%
Other Securities		157,016,899	18.3%
Total Information Technology		168,133,293	19.7%
Materials — (3.9%)
AK Steel Holding Corp.	100,772	1,311,044	0.2%
# NewMarket Corp.	27,175	1,712,025	0.2%
NL Industries, Inc.	138,859	1,681,582	0.2%
Westlake Chemical Corp.	80,800	1,510,960	0.2%
# Worthington Industries, Inc.	89,250	1,329,825	0.2%
Other Securities		34,743,621	4.0%
Total Materials		42,289,057	5.0%
Other — (0.0%)
Total Other		312	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,175,095	1.1%
Utilities — (2.1%)
# New Jersey Resources Corp.	44,243	1,456,480	0.2%
Other Securities		21,567,050	2.5%
Total Utilities		23,023,530	2.7%
TOTAL COMMON STOCKS		847,107,322	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		235	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,999,548	5,999,548	0.7%
SECURITIES LENDING COLLATERAL — (21.0%)
§@ DFA Short Term Investment Fund LP	225,854,951	225,854,951	26.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,517,565 FNMA 7.000%, 12/01/37, valued at $1,388,377) to be repurchased at $1,347,945	$1,348	1,347,939	0.2%
TOTAL SECURITIES LENDING COLLATERAL		227,202,890	26.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,152,787,780)		$1,080,309,995	126.8%

See accompanying Notes to Financial Statements.
9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.4%)
COMMON STOCKS — (3.4%)
Commonwealth Bank of Australia	394,419	$10,077,863	0.8%
Wesfarmers, Ltd.	412,319	6,774,263	0.5%
Other Securities		28,935,312	2.3%
TOTAL — AUSTRALIA		45,787,438	3.6%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,251,132	0.2%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,547,641	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		47	0.0%
TOTAL — BELGIUM		9,547,688	0.8%
CANADA — (8.1%)
COMMON STOCKS — (8.1%)
Bank of Montreal	307,333	10,173,178	0.8%
Goldcorp, Inc.	355,694	9,723,237	0.8%
Manulife Financial Corp.	451,778	7,693,060	0.6%
Petro-Canada	266,400	8,407,462	0.7%
Sun Life Financial, Inc.	488,350	11,417,887	0.9%
Toronto Dominion Bank	235,841	9,308,733	0.7%
Other Securities		52,963,186	4.2%
TOTAL — CANADA		109,686,743	8.7%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		11,882,048	0.9%
FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,514,305	0.9%
FRANCE — (9.6%)
COMMON STOCKS — (9.5%)
* AXA SA	948,963	15,944,194	1.3%
* AXA SA Sponsored ADR	403,078	6,924,880	0.5%
BNP Paribas SA	522,726	27,518,322	2.2%
# Compagnie de Saint-Gobain	256,189	9,190,840	0.7%
Credit Agricole SA	447,505	6,543,219	0.5%
Societe Generale Paris	184,736	9,441,593	0.7%
Vivendi SA	509,113	13,689,579	1.1%
Other Securities		38,746,019	3.1%
TOTAL COMMON STOCKS		127,998,646	10.1%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,850,311	0.2%
TOTAL — FRANCE		129,848,957	10.3%
GERMANY — (9.6%)
COMMON STOCKS — (9.6%)
Allianz SE	188,633	17,378,296	1.4%
Bayerische Motoren Werke AG	219,378	7,601,254	0.6%
# Daimler AG	505,191	18,014,433	1.4%
Deutsche Telekom AG	920,799	11,238,913	0.9%
Deutsche Telekom AG Sponsored ADR	681,300	7,412,544	0.6%
E.ON AG	731,253	24,545,525	1.9%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	109,310	$15,103,394	1.2%
Other Securities		28,842,048	2.3%
TOTAL — GERMANY		130,136,407	10.3%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		574,495	0.0%
HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cheung Kong Holdings, Ltd.	892,000	9,281,328	0.7%
Hutchison Whampoa, Ltd.	1,321,000	7,746,816	0.6%
Sun Hung Kai Properties, Ltd.	657,000	6,783,494	0.5%
Other Securities		15,811,860	1.3%
TOTAL — HONG KONG		39,623,498	3.1%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,545	0.0%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Intesa Sanpaolo SpA	2,175,138	6,929,690	0.6%
Other Securities		19,785,195	1.5%
TOTAL — ITALY		26,714,885	2.1%
JAPAN — (15.9%)
COMMON STOCKS — (15.9%)
# FUJIFILM Holdings Corp.	363,000	9,339,355	0.7%
Hitachi, Ltd.	2,287,000	7,991,507	0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,692,543	0.7%
Sony Corp. Sponsored ADR	349,404	9,035,587	0.7%
Other Securities		180,436,958	14.3%
TOTAL — JAPAN		215,495,950	17.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ArcelorMittal	414,889	9,718,514	0.8%
Koninklijke Philips Electronics NV	762,083	13,750,263	1.1%
Other Securities		19,209,484	1.5%
TOTAL — NETHERLANDS		42,678,261	3.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		760,069	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,298,889	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,184,555	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	1,086,900	6,909,788	0.6%
Other Securities		12,360,110	0.9%
TOTAL — SINGAPORE		19,269,898	1.5%
SPAIN — (5.5%)
COMMON STOCKS — (5.5%)
Banco Santander Central Hispano SA	3,419,617	32,893,114	2.6%
Banco Santander SA Sponsored ADR	1,081,007	9,891,214	0.8%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	384,926	$7,316,563	0.6%
Other Securities		24,390,102	1.9%
TOTAL — SPAIN		74,490,993	5.9%
SWEDEN — (3.0%)
COMMON STOCKS — (3.0%)
# Nordea Bank AB	2,166,737	16,116,941	1.3%
Other Securities		24,369,172	1.9%
TOTAL — SWEDEN		40,486,113	3.2%
SWITZERLAND — (7.5%)
COMMON STOCKS — (7.5%)
* Compagnie Financiere Richemont SA Series A	393,600	7,046,071	0.6%
Credit Suisse Group AG	616,112	24,075,520	1.9%
Credit Suisse Group AG Sponsored ADR	198,516	7,599,193	0.6%
Holcim, Ltd.	165,528	8,395,979	0.7%
* UBS AG	490,135	6,732,735	0.5%
Zurich Financial Services AG	121,786	22,631,556	1.8%
Other Securities		25,306,040	1.9%
TOTAL — SWITZERLAND		101,787,094	8.0%
UNITED KINGDOM — (16.4%)
COMMON STOCKS — (16.4%)
Aviva P.L.C.	1,629,227	7,501,029	0.6%
HSBC Holdings P.L.C. Sponsored ADR	1,131,364	40,276,558	3.2%
Royal Dutch Shell P.L.C. ADR	574,907	26,158,268	2.1%
Sainsbury (J.) P.L.C.	1,385,100	6,712,237	0.5%
Vodafone Group P.L.C.	15,557,592	28,594,421	2.3%
Vodafone Group P.L.C. Sponsored ADR	1,130,930	20,752,566	1.6%
William Morrison Supermarkets P.L.C.	2,028,411	7,347,551	0.6%
Other Securities		84,361,326	6.6%
TOTAL — UNITED KINGDOM		221,703,956	17.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,920,000 FNMA 5.00%, 08/25/18, valued at $4,557,610) to be repurchased at $4,490,024	$4,490	4,490,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund LP	99,859,595	99,859,595	7.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,542,935) to be repurchased at $2,493,086	$2,493	2,493,074	0.2%
TOTAL SECURITIES LENDING COLLATERAL		102,352,669	8.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,614,738,557)		$1,352,626,588	106.8%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,325,871	$967,356	—
Investments at Value (including $0, $0, and $265,538 of securities on loan, respectively)	—	—	$1,399,688
Temporary Cash Investments at Value & Cost	—	—	6,720
Collateral Received from Securities on Loan at Value & Cost	—	—	282,189
Receivables:
Investment Securities Sold/Affiliated Investment Companies Purchased	—	171	—
Dividends and Interest	—	—	547
Securities Lending Income	—	—	212
Fund Shares Sold	2,627	706	5,756
Prepaid Expenses and Other Assets	103	74	121
Total Assets	1,328,601	968,307	1,695,233
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	282,189
Investment Securities Purchased	1,678	—	1,531
Fund Shares Redeemed	950	877	1,919
Due to Advisor	157	95	461
Accrued Expenses and Other Liabilities	86	65	106
Total Liabilities	2,871	1,037	286,206
NET ASSETS	$1,325,730	$967,270	$1,409,027
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	140,192,811	103,779,963	111,780,296
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.46	$9.32	$12.61
Investments in Affiliated Investment Companies at Cost	$1,725,134	$934,529	$—
Investments at Cost	$—	$—	$1,736,994
NET ASSETS CONSIST OF:
Paid-In Capital	$1,967,760	$1,414,385	$2,006,233
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	5,974	3,226	1,366
Accumulated Net Realized Gain (Loss)	(248,741)	(483,168)	(261,266)
Net Unrealized Appreciation (Depreciation)	(399,263)	32,827	(337,306)
NET ASSETS	$1,325,730	$967,270	$1,409,027
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $213,889 and $95,177 of securities on loan, respectively)	$847,108	$1,245,784
Temporary Cash Investments at Value & Cost	5,999	4,490
Collateral Received from Securities on Loan at Value & Cost	227,203	102,353
Foreign Currencies at Value	—	3,838
Cash	—	15
Receivables:
Investment Securities Sold	54	7,844
Dividends, Interest, and Tax Reclaims	378	9,167
Securities Lending Income	243	209
Fund Shares Sold	580	2,630
Prepaid Expenses and Other Assets	76	59
Total Assets	1,081,641	1,376,389
LIABILITIES:
Payables:
Upon Return of Securities Loaned	227,203	102,353
Investment Securities Purchased	1,576	6,439
Fund Shares Redeemed	642	793
Due to Advisor	333	498
Accrued Expenses and Other Liabilities	69	118
Total Liabilities	229,823	110,201
NET ASSETS	$851,818	$1,266,188
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	60,244,049	123,870,629
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.14	$10.22
Investments at Cost	$919,586	$1,507,896
Foreign Currencies at Cost	$—	$3,741
NET ASSETS CONSIST OF:
Paid-In Capital	$1,131,771	$1,687,823
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	837	10,974
Accumulated Net Realized Gain (Loss)	(208,312)	(170,125)
Net Unrealized Foreign Exchange Gain (Loss)	—	(469)
Net Unrealized Appreciation (Depreciation)	(72,478)	(262,015)
NET ASSETS	$851,818	$1,266,188
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$18,017	$13,222	$10,134
Interest	122	83	115
Income from Securities Lending	1,933	1,078	1,727
Expenses Allocated from Affiliated Investment Companies	(1,385)	(379)	—
Total Investment Income	18,687	14,004	11,976
Expenses
Investment Advisory Services Fees	—	—	2,642
Administrative Services Fees	929	734	—
Accounting & Transfer Agent Fees	19	16	92
Custodian Fees	—	—	25
Filing Fees	39	31	43
Shareholders' Reports	25	17	29
Directors'/Trustees' Fees & Expenses	10	9	11
Professional Fees	11	8	30
Other	14	9	20
Total Expenses	1,047	824	2,892
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(136)	—
Net Expenses	1,047	688	2,892
Net Investment Income (Loss)	17,640	13,316	9,084
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(130,019)	(277,830)	(217,382)
Futures	1,628	2,732	1,204
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(52,981)	147,809	8,569
Futures	(12)	—	(13)
Net Realized and Unrealized Gain (Loss)	(181,384)	(127,289)	(207,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(163,744)	$(113,973)	$(198,538)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $2,074, respectively)	$4,592	$20,851
Interest	67	41
Income from Securities Lending	2,017	653
Total Investment Income	6,676	21,545
Expenses
Investment Advisory Services Fees	1,949	2,843
Accounting & Transfer Agent Fees	61	86
Custodian Fees	33	88
Filing Fees	30	38
Shareholders' Reports	19	26
Directors'/Trustees' Fees & Expenses	7	8
Professional Fees	18	28
Other	15	28
Total Expenses	2,132	3,145
Net Investment Income (Loss)	4,544	18,400
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(159,925)	(154,449)
Futures	(1,022)	(264)
Foreign Currency Transactions	—	367
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	41,035	98,614
Futures	(8)	(2)
Translation of Foreign Currency Denominated Amounts	—	(153)
Net Realized and Unrealized Gain (Loss)	(119,920)	(55,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,376)	$(37,487)

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio			Tax-Managed U.S. Equity Portfolio			Tax-Managed U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,640	$42,142	$41,019	$13,316	$27,966	$27,394	$9,084	$24,799	$32,533
Net Realized Gain (Loss) on:
Investment Securities Sold	(130,019)	(117,785)	139,228	(277,830)	(142,472)	10,874	(217,382)	(42,385)	167,039
Futures	1,628	(1,959)	—	2,732	—	—	1,204	(2,493)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(52,981)	(943,227)	(180,378)	147,809	(530,593)	73,457	8,569	(869,703)	(423,757)
Futures	(12)	11	—	—	—	—	(13)	13	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(163,744)	(1,020,818)	(131)	(113,973)	(645,099)	111,725	(198,538)	(889,769)	(224,185)
Distributions From:
Net Investment Income	(20,856)	(44,833)	(39,785)	(15,175)	(30,460)	(25,931)	(14,148)	(21,993)	(30,833)
Net Long-Term Gains	—	(36,063)	—	—	—	—	—	(152,308)	(284,595)
Total Distributions	(20,856)	(80,896)	(39,785)	(15,175)	(30,460)	(25,931)	(14,148)	(174,301)	(315,428)
Capital Share Transactions (1):
Shares Issued	605,353	910,672	613,164	403,449	612,783	385,068	669,955	1,332,158	691,351
Shares Issued in Lieu of Cash Distributions	20,161	77,490	36,864	13,259	28,458	25,647	14,019	170,820	304,575
Shares Redeemed	(691,941)	(1,057,534)	(368,048)	(588,620)	(521,164)	(160,308)	(725,035)	(1,681,828)	(754,382)
Net Increase (Decrease) from Capital Share Transactions	(66,427)	(69,372)	281,980	(171,912)	120,077	250,407	(41,061)	(178,850)	241,544
Total Increase (Decrease) in Net Assets	(251,027)	(1,171,086)	242,064	(301,060)	(555,482)	336,201	(253,747)	(1,242,920)	(298,069)
Net Assets
Beginning of Period	1,576,757	2,747,843	2,505,779	1,268,330	1,823,812	1,487,611	1,662,774	2,905,694	3,203,763
End of Period	$1,325,730	$1,576,757	$2,747,843	$967,270	$1,268,330	$1,823,812	$1,409,027	$1,662,774	$2,905,694
(1) Shares Issued and Redeemed:
Shares Issued	67,534	63,309	33,160	44,049	45,772	24,964	56,982	69,006	27,123
Shares Issued in Lieu of Cash Distributions	2,305	4,802	2,019	1,480	2,012	1,685	1,198	8,130	12,193
Shares Redeemed	(78,595)	(76,114)	(20,036)	(64,233)	(42,430)	(10,356)	(61,800)	(87,563)	(30,452)
	(8,756)	(8,003)	15,143	(18,704)	5,354	16,293	(3,620)	(10,427)	8,864
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$5,974	$9,190	$11,940	$3,226	$5,085	$7,579	$1,366	$6,430	$3,626

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio			Tax-Managed DFA International Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,544	$13,988	$11,947	$18,400	$80,461	$75,534
Net Realized Gain (Loss) on:
Investment Securities Sold	(159,925)	(44,705)	182,553	(154,449)	(12,092)	225,699
Futures	(1,022)	(1,909)	—	(264)	(2,244)	—
Foreign Currency Transactions	—	—	—	367	(391)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	41,035	(533,613)	(217,967)	98,614	(1,307,758)	116,793
Futures	(8)	8	—	(2)	2	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(153)	(455)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	(115,376)	(566,231)	(23,467)	(37,487)	(1,242,477)	418,483
Distributions From:
Net Investment Income	(6,976)	(13,009)	(11,189)	(16,895)	(87,425)	(61,441)
Net Short-Term Gains	—	—	—	—	—	(119)
Net Long-Term Gains	—	(140,329)	—	—	(217,882)	(108,595)
Total Distributions	(6,976)	(153,338)	(11,189)	(16,895)	(305,307)	(170,155)
Capital Share Transactions (1):
Shares Issued	355,246	600,180	344,218	530,560	840,715	480,977
Shares Issued in Lieu of Cash Distributions	6,818	151,576	11,049	16,405	294,717	162,246
Shares Redeemed	(465,289)	(734,037)	(194,404)	(619,624)	(1,053,689)	(402,964)
Net Increase (Decrease) from Capital Share Transactions	(103,225)	17,719	160,863	(72,659)	81,743	240,259
Total Increase (Decrease) in Net Assets	(225,577)	(701,850)	126,207	(127,041)	(1,466,041)	488,587
Net Assets
Beginning of Period	1,077,395	1,779,245	1,653,038	1,393,229	2,859,270	2,370,683
End of Period	$851,818	$1,077,395	$1,779,245	$1,266,188	$1,393,229	$2,859,270
(1) Shares Issued and Redeemed:
Shares Issued	27,080	28,781	12,633	55,802	54,627	22,796
Shares Issued in Lieu of Cash Distributions	517	6,564	412	1,688	16,014	8,062
Shares Redeemed	(35,399)	(36,092)	(7,188)	(65,700)	(69,078)	(19,134)
	(7,802)	(747)	5,857	(8,210)	1,563	11,724
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$837	$3,269	$2,350	$10,974	$9,469	$18,976

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.12	(A)	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.10)	(6.66)	(0.16)	2.39	1.96	2.13	2.02	(1.02)	(5.19)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(0.98)	(6.39)	0.11	2.63	2.14	2.24	2.06	(0.90)	(4.96)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.15)	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.14)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	—	(0.24)	—	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.15)	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.14)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$9.46	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$9.32	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(9.12	)%(C)	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(8.60	)%(C)	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$1,325,730	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$967,270	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.40	%(B)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.40	%(B)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.25	%(B)	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.87	%(B)	1.93	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	2.75	%(B)	1.76	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.07	(A)	0.19	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.74)	(7.29)	(1.87)	3.90	2.68	4.09	5.86	(1.64)	(7.87)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(1.66)	(7.09)	(1.62)	4.12	2.77	4.18	5.90	(1.57)	(7.68)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.14)	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.12)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	—	(1.41)	(2.44)	(2.14)	(0.39)	—	—	—	(2.17)	—	—	—	—	—
Total Distributions	(0.14)	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(0.12)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$12.61	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$14.14	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(11.47	)%(C)	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(9.87	)%(C)	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$1,409,027	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$851,818	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.46	%(B)	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.55	%(B)	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	1.07	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	1.18	%(B)	0.98	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	27	%(C)	40	%(C)	28%	35%	21%	21%	13%	24	%(C)	39	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Tax-Managed DFA International Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.55	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24

Income From Investment Operations

Net Investment Income (Loss)	0.15	(A)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)		(9.60)		2.76		4.71		1.90		2.93	2.59
Total From Investment Operations	(0.18)		(9.01)		3.35		5.25		2.23		3.15	2.76

Less Distributions

Net Investment Income	(0.15)		(0.64)		(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	—		(1.71)		(0.92)	(0.21)	—	—	—
Total Distributions	(0.15)		(2.35)		(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$10.22		$10.55		$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(1.67	)%(C)	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$1,266,188		$1,393,229		$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.56	%(B)	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	3.76	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	18	%(C)	24	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At April 30, 2009, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 72% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock

22

Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$1,325,871	—	—	$1,325,871
Tax-Managed U.S. Equity Portfolio	967,356	—	—	967,356
Tax-Managed U.S. Targeted Value Portfolio	1,406,368	$282,229	—	1,688,597
Tax-Managed U.S. Small Cap Portfolio	853,034	227,276	—	1,080,310
Tax-Managed DFA International Value Portfolio	361,739	990,888	—	1,352,627

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of

23

exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the six months ended April 30, 2009, the Portfolios' investment advisory services fees were

24

accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the six months ended April 30, 2009, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets of each Feeder Fund.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, Tax-Managed U.S. Equity Portfolio had approximately $639 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding April 30, 2012.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid to the CCO by the Fund were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$32
Tax-Managed U.S. Equity Portfolio	25
Tax-Managed U.S. Targeted Value Portfolio	33
Tax-Managed U.S. Small Cap Portfolio	20
Tax-Managed DFA International Value Portfolio	30

25

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$353,529	$366,563
Tax-Managed U.S. Small Cap Portfolio	189,350	274,675
Tax-Managed DFA International Value Portfolio	212,228	270,999

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Tax-Managed U.S. Marketwide Value Portfolio	—	$(59)	$59
Tax-Managed U.S. Targeted Value Portfolio	—	(2)	2
Tax-Managed U.S. Small Cap Portfolio	—	(60)	60
Tax-Managed DFA International Value Portfolio	$2,139	(2,543)	404

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
2008	44,892	$36,004	80,896
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
2008	30,460	—	30,460

26

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Targeted Value Portfolio
2006	$22,689	$235,961	$258,650
2007	33,610	298,723	332,333
2008	21,996	152,305	174,301
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed DFA International Value Portfolio	$2,140	—	$2,140

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$9,225	—	$(120,399)	$(111,174)
Tax-Managed U.S. Equity Portfolio	5,109	—	(207,345)	(202,236)
Tax-Managed U.S. Targeted Value Portfolio	6,466	—	(43,968)	(37,502)
Tax-Managed U.S. Small Cap Portfolio	3,291	—	(46,001)	(42,710)
Tax-Managed DFA International Value Portfolio	9,504	—	(12,590)	(3,086)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	$120,399	$120,399
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	142,157	207,345
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	43,968	43,968

27

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	$46,001	$46,001
Tax-Managed DFA International Value Portfolio	—	—	—	—	12,590	12,590

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,726,593	$121,349	$(522,071)	$(400,722)
Tax-Managed U.S. Equity Portfolio	935,732	126,188	(94,564)	31,624
Tax-Managed U.S. Targeted Value Portfolio	2,026,270	159,005	(496,678)	(337,673)
Tax-Managed U.S. Small Cap Portfolio	1,153,362	138,381	(211,433)	(73,052)
Tax-Managed DFA International Value Portfolio	1,619,509	81,417	(348,299)	(266,882)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the

28

contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

At April 30, 2009, the Portfolios had no outstanding futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	2.00%	$3,152	16	$3	$8,485
Tax-Managed U.S. Small Cap Portfolio	2.14%	2,672	17	3	9,441

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	1.08%	$4,908	23	$3	$21,408

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the

29

expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

L.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	88%
Tax-Managed U.S. Equity Portfolio	2	76%
Tax-Managed U.S. Targeted Value Portfolio	3	95%
Tax-Managed U.S. Small Cap Portfolio	3	94%
Tax-Managed DFA International Value Portfolio	3	92%

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$909.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$915.30	0.08%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

31

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials
The Tax-Managed U.S. Marketwide Value Series	19.4%	4.4%	15.3%	29.2%	4.3%	11.0%
The Tax-Managed U.S. Equity Series	10.8%	13.1%	11.4%	10.7%	14.4%	10.5%

	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	7.0%	3.0%	5.9%	0.5%	100.0%
The Tax-Managed U.S. Equity Series	18.2%	3.7%	3.7%	3.5%	100.0%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
# Carnival Corp.	688,708	$18,512,471	1.0%
Comcast Corp. Class A	3,570,978	55,207,320	3.0%
Comcast Corp. Special Class A	1,432,185	21,024,476	1.1%
# Disney (Walt) Co.	871,029	19,075,535	1.0%
* Liberty Media Corp. - Entertainment Class A	578,364	14,083,163	0.8%
# News Corp. Class A	1,864,745	15,402,794	0.8%
# News Corp. Class B	855,872	7,805,553	0.4%
*# Sears Holdings Corp.	137,330	8,579,005	0.5%
Time Warner Cable, Inc.	693,942	22,365,751	1.2%
Time Warner, Inc.	1,534,860	33,505,994	1.8%
# Tyco Electronics, Ltd.	549,298	9,579,757	0.5%
Other Securities		144,404,888	7.9%
Total Consumer Discretionary		369,546,707	20.0%
Consumer Staples — (3.4%)
# Archer-Daniels-Midland Co.	437,789	10,778,365	0.6%
Kraft Foods, Inc.	1,175,778	27,513,205	1.5%
Other Securities		40,430,368	2.1%
Total Consumer Staples		78,721,938	4.2%
Energy — (12.0%)
# Anadarko Petroleum Corp.	845,068	36,388,628	2.0%
Apache Corp.	314,001	22,878,113	1.2%
# Chesapeake Energy Corp.	618,000	12,180,780	0.7%
ConocoPhillips	1,496,850	61,370,850	3.3%
Devon Energy Corp.	437,831	22,701,537	1.2%
Marathon Oil Corp.	856,737	25,445,089	1.4%
Noble Energy, Inc.	175,300	9,948,275	0.5%
Valero Energy Corp.	738,360	14,649,062	0.8%
XTO Energy, Inc.	295,376	10,237,732	0.6%
Other Securities		65,123,700	3.5%
Total Energy		280,923,766	15.2%
Financials — (23.0%)
Allstate Corp.	501,660	11,703,728	0.6%
# Bank of America Corp.	3,628,599	32,403,389	1.8%
Chubb Corp.	390,477	15,209,079	0.8%
# CME Group, Inc.	67,810	15,009,743	0.8%
# JPMorgan Chase & Co.	2,495,918	82,365,294	4.5%
Loews Corp.	747,772	18,612,045	1.0%
# MetLife, Inc.	847,339	25,208,335	1.4%
Morgan Stanley	654,746	15,478,195	0.8%
Prudential Financial, Inc.	463,538	13,386,977	0.7%
The Travelers Companies, Inc.	769,714	31,666,034	1.7%
# Unum Group	530,100	8,661,834	0.5%
# Wells Fargo & Co.	529,123	10,587,751	0.6%
Other Securities		257,914,239	13.9%
Total Financials		538,206,643	29.1%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (3.4%)
*# Boston Scientific Corp.	982,220	$8,260,470	0.5%
* Thermo Fisher Scientific, Inc.	321,928	11,293,234	0.6%
*# WellPoint, Inc.	440,420	18,832,359	1.0%
Other Securities		40,534,742	2.2%
Total Health Care		78,920,805	4.3%
Industrials — (8.4%)
Burlington Northern Santa Fe Corp.	248,329	16,757,241	0.9%
CSX Corp.	562,627	16,648,133	0.9%
# FedEx Corp.	184,382	10,318,017	0.6%
General Electric Co.	1,495,212	18,914,432	1.0%
Norfolk Southern Corp.	333,288	11,891,716	0.7%
Tyco International, Ltd.	456,370	10,843,351	0.6%
# Union Pacific Corp.	489,811	24,069,313	1.3%
Other Securities		88,367,203	4.7%
Total Industrials		197,809,406	10.7%
Information Technology — (5.1%)
*# Computer Sciences Corp.	225,553	8,336,439	0.5%
# Motorola, Inc.	2,108,701	11,661,117	0.6%
Other Securities		100,023,856	5.4%
Total Information Technology		120,021,412	6.5%
Materials — (2.5%)
Weyerhaeuser Co.	311,975	11,000,239	0.6%
Other Securities		46,652,954	2.5%
Total Materials		57,653,193	3.1%
Other — (0.0%)
Total Other		54	0.0%
Telecommunication Services — (4.7%)
AT&T, Inc.	2,510,122	64,309,326	3.5%
*# Sprint Nextel Corp.	3,528,077	15,382,416	0.8%
# Verizon Communications, Inc.	695,830	21,111,482	1.2%
Other Securities		8,246,498	0.4%
Total Telecommunication Services		109,049,722	5.9%
Utilities — (0.4%)
Total Utilities		8,428,300	0.4%
TOTAL COMMON STOCKS		1,839,281,946	99.4%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124	0.5%
SECURITIES LENDING COLLATERAL — (20.9%)
§@ DFA Short Term Investment Fund LP	486,939,237	486,939,237	26.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133	0.2%
TOTAL SECURITIES LENDING COLLATERAL		489,845,370	26.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,873,646,622)		$2,338,337,440	126.4%

34

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.7%)
Consumer Discretionary — (8.8%)
*# Amazon.com, Inc.	40,400	$3,253,008	0.4%
Disney (Walt) Co.	212,657	4,657,188	0.5%
Home Depot, Inc.	181,230	4,769,974	0.5%
Lowe's Companies, Inc.	163,790	3,521,485	0.4%
# McDonald's Corp.	146,759	7,820,787	0.8%
Target Corp.	81,634	3,368,219	0.4%
Other Securities		77,652,077	7.9%
Total Consumer Discretionary		105,042,738	10.9%
Consumer Staples — (10.5%)
Altria Group, Inc.	273,915	4,473,032	0.5%
Coca-Cola Co.	247,656	10,661,591	1.1%
Colgate-Palmolive Co.	66,200	3,905,800	0.4%
CVS Caremark Corp.	164,647	5,232,482	0.6%
Kraft Foods, Inc.	165,324	3,868,582	0.4%
PepsiCo, Inc.	173,379	8,627,339	0.9%
Philip Morris International, Inc.	203,100	7,352,220	0.8%
# Procter & Gamble Co.	394,651	19,511,545	2.0%
Wal-Mart Stores, Inc.	481,796	24,282,518	2.5%
Other Securities		37,247,211	3.7%
Total Consumer Staples		125,162,320	12.9%
Energy — (9.2%)
Chevron Corp.	222,444	14,703,548	1.5%
ConocoPhillips	133,273	5,464,193	0.6%
Exxon Mobil Corp.	550,543	36,704,702	3.8%
Occidental Petroleum Corp.	89,688	5,048,538	0.5%
# Schlumberger, Ltd.	106,000	5,192,940	0.6%
Other Securities		42,292,165	4.3%
Total Energy		109,406,086	11.3%
Financials — (8.8%)
Goldman Sachs Group, Inc.	47,700	6,129,450	0.7%
JPMorgan Chase & Co.	411,332	13,573,956	1.4%
# Wells Fargo & Co.	342,268	6,848,783	0.7%
Other Securities		79,114,971	8.1%
Total Financials		105,667,160	10.9%
Health Care — (11.6%)
Abbott Laboratories	214,935	8,995,030	0.9%
*# Amgen, Inc.	118,471	5,742,289	0.6%
Baxter International, Inc.	67,165	3,257,503	0.4%
Bristol-Myers Squibb Co.	276,740	5,313,408	0.6%
Eli Lilly & Co.	102,975	3,389,937	0.4%
*# Gilead Sciences, Inc.	127,568	5,842,614	0.6%
Johnson & Johnson	322,193	16,870,025	1.8%
Medtronic, Inc.	102,004	3,264,128	0.4%
# Merck & Co., Inc.	224,214	5,434,947	0.6%
Pfizer, Inc.	559,690	7,477,458	0.8%
Schering-Plough Corp.	226,423	5,212,257	0.6%
Wyeth	142,266	6,032,078	0.6%
Other Securities		62,341,224	6.1%
Total Health Care		139,172,898	14.4%
Industrials — (8.4%)
# 3M Co.	61,623	3,549,485	0.4%
# United Parcel Service, Inc.	71,350	3,734,459	0.4%
United Technologies Corp.	100,874	4,926,686	0.5%
Other Securities		88,191,569	9.1%
Total Industrials		100,402,199	10.4%

35

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.5%)
*# Apple, Inc.	87,230	$10,976,151	1.2%
* Cisco Sytems, Inc.	612,100	11,825,772	1.2%
* Google, Inc.	23,960	9,487,441	1.0%
Hewlett-Packard Co.	271,400	9,764,972	1.0%
Intel Corp.	621,020	9,799,696	1.0%
International Business Machines Corp.	143,487	14,809,293	1.6%
Microsoft Corp.	802,200	16,252,572	1.7%
# Oracle Corp.	540,651	10,456,190	1.1%
QUALCOMM, Inc.	164,670	6,968,834	0.7%
Other Securities		72,946,288	7.4%
Total Information Technology		173,287,209	17.9%
Materials — (3.0%)
# Monsanto Co.	51,870	4,403,244	0.5%
Other Securities		31,125,342	3.2%
Total Materials		35,528,586	3.7%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	699,221	17,914,042	1.9%
Verizon Communications, Inc.	304,525	9,239,289	1.0%
Other Securities		8,727,138	0.8%
Total Telecommunication Services		35,880,469	3.7%
Utilities — (2.9%)
Total Utilities		34,628,900	3.6%
TOTAL COMMON STOCKS		964,178,571	99.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		240	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,835,771	5,835,771	0.6%
SECURITIES LENDING COLLATERAL — (18.8%)
§@ DFA Short Term Investment Fund LP	223,979,899	223,979,899	23.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by$1,483,872 FNMA 6.000%, 08/01/37 & 7.000%, 12/01/37, valued at $1,376,851) to be repurchased at $1,336,754	$1,337	1,336,748	0.1%
TOTAL SECURITIES LENDING COLLATERAL		225,316,647	23.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,162,503,851)		$1,195,331,229	123.6%

36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $463,725 and $217,395 of securities on loan, respectively)	$1,839,282	$964,179
Temporary Cash Investments at Value & Cost	9,210	5,836
Collateral Received from Securities on Loan at Value & Cost	489,845	225,316
Receivables:
Investment Securities Sold	1,750	—
Dividends and Interest	2,286	1,358
Securities Lending Income	392	88
Fund Shares Sold	3,657	—
Prepaid Expenses and Other Assets	6	4
Total Assets	2,346,428	1,196,781
LIABILITIES:
Payables:
Upon Return of Securities Loaned	489,845	225,316
Investment Securities Purchased	6,917	3,840
Fund Shares Redeemed	—	171
Due to Advisor	292	39
Accrued Expenses and Other Liabilities	101	58
Total Liabilities	497,155	229,424
NET ASSETS	$1,849,273	$967,357
Investments at Cost	$2,374,591	$931,351

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$24,457	$13,222
Interest	165	83
Income from Securities Lending	2,622	1,079
Total Investment Income	27,244	14,384
Expenses
Investment Advisory Services Fees	1,685	245
Accounting & Transfer Agent Fees	102	63
Custodian Fees	22	29
Shareholders' Reports	11	6
Directors'/Trustees' Fees & Expenses	14	9
Professional Fees	29	15
Other	21	12
Total Expenses	1,884	379
Net Investment Income (Loss)	25,360	14,005
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)	(277,830)
Futures	2,064	2,732
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)	147,810
Futures	(16)	—
Net Realized and Unrealized Gain (Loss)	(235,321)	(127,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(209,961)	$(113,283)

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series			The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,360	$63,704	$63,884	$14,005	$30,373	$30,009
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)	(152,733)	197,904	(277,830)	(142,472)	10,874
Futures	2,064	(2,752)	—	2,732	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)	(1,321,745)	(257,139)	147,810	(530,594)	73,456
Futures	(16)	16	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,961)	(1,413,510)	4,649	(113,283)	(642,693)	114,339
Transactions in Interest:
Contributions	274,448	457,034	478,784	75,505	296,257	253,998
Withdrawals	(405,938)	(711,380)	(146,412)	(263,373)	(209,089)	(32,090)
Net Increase (Decrease) from Transactions in Interest	(131,490)	(254,346)	332,372	(187,868)	87,168	221,908
Total Increase (Decrease) in Net Assets	(341,451)	(1,667,856)	337,021	(301,151)	(555,525)	336,247
Net Assets
Beginning of Period	2,190,724	3,858,580	3,521,559	1,268,508	1,824,033	1,487,786
End of Period	$1,849,273	$2,190,724	$3,858,580	$967,357	$1,268,508	$1,824,033

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.08	)%(C)	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%
Net Assets, End of Period (thousands)	$1,849,273		$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.04	%(B)	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%
Portfolio Turnover Rate	23	%(C)	40	%(C)	21%	21%	12%	5%	6%

	The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.47	)%(C)	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$967,357		$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.89	%(B)	1.91	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	19	%(C)	13	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

41

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Series	$1,848,485	$489,852	—	$2,338,337
Tax-Managed U.S. Equity Series	970,005	225,326	—	1,195,331

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid to the CCO by the Trust were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

42

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$44
The Tax-Managed U.S. Equity Series	25

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$393,405	$435,137
The Tax-Managed U.S. Equity Series	185,107	325,451

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,874,453	$170,491	$(706,607)	$(536,116)
The Tax-Managed U.S. Equity Series	1,162,982	126,176	(93,827)	32,349

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

43

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	1.96%	$8,555	18	$8	$18,993
The Tax-Managed U.S. Equity Series	2.00%	3,392	26	5	10,160

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by

44

collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

45

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted

47

that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

DFA043009-002S

ITEM 2.              CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.              AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.              PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.              AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.              INVESTMENTS.

(a)           Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The U.S. Large Company Series	Series of Registrant
The U.S. Large Cap Value Series	Series of Registrant
The DFA International Value Series	Series of Registrant
The Japanese Small Company Series	Series of Registrant
The Asia Pacific Small Company Series	Series of Registrant
The United Kingdom Small Company Series	Series of Registrant
The Continental Small Company Series	Series of Registrant
The Canadian Small Company Series	Series of Registrant
The Emerging Markets Series	Series of Registrant
The Emerging Markets Small Cap Series	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Series of Registrant
The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of April 30, 2009.
(r)	The adjustable rate shown is effective as of April 30, 2009.
§	Affiliated Fund
–	Amounts designated as - are either zero or rounded to zero

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
#	Abercrombie & Fitch Co.	32,539	$880,505
*	Amazon.com, Inc.	120,152	9,674,639
*	Apollo Group, Inc. Class A	39,955	2,515,167
# *	AutoNation, Inc.	40,325	714,156
# *	Autozone, Inc.	14,176	2,358,745
# *	Bed Bath and Beyond, Inc.	97,084	2,953,295
#	Best Buy Co., Inc.	126,722	4,863,590
*	Big Lots, Inc.	30,694	848,382
	Black & Decker Corp.	22,477	905,823
	Carnival Corp.	163,635	4,398,509
	CBS Corp. Class B	253,843	1,787,055
#	Centex Corp.	46,481	508,502
*	Coach, Inc.	120,000	2,940,000
	Comcast Corp. Class A	1,076,779	16,647,003
#	D.R. Horton, Inc.	103,010	1,344,280
#	Darden Restaurants, Inc.	51,205	1,893,049
	Disney (Walt) Co.	693,896	15,196,322
*	Dr Pepper Snapple Group, Inc.	94,827	1,963,867
#	Eastman Kodak Co.	100,251	305,766
# *	Expedia, Inc.	78,407	1,067,119
	Family Dollar Stores, Inc.	52,298	1,735,771
*	Ford Motor Co.	895,741	5,356,531
	Fortune Brands, Inc.	56,125	2,206,274
*	GameStop Corp. Class A	61,219	1,846,365
#	Gannett Co., Inc.	85,378	333,828
	Gap, Inc.	174,294	2,708,529
#	General Motors Corp.	228,205	438,154
#	Genuine Parts Co.	59,599	2,023,982
*	Goodyear Tire & Rubber Co.	90,216	991,474
	H&R Block, Inc.	126,967	1,922,280
#	Harley-Davidson, Inc.	87,315	1,934,900
	Harman International Industries, Inc.	21,894	398,252
#	Hasbro, Inc.	46,331	1,235,184
	Home Depot, Inc.	633,760	16,680,563
	International Game Technology	110,419	1,363,675
# *	Interpublic Group of Companies, Inc.	178,085	1,114,812
#	J.C. Penney Co., Inc.	83,051	2,548,835
#	Johnson Controls, Inc.	222,116	4,222,425
	KB HOME	28,135	508,399
# *	Kohl’s Corp.	113,902	5,165,456
#	Leggett & Platt, Inc.	58,632	841,956
#	Lennar Corp. Class A	52,806	514,330
	Limited Brands, Inc.	101,144	1,155,064

1

	Lowe’s Companies, Inc.	547,870	11,779,205
#	Macy’s, Inc.	157,205	2,150,564
#	Marriott International, Inc. Class A	109,852	2,588,113
	Mattel, Inc.	133,993	2,004,535
	McDonald’s Corp.	416,270	22,183,028
	McGraw-Hill Companies, Inc.	117,525	3,543,379
#	Meredith Corp.	13,460	337,577
	Newell Rubbermaid, Inc.	103,616	1,082,787
	News Corp. Class A	859,786	7,101,832
	NIKE, Inc. Class B	144,757	7,595,400
#	Nordstrom, Inc.	59,577	1,348,228
*	Office Depot, Inc.	102,730	266,071
	Omnicom Group, Inc.	116,225	3,657,601
# *	O’Reilly Automotive, Inc.	50,440	1,959,594
#	Polo Ralph Lauren Corp.	21,114	1,136,778
	Pulte Homes, Inc.	80,226	923,401
#	RadioShack Corp.	46,754	658,296
	Scripps Networks Interactive	33,698	924,673
# *	Sears Holdings Corp.	20,520	1,281,884
#	Sherwin-Williams Co.	36,803	2,084,522
	Snap-On, Inc.	21,478	728,534
#	Staples, Inc.	266,662	5,498,570
*	Starbucks Corp.	274,592	3,970,600
#	Starwood Hotels & Resorts Worldwide, Inc.	68,196	1,422,569
	Target Corp.	281,388	11,610,069
# *	The DIRECTV Group, Inc.	197,736	4,890,011
	The New York Times Co. Class A	43,585	234,487
#	The Stanley Works	29,486	1,121,353
#	The TJX Companies, Inc.	155,627	4,352,887
#	Tiffany & Co.	46,017	1,331,732
	Time Warner Cable, Inc.	131,688	4,244,304
	Time Warner, Inc.	447,038	9,758,840
	Tyco Electronics, Ltd.	171,204	2,985,798
	V.F. Corp.	32,940	1,952,354
*	Viacom, Inc. Class B	226,636	4,360,477
	Washington Post Co.	2,248	940,990
#	Whirlpool Corp.	27,492	1,241,539
	Wyndham Worldwide Corp.	66,352	774,991
# *	Wynn Resorts, Ltd.	25,001	980,789
	Yum! Brands, Inc.	171,921	5,733,565
Total Consumer Discretionary			273,754,740

Consumer Staples — (10.1%)
	Altria Group, Inc.	772,341	12,612,329
	Archer-Daniels-Midland Co.	239,937	5,907,249
#	Avon Products, Inc.	159,368	3,627,216
	Brown-Forman Corp. Class B	36,659	1,704,643
#	Campbell Soup Co.	76,561	1,969,149
	Clorox Co.	51,966	2,912,694
	Coca-Cola Co.	744,086	32,032,902
	Coca-Cola Enterprises, Inc.	118,534	2,022,190
#	Colgate-Palmolive Co.	187,391	11,056,069
#	ConAgra, Inc.	167,128	2,958,166
*	Constellation Brands, Inc. Class A	72,786	843,590
#	Costco Wholesale Corp.	161,945	7,870,527

2

	CVS Caremark Corp.	544,070	17,290,545
# *	Dean Foods Co.	57,692	1,194,224
#	Estee Lauder Companies, Inc.	43,377	1,296,972
	General Mills, Inc.	122,550	6,212,059
#	Heinz (H.J.) Co.	117,608	4,048,067
	Hormel Foods Corp.	26,099	816,638
	J.M. Smucker Co.	44,268	1,744,159
	Kellogg Co.	94,226	3,967,857
#	Kimberly-Clark Corp.	154,681	7,601,024
	Kraft Foods, Inc.	549,255	12,852,567
	Lorillard, Inc.	62,825	3,966,142
#	McCormick & Co., Inc.	48,633	1,432,242
	Molson Coors Brewing Co.	56,016	2,142,612
	Pepsi Bottling Group, Inc.	50,616	1,582,762
	PepsiCo, Inc.	581,740	28,947,382
	Philip Morris International, Inc.	749,074	27,116,479
	Procter & Gamble Co.	1,095,539	54,163,448
	Reynolds American, Inc.	63,188	2,399,880
	Safeway, Inc.	160,321	3,166,340
	Sara Lee Corp.	259,993	2,163,142
	SUPERVALU, Inc.	79,150	1,294,102
	Sysco Corp.	220,248	5,138,386
#	The Hershey Co.	61,939	2,238,475
	The Kroger Co.	243,886	5,272,815
	Tyson Foods, Inc. Class A	113,005	1,191,073
#	Walgreen Co.	368,843	11,592,735
	Wal-Mart Stores, Inc.	835,760	42,122,304
#	Whole Foods Market, Inc.	52,480	1,087,910
Total Consumer Staples			339,559,065

Energy — (10.6%)
	Anadarko Petroleum Corp.	171,902	7,402,100
	Apache Corp.	125,130	9,116,972
#	Baker Hughes, Inc.	115,456	4,107,924
#	BJ Services Co.	109,166	1,516,316
	Cabot Oil & Gas Corp.	38,668	1,167,387
# *	Cameron International Corp.	81,075	2,073,898
	Chesapeake Energy Corp.	210,086	4,140,795
	Chevron Corp.	749,301	49,528,796
	ConocoPhillips	553,311	22,685,751
#	CONSOL Energy, Inc.	67,500	2,111,400
*	Denbury Resources, Inc.	92,845	1,511,517
	Devon Energy Corp.	165,891	8,601,448
#	Diamond Offshore Drilling, Inc.	25,979	1,881,139
	El Paso Corp.	261,140	1,801,866
	ENSCO International, Inc.	53,010	1,499,123
#	EOG Resources, Inc.	93,333	5,924,779
	Exxon Mobil Corp.	1,847,176	123,151,224
	Halliburton Co.	335,362	6,781,020
	Hess Corp.	106,059	5,810,973
	Marathon Oil Corp.	264,471	7,854,789
#	Massey Energy Co.	31,956	508,420
#	Murphy Oil Corp.	71,297	3,401,580
# *	Nabors Industries, Ltd.	105,758	1,608,579
*	National-Oilwell, Inc.	156,013	4,724,074

3

	Noble Energy, Inc.	64,634	3,667,979
	Occidental Petroleum Corp.	302,886	17,049,453
	Peabody Energy Corp.	99,939	2,637,390
	Pioneer Natural Resources Co.	43,216	999,154
#	Range Resources Corp.	58,389	2,333,808
	Rowan Companies, Inc.	42,240	659,366
	Schlumberger, Ltd.	447,059	21,901,420
#	Smith International, Inc.	81,955	2,118,537
*	Southwestern Energy Co.	128,449	4,606,181
	Spectra Energy Corp.	240,479	3,486,945
	Sunoco, Inc.	43,688	1,158,169
#	Tesoro Petroleum Corp.	51,723	788,776
	The Williams Companies, Inc.	216,508	3,052,763
	Valero Energy Corp.	192,994	3,829,001
	XTO Energy, Inc.	216,687	7,510,371
Total Energy			354,711,183

Financials — (9.5%)
#	AFLAC, Inc.	174,753	5,048,613
	Allstate Corp.	200,371	4,674,655
	American Express Co.	437,738	11,039,752
#	American International Group, Inc.	1,005,797	1,388,000
	Ameriprise Financial, Inc.	81,794	2,155,272
	AON Corp.	102,247	4,314,823
	Assurant, Inc.	44,024	1,075,947
	Bank of America Corp.	2,392,832	21,367,990
	Bank of New York Mellon Corp.	429,489	10,943,380
#	BB&T Corp.	209,064	4,879,554
	Capital One Financial Corp.	146,463	2,451,791
# *	CB Richard Ellis Group, Inc.	84,075	630,563
	Chubb Corp.	131,697	5,129,598
	Cincinnati Financial Corp.	60,743	1,454,795
	CIT Group, Inc.	145,321	322,613
#	Citigroup, Inc.	2,047,002	6,243,356
	CME Group, Inc.	24,799	5,489,259
	Comerica, Inc.	56,522	1,185,832
	Discover Financial Services	179,967	1,463,132
# *	E*TRADE Financial Corp.	213,829	305,775
#	Federated Investors, Inc.	33,260	760,989
#	Fifth Third Bancorp	215,826	884,887
#	First Horizon National Corp.	78,879	907,904
	Franklin Resources, Inc.	56,591	3,422,624
	Genworth Financial, Inc.	161,913	382,115
	Goldman Sachs Group, Inc.	172,614	22,180,899
	Hartford Financial Services Group, Inc.	121,569	1,394,396
	Hudson City Bancorp, Inc.	195,251	2,452,353
#	Huntington Bancshares, Inc.	136,862	381,845
# *	IntercontinentalExchange, Inc.	27,155	2,378,778
	Invesco, Ltd.	141,452	2,082,173
#	Janus Capital Group, Inc.	59,103	592,803
	JPMorgan Chase & Co.	1,404,708	46,355,364
#	KeyCorp	184,919	1,137,252
#	Legg Mason, Inc.	53,380	1,071,337
# *	Leucadia National Corp.	67,754	1,438,417
	Lincoln National Corp.	95,708	1,075,758

4

	Loews Corp.	135,001	3,360,175
#	M&T Bank Corp.	29,058	1,524,092
	Marsh & McLennan Cos., Inc.	192,499	4,059,804
	Marshall & Ilsley Corp.	99,177	573,243
#	MasterCard, Inc. Class A	27,079	4,967,643
# *	MBIA, Inc.	63,973	302,592
	MetLife, Inc.	305,796	9,097,431
	Moody’s Corp.	71,213	2,102,208
	Morgan Stanley	401,645	9,494,888
	Northern Trust Corp.	89,138	4,845,542
	NYSE Euronext, Inc.	96,813	2,243,157
#	People’s United Financial, Inc.	130,166	2,033,193
#	PNC Financial Services Group, Inc.	159,968	6,350,730
#	Principal Financial Group, Inc.	97,022	1,585,339
*	Progressive Corp.	252,959	3,865,214
	Prudential Financial, Inc.	158,490	4,577,191
	Regions Financial Corp.	259,652	1,165,837
# *	SLM Corp.	174,714	843,869
	State Street Corp.	161,467	5,510,869
#	SunTrust Banks, Inc.	133,327	1,925,242
#	T. Rowe Price Group, Inc.	95,704	3,686,518
#	The Charles Schwab Corp.	350,405	6,475,484
*	The NASDAQ OMX Group, Inc.	51,325	986,980
	The Travelers Companies, Inc.	218,624	8,994,191
#	Torchmark Corp.	31,589	926,505
	U.S. Bancorp	656,070	11,953,595
	Unum Group	123,787	2,022,680
#	Wells Fargo & Co.	1,584,076	31,697,361
	XL Capital, Ltd.	127,917	1,216,491
	Zions Bancorporation	43,113	471,225
Total Financials			319,323,883

Health Care — (11.7%)
	Abbott Laboratories	577,662	24,175,155
	Aetna, Inc.	169,517	3,731,069
#	Allergan, Inc.	114,947	5,363,427
	AmerisourceBergen Corp.	56,921	1,914,822
# *	Amgen, Inc.	386,494	18,733,364
#	Bard (C.R.), Inc.	37,167	2,662,272
	Baxter International, Inc.	229,456	11,128,616
	Becton Dickinson & Co.	89,603	5,419,189
# *	Biogen Idec, Inc.	111,112	5,371,154
*	Boston Scientific Corp.	561,533	4,722,493
	Bristol-Myers Squibb Co.	739,938	14,206,810
	Cardinal Health, Inc.	134,713	4,551,952
# *	Celgene Corp.	171,746	7,336,989
# *	Cephalon, Inc.	25,720	1,687,489
	Cigna Corp.	101,313	1,996,879
*	Coventry Health Care, Inc.	55,431	881,907
	Covidien, Ltd.	188,353	6,211,882
# *	DaVita, Inc.	38,836	1,800,825
#	DENTSPLY International, Inc.	55,546	1,589,727
	Eli Lilly & Co.	377,960	12,442,443
*	Express Scripts, Inc.	92,580	5,922,343
*	Forest Laboratories, Inc.	112,742	2,445,374

5

*	Genzyme Corp.	101,431	5,409,315
*	Gilead Sciences, Inc.	340,513	15,595,495
*	Hospira, Inc.	59,668	1,961,287
*	Humana, Inc.	63,117	1,816,507
#	IMS Health, Inc.	67,882	852,598
# *	Intuitive Surgical, Inc.	14,647	2,105,213
	Johnson & Johnson	1,033,854	54,132,595
*	King Pharmaceuticals, Inc.	92,137	726,040
# *	Laboratory Corp. of America Holdings	40,481	2,596,856
*	Life Technologies Corp.	64,966	2,423,232
	McKesson Corp.	102,357	3,787,209
*	Medco Health Solutions, Inc.	183,544	7,993,341
	Medtronic, Inc.	417,990	13,375,680
#	Merck & Co., Inc.	787,860	19,097,726
# *	Millipore Corp.	20,706	1,223,725
# *	Mylan, Inc.	113,897	1,509,135
# *	Patterson Companies, Inc.	34,191	699,548
	PerkinElmer, Inc.	43,426	632,717
#	Pfizer, Inc.	2,521,375	33,685,570
	Quest Diagnostics, Inc.	57,701	2,961,792
	Schering-Plough Corp.	607,950	13,995,009
*	St. Jude Medical, Inc.	129,391	4,337,186
#	Stryker Corp.	88,933	3,442,596
# *	Tenet Healthcare Corp.	155,254	349,322
*	Thermo Fisher Scientific, Inc.	156,308	5,483,285
	UnitedHealth Group, Inc.	454,395	10,687,370
*	Varian Medical Systems, Inc.	46,496	1,551,572
# *	Waters Corp.	36,276	1,602,311
*	Watson Pharmaceuticals, Inc.	39,108	1,210,002
*	WellPoint, Inc.	186,296	7,966,017
	Wyeth	497,681	21,101,674
*	Zimmer Holdings, Inc.	83,296	3,664,191
Total Health Care			392,272,297

Industrials — (8.8%)
#	3M Co.	259,338	14,937,869
	Avery Dennison Corp.	42,139	1,211,075
	B.F. Goodrich Co.	46,263	2,048,526
#	Boeing Co.	271,425	10,870,571
	Burlington Northern Santa Fe Corp.	104,029	7,019,877
#	C.H. Robinson Worldwide, Inc.	63,623	3,382,199
#	Caterpillar, Inc.	224,849	8,000,127
	Cintas Corp.	49,116	1,260,317
#	Cooper Industries, Ltd.	62,464	2,048,195
	CSX Corp.	149,240	4,416,012
#	Cummins, Inc.	75,264	2,558,976
#	Danaher Corp.	95,303	5,569,507
#	Deere & Co.	157,994	6,518,832
#	Dover Corp.	69,531	2,140,164
	Eaton Corp.	61,751	2,704,694
	Emerson Electric Co.	282,231	9,607,143
	Equifax, Inc.	47,276	1,378,568
#	Expeditors International of Washington, Inc.	79,287	2,752,052
#	Fastenal Co.	48,302	1,852,865
	FedEx Corp.	116,360	6,511,506

6

	Flowserve Corp.	20,902	1,419,246
#	Fluor Corp.	67,853	2,569,593
	General Dynamics Corp.	144,311	7,456,549
	General Electric Co.	3,947,477	49,935,584
	Honeywell International, Inc.	274,809	8,576,789
#	Illinois Tool Works, Inc.	143,672	4,712,442
#	Ingersoll-Rand Co., Ltd. Class A	119,190	2,594,766
	ITT Industries, Inc.	67,956	2,786,876
# *	Jacobs Engineering Group, Inc.	46,006	1,750,068
	L-3 Communications Holdings, Inc.	44,326	3,375,425
	Lockheed Martin Corp.	124,111	9,746,437
	Masco Corp.	134,380	1,190,607
*	Monster Worldwide, Inc.	47,830	660,054
#	Norfolk Southern Corp.	136,982	4,887,518
	Northrop Grumman Corp.	122,299	5,913,157
#	Paccar, Inc.	135,601	4,805,699
	Pall Corp.	44,136	1,165,632
	Parker Hannifin Corp.	60,057	2,723,585
#	Pitney Bowes, Inc.	77,121	1,892,549
	Precision Castparts Corp.	52,307	3,915,702
	R. R. Donnelley & Sons Co.	76,706	893,625
	Raytheon Co.	149,563	6,764,734
	Republic Services, Inc.	120,350	2,527,350
#	Robert Half International, Inc.	56,577	1,358,980
#	Rockwell Automation, Inc.	52,996	1,674,144
#	Rockwell Collins, Inc.	59,099	2,266,447
	Ryder System, Inc.	20,796	575,841
	Southwest Airlines Co.	276,665	1,931,122
*	Stericycle, Inc.	31,880	1,500,910
#	Textron, Inc.	90,813	974,423
	The Dun & Bradstreet Corp.	19,953	1,624,174
#	The Manitowoc Co., Inc.	48,728	289,932
	Union Pacific Corp.	188,093	9,242,890
#	United Parcel Service, Inc.	372,093	19,475,348
#	United Technologies Corp.	352,228	17,202,816
#	W.W. Grainger, Inc.	23,783	1,994,918
#	Waste Management, Inc.	183,707	4,899,466
Total Industrials			294,064,473

Information Technology — (15.4%)
# *	Adobe Systems, Inc.	195,883	5,357,400
# *	Advanced Micro Devices, Inc.	209,270	755,465
*	Affiliated Computer Services, Inc. Class A	36,466	1,764,225
*	Agilent Technologies, Inc.	131,569	2,402,450
# *	Akamai Technologies, Inc.	63,729	1,403,313
#	Altera Corp.	109,630	1,788,065
#	Amphenol Corp.	63,989	2,165,388
#	Analog Devices, Inc.	108,860	2,316,541
*	Apple, Inc.	332,887	41,887,171
#	Applied Materials, Inc.	496,908	6,067,247
*	Autodesk, Inc.	84,586	1,686,645
#	Automatic Data Processing, Inc.	188,726	6,643,155
# *	BMC Software, Inc.	69,019	2,392,889
*	Broadcom Corp.	159,025	3,687,790
	CA, Inc.	147,403	2,542,702

7

# *	Ciena Corp.	33,893	405,021
*	Cisco Sytems, Inc.	2,181,871	42,153,748
# *	Citrix Systems, Inc.	67,326	1,920,811
*	Cognizant Technology Solutions Corp.	109,059	2,703,573
*	Computer Sciences Corp.	56,630	2,093,045
# *	Compuware Corp.	92,182	689,521
*	Convergys Corp.	45,676	461,784
	Corning, Inc.	581,267	8,498,124
*	Dell, Inc.	646,875	7,516,688
# *	eBay, Inc.	402,839	6,634,758
*	Electronic Arts, Inc.	120,295	2,448,003
# *	EMC Corp.	752,036	9,423,011
	Fidelity National Information Services, Inc.	71,366	1,273,883
*	Fiserv, Inc.	58,312	2,176,204
*	FLIR Systems, Inc.	56,369	1,250,264
*	Google, Inc.	89,570	35,467,033
	Harris Corp.	49,947	1,527,379
	Hewlett-Packard Co.	895,851	32,232,719
#	Intel Corp.	2,079,070	32,807,725
	International Business Machines Corp.	501,517	51,761,570
*	Intuit, Inc.	120,071	2,777,242
*	Iron Mountain, Inc.	67,140	1,912,819
#	Jabil Circuit, Inc.	79,933	647,457
*	JDS Uniphase Corp.	80,413	370,704
# *	Juniper Networks, Inc.	195,172	4,225,474
	KLA-Tencor Corp.	63,490	1,761,213
# *	Lexmark International, Inc.	29,072	570,393
	Linear Technology Corp.	82,930	1,806,215
*	LSI Corp.	242,272	930,324
*	McAfee, Inc.	57,602	2,162,379
*	MEMC Electronic Materials, Inc.	83,533	1,353,235
#	Microchip Technology, Inc.	68,079	1,565,817
*	Micron Technology, Inc.	308,019	1,503,133
	Microsoft Corp.	2,858,023	57,903,546
#	Molex, Inc.	51,802	863,539
	Motorola, Inc.	850,977	4,705,903
#	National Semiconductor Corp.	72,876	901,476
# *	NetApp, Inc.	123,630	2,262,429
*	Novell, Inc.	128,731	484,029
# *	Novellus Systems, Inc.	36,286	655,325
# *	Nvidia Corp.	200,752	2,304,633
	Oracle Corp.	1,433,554	27,724,934
#	Paychex, Inc.	120,037	3,242,199
# *	QLogic Corp.	45,317	642,595
#	QUALCOMM, Inc.	616,562	26,092,904
# *	Salesforce.com, Inc.	39,507	1,691,295
*	Sandisk Corp.	84,533	1,328,859
*	Sun Microsystems, Inc.	278,369	2,549,860
*	Symantec Corp.	306,882	5,293,715
*	Tellabs, Inc.	147,901	775,001
*	Teradata Corp.	64,688	1,081,583
*	Teradyne, Inc.	64,553	383,445
#	Texas Instruments, Inc.	477,174	8,617,762
	Total System Services, Inc.	73,740	919,538
# *	VeriSign, Inc.	71,891	1,479,517

8

	Western Union Co.	265,394	4,445,350
	Xerox Corp.	323,255	1,975,088
#	Xilinx, Inc.	102,461	2,094,303
*	Yahoo!, Inc.	521,150	7,447,234
Total Information Technology			515,757,777

Materials — (2.8%)
	Air Products & Chemicals, Inc.	78,367	5,164,385
#	AK Steel Holding Corp.	41,457	539,356
	Alcoa, Inc.	355,226	3,221,900
	Allegheny Technologies, Inc.	36,428	1,192,288
	Ball Corp.	35,053	1,322,199
	Bemis Co., Inc.	37,331	897,437
	CF Industries Holdings, Inc.	18,088	1,303,240
	Dow Chemical Co.	345,519	5,528,304
#	du Pont (E.I.) de Nemours & Co.	337,364	9,412,456
	Eastman Chemical Co.	27,117	1,076,003
#	Ecolab, Inc.	62,684	2,416,468
	Freeport-McMoRan Copper & Gold, Inc. Class B	153,881	6,563,025
#	International Flavors & Fragrances, Inc.	29,416	917,779
	International Paper Co.	159,898	2,024,309
	MeadWestavco Corp.	63,849	999,875
	Monsanto Co.	204,818	17,387,000
#	Newmont Mining Corp.	182,860	7,358,286
	Nucor Corp.	117,383	4,776,314
# *	Owens-Illinois, Inc.	62,479	1,523,863
*	Pactiv Corp.	49,164	1,074,725
	PPG Industries, Inc.	61,389	2,704,185
	Praxair, Inc.	114,787	8,564,258
	Sealed Air Corp.	59,013	1,124,788
#	Sigma-Aldrich Corp.	45,651	2,001,340
#	Titanium Metals Corp.	31,813	216,010
#	United States Steel Corp.	52,259	1,387,476
	Vulcan Materials Co.	41,252	1,961,533
	Weyerhaeuser Co.	78,956	2,783,989
Total Materials			95,442,791

Real Estate Investment Trusts — (0.8%)
	Apartment Investment & Management Co. Class A	43,845	320,069
#	AvalonBay Communities, Inc.	29,808	1,693,392
#	Boston Properties, Inc.	45,328	2,240,110
	Developers Diversified Realty Corp.	2,851	11,775
	Equity Residential	101,969	2,334,070
#	HCP, Inc.	94,918	2,083,450
	Health Care REIT, Inc.	41,392	1,410,225
	Host Marriott Corp.	221,085	1,700,144
#	Kimco Realty Corp.	87,144	1,047,471
#	Plum Creek Timber Co., Inc.	61,615	2,126,950
#	ProLogis	100,029	911,264
#	Public Storage	46,875	3,134,063
	Simon Property Group, Inc.	94,131	4,857,160
#	Ventas, Inc.	58,370	1,671,717
#	Vornado Realty Trust	57,640	2,818,020
Total Real Estate Investment Trusts			28,359,880

9

Telecommunication Services — (3.1%)
*	American Tower Corp.	148,434	4,714,264
	AT&T, Inc.	2,202,912	56,438,605
#	CenturyTel, Inc.	37,498	1,018,071
	Embarq Corp.	53,298	1,948,575
	Frontier Communications Corp.	116,367	827,369
#	Qwest Communications International, Inc.	549,327	2,136,882
*	Sprint Nextel Corp.	1,070,920	4,669,211
	Verizon Communications, Inc.	1,061,801	32,215,042
	Windstream Corp.	164,881	1,368,512
Total Telecommunication Services			105,336,531

Utilities — (3.4%)
# *	AES Corp.	249,030	1,760,642
#	Allegheny Energy, Inc.	63,325	1,641,384
	Ameren Corp.	79,439	1,828,686
	American Electric Power Co., Inc.	174,218	4,595,871
	CenterPoint Energy, Inc.	129,858	1,381,689
#	CMS Energy Corp.	84,710	1,018,214
#	Consolidated Edison, Inc.	102,363	3,800,738
#	Constellation Energy Group	74,433	1,792,347
	Dominion Resources, Inc.	218,104	6,578,017
	DTE Energy Co.	61,025	1,804,509
	Duke Energy Corp.	478,892	6,613,499
*	Dynegy, Inc.	189,216	336,804
	Edison International	121,787	3,472,147
	Entergy Corp.	70,815	4,586,688
	EQT Corp.	48,915	1,645,011
#	Exelon Corp.	246,049	11,350,240
#	FirstEnergy Corp.	113,947	4,660,432
#	FPL Group, Inc.	152,863	8,222,501
#	Integrys Energy Group, Inc.	28,567	754,454
#	Nicor, Inc.	16,894	542,973
	NiSource, Inc.	102,534	1,126,849
	Northeast Utilities, Inc.	64,366	1,352,973
	Pepco Holdings, Inc.	81,904	978,753
#	PG&E Corp.	136,722	5,075,121
#	Pinnacle West Capital Corp.	37,749	1,033,568
	PPL Corp.	140,292	4,196,134
	Progress Energy, Inc.	103,014	3,514,838
	Public Service Enterprise Group, Inc.	189,139	5,643,908
	Questar Corp.	64,892	1,928,590
	SCANA Corp.	45,297	1,368,875
#	Sempra Energy	90,992	4,187,452
#	Southern Co.	290,673	8,394,636
	TECO Energy, Inc.	79,592	842,879
	Wisconsin Energy Corp.	43,703	1,746,372
#	Xcel Energy, Inc.	169,786	3,130,854
Total Utilities			112,908,648

TOTAL COMMON STOCKS			2,831,491,268

10

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000

		Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§ @	DFA Short Term Investment Fund LP	448,664,132	448,664,132

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700

TOTAL SECURITIES LENDING COLLATERAL			451,341,832

TOTAL INVESTMENTS - (100.0%)
(Cost $3,693,209,643)			$3,356,495,100

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
*	Ascent Media Corp.	50,869	$1,310,385
* #	AutoNation, Inc.	307,114	5,438,989
#	Bunge, Ltd.	180,424	8,662,156
	Carnival Corp.	2,310,498	62,106,186
#	CBS Corp. Class B	4,471,899	31,482,169
	Comcast Corp. Class A	11,815,542	182,668,279
	Comcast Corp. Special Class A	3,259,343	47,847,155
*	Discovery Communications, Inc. (25470F104)	499,995	9,494,905
*	Discovery Communications, Inc. (25470F302)	504,695	8,842,256
	Disney (Walt) Co.	3,646,964	79,868,512
*	Dr Pepper Snapple Group, Inc.	399,380	8,271,160
* #	Expedia, Inc.	1,137,251	15,477,986
#	Fortune Brands, Inc.	657,410	25,842,787
#	J.C. Penney Co., Inc.	813,060	24,952,811
#	Johnson Controls, Inc.	1,097,434	20,862,220
#	Leggett & Platt, Inc.	684,328	9,826,950
* #	Liberty Global, Inc. Class A	304,305	5,017,990
* #	Liberty Global, Inc. Series C	333,205	5,451,234
*	Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619
*	Liberty Media Corp. Interactive Class A	3,585,265	19,001,905
#	Macy’s, Inc.	1,812,030	24,788,570
* #	Mohawk Industries, Inc.	392,417	18,565,248
	News Corp. Class A	3,089,831	25,522,004
#	News Corp. Class B	1,536,161	14,009,788
#	Royal Caribbean Cruises, Ltd.	544,275	8,017,171
* #	Sears Holdings Corp.	503,427	31,449,085
*	Ticketmaster Entertainment, Inc.	73,729	387,815
	Time Warner Cable, Inc.	1,980,956	63,846,212
	Time Warner, Inc.	6,156,393	134,394,059
* #	Toll Brothers, Inc.	904,000	18,315,040
#	Tyco Electronics, Ltd.	1,547,828	26,994,120
	Washington Post Co.	21,735	9,098,054
#	Whirlpool Corp.	322,215	14,551,229
Total Consumer Discretionary			1,035,512,049

Consumer Staples — (5.0%)
	Archer-Daniels-Midland Co.	1,665,460	41,003,625
*	Constellation Brands, Inc. Class A	851,502	9,868,908
#	Corn Products International, Inc.	428,526	10,241,771
	CVS Caremark Corp.	4,387,117	139,422,578
	J.M. Smucker Co.	415,202	16,358,959
	Kraft Foods, Inc.	2,137,904	50,026,954
	Molson Coors Brewing Co.	755,890	28,912,793

1

	PepsiAmericas, Inc.	521,775	12,820,012
#	Ralcorp Holdings, Inc.	41,800	2,389,288
*	Smithfield Foods, Inc.	360,420	3,114,029
#	SUPERVALU, Inc.	1,327,679	21,707,552
	Tyson Foods, Inc. Class A	1,926,959	20,310,148
Total Consumer Staples			356,176,617

Energy — (13.4%)
	Anadarko Petroleum Corp.	2,783,468	119,856,132
#	Apache Corp.	1,942,671	141,543,009
#	BJ Services Co.	247,500	3,437,775
	Cabot Oil & Gas Corp.	205,645	6,208,423
#	Chesapeake Energy Corp.	2,496,221	49,200,516
#	Cimarex Energy Co.	406,047	10,922,664
	ConocoPhillips	5,133,566	210,476,206
	Devon Energy Corp.	1,962,942	101,778,543
#	ENSCO International, Inc.	614,773	17,385,780
* #	Forest Oil Corp.	262,748	4,203,968
#	Helmerich & Payne, Inc.	17,866	550,630
#	Marathon Oil Corp.	3,096,335	91,961,150
*	National-Oilwell, Inc.	500,000	15,140,000
*	Newfield Exploration Co.	650,516	20,283,089
#	Noble Energy, Inc.	443,900	25,191,325
#	Patterson-UTI Energy, Inc.	269,500	3,425,345
*	Petrohawk Energy Corp.	439,600	10,374,560
#	Pioneer Natural Resources Co.	650,933	15,049,571
*	Plains Exploration & Production Co.	211,800	3,996,666
*	Pride International, Inc.	644,204	14,623,431
#	Rowan Companies, Inc.	456,566	7,126,995
	Sunoco, Inc.	150,000	3,976,500
#	Tesoro Petroleum Corp.	321,700	4,905,925
#	Tidewater, Inc.	273,715	11,838,174
	Valero Energy Corp.	1,735,295	34,428,253
	XTO Energy, Inc.	1,015,200	35,186,832
Total Energy			963,071,462

Financials — (25.0%)
* #	Allegheny Corp.	36,844	9,345,961
	Allied World Assurance Co. Holdings, Ltd.	5,000	185,700
	Allstate Corp.	2,540,615	59,272,548
	American Financial Group, Inc.	705,893	12,409,599
#	American National Insurance Co.	70,452	4,781,577
	Ameriprise Financial, Inc.	115,366	3,039,894
*	Arch Capital Group, Ltd.	39,765	2,297,622
	Aspen Insurance Holdings, Ltd.	55,754	1,314,679
#	Associated Banc-Corp.	375,110	5,802,952
	Assurant, Inc.	218,809	5,347,692
	Axis Capital Holdings, Ltd.	242,766	5,981,754
#	Bank of America Corp.	10,552,600	94,234,718
#	Bank of New York Mellon Corp.	1,972,678	50,263,835
#	BB&T Corp.	531,740	12,410,812
#	BlackRock, Inc.	275,209	40,323,623
#	Capital One Financial Corp.	1,668,884	27,937,118
	Chubb Corp.	1,620,173	63,105,738
#	Cincinnati Financial Corp.	1,073,792	25,717,318

2

#	Citigroup, Inc.	4,525,437	13,802,583
	CME Group, Inc.	119,537	26,459,515
	CNA Financial Corp.	1,783,440	21,347,777
#	Comerica, Inc.	506,408	10,624,440
	Discover Financial Services	1,976,830	16,071,628
#	Everest Re Group, Ltd.	73,800	5,508,432
	Fidelity National Financial, Inc.	935,959	16,968,937
	First American Corp.	672,080	18,872,006
	First Horizon National Corp.	406,110	4,674,326
#	Goldman Sachs Group, Inc.	511,700	65,753,450
	Hanover Insurance Group, Inc.	318,054	9,535,259
#	Hartford Financial Services Group, Inc.	1,274,698	14,620,786
#	HCC Insurance Holdings, Inc.	467,789	11,189,513
#	Invesco, Ltd.	579,203	8,525,868
	JPMorgan Chase & Co.	7,983,370	263,451,210
#	KeyCorp	1,129,300	6,945,195
#	Legg Mason, Inc.	318,747	6,397,252
	Lincoln National Corp.	1,308,073	14,702,741
	Loews Corp.	2,618,560	65,175,958
#	M&T Bank Corp.	440,052	23,080,727
* #	Markel Corp.	3,760	1,079,120
#	Marshall & Ilsley Corp.	719,200	4,156,976
#	Mercury General Corp.	156,425	5,284,037
	MetLife, Inc.	4,847,114	144,201,642
#	Morgan Stanley	4,266,297	100,855,261
#	New York Community Bancorp, Inc.	2,046,700	23,148,177
#	NYSE Euronext, Inc.	561,721	13,015,076
	Odyssey Re Holdings Corp.	345,255	13,219,814
#	Old Republic International Corp.	1,712,484	16,045,975
	PartnerRe, Ltd.	79,932	5,450,563
#	PNC Financial Services Group, Inc.	390,668	15,509,520
#	Prudential Financial, Inc.	1,829,600	52,838,848
#	Raymond James Financial, Inc.	35,371	554,971
#	Regions Financial Corp.	594,200	2,667,958
#	Reinsurance Group of America, Inc.	890,305	28,302,796
#	SunTrust Banks, Inc.	1,195,360	17,260,998
	The Travelers Companies, Inc.	3,408,676	140,232,931
	Transatlantic Holdings, Inc.	265,249	10,060,895
#	Unum Group	1,898,589	31,022,944
	W. R. Berkley Corp.	667,640	15,963,272
#	Wells Fargo & Co.	4,585,800	91,761,858
#	Wesco Financial Corp.	19,041	5,691,355
#	White Mountains Insurance Group, Ltd.	25,488	4,876,364
Total Financials			1,790,682,094

Health Care — (2.8%)
*	Boston Scientific Corp.	1,868,376	15,713,042
* #	Community Health Systems, Inc.	365,274	8,342,858
* #	Hologic, Inc.	546,638	8,123,041
* #	Humana, Inc.	137,246	3,949,940
*	King Pharmaceuticals, Inc.	1,215,010	9,574,279
#	Omnicare, Inc.	582,523	14,976,666
#	PerkinElmer, Inc.	216,000	3,147,120
*	Thermo Fisher Scientific, Inc.	418,500	14,680,980
	UnitedHealth Group, Inc.	453,521	10,666,814

3

* #	Watson Pharmaceuticals, Inc.	665,300	20,584,382
*	WellPoint, Inc.	2,193,022	93,773,621
Total Health Care			203,532,743

Industrials — (13.1%)
	Burlington Northern Santa Fe Corp.	2,043,915	137,923,384
	CSX Corp.	2,289,004	67,731,628
#	Eaton Corp.	211,859	9,279,424
#	FedEx Corp.	920,593	51,516,384
#	General Electric Co.	18,097,900	228,938,435
#	Ingersoll-Rand Co., Ltd. Class A	635,764	13,840,582
* #	Kansas City Southern	206,873	3,154,813
	KBR, Inc.	377,800	5,901,236
	Masco Corp.	1,378,058	12,209,594
#	Norfolk Southern Corp.	2,221,920	79,278,106
	Northrop Grumman Corp.	1,973,778	95,432,166
	Parker Hannifin Corp.	6,251	283,483
#	Pentair, Inc.	273,920	7,297,229
	R. R. Donnelley & Sons Co.	769,772	8,967,844
#	Ryder System, Inc.	319,005	8,833,249
	Southwest Airlines Co.	4,297,932	29,999,565
	Teleflex, Inc.	17,080	734,098
#	Timken Co.	210,642	3,387,123
	Tyco International, Ltd.	336,967	8,006,336
#	Union Pacific Corp.	3,172,808	155,911,785
*	URS Corp.	220,435	9,712,366
Total Industrials			938,338,830

Information Technology — (3.0%)
*	Arrow Electronics, Inc.	498,400	11,333,616
*	Avnet, Inc.	860,267	18,831,245
* #	Computer Sciences Corp.	1,338,943	49,487,333
	Fidelity National Information Services, Inc.	935,123	16,691,946
*	IAC/InterActiveCorp	885,425	14,184,509
*	Ingram Micro, Inc.	972,655	14,122,951
* #	Micron Technology, Inc.	3,840,357	18,740,942
	Motorola, Inc.	6,603,400	36,516,802
*	Sandisk Corp.	330,514	5,195,680
*	Tellabs, Inc.	1,931,218	10,119,582
	Xerox Corp.	3,715,156	22,699,603
Total Information Technology			217,924,209

Materials — (2.5%)
#	Alcoa, Inc.	3,921,408	35,567,171
#	Allegheny Technologies, Inc.	83,636	2,737,406
#	Dow Chemical Co.	3,647,149	58,354,384
#	International Paper Co.	1,709,245	21,639,042
#	MeadWestavco Corp.	1,023,001	16,020,196
	Reliance Steel & Aluminum Co.	187,800	6,616,194
#	Valspar Corp.	2,200	52,800
#	Weyerhaeuser Co.	1,105,551	38,981,728
Total Materials			179,968,921

Telecommunication Services — (4.9%)
	AT&T, Inc.	8,259,100	211,598,142

4

#	CenturyTel, Inc.	504,003	13,683,681
*	Sprint Nextel Corp.	6,449,998	28,121,991
	Telephone & Data Systems, Inc.	326,873	9,371,449
	Telephone & Data Systems, Inc. Special Shares	174,000	4,496,160
* #	United States Cellular Corp.	264,225	8,983,650
	Verizon Communications, Inc.	2,528,765	76,722,730
Total Telecommunication Services			352,977,803

Utilities — (0.1%)
*	AES Corp.	682,485	4,825,169
*	Mirant Corp.	190,325	2,422,837
Total Utilities			7,248,006

TOTAL COMMON STOCKS			6,045,432,734

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000

		Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§ @	DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989

TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495

TOTAL INVESTMENTS - (100.0%)
(Cost $7,227,800,984)		$7,167,233,229

See accompanying Notes to Financial Statements.

5

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
	Amcor, Ltd.	1,402,938	$4,898,087
	Amcor, Ltd. Sponsored ADR	77,103	1,064,021
	Australia & New Zealand Banking Group, Ltd.	3,302,749	38,088,001
	AXA Asia Pacific Holdings, Ltd.	1,433,563	4,057,930
	Bendigo Bank, Ltd.	207,246	1,031,981
#	BlueScope Steel, Ltd.	1,800,962	3,046,715
#	Boral, Ltd.	1,200,764	3,565,939
#	Caltex Australia, Ltd.	265,507	1,895,909
	Commonwealth Bank of Australia	2,119,091	54,145,231
#	Crown, Ltd.	720,536	3,587,691
	CSR, Ltd.	2,414,935	2,350,138
	Downer EDI, Ltd.	540,737	1,977,481
#	Fairfax Media, Ltd.	2,026,771	1,743,287
	Foster’s Group, Ltd.	2,833,281	10,833,386
	Goodman Fielder, Ltd.	2,290,858	1,908,305
#	Harvey Norman Holdings, Ltd.	113,157	244,352
	Insurance Australia Group, Ltd.	2,728,706	6,876,800
	Lend Lease Corp., Ltd.	666,651	3,491,905
#	Macquarie Group, Ltd.	383,836	9,285,798
	National Australia Bank, Ltd.	2,933,161	43,866,134
	OneSteel, Ltd.	1,568,749	2,532,469
	OZ Minerals, Ltd.	1,644,020	887,109
#	Qantas Airways, Ltd.	2,226,972	3,212,825
#	Seven Network, Ltd.	195,723	894,295
#	Sims Metal Management, Ltd.	90,075	1,308,234
	Suncorp-Metway, Ltd.	2,552,998	10,893,119
	TABCORP Holdings, Ltd.	1,277,891	6,899,746
	Toll Holdings, Ltd.	210,430	900,444
	Washington H. Soul Pattinson & Co., Ltd.	113,801	793,932
#	Wesfarmers, Ltd.	591,844	9,723,798

TOTAL — AUSTRALIA			236,005,062

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Erste Group Bank AG	303,609	6,334,987
	OMV AG	383,710	11,887,381
	Voestalpine AG	180,281	3,449,265

TOTAL — AUSTRIA			21,671,633

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
#	Delhaize Group	201,237	13,572,398
#	Delhaize Group Sponsored ADR	52,900	3,576,040
#	Dexia SA	1,490,720	7,230,008
	Solvay SA	55,827	4,785,340
# *	UCB SA	278,888	7,590,655
TOTAL COMMON STOCKS			36,754,441

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	133

TOTAL — BELGIUM			36,754,574

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
	Addax Petroleum Corp.	50,600	1,392,528
	Astral Media, Inc. Class A	40,138	1,060,211
	Bank of Montreal	632,327	20,930,962
	Barrick Gold Corp.	613,432	17,760,895
	BCE, Inc.	572,125	12,230,712
#	Canadian Pacific Railway, Ltd.	336,497	12,040,913
#	Canadian Tire Corp. Class A	166,647	7,052,437
*	CGI Group, Inc.	572,389	5,074,898
#	Cogeco Cable, Inc.	11,700	286,789
	E-L Financial Corp., Ltd.	600	183,525
	Empire Co., Ltd. Class A	65,500	2,735,708
	EnCana Corp.	560,598	25,692,705
	Ensign Energy Services, Inc.	128,319	1,478,577
	Fairfax Financial Holdings, Inc.	46,500	12,298,165
	George Weston, Ltd.	107,600	5,340,776
	Gerdau Ameristeel Corp.	403,761	2,124,880
	Goldcorp, Inc.	730,500	19,968,918
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,812,349
#	ING Canada, Inc.	128,700	3,727,371
	Jean Coutu Group PJC, Inc. Class A	307,800	2,354,994
	Loblaw Companies, Ltd.	184,013	4,957,695
	Magna International, Inc. Class A	243,268	8,352,208
#	Manitoba Telecom Services, Inc.	40,500	1,136,973
#	Manulife Financial Corp.	1,562,378	26,604,811
	Metro, Inc. Class A	137,300	4,257,186
	National Bank of Canada	254,700	9,316,731
	Onex Corp.	168,200	2,714,767
	Petro-Canada	1,205,300	38,038,715
*	Sino-Forest Corp.	122,400	1,070,859
#	Sun Life Financial, Inc.	1,262,400	29,515,595
#	Talisman Energy, Inc.	1,380,878	17,300,030
	Teck Resources, Ltd. Class B	614,800	6,455,580
#	The Thomson Corp.	537,746	15,096,364
#	Toronto Dominion Bank	729,198	28,781,719
#	TransCanada Corp.	292,621	7,302,651
# *	Viterra, Inc.	381,473	2,781,208

2

	Yamana Gold, Inc.	1,396,561	10,954,338

TOTAL — CANADA			371,185,743

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
# *	A P Moller - Maersk A.S.	3,478	20,202,546
#	Carlsberg A.S. Series B	225,493	10,841,641
#	Dampskibsselskabet Torm A.S.	29,600	269,687
	Dampskibsselskabet Torm A.S. ADR	11,427	106,957
#	Danisco A.S.	107,780	3,529,806
*	Danske Bank A.S.	965,053	10,584,858
*	Jyske Bank A.S.	93,150	2,386,225
*	Sydbank A.S.	60,841	1,022,106

TOTAL — DENMARK			48,943,826

FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
#	Kesko Oyj	152,447	3,964,075
	Sampo Oyj	503,782	9,397,894
*	Stora Enso Oyj Series R	1,183,538	6,755,478
*	Stora Enso Oyj Sponsored ADR	91,500	515,145
	UPM-Kymmene Oyj	1,070,295	9,577,950
	UPM-Kymmene Oyj Sponsored ADR	69,300	615,384

TOTAL — FINLAND			30,825,926

FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
	Air France-KLM	250,260	2,778,573
*	AXA SA	2,818,397	47,353,868
# *	AXA SA Sponsored ADR	140,900	2,420,662
#	BNP Paribas SA	1,615,427	85,042,335
# *	Capgemini SA	259,094	9,685,001
	Casino Guichard Perrachon SA	90,782	5,663,274
#	Ciments Francais SA	26,702	2,418,490
#	CNP Assurances	72,302	5,700,698
	Compagnie de Saint-Gobain	580,915	20,840,460
#	Compagnie Generale des Establissements Michelin Series B	211,913	10,847,490
	Credit Agricole SA	1,759,114	25,720,980
#	European Aeronautic Defence & Space Co.	676,746	9,767,898
	France Telecom SA	829,338	18,411,328
#	Lafarge SA	319,678	18,038,938
#	Lagardere SCA	238,722	7,494,194
	Peugeot SA	325,797	7,523,543
#	PPR SA	156,369	11,979,908
	Renault SA	383,543	12,298,211
	Safran SA	312,438	3,728,997
# *	Schneider Electric SA	288,328	21,941,330
#	SCOR SE	193,766	4,066,656
	Societe Generale Paris	720,688	36,833,336
	STMicroelectronics NV	903,809	5,956,563

3

#	Vivendi SA	2,482,257	66,745,603
TOTAL COMMON STOCKS			443,258,336

RIGHTS/WARRANTS — (0.2%)
# *	Lafarge SA Rights 04/15/09	147,544	7,906,234

TOTAL — FRANCE			451,164,570

GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
#	Allianz SE	442,712	40,785,971
#	Allianz SE Sponsored ADR	2,834,240	25,678,214
#	Bayerische Motoren Werke AG	709,047	24,567,853
#	Celesio AG	131,969	2,947,824
#	Commerzbank AG	1,089,462	7,285,292
#	Daimler AG	1,684,003	60,049,288
#	Daimler AG Sponsored ADR	163,964	5,853,515
#	Deutsche Bank AG	774,190	41,285,440
	Deutsche Bank AG ADR	128,363	6,730,072
#	Deutsche Lufthansa AG	395,567	5,046,135
#	Deutsche Postbank AG	14,003	290,916
#	Deutsche Telekom AG	2,621,866	32,001,474
#	Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032
#	E.ON AG	1,336,631	44,865,879
# *	E.ON AG Sponsored ADR	1,091,708	36,735,974
#	Fraport AG	41,329	1,665,864
#	Generali Deutschland Holding AG	33,484	2,764,947
#	Hannover Rueckversicherung AG	110,141	3,558,684
#	Heidelberger Zement AG	31,811	1,337,266
#	Hochtief AG	8,774	420,559
	Linde AG	133,956	10,680,928
#	Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121
	Porsche Automobil Holding SE	87,512	6,303,943
	Salzgitter AG	47,551	3,354,819
*	SCA Hygiene Products AG	3,195	1,335,840
#	ThyssenKrupp AG	409,120	8,747,217
	TUI AG	265,715	2,889,967

TOTAL — GERMANY			460,355,034

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	490,361
*	Alpha Bank A.E.	214,210	2,086,499
	EFG Eurobank Ergasias S.A.	60,000	471,005
	Hellenic Petroleum S.A.	355,700	3,447,181
*	Marfin Investment Group S.A.	301,635	1,293,379
	National Bank of Greece S.A. ADR	619,230	2,520,266
	Piraeus Bank S.A.	170,906	1,567,118

TOTAL — GREECE			11,875,809

4

	HONG KONG — (2.6%)
	COMMON STOCKS — (2.6%)
	Cathay Pacific Airways, Ltd.	2,703,000	3,130,065
	Cheung Kong Holdings, Ltd.	3,224,000	33,545,966
	Dah Sing Financial Holdings, Ltd.	176,400	510,636
	Great Eagle Holdings, Ltd.	459,233	633,998
	Hang Lung Group, Ltd.	2,202,000	8,064,631
	Henderson Land Development Co., Ltd.	1,995,000	9,292,742
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	867,175
	Hopewell Holdings, Ltd.	1,129,000	2,899,109
	Hutchison Whampoa, Ltd.	5,472,000	32,089,763
	Hysan Development Co., Ltd.	993,191	1,803,766
	Kingboard Chemical Holdings, Ltd.	1,145,500	2,776,845
	New World China Land, Ltd.	1,963,600	764,238
	New World Development Co., Ltd.	4,109,128	5,384,958
	Pacific Basin Shipping, Ltd.	301,000	148,835
	Sino Land Co., Ltd.	2,559,315	3,259,770
	Sun Hung Kai Properties, Ltd.	2,274,000	23,478,944
	Wharf Holdings, Ltd.	3,509,740	11,570,307
	Wheelock and Co., Ltd.	3,482,000	7,522,699
	Wheelock Properties, Ltd.	1,565,000	627,882

	TOTAL — HONG KONG		148,372,329

	IRELAND — (0.0%)
	COMMON STOCKS — (0.0%)
	CRH P.L.C. Sponsored ADR	2,341	60,211

	ITALY — (2.5%)
	COMMON STOCKS — (2.5%)
#	Banca Monte Dei Paschi di Siena SpA	5,698,737	9,118,818
	Banca Popolare di Milano Scarl	982,340	5,711,214
	Banco Popolare Scarl	227,880	1,497,082
# *	Fiat SpA	443,245	4,333,336
#	Fondiaria - Sai SpA	167,605	2,787,276
	Intesa Sanpaolo SpA	10,621,828	33,839,680
#	Italcementi SpA	273,413	3,291,397
#	Telecom Italia SpA	4,286,450	5,420,202
	Telecom Italia SpA Sponsored ADR	1,874,500	23,468,740
	UniCredito SpA	13,337,664	32,476,877
#	Unione di Banche Italiane ScpA	1,533,872	21,149,558
	Unipol Gruppo Finanziario SpA	1,822,774	2,265,264

	TOTAL — ITALY		145,359,444

	JAPAN — (13.3%)
	COMMON STOCKS — (13.3%)
	AEON Co., Ltd.	866,800	6,786,887
#	Aioi Insurance Co., Ltd.	1,178,735	5,173,962
	Aisin Seiki Co., Ltd.	282,500	5,801,532

5

#	Ajinomoto Co., Inc.	1,130,000	8,296,618
	Amada Co., Ltd.	631,000	3,907,399
	Aoyama Trading Co., Ltd.	105,500	1,517,833
# *	Aozora Bank, Ltd.	943,000	1,194,573
	Asahi Glass Co., Ltd.	1,568,000	9,369,120
#	ASATSU-DK, Inc.	32,500	562,154
	Bridgestone Corp.	857,300	12,778,775
	Canon Marketing Japan, Inc.	124,900	1,510,293
	Chudenko Corp.	41,100	577,598
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,094,843
	Citizen Holdings Co., Ltd.	377,500	1,727,071
#	Coca-Cola West Co., Ltd.	65,907	1,083,483
	Comsys Holdings Corp.	149,000	1,210,301
	Cosmo Oil Co., Ltd.	1,019,364	2,896,819
#	Credit Saison Co., Ltd.	168,300	1,890,697
	Dai Nippon Printing Co., Ltd.	1,093,000	11,570,296
	Daicel Chemical Industries, Ltd.	515,000	2,163,892
#	Daido Steel Co., Ltd.	398,000	1,325,810
#	Daiwa House Industry Co., Ltd.	916,000	7,999,859
#	Dentsu, Inc.	52,700	977,334
	DIC Corp.	596,000	973,209
# *	Elpida Memory, Inc.	112,900	1,209,133
	Fuji Electric Holdings Co., Ltd.	181,780	312,615
	Fuji Heavy Industries, Ltd.	1,047,000	4,216,313
	FUJIFILM Holdings Corp.	1,077,300	27,717,044
	Fujikura, Ltd.	609,000	2,102,254
	Fukuoka Financial Group, Inc.	1,446,000	4,455,960
#	Glory, Ltd.	75,400	1,383,679
#	H2O Retailing Corp.	198,000	1,255,078
#	Hakuhodo Dy Holdings, Inc.	12,670	581,253
	Hino Motors, Ltd.	217,000	624,168
	Hitachi Chemical Co., Ltd.	72,000	965,933
	Hitachi Transport System, Ltd.	111,000	1,138,364
	Hitachi, Ltd.	6,574,000	22,971,652
	Hitachi, Ltd. Sponsored ADR	140,900	4,904,729
#	House Foods Corp.	117,000	1,590,754
	Idemitsu Kosan Co., Ltd.	40,100	2,961,784
#	Isetan Mitsukoshi Holdings, Ltd.	515,200	4,330,908
	Isuzu Motors, Ltd.	1,099,000	1,834,672
	Itochu Corp.	390,000	2,091,197
	JS Group Corp.	548,300	6,672,218
	JTEKT Corp.	208,300	2,009,070
	Juroku Bank, Ltd.	400,000	1,352,210
	Kajima Corp.	406,000	1,171,291
	Kamigumi Co., Ltd.	488,000	3,134,374
#	Kandenko Co., Ltd.	129,000	822,473
	Kaneka Corp.	580,542	3,366,493
	Kansai Paint Co., Ltd.	64,000	341,789
	Kawasaki Kisen Kaisha, Ltd.	372,000	1,401,630
	Kinden Corp.	285,000	2,377,809
	Kobe Steel, Ltd.	4,215,000	6,931,041
	Kuraray Co., Ltd.	107,000	920,647

6

#	Kyocera Corp.	327,900	25,466,163
	Kyocera Corp. Sponsored ADR	13,600	1,055,088
#	Marui Group Co., Ltd.	542,642	3,001,527
#	Mazda Motor Corp.	1,759,000	4,380,298
*	MEIJI Holdings Co., Ltd.	51,095	1,559,480
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,398,154
	Mitsubishi Gas Chemical Co., Inc.	258,000	1,205,655
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	19,715,370
	Mitsubishi Logistics Corp.	146,000	1,392,314
	Mitsubishi Materials Corp.	330,000	955,231
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,106,875
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,644,940
	Mitsui Chemicals, Inc.	1,302,800	3,890,824
*	Mitsui Mining and Smelting Co., Ltd.	915,000	1,811,390
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	20,560,893
	Musashino Bank, Ltd.	37,500	1,032,216
	Nagase & Co., Ltd.	235,889	1,807,100
*	NEC Corp.	4,453,101	14,805,118
#	NGK Spark Plug Co., Ltd.	330,000	3,183,914
	Nippon Express Co., Ltd.	1,363,000	4,860,853
	Nippon Kayaku Co., Ltd.	128,000	689,626
	Nippon Meat Packers, Inc.	220,536	2,270,579
	Nippon Mining Holdings, Inc.	1,731,500	7,862,101
	Nippon Mitsubishi Oil Corp.	2,732,050	14,216,749
#	Nippon Paper Group, Inc.	156,300	4,436,139
#	Nippon Sheet Glass Co., Ltd.	1,108,739	3,141,388
#	Nippon Shokubai Co., Ltd.	231,000	1,416,601
	Nippon Television Network Corp.	9,400	901,079
#	Nipro Corp.	42,000	612,433
	Nishi-Nippon Bank, Ltd.	1,193,569	2,406,171
#	Nissan Motor Co., Ltd.	4,480,000	23,383,299
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,651,591
	Nisshin Steel Co., Ltd.	1,226,000	2,365,446
	Nisshinbo Holdings, Inc.	305,000	3,216,894
	NOK Corp.	112,600	1,310,738
	NSK, Ltd.	477,000	2,123,173
	NTN Corp.	70,000	233,133
#	Obayashi Corp.	1,282,000	6,294,253
#	Oji Paper Co., Ltd.	1,756,000	7,559,851
	Onward Holdings Co., Ltd.	278,000	1,681,798
#	Panasonic Electric Works Co., Ltd.	616,000	5,012,428
#	Ricoh Co., Ltd.	905,000	11,189,308
	Rohm Co., Ltd.	178,000	10,916,484
*	Sapporo Hokuyo Holdings, Inc.	428,000	1,236,637
	SBI Holdings, Inc.	17,223	2,057,671
	Seiko Epson Corp.	249,600	3,525,183
	Seino Holdings Co., Ltd.	295,000	1,608,662
	Sekisui Chemical Co., Ltd.	689,000	3,617,576
	Sekisui House, Ltd.	1,131,000	9,760,912
	Shiga Bank, Ltd.	326,185	1,759,888
	Shimachu Co., Ltd.	70,700	1,235,404
	Shinko Securities Co., Ltd.	889,088	2,073,083

7

#	Shinsei Bank, Ltd.	806,000	1,054,378
	Shizuoka Bank, Ltd.	38,000	342,367
	Showa Denko K.K.	1,456,000	2,193,461
#	Sohgo Security Services Co., Ltd.	101,300	913,065
	Sojitz Corp.	1,875,200	2,906,078
	Sompo Japan Insurance, Inc.	1,881,000	11,335,920
	Sony Corp.	652,500	16,954,562
#	Sony Corp. Sponsored ADR	1,235,319	31,945,349
	Sumco Corp.	164,500	2,416,865
	Sumitomo Bakelite Co., Ltd.	347,000	1,377,255
#	Sumitomo Chemical Co., Ltd.	2,031,000	7,994,017
	Sumitomo Corp.	1,906,000	16,590,836
	Sumitomo Electric Industries, Ltd.	1,567,000	15,265,626
	Sumitomo Forestry Co., Ltd.	158,000	1,070,344
#	Sumitomo Heavy Industries, Ltd.	384,000	1,596,877
	Sumitomo Rubber Industries, Ltd.	230,300	1,587,364
	Sumitomo Trust & Banking Co., Ltd.	2,806,000	11,742,195
#	Taiheiyo Cement Corp.	1,638,800	2,877,121
#	Taisei Corp.	1,831,703	3,982,245
#	Takashimaya Co., Ltd.	299,000	1,866,540
#	TDK Corp.	234,800	10,708,028
	Teijin, Ltd.	1,866,862	4,786,963
	The 77 Bank, Ltd.	737,372	3,778,635
	The Awa Bank, Ltd.	65,600	369,531
#	The Bank of Iwate, Ltd.	19,600	943,514
#	The Bank of Kyoto, Ltd.	353,400	2,836,593
	The Bank of Nagoya, Ltd.	213,000	901,104
	The Chiba Bank, Ltd.	823,000	4,081,655
	The Chugoku Bank, Ltd.	240,800	3,033,338
	The Daishi Bank, Ltd.	573,932	2,163,082
	The Gunma Bank, Ltd.	585,397	2,916,821
	The Hachijuni Bank, Ltd.	993,231	5,851,742
	The Higo Bank, Ltd.	376,000	2,056,582
	The Hokkoku Bank, Ltd.	435,409	1,474,478
	The Hyakugo Bank, Ltd.	475,028	2,400,190
	The Hyakujishi Bank, Ltd.	329,000	1,507,235
	The Joyo Bank, Ltd.	842,000	3,889,950
	The Kagoshima Bank, Ltd.	358,143	2,400,155
	The Keiyo Bank, Ltd.	317,000	1,180,180
	The Nanto Bank, Ltd.	263,000	1,359,967
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,471,814
	The San-in Godo Bank, Ltd.	309,900	2,401,130
#	Toda Corp.	385,000	1,261,071
	Tokio Marine Holdings, Inc.	1,457,311	38,434,095
	Tokuyama Corp.	382,000	2,277,933
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,960,380
#	Toppan Printing Co., Ltd.	1,176,000	8,911,309
	Tosoh Corp.	884,000	2,030,466
	Toyo Seikan Kaisha, Ltd.	342,249	5,667,691
	Toyobo Co., Ltd.	743,000	1,162,870
	Toyota Auto Body Co., Ltd.	105,100	1,684,047
#	Toyota Tsusho Corp.	355,700	4,200,710

8

TV Asahi Corp.	755	960,748
UNY Co., Ltd.	323,750	2,378,729
Yamaguchi Financial Group, Inc.	362,148	3,498,895
Yamaha Corp.	285,400	3,261,146
Yamaha Motor Co., Ltd.	295,800	3,126,902
Yamanashi Chuo Bank, Ltd.	241,000	1,180,653
Yokogawa Electric Corp.	274,000	1,413,998
Yokohama Rubber Co., Ltd.	410,000	1,786,239

TOTAL — JAPAN		760,861,608

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	3,202,429	16,106,984
# ArcelorMittal	1,877,993	43,990,804
ING Groep NV	3,093,625	28,199,070
ING Groep NV Sponsored ADR	538,200	4,876,092
# Koninklijke Ahold NV	1,318,845	14,449,449
Koninklijke DSM NV	443,200	13,744,624
Koninklijke Philips Electronics NV	3,072,622	55,439,317
Koninklijke Philips Electronics NV ADR	133,700	2,403,926

TOTAL — NETHERLANDS		179,210,266

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Contact Energy, Ltd.	929,259	2,995,080
Fletcher Building, Ltd.	685,164	2,588,702

TOTAL — NEW ZEALAND		5,583,782

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
DnB NOR ASA Series A	2,507,294	15,606,027
* Marine Harvest	5,002,000	2,253,892
Norsk Hydro ASA	1,764,614	7,780,700
Norsk Hydro ASA Sponsored ADR	59,900	262,362
# Orkla ASA	2,700,350	19,332,085
* Storebrand ASA	713,900	2,590,232

TOTAL — NORWAY		47,825,298

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
# Banco BPI SA	275,646	651,885
# Banco Comercial Portugues SA	2,374,138	2,215,563

9

#	Banco Espirito Santo SA	747,704	3,659,539
#	Cimpor Cimentos de Portugal SA	129,009	769,576

TOTAL — PORTUGAL			7,296,563

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	Capitaland, Ltd.	5,173,000	9,542,650
	City Developments, Ltd.	884,000	3,825,832
	DBS Group Holdings, Ltd.	4,164,750	26,476,712
	Fraser & Neave, Ltd.	2,351,450	4,133,168
	Jardine Cycle & Carriage, Ltd.	179,324	1,715,139
#	Neptune Orient Lines, Ltd.	942,000	818,957
	Overseas-Chinese Banking Corp., Ltd.	3,086,000	12,162,549
	Singapore Airlines, Ltd.	1,435,600	10,324,959
	Singapore Land, Ltd.	603,000	1,408,737
	United Industrial Corp., Ltd.	1,391,000	1,002,243
	United Overseas Bank, Ltd.	528,000	4,069,659
*	UOL Group, Ltd.	1,376,600	2,049,904
	Venture Corp., Ltd.	48,000	192,028
	Wheelock Properties, Ltd.	476,000	351,474

TOTAL — SINGAPORE			78,074,011

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Acciona SA	68,193	6,972,010
#	Acerinox SA	464,577	7,075,890
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	385,922	4,175,680
#	Banco de Sabadell SA	2,431,718	14,032,567
#	Banco Espanol de Credito SA	264,996	2,753,330
	Banco Pastor SA	291,430	1,937,000
#	Banco Popular Espanol SA	1,995,979	16,450,805
#	Banco Santander Central Hispano SA	7,174,788	69,013,904
#	Banco Santander SA Sponsored ADR	4,608,838	42,170,868
#	Bankinter SA	210,353	2,486,461
*	Criteria Caixacorp SA	1,152,615	4,329,674
#	Fomento de Construcciones y Contratas SA	93,180	3,329,997
	Gas Natural SDG SA	424,058	6,724,119
	Grupo Catalana Occidente SA	64,015	943,831
#	Grupo Ferrovial SA	211,889	6,144,379
	Iberia Lineas Aereas de Espana SA	617,500	1,152,762
	Mapfre SA	766,082	2,183,623
	Repsol YPF SA	1,204,043	22,886,102
	Repsol YPF SA Sponsored ADR	1,302,917	24,546,956
#	Sacyr Vallehermoso SA	94,625	972,748

TOTAL — SPAIN			240,282,706

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# *	Electrolux AB Series B	460,347	5,187,058
	Holmen AB Series A	6,300	142,210

10

#	Holmen AB Series B	146,100	3,222,266
#	Nordea Bank AB	6,583,962	48,973,792
# *	Skandinaviska Enskilda Banken AB Series A	2,435,851	9,456,273
*	Skandinaviska Enskilda Banken AB Series C	9,800	39,147
#	SSAB Svenskt Stal AB Series A	427,300	4,070,522
	SSAB Svenskt Stal AB Series B	131,700	1,181,073
	Svenska Cellulosa AB	57,000	555,723
	Svenska Cellulosa AB Series B	1,331,900	12,841,936
#	Svenska Handelsbanken AB Series A	740,000	12,891,152
# *	Swedbank AB Series A	349,300	1,966,988
	Tele2 AB Series B	476,500	4,491,166
	Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,029,277
	TeliaSonera AB	3,330,548	15,626,815
#	Volvo AB Series A	898,101	5,882,164
#	Volvo AB Series B	1,028,966	6,709,142

TOTAL — SWEDEN			139,266,704

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
	Adecco SA	413,827	16,287,628
#	Baloise-Holding AG	200,163	14,694,292
#	Banque Cantonale Vaudoise	7,063	2,410,212
*	Compagnie Financiere Richemont SA Series A	1,139,103	20,391,770
#	Credit Suisse Group AG	1,755,349	68,592,952
	Credit Suisse Group AG Sponsored ADR	840,377	32,169,631
#	Givaudan SA	13,556	8,582,547
	Holcim, Ltd.	447,558	22,701,219
	Julius Baer Holdings AG	38,097	1,249,760
	PSP Swiss Property AG	95,780	4,501,795
# *	St. Galler Kantonalbank	8,925	3,158,137
#	Swatch Group AG	34,658	4,822,095
	Swiss Life Holding AG	123,557	9,559,026
#	Swiss Re	738,155	17,521,665
	Syngenta AG	79,925	17,063,227
*	UBS AG	2,815,663	38,677,332
	Zurich Financial Services AG	322,012	59,839,659

TOTAL — SWITZERLAND			342,222,947

UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
	Anglo American P.L.C.	1,329,421	28,606,903
	Associated British Foods P.L.C.	1,870,707	19,748,488
	Aviva P.L.C.	6,571,996	30,257,745
#	Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981
	British Airways P.L.C.	2,965,957	6,422,459
	Carnival P.L.C.	658,867	18,105,330
#	Carnival P.L.C. ADR	218,000	5,960,120
*	easyJet P.L.C.	687,918	3,198,012
	Friends Provident P.L.C.	5,399,716	5,080,810
#	HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871

11

	International Power P.L.C.	3,905,403	14,272,237
	Investec P.L.C.	1,003,281	4,805,603
	Kingfisher P.L.C.	12,172,495	33,136,239
	Ladbrokes P.L.C.	1,091,195	3,769,300
	Legal and General Group P.L.C.	15,758,133	13,410,793
	Lloyds Banking Group P.L.C.	119,495	193,822
	Meggitt P.L.C.	2,354,842	6,240,494
	Mondi P.L.C.	877,217	2,274,771
	Old Mutual P.L.C.	9,610,694	9,575,141
	Pearson P.L.C.	820,157	8,462,919
#	Pearson P.L.C. Sponsored ADR	1,817,509	18,829,393
	Rexam P.L.C.	3,248,785	15,048,528
*	Rolls-Royce Group P.L.C. (3283648)	1,317,228	6,529,998
*	Rolls-Royce Group P.L.C. (B526QW4)	148,885,909	220,255
*	Royal Bank of Scotland Group P.L.C.	15,142,602	9,263,719
	Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851
	RSA Insurance Group P.L.C.	12,939,111	24,893,232
	SABmiller P.L.C.	1,174,082	19,686,981
	Sainsbury (J.) P.L.C.	4,805,106	23,285,689
	Schroders P.L.C.	123,678	1,497,900
	Schroders P.L.C. Non-Voting	63,155	645,235
	Standard Chartered P.L.C.	927,972	14,355,094
	Thomas Cook Group P.L.C.	1,861,207	7,184,689
#	Thomson Reuters P.L.C.	1,137,914	29,268,757
	Tomkins P.L.C. Sponsored ADR	330,800	3,354,312
	Vodafone Group P.L.C.	34,976,333	64,285,526
	Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948
	Whitbread P.L.C.	898,551	12,429,126
	William Morrison Supermarkets P.L.C.	6,906,878	25,018,914
*	WPP P.L.C.	1,259,793	8,619,438
# *	WPP P.L.C. Sponsored ADR	24,445	834,063
	Xstrata P.L.C.	648,354	5,715,998

TOTAL — UNITED KINGDOM			851,273,684

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738
TOTAL SECURITIES LENDING COLLATERAL			1,108,474,599

TOTAL INVESTMENTS - (100.0%) (Cost $5,789,745,691)			$5,736,277,329

See accompanying Notes to Financial Statements.

12

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

COMMON STOCKS — (79.3%)
Consumer Discretionary — (16.7%)
* #	ABILIT Corp.	514,400	$563,867
	Accordia Golf Co., Ltd.	1,227	714,440
	Aeon Fantasy Co., Ltd.	60,432	459,066
	Aichi Machine Industry Co., Ltd.	285,000	678,916
	Aigan Co., Ltd.	61,600	332,826
	Aisan Industry Co., Ltd.	153,700	941,967
#	Akebono Brake Industry Co., Ltd.	333,500	1,603,004
	Alpha Corp.	31,700	160,058
	Alpine Electronics, Inc.	225,500	1,819,183
#	Amiyaki Tei Co., Ltd.	239	292,331
#	Amuse, Inc.	29,999	292,751
	Anrakutei Co., Ltd.	50,000	206,740
	AOI Advertising Promotion, Inc.	39,000	179,351
	AOKI Holdings, Inc.	148,200	1,310,079
	Aoyama Trading Co., Ltd.	95,000	1,366,769
#	ASATSU-DK, Inc.	53,600	927,122
	Asti Corp.	50,000	72,553
* #	Atom Corp.	129,700	378,974
	Atsugi Co., Ltd.	701,000	958,075
#	Autobacs Seven Co., Ltd.	40,800	1,115,313
#	Avex Group Holdings, Inc.	151,400	1,348,181
#	Best Denki Co., Ltd.	273,000	819,384
	Calsonic Kansei Corp.	506,000	947,855
*	Carchs Holdings Co., Ltd.	710,600	232,211
	Catena Corp.	92,000	217,358
#	Chiyoda Co., Ltd.	141,200	1,961,378
#	Chofu Seisakusho Co., Ltd.	119,100	2,195,572
#	Chori Co., Ltd.	658,000	651,741
	Chuo Spring Co., Ltd.	205,000	545,793
* #	Clarion Co., Ltd.	689,000	639,744
#	Cleanup Corp.	139,900	569,826
#	Colowide Co., Ltd.	200,450	1,073,423
	Corona Corp.	98,500	912,121
	Cross Plus, Inc.	22,000	233,618
#	Cybozu, Inc.	615	108,438
	Daido Kogyo Co., Ltd.	145,000	228,098
#	Daidoh, Ltd.	125,600	612,148
	Daifuku Co., Ltd.	192,500	1,157,432
	Daikoku Denki Co., Ltd.	49,400	568,038
* #	Daikyo, Inc.	536,000	655,032
	Daimaruenawin Co., Ltd.	400	2,217
	Dainichi Co., Ltd.	57,700	301,700
	Daisyo Corp.	72,300	935,868

1

*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,901
#	Daiwa Seiko, Inc.	433,000	579,148
#	Daiwabo Co., Ltd.	466,000	2,036,273
#	DCM Japan Holdings Co., Ltd.	241,300	1,240,158
	Descente, Ltd.	263,000	1,055,900
#	Doshisha Co., Ltd.	64,900	784,299
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,158,884
	Dynic Corp.	127,000	179,062
#	Eagle Industry Co., Ltd.	139,000	494,079
* #	Econach Co., Ltd.	177,000	84,107
#	Edion Corp.	266,500	1,262,860
	Eikoh, Inc.	41,800	111,075
	Exedy Corp.	120,500	2,241,473
	F&A Aqua Holdings, Inc.	60,638	573,521
*	Fine Sinter Co., Ltd.	49,000	76,793
#	Foster Electric Co., Ltd.	81,900	644,880
#	France Bed Holdings Co., Ltd.	804,000	1,006,894
#	Fuji Co., Ltd.	106,000	1,839,467
#	Fuji Corp., Ltd.	113,900	330,486
* #	Fuji Kiko Co., Ltd.	151,000	162,249
#	Fuji Kyuko Co., Ltd.	357,000	1,529,573
	Fuji Oozx, Inc.	6,000	12,696
#	Fujibo Holdings, Inc.	46,000	79,870
*	Fujii & Co., Ltd.	44,000	446
	Fujikura Rubber, Ltd.	74,000	223,706
#	Fujita Kanko, Inc.	402,100	1,698,683
	Fujitsu Business Systems, Ltd.	81,900	971,936
#	Fujitsu General, Ltd.	339,000	969,900
#	Funai Electric Co., Ltd.	13,200	375,395
* #	Furukawa Battery Co., Ltd.	87,000	789,110
	G-7 Holdings, Inc.	29,200	100,100
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	590,538
	Genki Sushi Co., Ltd.	19,200	231,447
#	GEO Co., Ltd.	1,255	708,313
	Goldcrest Co., Ltd.	55,870	1,280,818
* #	Goldwin, Inc.	175,000	285,478
	Gourmet Kineya Co., Ltd.	67,000	408,973
*	Gro-BeLS Co., Ltd.	177,000	34,447
*	GSI Creos Corp.	194,000	199,343
	Gunze, Ltd.	624,000	2,032,514
	Hakuyosha Co., Ltd.	88,000	231,505
	Happinet Corp.	36,100	409,046
	Haruyama Trading Co., Ltd.	49,900	165,745
*	Haseko Corp.	1,139,500	717,984
#	Hikari Tsushin, Inc.	12,700	259,915
	Himaraya Co., Ltd.	38,300	88,219
#	HIS Co., Ltd.	118,200	1,865,822
	Hitachi Koki Co., Ltd.	63,000	538,250
	Horipro, Inc.	47,000	379,110
	I Metal Technology Co., Ltd.	150,000	282,545
	Ichikawa Co., Ltd.	63,000	143,652
#	Ichikoh Industries, Ltd.	289,000	352,252
* #	Image Holdings Co., Ltd.	41,000	65,502
	Imasen Electric Industrial Co., Ltd.	54,400	374,943

2

	Imperial Hotel, Ltd.	10,200	174,564
*	Impress Holdings, Inc.	112,400	122,106
	Inaba Seisakusho Co., Ltd.	60,800	585,442
	Ishizuka Glass Co., Ltd.	109,000	186,094
*	Izuhakone Railway Co., Ltd.	300	16,427
*	Izutsuya Co., Ltd.	350,000	206,958
#	Japan Vilene Co., Ltd.	219,000	977,603
	Jeans Mate Corp.	38,208	187,907
	Jidosha Buhin Kogyo Co., Ltd.	82,000	139,849
#	Joban Kosan Co., Ltd.	221,000	336,621
#	Joint Corp.	164,800	249,898
#	Joshin Denki Co., Ltd.	196,000	1,051,472
	Juntendo Co., Ltd.	35,000	36,885
*	JVC Kenwood Holdings, Inc.	2,477,300	1,467,632
	Kabuki-Za Co., Ltd.	39,000	1,565,755
*	Kachikaihatsu Co., Ltd.	186,000	56,305
#	Kadokawa Holdings, Inc.	91,900	1,764,682
	Kanto Auto Works, Ltd.	206,800	2,251,429
	Kasai Kogyo Co., Ltd.	119,000	243,924
	Kato Sangyo Co., Ltd.	121,700	1,691,435
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	208,741
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	326,329
	Kayaba Industry Co., Ltd.	726,000	1,319,000
	Keihin Corp.	35,300	448,233
#	Keiyo Co., Ltd.	195,000	878,598
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,356,818
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	258,198
	Kisoji Co., Ltd.	87,000	1,607,016
	Koekisha Co., Ltd.	13,600	235,711
	Kohnan Shoji Co., Ltd.	91,600	804,329
#	Koito Manufacturing Co., Ltd.	70,000	638,287
#	Kojima Co., Ltd.	126,600	446,071
	Komatsu Seiren Co., Ltd.	145,000	550,229
#	Komeri Co., Ltd.	55,400	1,167,077
	Konaka Co., Ltd.	104,960	240,477
*	Kosugi Sangyo Co., Ltd.	416,000	4,218
	Ku Holdings Co., Ltd.	68,200	169,453
#	Kura Corp.	283	359,014
	Kurabo Industries, Ltd.	856,000	1,670,373
	Kuraudia Co., Ltd.	4,800	48,417
	Kuroganeya Co., Ltd.	14,000	47,462
#	K’s Holdings Corp.	130,772	2,357,030
#	Kyoritsu Maintenance Co., Ltd.	49,660	764,180
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	362,496
	Kyowa Leather Cloth Co., Ltd.	73,500	290,759
*	Laox Co., Ltd.	1,425,000	436,197
#	Look, Inc.	784,000	739,937
#	Maezawa Kyuso Industries Co., Ltd.	50,400	832,606
*	Magara Construction Co., Ltd.	135,000	1,369
*	Mamiya-Op Co., Ltd.	285,000	142,051
	Marche Corp.	23,000	158,796
#	Mars Engineering Corp.	69,100	1,935,588
#	Maruei Department Store Co., Ltd.	142,000	250,456
*	Maruishi Holdings Co., Ltd.	214,000	2,170
	Maruzen Co., Ltd.	46,000	157,129

3

#	Matsuya Co., Ltd.	162,500	1,995,515
	Matsuya Foods Co., Ltd.	64,900	856,492
	Meiwa Industry Co., Ltd.	38,000	58,399
	Mikuni Corp.	114,000	130,254
* #	Misawa Homes Co., Ltd,	72,200	217,648
#	Misawa Resort Co., Ltd.	190,000	323,980
*	Mitsuba Corp.	152,690	460,194
	Mitsui Home Co., Ltd.	212,000	947,246
	Miyuki Keori Co., Ltd.	106,000	199,922
#	Mizuno Corp.	450,000	1,767,026
#	MOS Food Services, Inc.	110,000	1,691,153
	MR Max Corp.	123,800	536,993
	Mutow Co., Ltd.	77,300	334,702
* #	Naigai Co., Ltd.	2,770,000	1,545,816
#	Nexyz Corp.	3,700	83,151
	NHK Spring Co., Ltd.	273,000	1,261,983
	Nice Holdings, Inc.	399,000	596,581
*	Nichimo Corp.	667,000	6,763
	Nidec Copal Corp.	163,700	1,064,140
#	Nidec Tosok Corp.	61,000	449,578
	Nihon Tokushu Toryo Co., Ltd.	56,000	160,946
	Nikko Travel Co., Ltd.	12,200	23,152
#	Nippon Felt Co., Ltd.	67,200	275,549
* #	Nippon Piston Ring Co., Ltd.	293,000	288,286
	Nippon Seiki Co., Ltd.	148,400	1,338,505
#	Nishimatsuya Chain Co., Ltd.	222,800	1,787,067
	Nissan Shatai Co., Ltd.	476,300	3,004,816
#	Nissen Holdings Co., Ltd.	207,400	795,997
#	Nissin Kogyo Co., Ltd.	60,800	693,787
	Nittan Valve Co., Ltd.	82,800	234,784
*	Nitto Kako Co., Ltd.	98,000	52,092
	Noritsu Koki Co., Ltd.	99,200	759,178
*	Omikenshi Co., Ltd.	176,000	130,236
	Onward Holdings Co., Ltd.	3,000	18,149
	Pacific Industrial Co., Ltd.	183,000	532,673
#	PanaHome Corp.	457,200	2,533,456
	Parco Co., Ltd.	270,800	1,842,785
#	PARIS MIKI HOLDINGS, INC.	173,100	1,606,889
* #	PIA Corp.	28,800	299,718
	Piolax, Inc.	44,500	552,081
	Press Kogyo Co., Ltd.	375,000	655,909
	Resorttrust, Inc.	169,908	1,642,834
* #	Rhythm Watch Co., Ltd.	443,000	392,213
#	Right On Co., Ltd.	95,425	658,274
#	Riken Corp.	359,000	945,423
#	Ringer Hut Co., Ltd.	74,800	871,556
	Roland Corp.	88,300	1,059,117
#	Royal Co., Ltd.	138,200	1,419,460
	Sagami Chain Co., Ltd.	77,000	679,714
* #	Sagami Co., Ltd.	374,000	462,198
	Sagami Rubber Industries Co., Ltd.	15,000	33,520
#	Saint Marc Holdings Co., Ltd.	37,300	942,512
#	Saizeriya Co., Ltd.	172,200	1,955,062
* #	Sakai Ovex Co., Ltd.	205,000	224,030
*	Sanden Corp.	487,000	1,097,856

4

#	Sanoh Industrial Co., Ltd.	114,900	466,430
#	Sanrio Co., Ltd.	270,400	2,010,457
	Sanyo Housing Nagoya Co., Ltd.	354	254,613
#	Sanyo Shokai, Ltd.	462,000	1,503,893
#	Seiko Holdings Corp.	391,407	822,330
	Seiren Co., Ltd.	215,100	1,003,325
#	Senshukai Co., Ltd.	159,600	1,021,850
* #	Seven Seas Holdings Co., Ltd.	891,000	287,240
	Shikibo, Ltd.	497,000	1,131,676
	Shimachu Co., Ltd.	43,800	765,356
	SHINYEI KAISHA	96,000	123,786
#	Shiroki Co., Ltd.	302,000	569,672
#	Shobunsha Publications, Inc.	358,300	1,734,774
#	Shochiku Co., Ltd.	419,400	2,894,533
	Showa Corp.	247,300	1,171,743
*	Silver Ox, Inc.	118,000	64,557
* #	Silver Seiko, Ltd.	1,091,000	100,245
	SNT Corp.	93,800	275,433
*	Sofmap Co., Ltd.	43,100	68,916
	Soft99 Corp.	71,500	290,433
	Sotoh Co., Ltd.	49,700	505,338
	SPK Corp.	16,800	171,158
#	Suminoe Textile Co., Ltd.	260,000	334,897
#	Sumitomo Forestry Co., Ltd.	170,066	1,152,083
* #	Suzutan Co., Ltd.	26,200	51,133
* #	SxL Corp.	493,000	238,784
	Tachikawa Corp.	50,800	231,936
	Tachi-S Co., Ltd.	119,440	768,082
#	Takamatsu Construction Group	122,600	1,647,443
	Taka-Q Co., Ltd.	73,500	99,695
	Takata Corp.	9,000	104,693
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	109,257
#	Tasaki Shinju Co., Ltd.	892,000	597,590
	Taya Co., Ltd.	5,000	34,110
	TBK Co., Ltd.	90,000	131,908
*	TDF Corp.	27,000	27,157
	Teikoku Piston Ring Co., Ltd.	108,100	473,285
	Teikoku Sen-I Co., Ltd.	78,000	321,155
#	Telepark Corp.	146	178,297
* #	Ten Allied Co., Ltd.	50,000	148,573
* #	The Daiei, Inc.	223,900	865,002
#	The Japan Wool Textile Co., Ltd.	308,000	1,805,454
	Tigers Polymer Corp.	59,000	195,060
	Toabo Corp.	350,000	324,887
	Toei Co., Ltd.	427,000	1,876,837
* #	Tohoku Misawa Homes Co., Ltd.	37,500	75,634
*	Tokai Kanko Co., Ltd.	505,999	170,420
	Tokai Rika Co., Ltd.	85,400	1,121,825
	Tokai Rubber Industries, Ltd.	106,300	932,760
*	Tokai Senko K.K.	462,000	451,030
	Tokyo Dome Corp.	638,200	1,821,053
	Tokyo Kaikan Co., Ltd.	12,000	41,889
	Tokyo Soir Co., Ltd.	49,000	116,948
	Tokyo Style Co., Ltd.	336,700	2,482,634
#	Tokyotokeiba Co., Ltd.	880,000	1,181,406

5

	Tokyu Recreation Co., Ltd.	77,000	393,659
#	Tomy Co., Ltd.	313,193	1,271,759
* #	Tonichi Carlife Group, Inc.	318,000	318,854
	Topre Corp.	180,100	1,482,860
*	Totenko Co., Ltd.	57,000	77,814
#	Touei Housing Corp.	128,540	284,845
#	Toyo Radiator Co., Ltd.	253,000	401,028
* #	Toyo Tire & Rubber Co., Ltd.	711,000	1,234,135
#	Toyobo Co., Ltd.	1,002,000	1,568,231
#	Tsukamoto Co., Ltd.	67,000	50,413
	Tsutsumi Jewelry Co., Ltd.	67,500	1,108,395
* #	Unitika, Ltd.	1,629,000	1,808,763
#	U-Shin, Ltd.	94,500	366,967
	Watabe Wedding Corp.	29,500	467,699
#	Watami Food Service Co., Ltd.	127,700	2,558,968
*	Wondertable, Ltd.	97,000	81,687
#	Xebio Co., Ltd.	52,800	811,270
	Yamato International, Inc.	43,000	149,437
	Yellow Hat, Ltd.	73,700	233,175
	Yokohama Reito Co., Ltd.	175,000	1,012,673
#	Yomiuri Land Co., Ltd.	258,000	718,493
	Yonex Co., Ltd.	40,000	261,911
#	Yorozu Corp.	73,500	644,918
	Yoshimoto Kogyo Co., Ltd.	116,800	1,081,259
#	Yoshinoya Holdings Co., Ltd.	2,168	2,301,436
#	Zenrin Co., Ltd.	127,400	1,656,418
#	Zensho Co., Ltd.	362,900	1,716,428
Total Consumer Discretionary			207,001,179

Consumer Staples — (8.3%)
#	Aderans Holdings Co., Ltd.	142,450	1,380,145
*	Aeon Hokkaido Corp.	428,200	1,264,152
	Ahjikan Co., Ltd.	10,500	80,107
#	Ariake Japan Co., Ltd.	113,700	1,562,888
	Cawachi, Ltd.	81,200	1,247,761
	CFS Corp.	122,000	750,095
#	Chubu Shiryo Co., Ltd.	89,000	509,804
	Chuo Gyorui Co., Ltd.	93,000	151,335
	Coca-Cola Central Japan Co., Ltd.	143,000	1,737,846
#	cocokara fine HOLDINGS, Inc.	36,060	315,127
	CVS Bay Area, Inc.	55,000	70,533
#	DyDo Drinco, Inc.	55,700	1,478,610
	Echo Trading Co., Ltd.	11,000	82,528
	Ensuiko Sugar Refining Co., Ltd.	103,000	154,806
#	Fancl Corp.	218,500	2,501,944
* #	First Baking Co., Ltd.	183,000	176,971
#	Fuji Oil Co., Ltd.	155,000	1,536,997
	Fujicco Co., Ltd.	118,600	1,314,226
* #	Fujiya Co., Ltd.	549,000	700,559
	Hagoromo Foods Corp.	40,000	406,312
	Harashin Narus Holdings Co., Ltd.	61,500	554,999
* #	Hayashikane Sangyo Co., Ltd.	336,000	260,345
#	Heiwado Co., Ltd.	198,600	2,217,792
* #	Hohsui Corp.	120,000	111,539
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	418,713

6

#	Hokuto Corp.	110,300	1,940,198
	Inageya Co., Ltd.	175,000	1,623,688
	Itochu-Shokuhin Co., Ltd.	40,700	1,297,332
	Itoham Foods, Inc.	693,800	2,114,014
	Izumiya Co., Ltd.	292,000	1,511,873
#	J-Oil Mills, Inc.	533,000	1,436,068
	Kameda Seika Co., Ltd.	70,000	995,599
	Kasumi Co., Ltd.	211,000	864,942
#	Key Coffee, Inc.	76,600	1,154,223
	Kirindo Co., Ltd.	32,800	146,829
#	Kyodo Shiryo Co., Ltd.	353,000	362,417
	Kyokuyo Co., Ltd.	370,000	697,005
#	Life Corp.	183,900	2,985,016
#	Mandom Corp.	82,200	1,479,410
	Marudai Food Co., Ltd.	443,000	984,789
	Maruha Nichiro Holdings, Inc.	1,651,069	2,176,492
*	Maruya Co., Ltd.	14,000	14,059
#	Matsumotokiyoshi Holdings Co., Ltd.	14,600	253,641
*	Maxvalu Tohok Co., Ltd.	18,200	106,858
	Maxvalu Tokai Co., Ltd.	59,400	618,931
#	Meito Sangyo Co., Ltd.	77,800	1,077,279
	Mercian Corp.	413,000	715,616
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,405,685
#	Milbon Co., Ltd.	42,840	871,434
	Ministop Co., Ltd.	84,900	1,205,433
	Mitsui Sugar Co., Ltd.	465,850	1,251,427
	Miyoshi Oil & Fat Co., Ltd.	261,000	347,243
#	Morinaga & Co., Ltd.	909,000	1,750,920
#	Morinaga Milk Industry Co., Ltd.	852,000	2,622,155
	Morishita Jinton Co., Ltd.	47,800	116,662
	Morozoff, Ltd.	108,000	330,243
#	Nagatanien Co., Ltd.	118,000	976,649
#	Nakamuraya Co., Ltd.	203,000	964,327
#	Nichimo Co., Ltd.	112,000	186,089
#	Nihon Chouzai Co., Ltd.	22,380	291,604
	Niitaka Co., Ltd.	7,260	57,912
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,140,946
#	Nippon Flour Mills Co., Ltd.	604,000	2,332,678
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	265,873
#	Nippon Suisan Kaisha, Ltd.	514,500	1,472,259
	Nissin Sugar Manufacturing Co., Ltd.	149,000	285,867
	Nitto Flour Milling Co., Ltd.	64,000	185,487
	Oenon Holdings, Inc.	247,000	475,824
	Oie Sangyo Co., Ltd.	20,900	167,224
	Okuwa Co., Ltd.	146,000	1,581,596
	Olympic Corp.	65,000	403,402
	Oriental Yeast Co., Ltd.	101,000	442,864
	Pietro Co., Ltd.	10,300	81,052
#	Pigeon Corp.	67,800	1,696,740
*	Poplar Co., Ltd.	25,760	164,179
	Prima Meat Packers, Ltd.	705,000	814,366
	Riken Vitamin Co., Ltd.	79,300	2,011,937
	Rock Field Co., Ltd.	47,800	559,633
#	Ryoshoku, Ltd.	141,900	2,897,426
	S Foods, Inc.	104,000	782,406

7

#	Sakata Seed Corp.	171,000	2,238,226
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	638,317
	Shoei Foods Corp.	44,000	191,858
#	Showa Sangyo Co., Ltd.	581,000	1,570,984
#	Snow Brand Milk Products Co., Ltd.	900,000	2,246,333
#	Sogo Medical Co., Ltd.	23,000	464,419
	Sonton Food Industry Co., Ltd.	43,000	248,682
	Starzen Corp.	279,000	597,201
#	T. Hasegawa Co., Ltd.	133,400	1,383,898
#	The Maruetsu, Inc.	417,000	1,775,829
#	The Nisshin Oillio Group, Ltd.	585,000	2,312,022
	Three F Co., Ltd.	17,700	110,187
#	Tobu Store Co., Ltd.	215,000	644,723
	Toho Co., Ltd.	158,000	523,893
	Tohto Suisan Co., Ltd.	120,000	142,052
	Torigoe Co., Ltd.	84,500	595,517
*	Toyo Sugar Refining Co., Ltd.	157,000	155,681
	Tsukiji Uoichiba Co., Ltd.	57,000	71,019
#	Tsuruha Holdings, Inc.	45,200	1,128,960
	Unicafe, Inc.	14,260	145,210
#	Unicharm Petcare Corp.	88,900	2,371,772
	Unimat Offisco Corp.	85,100	736,967
	Valor Co., Ltd.	173,600	1,302,433
	Warabeya Nichiyo Co., Ltd.	51,360	567,361
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	404,430
#	Yaoko Co., Ltd.	56,400	1,526,535
#	Yomeishu Seizo Co., Ltd.	100,000	885,343
	Yonekyu Corp.	98,000	931,038
	Yuasa Funashoku Co., Ltd.	112,000	208,079
#	Yukiguni Maitake Co., Ltd.	104,256	385,547
	Yutaka Foods Corp.	6,000	69,773
Total Consumer Staples			102,256,244

Energy — (1.2%)
	AOC Holdings, Inc.	139,600	848,324
#	BP Castrol K.K.	69,800	164,499
* #	Fuji Kosan Co., Ltd.	264,000	235,780
	Itochu Enex Co., Ltd.	321,400	1,777,243
	Japan Oil Transportation Co., Ltd.	79,000	143,530
	Kanto Natural Gas Development Co., Ltd.	175,000	917,357
#	Kyoei Tanker Co., Ltd.	115,000	274,928
#	Mitsuuroko Co., Ltd.	212,500	1,235,157
#	Modec, Inc.	102,500	1,471,022
#	Nippon Gas Co., Ltd.	148,900	2,041,729
	Nippon Seiro Co., Ltd.	64,000	84,458
#	Sala Corp.	129,500	693,596
	San-Ai Oil Co., Ltd.	259,000	974,271
	Shinko Plantech Co., Ltd.	154,800	1,029,992
	Sinanen Co., Ltd.	259,000	1,233,714
	Toa Oil Co., Ltd.	360,000	405,072
#	Toyo Kanetsu K.K.	466,000	774,513
Total Energy			14,305,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	149,341

8

*	Azel Corp.	1,237,000	12,543
*	Bank of the Ryukyus, Ltd.	121,780	947,603
*	Cedyna Financial Corp.	502,350	899,183
#	Century Tokyo Leasing Corp.	336,590	2,096,040
	Chuo Corp.	81,000	4,080
#	Daiko Clearing Services Corp.	49,700	271,954
*	Fukushima Bank, Ltd.	836,000	434,101
	Fuyo General Lease Co., Ltd.	104,100	1,750,793
	Heiwa Real Estate Co., Ltd.	171,000	443,183
	Higashi-Nippon Bank, Ltd.	626,000	1,575,245
#	Ichiyoshi Securities Co., Ltd.	160,600	911,057
* #	Kenedix, Inc.	442	68,398
*	Kirayaka Bank, Ltd.	98,000	81,255
	Kiyo Holdings, Inc.	2,135,900	2,564,021
#	Kobayashi Yoko Co., Ltd.	268,200	939,691
#	Kosei Securities Co., Ltd.	295,000	279,923
*	L Kakuei Corp.	100,000	1,014
#	Marusan Securities Co., Ltd.	256,000	1,446,049
#	Mito Securities Co., Ltd.	271,000	561,219
	Mitsubishi Estate Co., Ltd.	11,949	156,187
* #	Mizuho Investors Securities Co., Ltd.	740,000	703,195
#	Monex Group, Inc.	2,123	652,069
	Musashino Bank, Ltd.	62,900	1,731,370
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,207
* #	NIS Group Co., Ltd.	1,470,625	645,978
#	Nisshin Fudosan Co., Ltd.	189,400	386,348
	Okasan Securities Group, Inc.	547,000	2,056,809
#	Ricoh Leasing Co., Ltd.	91,100	1,348,916
#	RISA Partners, Inc.	479	222,926
#	Sankei Building Co., Ltd.	190,800	857,544
*	Sapporo Hokuyo Holdings, Inc.	98,000	283,155
#	Shikoku Bank, Ltd.	742,000	2,667,044
#	Shimizu Bank, Ltd.	32,100	1,261,735
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,218,496
	Takagi Securities Co., Ltd.	208,000	261,386
	The Aichi Bank, Ltd.	34,100	2,466,234
	The Akita Bank, Ltd.	666,400	2,224,219
#	The Aomori Bank, Ltd.	611,000	2,322,311
* #	The Bank of Ikeda, Ltd.	70,300	2,694,697
#	The Bank of Iwate, Ltd.	57,400	2,763,149
	The Bank of Nagoya, Ltd.	171,297	724,678
	The Bank of Okinawa, Ltd.	74,500	2,009,597
	The Bank of Saga, Ltd.	584,000	1,747,988
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,594,538
	The Chukyo Bank, Ltd.	732,000	2,346,317
#	The Daisan Bank, Ltd.	621,000	1,697,234
	The Daito Bank, Ltd.	498,000	324,204
	The Ehime Bank, Ltd.	593,000	1,477,278
	The Eighteenth Bank, Ltd.	614,000	1,790,251
* #	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	540,882
#	The Fukui Bank, Ltd.	841,000	2,636,740
	The Hokkoku Bank, Ltd.	634,000	2,146,990
#	The Hokuetsu Bank, Ltd.	875,000	1,442,523
	The Kagawa Bank, Ltd.	269,350	1,135,437

9

*	The Kanto Tsukuba Bank, Ltd.	188,800	794,554
	The Kita-Nippon Bank, Ltd.	29,706	761,752
	The Michinoku Bank, Ltd.	524,000	1,269,335
*	The Minato Bank, Ltd.	1,360,000	1,764,297
	The Miyazaki Bank, Ltd.	494,000	1,936,747
	The Nagano Bank, Ltd.	314,000	825,545
	The Oita Bank, Ltd.	491,900	2,532,438
	TOC Co., Ltd.	422,050	1,401,108
	Tochigi Bank, Ltd.	386,000	1,785,923
	Toho Bank, Ltd.	759,200	2,771,552
#	Toho Real Estate Co., Ltd.	184,600	896,360
	Tohoku Bank, Ltd.	390,000	589,911
	Tokai Tokyo Financial Holdings, Inc.	898,000	1,990,284
#	Tokushima Bank, Ltd.	267,200	1,330,422
	Tokyo Rakutenchi Co., Ltd.	222,000	851,692
#	Tokyo Tatemono Co., Ltd.	359,000	1,219,222
#	Tokyo Theatres Co., Inc.	299,000	560,985
#	Tokyo Tomin Bank, Ltd.	110,100	1,538,721
	Tokyu Community Corp.	48,200	746,589
#	Tokyu Livable, Inc.	102,300	613,688
	Tomato Bank, Ltd.	397,000	957,472
#	Tottori Bank, Ltd.	328,000	882,550
* #	Towa Bank, Ltd.	876,000	438,273
*	Toyo Securities Co., Ltd.	307,000	506,608
#	Yamagata Bank, Ltd.	584,500	2,641,749
	Yamanashi Chuo Bank, Ltd.	231,000	1,131,663
#	Yuraku Real Estate Co., Ltd.	514,000	590,746
Total Financials			97,306,511

Health Care — (3.1%)
	Aloka Co., Ltd.	89,000	644,434
#	As One Corp.	69,568	1,145,801
	ASKA Pharmaceutical Co., Ltd.	101,000	815,238
	Create Medic Co., Ltd.	28,000	238,748
	Eiken Chemical Co., Ltd.	78,900	620,658
	FALCO biosystems, Ltd.	34,300	261,167
#	Fuso Pharmaceutical Industries, Ltd.	322,000	849,804
	Green Hospital Supply, Inc.	940	327,405
	Hitachi Medical Corp.	135,000	1,062,686
#	Hogy Medical Co., Ltd.	50,300	2,694,419
	Iwaki & Co., Ltd.	55,000	106,165
	Japan Medical Dynamic Marketing, Inc.	44,900	78,622
#	Jeol, Ltd.	268,000	716,172
	JMS Co., Ltd.	126,000	457,603
	Kaken Pharmaceutical Co., Ltd.	348,000	2,897,288
	Kawamoto Corp.	4,000	19,047
	Kawanishi Holdings, Ltd.	7,400	55,942
	Kawasumi Laboratories, Inc.	45,000	236,871
	Kyorin Co., Ltd.	177,000	2,049,302
#	Nichii Gakkan Co.	242,400	2,068,887
	Nihon Kohden Corp.	151,200	1,657,221
#	Nikkiso Co., Ltd.	237,000	1,339,830
#	Nippon Chemiphar Co., Ltd.	131,000	374,235
	Nippon Shinyaku Co., Ltd.	237,000	2,115,707
#	Nipro Corp.	180,100	2,626,173

10

	Nissui Pharmaceutical Co., Ltd.	66,100	492,860
#	Paramount Bed Co., Ltd.	98,800	1,305,172
	Rion Co., Ltd.	5,000	23,383
	Seikagaku Corp.	198,500	1,892,943
#	SSP Co., Ltd.	383,000	1,901,982
#	Topcon Corp.	154,800	727,390
	Torii Pharmaceutical Co., Ltd.	92,800	1,229,306
#	Towa Pharmaceutical Co., Ltd.	56,300	2,140,668
*	Vital Ksk Holdings, Inc.	142,400	701,748
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	414,129
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,603,039
Total Health Care			37,892,045

Industrials — (22.4%)
*	A&A Material Corp.	235,000	186,976
#	Advan Co., Ltd.	99,400	481,564
* #	Advanex, Inc.	121,000	93,664
#	Aeon Delight Co., Ltd.	120,000	1,527,731
	Aica Kogyo Co., Ltd.	236,500	2,023,895
	Aichi Corp.	209,200	846,403
	Aida Engineering, Ltd.	265,700	738,142
	Airport Facilities Co., Ltd.	168,770	863,093
	Airtech Japan, Ltd.	26,700	135,562
	Alps Logistics Co., Ltd.	52,500	384,277
#	Altech Co., Ltd.	23,000	39,684
#	Altech Corp.	37,150	187,024
	Amano Corp.	269,000	2,132,794
	Ando Corp.	257,000	375,854
	Anest Iwata Corp.	149,000	397,145
*	AOMI Construction Co., Ltd.	211,000	2,140
	Asahi Diamond Industrial Co., Ltd.	245,000	1,165,014
* #	Asahi Holdings, Inc.	120,450	1,667,149
	Asahi Kogyosha Co., Ltd.	99,000	307,757
*	Asanuma Corp.	1,424,000	865,510
	Asia Air Survey Co., Ltd.	32,000	72,034
	Asunaro Aoki Construction Co., Ltd.	166,500	616,229
	Ataka Construction & Engineering Co., Ltd.	60,000	122,362
	Bando Chemical Industries, Ltd.	340,000	798,174
*	Banners Co., Ltd.	465,600	14,092
	Bidec Servo Corp.	78,000	242,948
	Biken Techno Corp.	14,100	47,724
	Bunka Shutter Co., Ltd.	239,000	764,532
	Central Glass Co., Ltd.	601,000	2,281,459
	Central Security Patrols Co., Ltd.	44,700	365,933
#	Chudenko Corp.	188,500	2,649,079
#	Chugai Ro Co., Ltd.	327,000	818,473
#	Chuo Denki Kogyo Co., Ltd.	90,000	511,035
#	CKD Corp.	229,700	846,391
	Commuture Corp.	154,202	961,374
#	Cosel Co., Ltd.	130,700	1,042,629
	CTI Engineering Co., Ltd.	44,000	234,066
	Dai-Dan Co., Ltd.	156,000	665,308
#	Daido Metal Co., Ltd.	144,000	586,693
#	Daihen Corp.	459,000	1,507,536
	Daiho Corp.	1,355,000	743,131

11

#	Daiichi Chuo Kisen Kaisha	259,000	608,944
#	Daiichi Jitsugyo Co., Ltd.	194,000	469,196
#	Daimei Telecom Engineering Corp.	140,000	1,153,670
#	Daiseki Co., Ltd.	147,263	2,821,952
* #	Daisue Construction Co., Ltd.	316,500	126,252
	Daiwa Industries, Ltd.	169,000	563,089
	Daiwa Odakyu Construction Co., Ltd.	63,500	135,961
#	Danto Holdings Corp.	570,000	598,992
	Denyo Co., Ltd.	90,600	596,619
	DMW Corp.	4,800	61,392
*	Dream Incubator, Inc.	168	84,512
* #	Ebara Corp.	825,000	2,233,527
* #	Enshu, Ltd.	215,000	140,610
	Freesia Macross Corp.	1,355,000	233,973
	Fuji Electric Holdings Co., Ltd.	1,133,000	1,948,468
	Fujikura, Ltd.	3,000	10,356
*	Fujisash Co., Ltd.	106,300	47,863
	Fujitec Co., Ltd.	304,000	1,203,321
#	Fukuda Corp.	700,000	954,679
	Fukusima Industries Corp.	29,700	180,606
#	Fukuyama Transporting Co., Ltd.	425,400	1,651,855
	Funai Consulting, Co., Ltd.	99,300	472,480
	Furukawa Co., Ltd.	1,390,000	1,313,189
	Furusato Industries, Ltd.	50,600	361,792
	Futaba Corp.	159,500	2,848,362
#	Gecoss Corp.	113,600	494,342
	Hamai Co., Ltd.	97,000	78,373
	Hanwa Co., Ltd.	726,000	2,054,475
	Hazama Corp.	285,800	250,523
	Hibiya Engineering, Ltd.	130,000	1,105,647
	Hitachi Cable, Ltd.	390,000	1,096,346
	Hitachi Metals Techno, Ltd.	57,500	209,854
#	Hitachi Plant Technologies, Ltd.	601,570	2,450,053
	Hitachi Tool Engineering, Ltd.	94,000	575,438
* #	Hitachi Zosen Corp.	1,506,500	1,556,101
	Hokuetsu Industries Co., Ltd.	96,000	130,443
	Hokuriku Electrical Construction Co., Ltd.	56,000	170,288
#	Hosokawa Micron Corp.	144,000	467,153
* #	Howa Machinery, Ltd.	379,000	223,140
	IBJ Leasing Co., Ltd.	113,300	1,165,301
	Ichiken Co., Ltd.	105,000	110,296
	Ichinen Holdings Co., Ltd.	71,100	271,395
#	Idec Corp.	131,900	741,915
	Iino Kaiun Kaisha, Ltd.	337,400	1,651,029
	Inaba Denki Sangyo Co., Ltd.	86,000	1,830,431
	Inabata and Co., Ltd.	219,900	591,592
	Inoue Kogyo Co., Ltd.	425,000	4,309
#	Inui Steamship Co., Ltd.	80,800	530,886
* #	Iseki & Co., Ltd.	759,000	1,931,042
* #	Ishikawa Seisakusho, Ltd.	154,000	98,871
*	Ishikawajima Construction Materials Co., Ltd.	216,000	123,404
	Ishikawajima Transport Machinery Co., Ltd.	73,000	213,214
	Itoki Corp.	174,200	444,565
#	IWATANI CORP.	847,000	1,923,336
* #	J Bridge Corp.	1,727,700	332,883

12

#	Jalux, Inc.	43,300	545,903
	Jamco Corp.	82,000	347,758
* #	Japan Bridge Corp.	44,350	99,337
	Japan Cash Machine Co., Ltd.	99,415	829,813
	Japan Foundation Engineering Co., Ltd.	95,600	207,018
	Japan Kenzai Co., Ltd.	93,440	467,341
#	Japan Pulp & Paper Co., Ltd.	501,000	1,330,949
	Japan Steel Tower Co., Ltd.	44,000	133,847
#	Japan Transcity Corp.	231,000	608,562
	JFE Shoji Holdings, Inc.	190,000	539,043
	K.R.S. Corp.	38,200	363,957
* #	Kamagai Gumi Co., Ltd.	583,800	333,678
	Kamei Corp.	118,000	518,663
	Kanaden Corp.	118,000	522,543
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,023,935
	Kanamoto Co., Ltd.	114,000	415,686
*	Kanematsu Corp.	1,442,625	1,132,258
* #	Kanematsu-NNK Corp.	125,000	75,912
#	Katakura Industries Co., Ltd.	115,900	940,261
	Kato Works Co., Ltd.	197,000	360,553
* #	Kawada Technologies, Inc.	110,800	1,199,903
	Kawagishi Bridge Works Co., Ltd.	38,000	97,128
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	281,574
#	Kimura Chemical Plants Co., Ltd.	59,400	483,607
#	Kinki Sharyo Co., Ltd.	207,000	1,192,522
#	Kintetsu World Express, Inc.	109,600	2,224,125
#	Kitagawa Iron Works Co., Ltd.	335,000	363,540
#	Kitano Construction Corp.	252,000	584,518
	Kitazawa Sangyo Co., Ltd.	57,000	104,480
#	Kitz Corp.	409,000	1,275,853
	Koike Sanso Kogyo Co., Ltd.	152,000	337,303
	Koito Industries, Ltd.	102,000	244,420
	Kokuyo Co., Ltd.	107,825	796,658
	Komai Tekko, Inc.	109,000	237,823
	Komatsu Wall Industry Co., Ltd.	32,900	345,572
	Komori Corp.	109,000	1,023,056
	Kondotec, Inc.	40,500	240,731
*	Kosaido Co., Ltd.	388,400	733,044
#	Kuroda Electric Co., Ltd.	109,900	751,432
	Kyodo Printing Co., Ltd.	303,000	654,597
	Kyoei Sangyo Co., Ltd.	97,000	191,106
#	Kyokuto Boeki Kaisha, Ltd.	82,000	115,586
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	619,713
	Kyosan Electric Manufacturing Co., Ltd.	213,000	702,345
#	Kyowa Exeo Corp.	306,000	2,396,354
	Kyudenko Corp.	266,000	1,653,968
*	Link Consulting Associates - Japan Corp.	14,600	4,353
*	Lonseal Corp.	127,000	166,122
	Maeda Corp.	624,000	2,011,117
	Maeda Road Construction Co., Ltd.	319,000	2,658,221
#	Maezawa Industries, Inc.	59,300	112,942
#	Maezawa Kaisei Industries Co., Ltd.	53,300	482,871
#	Makino Milling Machine Co., Ltd.	322,000	992,214
	Marubeni Construction Material Lease Co., Ltd.	78,000	95,219
#	Maruka Machinery Co., Ltd.	28,100	168,136

13

	Maruwn Corp.	66,000	177,558
#	Maruyama Manufacturing Co., Inc.	150,000	273,590
	Maruzen Showa Unyu Co., Ltd.	327,000	862,753
#	Matsuda Sangyo Co., Ltd.	80,282	784,303
	Matsui Construction Co., Ltd.	98,600	384,631
* #	Matsuo Bridge Co., Ltd.	760,000	640,660
	Max Co., Ltd.	184,000	1,997,077
#	Meidensha Corp.	764,050	2,064,453
*	Meiji Machine Co., Ltd.	213,000	114,954
#	Meiji Shipping Co., Ltd.	106,100	399,181
	Meisei Industrial Co., Ltd.	29,000	64,834
#	Meitec Corp.	132,000	1,787,686
	Meito Transportation Co., Ltd.	22,000	176,082
* #	Meiwa Trading Co., Ltd.	140,000	201,813
	Mitani Corp.	52,600	232,278
* #	Mitsubishi Cable Industries, Ltd.	717,000	611,797
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	582,555
#	Mitsubishi Pencil Co., Ltd.	118,300	1,229,545
#	Mitsuboshi Belting, Ltd.	274,000	1,050,922
#	Mitsui Matsushima Co., Ltd.	338,000	371,079
#	Mitsui-Soko Co., Ltd.	475,000	1,671,762
	Mitsumura Printing Co., Ltd.	93,000	300,245
	Miura Co., Ltd.	132,100	2,899,473
	Miura Printing Corp.	19,000	43,133
* #	Miyairi Valve Manufacturing Co., Ltd.	295,900	48,429
* #	Miyaji Engineering Group	1,906,175	1,355,804
* #	Miyakoshi Corp.	48,400	155,651
*	Mori Denki Mfg. Co., Ltd.	628,000	82,705
	Mori Seiki Co., Ltd.	59,200	573,489
	Morita Holdings Corp.	159,000	534,711
#	Moshi Moshi Hotline, Inc.	119,450	2,045,549
	Mystar Engineering Corp.	15,600	47,498
	Nabtesco Corp.	174,000	1,414,308
	NAC Co., Ltd.	28,900	238,683
	Nachi-Fujikoshi Corp.	588,000	1,067,213
#	Naikai Zosen Corp.	75,000	203,462
	Nakano Corp.	103,000	135,689
*	Narasaki Sangyo Co., Ltd.	68,000	52,158
	NEC Capital Solutions, Ltd.	70,700	578,438
#	NEC System Integration & Construction, Ltd.	147,000	1,392,946
	New Tachikawa Aircraft Co., Ltd.	9,900	479,873
	Nichias Corp.	424,000	952,594
	Nichiban Co., Ltd.	122,000	377,227
#	Nichiha Corp.	113,680	630,664
	Nihon Spindle Manufacturing Co., Ltd.	115,000	170,344
	Nikko Co., Ltd.	127,000	346,492
	Nippo Corp.	324,000	2,435,121
	Nippon Carbon Co., Ltd.	396,000	941,804
#	Nippon Conveyor Co., Ltd.	168,000	154,396
	Nippon Densetsu Kogyo Co., Ltd.	210,000	1,793,138
	Nippon Denwa Shisetu Co., Ltd.	203,000	558,758
	Nippon Filcon Co., Ltd.	73,100	344,818
	Nippon Hume Corp.	91,000	239,570
	Nippon Jogesuido Sekkei Co., Ltd.	289	214,267
	Nippon Kanzai Co., Ltd.	69,200	890,911

14

	Nippon Koei Co., Ltd.	272,000	635,199
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,031,378
#	Nippon Seisen Co., Ltd.	107,000	225,506
*	Nippon Shindo Co., Ltd.	50,000	47,820
#	Nippon Signal Co., Ltd.	210,200	1,271,617
	Nippon Steel Trading Co., Ltd.	389,000	528,159
	Nippon Thompson Co., Ltd.	255,000	1,102,468
	Nippon Tungsten Co., Ltd.	82,000	111,439
	Nippon Yusoki Co., Ltd.	138,000	305,474
#	Nishimatsu Construction Co., Ltd.	954,000	821,960
	Nishishiba Electric Co., Ltd.	101,000	143,655
	Nissei Corp.	104,600	690,254
	Nissei Plastic Industrial Co., Ltd.	394,900	879,448
	Nissin Corp.	342,000	618,712
	Nitchitsu Co., Ltd.	60,000	106,154
	Nitta Corp.	101,400	1,165,361
	Nitto Boseki Co., Ltd.	847,000	1,625,448
	Nitto Electric Works, Ltd.	150,700	1,250,723
	Nitto Kohki Co., Ltd.	73,500	1,281,573
	Nitto Seiko Co., Ltd.	140,000	349,167
*	Nittoc Construction Co., Ltd.	316,000	193,287
	Noda Corp.	169,300	191,149
	Nomura Co., Ltd.	205,000	481,534
	Noritake Co., Ltd.	543,000	1,531,480
#	Noritz Corp.	168,200	2,127,504
*	Oak Capital Corp.	753,354	107,310
	Obayashi Road Corp.	106,000	174,153
#	Oiles Corp.	119,142	1,377,442
	Okabe Co., Ltd.	186,900	707,539
	Okamoto Machine Tool Works, Ltd.	164,000	160,811
#	Okamura Corp.	370,900	1,812,169
#	Okano Valve Manufacturing Co.	58,000	439,413
	Oki Electric Cable Co., Ltd.	117,000	153,910
	OKK Corp.	255,000	218,180
	OKUMA Corp.	152,000	668,740
#	Okumura Corp.	750,400	2,819,376
#	O-M, Ltd.	105,000	384,215
#	Onoken Co., Ltd.	70,900	528,471
#	Organo Corp.	198,000	1,411,911
#	Oriental Shiraishi Corp.	463,800	4,703
	Original Engineering Consultants Co., Ltd.	66,500	74,758
#	OSG Corp.	116,800	735,313
	Oyo Corp.	107,500	1,093,007
* #	P.S. Mitsubishi Construction Co., Ltd.	76,800	190,279
#	Park24 Co., Ltd.	131,900	1,017,971
*	Penta-Ocean Construction Co., Ltd.	841,000	999,309
	Pilot Corp.	759	811,256
#	Pronexus, Inc.	133,400	809,578
* #	Radia Holdings, Inc.	4,635	20,128
	Raito Kogyo Co., Ltd.	193,700	441,323
	Rheon Automatic Machinery Co., Ltd.	64,000	138,019
	Ryobi, Ltd.	558,200	1,301,022
*	Sailor Pen Co., Ltd.	127,000	72,460
	Sakai Heavy Industries, Ltd.	126,000	190,573
*	Sakurada Co., Ltd.	225,000	61,646

15

* #	Sanix, Inc.	157,400	156,932
	Sanki Engineering Co., Ltd.	261,000	1,760,759
#	Sanko Metal Industrial Co., Ltd.	118,000	392,821
	Sankyo-Tateyama Holdings, Inc.	1,102,000	773,973
	Sankyu, Inc.	445,000	1,306,879
	Sanritsu Corp.	17,800	88,033
	Sanwa Holdings Corp.	236,000	652,199
	Sanyo Denki Co., Ltd.	214,000	532,023
	Sanyo Engineering & Construction, Inc.	48,000	147,242
	Sanyo Industries, Ltd.	102,000	160,047
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,106,370
#	Sato Corp.	108,600	967,064
	Sato Shoji Corp.	65,300	341,090
*	Sawafuji Electric Co., Ltd.	48,000	79,341
	Secom Joshinetsu Co., Ltd.	33,900	540,287
	Secom Techno Service Co., Ltd.	41,500	872,231
	Seibu Electric Industry Co., Ltd.	67,000	260,537
	Seika Corp.	267,000	545,708
*	Seikitokyu Kogyo Co., Ltd.	335,000	135,049
	Seino Holdings Co., Ltd.	157,000	856,136
	Sekisui Jushi Co., Ltd.	162,000	1,074,301
#	Senko Co., Ltd.	371,000	985,104
	Senshu Electric Co., Ltd.	37,300	366,255
#	Shibaura Mechatronics Corp.	171,000	723,546
#	Shibusawa Warehouse Co., Ltd.	259,000	964,521
	Shibuya Kogyo Co., Ltd.	82,300	665,430
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,294,377
	Shin Nippon Air Technologies Co., Ltd.	84,980	658,985
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,269
#	Shin-Kobe Electric Machinery Co., Ltd.	137,000	1,082,788
	Shinmaywa Industries, Ltd.	403,000	1,154,513
	Shinnihon Corp.	215,900	214,854
	Shinsho Corp.	284,000	441,066
#	Shinwa Kaiun Kaisha, Ltd.	409,000	1,045,486
#	Sho-Bond Corp.	98,100	1,763,776
#	Shoko Co., Ltd.	316,000	335,138
	Showa Aircraft Industry Co., Ltd.	112,000	426,131
	Showa KDE Co., Ltd.	124,000	100,451
* #	Sinfonia Technology Co., Ltd.	496,000	1,064,145
	Sintokogio, Ltd.	191,800	1,239,403
	Soda Nikka Co., Ltd.	67,000	192,097
#	Sohgo Security Services Co., Ltd.	101,000	910,361
#	Space Co., Ltd.	73,420	481,839
	Subaru Enterprise Co., Ltd.	59,000	168,899
	Sugimoto & Co., Ltd.	34,100	284,893
	Sumitomo Densetsu Co., Ltd.	104,600	506,022
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	65,215
#	Sumitomo Precision Products Co., Ltd.	176,000	694,623
	Sumitomo Warehouse Co., Ltd.	292,000	1,049,105
	Sun Wave Corp.	857,000	1,275,157
*	Suzuki Metal Industry Co., Ltd.	71,000	90,332
*	SWCC Showa Holdings Co., Ltd.	831,000	583,118
	Tadano, Ltd.	157,579	692,327
	Taihei Dengyo Kaisha, Ltd.	152,000	1,328,650
	Taihei Kogyo Co., Ltd.	257,000	843,607

16

* #	Taiheiyo Kaiun Co., Ltd.	167,000	176,676
	Taiheiyo Kouhatsu, Inc.	198,000	120,215
	Taiho Kogyo Co., Ltd.	95,200	666,298
	Taikisha, Ltd.	125,600	1,432,419
	Takada Kiko Co., Ltd.	350,000	613,356
#	Takano Co., Ltd.	52,000	295,586
	Takara Printing Co., Ltd.	38,055	346,537
#	Takara Standard Co., Ltd.	515,000	2,948,231
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,251,778
* #	Takashima & Co., Ltd.	137,000	199,093
	Takigami Steel Construction Co., Ltd.	50,000	110,431
	Takisawa Machine Tool Co., Ltd.	191,000	149,942
#	Takuma Co., Ltd.	297,000	456,462
*	Tanseisha Co., Ltd.	74,000	168,605
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	475,082
	TCM Corp.	350,000	450,477
	Techno Associe Co., Ltd.	58,400	294,477
	Techno Ryowa, Ltd.	71,390	371,640
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	447,764
*	Tekken Corp.	521,000	544,208
	Teraoka Seisakusho Co., Ltd.	53,600	199,378
	The Keihin Co., Ltd.	199,000	248,995
	The Kodensha Co., Ltd.	25,000	34,398
	The Yasuda Warehouse Co., Ltd.	98,200	700,839
	Toa Corp.	744,000	895,337
#	Toa Doro Kogyo Co., Ltd.	155,000	294,830
*	Tobishima Corp.	1,548,500	518,495
#	Tocalo Co., Ltd.	51,600	544,437
#	Toda Corp.	623,000	2,040,641
	Todentu Corp.	121,000	193,304
	Toenec Corp.	307,000	1,419,059
	Tokai Lease Co., Ltd.	86,000	113,951
	Toko Electric Corp.	88,000	185,166
	Tokyo Biso Kogyo Corp.	19,000	114,484
	Tokyo Energy & Systems, Inc.	126,000	908,788
	Tokyo Keiki, Inc.	265,000	327,197
#	Tokyo Kikai Seisakusho, Ltd.	304,000	521,480
	Tokyo Sangyo Co., Ltd.	78,000	196,145
	Toli Corp.	207,000	348,569
	Tomoe Corp.	115,500	243,425
	Tonami Holdings Co., Ltd.	331,000	775,972
* #	Tori Holdings Co., Ltd.	2,969,000	152,783
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,301,441
#	Toshiba Machine Co., Ltd.	209,000	620,227
#	Toshiba Plant Kensetsu Co., Ltd.	236,450	2,222,696
	Tosho Printing Co., Ltd.	243,000	578,979
	Totetsu Kogyo Co., Ltd.	122,000	570,073
#	Toyo Electric Co., Ltd.	156,000	832,891
	Toyo Engineering Corp.	628,400	1,999,759
	Toyo Machinery & Metal Co., Ltd.	61,000	82,100
	Toyo Shutter Co., Ltd.	11,800	73,053
* #	Toyo Tanso Co, Ltd.	19,400	721,193
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	357,083
#	Trusco Nakayama Corp.	101,500	1,230,978
	Tsubakimoto Chain Co.	579,700	1,901,533

17

	Tsubakimoto Kogyo Co., Ltd.	97,000	198,474
#	Tsugami Corp.	265,000	419,627
	Tsukishima Kikai Co., Ltd.	149,000	789,931
	Tsurumi Manufacturing Co., Ltd.	94,000	511,377
	Tsuzuki Denki Co., Ltd.	75,000	200,368
	TTK Co., Ltd.	62,000	242,399
	Uchida Yoko Co., Ltd.	171,000	458,285
#	Ueki Corp.	455,000	645,037
#	Union Tool Co.	70,600	1,690,525
	Utoc Corp.	96,400	277,834
* #	Venture Link Co., Ltd.	405,500	92,158
* #	Wakachiku Construction Co., Ltd.	3,736,000	1,818,936
	Weathernews, Inc.	26,700	360,804
#	Yahagi Construction Co., Ltd.	151,000	823,323
	YAMABIKO Corp.	28,782	414,423
	Yamato Corp.	82,000	273,927
	Yamaura Corp.	40,500	59,663
	Yamazen Co., Ltd.	306,600	885,077
	Yokogawa Bridge Holdings Corp.	139,400	1,205,927
	Yondenko Corp.	133,800	651,750
	Yuasa Trading Co., Ltd.	779,000	763,195
	Yuken Kogyo Co., Ltd.	156,000	260,369
	Yurtec Corp.	278,000	1,456,982
#	Yushin Precision Equipment Co., Ltd.	53,534	583,221
Total Industrials			276,431,656

Information Technology — (9.6%)
#	Ai Holdings Corp.	182,600	548,816
	Aichi Tokei Denki Co., Ltd.	113,000	272,437
#	Aiphone Co., Ltd.	70,900	1,164,160
*	Allied Telesis Holdings K.K.	470,700	245,477
	Alpha Systems, Inc.	39,500	648,143
	Alps Electric Co., Ltd.	351,500	1,879,747
#	Anritsu Corp.	435,000	1,513,683
	AOI Electronics Co., Ltd.	37,400	227,933
	Apic Yamada Corp.	36,000	50,741
#	CAC Corp.	69,100	417,075
	Canon Electronics, Inc.	68,200	780,064
	Canon Finetech, Inc.	133,970	1,254,180
	Chino Corp.	158,000	357,617
#	CMK Corp.	70,100	372,817
	Computer Engineering & Consulting, Ltd.	61,500	383,577
	Core Corp.	45,700	259,861
	Cresco, Ltd.	23,200	117,579
* #	CSK Holdings Corp.	144,200	761,699
*	Daiko Denshi Tsushin, Ltd.	23,000	38,728
* #	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,401,097
	Denki Kogyo Co., Ltd.	237,000	1,328,571
#	Disco Corp.	37,000	1,113,572
	DKK TOA Corp.	31,000	57,282
	DTS Corp.	84,900	609,942
#	Dwango Co., Ltd.	230	361,895
	eAccess, Ltd.	4,312	2,823,843
	Eizo Nanao Corp.	75,600	1,221,452
*	Elna Co., Ltd.	97,000	94,034

18

* #	Elpida Memory, Inc.	148,500	1,590,400
#	Epson Toyocom Corp.	426,000	1,214,200
	ESPEC Corp.	79,800	447,179
* #	FDK Corp.	425,000	737,211
#	Fuji Soft, Inc.	127,900	1,815,249
*	Fujitsu Component, Ltd.	177	69,761
	Fujitsu Frontech, Ltd.	78,600	686,011
	Fuso Dentsu Co., Ltd.	16,000	48,510
#	Future Architect, Inc.	1,464	481,406
	Hakuto Co., Ltd.	80,300	466,276
	Hitachi Business Solution Co., Ltd.	43,200	230,981
	Hitachi Information Systems, Ltd.	128,100	2,267,081
#	Hitachi Kokusai Electric, Inc.	303,500	1,751,511
	Hitachi Maxell, Ltd.	153,900	1,487,851
	Hitachi Software Engineering Co., Ltd.	177,000	2,182,691
	Hitachi Systems & Services, Ltd.	77,600	811,572
#	Hochiki Corp.	97,000	541,873
	Hokuriku Electric Industry Co., Ltd.	308,000	448,256
#	Horiba, Ltd.	49,900	910,666
	Hosiden Corp.	243,000	2,983,266
	Icom, Inc.	49,700	1,012,081
* #	Ikegami Tsushinki Co., Ltd.	174,000	146,445
	Ines Corp.	172,500	918,644
	I-Net Corp.	47,800	240,097
	Information Services International-Dentsu, Ltd.	93,600	473,784
* #	Invoice, Inc.	39,279	212,360
#	Ishii Hyoki Co., Ltd.	23,700	342,544
#	IT Holdings Corp.	262,001	3,183,103
* #	Iwatsu Electric Co., Ltd.	303,000	274,558
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,589,191
#	Japan Business Computer Co., Ltd.	74,900	401,180
	Japan Digital Laboratory Co., Ltd.	113,400	1,017,688
#	Japan Radio Co., Ltd.	435,000	909,847
	Jastec Co., Ltd.	61,400	282,461
	JBIS Holdings, Inc.	79,600	249,996
	JIEC Co., Ltd.	199	112,201
	Kaga Electronics Co., Ltd.	97,300	882,844
#	Kakaku.com, Inc.	419	1,434,053
	Kanematsu Electronics, Ltd.	83,100	549,318
	Kawatetsu Systems, Inc.	174	125,598
	Koa Corp.	148,700	887,975
* #	Kubotek Corp.	407	79,645
	Kyoden Co., Ltd.	160,000	130,789
	Kyowa Electronic Instruments Co., Ltd.	52,000	142,686
	Macnica, Inc.	56,700	634,487
	Marubun Corp.	96,100	242,901
#	Maruwa Co., Ltd.	36,500	403,477
	Maspro Denkoh Corp.	61,000	550,599
#	Megachips Corp.	87,300	1,219,112
*	Meisei Electric Co., Ltd.	359,000	426,400
#	Melco Holdings, Inc.	9,000	107,895
	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,116,497
	Miroku Jyoho Service Co., Ltd.	107,000	214,447
	Mitsui High-Tec, Inc.	141,900	1,141,814
#	Mitsui Knowledge Industry Co., Ltd.	3,688	525,466

19

* #	Mutoh Holdings Co., Ltd.	160,000	254,160
*	Nagano Japan Radio Co., Ltd.	85,000	108,173
	Nakayo Telecommunications, Inc.	549,000	713,324
*	NEC Electronics Corp.	63,300	667,288
	NEC Fielding, Ltd.	171,700	1,769,299
	NEC Mobiling, Ltd.	49,600	775,007
* #	NEC Tokin Corp.	347,000	751,168
	Net One Systems Co., Ltd.	1,889	2,380,174
*	Netmarks, Inc.	523	81,928
	Nichicon Corp.	265,000	2,542,931
#	Nidec Sankyo Corp.	200,000	759,370
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,124,079
* #	Nihon Inter Electronics Corp.	104,700	198,136
	Nihon Unisys, Ltd.	117,600	739,162
*	Nippon Avionics Co., Ltd.	83,000	133,092
#	Nippon Ceramic Co., Ltd.	86,700	863,910
	Nippon Chemi-Con Corp.	466,000	1,157,664
	Nippon Systemware Co., Ltd.	30,000	90,696
	Nissho Electronics Corp.	79,500	806,607
#	Nohmi Bosai, Ltd.	159,000	1,185,523
#	NS Solutions Corp.	45,300	527,858
#	NSD Co., Ltd.	173,800	1,367,867
	Okaya Electric Industries Co., Ltd.	73,000	190,192
*	Oki Electric Industry Co., Ltd.	2,029,000	1,903,057
	Ono Sokki Co., Ltd.	103,000	376,876
	Origin Electric Co., Ltd.	105,000	268,858
#	Osaki Electric Co., Ltd.	128,000	1,062,555
	PCA Corp.	17,500	152,198
* #	Pixela Corp.	33,000	55,104
*	Pulstec Industrial Co., Ltd.	17,200	6,588
	Rikei Corp.	186,000	119,223
	Riken Keiki Co., Ltd.	77,800	420,639
#	Roland DG Corp.	59,800	806,918
	Ryoden Trading Co., Ltd.	152,000	612,372
	Ryosan Co., Ltd.	122,000	2,573,283
	Ryoyo Electro Corp.	108,000	866,727
#	Sanken Electric Co., Ltd.	300,000	939,159
	Sanko Co., Ltd.	22,000	57,742
	Sanshin Electronics Co., Ltd.	108,100	668,485
	Satori Electric Co., Ltd.	56,380	254,933
*	Saxa Holdings, Inc.	194,000	234,307
	Sekonic Corp.	36,000	50,371
	Shindengen Electric Manufacturing Co., Ltd.	296,000	533,552
#	Shinkawa, Ltd.	68,400	835,919
	Shinko Shoji Co., Ltd.	75,900	492,049
	Shizuki Electric Co., Inc.	103,000	267,873
#	Siix Corp.	83,700	300,410
#	SMK Corp.	265,000	852,297
	Sorun Corp.	92,600	370,753
*	SPC Electronics Corp.	48,200	63,089
#	SRA Holdings, Inc.	49,700	305,813
	Star Micronics Co., Ltd.	133,000	1,083,629
	Sumida Corp.	66,249	324,264
	Sumisho Computer Systems Corp.	145,100	1,700,078
#	SUNX, Ltd.	117,400	321,133

20

	SystemPro Co., Ltd.	676	251,683
	Tachibana Eletech Co., Ltd.	62,400	429,669
#	Taiyo Yuden Co., Ltd.	200,000	1,538,057
	Tamura Corp.	253,000	500,038
* #	Tecmo Koei Holdings Co., Ltd.	233,430	1,583,499
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	345,327
	TKC Corp.	100,600	1,830,561
*	Toko, Inc.	331,000	387,661
	Tokyo Denpa Co., Ltd.	24,900	123,674
	Tokyo Electron Device, Ltd.	352	387,643
#	Tokyo Seimitsu Co., Ltd.	104,300	1,207,345
#	Tomen Electronics Corp.	50,600	485,939
	Tose Co., Ltd.	23,100	133,343
	Toshiba TEC Corp.	234,000	828,762
* #	Totoku Electric Co., Ltd.	129,000	127,965
	Toukei Computer Co., Ltd.	27,710	303,294
#	Toyo Corp.	110,600	990,351
* #	Trans Cosmos, Inc.	163,500	1,047,222
	Trinity Industrial Corp.	56,000	175,339
	Tsuzuki Densan Co., Ltd.	22,500	53,544
#	Ulvac, Inc.	55,800	1,039,757
#	Uniden Corp.	121,000	384,108
*	Union Holdings Co., Ltd.	1,598,600	230,037
	XNET Corp.	21	27,992
* #	Yamaichi Electronics Co., Ltd.	388,500	715,537
	Yaskawa Electric Corp.	129,000	600,329
	Yaskawa Information Systems Corp.	40,000	110,410
	Ye Data, Inc.	43,000	64,260
#	Yokowo Co., Ltd.	69,500	311,297
#	Zuken, Inc.	95,200	590,333
Total Information Technology			118,532,994

Materials — (9.5%)
	Achilles Corp.	670,000	927,153
	Adeka Corp.	341,200	2,163,251
	Agro-Kanesho Co., Ltd.	7,000	51,856
#	Aichi Steel Corp.	367,000	1,213,841
	Arakawa Chemical Industries, Ltd.	67,700	441,433
	Araya Industrial Co., Ltd.	204,000	236,528
	Aronkasei Co., Ltd.	124,000	347,519
#	Asahi Organic Chemicals Industry Co., Ltd.	334,000	824,719
	Chuetsu Pulp and Paper Co., Ltd.	395,000	1,122,434
*	Chugai Mining Co., Ltd.	852,400	234,041
#	Chugoku Marine Paints, Ltd.	233,000	1,331,690
* #	Chugokukogyo Co., Ltd.	105,000	97,731
#	Co-Op Chemical Co., Ltd.	159,000	302,601
#	Dai Nippon Toryo, Ltd.	488,000	463,012
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	141,094
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	240,326
#	Daiken Corp.	439,000	704,012
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	658,058
#	Daio Paper Corp.	74,500	674,108
#	Daiso Co., Ltd.	373,000	718,407
	DC Co., Ltd.	113,900	331,958
	Dijet Industrial Co., Ltd.	81,000	145,887

21

	Dowa Holdings Co., Ltd.	175,000	695,776
	Dynapac Co., Ltd.	25,000	73,883
#	FP Corp.	71,700	2,507,975
	Fujikura Kasei Co., Ltd.	94,500	358,987
#	Fumakilla, Ltd.	85,000	341,962
*	Geostar Corp.	90,000	66,604
	Godo Steel, Ltd.	542,000	1,406,448
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	564,973
	Harima Chemicals, Inc.	78,000	264,613
#	Hodogaya Chemical Co., Ltd.	281,000	522,262
	Hokkan Holdings, Ltd.	210,000	475,742
	Hokko Chemical Industry Co., Ltd.	90,000	268,861
#	Hokuetsu Paper Mills, Ltd.	625,500	2,751,373
#	Hokushin Co., Ltd.	64,000	91,609
	Honshu Chemical Industry Co., Ltd.	35,000	136,853
	Ihara Chemical Industry Co., Ltd.	155,000	437,735
#	ISE Chemicals Corp.	86,000	348,727
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	967,997
#	Ishii Iron Works Co., Ltd.	110,000	189,053
	Japan Carlit Co., Ltd.	59,800	197,529
	JSP Corp.	106,700	558,400
#	Kanto Denka Kogyo Co., Ltd.	194,000	678,215
	Katakura Chikkarin Co., Ltd.	43,000	137,246
	Kawakin Holdings Co., Ltd.	11,000	31,889
	Kawasaki Kasei Chemicals, Ltd.	121,000	115,420
* #	Kishu Paper Co., Ltd.	260,000	211,911
	Koatsu Gas Kogyo Co., Ltd.	190,000	889,609
#	Kohsoku Corp.	62,800	332,193
	Konishi Co., Ltd.	67,500	519,623
	Kumiai Chemical Industry Co., Ltd.	296,000	932,690
	Kureha Corp.	627,500	2,672,823
#	Kurosaki Harima Corp.	286,000	545,305
	Lintec Corp.	87,400	1,202,112
	MEC Co., Ltd.	61,200	227,361
	Mesco, Inc.	30,000	121,679
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,625,768
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,099,552
*	Mitsui Mining and Smelting Co., Ltd.	389,000	770,088
	Mory Industries, Inc.	154,000	314,163
	Nakabayashi Co., Ltd.	181,000	361,109
	Nakayama Steel Works, Ltd.	443,000	1,045,822
#	Neturen Co., Ltd.	153,800	1,167,628
	Nichia Steel Works, Ltd.	175,900	457,671
	Nichireki Co., Ltd.	96,000	284,361
	Nifco, Inc.	162,700	2,158,006
	Nihon Kagaku Sangyo Co., Ltd.	79,000	353,481
	Nihon Matai Co., Ltd.	111,000	95,670
#	Nihon Nohyaku Co., Ltd.	219,000	1,558,827
	Nihon Parkerizing Co., Ltd.	230,000	1,917,446
	Nihon Seiko Co., Ltd.	18,000	23,399
*	Nippon Carbide Industries Co., Inc.	201,000	173,949
	Nippon Chemical Industrial Co., Ltd.	281,000	529,225
#	Nippon Chutetsukan K.K.	97,000	124,371
	Nippon Chuzo K.K.	136,000	134,423
#	NIPPON COKE & ENGINEERING CO., LTD.	772,500	828,393

22

#	Nippon Concrete Industries Co., Ltd.	157,000	200,930
#	Nippon Denko Co., Ltd.	372,000	1,586,003
	Nippon Fine Chemical Co., Ltd.	90,600	466,936
*	Nippon Foil Manufacturing Co., Ltd.	51,000	50,435
#	Nippon Kasei Chemical Co., Ltd.	355,000	507,232
	Nippon Kayaku Co., Ltd.	248,000	1,336,150
#	Nippon Kinzoku Co., Ltd.	222,000	317,120
#	Nippon Koshuha Steel Co., Ltd.	438,000	429,498
*	Nippon Light Metal Co., Ltd.	1,115,000	999,195
#	Nippon Metal Industry Co., Ltd.	592,000	907,725
#	Nippon Paint Co., Ltd.	727,200	2,672,266
*	Nippon Pigment Co., Ltd.	43,000	67,021
	Nippon Pillar Packing Co., Ltd.	83,000	257,170
	Nippon Soda Co., Ltd.	525,000	1,722,672
#	Nippon Valqua Industries, Ltd.	313,000	650,307
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,366,576
	Nittetsu Mining Co., Ltd.	281,000	960,788
	Nitto FC Co., Ltd.	72,000	342,481
#	NOF Corp.	701,000	2,594,193
	Okamoto Industries, Inc.	402,000	1,348,908
#	Okura Industrial Co., Ltd.	211,000	529,477
	Osaka Organic Chemical Industry, Ltd.	66,000	232,044
	Osaka Steel Co., Ltd.	112,700	1,807,852
#	Osaka Titanium Technologies Co., Ltd.	31,000	937,318
#	Pacific Metals Co., Ltd.	246,000	1,579,600
	Riken Technos Corp.	197,000	336,324
*	S Science Co., Ltd.	3,265,000	66,434
#	S.T. Chemical Co., Ltd.	96,600	885,428
	Sakai Chemical Industry Co., Ltd.	355,000	1,063,036
	Sakata INX Corp.	214,000	581,725
#	Sanyo Chemical Industries, Ltd.	372,000	1,730,825
	Sanyo Special Steel Co., Ltd.	553,300	1,967,239
	Sekisui Plastics Co., Ltd.	343,000	964,026
	Shikoku Chemicals Corp.	202,000	655,950
	Shinagawa Refractories Co., Ltd.	224,000	418,728
	Shin-Etsu Polymer Co., Ltd.	253,300	1,326,552
	Shinko Wire Co., Ltd.	185,000	301,637
	Showa Tansan Co., Ltd.	13,000	39,329
	Somar Corp.	43,000	78,247
#	Stella Chemifa Corp.	42,100	905,112
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,168,209
#	Sumitomo Osaka Cement Co., Ltd.	225,000	505,653
	Sumitomo Pipe & Tube Co., Ltd.	108,100	571,044
	Sumitomo Seika Chemicals Co., Ltd.	238,000	656,205
#	Taisei Lamick Co., Ltd.	18,500	367,635
#	Takasago International Corp.	339,000	1,625,194
	Takiron Co., Ltd.	243,000	604,177
	Tayca Corp.	151,000	374,059
	Tenma Corp.	108,100	1,020,256
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	1,160,723
	The Pack Corp.	66,200	843,351
* #	Titan Kogyo K.K.	59,000	105,650
#	Toagosei Co., Ltd.	897,000	2,235,330
#	Toda Kogyo Corp.	158,000	599,336
#	Toho Titanium Co., Ltd.	65,400	936,487

23

#	Toho Zinc Co., Ltd.	425,000	1,415,199
#	Tokai Carbon Co., Ltd.	330,000	1,479,893
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,219,970
#	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,893,204
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,477,085
* #	Tomoegawa Paper Co., Ltd.	125,000	253,630
	Tomoku Co., Ltd.	294,000	526,195
	Topy Industries, Ltd.	748,000	1,156,303
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,172,735
	Toyo Kohan Co., Ltd.	307,000	1,213,908
	TYK Corp.	142,000	311,403
	Ube Material Industries, Ltd.	275,000	456,874
	Wood One Co., Ltd.	169,000	447,891
	Yamamura Glass Co., Ltd.	360,000	700,611
	Yodogawa Steel Works, Ltd.	624,500	2,839,958
#	Yuki Gosei Kogyo Co., Ltd.	64,000	195,713
#	Yushiro Chemical Industry Co., Ltd.	51,600	443,207
	Zeon Corp.	503,000	1,539,672
Total Materials			116,947,698

Utilities — (0.6%)
	Hokkaido Gas Co., Ltd.	210,000	533,747
	Hokuriku Gas Co., Ltd.	99,000	270,689
	Okinawa Electric Power Co., Ltd.	32,671	1,553,618
#	Saibu Gas Co., Ltd.	1,291,000	3,180,288
	Shizuoka Gas Co., Ltd.	258,000	1,442,932
#	Tokai Corp.	258,000	883,247
Total Utilities			7,864,521

TOTAL COMMON STOCKS			978,538,033

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,970,000 FNMA 5.00%, 06/01/23, valued at $5,564,351) to be repurchased at $5,478,029	$5,478	5,478,000

Shares
SECURITIES LENDING COLLATERAL — (20.3%)
§ @	DFA Short Term Investment Fund LP	250,523,360	250,523,360

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $416,726) to be repurchased at $408,557	$409	408,555

TOTAL SECURITIES LENDING COLLATERAL		250,931,915

TOTAL INVESTMENTS - (100.0%) (Cost $1,681,656,946)		$1,234,947,948

See accompanying Notes to Financial Statements.

24

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (46.5%)
COMMON STOCKS — (46.5%)
*	4C Security Solutions, Ltd.	94,271	$3,347
	ABB Grain, Ltd.	632,085	4,009,598
* #	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	33,970
*	Adamus Resources, Ltd.	532,491	152,468
	ADCorp Australia, Ltd.	229,411	36,405
#	Adelaide Brighton, Ltd.	1,450,602	2,216,732
*	Aditya Birla Minerals, Ltd.	841,658	218,564
	Adtrans Group, Ltd.	35,698	67,721
#	AED Oil, Ltd.	282,000	133,646
	Aevum, Ltd.	442,938	255,581
*	Agenix, Ltd.	707,478	8,741
*	Ainsworth Game Technology, Ltd.	393,653	19,592
	AJ Lucas Group, Ltd.	333,607	624,117
*	Alchemia, Ltd.	565,630	144,949
#	Alesco Corp., Ltd.	457,971	1,325,766
*	Alkane Resources, Ltd.	938,520	163,586
*	Alliance Resources, Ltd.	77,000	37,198
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	58,747
*	Amadeus Energy, Ltd.	819,137	177,826
	Amalgamated Holdings, Ltd.	374,540	1,118,402
	Amcom Telecommunications, Ltd.	1,135,725	115,619
	Ammtec, Ltd.	12,835	17,634
*	Andean Resources, Ltd.	1,464,837	1,715,441
	Ansell, Ltd.	168,816	1,026,072
	AP Eagers, Ltd.	37,790	177,234
#	APA Group	887,441	1,907,057
* #	Apex Minerals NL	371,724	60,378
#	APN News & Media, Ltd.	1,203,687	1,223,479
* #	Aquila Resources, Ltd.	380,685	897,168
	Arana Therapeutics, Ltd.	976,201	973,350
	ARB Corporation, Ltd.	304,681	678,171
	Ariadne Australia, Ltd.	267,324	44,913
*	Arrow Energy, Ltd.	342,480	824,438
#	Asciano Group	1,645,719	1,590,856
	ASG Group, Ltd.	178,097	77,113
	Aspen Group	15,453	4,365
	Astron, Ltd.	87,221	106,252
* #	Atlas Iron, Ltd.	662,409	626,937
	Atlas South Sea Pearl, Ltd.	110,113	8,359

1

*	Aurora Oil and Gas, Ltd.	589,181	51,816
	Ausdrill, Ltd.	694,863	415,975
	Ausmelt, Ltd.	44,782	3,540
#	Austal, Ltd.	664,923	1,255,857
*	Austar United Communications, Ltd.	3,318,832	1,875,021
	Austbrokers Holdings, Ltd.	19,454	54,469
	Austereo Group, Ltd.	1,408,798	1,255,285
*	Austpac Resources NL	2,595,102	75,358
#	Australian Agricultural Co., Ltd.	970,435	1,268,154
	Australian Infrastructure Fund	2,074,580	2,273,770
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,024,411
	Australian Wealth Management, Ltd.	2,039,661	1,448,551
	Australian Worldwide Exploration, Ltd.	1,464,634	2,575,903
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	5,037
*	Autron Corporation, Ltd.	989,247	15,817
* #	Avexa, Ltd.	251,667	18,211
*	Aviva Corp., Ltd.	26,838	2,351
#	AVJennings, Ltd.	5,350,378	1,288,016
* #	Avoca Resources, Ltd.	656,313	715,021
	AWB, Ltd.	1,670,879	1,615,200
*	Ballarat South Gold, Ltd.	1,996	13,090
#	Bank of Queensland, Ltd.	59,059	364,885
*	Bannerman Resources, Ltd.	83,994	65,775
	Beach Petroleum, Ltd.	3,467,976	1,922,157
	Beyond International, Ltd.	61,256	24,930
* #	Biota Holdings, Ltd.	940,673	1,002,901
*	Bisalloy Steel Group, Ltd.	469,001	85,879
	Blackmores, Ltd.	72,861	832,795
	Boart Longyear Group	2,801,389	241,647
*	Boulder Steel, Ltd.	1,667,795	43,802
#	Bradken, Ltd.	570,170	1,314,575
*	Breakaway Resporces, Ltd.	755,280	35,630
	Breville Group, Ltd.	598,466	330,657
	Brickworks, Ltd.	110,449	859,442
*	Brockman Resources, Ltd.	653,924	551,668
	BSA, Ltd.	560,535	69,801
*	Buru Energy, Ltd.	624,558	104,120
#	Cabcharge Australia, Ltd.	408,669	1,984,111
#	Calliden Group, Ltd.	633,393	152,076
#	Campbell Brothers, Ltd.	233,926	2,708,879
*	Cape Range Wireless, Ltd.	7,260	—
* #	Capral Aluminium, Ltd.	743,515	43,185
*	Carbon Energy, Ltd.	232,348	82,505
	Cardno, Ltd.	247,493	566,609
*	Carnarvon Petroleum, Ltd.	2,906,082	916,744
*	Carnegie Corp., Ltd.	935,760	177,157
*	Carpentaria Exploration, Ltd.	102,749	3,460
	Cash Converters International, Ltd.	1,086,054	353,934
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	9,166
	Cedar Woods Properties, Ltd.	97,470	74,715

2

	Cellestis, Ltd.	387,333	782,758
*	Cellnet Group, Ltd.	921,474	130,223
* #	Centamin Egypt, Ltd.	2,078,015	1,629,910
#	Centennial Coal Co., Ltd.	1,181,424	1,547,295
* #	Ceramic Fuel Cells, Ltd.	2,190,662	114,671
	Challenger Financial Services Group, Ltd.	1,755,942	2,544,430
	Chandler Macleod Group, Ltd.	88,156	6,348
	Charter Hall Group	620,607	166,401
*	Chemeq, Ltd.	166,742	10,058
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	161,491
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,095
*	Circadian Technologies, Ltd.	64,591	39,382
*	Citadel Resource Group, Ltd.	1,711,372	185,607
*	Citigold Corp., Ltd.	3,765,806	490,309
	Clarius Group, Ltd.	1,022,084	288,184
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	236,538
	Clough, Ltd.	2,546,468	1,095,458
	Clover Corp., Ltd.	269,348	42,093
*	CMI, Ltd.	81,810	23,715
*	CO2 Group, Ltd.	844,559	85,334
*	Cockatoo Coal, Ltd.	83,491	22,652
	Codan, Ltd.	142,942	62,501
#	Coffey International, Ltd.	543,461	780,069
	Collection House, Ltd.	1,776,852	573,750
* #	Commander Communications, Ltd.	929,503	55,392
*	ComTel Corp., Ltd.	120,514	1,482
#	ConnectEast Group	5,625,979	1,631,453
*	Conquest Mining, Ltd.	1,039,761	313,259
	Consolidated Media Holdings, Ltd.	630,222	972,782
	Consolidated Rutile, Ltd.	1,468,122	455,388
#	Corporate Express Australia, Ltd.	598,416	1,521,381
#	Count Financial, Ltd.	1,057,924	1,076,334
*	Coventry Group, Ltd.	136,019	115,221
	CP1, Ltd.	471,500	5,834
	CPI Group, Ltd.	68,585	7,975
	Crane Group, Ltd.	336,239	2,260,574
*	Crescent Gold, Ltd.	1,124,856	112,154
* #	CuDeco, Ltd.	87,507	129,333
*	Cue Energy Resources, Ltd.	452,354	39,255
*	Customers, Ltd.	554,372	823,734
*	Cytopia, Ltd.	34,980	3,100
	Danks Holdings, Ltd.	10,425	47,163
	Data#3, Ltd.	5,572	21,186
#	David Jones, Ltd.	1,336,771	2,931,014
	Devine, Ltd.	943,656	331,879
	DKN Financial Group, Ltd.	927	303
	Dominion Mining, Ltd.	394,791	1,499,957
#	Downer EDI, Ltd.	890,141	3,255,255
*	Dragon Mining, Ltd.	1,665,100	62,961
*	Drillsearch Energy, Ltd.	4,394,338	69,642
	DUET Group	2,738,547	3,267,851
#	DWS Advanced Business Solutions, Ltd.	61,895	29,346

3

*	Eastern Star Gas, Ltd.	2,840,990	1,571,110
	Elders, Ltd.	3,162,221	972,624
*	Ellect Holdings, Ltd.	483	1,265
*	Ellex Medical Lasers, Ltd.	278,000	23,962
#	Emeco Holdings, Ltd.	1,240,388	354,712
#	Energy Developments, Ltd.	655,331	835,458
* #	Energy World Corp., Ltd.	4,611,496	1,847,661
*	Engin, Ltd.	1,214,591	16,346
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	842
#	Envestra, Ltd.	5,706,866	2,049,447
	Envirozel, Ltd.	611,875	40,742
	Euroz, Ltd.	8,038	4,785
* #	Extract Resources, Ltd.	114,989	402,513
*	Falcon Minerals, Ltd.	288,000	17,260
	Fantastic Holdings, Ltd.	355,613	655,549
*	Fig Tree Developments, Ltd.	20,365	148
*	First Australian Resources, Ltd.	2,542,976	112,257
	Fleetwood Corp., Ltd.	241,058	1,089,486
	FlexiGroup, Ltd.	293,899	117,100
#	Flight Centre, Ltd.	192,954	850,457
*	Flinders Mines, Ltd.	5,948,301	283,225
	Forest Enterprises Australia, Ltd.	1,513,062	197,108
*	Forge Group, Ltd.	170,828	40,974
* #	Forte Energy NL	850,000	68,028
*	Funtastic, Ltd.	250,296	25,560
*	Gale Pacific, Ltd.	125,851	5,030
	Gazal Corp., Ltd.	104,542	69,518
*	Genetic Technologies, Ltd.	500,183	16,434
* #	Geodynamics, Ltd.	1,015,653	807,862
* #	Gindalbie Metals, Ltd.	1,817,381	895,138
*	Giralia Resources NL	625,030	276,272
*	Glengarry Resources, Ltd.	768,955	22,448
*	Globe International, Ltd.	88,283	8,354
*	Golden Gate Petroleum, Ltd.	797,686	39,842
*	Goldsearch, Ltd.	423,975	7,186
	Gowing Bros., Ltd.	79,311	157,791
* #	Graincorp, Ltd. Series A	242,841	1,287,996
*	Grange Resources, Ltd.	451,979	87,236
#	GRD, Ltd.	2,129,503	587,304
#	Great Southern, Ltd.	9,302,784	811,720
#	GUD Holdings, Ltd.	326,164	1,680,197
	Gunns, Ltd.	2,264,920	1,804,762
#	GWA International, Ltd.	957,332	1,619,548
*	Haoma Mining NL	440,554	21,059
	Hastie Group, Ltd.	546,883	557,193
*	Havilah Resources NL	280,570	107,630
#	Healthscope, Ltd.	734,309	2,054,887
	HGL, Ltd.	108,137	54,907
*	Highlands Pacific, Ltd.	2,651,500	188,617
#	Hills Industries, Ltd.	803,536	1,136,300
* #	Horizon Oil, Ltd.	3,227,717	269,698
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	604,824

4

*	Hyro, Ltd.	248,448	3,970
* #	IBA Health Group, Ltd.	2,656,550	1,393,662
*	ICSGlobal, Ltd.	249,107	33,013
	IDT Australia, Ltd.	82,205	98,213
	iiNet, Ltd.	518,406	602,243
*	Iluka Resources, Ltd.	311,306	740,377
	Imdex, Ltd.	812,684	199,845
*	Imugene, Ltd.	474,785	36,273
*	IMX Resources, Ltd.	606,340	116,507
#	Independence Group NL	552,303	1,579,665
*	Indo Mines, Ltd.	108,199	17,505
* #	Indophil Resources NL	1,738,038	454,439
#	Industrea, Ltd.	3,394,391	465,843
	Infomedia, Ltd.	1,458,074	317,410
*	Innamincka Petroleum, Ltd.	799,831	113,420
	Integrated Research, Ltd.	261,513	52,971
* #	Intrepid Mines, Ltd.	666,867	120,981
	Invocare, Ltd.	731,219	2,706,930
#	IOOF Holdings, Ltd.	403,357	1,169,729
#	Iress Market Technology, Ltd.	348,498	1,508,166
*	Ixla, Ltd.	89,921	1,503
* #	Jabiru Metals, Ltd.	1,854,281	401,454
#	JB Hi-Fi, Ltd.	279,730	2,762,417
*	Jumbuck Entertainment, Ltd.	7,000	2,510
#	K&S Corp., Ltd.	157,781	268,801
* #	Kagara, Ltd.	814,037	568,823
* #	Karoon Gas Australia, Ltd.	628,673	2,501,293
*	Keycorp, Ltd.	45,687	10,924
*	Kings Minerals NL	1,634,196	102,687
* #	Kingsgate Consolidated, Ltd.	388,020	1,694,098
	Kresta Holdings, Ltd.	507,262	49,745
*	Lafayette Mining, Ltd.	1,963,956	21,410
*	Lednium, Ltd.	195,019	11,338
	Lemarne Corp., Ltd.	30,790	78,316
#	Lend Lease Primelife, Ltd.	2,140,495	209,829
*	Leyshon Resources, Ltd.	103,357	5,760
*	Life Therapeutics, Ltd.	393,649	13,499
* #	Linc Energy, Ltd.	866,033	1,571,835
*	Lodestar Minerals, Ltd.	96,976	2,858
	Lycopodium, Ltd.	45,700	59,726
*	Lynas Corp., Ltd.	2,421,413	615,916
	MAC Services Group, Ltd.	185,743	187,863
#	MacArthur Coal, Ltd.	246,659	756,629
#	MacMahon Holdings, Ltd.	2,606,438	643,532
#	Macquarie Communications Infrastructure Group	1,522,900	2,484,767
#	Macquarie Media Group, Ltd.	786,064	704,468
*	Macquarie Telecom Group, Ltd.	35,019	48,355
*	Mantra Resources, Ltd.	10,296	19,902
*	Marion Energy, Ltd.	400,930	112,889
*	Maryborough Sugar Factory, Ltd.	2,560	3,347
	MaxiTRANS Industries, Ltd.	887,723	141,608
* #	McGuigan Simeon Wines, Ltd.	3,062,324	609,952

5

	McMillan Shakespeare, Ltd.	194,418	377,535
	McPherson’s, Ltd.	303,441	245,908
	Melbourne IT, Ltd.	381,905	616,194
*	MEO Australia, Ltd.	380,000	26,481
*	Mercury Mobility, Ltd.	232,538	9,213
	Mermaid Marine Australia, Ltd.	726,827	788,482
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,757
*	Metal Storm, Ltd.	650,892	16,083
*	Mikoh Corp., Ltd.	611,820	27,424
*	Minara Resources, Ltd.	360,000	150,236
	Mincor Resources NL	946,204	669,273
*	Mineral Deposits, Ltd.	216,925	116,427
#	Mineral Resources, Ltd.	470,578	1,181,752
*	Mirabela Nickel, Ltd.	52,782	70,879
	Mitchell Communications Group, Ltd.	1,192,579	522,138
* #	Molopo Australia, Ltd.	940,636	700,225
	Monadelphous Group, Ltd.	302,955	2,219,488
	Mortgage Choice, Ltd.	722,000	403,560
*	Mosaic Oil NL	2,209,067	215,464
*	Mount Gibson Iron, Ltd.	3,114,599	1,413,686
	Namoi Cotton Cooperative, Ltd.	196,490	53,605
*	Natasa Mining, Ltd.	3,500	3,561
	National Can Industries, Ltd.	97,017	70,507
	Navitas, Ltd.	1,205,167	2,000,025
	New Hope Corp., Ltd.	2,061,229	6,318,944
* #	Nexus Energy, Ltd.	2,334,624	644,741
* #	Nido Petroleum, Ltd.	4,759,793	480,863
	Nomad Building Solutions, Ltd.	29,195	10,822
*	North Australian Diamonds, Ltd.	3,646,488	26,499
* #	Novogen, Ltd.	391,594	132,102
*	NuSep, Ltd.	872	32
#	Oakton, Ltd.	378,695	370,272
*	Orbital Corp., Ltd.	1,013,772	41,899
	OrotonGroup, Ltd.	79,968	180,157
*	Otto Energy, Ltd.	849,150	45,866
	Over Fifty Group, Ltd.	39,928	13,037
	Pacific Brands, Ltd.	2,641,295	1,337,693
*	Paladin Energy, Ltd.	1,325	4,381
*	Pan Pacific Petroleum NL	1,059,542	245,480
* #	PanAust, Ltd.	7,103,292	1,704,552
#	Panoramic Resources, Ltd.	901,883	988,790
#	Paperlinx, Ltd.	2,771,649	1,164,385
*	Payce Consolidated, Ltd.	29,670	16,172
	Peet, Ltd.	974,503	971,151
#	Perpetual Trustees Australia, Ltd.	80,795	1,885,697
* #	Perseus Mining, Ltd.	43,681	28,633
* #	Pharmaxis, Ltd.	737,919	1,170,092
	Photon Group, Ltd.	9,218	7,050
*	Planet Gas, Ltd.	624,172	27,280
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	521,441
	PMP, Ltd.	1,925,364	577,406

6

*	Port Bouvard, Ltd.	270,578	96,776
*	Poseidon Nickel, Ltd.	670,939	116,291
	PPK Group, Ltd.	99,965	25,572
*	Prana Biotechnology, Ltd.	195,424	28,517
#	Premier Investments, Ltd.	178,427	601,520
#	Primary Health Care, Ltd.	95,120	300,406
	Prime Media Group, Ltd.	1,001,480	458,583
*	Prime Retirement & Aged Care Property Trust	1,426,995	129,540
#	Programmed Maintenance Service, Ltd.	441,446	849,478
*	Raptis Group, Ltd.	12,000	3,488
	RCR Tomlinson, Ltd.	1,284,801	343,727
*	REA Group, Ltd.	45,839	144,620
#	Reckon, Ltd.	141,500	124,221
#	Redflex Holdings, Ltd.	401,193	656,416
	Reece Australia, Ltd.	238,457	3,282,841
*	Resolute Mining, Ltd.	1,442,710	708,899
*	Resource Generation, Ltd.	33,645	13,429
	Reverse Corp., Ltd.	236,664	118,399
	Ridley Corp., Ltd.	1,283,068	780,804
*	RiverCity Motorway Group	91,662	13,626
* #	Riversdale Mining, Ltd.	692,356	2,174,483
*	Roc Oil Co., Ltd.	823,556	259,166
	Rock Building Society, Ltd.	28,109	47,772
	Ross Human Directions, Ltd.	143,511	21,275
#	Ruralco Holdings, Ltd.	88,146	128,431
#	SAI Global, Ltd.	910,865	1,687,814
*	Salinas Energy, Ltd.	1,097,665	71,572
#	Salmat, Ltd.	764,648	2,186,108
*	Samson Oil & Gas, Ltd.	846,781	18,959
	Schaffer Corp., Ltd.	33,766	97,923
*	SDI, Ltd.	311,256	52,356
	Sedgman, Ltd.	62,209	47,796
#	Seek, Ltd.	663,000	1,582,398
	Select Harvests, Ltd.	196,698	473,335
	Servcorp, Ltd.	300,722	568,263
#	Service Stream, Ltd.	1,015,309	305,713
	Seven Network, Ltd.	330,352	1,509,439
*	Shield Mining, Ltd.	72,292	2,128
#	Sigma Pharmaceuticals, Ltd.	3,728,510	3,033,263
* #	Silex System, Ltd.	578,159	2,019,701
*	Sino Gold Mining, Ltd.	588,853	2,323,794
*	Sino Strategic International, Ltd.	130,864	50,052
*	Sipa Resources International NL	250,000	5,247
*	Sirtex Medical, Ltd.	216,786	450,992
#	Skilled Group, Ltd.	455,571	459,143
#	SMS Management & Technology, Ltd.	292,441	547,478
#	Spark Infrastructure Group	2,286,930	1,713,358
#	Specialty Fashion Group, Ltd.	807,082	239,673
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	962,192	1,427,228
* #	St. Barbara, Ltd.	3,232,274	652,961
* #	Starpharma Holdings, Ltd.	497,958	98,311

7

#	Straits Resources, Ltd.	878,069	976,656
*	Strategic Minerals Corp. NL	358,100	10,133
	Structural Systems, Ltd.	177,188	107,645
	Stuart Petroleum, Ltd.	201,731	61,955
* #	Sundance Resources, Ltd.	5,993,157	476,277
	Sunland Group, Ltd.	852,875	345,689
	Super Cheap Auto Group, Ltd.	719,047	1,582,764
*	Swick Mining Services, Ltd.	45,087	10,732
*	Symex Holdings, Ltd.	355,611	110,646
	Talent2 International, Ltd.	474,826	173,210
* #	Tamaya Resources, Ltd.	5,021,812	51,094
* #	Tap Oil, Ltd.	4,622,004	2,956,264
#	Tassal Group, Ltd.	584,055	751,548
	Technology One, Ltd.	1,318,149	674,701
#	Ten Network Holdings, Ltd.	1,886,804	1,328,115
*	Terramin Australia, Ltd.	129,679	62,841
	TFS Corp., Ltd.	886,720	605,319
	Thakral Holdings Group	2,559,697	466,379
	The Reject Shop, Ltd.	112,300	901,454
*	TNG, Ltd.	721,686	34,083
*	Tooth & Co., Ltd.	153,000	2,669
	Tower Australia Group, Ltd.	1,156,969	1,724,518
*	Tox Free Solutions, Ltd.	308,907	350,197
#	Transfield Services Infrastructure Fund	768,779	591,490
#	Transfield Services, Ltd.	442,444	798,572
#	Transpacific Industries Group, Ltd.	363,760	475,852
	Troy Resources NL	298,451	287,340
	Trust Co., Ltd.	82,756	313,015
*	Unilife Medical Solutions, Ltd.	544,389	111,943
	United Group, Ltd.	199,491	1,387,738
	UXC, Ltd.	942,694	328,332
*	View Resources, Ltd.	1,283,369	121,249
	Village Roadshow, Ltd.	596,487	355,774
* #	Virgin Blue Holdings, Ltd.	2,428,865	505,096
#	Watpac, Ltd.	530,843	405,863
#	Wattyl, Ltd.	433,037	157,478
	WDS, Ltd.	303,393	213,202
	Webjet, Ltd.	373,212	311,032
	Webster, Ltd.	158,276	80,242
*	Wedgetail Mining, Ltd.	904,454	13,221
*	Wentworth Holdings, Ltd.	259,666	16,041
#	West Australian Newspapers Holdings, Ltd.	698,276	2,560,976
* #	Western Areas NL	609,355	1,855,076
* #	White Energy Co., Ltd.	141,468	158,685
	Whitehaven Coal, Ltd.	125,289	180,951
#	WHK Group, Ltd.	1,220,888	930,319
#	Wide Bay Australia, Ltd.	67,978	296,585
	Willmott Forests, Ltd.	51,672	26,919
* #	Windimurra Vanadium, Ltd.	537,429	66,398
	Wotif.com Holdings, Ltd.	538,244	1,554,897
TOTAL COMMON STOCKS			235,027,718

8

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	127,502

RIGHTS/WARRANTS — (0.0%)
*	ChemGenex Pharmaceuticals, Ltd. Rights 05/22/09	41,175	—
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Euroz, Ltd. Warrants 03/01/14	803	210
*	Geodynamics, Ltd. Warrants 12/08/09	197,163	20,060
*	Havilah Resources NL Warrants 04/30/10	2,017	44
*	Otto Energy, Ltd. Rights 05/07/09	636,862	1,851
*	UXC, Ltd. Warrants 03/31/10	94,269	2,055
TOTAL RIGHTS/WARRANTS			24,221

TOTAL — AUSTRALIA			235,179,441

HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
*	AAC Acoustic Technologies Holdings, Inc.	518,000	283,543
	Aeon Credit Service (Asia) Co., Ltd.	740,000	341,993
	Aeon Stores Hong Kong Co., Ltd.	234,000	296,487
	Alco Holdings, Ltd.	1,468,000	292,211
	Allan International Holdings, Ltd.	592,000	65,155
	Allied Group, Ltd.	683,200	1,266,691
	Allied Properties, Ltd.	10,530,000	1,215,882
	Amax Entertainment Holdings, Ltd.	1,650,000	38,249
*	APT Satellite Holdings, Ltd.	850,000	131,675
	Arts Optical International Holdings, Ltd.	730,000	188,450
	Asia Commercial Holdings, Ltd.	131,040	8,268
	Asia Financial Holdings, Ltd.	2,546,908	651,620
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,099,662
	Asia Standard Hotel Group, Ltd.	135,050,188	586,147
	Asia Standard International Group, Ltd.	164,072,819	1,386,804
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Associated International Hotels, Ltd.	954,000	1,527,811
	Automated Systems Holdings, Ltd.	340,000	93,445
*	Bal Holdings, Ltd.	9	—
	Bossini International Holdings, Ltd.	3,871,500	137,369
	Brightoil Petroleum Holdings, Ltd.	1,424,000	284,847
*	Burwill Holdings, Ltd.	7,148,960	146,961
* #	C C Land Holdings, Ltd.	3,526,000	1,156,665
	Cafe de Coral Holdings, Ltd.	140,000	259,919
*	Capital Estate, Ltd.	28,570,000	121,182
	Capital Strategic Investment, Ltd.	13,882,500	243,925
	CASH Financial Services Group, Ltd.	119,565	7,858
* #	CATIC International Holdings, Ltd.	5,332,000	108,173
	Celestial Asia Securities Holdings, Ltd.	343,810	56,190
	Century City International Holdings, Ltd.	4,332,600	172,215
	Chevalier International Holdings, Ltd.	733,482	273,456
	Chevalier Pacific Holdings, Ltd.	355,250	38,501
*	China Best Group Holding, Ltd.	22,749,000	131,582

9

*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	82,662
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	90,527
*	China Infrastructure Investment, Ltd.	6,280,000	101,761
*	China Investments Holdings, Ltd.	210,000	4,280
	China Metal International Holdings, Ltd.	2,844,000	384,717
*	China Motion Telecom International, Ltd.	5,080,000	65,280
	China Motor Bus Co.	74,000	373,398
*	China Oil & Gas Group, Ltd.	1,573,200	64,294
*	China Properties Investment Holdings, Ltd.	880,000	11,059
*	China Resources Microelectronics, Ltd.	12,754,800	434,811
*	China Sciences Conservational Power, Ltd.	210,400	1,989
* #	China Seven Star Shopping, Ltd.	12,410,000	130,364
*	China Star Investments Holdings, Ltd.	56,800	4,397
*	China Strategic Holdings, Ltd.	1,670,000	21,702
*	China WindPower Group, Ltd.	4,760,000	186,094
*	China Zenith Chemical Group, Ltd.	8,037,500	176,189
	China Zirconium, Ltd.	116,400	59,505
*	Chinese People Holdings Co., Ltd.	8,960,000	234,929
	Chinney Investments, Ltd.	1,144,000	87,831
#	Chong Hing Bank, Ltd.	1,070,000	1,320,833
	Chow Sang Sang Holdings, Ltd.	1,447,680	873,231
	Chu Kong Shipping Development, Ltd.	1,584,000	172,169
	Chuang’s Consortium International, Ltd.	3,558,930	166,278
	Chun Wo Development Holdings, Ltd.	2,002,926	92,602
	Chung Tai Printing Holdings, Ltd.	14,710,000	222,669
*	City e-Solutions, Ltd.	186,000	8,635
	City Telecom, Ltd.	1,506,751	271,445
* #	Clear Media, Ltd.	1,135,000	342,325
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	173,446
*	Coastal Greenland, Ltd.	6,588,000	319,786
	COL Capital, Ltd.	2,749,840	222,191
*	Compass Pacific Holdings, Ltd.	1,248,000	13,153
	Computer & Technologies Holdings, Ltd.	432,000	52,798
	Continental Holdings, Ltd.	98,825	6,403
	Convenience Retail Asia, Ltd.	64,000	15,324
#	Coslight Technology International Group, Ltd.	1,134,000	542,254
	Cosmos Machinery Enterprises, Ltd.	1,616,400	58,804
	Cross-Harbour Holdings, Ltd.	591,520	443,456
#	Dah Sing Banking Group, Ltd.	684,800	485,820
	Dah Sing Financial Holdings, Ltd.	241,600	699,374
*	Daisho Microline Holdings, Ltd.	1,236,000	50,762
*	Dan Form Holdings Co., Ltd.	2,866,600	140,637
#	Daphne International Holdings, Ltd.	4,442,000	1,701,946
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	190,399
	Dickson Concepts International, Ltd.	825,000	259,614
*	Dragon Hill Wuling Automobile	112,500	9,842
*	Dynamic Global Holdings, Ltd.	3,522,000	32,656
	Dynamic Holdings, Ltd.	384,000	56,967
	Eagle Nice (International) Holdings, Ltd.	238,000	33,911
	EcoGreen Fine Chemical Group	1,112,000	167,216

10

*	Eforce Holdings, Ltd.	3,480,000	87,136
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	29,394
*	Emperor Capital Group, Ltd.	749,672	30,209
	Emperor Entertainment Hotel, Ltd.	2,410,000	136,359
	Emperor International Holdings, Ltd.	4,076,360	386,628
*	ENM Holdings, Ltd.	27,408,000	742,636
*	eSun Holdings, Ltd.	302,000	36,413
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	251,246
#	Far East Consortium International, Ltd.	4,305,517	556,659
	Far East Technology International, Ltd.	179,520	10,263
	First Natural Foods Holdings, Ltd.	2,365,000	90,022
	First Pacific Co., Ltd.	856,000	384,244
	Four Seas Food Investment Holdings, Ltd.	202,184	17,160
	Four Seas Mercantile Holdings, Ltd.	592,000	183,101
*	Frasers Property China, Ltd.	16,477,000	187,587
#	Fubon Bank Hong Kong, Ltd.	2,290,000	779,581
*	Fujian Holdings, Ltd.	117,800	6,216
	Fujikon Industrial Holdings, Ltd.	912,000	149,426
*	Galaxy Entertainment Group, Ltd.	2,630,121	624,312
#	Get Nice Holdings, Ltd.	21,508,000	691,232
#	Giordano International, Ltd.	6,984,000	1,423,921
*	Global Tech (Holdings), Ltd.	5,612,000	23,797
	Glorious Sun Enterprises, Ltd.	2,700,000	693,885
	Gold Peak Industries (Holdings), Ltd.	3,080,250	233,212
	Golden Resources Development International, Ltd.	2,848,500	89,001
*	Goldin Properties Holdings, Ltd.	1,876,000	704,061
	Golik Holdings, Ltd.	930,500	32,590
*	GR Vietnam Holdings, Ltd.	620,000	10,282
	Grande Holdings, Ltd.	882,000	79,803
	Great Eagle Holdings, Ltd.	239,000	329,953
*	Group Sense International, Ltd.	2,448,000	48,228
	Guangnan Holdings, Ltd.	1,779,600	173,021
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	261,214
	Harbour Centre Development, Ltd.	593,000	344,872
* #	Heng Tai Consumables Group, Ltd.	3,173,000	109,862
*	Hi Sun Technology (China), Ltd.	399,000	38,271
	High Fashion International, Ltd.	268,000	46,275
	HKR International, Ltd.	3,637,536	941,493
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong and Shanghai Hotels, Ltd.	153,000	115,672
	Hong Kong Catering Management, Ltd.	542,796	35,019
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	452,754
	Hongkong Chinese, Ltd.	4,482,000	304,396
	Hop Fung Group Holdings, Ltd.	888,000	79,546
*	Hop Hing Group Holdings, Ltd.	792,318	30,671
	Hsin Chong Construction Group, Ltd.	1,569,658	132,892
	Huafeng Group Holdings, Ltd.	13,541,325	373,993
*	Huscoke Resources Holdings, Ltd.	670,000	31,011

11

	Hutchison Harbour Ring, Ltd.	14,446,000	1,077,591
*	HyComm Wireless, Ltd.	47,090	3,060
	I.T., Ltd.	2,734,000	185,517
*	IDT International, Ltd.	6,240,183	104,986
#	Integrated Distribution Services Group, Ltd.	759,000	888,793
	IPE Group, Ltd.	1,740,000	68,122
	ITC Corp., Ltd.	178,729	12,453
*	ITC Properties Group, Ltd.	3,885,747	340,941
	Jiuzhou Development Co., Ltd.	2,632,000	125,355
	JLF Investment Co., Ltd.	1,036,250	42,756
#	Johnson Electric Holdings, Ltd.	1,444,500	312,507
	Joyce Boutique Holdings, Ltd.	1,530,000	25,365
*	Junefield Department Store Group, Ltd.	256,000	5,410
	K Wah International Holdings, Ltd.	5,677,405	885,384
*	Kai Yuan Holdings, Ltd.	3,640,000	118,955
	Kantone Holdings, Ltd.	10,351,685	175,690
*	Karl Thomson Holdings, Ltd.	1,238,000	112,942
*	Karrie International Holdings, Ltd.	1,433,600	61,768
	Keck Seng Investments (Hong Kong), Ltd.	924,600	349,008
	Kee Shing Holdings	886,000	47,960
	Kin Yat Holdings, Ltd.	586,000	87,687
	King Fook Holdings	1,000,000	64,358
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
#	Kingboard Laminates Holdings, Ltd.	770,000	306,828
	Kingmaker Footwear Holdings, Ltd.	1,476,955	127,202
*	Kong Sun Holdings, Ltd.	2,198,000	6,807
	Kowloon Development Co., Ltd.	2,021,000	966,475
*	KPI Co., Ltd.	396,000	12,332
*	KTP Holdings, Ltd.	560,400	25,248
	Kwoon Chung Bus Holdings, Ltd.	556,000	63,111
*	Lai Sun Development Co., Ltd.	119,492,800	1,450,641
	Lam Soon Hong Kong, Ltd.	302,310	122,678
	Le Saunda Holdings, Ltd.	1,424,000	140,347
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	196,544
#	Lee & Man Paper Manufacturing, Ltd.	1,504,400	1,115,025
	Lerado Group Holding Co.	1,602,000	115,306
	Lippo, Ltd.	1,433,700	208,105
	Liu Chong Hing Investment, Ltd.	829,200	393,668
	Luen Thai Holdings, Ltd.	1,345,000	70,811
	Luk Fook Holdings (International), Ltd.	1,192,000	350,942
#	Luks Industrial Group, Ltd.	302,913	115,713
*	Lung Cheong International Holdings, Ltd.	2,426,000	26,501
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	493,919
*	Macau Success, Ltd.	5,560,000	262,776
	Magnificent Estates, Ltd.	12,744,000	137,465
	Mainland Headwear Holdings, Ltd.	765,600	79,667
	Man Yue International Holdings, Ltd.	1,084,000	87,576
	Matrix Holdings, Ltd.	1,067,414	42,503
*	Media China Co., Ltd.	33,420,000	187,947
*	Mei Ah Entertainment Group, Ltd.	1,732,000	65,616
	Melbourne Enterprises, Ltd.	45,500	287,745

12

* #	Melco International Development, Ltd.	2,228,000	1,093,007
*	Midas International Holdings, Ltd.	4,776,000	67,312
#	Midland Holdings, Ltd.	3,230,000	1,323,760
#	Min Xin Holdings	1,137,200	396,970
*	Ming An Holdings Co., Ltd.	3,990,000	459,829
* #	Minmetals Holdings, Ltd.	1,780,000	175,224
	Miramar Hotel & Investment Co., Ltd.	772,000	564,065
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	369,133
	Nanyang Holdings, Ltd.	137,500	136,690
	National Electronics Holdings	2,156,000	83,458
	Natural Beauty Bio-Technology, Ltd.	4,980,000	625,905
*	New Century Group Hong Kong, Ltd.	13,351,464	151,507
	New Island Printing Holdings	176,000	9,178
*	New World Mobile Holdings, Ltd.	22,140	8,971
	Next Media, Ltd.	6,106,000	806,911
	Norstar Founders Group, Ltd.	3,256,000	306,692
*	Orient Power Holdings, Ltd.	804,000	19,503
	Oriental Press Group	6,124,000	590,550
	Oriental Watch Holdings, Ltd.	610,000	86,926
	Pacific Andes International Holdings, Ltd.	1,980,000	208,058
	Pacific Basin Shipping, Ltd.	790,000	390,630
*	Pacific Century Premium Developments, Ltd.	5,760,000	1,139,259
	Paliburg Holdings, Ltd.	2,348,830	308,566
*	Paradise Entertainment, Ltd.	3,969,000	16,295
	Paul Y Engineering Group, Ltd.	73,488	3,692
* #	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,775
	Pico Far East Holdings, Ltd.	3,864,000	362,141
*	Playmates Toys, Ltd.	504,700	5,307
*	PME Group, Ltd.	950,000	22,745
	Pokfulam Development Co., Ltd.	234,000	99,523
*	Pokphand (C.P.) Co., Ltd.	5,970,000	150,563
*	Polyard Petroleum International	1,170,000	8,936
#	Ports Design, Ltd.	860,000	1,345,673
*	Premium Land, Ltd.	990,000	43,512
*	Proview International Holdings, Ltd.	11,635,322	177,829
#	Public Financial Holdings, Ltd.	2,412,000	841,390
*	Pyxis Group, Ltd.	1,936,000	53,708
*	QPL International Holdings, Ltd.	2,009,000	41,553
	Quality Healthcare Asia, Ltd.	478,995	154,060
	Raymond Industrial, Ltd.	1,547,400	109,815
#	Regal Hotels International Holdings, Ltd.	2,891,800	557,390
	Rivera Holdings, Ltd.	5,710,000	132,137
#	Road King Infrastructure, Ltd.	1,718,000	810,978
	Roadshow Holdings, Ltd.	1,456,000	109,123
	S.A.S. Dragon Holdings, Ltd.	1,456,000	102,481
#	Sa Sa International Holdings, Ltd.	2,768,000	962,577
	Safety Godown Co., Ltd.	408,000	162,933
	Samson Paper Holdings, Ltd.	666,000	42,794
*	San Miguel Brewery	612,800	78,657
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	350,857

13

*	SEEC Media Group, Ltd.	2,550,000	69,441
*	Shanghai Zenghai Property, Ltd.	20,002,000	445,027
	Shell Electric Manufacturing Co., Ltd.	1,254,172	377,872
	Shenyin Wanguo, Ltd.	1,212,500	523,190
	Shougang Concord Century Holdings, Ltd.	3,916,000	186,071
*	Shougang Concord Grand Group, Ltd.	2,451,000	75,209
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	135,507
#	Shui On Construction & Materials, Ltd.	720,000	763,414
*	Shun Ho Resources Holdings, Ltd.	483,000	53,569
*	Shun Ho Technology Holdings, Ltd.	1,037,452	69,396
#	Shun Tak Holdings, Ltd.	2,188,000	962,749
	Silver Grant International Industries, Inc.	5,033,000	627,313
*	Sincere Co., Ltd.	505,500	11,741
	Sing Tao News Corp., Ltd.	1,842,000	78,496
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	310,637
*	Skyfame Realty Holdings, Ltd.	2,737,750	137,278
	Smartone Telecommunications Holdings, Ltd.	1,285,500	827,347
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,175
	South China (China), Ltd.	5,620,000	246,105
	South China Financial Holdings, Ltd.	4,872,000	29,207
	Southeast Asia Properties & Finance, Ltd.	263,538	63,010
*	Starlight International Holdings, Ltd.	1,903,792	52,541
* #	Stella International Holdings, Ltd.	167,000	221,280
*	Styland Holdings, Ltd.	101,991	325
	Sun Hing Vision Group Holdings, Ltd.	358,000	72,671
	Sun Hung Kai & Co., Ltd.	237,000	131,270
	Sunway International Holdings, Ltd.	866,000	17,710
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	54,746
	Synergis Holdings, Ltd.	350,033	29,778
*	Tack Fat Group International, Ltd.	4,448,000	229,573
	Tai Cheung Holdings, Ltd.	1,799,000	677,894
	Tai Fook Securities Group, Ltd.	2,023,899	383,393
	Tai Sang Land Development, Ltd.	576,984	165,546
*	Tak Shun Technology Group, Ltd.	24,016,000	127,052
	Tak Sing Alliance Holdings, Ltd.	2,909,865	227,093
	Tan Chong International, Ltd.	1,212,000	201,916
*	TCC International Holdings, Ltd.	1,925,789	695,119
*	Technology Venture Holdings, Ltd.	58,600	3,980
#	Techtronic Industries Co., Ltd.	3,623,000	2,138,015
*	Termbray Industries International	2,304,900	258,575
	Tern Properties	61,200	22,151
	Texhong Textile Group, Ltd.	1,930,000	131,428
	Texwinca Holdings, Ltd.	2,196,000	1,336,487
*	The Sun’s Group, Ltd.	25,506	2,354
*	Tian Teck Land	1,076,000	713,227
*	Tomorrow International Holdings, Ltd.	1,296,420	29,931
	Tongda Group Holdings, Ltd.	8,210,000	83,190
* #	Top Form International, Ltd.	2,760,000	92,141
*	Topsearch International (Holdings), Ltd.	3,860,000	78,937
	Transport International Holdings, Ltd.	28,800	77,940

14

	Tristate Holdings, Ltd.	188,000	34,338
	Truly International Holdings	1,074,000	617,647
	Tungtex (Holdings) Co., Ltd.	910,000	115,744
	Tysan Holdings, Ltd.	1,040,773	66,383
*	United Gene High-Tech Group, Ltd.	321,600	12,007
*	United Power Investment, Ltd.	5,696,000	146,639
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	272,871
*	Value Partners Group, Ltd.	170,000	51,647
	Van Shung Chong Holdings, Ltd.	2,245,335	95,740
	Varitronix International, Ltd.	1,093,293	216,245
	Vedan International (Holdings), Ltd.	3,144,000	153,235
	Veeko International Holdings, Ltd.	1,532,981	18,331
#	Victory City International Holdings, Ltd.	2,759,185	185,166
*	Vital Biotech Holdings, Ltd.	470,000	11,491
	Vitasoy International Holdings, Ltd.	3,537,000	1,588,728
*	Vongroup, Ltd.	10,865,000	135,314
	Vtech Holdings, Ltd.	120,000	600,186
	Wah Ha Realty Co., Ltd.	278,600	55,283
	Wai Kee Holdings, Ltd.	8,218,738	817,858
	Wang On Group, Ltd.	6,223,432	109,954
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Winfoong International, Ltd.	1,210,000	13,980
	Wing On Co. International, Ltd.	785,000	753,239
	Wing Shan International	896,000	48,818
	Wong’s International (Holdings), Ltd.	737,641	65,415
	Wong’s Kong King International (Holdings), Ltd.	120,000	9,263
#	Xinyi Glass Holding Co., Ltd.	1,458,000	912,695
*	Xpress Group, Ltd.	3,464,000	24,799
*	Y. T. Realty Group, Ltd.	965,000	122,299
	Yangtzekiang Garment, Ltd.	607,500	82,771
	Yau Lee Holdings, Ltd.	534,000	55,335
	YGM Trading	284,000	105,942
	Yip’s Chemical Holdings, Ltd.	1,344,000	479,993
*	Yueshou Environmental Holdings, Ltd.	510,800	8,979
*	Yugang International, Ltd.	123,976,000	984,653
*	Yunnan Enterprises Holdings, Ltd.	240,000	18,150
TOTAL COMMON STOCKS			90,513,641

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	2,634
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	COL Capital, Ltd. Warrants 07/27/09	110,648	143
*	Harbour Centre Development, Ltd. Rights 05/11/09	296,500	12,816
*	ITC Corp., Ltd. Rights 05/14/09	714,916	31,364
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*	ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	1,422
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

15

*	PYI Corp., Ltd. Warrants 09/25/09	747,078	2,121
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	480
*	South China (China), Ltd. Rights 09/06/10	1,124,000	9,862
*	Xpress Group, Ltd. Rights 05/19/09	692,800	536
TOTAL RIGHTS/WARRANTS			68,645

TOTAL — HONG KONG			90,582,286

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,624
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,624

NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
	Abano Healthcare Group, Ltd.	31,300	79,503
*	AFFCO Holdings, Ltd.	1,806,887	429,377
	Air New Zealand, Ltd.	1,348,955	799,825
	Auckland International Airport, Ltd.	1,044,407	979,695
	Cavalier Corp., Ltd.	283,674	272,656
*	CDL Investments New Zealand, Ltd.	395,965	44,758
	Colonial Motor Co., Ltd.	126,795	186,814
	Ebos Group, Ltd.	161,966	443,754
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	385,753
	Fisher & Paykel Healthcare Corp.	2,507,756	4,308,512
#	Freightways, Ltd.	778,937	1,276,242
#	Hallenstein Glassons Holdings, Ltd.	241,638	349,996
	Hellaby Holdings, Ltd.	242,239	75,293
	Horizon Energy Distribution, Ltd.	40,420	72,010
	Infratil, Ltd.	2,123,579	1,885,925
	Mainfreight, Ltd.	462,988	1,191,577
	Methven, Ltd.	10,000	5,989
	Michael Hill International, Ltd.	1,534,152	475,544
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	290,068
	New Zealand Exchange, Ltd.	59,483	240,536
	New Zealand Oil & Gas, Ltd.	1,729,024	1,360,863
	New Zealand Refining Co., Ltd.	515,110	2,001,565
	Northland Port Corp. (New Zealand), Ltd.	219,997	268,486
#	Nuplex Industries, Ltd.	3,616,504	736,022
	Port of Tauranga, Ltd.	566,944	1,762,180
*	ProvencoCadmus, Ltd.	524,201	25,128
#	Pumpkin Patch, Ltd.	606,913	412,528
	Pyne Gould Guinness, Ltd.	1,067,181	815,075
	Restaurant Brand New Zealand, Ltd.	369,175	198,267
*	Richina Pacific, Ltd.	309,644	63,060
*	Rubicon, Ltd.	974,601	400,106
#	Ryman Healthcare, Ltd.	2,353,608	1,863,474
	Sanford, Ltd.	409,164	1,296,922
*	Scott Technology, Ltd.	60,843	26,522
*	Seafresh Fisheries, Ltd.	80,520	1,275

16

	Skellerup Holdings, Ltd.	170,441	50,124
	Sky City Entertainment Group, Ltd.	2,802,000	4,338,244
	Sky Network Television, Ltd.	184,878	427,335
	South Port New Zealand, Ltd.	30,744	35,367
#	Steel & Tube Holdings, Ltd.	404,138	652,520
	Taylors Group, Ltd.	29,646	26,825
*	Tenon, Ltd.	19,132	7,687
	Tourism Holdings, Ltd.	402,452	111,660
	Tower, Ltd.	724,905	558,035
	Trustpower, Ltd.	3,300	13,282
	Vector, Ltd.	316,231	385,986
	Warehouse Group, Ltd.	497,796	1,009,422

TOTAL — NEW ZEALAND			32,641,787

SINGAPORE — (12.7%)
COMMON STOCKS — (12.7%)
*	Addvalue Technologies, Ltd.	1,043,000	38,747
	Advanced Holdings, Ltd.	691,000	69,435
	Allgreen Properties, Ltd.	2,604,000	975,902
	Apollo Enterprises, Ltd.	302,000	175,392
	Aqua-Terra Supply Co., Ltd.	641,000	71,185
	Armstrong Industrial Corp., Ltd.	1,460,000	151,589
*	ASA Group Holdings, Ltd.	336,000	7,322
	Asia Environment Holdings, Ltd.	528,793	42,588
*	Asia-Pacific Strategic Investments, Ltd.	1,410	143
	ASL Marine Holdings, Ltd.	497,000	171,855
	A-Sonic Aerospace, Ltd.	626,996	18,797
	Aussino Group, Ltd.	967,000	75,113
*	Ban Joo & Co., Ltd.	928,000	28,186
	Best World International, Ltd.	307,500	42,135
	Beyonics Technology, Ltd.	9,328,300	815,816
*	Bonvests Holdings, Ltd.	990,000	439,771
	Broadway Industrial Group, Ltd.	461,000	53,822
*	Brothers (Holdings), Ltd.	504,628	46,015
	Bukit Sembawang Estates, Ltd.	341,003	556,679
	CEI Contract Manufacturing, Ltd.	432,000	27,718
	Cerebos Pacific, Ltd.	528,000	994,525
#	CH Offshore, Ltd.	1,568,200	305,814
* #	Chartered Semiconductor Manufacturing, Ltd.	13,623,400	1,508,229
*	Chemical Industries (Far East), Ltd.	105,910	29,330
*	China Aviation Oil Singapore Corp., Ltd.	48,000	27,100
	China Dairy Group, Ltd.	1,502,000	80,016
* #	China Energy, Ltd.	3,110,000	301,334
	China Merchants Holdings Pacific, Ltd.	809,000	270,810
	Chip Eng Seng Corp., Ltd.	1,775,000	280,112
	Chosen Holdings, Ltd.	1,284,000	88,896
	Chuan Hup Holdings, Ltd.	4,385,000	518,423
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,147
*	Compact Metal Industries, Ltd.	643,000	5,429
#	Cosco Corp. (Singapore), Ltd.	1,397,000	952,404
* #	Creative Technology Co., Ltd.	257,350	572,834

17

	CSC Holdings, Ltd.	1,829,000	147,679
	CSE Global, Ltd.	1,854,000	522,823
	CWT, Ltd.	1,384,500	364,277
* #	Delong Holdings, Ltd.	1,287,000	502,925
*	Digiland International, Ltd.	11,763,000	39,728
*	Eagle Brand Holdings, Ltd.	14,387,000	290,582
*	Eastern Asia Technology, Ltd.	1,205,000	36,626
*	Ellipsiz, Ltd.	123,000	4,531
	Engro Corp., Ltd.	354,000	172,756
*	Enviro-Hub Holdings, Ltd.	1,445,666	116,006
	Eu Yan Sang International, Ltd.	182,000	36,447
*	Eucon Holdings, Ltd.	3,096,000	57,288
#	Ezra Holdings, Ltd.	1,355,000	841,445
#	F.J. Benjamin Holdings, Ltd.	1,095,000	106,637
#	Federal International (2000), Ltd.	657,000	61,857
*	Firstlink Investments Corp., Ltd.	1,951,000	46,123
*	Fischer Tech, Ltd.	244,000	11,949
	Food Empire Holdings, Ltd.	1,094,400	176,393
	Freight Links Express Holdings, Ltd.	3,893,000	103,948
*	Fu Yu Corp., Ltd.	3,993,750	188,830
*	Gallant Venture, Ltd.	1,310,000	118,854
*	GK Goh Holdings, Ltd.	1,463,000	512,330
#	Goodpack, Ltd.	1,559,000	853,316
	GP Batteries International, Ltd.	395,000	174,606
	GP Industries, Ltd.	3,054,209	634,500
	Grand Banks Yachts, Ltd.	250,000	81,934
#	Guocoland, Ltd.	495,500	382,732
	Hersing Corp., Ltd.	1,285,000	172,301
#	Hi-P International, Ltd.	2,187,000	763,636
#	Ho Bee Investment, Ltd.	945,000	265,517
*	Hong Fok Corp., Ltd.	7,081,700	1,256,770
#	Hong Leong Asia, Ltd.	868,000	421,829
	Hotel Grand Central, Ltd.	1,060,514	388,307
*	Hotel Plaza, Ltd.	1,687,500	1,039,567
#	Hotel Properties, Ltd.	1,679,600	1,155,032
	Hour Glass, Ltd.	622,744	226,062
* #	HTL International Holdings, Ltd.	1,691,843	184,609
	Huan Hsin Holdings, Ltd.	1,138,400	160,603
	HupSteel, Ltd.	1,687,875	148,147
	Hwa Hong Corp., Ltd.	2,436,000	630,606
#	Hyflux, Ltd.	1,230,000	1,502,624
#	IDT Holdings, Ltd.	693,000	140,012
	IFS Capital, Ltd.	348,000	123,539
*	Indofood Agri Resources, Ltd.	397,000	242,003
*	Informatics Education, Ltd.	1,339,000	22,788
#	InnoTek, Ltd.	931,000	133,014
*	Intraco, Ltd.	608,500	92,477
	IPC Corp., Ltd.	1,512,000	102,430
	Isetan (Singapore), Ltd.	122,500	247,030
	Jadason Enterprises, Ltd.	1,108,000	48,185
*	Jasper Investments, Ltd.	90,680	7,712
#	Jaya Holdings, Ltd.	2,265,000	485,932

18

*	JK Yaming International Holdings, Ltd.	907,000	229,737
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	37,617
	K1 Ventures, Ltd.	5,227,500	421,996
#	Keppel Land, Ltd.	1,208,000	1,389,904
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,172,446
	Khong Guan Flour Milling, Ltd.	38,000	22,074
	Kian Ann Engineering, Ltd.	1,302,000	103,916
	Kian Ho Bearings, Ltd.	781,500	71,261
	Kim Eng Holdings, Ltd.	1,361,620	1,362,774
	Koh Brothers Group, Ltd.	1,494,000	180,849
#	KS Energy Services, Ltd.	498,000	268,022
*	L & M Group Investments, Ltd.	7,107,100	24,002
	Lafe Corp., Ltd.	1,234,800	49,817
*	LanTroVision (S), Ltd.	5,028,750	68,170
	LC Development, Ltd.	2,041,254	185,639
	Lee Kim Tah Holdings, Ltd.	1,600,000	415,956
	Lion Asiapac, Ltd.	473,000	41,951
	Low Keng Huat Singapore, Ltd.	2,232,000	300,502
	Lum Chang Holdings, Ltd.	1,134,030	136,960
*	Manhattan Resources, Ltd.	668,000	198,353
*	Manufacturing Integration Technology, Ltd.	588,000	29,787
*	MDR, Ltd.	2,040,000	13,743
* #	Mediaring.Com, Ltd.	4,262,500	228,840
	Memtech International, Ltd.	1,322,000	72,799
	Metro Holdings, Ltd.	1,994,960	457,809
#	Midas Holdings, Ltd.	1,530,000	456,263
*	Mirach Energy, Ltd.	460,000	7,726
	Miyoshi Precision, Ltd.	553,500	29,486
	MobileOne, Ltd.	1,794,000	1,779,991
	Multi-Chem, Ltd.	1,263,000	83,176
#	Neptune Orient Lines, Ltd.	570,000	495,547
	Nera Telecommunications, Ltd.	1,272,000	222,414
	New Toyo International Holdings, Ltd.	1,043,000	105,674
	NSL, Ltd.	414,000	382,089
	Olam International, Ltd.	900,000	1,061,375
	Orchard Parade Holdings, Ltd.	956,022	419,295
	Ossia International, Ltd.	750,554	60,743
*	Overseas Union Enterprise, Ltd.	80,000	538,827
	Pan-United Corp., Ltd.	2,060,000	649,652
	Parkway Holdings, Ltd.	506,133	409,345
	PCI, Ltd.	734,000	98,961
*	Penguin International, Ltd.	400,000	21,400
	Pertama Holdings, Ltd.	459,750	65,213
#	Petra Foods, Ltd.	881,000	314,566
	Popular Holdings, Ltd.	2,719,500	210,805
*	PSC Corp., Ltd.	1,973,419	206,060
	QAF, Ltd.	881,000	157,027
	Qian Hu Corp., Ltd.	674,600	40,715
#	Raffles Education Corp., Ltd.	3,773,893	1,100,551
	Rotary Engineering, Ltd.	1,703,600	501,794
	San Teh, Ltd.	1,006,087	168,981
	SBS Transit, Ltd.	962,500	1,030,336

19

*	SC Global Developments, Ltd.	42,000	15,119
#	Sim Lian Group, Ltd.	1,380,000	295,434
	Sing Holdings, Ltd.	36,666	2,959
*	Sing Investments & Finance, Ltd.	198,450	133,674
#	Singapore Land, Ltd.	126,000	294,363
	Singapore Petroleum Co., Ltd.	799,000	1,792,701
	Singapore Post, Ltd.	3,567,900	1,827,620
	Singapore Reinsurance Corp., Ltd.	1,864,530	212,921
	Singapore Shipping Corp., Ltd.	1,765,000	248,724
	Singapura Finance, Ltd.	174,062	126,607
	Sinwa, Ltd.	259,000	24,323
	SMB United, Ltd.	2,010,000	215,568
	SMRT Corp., Ltd.	496,000	517,697
*	SP Corp., Ltd.	454,000	10,733
	SSH Corp., Ltd.	1,307,000	127,347
	Stamford Land Corp., Ltd.	2,946,000	505,340
	Straco Corp., Ltd.	130,000	7,683
	Straits Asia Resources, Ltd.	1,380,000	977,930
	Sunningdale Tech, Ltd.	12,125,000	490,360
*	Sunright, Ltd.	378,000	26,809
	Superbowl Holdings, Ltd.	980,000	89,114
	Superior Multi-Packaging, Ltd.	490,500	31,474
* #	Swiber Holdings, Ltd.	801,000	256,580
	Tat Hong Holdings, Ltd.	1,169,000	623,871
*	Thakral Corp., Ltd.	6,028,000	180,498
	Tiong Woon Corp. Holding, Ltd.	1,359,000	219,548
	Transcu Group, Ltd.	265,000	46,290
	Trek 2000 International, Ltd.	1,004,000	84,986
*	TT International, Ltd.	1,742,480	26,572
	UMS Holdings, Ltd.	941,000	86,182
*	United Engineers, Ltd.	829,666	803,725
	United Envirotech, Ltd.	352,000	26,081
	United Industrial Corp., Ltd.	259,000	186,615
	United Overseas Insurance, Ltd.	188,250	291,423
	United Pulp & Paper Co., Ltd.	708,000	41,844
	UOB-Kay Hian Holdings, Ltd.	1,585,000	1,346,810
*	UOL Group, Ltd.	441,000	656,696
	Venture Corp., Ltd.	504,000	2,016,296
	Vicom, Ltd.	120,000	130,080
#	WBL Corp., Ltd.	600,000	1,396,936
#	Wheelock Properties, Ltd.	1,207,000	891,237
	Wing Tai Holdings, Ltd.	1,619,000	957,155
	Xpress Holdings, Ltd.	3,079,000	123,646
* #	Yangzijiang Shipbuilding Holdings, Ltd.	2,559,000	857,783
#	Yanlord Land Group, Ltd.	399,000	384,030
#	Yellow Pages (Singapore), Ltd.	299,000	48,432
	YHI International, Ltd.	1,174,000	103,130
	Yoma Strategic Holdings, Ltd.	132,000	6,687
* #	Yongnam Holdings, Ltd.	1,970,000	197,857
*	Zhongguo Jilong, Ltd.	249,876	7,465
TOTAL COMMON STOCKS			64,371,358

20

	RIGHTS/WARRANTS — (0.0%)
*	Asia-Pacific Strategic Investments, Ltd. Rights 05/18/09	1,410	14
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	6,768
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	6,548
	TOTAL RIGHTS/WARRANTS		13,330

	TOTAL — SINGAPORE		64,384,688

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $75,000 FHLMC 6.040%(r), 11/01/36, valued at $53,345) to be repurchased at $51,000	$51	51,000

		Shares
	SECURITIES LENDING COLLATERAL — (16.4%)
§ @	DFA Short Term Investment Fund LP	76,920,765	76,920,765

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $5,868,046) to be repurchased at $5,753,013	$5,753	5,752,986

	TOTAL SECURITIES LENDING COLLATERAL		82,673,751

	TOTAL INVESTMENTS - (100.0%) (Cost $711,982,875)		$505,516,577

See accompanying Notes to Financial Statements.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

COMMON STOCKS — (92.6%)
Consumer Discretionary — (19.9%)
	4imprint Group P.L.C.	96,735	$204,905
	Aegis Group P.L.C.	3,311,021	4,432,606
	Aga Rangemaster Group P.L.C.	288,143	424,890
	Arena Leisure P.L.C.	1,372,024	363,452
	Bellway P.L.C.	406,536	4,282,990
	Blacks Leisure Group P.L.C.	181,058	125,138
	Bloomsbury Publishing P.L.C.	281,545	519,125
#	Bovis Homes Group P.L.C.	474,842	3,215,787
	BPP Holdings P.L.C.	216,656	1,861,658
	Burberry Group P.L.C.	277,987	1,654,666
	Caffyns P.L.C.	6,000	30,574
#	Carpetright P.L.C.	167,232	1,423,364
	Carphone Warehouse Group P.L.C.	248,857	544,978
	Centaur Media P.L.C.	617,725	339,401
	Chime Communications P.L.C.	211,086	264,594
*	Chrysalis Group P.L.C.	107,232	86,463
	Churchill China P.L.C.	30,000	96,215
	Clinton Cards P.L.C.	740,506	186,255
	Cosalt P.L.C.	82,921	97,785
#	Daily Mail & General Trust P.L.C. Series A	590,153	2,865,351
	Dawson Holdings P.L.C.	253,045	42,055
#	Debenhams P.L.C.	1,394,313	1,875,557
	Dignity P.L.C.	255,526	1,980,366
#	DSG International P.L.C.	5,517,259	3,495,209
	Dunelm Group P.L.C.	17,747	68,172
*	eaga P.L.C.	70,028	138,417
	Euromoney Institutional Investor P.L.C.	346,866	1,288,260
	Findel P.L.C.	377,636	849,475
*	Forminster P.L.C.	43,333	2,404
#	French Connection Group P.L.C.	373,475	394,932
	Fuller Smith & Turner P.L.C.	129,026	870,617
	Future P.L.C.	1,324,863	307,606
	Galiform P.L.C.	45,000	20,926
	Game Group P.L.C.	1,441,697	4,193,690
# *	Games Workshop Group P.L.C.	101,889	301,052
	GKN P.L.C.	65,237	114,698
#	Greene King P.L.C.	423,929	3,891,133
	Halfords Group P.L.C.	913,032	4,468,998
	Haynes Publishing Group P.L.C.	14,703	32,102
	Headlam Group P.L.C.	330,383	1,362,043
	Henry Boot P.L.C.	426,786	468,451
#	HMV Group P.L.C.	1,627,244	3,418,049
	Holidaybreak P.L.C.	205,158	760,759

1

	Hornby P.L.C.	154,220	210,115
	Huntsworth P.L.C.	795,153	734,712
*	Impellam Group P.L.C.	35,258	17,098
#	Inchcape P.L.C.	776,534	180,135
	Informa P.L.C.	632,344	2,763,799
	ITV P.L.C.	1,608,507	755,241
#	J.D. Wetherspoon P.L.C.	552,111	3,323,223
	JD Sports Fashion P.L.C.	122,850	683,112
	JJB Sports P.L.C.	922,465	340,358
	John Menzies P.L.C.	244,534	401,922
	Kesa Electricals P.L.C.	2,031,662	3,960,615
	Ladbrokes P.L.C.	1,188,699	4,106,107
	Laura Ashley Holdings P.L.C.	2,806,720	607,222
	Lookers P.L.C.	689,354	470,803
	Luminar Group Holdings P.L.C.	260,932	528,507
	Manganese Bronze Holdings P.L.C.	68,818	106,776
	Marston’s P.L.C.	1,192,685	3,001,696
	Millennium and Copthorne Hotels P.L.C.	572,461	1,858,206
	Mothercare P.L.C.	324,479	1,830,243
	N Brown Group P.L.C.	974,614	3,374,847
*	Pace P.L.C.	747,903	1,875,224
# *	PartyGaming P.L.C.	98,960	385,895
	Pendragon P.L.C.	2,285,154	471,381
	Persimmon P.L.C.	453,242	2,528,055
#	Pinewood Shepperton P.L.C.	182,105	382,800
*	Rank Group P.L.C.	876,100	860,557
*	Redrow P.L.C.	626,857	1,846,259
	Restaurant Group P.L.C.	732,507	1,725,382
#	Rightmove P.L.C.	236,332	1,127,839
	Smiths News P.L.C.	674,129	995,039
*	Sportech P.L.C.	329,794	395,673
	Sports Direct International P.L.C.	383,193	387,783
	St. Ives Group P.L.C.	436,379	412,829
	St. Jame’s Place P.L.C.	712,044	1,766,167
*	Stylo P.L.C.	64,096	4,504
	Ted Baker P.L.C.	161,948	884,184
*	The Berkeley Group Holdings P.L.C.	320,225	4,605,082
	The Vitec Group P.L.C.	160,303	553,749
	Topps Tiles P.L.C.	761,166	584,901
	Trinity Mirror P.L.C.	47,137	37,093
	United Business Media P.L.C.	864,643	5,855,588
	UTV Media P.L.C.	217,432	221,968
*	Wagon P.L.C.	237,979	6,795
	WH Smith P.LC.	588,205	3,625,139
	William Hill P.L.C.	1,297,070	4,164,865
	Wilmington Group P.L.C.	346,234	666,352
#	Yell Group P.L.C.	1,192,528	694,636
Total Consumer Discretionary			119,685,644

Consumer Staples — (3.8%)
	Anglo-Eastern Plantations P.L.C.	108,333	559,048
	Barr (A.G.) P.L.C.	64,286	1,233,685
	Britvic P.L.C.	567,955	2,186,290
	Cranswick P.L.C.	174,592	1,560,625
	Dairy Crest Group P.L.C.	520,119	2,380,571

2

	Devro P.L.C.	605,749	822,385
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,211,820
	Mcbride P.L.C.	935,102	1,742,722
	Northern Foods P.L.C.	2,038,052	1,855,957
	Premier Foods P.L.C.	3,586,651	1,897,825
	PZ Cussons P.L.C.	1,440,399	3,386,392
	R.E.A. Holdings P.L.C.	49,233	293,429
	Robert Wiseman Dairies P.L.C.	276,160	1,412,909
	Tate & Lyle P.L.C.	151,298	613,230
	Thorntons P.L.C.	313,060	426,970
# *	Uniq P.L.C.	463,373	65,734
	Young & Co.’s Brewery P.L.C.	40,000	233,528
	Young & Co.’s Brewery P.L.C. Series A	20,936	149,361
Total Consumer Staples			23,032,481

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	847,056
*	Dana Petroleum P.L.C.	326,327	6,033,287
*	Emerald Energy P.L.C.	214,462	1,532,012
*	Fortune Oil P.L.C.	5,889,851	523,966
*	Hardy Oil & Gas P.L.C.	46,779	164,710
# *	Heritage Oil, Ltd.	117,326	661,394
	Hunting P.L.C.	477,489	3,259,974
	James Fisher & Sons P.L.C.	189,802	1,248,332
	JKX Oil and Gas P.L.C.	575,605	1,724,596
	John Wood Group P.L.C.	312,669	1,094,361
	Melrose Resources P.L.C.	378,100	1,525,848
# *	Premier Oil P.L.C.	320,409	4,909,161
*	Salamander Energy P.L.C.	274,153	685,045
*	Soco International P.L.C.	281,540	5,121,161
*	UK Coal P.L.C.	573,596	1,011,097
	Venture Production P.L.C.	442,513	5,218,959
	Wellstream Holdings P.L.C.	114,781	872,480
Total Energy			36,433,439

Financials — (13.4%)
	Aberdeen Asset Management P.L.C.	2,590,854	5,024,334
	Amlin P.L.C.	1,027,564	5,437,879
	Arbuthnot Banking Group P.L.C.	67,329	275,020
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	325,464	1,081,318
	Beazley Group P.L.C.	1,047,415	1,559,397
#	BlueBay Asset Management P.L.C.	154,645	414,584
	Brewin Dolphin Holdings P.L.C.	870,024	1,508,797
	Brit Insurance Holdings P.L.C.	1,289,236	3,502,007
	Capital & Regional P.L.C.	271,596	138,010
	Catlin Group, Ltd.	977,375	5,057,836
	Charles Stanley Group P.L.C.	123,753	387,752
	Chesnara P.L.C.	171,258	338,592
	Close Brothers Group P.L.C.	481,680	4,451,253
*	Cockleshell, Ltd.	6,528	7,279
	Daejan Holdings P.L.C.	42,317	1,299,461
	Development Securities P.L.C.	201,060	799,770
	DTZ Holdings P.L.C.	220,478	140,792

3

	Evolution Group P.L.C.	1,150,083	2,028,245
	Hansard Global P.L.C.	4,765	11,046
	Hardy Underwriting Group P.L.C.	153,854	663,363
	Hargreaves Lansdown P.L.C.	353,836	1,146,346
	Helical Bar P.L.C.	408,691	2,046,682
# *	Henderson Group P.L.C.	2,936,019	3,794,944
	Hiscox, Ltd.	1,535,730	7,602,721
	IG Group Holdings P.L.C.	1,256,927	4,065,967
*	Industrial & Commercial Holdings P.L.C.	5,000	111
#	Intermediate Capital Group P.L.C.	326,494	2,330,302
	International Personal Finance P.L.C.	883,513	1,894,500
*	IP Group P.L.C.	250,011	170,526
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,088,182
	Liontrust Asset Management P.L.C.	129,935	201,655
# *	LSL Property Services P.L.C.	131,485	233,664
*	MWB Group Holdings P.L.C.	379,622	257,747
	Novae Group P.L.C.	234,668	1,248,394
	Park Group P.L.C.	166,600	42,437
*	Pices Property Services P.L.C.	62,500	—
#	Provident Financial P.L.C.	485,695	6,048,416
	Quintain Estates & Development P.L.C.	288,516	158,095
	Rathbone Brothers P.L.C.	159,131	1,862,330
	Rensburg Sheppards P.L.C.	169,098	1,206,920
*	Rutland Trust P.L.C.	85,288	84,535
	S&U P.L.C.	21,140	124,321
	Savills P.L.C.	449,406	1,859,908
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	599
	Shore Capital Group P.L.C.	1,193,004	328,552
	St. Modwen Properties P.L.C.	482,604	1,236,234
	Tullett Prebon P.L.C.	757,461	2,970,268
	Unite Group P.L.C.	444,621	638,302
Total Financials			80,769,393

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	78,961
*	Antisoma P.L.C.	2,024,536	814,067
*	Ark Therapeutics Group P.L.C.	638,344	498,962
	Assura Group, Ltd.	48,153	23,289
# *	Axis-Shield P.L.C.	224,506	967,886
	Biocompatibles International P.L.C.	147,081	379,661
	Bioquell P.L.C.	90,893	185,987
*	BTG P.L.C.	730,460	1,568,568
	Care UK P.L.C.	199,792	835,263
	Consort Medical P.L.C.	116,271	669,626
#	Corin Group P.L.C.	151,637	131,576
	Dechra Pharmaceuticals P.L.C.	201,204	1,200,147
	Genetix Group P.L.C.	151,246	118,708
	Genus P.L.C.	157,057	1,403,834
	Goldshield Group P.L.C.	119,590	567,798
	Hikma Pharmaceuticals P.L.C.	430,418	2,469,276
	Nestor Healthcare Group P.L.C.	443,850	179,929
*	Oxford Biomedica P.L.C.	2,123,042	304,926
*	Prostrakan Group P.L.C.	38,359	45,249

4

*	Renovo Group P.L.C.	95,255	39,708
*	SkyePharma P.L.C.	55,765	145,981
	Southern Cross Healthcare, Ltd.	195,059	292,939
	SSL International P.L.C.	745,205	5,224,584
*	Vectura Group P.L.C.	1,009,075	1,058,246
*	William Ransom & Son P.L.C.	30,000	2,214
Total Health Care			19,207,385

Industrials — (31.2%)
*	AEA Technology P.L.C.	539,970	143,187
	Aggreko P.L.C.	583,754	4,950,819
	Air Partner P.L.C.	37,086	257,401
	Alumasc Group P.L.C.	131,547	185,183
	Arriva P.L.C.	630,725	4,305,877
	Ashtead Group P.L.C.	1,976,882	1,829,666
	Atkins WS P.L.C.	425,663	3,839,555
*	Autologic Holdings P.L.C.	96,590	36,050
	Babcock International Group P.L.C.	853,247	5,473,551
	BBA Aviation P.L.C.	1,204,134	1,863,506
	Bodycote P.L.C.	722,295	1,521,968
	Braemar Shipping Services P.L.C.	81,108	285,297
#	Brammer P.L.C.	185,266	308,160
	BSS Group P.L.C.	489,152	2,298,280
	Business Post Group P.L.C.	199,191	886,629
	Camellia P.L.C.	2,437	216,528
	Carillion P.L.C.	1,523,518	5,950,387
	Carr’s Milling Industries P.L.C.	35,330	218,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	360,391
	Charles Taylor Consulting P.L.C.	139,215	351,104
	Charter International P.L.C.	626,781	5,156,949
	Chemring Group P.L.C.	128,869	3,997,973
	Chloride Group P.L.C.	1,025,093	2,468,095
#	Clarkson P.L.C.	68,229	513,637
	Communisis P.L.C.	561,133	250,269
	Connaught P.L.C.	319,006	1,677,669
	Cookson Group P.L.C.	813,260	235,287
	Costain Group P.L.C.	1,269,584	457,591
*	Danka Business Systems P.L.C.	1,029,605	30,920
	Davis Service Group P.L.C.	670,430	2,586,375
	De la Rue P.L.C.	387,017	5,485,749
	Dewhurst P.L.C.	9,000	25,430
	Domino Printing Sciences P.L.C.	456,398	1,663,103
*	easyJet P.L.C.	548,462	2,549,705
	Eleco P.L.C.	80,000	54,675
	Fenner P.L.C.	671,987	845,479
	Forth Ports P.L.C.	179,142	2,581,808
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,147,329
	Go-Ahead Group P.L.C.	175,345	3,294,224
	Hampson Industries P.L.C.	430,496	627,513
	Hays P.L.C.	5,101,389	6,771,808
#	Helphire P.L.C.	1,050,597	582,719
	Hogg Robinson Group P.L.C.	103,893	32,510
	Homeserve P.L.C.	228,007	4,126,718

5

	Hyder Consulting P.L.C.	168,297	278,831
	IMI P.L.C.	1,192,232	6,250,686
	Interserve P.L.C.	498,625	1,504,072
	Intertek Group P.L.C.	539,854	8,094,157
*	Invensys P.L.C.	472,034	1,378,529
	ITE Group P.L.C.	1,339,191	1,886,855
	J. Smart & Co. (Contractors) P.L.C.	22,500	116,140
	Keller Group P.L.C.	277,823	2,430,990
	Kier Group P.L.C.	141,688	2,048,005
	Latchways P.L.C.	41,288	312,169
	Lavendon Group P.L.C.	175,529	401,000
	Lincat Group P.L.C.	14,452	83,083
	Low & Bonar P.L.C.	763,541	302,601
	Management Consulting Group P.L.C.	1,026,246	446,711
	Meggitt P.L.C.	1,481,239	3,925,386
	Melrose P.L.C.	944,503	1,302,748
	Michael Page International P.L.C.	1,235,568	5,011,837
	Mitie Group P.L.C.	1,208,230	3,721,059
*	MJ Gleeson Group P.L.C.	195,875	235,988
	Morgan Crucible Co. P.L.C.	1,158,902	1,928,627
	Morgan Sindall P.L.C.	170,838	1,541,243
	Mouchel Group P.L.C.	469,006	1,775,945
	MS International P.L.C.	50,000	153,042
	National Express Group P.L.C.	487,807	1,876,410
	Northgate P.L.C.	285,327	615,189
	OPD Group P.L.C.	102,094	61,130
	PayPoint P.L.C.	87,747	609,839
	PV Crystalox Solar P.L.C.	597,857	993,028
	Qinetiq P.L.C.	2,172,472	4,243,237
	Regus P.L.C.	3,696,088	4,184,925
*	Renold P.L.C.	270,995	79,054
	Rentokil Initial P.L.C.	1,518,144	1,464,584
	Ricardo P.L.C.	222,000	719,275
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	684,830
	ROK P.L.C.	723,316	585,403
	RPS Group P.L.C.	788,615	2,199,396
	Scott Wilson Group P.L.C.	51,118	45,874
	Senior P.L.C.	1,671,692	866,363
	Severfield-Rowen P.L.C.	351,952	1,145,332
	Shanks Group P.L.C.	985,616	1,419,412
	SIG P.L.C.	1,233,586	2,900,182
	Speedy Hire P.L.C.	178,122	625,981
	Spirax-Sarco Engineering P.L.C.	304,500	3,836,492
	Spring Group P.L.C.	596,238	374,298
	Stagecoach Group P.L.C.	306,965	590,695
	Sthree P.L.C.	269,551	911,940
#	T. Clarke P.L.C.	148,717	270,348
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	300,267
	The Weir Group P.L.C.	346,928	2,461,106
	Tomkins P.L.C.	3,177,919	8,113,088
#	Travis Perkins P.L.C.	410,292	4,237,523
	Tribal Group P.L.C.	132,810	181,405
	Trifast P.L.C.	359,985	102,924

6

	Ultra Electronics Holdings P.L.C.	267,145	4,683,916
	Umeco P.L.C.	196,406	460,053
*	Volex Group P.L.C.	241,088	134,754
	Vp P.L.C.	167,463	338,060
	VT Group P.L.C.	677,021	4,607,214
	White Young Green P.L.C.	178,318	85,462
	Wincanton P.L.C.	479,763	1,127,093
	WSP Group P.L.C.	262,651	1,051,999
	XP Power, Ltd.	73,546	248,856
Total Industrials			187,012,587

Information Technology — (11.0%)
	Acal P.L.C.	104,729	178,913
*	Alphameric P.L.C.	127,141	46,764
*	Alterian P.L.C.	179,139	251,423
	Anite P.L.C.	1,166,924	493,168
	ARM Holdings P.L.C.	4,708,219	8,269,260
	Aveva Group P.L.C.	275,408	2,291,581
	Computacenter P.L.C.	423,790	944,588
# *	CSR P.L.C.	342,508	1,318,669
	Dialight P.L.C.	111,362	192,106
	Dicom Group P.L.C.	317,667	585,422
#	Dimension Data Holdings P.L.C.	5,615,130	4,215,601
	Diploma P.L.C.	459,990	744,905
	E2V Technologies P.L.C.	247,588	392,379
	Electrocomponents P.L.C.	1,576,293	3,667,714
	Fidessa Group P.L.C.	130,344	2,116,439
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	132,678
	Halma P.L.C.	1,486,473	3,899,793
*	Imagination Technologies Group P.L.C.	882,944	1,302,844
	Innovation Group P.L.C.	2,537,718	259,856
*	Intec Telecom Systems P.L.C.	1,201,847	761,094
	Kewill P.L.C.	368,863	163,273
	Laird P.L.C.	697,371	1,591,851
	Logica P.L.C.	2,944,148	3,321,285
	Micro Focus International P.L.C.	452,097	2,123,887
	Misys P.L.C.	1,982,492	4,046,304
	Morse P.L.C.	367,208	74,244
	Oxford Instruments P.L.C.	193,856	454,531
	Phoenix IT Group, Ltd.	197,369	426,181
	Premier Farnell P.L.C.	1,379,926	3,123,837
	Psion P.L.C.	499,513	455,325
	Raymarine P.L.C.	289,080	70,071
	Renishaw P.L.C.	228,282	1,306,344
	RM P.L.C.	363,499	784,202
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,219,958
*	Scipher P.L.C.	34,563	575
*	SDL P.L.C.	333,680	1,609,714
	Spectris P.L.C.	499,879	4,337,751
	Spirent Communications P.L.C.	3,176,692	2,638,875
	TT electronics P.L.C.	595,193	249,233
	Vislink P.L.C.	588,460	241,216
*	Wolfson Microelectronics P.L.C.	493,841	883,863

7

Xaar P.L.C.	220,887	276,182
Xchanging P.L.C.	541,322	1,477,113
Total Information Technology		65,941,012

Materials — (3.0%)
British Polythene Industries P.L.C.	102,332	197,849
Carclo P.L.C.	214,230	240,499
Croda International P.L.C.	484,717	3,867,238
Delta P.L.C.	591,338	1,009,327
DS Smith P.L.C.	1,591,931	1,816,347
Elementis P.L.C.	1,858,096	709,781
Filtrona P.L.C.	704,266	1,238,854
* Gem Diamonds, Ltd.	3,895	7,166
Hill & Smith Holdings P.L.C.	275,101	916,360
Hochschild Mining P.L.C.	194,546	640,199
* Inveresk P.L.C.	125,000	4,623
Marshalls P.L.C.	670,307	1,104,326
Mondi P.L.C.	855,031	2,217,239
# Porvair P.L.C.	158,128	113,506
RPC Group P.L.C.	404,286	888,832
Victrex P.L.C.	321,880	2,543,524
Yule Catto & Co. P.L.C.	527,850	488,693
Zotefoams P.L.C.	96,852	87,617
Total Materials		18,091,980

Telecommunication Services — (0.7%)
* COLT Telecom Group SA	1,213,428	1,689,274
Kcom Group P.L.C.	2,504,455	996,649
Telecom Plus P.L.C.	288,118	1,255,962
* Vanco P.L.C.	232,704	—
Total Telecommunication Services		3,941,885

Utilities — (0.3%)
Dee Valley Group P.L.C.	12,109	130,039
Hydro International P.L.C.	27,669	43,276
Northumbrian Water Group P.L.C.	466,439	1,532,455
Total Utilities		1,705,770

TOTAL COMMON STOCKS		555,821,576

RIGHTS/WARRANTS — (0.0%)
* Premier Oil P.L.C. Rights 05/06/09	2	16
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		16

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $950,000 FHLMC 6.040%(r), 11/01/36, valued at $675,705) to be repurchased at $663,003	$663	663,000

8

		Shares
SECURITIES LENDING COLLATERAL — (7.3%)
§ @	DFA Short Term Investment Fund LP	40,472,278	40,472,278

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,342,317) to be repurchased at $3,276,796	$3,277	3,276,781

TOTAL SECURITIES LENDING COLLATERAL			43,749,059

TOTAL INVESTMENTS - (100.0%) (Cost $852,537,460)			$600,233,651

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
	Agrana Beteiligungs AG	16,794	$1,075,792
	Andritz AG	116,739	3,968,475
* #	A-TEC Industries AG	21,828	225,351
	Austria Email AG	715	3,777
* #	Austrian Airlines AG	130,038	684,018
	BKS Bank AG	520	72,585
* #	BWIN Interactive Entertainment AG	79,165	2,498,660
#	BWT AG	27,601	545,599
* #	CA Immobilien Anlagen AG	130,641	1,035,872
*	Christ Water Techology AG	24,819	47,732
#	Constantia Packaging AG	18,095	663,856
*	Conwert Immobilien Invest AG	48,984	363,884
	EVN AG	36,696	557,210
*	Eybl International AG	16,503	16,550
#	Flughafen Wien AG	39,948	1,195,326
	Frauenthal Holding AG	12,084	97,468
* #	Intercell AG	104,732	2,746,410
*	Josef Manner & Co. AG	870	50,671
#	Lenzing AG	4,961	1,121,479
#	Mayr-Melnhof Karton AG	33,664	2,353,613
	Oberbank AG	35,740	2,047,717
	Oesterreichische Post AG	98,332	2,866,434
#	Palfinger AG	45,976	659,100
* #	RHI AG	93,231	1,337,801
	Rosenbauer International AG	11,816	419,036
*	S&T System Integration & Technology Distribution AG	6,404	100,594
*	Schoeller-Bleckmann Oilfield Equipment AG	32,197	999,977
*	Sparkassen Immobilien AG	58,185	303,570
* #	Strabag SE	95,319	2,204,423
	UBM Realitaetenentwicklung AG	1,440	51,442
	Uniqa Versicherungen AG	157,096	3,060,026
	Voestalpine AG	65,130	1,246,114
*	Warimpex Finanz und Beteiligungs AG	3,832	8,260
	Wolford AG	11,165	122,691
	Zumtobel AG	76,175	679,403

TOTAL — AUSTRIA			35,430,916

BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
*	Abfin SA	2,560	—

1

	Ackermans & van Haaren NV	81,854	4,778,917
*	Agfa Gevaert NV	368,855	824,698
	Banque Nationale de Belgique	952	3,136,341
	Barco NV	53,143	1,214,841
	Bekaert SA	56,746	5,266,058
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	193,239
*	Compagnie du Bois Sauvage SA	87	22
	Compagnie d’Entreprises CFE	40,394	1,368,815
	Compagnie Immobiliere de Belgique SA	10,535	196,880
	Compagnie Maritime Belge SA	61,365	1,551,239
#	Deceuninck NV	61,853	183,488
*	Devgen	219	1,975
	D’Ieteren SA NV	12,852	2,447,548
	Duvel Moorgat SA	8,904	442,356
	Econocom Group SA	65,485	518,341
	Elia System Operator SA NV	112,393	4,104,744
#	Euronav SA	86,793	1,249,302
	EVS Broadcast Equipment SA	13,059	598,669
	Exmar NV	76,531	875,477
	Floridienne SA	2,033	263,747
#	Henex	7,487	333,984
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	349,067
*	International Brachtherapy SA	35,773	149,206
	Ion Beam Application	67,020	591,555
	Jensen-Group NV	12,030	79,046
	Kinepolis	4,534	108,424
	Lotus Bakeries SA	1,361	506,117
#	Melexis NV	88,696	523,736
	Omega Pharma SA	83,442	2,218,130
*	Picanol	16,620	81,181
* #	Realdolmen	6,067	123,620
	Recticel SA	52,387	227,707
*	Resilux	4,095	164,975
	Rosier SA	655	231,227
	Roularta Media Group NV	3,344	52,732
	SAPEC SA (4775951)	3,531	285,760
*	SAPEC SA (5389544)	75	297
	Sioen Industries NV	52,140	245,605
*	Sipef NV	24,100	897,234
*	Spector Photo Group SA	11,235	10,386
*	Systemat-Datarelay SA	26,232	145,069
* #	Telenet Group Holding NV	148,890	2,881,400
	Ter Beke NV	2,281	126,353
	Tessenderlo Chemie NV	90,268	2,680,059
#	Umicore	129,634	2,540,610
	Unibra SA	1,600	296,375
#	Van De Velde NV	27,632	910,615
	VPK Packaging Group SA	13,057	304,902
TOTAL COMMON STOCKS			46,282,069

2

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	6,067	201
*	Zenitel SRIP VVPR	8,654	11
TOTAL RIGHTS/WARRANTS			212

TOTAL — BELGIUM			46,282,281

DENMARK — (1.9%)
COMMON STOCKS — (1.9%)
*	Aarhus Lokalbank A.S.	8,030	72,698
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,032
*	Aktieselskabet Skjern Bank A.S.	3,276	74,125
#	Alk-Abello A.S.	14,179	852,063
*	Alm. Brand A.S.	27,560	399,159
* #	Amagerbanken A.S.	32,395	264,198
	Ambu A.S.	22,100	339,880
	Arkil Holdings A.S. Series B	780	93,923
	Auriga Industries A.S. Series B	46,057	784,143
#	Bang & Olufsen Holdings A/S	30,487	206,573
* #	Bavarian Nordic A.S.	17,176	543,054
#	BoConcept Holding A.S.	5,650	71,072
*	Brodrene Hartmann A.S. Series B	11,730	145,672
*	Brondbyernes IF Fodbold A.S. Series B	15,450	88,480
#	D/S Norden A.S.	42,111	1,416,218
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	126,666
	Dampskibsselskabet Torm A.S.	69,423	632,517
*	Dantherm Holding A.S.	13,100	62,312
*	DFDS A.S.	11,236	586,115
*	DiBa Bank A.S.	2,300	23,268
*	Djursland Bank A.S.	8,970	245,967
	East Asiatic Co., Ltd. A.S.	52,687	1,662,465
	F.E. Bording A.S.	600	66,609
*	Fionia Bank A.S.	17,880	101,629
	Fluegger A.S. Series B	4,198	160,907
*	GN Store Nord A.S.	506,024	1,616,045
*	GPV Industi A.S.	2,200	11,723
* #	Greentech Energy Systems A.S.	37,622	127,806
*	Gronlandsbanken	768	46,835
*	H&H International A.S. Series B	1,920	111,580
	Harboes Bryggeri A.S.	10,250	203,435
#	Hojgaard Holding A.S. Series B	2,750	60,332
	IC Companys A.S.	33,305	504,704
*	Incentive A.S.	3,575	11,747
	Jeudan A.S.	2,516	194,105
*	Jyske Bank A.S.	3,389	86,816
*	Lan & Spar Bank A.S.	5,150	271,481
*	Lastas A.S. Series B	11,200	47,378
*	Lollands Bank A.S.	750	19,559
*	Maconomy Corp. A.S.	7,833	8,065
*	Mols-Linien A.S.	27,490	352,067
* #	NeuroSearch A.S.	42,054	617,615
*	NKT Holding A.S.	55,737	1,517,744
*	Nordjyske Bank A.S.	17,600	364,677

3

*	Norresundby Bank A.S.	7,350	188,844
*	Ostjydsk Bank A.S.	2,554	154,091
* #	Parken Sport & Entertainment A.S.	8,234	717,425
	Per Aarsleff A.S. Series B	5,975	516,436
* #	Ringkjoebing Landbobank A.S.	14,890	1,126,552
	Roblon A.S. Series B	540	45,452
*	Royal Unibrew A.S.	12,465	146,327
*	RTX Telecom A.S.	303	381
*	Salling Bank A.S.	910	61,018
*	Sanistal A.S. Series B	4,436	72,816
	Satair A.S.	8,525	176,234
#	Schouw & Co. A.S.	70,768	1,022,500
	SimCorp A.S.	16,263	2,115,507
*	Sjaelso Gruppen A.S.	21,980	76,105
*	SKAKO Industries A.S.	5,130	49,537
	Solar Holdings A.S. Series B	3,266	104,199
*	Sondagsavisen A.S.	36,665	113,321
	Spar Nord Bank A.S.	115,369	997,841
*	Sparbank	10,930	155,854
*	Sparekassen Faaborg A.S.	1,972	285,142
*	Sydbank A.S.	136,051	2,285,606
	Thrane & Thrane A.S.	9,883	281,759
	Tivoli A.S.	969	549,567
*	TK Development A.S.	91,681	386,329
*	Vestfyns Bank A.S.	680	63,079
*	Vestjysk Bank A.S.	24,162	280,425
TOTAL COMMON STOCKS			27,167,806

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen A.S. Rights 05/07/09	60,974	200,362

TOTAL — DENMARK			27,368,168

FINLAND — (6.1%)
COMMON STOCKS — (6.1%)
#	Ahlstrom Oyj	4,420	41,822
*	Aldata Solutions Oyj	194,535	143,380
#	Alma Media Oyj	278,483	1,865,502
*	Amanda Capital Oyj	67,120	155,478
#	Amer Sports Oyj Series A	307,264	2,971,044
#	Aspo Oyj	68,141	448,109
#	Atria P.L.C.	2,584	30,615
	Bank of Aland P.L.C.	17,663	449,655
	BasWare Oyj	34,550	452,187
*	Biotie Therapies Corp.	265,590	129,541
	Cargotec Oyj Series B	109,737	1,421,073
	Componenta Oyj	34,400	184,511
	Comptel P.L.C.	324,863	304,149
#	Cramo Oyj	104,189	982,571
	Digia P.L.C.	55,020	143,297
	Efore Oyj	114,965	133,271

4

	Elisa Oyj	276,614	3,662,286
	Etteplan Oyj	62,600	238,822
* #	Finnair Oyj	186,376	1,087,531
#	Finnlines Oyj	107,063	778,670
	Fiskars Oyj Abp Series A	181,663	1,918,408
	F-Secure Oyj	447,078	1,343,654
*	GeoSentric Oyj	244,900	12,944
#	Glaston Oyj Abp	131,940	224,003
#	HKScan Oyj Series A	72,398	467,262
	Huhtamaki Oyj	338,637	3,258,306
#	Ilkka-Yhtyma Oyj	34,432	331,817
	KCI Konecranes Oyj	243,819	4,953,978
#	Kemira Oyj	248,868	2,070,020
#	Kesko Oyj	138,078	3,590,438
	Laennen Tehtaat Oyj	18,920	298,322
	Lassila & Tikanoja Oyj	117,954	1,816,556
	Lemminkainen Oyj	13,072	340,012
	Metso Corp. Oyj	164,453	2,518,317
*	M-Real Oyj Series B	3,798,185	2,729,225
	Neomarkka Oyj	16,652	125,102
#	Nokian Renkaat Oyj	325,926	5,147,040
	Nordic Aluminium Oyj	10,440	166,907
	Okmetic Oyj	54,904	180,797
	Olvi Oyj Series A	31,354	673,208
	Oriola-KD Oyj Class A	26,000	75,463
	Oriola-KD Oyj Class B	85,493	247,630
	Orion Oyj Series A	96,540	1,409,963
	Orion Oyj Series B	253,721	3,674,462
	Outokumpu Oyj Series A	158,330	2,358,751
	Outotec Oyj	36,018	763,855
	PKC Group Oyj	48,390	229,215
	Pohjola Bank P.L.C.(5665233)	236,967	1,753,916
*	Pohjola Bank P.L.C.(B3QBVY8)	135,408	1,021,203
* #	Ponsse Oyj	22,814	99,226
	Poyry Oyj	180,742	2,245,996
	Raisio P.L.C.	462,617	952,467
*	Ramirent Oyj	299,709	1,450,131
	Rapala VMC Oyj	113,258	626,324
	Rautaruukki Oyj Series K	108,446	2,017,809
	Raute Oyj Series A	10,390	93,994
*	Ruukki Group Oyj	303,857	650,200
	Sanoma Oyj	162,312	2,138,301
	Scanfil Oyj	123,479	335,101
* #	Sponda Oyj	159,511	647,164
	Stockmann Oyj Abp Series A	43,914	868,540
	Stockmann Oyj Abp Series B	99,920	1,874,055
	Talentum Oyj	129,629	273,803
	Tecnomen Oyj	2,061	2,686
	Teleste Oyj	53,559	225,863
	Tieto Oyj	277,638	3,566,781
	Trainers’ House P.L.C.	107,200	81,752
	Tulikivi Oyj	79,440	91,115

5

	Turkistuottajat Oyj	8,490	78,866
	Uponor Oyj Series A	206,241	2,295,394
	Vacon Oyj	43,052	1,245,786
	Vaisala Oyj Series A	39,132	1,238,454
	Viking Line Abp	10,400	423,792
#	Wartsila Corp. Oyj Series B	104,409	3,442,379
#	YIT Oyj	120,526	1,151,993

TOTAL — FINLAND			87,442,260

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
	Akka Technologies SA	6,050	79,476
	Ales Groupe SA	32,639	415,950
* #	Alten	60,626	1,089,527
*	Altran Technologies SA	343,804	1,154,251
#	April Group SA	70,844	2,108,838
	Arkema	199,362	4,598,508
	Assystem	52,519	414,316
	Atos Origin SA	143,571	4,426,106
	Aubay	28,405	88,913
#	Audika SA	21,857	527,559
* #	Axorys SA	11,700	11,146
*	Baccarat SA	1,090	169,312
#	Banque Tarneaud SA	1,430	160,463
#	Beneteau SA	176,815	1,757,182
*	Bigben Interactive	7,762	64,166
	bioMerieux	11,555	865,513
	Boiron SA	25,156	636,445
	Boizel Chanoine Champagne SA	6,122	270,044
	Bonduelle SCA	12,784	895,648
	Bongrain SA	14,661	719,132
#	Bourbon SA	147,476	5,519,475
* #	Bull SA	289,386	853,797
	Burelle SA	3,914	258,767
*	Cafom SA	5,092	30,117
#	Canal Plus SA	272,646	1,751,618
	Carbone Lorraine SA	54,832	1,426,947
#	CBo Territoria	28,320	90,536
	Cegedim SA	11,176	621,311
*	Cesar SA	14,219	11,995
* #	Club Mediterranee SA	45,228	712,739
* #	Compagnie Generale de Geophysique-Veritas SA	129,436	1,869,980
	Compagnie Industrielle et Financiere D’Entreprises	1,200	63,541
	Compagnie International Andre Trigano SA	983	78,041
	CS Communication & Systemes	7,938	85,041
	Damartex SA	21,236	338,135
#	Delachaux SA	27,616	1,534,536
	Derichebourg	562,064	1,313,131
*	Dollfus Mieg & Cie SA	54,239	—
*	Dynaction SA	14,655	104,463
	EDF Energies Nouvelles SA	27,785	983,846

6

	Electricite de Strasbourg	22,706	2,986,952
	Esso S.A.F.	8,945	955,541
	Establissements Maurel et Prom	296,036	4,344,161
	Euler Hermes SA	31,770	1,550,104
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	220,238
	Exel Industries SA	10,841	343,418
	Explosifs et de Produits Chimiques	524	172,490
#	Fimalac SA	29,963	1,420,662
	Finuchem SA	18,510	150,235
	Fleury Michon SA	4,694	138,350
	Francois Freres (Tonnellerie) SA	3,839	121,365
	Gascogne SA	6,907	209,223
	Gaumont SA	14,184	750,540
* #	GECI International	63,334	178,257
*	Gemalto NV	161,967	5,099,911
	Gevelot SA	3,584	74,062
	GFI Informatique SA	122,870	514,705
	Gifi SA	7,360	292,008
	Ginger (Groupe Ingenierie Europe)	10,523	136,481
	GL Events SA	7,882	124,860
	GPE Groupe Pizzorno	5,200	99,809
	Grands Moulins de Strasbourg	110	61,127
*	Groupe Ares	21,994	32,883
	Groupe Crit	24,673	383,246
* #	Groupe Eurotunnel SA	170,564	878,187
#	Groupe Flo SA	22,019	73,880
*	Groupe Go Sport SA	2,740	35,453
	Groupe Guillin SA	1,200	57,632
#	Groupe Open	27,590	185,189
#	Groupe Steria SCA	65,651	1,251,849
	Guerbet SA	5,824	868,068
	Guyenne et Gascogne SA	25,246	2,194,323
#	Haulotte Group SA	55,825	348,836
#	Havas SA	1,165,955	3,653,190
	Idsud SA	2,227	94,386
#	Imerys SA	26,406	1,092,742
	Ingenico SA	101,520	1,858,675
	Ipsen SA	22,044	902,545
	Ipsos SA	83,610	1,897,395
	Kaufman et Broad SA	2,387	55,242
	Korian SA	5,455	124,308
	Laurent-Perrier	11,820	693,378
* #	Lectra SA	83,499	241,307
#	Lisi SA	16,055	610,806
* #	LVL Medical Groupe SA	24,346	368,452
#	M6 Metropole Television	148,116	2,768,459
#	Manitou BF SA	46,880	517,559
	Manutan International SA	13,517	535,612
	MGI Coutier SA	2,753	27,319
	Mr. Bricolage SA	23,846	393,331
#	Naturex	8,691	280,035

7

	Neopost SA	61,086	5,172,905
* #	Nexans SA	92,377	4,279,761
#	Nexity	18,755	604,980
	Norbert Dentressangle	12,330	428,486
*	Oeneo	102,487	138,673
* #	Orpea	97,899	4,003,160
*	Osiatis	1,400	3,129
#	PagesJaunes SA	118,846	1,290,990
	Paris Orleans et Cie SA	2,660	72,096
	Pierre & Vacances	15,567	998,472
* #	Plastic Omnium SA	29,952	368,587
	Plastivaloire SA	4,552	70,737
	PSB Industries SA	8,438	163,618
	Radiall SA	5,231	274,260
	Rallye SA	77,113	1,567,671
*	Recylex SA	35,449	186,310
	Remy Cointreau SA	74,447	2,454,158
#	Rexel SA	168,777	1,400,872
	Rhodia SA	224,856	1,292,823
	Robertet SA	3,167	284,281
	Rougier SA	6,120	160,685
	Rubis SA	30,230	1,714,722
* #	S.T. Dupont SA	39,440	9,340
	Sabeton SA	13,500	189,083
	Saft Groupe SA	41,284	1,263,575
	SAMSE SA	8,545	626,537
	SCOR SE	123,181	2,585,256
#	SEB SA	88,673	2,988,557
	Sechilienne SA	54,906	1,889,035
	Securidev SA	2,500	54,588
*	Seloger.com	2,853	72,296
	Signaux Girod SA	894	55,408
	Societe BIC SA	84,787	4,551,639
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,842,953
	Societe Pour l’Informatique Industrielle SA	40,908	205,250
	Societe Television Francaise 1	171,170	1,603,016
*	Soitec SA	107,280	678,189
*	Solving International SA	2,012	4,637
	Somfy SA	21,848	3,278,820
	Sopra Group SA	22,982	822,491
	Sperian Protection	18,519	932,563
#	Stallergenes SA	32,698	2,113,882
	STEF-TFE	28,838	1,041,800
	Sucriere de Pithiviers Le Vieil	1,773	1,110,213
	Synergie SA	32,941	576,744
	Teleperformance SA	158,000	4,553,646
	Tessi SA	5,050	245,828
* #	Theolia SA	86,282	315,353
*	Thomson	1,013,751	1,365,012
*	UbiSoft Entertainment SA	196,028	3,829,757
#	Union Financiere de France Banque SA	15,895	541,322
	Valeo SA	232,962	4,800,537

8

	Viel et Compagnie	158,130	488,922
	Vilmorin et Cie SA	18,821	1,775,622
	Virbac SA	16,251	1,095,442
	VM Materiaux SA	6,914	339,558
	Vranken Pommery Monopole	9,594	290,926
	Wendel	12,564	460,756
#	Zodiac Aerospace	105,911	3,093,197
*	Zueblin Immobiliere France SA	1,285	6,951
TOTAL COMMON STOCKS			160,099,388

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 06/30/09	2,100	836
*	Cybergun Warrants Series A 07/15/09	1,136	21
*	Cybergun Warrants Series B 07/15/10	1,136	31
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	1,545
TOTAL RIGHTS/WARRANTS			2,433

TOTAL — FRANCE			160,101,821

GERMANY — (12.1%)
COMMON STOCKS — (12.1%)
	A.S. Creation Tapeton AG	6,853	155,450
*	AAP Implantate AG	47,250	79,116
#	Aareal Bank AG	678,405	6,317,747
*	Abwicklungsellschaft Roesch AG	7,300	223
	ADCapital AG	33,040	216,379
*	Adlink Internet Media AG	69,691	333,514
	Agrob AG	5,800	60,256
#	Aixtron AG	259,027	1,960,388
	Amadeus Fire AG	16,192	230,070
	Andreae-Noris Zahn AG	26,412	695,719
* #	Arcandor AG	241,547	571,394
*	Augusta Technologie AG	26,396	285,879
	Aurubis AG	150,696	4,265,742
	Baader Bank AG	138,248	464,759
#	Bauer AG	4,607	173,875
	Bechtle AG	39,024	588,066
	Bertrandt AG	22,607	446,231
*	Beta Systems Software AG	8,550	29,143
#	Bilfinger Berger AG	130,384	6,187,959
*	Biolitec AG	26,843	104,417
	Biotest AG	21,560	1,082,213
*	BKN International AG	35,508	29,189
	BMP AG	45,099	44,936
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	261,549
*	Business Media China AG	15,212	15,137
* #	Carl Zeiss Meditec AG	36,394	432,323
* #	CENTROTEC Sustainable AG	41,054	447,681
#	Cewe Color Holding AG	13,917	360,720
#	Comdirect Bank AG	131,903	1,069,479

9

* #	Constantin Medien AG	155,529	493,714
*	CropEnergies AG	6,700	24,556
	CTS Eventim AG	51,845	1,490,485
#	Curanum AG	83,165	312,782
*	D. Logistics AG	113,203	194,739
	DAB Bank AG	130,043	484,938
#	Data Modul AG	10,414	117,443
	Demag Cranes AG	14,647	307,075
	Deutsche Euroshop AG	87,386	2,478,996
*	Deutsche Wohnen AG	5,610	104,664
#	Deutz AG	249,610	1,051,706
	Dierig Holding AG	10,500	105,998
#	Douglas Holding AG	100,341	4,117,134
	Dr. Hoenle AG	14,858	83,533
	Drillisch AG	92,184	158,077
#	Duerr AG	37,719	709,898
	DVB Bank SE	173,470	5,898,927
	Elexis AG	32,938	369,642
*	Elmos Semiconductor AG	34,592	94,587
#	ElreingKlinger AG	18,000	257,770
	Erlus AG	297	76,627
	Euwax AG	17,978	1,132,564
* #	Evotec AG	1,304,659	1,156,315
	Fielmann AG	56,670	3,469,834
*	Freenet AG	225,238	1,412,016
#	Fuchs Petrolub AG	29,856	1,655,045
	GBW AG	28,417	526,380
	GEA Group AG	84,874	1,099,486
	Gerresheimer AG	21,880	525,795
	Gerry Weber International AG	42,943	909,370
	Gesco AG	9,182	425,219
#	GFK SE	75,456	1,793,601
*	GFT Technologies AG	66,050	183,453
	Gildemeister AG	43,990	427,728
	Grammer AG	5,985	41,091
#	Grenkeleasing AG	31,484	977,792
	Hamborner AG	63,000	595,761
*	Hamburger Hafen und Logistik AG	14,989	533,169
*	Hansa Group AG	146,815	194,226
#	Hawesko Holding AG	19,463	426,660
*	IDS Scheer AG	10,372	113,905
*	IKB Deutsche Industriebank AG	21,843	23,344
	Indus Holding AG	40,147	569,716
	Innovation in Traffic Systems AG	23,949	198,399
*	Integralis AG	28,950	124,384
	INTERSEROH SE	22,142	985,327
* #	Intershop Communications AG	58,426	121,928
#	Isra Vision Systems AG	10,917	112,611
	IVG Immobilien AG	530,609	4,539,315
*	Jenoptik AG	153,250	697,968
*	Kampa AG	35,505	11,719
#	Kizoo AG	33,967	207,095

10

	Kontron AG	176,510	1,936,893
	Krones AG	72,622	2,513,215
	KSB AG	4,390	1,775,478
#	Kuka AG	83,226	1,193,429
	KWS Saat AG	18,319	2,298,307
#	Lanxess AG	218,704	4,669,452
*	Leifheit AG	12,500	138,604
#	Leoni AG	112,502	1,614,899
	Loewe AG	25,187	277,011
*	Manz Automation AG	553	25,019
*	Marbert AG	1,360	10,491
#	MasterFlex AG	10,531	65,384
* #	Maxdata Computer AG	94,120	12,450
*	Mediclin AG	119,554	471,782
* #	Medigene AG	87,499	518,545
#	Medion AG	81,672	629,466
	Mensch und Maschine Software AG	27,532	129,262
#	MLP AG	213,752	2,991,443
*	Mologen AG	22,062	183,450
* #	Morphosys AG	57,456	1,054,099
	MTU Aero Engines Holding AG	163,223	5,491,855
#	Muehlbauer Holding AG & Co.	14,905	327,617
#	MVV Energie AG	114,815	4,747,617
#	Nemetschek AG	23,340	267,015
*	Nexus AG	33,813	101,503
* #	Nordex AG	104,915	1,810,881
*	november AG	32,224	18,208
#	OHB Technology AG	37,069	377,680
	Oldenburgische Landesbank AG	4,234	255,046
	P&I Personal & Informatik AG	17,889	283,064
	Pfeiffer Vacuum Technology AG	30,723	2,038,539
#	Pfleiderer AG	166,950	937,328
* #	Plambeck Neue Energien AG	148,115	445,575
*	Plasmaselect AG	324,899	435,778
#	Progress-Werk Oberkirch AG	6,250	137,169
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	199,378
* #	Puma AG Rudolf Dassler Sport	2,479	530,266
*	PVA TePla AG	51,882	230,720
* #	QIAGEN NV	327,193	5,387,656
*	QSC AG	287,340	492,511
	R. Stahl AG	14,410	278,296
#	Rational AG	14,646	1,502,231
	REALTECH AG	13,541	108,344
	Renk AG	18,838	1,105,858
* #	REpower Systems AG	5,723	633,813
	Rheinmetall AG	107,359	4,549,699
	Rhoen-Klinikum AG	284,706	5,933,732
	Ruecker AG	21,675	157,773
#	Sartorius AG	31,248	540,748
*	Sektkellerei Schloss Wachenheim AG	15,120	99,865
*	SER Systems AG	9,400	249
* #	SGL Carbon SE	217,830	6,388,113

11

*	Sinner AG	2,660	62,979
	Sixt AG	37,202	561,789
	SM Wirtschaftsberatungs AG	18,841	125,952
* #	Software AG	70,053	4,430,874
* #	Solar Millennium AG	34,471	686,397
* #	Solarworld AG	53,597	1,485,333
* #	Solon SE	18,438	211,377
	Stada Arzneimittel AG	173,213	3,191,043
	STINAG Stuttgarter Invest AG	35,003	787,463
*	Stoehr & Co. AG	11,000	37,774
	Stratec Biomedical Systems AG	26,506	517,875
	Sued-Chemie AG	28,301	2,826,701
	Suedzucker AG	70,259	1,356,134
* #	Suess Microtec AG	59,969	138,549
* #	Symrise AG	164,574	2,238,117
	Syzygy AG	30,656	118,018
#	Takkt AG	126,507	1,255,015
*	TDS Informationstechnologie AG	89,063	469,524
	Telegate AG	20,500	222,537
*	Tognum AG	59,987	733,191
* #	Tomorrow Focus AG	101,081	370,973
#	TUI AG	75,035	816,095
	Umweltbank AG	17,805	322,446
	United Internet AG	27,992	286,667
	VBH Holding AG	9,415	40,310
* #	Versatel AG	12,209	89,546
	Vossloh AG	35,932	3,689,314
*	Wanderer-Werke AG	7,903	12,759
	Wincor Nixdorf AG	112,151	5,613,689
* #	Wirecard AG	255,878	2,103,453
	Wuerttembergische Lebensversicherung AG	27,308	617,805
	Wuerttembergische Metallwarenfabrik AG	29,451	751,627
TOTAL COMMON STOCKS			175,528,193

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	155,529	8,849

TOTAL — GERMANY			175,537,042

GREECE — (3.0%)
COMMON STOCKS — (3.0%)
	Agricultural Bank of Greece S.A.	356,481	612,751
*	Agricultural Insurance S.A.	1,399	2,332
*	Alapis Holdings Industrial & Commercial S.A.	2,093,884	2,112,871
*	Alfa Alfa Energy S.A.	3,810	7,007
	Alfa-Beta Vassilopoulos S.A.	20,879	717,910
*	Altec S.A. Information & Communication Systems	80,278	16,804
	Alumil Milonas Aluminum Industry S.A.	52,886	93,059
*	Alysida S.A.	2,376	6,259
	Anek Lines S.A.	620,975	694,995
*	Aspis Bank S.A.	228,007	361,141

12

*	Astir Palace Hotels S.A.	93,886	421,562
	Athens Medical Center S.A.	150,874	301,209
*	Atlantic Supermarkets S.A.	35,080	61,058
	Attica Bank	202,452	626,305
	Atti-Kat S.A.	56,554	34,797
	Autohellas S.A.	83,520	170,012
*	Babis Vovos International Construction S.A.	59,807	386,473
*	Balafas S.A.	15,200	3,821
*	Balkan Real Estate S.A.	41,970	88,126
	Bank of Greece	73,229	4,170,812
	Benrubi S.A.	20,823	92,345
	Centric Multimedia S.A.	51,942	96,581
*	Daios Plastics S.A.	16,350	107,141
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	466,754
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	239,245
*	Elbisco Holding S.A.	28,098	22,341
	Elektrak S.A.	36,580	138,923
	Elektroniki Athinon S.A.	34,490	122,604
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	3,287,557
*	Emporiki Bank of Greece S.A.	5,563	40,636
	Etma Rayon S.A.	11,242	20,973
	Euro Reliance General Insurance Co. S.A.	55,110	52,144
	Euromedica S.A.	67,698	544,912
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	511,225
	F.G. Europe S.A.	4,536	9,764
*	Forthnet S.A.	29,026	47,863
	Fourlis Holdings S.A.	128,489	1,534,123
	Frigoglass S.A.	85,507	465,756
	GEK Terna S.A.	267,249	1,597,511
	Halkor S.A.	226,556	381,923
	Hellenic Cables S.A.	65,236	139,462
	Hellenic Duty Free Shops S.A.	98,334	688,306
	Hellenic Exchanges S.A.	133,376	1,165,371
	Hellenic Petroleum S.A.	185,672	1,799,396
*	Hellenic Sugar Industry S.A.	78,005	135,697
	Heracles General Cement Co. S.A.	77,436	661,987
	Iaso S.A.	206,042	1,170,177
	Inform P. Lykos S.A.	35,570	87,155
*	Informatics S.A.	3,778	1,550
*	Intracom Holdings S.A.	43,498	64,749
	Intracom Technical & Steel Constructions S.A.	345,350	253,022
*	Ionian Hotel Enterprises S.A.	16,914	353,904
*	Ipirotiki Software & Publications S.A.	22,110	56,752
	Karelia Tobacco Co., Inc. S.A.	5,810	504,500
	Kathimerini Publishing S.A.	47,170	317,664
*	Katselis Sons S.A. Bread Industry	41,545	31,061
	Lambrakis Press S.A.	115,149	331,169
*	Lan-Net S.A.	12,688	20,145
*	Lavipharm S.A.	96,324	163,551
	Loulis Mills S.A.	41,702	92,916

13

*	Marfin Investment Group S.A.	189,260	811,527
*	Maritime Company of Lesvos S.A.	299,836	190,422
	Metka S.A.	97,586	1,024,906
	Michaniki S.A.	165,545	342,300
	Motodynamic S.A.	2,182	5,607
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,371,431
	Mytilineos Holdings S.A.	308,027	1,971,469
*	Neorion New S.A. Holdings	24,145	19,722
*	Pegasus Publishing S.A.	95,510	307,823
*	Petzetakis S.A.	22,098	8,498
	Piraeus Bank S.A.	19,611	179,823
	Piraeus Port Authority S.A.	17,752	264,133
*	Promota Hellas S.A.	8,860	2,696
	Real Estate Development & Services S.A.	94,497	223,287
	S&B Industrial Minerals S.A.	54,669	378,106
	Sanyo Hellas S.A.	23,637	7,088
	Sarantis S.A.	74,884	352,950
*	Selected Textile Ind. Assoc. S.A.	87,690	40,251
	Sfakianakis S.A.	91,320	194,084
*	Shelman Hellenic-Swiss Wood S.A.	155,548	71,290
*	Singularlogic S.A.	100,470	246,050
*	Spyroy Agricultural Products S.A.	61,348	54,448
	Teletypos S.A. Mega Channel	77,669	576,589
	Terna Energy S.A.	24,664	147,038
*	Themeliodomi S.A.	37,422	18,320
	Thessaloniki Port Authority S.A.	6,936	116,144
	Thrace Plastics Co. S.A.	109,280	109,235
	Titan Cement Co. S.A.	85,881	2,189,391
	TT Hellenic Postbank S.A.	322,690	1,941,893
*	Varvaressos S.A. European Spinning Mills	36,350	10,437
	Viohalco S.A.	406,612	2,009,685

TOTAL — GREECE			43,894,802

IRELAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Abbey P.L.C.	84,370	456,112
*	Aer Lingus Group P.L.C.	380,166	361,187
*	Aminex P.L.C.	440,966	40,509
*	BlackRock International Land P.L.C.	897,420	44,646
	C&C Group P.L.C. (B010DT8)	394,207	913,095
	C&C Group P.L.C. (B011Y09)	314,172	729,538
	DCC P.L.C.	308,989	5,583,896
	Donegal Creameries P.L.C.	26,085	74,536
*	Dragon Oil P.L.C.	1,347,570	5,057,262
	FBD Holdings P.L.C.	125,728	992,272
	Fyffes P.L.C.	1,020,533	404,223
	Glanbia P.L.C. (0066950)	700,613	2,203,112
	Glanbia P.L.C. (4058629)	2,463	7,767
	Grafton Group P.L.C.	107,557	379,964
	Greencore Group P.L.C.	601,145	633,787
	IFG Group P.L.C.	205,432	172,605

14

	Independent News & Media P.L.C.	1,021,294	348,167
*	Irish Continental Group P.L.C.	91,000	1,397,154
	Irish Life & Permanent P.L.C.	51,604	130,404
*	Kenmare Resources P.L.C.	2,265,253	712,175
	Kingspan Group P.L.C.	351,640	1,813,384
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C. (B1W38B0)	657,135	78,012
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	4,745
	Paddy Power P.L.C.	180,573	3,345,005
*	Providence Resources P.L.C.	6,258,198	384,016
	Smurfit Kappa Group P.L.C.	273,766	801,911
	Total Produce P.L.C.	871,395	341,428
	United Drug P.L.C.	790,348	1,968,740
*	Waterford Wedgwood P.L.C.	7,869,750	9,371

TOTAL — IRELAND			29,389,023

ITALY — (7.6%)
COMMON STOCKS — (7.6%)
*	A.S. Roma SpA	293,436	343,045
#	ACEA SpA	177,488	2,201,617
	Acegas-APS SpA	110,973	775,047
#	Actelios SpA	15,845	81,223
*	Aedes SpA	1,134,026	961,405
#	Aeroporto de Firenze SpA	17,399	339,957
	Amplifon SpA	49,920	126,753
* #	Ansaldo STS SpA	50,735	808,604
#	Astaldi SpA	216,415	1,176,760
#	Autogrill SpA	231,260	1,757,497
* #	Azimut Holding SpA	424,469	2,966,216
#	Banca Finnat Euramerica SpA	685,945	440,214
	Banca Generali SpA	21,809	96,995
#	Banca Ifis SpA	52,946	515,283
	Banca Intermobiliare SpA	29,041	107,434
*	Banca Italease SpA	243,660	473,479
#	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,750,485
	Banca Popolare di Milano Scarl	1,012,836	5,888,515
#	Banca Profilo SpA	253,156	231,610
#	Banco di Desio e della Brianza SpA	232,296	1,341,854
	Beghelli SpA	427,981	434,117
#	Benetton Group SpA	209,290	1,658,467
#	Beni Stabili SpA	1,309,500	818,611
	Biesse SpA	54,004	319,671
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	484,723
#	Brembo SpA	141,075	839,202
#	Bulgari SpA	395,239	2,012,810
#	Buzzi Unicem SpA	175,555	2,570,540
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,866,069
#	Caltagirone SpA	248,460	865,824
	Cam Finanziaria SpA	36,527	13,149
	Carraro SpA	113,633	402,936
	Cembre SpA	40,330	183,106

15

#	Cementir SpA	254,820	917,052
*	Ciccolella SpA	30,000	35,983
#	Class Editore SpA	165,655	162,137
#	Credito Artigiano SpA	361,183	984,198
#	Credito Bergamasco SpA	133,144	4,630,311
	Credito Emiliano SpA	228,115	1,140,085
	CSP International Fashion Group SpA	52,952	53,774
	Danieli & Co. SpA	54,740	619,047
#	Davide Campari - Milano SpA	457,009	3,073,447
* #	De Longhi SpA	305,654	727,621
*	DiaSorin SpA	30,626	679,249
*	Digital Multimedia Technologies SpA	24,275	200,765
*	EEMS Italia SpA	4,797	8,457
#	Emak SpA	57,399	240,146
* #	ERG Renew SpA	95,849	114,680
#	ERG SpA	189,613	2,921,205
*	ErgyCapital SpA	4,794	4,303
#	Esprinet SpA	58,242	430,032
*	Eurotech SpA	49,871	192,698
* #	Fastweb SpA	35,779	855,548
* #	Fiera Milano SpA	37,863	254,021
#	Fondiaria - Sai SpA	73,006	1,214,092
* #	Gefran SpA	31,849	92,127
*	Gemina SpA	1,186,766	602,459
* #	Geox SpA	149,354	1,262,309
#	Gewiss SpA	232,707	853,215
#	Granitifiandre SpA	79,737	259,686
	Gruppo Ceramiche Ricchetti SpA	127,131	154,061
*	Gruppo Coin SpA	77,286	254,120
*	Gruppo Editoriale L’Espresso SpA	639,121	902,044
#	Hera SpA	1,460,251	2,936,765
*	I Grandi Viaggi SpA	98,547	122,754
	Immsi SpA	696,806	655,585
* #	Impregilo SpA	1,180,326	3,341,546
	Indesit Co. SpA	177,464	887,843
#	Industria Macchine Automatique SpA	58,626	1,036,079
#	Industria Romagnola Conduttori Elettrici SpA	43,452	93,801
#	Intek SpA	661,259	332,701
	Interpump Group SpA	241,525	1,028,172
	Iride SpA	1,343,807	1,974,026
*	Isagro SpA	10,591	44,184
#	Italcementi SpA	149,237	1,796,543
	Italmobiliare SpA	23,493	891,350
*	Landi Renzo SpA	35,269	148,585
*	Lottomatica SpA	52,754	1,084,436
*	Maire Tecnimont SpA	52,459	106,856
	Mariella Burani SpA	32,721	212,888
#	Marr SpA	127,201	936,780
#	Mediolanum SpA	170,520	779,320
#	Milano Assicurazioni SpA	635,144	1,941,312
	Mirato SpA	36,779	209,269
	Mondadori (Arnoldo) Editore SpA	361,989	1,315,893

16

*	Monrif SpA	315,834	187,579
*	Montefibre SpA	182,887	37,000
*	Nice SpA	14,229	43,407
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	76,493
#	Permasteelisa SpA	65,300	892,025
* #	Piaggio & C. SpA	353,619	594,441
*	Pininfarina SpA	82,321	495,929
	Pirelli & Co. SpA	6,723,096	2,615,500
	Premafin Finanziaria SpA	961,257	1,232,482
#	Prysmian SpA	244,229	2,969,660
*	RDM Realty SpA	5,771	12,793
#	Recordati SpA	390,377	2,246,976
*	Richard-Ginori 1735 SpA	140,800	22,802
#	Sabaf SpA	22,649	331,455
#	SAES Getters SpA	30,068	325,762
#	Safilo Group SpA	503,765	287,938
#	Saras SpA	303,695	889,321
*	Seat Pagine Gialle SpA	27,669	7,196
*	Snai SpA	85,704	314,681
#	Societa Iniziative Autostradali e Servizi SpA	83,188	467,174
	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,055,167
*	Sogefi SpA	173,096	245,003
	Sol SpA	166,511	727,621
*	Sorin SpA	1,079,611	1,074,585
*	Stefanel SpA	216,413	99,004
* #	Tiscali SpA	1,176,229	590,708
#	Tod’s SpA	50,479	2,579,546
	Trevi Finanziaria SpA	121,804	1,143,151
*	Viaggi del Ventaglio SpA	93,237	17,263
#	Vianini Industria SpA	59,070	114,525
#	Vianini Lavori SpA	175,180	983,969
*	Vincenzo Zucchi SpA	144,350	78,533
#	Vittoria Assicurazioni SpA	121,346	752,073
*	Zignago Vetro SpA	4,607	21,949
TOTAL COMMON STOCKS			110,102,489

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	12,299

TOTAL — ITALY			110,114,788

NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
#	Aalberts Industries NV	355,012	2,710,158
	Accell Group NV	33,378	960,419
*	AFC Ajax NV	18,134	154,070
	Amsterdam Commodities NV	60,689	342,422
#	Arcadis NV	180,820	2,664,314
* #	ASM International NV	196,173	2,270,142
*	Atag Group NV	4,630	1,777

17

	Batenburg Beheer NV	10,306	251,749
#	Beter Bed Holding NV	67,391	720,851
#	Brunel International NV	49,814	801,200
	Crown Van Gelder NV	18,307	178,529
* #	Crucell NV	230,971	4,834,599
*	Crucell NV ADR	45,768	960,670
	DOCdata NV	22,463	187,262
*	Draka Holding NV	47,528	507,816
#	Eriks Group NV	42,708	1,440,305
	Exact Holding NV	59,787	1,185,319
	Fornix Biosciences NV	29,890	251,155
	Fugro NV	74,624	2,671,691
	Grontmij NV	75,848	1,668,730
	Imtech NV	248,834	3,883,747
#	Innoconcepts NV	77,911	300,025
	Kas Bank NV	47,628	586,473
#	Kendrion NV	39,829	368,358
#	Koninklijke Bam Groep NV	415,704	4,086,654
	Koninklijke Boskalis Westminster NV	133,054	3,102,328
#	Koninklijke Ten Cate NV	95,407	1,820,748
	Koninklijke Vopak NV	71,411	3,144,691
#	Macintosh Retail Group NV	43,877	478,188
	Mediq NV	208,313	2,053,763
	Nederlandsche Apparatenfabriek NV	28,810	579,867
*	Nedfield NV	1,058	567
	Nutreco Holding NV	139,331	4,781,638
#	Oce NV	336,989	2,132,767
	Ordina NV	150,761	659,753
*	Punch Graphix NV	49,509	110,857
* #	Qurius NV	351,539	95,749
	Randstad Holdings NV	25,148	577,020
	Royal Reesink NV	2,050	189,875
	RSDB NV	12,436	209,331
* #	Samas NV	435,697	209,408
#	SBM Offshore NV	103,347	1,665,721
	Sligro Food Group NV	95,164	2,164,838
	Smit Internationale NV	44,064	2,481,152
	SNS Reaal	161,953	911,620
	Stern Groep NV	1,258	15,056
*	Super De Boer NV	255,159	1,023,471
#	Telegraaf Media Groep NV	167,262	2,200,793
*	Textielgroep Twenthe NV	1,000	3,308
	TKH Group NV	98,188	1,231,271
* #	TomTom NV	83,252	531,487
	Unit 4 Agresso NV	74,403	900,823
	USG People NV	187,078	1,759,215
*	Van der Moolen Holding NV	117,201	335,322
	Wavin NV	92,283	258,895

TOTAL — NETHERLANDS			69,617,957

18

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acergy SA	123,943	957,332
	Aker Kvaerner ASA	96,400	582,822
#	Aktiv Kapital ASA	78,617	380,717
	Arendals Fosse Kompani ASA	100	25,036
#	Atea ASA	222,782	678,100
* #	Blom ASA	80,567	158,827
	Bonheur ASA	50,200	1,046,376
* #	BW Gas, Ltd.	117,729	366,701
* #	BW Offshore, Ltd.	130,779	112,194
	Camillo Eitze & Co. ASA	58,200	88,962
	Cermaq ASA	231,312	1,394,299
* #	Copeinca ASA	32,494	83,635
* #	Det Norske Oljeselskap ASA	3,050,200	2,576,889
#	DOF ASA	117,912	602,408
	EDB Business Partner ASA	167,534	352,523
* #	Eitzen Chemical ASA	21,068	11,204
	Ekornes ASA	111,890	1,351,845
	Farstad Shipping ASA	59,440	889,357
	Ganger Rolf ASA	52,803	1,034,252
	Havila Shipping ASA	22,400	132,963
*	IOT Holdings ASA	75,603	1,749
* #	Kongsberg Gruppen ASA	31,934	1,470,621
*	Kverneland Group ASA	258,080	173,650
* #	Marine Harvest	4,055,081	1,827,212
*	Nordic Semiconductor ASA	4,000	10,598
* #	Norse Energy Corp. ASA	1,143,079	589,655
*	Norske Skogindustrier ASA Series A	320,620	750,217
* #	Norwegian Air Shuttle ASA	49,007	343,976
#	Odfjell ASA Series A	92,300	549,337
*	ODIM ASA	56,787	302,973
	Olav Thon Eiendomsselskap ASA	12,980	1,034,011
*	Otrum ASA	50,600	38,912
*	PCI Biotech AS	3,357	4,985
*	Petroleum-Geo Services ASA	100,200	484,741
* #	Petrolia Drilling ASA	7,426,093	410,350
* #	Photocure ASA	33,562	157,296
*	Pronova BioPharma AS	118,817	298,055
*	Prosafe ASA	372,606	1,530,873
*	Prosafe Production Public, Ltd.	159,500	286,296
*	Q-Free ASA	23,000	53,286
#	Rieber and Son ASA Series A	106,654	672,776
#	Scana Industrier ASA	299,627	292,218
	Schibsted ASA	65,794	683,147
	Solstad Offshore ASA	58,300	678,947
	SpareBanken 1 SMN	178,812	810,128
*	Storebrand ASA	611,000	2,216,882
*	Subsea 7, Inc.	60,600	453,005
#	Tandberg ASA Series A	173,004	2,434,126
*	TGS Nopec Geophysical Co. ASA	429,529	3,171,705
	Tomra Systems ASA	587,328	2,172,106
#	TTS Marine ASA	41,000	101,541

19

	Veidekke ASA	310,230	1,474,146
#	Wilh. Wilhelmsen ASA	61,950	783,403

TOTAL — NORWAY			39,089,365

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	94,568	281,155
#	Banco BPI SA	467,800	1,106,317
	Banif SGPS SA	130,016	187,868
*	Corticeira Amorim SA	223,729	215,891
*	Finibanco Holdings SGPS SA	191,352	544,467
	Ibersol SGPS SA	20,401	187,701
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	388,975
*	Investimentos Participacoes e Gestao SA	319,480	163,719
#	Jeronimo Martins SGPS SA	563,035	3,175,761
* #	Mota-Engil SGPS SA	341,524	1,475,447
*	Novabase SGPS SA	65,729	426,481
* #	ParaRede SGPS SA	54,559	52,537
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,768,417
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,639,585
	Redes Energeticas Nacionais SA	178,117	737,027
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	352,573
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,164,461
#	Sonae Industria SGPS SA	272,336	876,136
	Sonae SGPS SA	392,854	330,595
* #	Sonaecom SGPS SA	469,109	1,164,037
*	Sumol + Compal SA	67,967	122,135
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	744,551
*	Toyota Caetano Portugal SA	53,308	366,766

TOTAL — PORTUGAL			18,472,602

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
	Abengoa SA	134,166	2,312,581
	Adolfo Dominguez SA	20,351	194,867
#	Amper SA	88,114	745,927
#	Antena 3 de Television SA	240,050	1,305,086
* #	Avanzit SA	555,254	648,453
* #	Azkoyen SA	70,532	306,127
	Banco de Andalucia SA	9,516	401,285
#	Banco Guipuzcoano SA	339,914	2,067,241
#	Banco Pastor SA	252,571	1,678,723
	Banco Popular Espanol SA	24	198
*	Baron de Ley SA	13,910	500,335
	Bolsas y Mercados Espanoles	120,319	3,361,216
	Campofrio Food Group SA	96,991	857,880
#	Cementos Portland Valderrivas SA	30,644	919,435
	Compania Vinicola del Norte de Espana SA	16,119	320,745
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,646,233
* #	Corporacion Dermoestetica	65,100	367,066

20

	Duro Felguera SA	172,631	1,074,573
	Ebro Puleva SA	304,797	4,337,284
#	Elecnor SA	198,254	2,140,104
* #	Ercros SA	2,261,056	446,282
*	Estacionamientos Urbanos SA	4,200	—
	Faes Farma SA	455,399	2,204,768
* #	General de Alquiler de Maquinaria	32,241	184,851
#	Gestevision Telecinco SA	161,566	1,523,236
	Grupo Catalana Occidente SA	160,495	2,366,322
#	Grupo Empresarial Ence SA	358,144	1,248,140
	Iberia Lineas Aereas de Espana SA	1,381,661	2,579,315
	Iberpapel Gestion SA	25,850	280,974
* #	Inbesos SA	12,494	49,265
#	Indra Sistemas SA	46,045	910,689
	Inmobiliaria del Sur SA	2,902	61,391
* #	La Seda de Barcelona SA	1,923,682	956,743
*	Laboratorios Almirall SA	94,542	853,247
	Mecalux SA	38,470	566,155
	Miquel y Costas & Miquel SA	26,111	459,282
#	Natra SA	85,540	527,812
*	Natraceutical SA	725,142	525,183
#	NH Hoteles SA	252,650	1,199,362
	Nicolas Correa SA	26,994	86,121
	Obrascon Huarte Lain SA	130,017	1,747,739
#	Papeles y Cartones de Europa SA	193,369	772,404
	Pescanova SA	25,677	866,348
	Prim SA	39,424	306,522
* #	Promotora de Informaciones SA	303,496	827,987
	Prosegur Cia de Seguridad SA	87,574	2,500,875
*	Realia Business SA	98,662	285,418
#	Service Point Solutions SA	461,144	483,196
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	243,338
#	Sol Melia SA	206,682	1,017,178
*	Solaria Energia y Medio Ambiente SA	37,385	100,433
#	SOS Cuetara SA	294,272	1,677,847
* #	Tavex Algodonera SA	244,131	166,975
	Tecnicas Reunidas SA	12,462	439,431
*	Tecnocom Telecomunicaciones y Energia SA	132,841	652,244
#	Tubacex SA	427,191	1,206,391
	Tubos Reunidos SA	422,653	1,086,704
#	Unipapel SA	47,385	572,286
* #	Vertice Trescientos Sesenta Grados SA	57,183	64,022
	Vidrala SA	64,706	1,329,404
	Viscofan SA	183,430	3,405,501
#	Vocento SA	193,449	1,069,307
* #	Zeltia SA	556,824	2,902,941

TOTAL — SPAIN			66,938,988

SWEDEN — (4.0%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	733,473

21

#	Acando AB	160,086	215,869
*	Active Biotech AB	83,850	620,595
	Addtech AB Series B	59,000	626,211
* #	AF AB Series B	47,200	710,355
	Aros Quality Group AB	41,400	152,105
	Atrium Ljungberg AB Series B	15,200	145,122
	Axfood AB	89,350	1,857,304
#	Axis Communications AB	174,894	1,524,125
	B&B Tools AB	77,850	715,755
*	BE Group AB	38,662	129,864
	Beiger Electronics AB	14,700	163,456
	Beijer Alma AB	57,200	548,782
*	Bergs Timber AB Series B	17,000	51,905
*	Bilia AB Series A	113,425	501,198
*	Billerud AB	163,300	777,351
	BioGaia AB Series B	38,000	280,484
	Biotage AB	141,240	87,067
*	Biovitrum AB	4,540	36,860
#	Boliden AB	300,950	1,891,388
	Bong Ljungdahl AB	24,800	51,748
*	Boras Waefveri AB Series B	13,400	8,396
#	Cantena AB	56,762	559,376
	Cardo AB	61,300	1,355,024
*	Carl Lamm Holding AB	37,870	172,785
	Castellum AB	408,700	2,577,366
#	Clas Ohlson AB Series B	18,065	209,067
* #	Cloetta AB	55,296	178,721
#	Concordia Maritime AB Series B	70,300	150,942
	Consilium AB Series B	16,994	62,529
* #	D. Carnegie & Co. AB	181,000	400,505
*	DORO AB	1,200	666
#	Elekta AB Series B	302,500	3,489,845
*	Enea Data AB Series B	56,200	181,165
#	Fabege AB	391,400	1,644,752
	Fagerhult AB	16,800	213,025
#	G & L Beijer AB Series B	27,400	581,102
* #	Gunnebo AB	106,800	336,083
#	Hakon Invest AB	33,194	319,314
*	Haldex AB	72,500	384,207
	Heba Fastighets AB Series B	43,500	268,012
#	Hemtex AB	5,700	18,501
*	Hexpol AB	8,172	30,977
*	HIQ International AB	123,289	376,460
	HL Display AB Series B	57,600	197,915
#	Hoganas AB Series B	85,800	996,875
#	Holmen AB Series B	29,401	648,445
* #	Home Properties AB	6,100	49,166
	Industrial & Financial Systems AB Series B	50,260	393,995
	Intrum Justitia AB	180,322	1,567,081
*	JM AB	267,473	1,832,724
	KappAhl Holding AB	93,099	348,142
	Klovern AB	294,976	646,909

22

#	Kungsleden AB	412,300	2,060,277
	Lagercrantz Group AB Series B	64,300	208,681
#	Lammhults Design Group AB	19,547	99,168
*	LBI International AB	127,651	225,616
	Lennart Wallenstam Byggnads AB Series B	120,400	1,315,789
*	Lindab International AB	54,077	469,089
#	Meda AB Series A	30,074	200,338
*	Medivir AB Series B	44,650	313,409
	Mekonomen AB	11,461	139,324
*	Midelfart Sonesson AB Series B	4,160	3,616
#	Modern Times Group AB Series B	50,559	1,367,768
* #	Munters AB	181,900	812,431
	NCC AB Series B	216,320	1,897,737
* #	Net Insight AB Series B	924,000	494,815
#	NIBE Industrier AB	192,620	1,562,760
	Nobia AB	421,100	1,610,069
#	Nolato AB Series B	66,440	340,210
	OEM International AB Series B	44,400	222,634
#	ORC Software AB	36,300	522,882
*	Pa Resources AB	357,209	990,834
*	Partnertech AB	28,800	92,663
	Peab AB Series B	425,900	1,784,744
#	Poolia AB Series B	33,150	131,600
*	Pricer AB Series B	1,711,500	115,854
	ProAct IT Group AB	29,000	169,837
* #	Proffice AB	215,400	332,840
	Profilgruppen AB	13,582	66,254
*	Q-Med AB	154,800	867,431
#	Rederi AB Transatlantic Series B	93,000	267,370
* #	Rezidor Hotel Group AB	51,396	98,178
* #	SAS AB	1,938,372	895,290
*	Scribona AB Series B	226,140	172,467
*	Semcon AB	39,900	90,193
	Sigma AB Series B	25,800	13,340
*	Sintercast AB	11,800	49,457
#	Skistar AB	92,100	939,428
#	Studsvik AB	21,900	160,343
	SWECO AB Series B	183,300	843,404
* #	Trelleborg AB Series B	292,855	1,195,637
	Uniflex AB Series B	3,630	28,030
	VBG AB Series B	1,084	8,694
	Vitrolife AB	41,500	128,094
#	Wihlborgs Fastigheter AB	63,858	802,387
TOTAL COMMON STOCKS			56,132,071

RIGHTS/WARRANTS — (0.1%)
* #	Hemtex AB Rights 05/13/09	5,700	3,401
* #	Trelleborg AB Rights 05/19/09	585,710	1,543,574
TOTAL RIGHTS/WARRANTS			1,546,975

TOTAL — SWEDEN			57,679,046

23

SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
	Acino Holding AG	8,398	1,248,241
*	Advanced Digital Broadcast Holdings SA	368	10,321
#	AFG Arbonia-Forster Holding AG	4,661	55,749
	Allreal Holding AG	26,513	2,796,715
*	Also Holding AG	16,195	408,673
*	Aryzta AG	265,691	7,695,303
*	Ascom Holding AG	89,822	791,592
*	Athis Holding AG(B64G0J4)	1,477	1,001,619
*	Athis Holding AG(B64G0P0)	2,754	384,863
#	Bachem Holdings AG	24,136	1,483,301
	Baloise-Holding AG	2,510	184,263
	Bank Coop AG	30,796	1,886,029
* #	Bank Sarasin & Cie AG Series B	172,644	4,115,494
#	Banque Cantonale de Geneve	4,021	724,841
#	Banque Cantonale du Jura	4,500	253,130
#	Banque Cantonale Vaudoise	8,999	3,070,862
#	Banque Privee Edmond de Rothschild SA	157	3,598,230
	Barry Callebaut AG	3,696	1,772,225
	Basellandschaftliche Kantonalbank	583	485,218
*	Basilea Pharmaceutica AG	2,629	183,462
	Basler Kantonalbank	3,114	312,891
	Belimo Holdings AG	1,830	1,331,334
	Bell Holding AG	47	55,731
	Bellevue Group AG	26,524	939,006
	Berner Kantonalbank AG	23,578	4,909,271
	Bobst Group AG	35,619	887,583
	Bossard Holding AG	8,222	326,037
	Bucher Industries AG	32,519	2,649,892
	Calida Holding AG	396	84,269
*	Card Guard AG	32,013	420,974
	Carlo Gavazzi Holding AG	1,065	88,055
	Centralschweizerische Kraftwerke AG	96	30,621
	Charles Voegele Holding AG	28,617	798,517
	Clariant AG	756,817	4,269,854
#	Compagnie Financiere Tradition	5,052	470,580
#	Conzzeta AG	1,375	1,682,089
* #	Cytos Biotechnology AG	2,412	27,093
	Daetwyler Holding AG	26,077	898,415
	Datacolor AG	458	80,362
	Edipresse SA	1,527	294,277
* #	EFG International AG	45,259	547,550
	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,775,839
	ELMA Electronic AG	472	185,276
	Emmi AG	13,244	1,324,144
	EMS-Chemie Holding AG	26,147	1,980,830
	Energiedienst Holding AG	73,713	3,054,083
	Feintol International Holding AG	1,601	233,827
* #	Flughafen Zuerich AG	13,056	2,741,114
	Forbo Holding AG	5,817	969,022

24

	Fuchs Petrolub AG	19,235	985,892
#	Galenica Holding AG	15,281	4,398,803
	George Fisher AG	10,991	1,844,502
#	Gurit Holding AG	1,288	522,070
	Helvetia Holding AG	12,462	3,230,518
	Hexagon AB	81,720	626,495
	Implenia AG	48,118	1,087,668
	Industrieholding Cham AG	1,655	286,051
	Interroll-Holding SA	2,404	509,822
* #	Intershop Holding AG	3,345	879,360
	Jelmoli Holding AG	10,139	3,347,474
	Kaba Holding AG	10,381	1,997,445
*	Kardex AG	17,464	462,845
	Komax Holding AG	8,744	434,610
* #	Kudelski SA	103,843	1,484,076
	Kuoni Reisen Holding AG	13,201	3,814,112
	Lem Holdings SA	3,546	635,054
*	Logitech International SA	24,024	321,062
#	Luzerner Kantonalbank AG	17,855	3,908,266
	Medisize Holding AG	12,876	438,498
*	Metall Zug AG	202	350,365
	Metraux Services Holdings SA	1,853	133,667
	Mobilezone Holding AG	112,258	676,836
	Nobel Biocare Holding AG	163,678	3,336,774
	Orell Fuessli Holding AG	4,930	618,976
	Panalpina Welttransport Holding AG	5,945	323,838
*	Parco Industriale e Immobiliare SA	600	1,840
* #	Partners Group Holdings AG	12,146	1,061,247
*	Petroplus Holdings AG	95,907	1,639,102
	Phoenix Mecano AG	2,953	646,577
	PSP Swiss Property AG	141,111	6,632,416
#	Rieters Holdings AG	15,236	2,254,594
	Romande Energie Holding SA	2,732	4,900,669
*	Schaffner Holding AG	1,830	222,688
	Schulthess Group AG	14,148	667,114
	Schweiter Technology AG	4,072	1,372,024
	Schweizerische National-Versicherungs-Gesellschaft	1,827	791,957
	Siegfried Holding AG	8,312	452,799
	Sika AG	4,203	3,812,965
	Societa Elettrica Sopracenerina SA	2,340	538,248
	Societe Generale d’Affichage	5,703	582,821
* #	St. Galler Kantonalbank	8,951	3,167,337
	Straumann Holding AG	8,595	1,571,718
	Sulzer AG	29,261	1,590,349
	Swiss Prime Site AG	79,934	3,745,041
	Swisslog Holding AG	775,803	423,139
*	Swissmetal Holding AG	13,504	83,850
	Swissquote Group Holding SA	40,025	1,662,497
	Tamedia AG	14,878	698,957
#	Tecan Group AG	38,976	1,237,998
* #	Temenos Group AG	148,205	2,052,020
	Tornos SA	38,028	206,534

25

	Valiant Holding AG	33,293	5,855,039
#	Valora Holding AG	11,656	2,036,171
	Vaudoise Assurances Holdings SA	3,140	476,974
	Verwaltungs und Privat-Bank AG	562	44,043
	Villars Holding SA	150	59,469
#	Vontobel Holdings AG	94,743	2,102,703
	VZ Holding AG	266	10,403
* #	Walliser Kantonalbank	1,416	599,312
	WMH Walter Meier Holding AG	4,738	218,994
	Ypsomed Holdings AG	2,419	154,464
	Zehnder Holding AG	764	553,613
	Zueblin Immobilien Holding AG	76,620	277,533
#	Zuger Kantonalbank	613	2,093,619
TOTAL COMMON STOCKS			159,672,584

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	926,907

RIGHTS/WARRANTS — (0.0%)
* #	AFG Arbonia-Forster Holding AG Rights 04/29/09	36,912	194,044

TOTAL — SWITZERLAND			160,793,535

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $8,210,000 FNMA 5.00%, 08/25/18, valued at $7,605,280) to be repurchased at $7,492,040	$7,492	7,492,000

Shares
SECURITIES LENDING COLLATERAL — (21.5%)
§ @	DFA Short Term Investment Fund LP	308,178,592	308,178,592

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,682,152) to be repurchased at $1,649,177	$1,649	1,649,169
TOTAL SECURITIES LENDING COLLATERAL		309,827,761

TOTAL INVESTMENTS - (100.0%)
(Cost $1,720,446,174)		$1,445,472,355

See accompanying Notes to Financial Statements.

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

COMMON STOCKS — (80.1%)
Consumer Discretionary — (11.1%)
*	AlarmForce Industries, Inc.	700	$3,003
	Astral Media, Inc. Class A	186,347	4,922,197
* #	Ballard Power Systems, Inc.	376,152	772,289
* #	CanWest Global Communications Corp.	1,235,600	289,925
* #	Coastal Contacts, Inc.	146,900	97,252
	Cogeco Cable, Inc.	59,756	1,464,731
	Corus Entertainment, Inc. Class B	278,300	3,708,179
	Dorel Industries, Inc. Class B	107,500	2,049,464
	easyhome, Ltd.	3,600	27,755
	Forzani Group, Ltd. Class A	130,900	1,429,336
*	Gildan Activewear, Inc.	46,910	536,990
*	Glacier Media, Inc.	137,300	219,763
	Glentel, Inc.	15,500	111,707
*	Great Canadian Gaming Corp.	301,200	951,583
*	Imax Corp.	800	5,229
	Le Chateau, Inc.	79,200	667,024
	Leon’s Furniture, Ltd.	118,877	920,492
	Linamar Corp.	179,780	647,829
* #	Martinrea International, Inc.	217,878	766,855
*	MDC Partners, Inc. Class A	71,000	286,190
	Quebecor, Inc. Class B	159,493	2,058,319
#	Reitmans Canada, Ltd.	193,400	1,969,170
*	RONA, Inc.	426,885	4,725,677
#	Torstar Corp. Class B	179,800	756,387
	TVA Group, Inc. Class B	7,000	47,281
	Uni-Select, Inc.	54,900	1,276,691
*	Westport Innovations, Inc.	133,401	670,750
Total Consumer Discretionary			31,382,068

Consumer Staples — (2.0%)
*	Atrium Innovations, Inc.	102,400	1,200,516
	Canada Bread Co., Ltd.	13,161	485,279
	Corby Distilleries, Ltd.	51,708	727,543
*	Cott Corp.	512,400	1,030,554
#	Maple Leaf Foods, Inc.	254,000	1,792,240
* #	SunOpta, Inc.	176,001	309,731
*	Sun-Rype Products, Ltd.	100	712
Total Consumer Staples			5,546,575

Energy — (16.6%)
	Akita Drilling, Ltd.	42,000	272,773
*	Anderson Energy, Ltd.	282,833	189,614
* #	Antrim Energy, Inc.	487,500	179,754

1

* #	Bankers Petroleum, Ltd.	685,432	964,993
*	Berens Energy, Ltd.	208,200	92,471
* #	Birchcliff Energy, Ltd.	336,400	1,682,987
*	Breaker Energy, Ltd.	140,400	527,103
	Calfrac Well Services, Ltd.	107,264	862,930
*	Calvalley Petroleum, Inc.	302,339	418,050
*	CE Franklin, Ltd.	20,400	112,146
*	Celtic Exploration, Ltd.	122,600	1,469,186
* #	Comaplex Minerals Corp.	78,800	208,011
* #	Compton Petroleum Corp.	352,300	224,376
* #	Connacher Oil & Gas, Ltd.	782,500	773,779
* #	Corridor Resources, Inc.	348,780	643,020
* #	Crew Energy, Inc.	250,936	1,219,667
*	Delphi Energy Corp.	263,700	220,984
* #	Denison Mines Corp.	697,431	1,309,181
	Ensign Energy Services, Inc.	7,400	85,268
*	Fairborne Energy, Ltd.	262,300	1,033,110
*	Flint Energy Services, Ltd.	139,000	782,770
* #	Galleon Energy, Inc. Class A	261,437	1,038,474
*	Highpine Oil & Gas, Ltd.	208,209	952,670
* #	Iteration Energy, Ltd.	608,800	591,811
*	Ivanhoe Energy, Inc.	831,620	1,233,527
* #	MGM Energy Corp.	14,000	1,291
* #	Midnight Oil Exploration, Ltd.	44,300	38,980
*	Nuvista Energy, Ltd.	274,221	1,817,722
*	Paramount Resources, Ltd. Class A	126,300	600,118
	Pason Systems, Inc.	222,900	1,895,948
	Pengrowth Energy Trust	5	33
#	Progress Energy Resources Corp.	223,440	1,666,485
	Pulse Data, Inc.	156,524	158,715
* #	Questerre Energy Corp.	649,400	761,887
	Savanna Energy Services Corp.	249,213	1,221,735
	ShawCor, Ltd.	209,500	3,827,286
*	Storm Exploration, Inc.	135,100	1,309,903
*	Transglobe Energy Corp.	186,200	477,476
#	Trican Well Service, Ltd.	391,971	3,018,699
#	Trinidad Drilling, Ltd.	389,000	1,571,256
* #	TriStar Oil and Gas, Ltd.	383,141	3,451,576
* #	UEX Corp.	608,088	805,145
* #	Uranium One, Inc.	1,819,900	5,032,825
* #	Verenex Energy, Inc.	111,600	860,404
*	Vero Energy, Inc.	127,000	402,296
*	West Energy, Ltd.	245,800	519,078
*	Xtreme Coil Drilling Corp.	86,700	215,787
	ZCL Composite, Inc.	90,700	356,476
Total Energy			47,099,776

Financials — (5.7%)
	AGF Management, Ltd. Class B	348,279	3,356,414
#	Canaccord Capital, Inc.	204,300	1,201,865
#	Canadian Western Bank	226,200	2,530,604
	Clairvest Group, Inc.	1,900	16,750
#	DundeeWealth, Inc.	51,100	283,913
	EGI Financial Holdings, Inc.	14,650	104,354
	Equitable Group, Inc.	47,000	531,325

2

*	Firstservice Corp.	80,500	796,028
	Gluskin Shef & Associates, Inc.	40,000	385,486
	Home Capital Group, Inc.	113,700	2,623,113
	Industrial Alliance Insurance & Financial Services, Inc.	30,300	607,371
	Kingsway Financial Services, Inc.	212,900	487,067
	Laurentian Bank of Canada	92,400	2,230,051
*	Pacific and Western Credit Corp.	9,000	24,135
	Quest Capital Corp.	725,001	486,048
	Rentcash, Inc.	33,670	160,831
	Sceptre Invesment Counsel, Ltd.	36,300	141,452
	Western Financial Group, Inc.	163,700	227,723
Total Financials			16,194,530

Health Care — (3.7%)
* #	AEterna Zentaris, Inc.	124,800	139,097
* #	BioMS Medical Corp.	273,900	654,165
*	Cangene Corp.	175,700	773,003
*	Cardiome Pharma Corp.	255,300	1,039,770
* #	Labopharm, Inc.	282,600	348,129
*	Logibec Group Informatique, Ltd.	2,600	32,846
*	MDS, Inc.	464,108	2,683,604
*	Oncolytics Biotech, Inc.	82,000	143,619
*	Paladin Labs, Inc.	45,700	573,308
*	Parkbridge Lifestyles Communities, Inc.	81,700	239,630
*	Patheon, Inc.	304,900	597,893
*	ProMetic Life Sciences, Inc.	861,300	93,831
* #	QLT, Inc.	212,100	423,027
* #	Resverlogix Corp.	83,900	191,241
* #	SXC Health Solutions Corp.	84,161	1,672,923
* #	Theratechnologies, Inc.	288,200	683,488
*	Transition Therapeutics, Inc.	74,633	318,971
Total Health Care			10,608,545

Industrials — (6.4%)
	Aecon Group, Inc.	204,400	1,944,138
* #	Alexco Resource Corp.	95,500	124,847
*	ATS Automation Tooling System, Inc.	304,017	1,044,557
*	BFI Canada, Ltd.	2,500	20,636
#	Clarke, Inc.	99,356	198,995
	Exco Technologies, Ltd.	9,700	6,909
*	Heroux-Devtek, Inc.	85,400	336,361
*	Hydrogenics Corp.	361,330	172,595
*	Intermap Technologies, Ltd.	113,894	190,889
	Marsulex, Inc.	48,300	378,451
	Richelieu Hardware, Ltd.	51,300	655,598
	Russel Metals, Inc.	229,900	2,419,797
*	Stantec, Inc.	156,600	3,429,111
	Superior Plus Corp.	12,643	114,956
*	The Churchill Corp.	66,413	528,165
	Toromont Industries, Ltd.	214,900	4,419,380
	Transat A.T., Inc. Class A	2,400	22,184
	Transcontinental, Inc. Class A	256,564	1,526,527
*	Vector Aerospace Corp.	83,205	285,880
* #	West Timmins Mining, Inc.	269,700	153,688
Total Industrials			17,973,664

3

Information Technology — (6.1%)
*	Absolute Software Corp.	159,900	698,130
* #	AXIA NetMedia Corp.	181,667	237,493
*	Belzberg Techologies, Inc.	3,900	4,412
	Calian Technologies, Ltd.	9,800	135,424
*	Celestica, Inc.	797,607	4,799,144
*	COM DEV International, Ltd.	235,300	769,019
	Computer Modelling Group, Ltd.	39,100	353,876
	Constellation Software, Inc.	20,100	543,052
	Dalsa Corp.	59,800	302,182
	Enghouse Systems, Ltd.	27,550	138,523
	Evertz Technologies, Ltd.	116,100	1,644,255
*	Exfo Electro-Optical Engineering, Inc.	21,451	81,792
#	Gennum Corp.	111,700	491,431
*	Hemisphere GPS, Inc.	197,900	149,258
*	Kaboose, Inc.	403,800	203,034
* #	MacDonald Dettweiler & Associates, Ltd.	129,900	3,374,591
*	March Networks Corp.	29	89
#	Matrikon, Inc.	72,400	131,052
*	Miranda Technologies, Inc.	84,301	420,339
	MKS, Inc.	55,300	67,659
	Mosaid Technologies, Inc.	35,600	365,457
*	Points International, Ltd.	355,081	139,854
*	Sandvine Corp.	19,000	16,400
*	Sierra Wireless, Inc.	127,100	720,017
*	The Descartes Systems Group, Ltd.	142,300	462,687
*	Tundra Semiconductor Corp.	61,250	317,722
*	Vecima Network, Inc.	39,308	139,009
* #	Webtech Wireless, Inc.	279,500	241,251
* #	Wi-LAN, Inc.	320,200	423,964
*	Zarlink Semiconductor, Inc.	117,500	35,448
Total Information Technology			17,406,564

Materials — (27.8%)
*	Alamos Gold, Inc.	347,100	2,254,274
*	Almaden Minerals, Ltd.	108,300	70,790
*	Altius Minerals Corp.	112,600	645,424
* #	Anvil Mining, Ltd.	214,740	176,356
* #	Apollo Gold Corp.	218,412	87,855
* #	Aquiline Resources, Inc.	224,900	450,441
*	Atna Resource, Ltd.	126,947	70,213
*	Augusta Resource Corp.	268,174	514,639
*	Aurizon Mines, Ltd.	561,000	2,077,952
	Canam Group, Inc. Class A	158,700	944,247
*	Canfor Corp.	330,690	1,421,637
* #	Capstone Mining Corp.	308,865	517,665
*	Cardero Resource Corp.	185,860	224,284
#	Cascades, Inc.	235,076	719,037
*	Catalyst Paper Corp.	1,675,887	351,103
	CCL Industries, Inc. Class B	95,640	1,844,194
* #	Claude Resources, Inc.	1,133,600	797,975
* #	Crystallex International Corp.	1,355,025	386,079
*	Detour Gold Corp.	59,541	576,799
*	Dundee Precious Metals, Inc.	223,854	318,907

4

*	Eastern Platinum, Ltd.	2,320,390	1,069,483
*	Eastmain Resources, Inc.	231,714	176,703
*	ECU Silver Mining, Inc.	26,550	14,240
* #	Endeavour Silver Corp.	147,700	237,647
*	Entree Gold, Inc.	261,600	276,222
* #	Equinox Minerals, Ltd.	1,631,490	2,843,794
*	Etruscan Resources, Inc.	333,375	94,987
* #	Euro Goldfields, Ltd.	521,060	1,104,736
* #	Far West Mining, Ltd.	153,396	268,665
*	Farallon Resources, Ltd.	987,400	223,412
*	First Nickel, Inc.	300	26
*	First Uranium Corp.	13,730	73,868
*	FNX Mining Co., Inc.	60,085	265,858
*	Forsys Metals Corp.	199,402	860,572
* #	Fronteer Development Group, Inc.	325,800	778,120
*	Gammon Gold, Inc.	46,600	309,677
* #	Globestar Mining Corp.	296,306	171,333
* #	Golden Star Resources, Ltd.	855,400	1,132,600
*	Grande Cache Coal Corp.	245,800	269,838
* #	Great Basin Gold, Ltd.	860,590	1,060,142
*	Greystar Resources, Ltd.	34,500	118,537
*	Guyana Goldfields, Inc.	187,452	431,989
* #	Hanfeng Evergreen, Inc.	142,791	825,658
#	Harry Winston Diamond Corp.	219,100	919,879
*	HudBay Minerals, Inc.	450,121	3,021,427
*	Imperial Metals Corp.	69,090	228,698
	Inmet Mining Corp.	77,268	2,677,476
*	Inter-Citic Minerals, Inc.	26,125	10,728
*	International Forest Products, Ltd. Series A	166,200	348,194
	International Royalty Corp.	280,680	698,583
*	Intertape Polymer Group, Inc.	117,000	61,770
* #	Jinshan Gold Mines, Inc.	490,000	279,226
*	Kimber Resources, Inc.	21,200	12,081
* #	Kirkland Lake Gold, Inc.	187,280	1,349,709
*	Lake Shore Gold Corp.	474,700	751,850
* #	Laramide Resources, Ltd.	241,000	432,196
* #	Lundin Mining Corp.	783,800	1,425,330
#	Major Drilling Group International, Inc.	101,500	1,150,838
* #	MDN, Inc.	242,980	130,317
* #	Mega Uranium, Ltd.	635,600	1,054,628
*	Metallic Ventures Gold, Inc.	200	82
	Methanex Corp.	359,200	4,135,932
*	Migao Corp.	160,400	914,037
*	Minco Base Metals Corp.	2,780	—
*	Neo Material Technologies, Inc.	384,000	521,311
#	Norbord, Inc.	309,200	336,847
* #	North American Palladium, Ltd.	199,710	359,823
*	Northgate Minerals Corp.	937,300	1,335,297
	Nova Chemicals Corp.	340,900	1,971,181
*	NovaGold Resources, Inc.	268,100	730,181
*	Orvana Minerals Corp.	118,300	64,439
*	Osisko Mining Corp.	356,174	1,671,478
*	Pan Amer Silver Corp.	213,700	3,520,776
*	Petaquilla Minerals, Ltd.	257,380	118,628
*	Platinum Group Metals, Ltd.	189,187	239,397

5

*	Polaris Miner Corp.	16,700	21,272
* #	PolyMet Mining Corp.	423,377	319,316
*	Quadra Mining, Ltd.	242,250	1,341,886
* #	Queenston Mining, Inc.	169,669	565,895
*	Red Back Mining, Inc.	80,800	559,296
*	Richmont Mines, Inc.	24,000	84,673
* #	Rubicon Minerals Corp.	462,115	693,192
	Samuel Manu-Tech, Inc.	20,400	70,091
* #	SEMAFO, Inc.	689,365	1,062,961
#	Sherritt International Corp.	443,200	1,905,318
* #	Shore Gold, Inc.	837,013	301,614
* #	Silver Standard Resources, Inc.	225,492	3,781,191
#	Silvercorp Metals, Inc.	482,000	1,118,864
*	Starfield Resources, Inc.	953,115	143,770
	Stella-Jones, Inc.	29,600	471,298
*	Tahera Diamond Corp.	235,400	986
* #	Tanzanian Royalty Exploration Corp.	316,139	874,264
* #	Taseko Mines, Ltd.	649,000	913,702
* #	Thompson Creek Metals Company, Inc.	474,700	3,182,435
* #	Timminco, Ltd.	194,700	285,532
*	Virginia Mines, Inc.	29,800	92,899
	Wesdome Gold Mines, Ltd.	96,300	112,981
#	West Fraser Timber Co., Ltd.	123,716	2,794,055
	Winpak, Ltd.	62,058	364,038
Total Materials			78,591,846

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	68,382

Utilities — (0.7%)
*	Boralex, Inc. Class A	81,274	426,360
* #	Canadian Hydro Developers, Inc.	531,700	1,260,966
*	MAXIM Power Corp.	89,500	224,256
	Pacific Northern Gas, Ltd.	3,900	41,539
* #	Plutonic Power Corp.	26,300	46,283
Total Utilities			1,999,404

TOTAL COMMON STOCKS			226,871,354

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,245,000 FHLMC 6.040%(r), 11/01/36, valued at $885,529) to be repurchased at $872,005	$872	872,000

Shares
SECURITIES LENDING COLLATERAL — (19.6%)
§ @	DFA Short Term Investment Fund LP	54,552,424	54,552,424

6

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $981,366) to be repurchased at $962,129	$962	962,124

TOTAL SECURITIES LENDING COLLATERAL		55,514,548

TOTAL INVESTMENTS - (100.0%) (Cost $521,173,060)		$283,257,902

See accompanying Notes to Financial Statements.

7

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,194
	Banco Macro SA	2,516,626	2,789,396
*	BBVA Banco Frances SA	6,152	6,169
*	Capex SA Series A	108,079	47,917
*	Endesa Costanera SA Series B	76,100	51,412
	Gas Natural Ban SA	345,000	82,852
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	75,024
	Ledesma S.A.A.I.	242,632	186,971
*	MetroGas SA Series B	50,000	6,598
	Siderar S.A.I.C. Series A	649,191	1,439,110
*	Solvay Indupa S.A.I.C.	375,000	191,988

TOTAL — ARGENTINA			4,881,631

BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
	Brasil Telecom Participacoes SA	59,520	1,711,681
	Companhia de Bebidas das Americas	70,024	3,181,702
	Companhia Siderurgica Nacional SA	367,276	6,778,570
	CPFL Energia SA	1,935	29,348
#	Empresa Brasileira de Aeronautica SA ADR	130,800	2,121,576
	Itau Unibanco Banco Multiplio SA ADR	246,679	3,386,903
* #	Perdigao SA ADR	209,729	6,163,935
	Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789
	Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309
	Souza Cruz SA	95,874	2,041,037
	Tele Norte Leste Participacoes SA	59,254	1,117,433
	Tractebel Energia SA	140,100	1,154,619
	Vivo Participacoes SA	16,288	276,062
	Vivo Participacoes SA ADR	2,500	39,900
	Weg SA	278,866	1,782,286
TOTAL COMMON STOCKS			94,379,150

PREFERRED STOCKS — (6.4%)
	Aracruz Celulose SA Series B	102,635	123,315
	Banco Bradesco SA	1,309,241	16,268,693
	Brasil Telecom Participacoes SA	222,326	1,736,803
	Brasil Telecom Participacoes SA ADR	9,465	368,756
	Brasil Telecom SA	234,762	1,465,017
*	Braskem SA Preferred A Sponsored ADR	65,723	372,649

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	2,754,337
	Companhia de Bebidas das Americas	83	4,666
	Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208
	Companhia Energetica de Minas Gerais SA	409,747	4,951,151
	Companhia Energetica de Minas Gerais SA Sponsored ADR	20,740	312,137
	Companhia Vale do Rio Doce Series A	1,412,691	19,838,791
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	302,400	4,151,952
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,125
	Gerdau SA	756,268	5,431,158
	Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361
	Net Servicos de Comunicacao SA Preferred ADR	442,063	3,598,393
	Sadia SA ADR	185,826	1,059,208
	Tele Norte Leste Participacoes SA	180,034	2,822,708
	Tele Norte Leste Participacoes SA ADR	127,600	1,984,180
	Telecomunicacoes de Sao Paulo SA	193,700	4,234,242
	Telemar Norte Leste SA	37,912	952,585
	Ultrapar Participacoes SA Sponsored ADR	113,254	3,155,256
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,877,154
	Vivo Participacoes SA	134,958	2,170,228
*	Votorantim Celulose e Papel SA Sponsored ADR	19,979	174,617
TOTAL PREFERRED STOCKS			111,651,690

RIGHTS/WARRANTS — (0.0%)
*	Companhia de Bebidas das Americas Preferred Rights 05/29/09	1	3
*	Companhia de Bebidas das Americas Rights 05/29/09	220	1,894
TOTAL RIGHTS/WARRANTS			1,897

TOTAL — BRAZIL			206,032,737

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	46,490	1,684,333
	Banco Santander Chile SA ADR	68,948	2,441,449
*	Colbun SA	1,731,270	340,749
	Compania Cervecerias Unidas SA ADR	59,446	1,759,007
	Embotelladora Andina SA Series A ADR	26,368	339,620
	Embotelladora Andina SA Series B ADR	41,933	645,768
#	Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826
	Empresas Copec SA	20,500	205,088
	Enersis SA Sponsored ADR	939,367	14,081,111
	Lan Airlines SA Sponsored ADR	278,595	2,526,857
	Masisa SA	165,507	17,354
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	6,664,901
	Vina Concha Y Toro SA Sponsored ADR	28,665	947,378

TOTAL — CHILE			41,036,441

CHINA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aluminum Corp. of China, Ltd. ADR	16,100	309,603

2

*	Anhui Conch Cement Co., Ltd.	48,000	318,165
#	Bank of China, Ltd.	56,691,000	21,019,633
#	Bank of Communications Co., Ltd.	1,206,000	971,478
#	Beijing Capital International Airport Co., Ltd.	7,102,000	4,484,990
	Beijing Enterprises Holdings, Ltd.	50,000	218,195
#	Belle International Holdings, Ltd.	1,948,000	1,496,569
* #	Byd Co., Ltd.	395,886	1,032,405
*	China Citic Bank	740,000	336,032
	China Construction Bank Corp.	4,007,000	2,318,433
*	China High Speed Transmission Equipment Group Co., Ltd.	523,000	934,388
#	China Life Insurance Co., Ltd. ADR	222,627	11,788,100
	China Merchants Bank Co., Ltd.	829,500	1,484,203
	China Mobile, Ltd. Sponsored ADR	686,797	29,642,158
	China Overseas Land & Investment, Ltd.	1,550,000	2,687,818
#	China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,243,680
#	China Power International Development, Ltd.	1,522,000	342,258
	China Resources Enterprise, Ltd.	5,317,000	9,363,807
	China Resources Land, Ltd.	748,000	1,337,772
	China Resources Power Holdings Co., Ltd.	920,000	2,061,595
*	China Shenhua Energy Co., Ltd.	786,000	2,188,134
*	China Southern Airlines Co., Ltd. ADR	4,600	53,728
#	China Telecom Corp., Ltd. ADR	9,900	488,763
	China Travel International Investment Hong Kong, Ltd.	3,568,000	622,783
	China Unicom Hong Kong, Ltd. ADR	72,400	837,668
	Citic Pacific, Ltd.	8,900,000	12,971,768
* #	CITIC Resources Holdings, Ltd.	3,416,000	474,228
	CNOOC, Ltd.	45,000	50,177
	CNOOC, Ltd. ADR	67,956	7,566,901
*	Country Garden Holdings Co.	2,232,000	728,019
#	Dalian Port (PDA) Co., Ltd.	1,070,000	372,138
#	FU JI Food & Catering Services	289,000	152,666
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	267,457
	Guangshen Railway Co., Ltd. Sponsored ADR	1,400	31,290
	Harbin Power Equipment Co., Ltd.	846,000	632,873
	HKC (Holdings), Ltd.	4,797,213	349,020
#	Hopson Development Holdings, Ltd.	762,000	582,544
#	Huadian Power International Corp.	694,000	167,394
#	Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870
	Jiangsu Express Co., Ltd.	764,000	538,523
#	Li Ning Co., Ltd.	435,500	891,234
	PetroChina Co., Ltd. ADR	88,700	7,708,917
#	Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,531,943
*	Semiconductor Manufacturing International Corp. ADR	255,943	501,648
#	Shenzhen Expressway Co., Ltd.	744,000	280,450
	Shenzhen International Holdings, Ltd.	9,087,500	453,424
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	40,380
	Sinotrans, Ltd.	1,726,000	317,721
* #	Tencent Holdings, Ltd.	700,600	6,259,642
#	Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,301,585
	TPV Technology, Ltd.	1,722,000	568,810
*	Travelsky Technology, Ltd.	689,000	362,139
	Zijin Mining Group Co., Ltd.	360,000	275,267

3

#	ZTE Corp.	1,910,688	6,417,270
	TOTAL COMMON STOCKS		170,859,656

	RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	479,721	10,523
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	33,312	559
	TOTAL RIGHTS/WARRANTS		11,082

	TOTAL — CHINA		170,870,738

	CZECH REPUBLIC — (1.2%)
	COMMON STOCKS — (1.2%)
	CEZ A.S.	301,862	12,402,657
#	Komercni Banka A.S.	14,663	1,963,122
	Telefonica 02 Czech Republic A.S.	326,466	6,949,387

	TOTAL — CZECH REPUBLIC		21,315,166

	HUNGARY — (1.4%)
	COMMON STOCKS — (1.4%)
*	ELMU NYRT	185	21,462
	Magyar Telekom Telecommunications P.L.C.	665,618	1,548,611
#	MOL Hungarian Oil & Gas NYRT	100,838	4,804,367
* #	OTP Bank NYRT	669,946	8,628,737
	Richter Gedeon NYRT	63,817	8,332,260
	Tisza Chemical Group NYRT	59,621	549,702

	TOTAL — HUNGARY		23,885,139

	INDIA — (10.6%)
	COMMON STOCKS — (10.6%)
	ACC, Ltd.	43,053	564,157
	Adani Enterprises, Ltd.	51,000	433,272
	Aditya Birla Nuvo, Ltd.	5,819	62,038
	Ambuja Cements, Ltd.	1,162,146	1,893,137
	Asea Brown Boveri India, Ltd.	97,291	955,470
	Asian Paints, Ltd.	75,936	1,357,346
	Aventis Pharma, Ltd.	3,628	68,545
	Axis Bank, Ltd.	349,044	3,900,416
	Bajaj Auto, Ltd.	98,754	1,255,955
	Bajaj Finserv, Ltd.	59,835	263,834
	Bajaj Holdings and Investment, Ltd.	37,300	256,877
	Bharat Electronics, Ltd.	7,300	139,952
*	Bharti Airtel, Ltd.	191,000	2,879,728
	Cadila Healthcare, Ltd.	43,070	264,726
	Cipla, Ltd.	752,827	3,648,970
	Colgate-Palmolive (India), Ltd.	84,376	808,681
	Crompton Greaves, Ltd.	184,828	599,758
	Cummins India, Ltd.	107,892	441,519
	Dabur India, Ltd.	308,253	641,355
	Divi’s Laboratories, Ltd.	31,510	542,323
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,912,749

4

	Dr. Reddy’s Laboratories, Ltd. ADR	83,498	914,303
	EIH, Ltd.	165,150	374,122
	Exide Industries, Ltd.	202,666	212,691
	GAIL India, Ltd.	57,000	294,111
	GAIL India, Ltd. Sponsored GDR	28,791	885,395
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,395,996
*	Glenmark Pharmaceuticals, Ltd.	140,860	513,337
	Godrej Consumer Products, Ltd.	109,632	300,298
*	Grasim Industries, Ltd.	6,300	224,299
	HCL Technologies, Ltd.	311,688	818,348
*	HDFC Bank, Ltd.	386,733	8,576,762
*	HDFC Bank, Ltd. ADR	44,016	3,258,064
	Hero Honda Motors, Ltd. Series B	219,870	5,236,824
	Hindustan Unilever, Ltd.	1,921,894	9,041,934
	ICICI Bank, Ltd. Sponsored ADR	51,526	1,062,981
	Infosys Technologies, Ltd.	657,429	19,965,037
*	Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012
	Infrastructure Development Finance Co., Ltd.	1,931	2,985
	ITC, Ltd.	2,007,345	7,620,885
	Jindal Steel & Power, Ltd.	104,510	3,431,450
	JSW Steel, Ltd.	106,526	724,441
	Jubilant Organosys, Ltd.	66,060	155,754
	Larsen & Toubro, Ltd.	433,176	7,686,285
	Lupin, Ltd.	53,780	775,287
	Mahanagar Telephone Nigam, Ltd.	130,940	190,456
	Mahindra & Mahindra, Ltd.	254,183	2,486,357
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	837,016
	Maruti Suzuki India, Ltd.	129,741	2,134,621
*	Matrix Laboratories, Ltd.	3,511	10,608
	Motor Industries Co., Ltd.	22,318	1,348,719
	Nirma, Ltd.	66,235	158,429
*	Oracle Financial Services Software, Ltd.	14,000	249,220
	Pantaloon Retail India, Ltd.	9,760	37,145
*	Pantaloon Retail India, Ltd.- Class B	976	2,512
	Petronet LNG, Ltd.	97,953	101,732
	Piramal Healthcare, Ltd.	76,008	353,448
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	180,633
	Ranbaxy Laboratories, Ltd.	221,915	743,745
	Reliance Capital, Ltd.	101,317	1,072,479
	Reliance Communications, Ltd.	1,071,955	4,657,688
	Reliance Energy, Ltd.	191,590	2,690,792
	Reliance Industries, Ltd.	1,030,847	37,474,495
*	Reliance Natural Resources, Ltd.	1,099,793	1,253,142
	Satyam Computer Services, Ltd.	772,898	724,494
	Sesa Goa, Ltd.	534,990	1,204,814
	Shree Cement, Ltd.	2,872	44,936
	Shriram Transport Finance Co., Ltd.	2,300	10,272
	Siemens India, Ltd.	153,743	956,632
	Sterling Biotech, Ltd.	68,760	185,576
	Sterlite Industries (India), Ltd. Series A	431,495	3,593,707
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,759,522
	Sun TV Network, Ltd.	25,000	93,629

5

	Tata Chemicals, Ltd.	106,220	366,164
	Tata Consultancy Services, Ltd.	378,487	4,733,993
	Tata Power Co., Ltd.	144,515	2,599,679
	Tata Tea, Ltd.	8,903	121,198
	Tech Mahindra, Ltd.	6,379	42,245
	Titan Industries, Ltd.	7,547	113,740
	United Phosphorus, Ltd.	69,388	159,625
	United Spirits, Ltd.	21,912	313,586
	Videsh Sanchar Nigam, Ltd.	105,825	1,176,164
	Wipro, Ltd.	440,456	2,916,793
	Zee Entertainment Enterprises, Ltd.	402,083	917,121
*	Zydus Wellness, Ltd.	11,485	16,160
TOTAL COMMON STOCKS			183,589,696

PREFERRED STOCKS — (0.0%)
	Tata Steel, Ltd.	533,337	414,201

TOTAL — INDIA			184,003,897

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
	PT Aneka Tambang Tbk	2,782,000	371,641
	PT Astra International Tbk	9,952,561	16,769,263
*	PT Bakrie & Brothers Tbk	21,200,000	169,151
	PT Bank Central Asia Tbk	9,187,000	2,879,961
	PT Bank Danamon Indonesia Tbk	2,719,740	794,952
*	PT Bank Pan Indonesia Tbk	11,505,500	656,687
	PT Bumi Resources Tbk	15,481,000	2,129,075
*	PT Holcim Indonesia Tbk	4,922,500	322,708
	PT Indocement Tunggal Prakarsa Tbk	815,500	447,073
	PT Indosat Tbk	2,332,000	1,222,301
	PT Kalbe Farma Tbk	3,591,000	303,019
*	PT Lippo Karawaci Tbk	26,855,750	2,043,729
*	PT Panasia Indosyntec Tbk	75,100	2,838
	PT Semen Gresik Tbk	2,976,500	1,140,952
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	233,865
	PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277
	PT Unilever Indonesia Tbk	3,430,000	2,500,901

TOTAL — INDONESIA			42,168,393

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Bank Hapoalim B.M.	2,669,942	6,081,276
	Bank Leumi Le-Israel B.M.	3,430,545	8,574,876
	Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	3,220,036
	Clal Industries, Ltd.	23,420	66,672
*	Clal Insurance Enterprise Holdings, Ltd.	1,996	23,189
	Discount Investment Corp.	32,858	457,681
	Elbit Systems, Ltd.	47,891	2,421,779
	IDB Holding Corp., Ltd.	1	7

6

	Israel Chemicals, Ltd.	780,753	6,422,886
*	Koor Industries, Ltd.	1	12
	Makhteshim-Agan Industries, Ltd.	507,986	2,236,290
*	Migdal Insurance & Financial, Ltd. Holdings	261,456	288,960
	Mizrahi Tefahot Bank, Ltd.	267,447	1,479,914
	Osem Investment, Ltd.	33,174	335,866
	Partner Communications Co., Ltd.	115,542	1,899,264
	Strauss Group, Ltd.	6,896	64,233
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493

TOTAL — ISRAEL			71,592,434

MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
	Affin Holdings Berhad	312,600	149,562
	AMMB Holdings Berhad	874,959	767,916
	Asiatic Development Berhad	276,600	379,312
*	Axiata Group Berhad	4,359,375	2,684,982
	Batu Kawan Berhad	15,000	34,279
	Berjaya Sports Toto Berhad	749,900	1,034,444
	Boustead Holdings Berhad	113,900	113,577
	British American Tobacco Malaysia Berhad	239,100	2,984,967
	Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192
	Digi.Com Berhad	495,162	3,099,934
	EON Capital Berhad	175,500	175,900
	Fraser & Neave Holdings Berhad	61,000	148,903
	Gamuda Berhad	398,800	267,416
	Genting Berhad	3,086,500	4,034,141
	Hong Leong Bank Berhad	820,150	1,321,946
	Hong Leong Financial Group Berhad	548,429	768,897
	IJM Corp. Berhad	79,000	110,497
	IOI Corp. Berhad	5,328,755	6,387,012
	KLCC Property Holdings Berhad	778,600	694,589
	Kuala Lumpur Kepong Berhad	814,200	2,643,960
	Lafarge Malayan Cement Berhad	259,580	328,581
	Malayan Banking Berhad	780,353	947,034
	Malaysian Airlines System Berhad	599,367	527,162
	Malaysian Pacific Industries Berhad	152,900	206,899
	MISC Berhad	2,124,832	5,266,636
	MMC Corp. Berhad	1,503,800	736,414
	Nestle (Malaysia) Berhad	217,200	1,814,603
	Oriental Holdings Berhad	241,300	323,605
	Parkson Holdings Berhad	182,650	212,357
	Petronas Dagangan Berhad	445,100	986,978
	Petronas Gas Berhad	886,800	2,338,483
	Plus Expressways Berhad	2,589,600	2,398,472
	PPB Group Berhad	889,100	2,640,807
	Public Bank Berhad (B012W42)	44,291	103,642
	Public Bank Berhad (B012W53)	1,550,201	3,735,290
	Resorts World Berhad	4,928,500	3,334,554
	RHB Capital Berhad	525,900	606,544
	Sarawak Energy Berhad	430,200	242,550

7

	Shell Refining Co. Federation of Malaysia Berhad	227,000	627,584
	Sime Darby Berhad	3,457,620	6,384,640
	SP Setia Berhad	971,150	961,994
	Star Publications (Malaysia) Berhad	485,600	433,525
	Telekom Malaysia Berhad	1,816,400	1,944,705
	Tenaga Nasional Berhad	2,121,000	4,361,169
*	UEM Land Holdings Berhad	700,625	207,355
	UMW Holdings Berhad	729,066	1,164,829
	YTL Corp. Berhad	1,420,966	2,828,022
	YTL Power International Berhad	283,040	164,292

TOTAL — MALAYSIA			80,600,152

MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
#	America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,182,493
	Cementos de Mexico S.A.B de C.V. Series B	257,500	190,243
	Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,040,199
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,006
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	527
	Corporativo Fragua S.A.B. de C.V. Series B	21	122
*	Dine S.A.B. de C.V.	116,965	50,663
	El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	915,544
	Embotelladora Arca S.A.B. de C.V.	385,803	869,077
* #	Empresas ICA S.A.B. de C.V.	50	91
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	5,967,811
*	Gruma S.A.B. de C.V. ADR	82,911	195,670
	Grupo Carso S.A.B. de C.V. Series A-1	990,932	2,568,126
#	Grupo Elektra S.A. de C.V.	117,475	4,960,566
	Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	4,361,685
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,754,664	4,702,489
*	Grupo Gigante S.A.B. de C.V. Series B	62,282	58,646
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	2,813,936
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	124,402
*	Grupo Kuo S.A.B. de C.V. Series B	68	27
	Grupo Mexico S.A.B. de C.V. Series B	8,890,162	6,890,101
* #	Grupo Modelo S.A.B. de C.V. Series C	924,700	2,695,869
*	Grupo Nutrisa S.A. de C.V.	129	152
*	Grupo Qumma S.A. de C.V. Series B	1,591	21
#	Grupo Televisa S.A. de C.V.	1,704,800	5,276,409
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,389,898
#	Industrias Penoles S.A.B. de C.V.	194,550	2,113,755
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,516,770
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	3,794,705
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,247
*	Savia S.A. de C.V.	120,000	6,953
	Telefonos de Mexico S.A. de C.V. Series A	200,000	160,365
#	Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	102,854
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	5,061,695

8

	Telmex Internacional S.A.B. de C.V. ADR	30,200	313,476
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118

	TOTAL — MEXICO		113,969,968

	PHILIPPINES — (0.6%)
	COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	2,955,000	353,950
	Ayala Corp. Series A	313,453	1,428,718
	Ayala Land, Inc.	9,214,518	1,216,536
	Banco de Oro Unibank, Inc.	1,292,908	800,822
	Bank of the Philippine Islands	2,320,456	1,889,314
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	158,984
	Philippine Long Distance Telephone Co.	100,210	4,547,320
	Pilipino Telephone Corp.	876,000	154,376
	Robinson’s Land Corp. Series B	183,100	20,777
	SM Prime Holdings, Inc.	508,168	88,057
	Universal Robina Corp.	1,562,200	232,506

	TOTAL — PHILIPPINES		10,891,360

	POLAND — (1.2%)
	COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	150,899
	Bank Pekao SA	163,030	5,838,031
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,703
*	Bank Zackodni WBK SA	37,228	977,761
*	Browary Zywiec SA	13,634	2,416,369
	Kredyt Bank SA	88,259	155,013
*	Mondi Packaging Paper Swiecie SA	26,883	419,018
*	PBG SA	2,814	172,210
	Polski Koncern Naftowy Orlen SA	267,237	2,101,529
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	466,422
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,400,223
	Telekomunikacja Polska SA	1,112,400	5,843,949
	TVN SA	35,681	102,561

	TOTAL — POLAND		20,064,688

	SINGAPORE — (0.0%)
	COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	229,333

	SOUTH AFRICA — (7.8%)
	COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	362,514	4,180,782
*	Adcock Ingram Holdings, Ltd.	5,100	25,185
	African Bank Investments, Ltd.	142,826	452,558
	African Rainbow Minerals, Ltd.	366,396	4,950,177

9

	Anglo American Platinum Corp., Ltd.	114,526	6,126,407
	AngloGold Ashanti, Ltd. Sponsored ADR	66,239	2,040,161
	ArcelorMittal South Africa, Ltd.	367,638	3,426,443
	Barloworld, Ltd.	4,883	20,652
	Bidvest Group, Ltd.	182,111	1,925,302
	Data Tec, Ltd.	10,700	21,065
	Discovery Holdings, Ltd.	391,199	1,134,871
	Exxaro Resources, Ltd.	83,898	615,084
	FirstRand, Ltd.	254,382	388,565
	Freeworld Coatings, Ltd.	117,583	79,927
	Gold Fields, Ltd. Sponsored ADR	390,181	4,057,882
* #	Harmony Gold Mining Co., Ltd.	387,997	3,612,025
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,632,647
	Impala Platinum Holdings, Ltd.	418,504	7,996,371
	Kumba Iron Ore, Ltd.	15,092	287,783
	Liberty Holdings, Ltd.	209,134	1,430,584
	Massmart Holdings, Ltd.	124,452	1,074,363
	MTN Group, Ltd.	1,626,187	21,113,094
	Naspers, Ltd. Series N	190,983	3,891,974
#	Nedbank Group, Ltd.	54,403	554,871
	Network Healthcare Holdings, Ltd.	332,196	364,303
	Pick’n Pay Stores, Ltd.	288,558	1,034,963
	Pretoria Portland Cement Co., Ltd.	753,899	2,893,699
	PSG Group, Ltd.	189,027	352,539
	Sanlam, Ltd.	779,118	1,454,139
	Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841
	Shoprite Holdings, Ltd.	596,920	3,576,148
	Standard Bank Group, Ltd.	606,734	5,862,391
	Steinhoff International Holdings, Ltd.	694,492	832,357
*	Super Group, Ltd.	513,680	37,362
	Telkom South Africa, Ltd.	521,362	6,569,050
	Tiger Brands, Ltd.	76,245	1,184,440

TOTAL — SOUTH AFRICA			135,451,005

SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
	Amorepacific Corp.	3,527	1,882,985
	Cheil Industrial, Inc.	20,690	742,856
#	Daewoo Engineering & Construction Co., Ltd.	218,088	1,912,664
	Daewoo International Corp.	47,246	1,113,489
*	Daewoo Securities Co., Ltd.	103,195	1,686,918
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,530,307
#	Doosan Heavy Industries & Construction Co., Ltd.	14,950	975,273
#	Doosan Infracore Co., Ltd.	82,000	1,151,831
#	Glovis Co., Ltd.	6,360	323,081
	GS Engineering & Construction Corp.	27,320	1,433,069
	GS Holdings Corp.	42,945	1,030,076
	Hana Financial Group, Inc.	112,261	1,933,578
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,006,589
	Hite Brewery Co., Ltd.	6,098	870,060
	Hyundai Development Co.	33,870	1,054,773

10

#	Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850
#	Hyundai Merchant Marine Co., Ltd.	24,600	511,600
	Hyundai Mobis	53,070	4,072,712
#	Hyundai Motor Co., Ltd.	95,919	5,125,427
	Hyundai Steel Co.	58,560	2,472,339
	Kangwon Land, Inc.	150,410	1,831,971
*	KB Financial Group, Inc.	139,085	4,312,442
	KCC Corp.	7,410	2,055,369
* #	Kia Motors Corp.	225,130	1,973,037
*	Korea Electric Power Corp.	295,290	6,378,505
	Korea Exchange Bank	200,200	1,140,620
	Korea Gas Corp.	35,793	1,193,263
	KT Corp.	195,930	5,697,062
*	KT Freetel, Ltd.	47,030	971,527
	KT&G Corp.	103,590	5,711,042
#	LG Chemical, Ltd.	32,392	3,576,481
#	LG Corp.	129,413	5,728,633
#	LG Electronics, Inc.	88,910	7,345,038
* #	LG Hausys, Ltd.	4,382	392,775
#	LG Household & Healthcare Co., Ltd.	5,120	704,436
	Lotte Confectionary Co., Ltd.	315	253,600
#	Macquarie Korea Infrastructure Fund	75,002	276,783
#	POSCO	46,060	14,203,999
	S1 Corp.	3,130	114,705
	Samsung Card Co., Ltd.	23,720	708,292
	Samsung Corp.	100,930	3,480,556
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,519,007
	Samsung Electronics Co., Ltd.	97,139	44,854,627
#	Samsung Electronics Co., Ltd. ADR	49,372	11,390,579
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,778,563
#	Samsung Heavy Industries Co., Ltd.	126,000	2,990,981
	Samsung SDI Co., Ltd.	20,352	1,460,675
* #	Samsung Securities Co., Ltd.	33,780	1,732,038
*	Shinhan Financial Group Co., Ltd.	218,686	5,410,286
	Shinhan Financial Group Co., Ltd. ADR	16,770	827,599
#	Shinsegae Co., Ltd.	12,596	4,492,907
	SK Co., Ltd.	21,194	1,960,466
	SK Energy Co., Ltd.	51,889	4,068,003
	SK Telecom Co., Ltd.	56,085	7,995,284
#	S-Oil Corp.	47,310	2,208,036
	Woongjin Coway Co., Ltd.	13,260	331,192
*	Woori Investment & Securities Co., Ltd.	67,386	943,073
	Yuhan Corp.	776	119,959

TOTAL — SOUTH KOREA			205,907,888

TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
	Acer, Inc.	2,774,494	5,302,801
	Advanced Semiconductor Engineering, Inc.	2,990,899	1,660,444
	Advantech Co., Ltd.	73,244	115,282
	Asia Cement Corp.	2,380,693	2,451,277

11

	Asustek Computer, Inc.	2,962,281	3,931,227
	AU Optronics Corp.	1,294,052	1,376,722
	AU Optronics Corp. Sponsored ADR	120,870	1,311,440
	Catcher Co., Ltd.	140,027	352,237
	Cathay Financial Holdings Co., Ltd.	2,551,761	2,855,615
	Chang Hwa Commercial Bank	1,869,000	752,811
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,474,795
	Cheng Uei Precision Industry Co., Ltd.	228,659	318,218
	Chi Mei Optoelectronic Corp.	1,481,000	736,662
	Chicony Electronics Co., Ltd.	190,000	310,351
	China Development Financial Holding Corp.	3,970,000	1,012,399
	China Steel Corp.	8,387,027	6,489,008
	Chinatrust Financial Holdings Co., Ltd.	501,000	228,996
	Chungwa Picture Tubes Co., Ltd.	2,528,000	421,163
	Clevo Co.	449,000	514,263
	Compal Electronics, Inc.	3,689,927	3,129,200
	Delta Electronics Industrial Co., Ltd.	1,776,830	3,878,642
	E.Sun Financial Holding Co., Ltd.	1,093,000	293,866
	Epistar Corp.	224,000	440,899
	Eternal Chemical Co., Ltd.	252,000	181,067
	Evergreen International Storage & Transport Corp.	357,000	241,803
	Evergreen Marine Corp., Ltd.	481,869	240,174
	Everlight Electronics Co., Ltd.	146,000	308,158
	Far East Textile, Ltd.	4,207,850	3,925,753
	Feng Hsin Iron & Steel Co., Ltd.	170,000	208,600
	First Financial Holding Co., Ltd.	5,083,487	2,685,086
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463
	Formosa International Hotels Corp.	32,000	364,972
	Formosa Plastics Corp.	4,721,167	8,318,334
	Formosa Taffeta Co., Ltd.	605,000	388,831
	Foxconn Technology Co., Ltd.	600,694	1,651,841
	Fubon Financial Holding Co., Ltd.	5,940,052	4,604,249
	Giant Manufacture Co., Ltd.	168,000	397,067
	Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487
	Hotai Motor Co., Ltd.	387,000	670,643
	HTC Corp.	502,095	6,799,195
	Hua Nan Financial Holding Co., Ltd.	5,559,124	3,152,173
	Innolux Display Corp.	1,698,000	1,872,535
	Inventec Corp.	1,575,202	788,011
	Lee Chang Yung Chemical Industry Corp.	291,000	252,725
	Lite-On Technology Corp.	504,000	403,350
	Macronix International Co., Ltd.	1,726,335	718,652
	Media Tek, Inc.	734,059	7,634,267
	Mega Financial Holding Co., Ltd.	4,537,000	1,833,927
	Mitac International Corp.	209,288	96,732
	Nan Ya Plastic Corp.	6,878,218	9,100,600
*	Nan Ya Printed Circuit Board Corp.	197,000	551,061
	Pou Chen Corp.	1,911,754	1,134,851
	President Chain Store Corp.	776,260	1,869,091
	Shihlin Electric & Engineering Corp.	235,000	234,862
	Shin Kong Financial Holding Co., Ltd.	1,752,619	565,898
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,044,715

12

SinoPac Holdings Co., Ltd.	2,671,000	701,033
Synnex Technology International Corp.	843,364	1,223,601
Taishin Financial Holdings Co., Ltd.	1,449,000	326,656
* Taiwan Business Bank	921,000	208,087
Taiwan Cement Corp.	2,415,895	2,308,118
Taiwan Cooperative Bank	2,997,634	1,621,143
Taiwan Glass Industrial Corp.	1,271,068	905,984
Taiwan Secom Co., Ltd.	150,000	226,144
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426
* Tatung Co., Ltd.	1,058,000	282,301
Ton Yi Industrial Corp.	220,000	82,890
Transcend Information, Inc.	125,000	342,273
TSRC Corp.	368,000	421,340
U-Ming Marine Transport Corp.	648,860	1,170,154
Uni-President Enterprises Corp.	3,348,991	3,362,927
United Microelectronics Corp.	5,956,000	2,249,596
Walsin Lihwa Corp.	2,278,539	585,241
Wan Hai Lines Co., Ltd.	543,209	248,670
Wistron Corp.	1,139,690	1,441,490
Yang Ming Marine Transport Corp.	341,131	120,426
Yuanta Financial Holding Co., Ltd.	1,945,885	1,138,017

TOTAL — TAIWAN		179,109,008

THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Advance Info Service PCL (Foreign)	1,541,800	3,473,802
Bangkok Dusit Medical Services PCL (Foreign)	586,600	329,168
Bank of Ayudhya PCL (Foreign) NVDR	2,590,200	836,851
Banpu PCL (Foreign)	115,100	929,673
BEC World PCL (Foreign)	1,097,600	615,913
Bumrungrad Hospital PCL (Foreign)	297,000	197,804
C.P. ALL PCL (Foreign)	2,436,200	863,044
Charoen Pokphand Foods PCL (Foreign)	4,181,300	393,422
Delta Electronics (Thailand) PCL (Foreign)	622,510	209,944
Kasikornbank PCL (Foreign)	1,612,200	2,558,685
Krung Thai Bank PCL (Foreign)	10,100,370	1,517,131
Padaeng Industry PCL (Foreign) NVDR	550,900	209,212
PTT Aromatics & Refining PCL (Foreign)	1,287,137	525,288
PTT Chemical PCL (Foreign)	2,161,860	2,573,278
PTT Exploration & Production PCL (Foreign)	279,500	819,845
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	930,803
Siam City Bank PCL (Foreign)	833,100	234,925
Siam City Cement PCL (Foreign)	171,113	695,897
Siam Commercial Bank PCL (Foreign)	1,001,366	1,709,857
Siam Makro PCL (Foreign)	112,500	219,197
Thai Union Frozen Products PCL (Foreign)	534,820	333,457
The Siam Cement PCL (Foreign)	117,100	404,880

TOTAL — THAILAND		20,582,076

13

TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
	Akbank T.A.S.	1,190,899	4,600,178
	Aksigorta A.S.	463,584	930,776
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	2,729,939
	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	14,275	389,933
*	Dogan Sirketler Grubu Holding A.S.	2,048,598	822,348
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	257,074	1,093,980
	Eregli Demir ve Celik Fabrikalari Turk A.S.	775,239	1,880,890
	Ford Otomotiv Sanayi A.S.	114,792	384,041
*	Koc Holding A.S. Series B	985,150	1,798,081
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,165,251
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	379,331
	Turkcell Iletisim Hizmetleri A.S.	240,093	1,226,898
*	Turkiye Garanti Bankasi A.S.	2,842,585	5,959,717
*	Turkiye Halk Bankasi A.S.	139,950	489,672
	Turkiye Is Bankasi A.S.	1,279,212	3,693,129
	Turkiye Vakiflar Bankasi T.A.O.	274,700	311,023
*	Yapi ve Kredi Bankasi A.S.	1,249,136	1,686,442

TOTAL — TURKEY			30,541,632

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000

		Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§ @	DFA Short Term Investment Fund LP	165,849,947	165,849,947

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	849,089
TOTAL SECURITIES LENDING COLLATERAL			166,699,036

TOTAL INVESTMENTS - (100.0%) (Cost $1,203,038,451)			$1,731,036,722

See accompanying Notes to Financial Statements.

14

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
	Banco Macro SA	5,425	$6,013
*	Banco Suquia SA	76,789	10,031
*	Capex SA Series A	79,110	35,074
*	Carboclor SA	50,662	6,284
*	Celulosa Argentina SA Series B	8,473	1,923
*	Central Puerto SA Series B	18,000	18,051
	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	137,997
*	Dycasa SA Series B	23,052	18,190
*	Endesa Costanera SA Series B	50,000	33,779
	Ferrum SA de Ceramica y Metalurgica Series B	41,699	20,524
*	Fiplasto SA	25,000	7,785
	Importadora y Exportadora de la Patagonia Series B	24,999	79,167
	Introductora de Buenos Aires SA Series A	10,231	2,768
*	IRSA Inversiones y Representaciones SA	223,818	86,827
*	Juan Minetti SA	50,000	10,622
	Ledesma S.A.A.I.	387,128	298,318
*	MetroGas SA Series B	83,100	10,965
*	Polledo SA Industria Constructora y FinancierA	88,891	5,747
*	Solvay Indupa S.A.I.C.	440,500	225,522

TOTAL — ARGENTINA			1,015,587

BRAZIL — (10.3%)
COMMON STOCKS — (5.1%)
	Acos Villares SA	719,000	193,796
	AES Tiete SA (2440693)	52,300	382,762
	AES Tiete SA (2441038)	97,828	809,815
	American Banknote SA	66,200	368,962
*	Anhanguera Educacional Participacoes SA	126,200	882,094
	B2W Cia Global Do Varejo	123,200	1,955,824
	Banco Alfa de Investimento SA	700	2,558
*	Banco Industrial e Comercial SA	47,600	126,124
*	Banco Panamericano SA	46,000	77,964
	Banco Pine SA	62,500	179,024
	Banco Sofisa SA	92,600	169,214
	Bematech SA	68,200	182,266
*	Bombril SA	17,600	28,945
*	BR Malls Participacoes SA	111,300	823,710
*	Brascan Residential Properties SA	60,000	102,789
	Cia de Gas de Sao Paulo	20,600	302,843
	Cia de Saneamento de Minas Gerais-Copasa	75,300	815,625

1

	Cia de Saneamento do Parana	176,900	137,386
	Cia Energetica de Sao Paulo	156,900	1,111,012
	Cia Hering	27,900	112,801
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	934,082
*	Cosan SA Industria e Comercio	97,700	595,408
	Cremer SA	12,000	52,080
*	Cyrela Brazil Realty SA	326,200	2,075,866
*	Diagnosticos Da America SA	126,800	1,844,985
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,400	1,218,196
	Energias do Brazil SA	8,202	99,520
	Eternit SA	148,770	475,749
	Ferbasa-Ferro Ligas Da Bahia	92,500	253,546
	Fertilizantes Fosfatados SA	36,000	273,501
*	Gafisa SA	122,500	1,072,249
*	Global Village Telecom Holding SA	178,300	2,355,666
*	Globex Utilidades SA	58,737	214,667
	Grendene SA	54,700	370,089
*	IdeiasNet SA	234,800	286,400
	Iguatemi Empresa de Shopping Centers SA	44,200	333,577
	Industrias Romi SA	77,500	259,165
	JBS SA	138,900	392,152
	JHSF Participacoes SA	39,700	32,102
	Light SA	114,100	1,241,628
	Localiza Rent a Car SA	219,700	1,138,170
	Lojas Americanas SA	8,000	27,045
	Lojas Renner SA	273,700	2,483,237
*	LPS Brasila Consultoria de Imoveis SA	8,200	29,369
*	Lupatech SA	34,700	436,098
	M Dias Branco SA	44,100	455,314
*	M&G Poliester SA	640,780	26,346
*	Magnesita Refratarios SA	441,455	1,415,754
	Mangels Industrial SA	14,600	46,489
*	Medial Saude SA	48,250	150,991
*	Mmx Mineracao e Metalicos SA	59,900	181,155
	Natura Cosmeticos SA	177,300	2,105,941
	Obrascon Huarte Lain Brasil SA	6,200	39,682
	OdontoPrev SA	47,400	606,318
	Parana Banco SA	24,700	58,338
*	Paranapanema SA	85,998	135,541
	PDG Realty SA Empreendimentos e Participacoes	176,900	1,685,801
*	Perdigao SA ADR	71,200	2,092,568
*	Plascar Participacoes Industriais SA	40,500	43,110
	Porto Seguro SA	261,800	1,577,534
	Positivo Informatica SA	33,300	136,915
*	Rossi Residencial SA	142,800	502,975
*	Sao Carlos Empreendimentos e Participacoes SA	51,500	338,793
*	Sao Martinho SA	64,100	395,327
	Sao Paulo Alpargatas SA	5,100	145,618
	Sul America SA	22,300	224,024
*	Tam SA	135,800	918,175
	Totvs SA	49,764	1,345,864

2

	Universo Online SA	72,700	219,201
TOTAL COMMON STOCKS			42,107,835

PREFERRED STOCKS — (5.2%)
	Banco Alfa de Investimento SA	3,200	10,423
	Banco Cruzeiro do Sul SA	19,400	48,745
	Banco Mercantil do Brasil SA	6,500	24,201
	Bardella SA Industrias Mecanicas	1,100	70,451
* #	Braskem SA Preferred A Sponsored ADR	301,000	1,706,670
	Centrais Electricas de Santa Catarina SA	57,900	831,621
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,227,020
*	Companhia de Tecidos Norte de Minas	144,942	268,172
*	Companhia Energetica do Ceara Coelce Series A	63,400	721,195
	Companhia Paranaense de Energia-Copel Series B	213,400	2,669,267
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	198,132
	Confab Industrial SA	483,613	850,595
	Contax Participacoes SA	17,700	353,361
	Duratex SA	245,400	1,906,966
	Eletropaulo Metropolita SA Preferred A	248,500	3,127,607
	Empressa Metropolitanade Aguas e Energia SA	24,000	100,870
	Energisa SA	27,760	109,064
	Forjas Taurus SA	181,082	433,482
	Fras-Le SA	20,200	25,193
	Gol Linhas Aereas Inteligentes SA	91,900	316,976
*	Industria de Bebidas Antarctica Polar SA	23,000	27,582
*	Inepar Industria e Construcoes SA	11,690	86,569
	Klabin SA	1,412,700	2,039,394
	Lojas Americanas SA	298,103	1,239,287
	Mahle-Metal Leve SA Industria e Comercio	28,666	247,117
	Marcopolo SA	335,800	747,092
*	Net Servicos de Comunicacao SA	400,902	3,282,014
	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,436,262
*	Paranapanema SA	322,523	589,366
	Randon e Participacoes SA	213,000	779,429
	Rasip Agro-Pastoril SA	51,000	10,718
	Sadia SA	238,000	457,745
#	Sadia SA ADR	300,000	1,710,000
	Sao Paulo Alpargatas SA	24,300	799,287
	Saraiva SA Livreiros Editores	54,100	491,829
*	Sharp SA Equipamentos Eletronicos	30,200,000	276
*	Suzano Papel e Celullose SA	390,634	2,478,771
	Telemig Celuar Participacoes SA (2292775)	86,801	1,885,953
*	Telemig Celuar Participacoes SA (B559VG9)	1,437	24,598
	Ultrapar Participacoes SA	263,040	7,350,628
	Uniao de Industrias Petroquimicas SA Series B	1,321,579	434,700
*	Votorantim Celulose e Papel SA	12,623	109,567
*	Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,360,818
	Whirlpool SA	301,516	428,386
TOTAL PREFERRED STOCKS			43,017,399

3

RIGHTS/WARRANTS — (0.0%)
*	Cia de Gas de Sao Paulo Rights 05/23/09	328	203

TOTAL — BRAZIL			85,125,437

CHILE — (1.5%)
COMMON STOCKS — (1.5%)
	Banmedica SA	1,312,094	1,071,327
	Cementos Bio-Bio SA	452,622	634,099
	Cintac SA	324,650	92,080
	Compania de Consumidores de Gas Santiago SA	71,374	269,915
*	Compania SudAmericana de Vapores SA	1,097,146	660,079
	CorpBanca SA	327,140,907	1,490,199
#	CorpBanca SA ADR	31,658	732,883
	Cristalerias de Chile SA	159,630	1,426,860
	Empresas Iansa SA	4,176,187	162,956
	Farmacias Ahumada SA	242,158	324,681
	Industrias Forestales SA	20,000	3,610
	Madeco SA	5,444,501	262,047
	Madeco SA Sponsored ADR	261,622	1,287,180
	Masisa SA	6,252,267	655,588
*	Parque Arauco SA	1,055,338	707,489
	Soquimic Comercial SA	562,478	224,314
	Vina Concha Y Toro SA	1,108,893	1,839,419
	Vina Concha Y Toro SA Sponsored ADR	200	6,610
	Vina San Pedro Tarapaca SA	40,113,498	235,130
TOTAL COMMON STOCKS			12,086,466

RIGHTS/WARRANTS — (0.0%)
*	Vina Concha Y Toro SA Rights 05/15/09	43,173	2,449

TOTAL — CHILE			12,088,915

CHINA — (12.4%)
COMMON STOCKS — (12.4%)
	Agile Property Holdings, Ltd.	1,276,000	952,152
* #	Ajisen China Holdings, Ltd.	480,000	240,545
	Anhui Expressway Co., Ltd.	834,000	416,966
	Baoye Group Co., Ltd.	2,298,000	825,164
	Beijing Capital Land, Ltd.	5,436,000	1,095,021
#	Beijing North Star Co., Ltd.	536,000	115,980
	Bosideng International Holdings, Ltd.	814,000	65,767
*	Brilliance China Automotive Holdings, Ltd.	33,678,000	2,497,278
* #	Byd Co., Ltd.	482,000	1,256,977
* #	China Aerospace International Holdings, Ltd.	20,953,500	1,245,235
*	China Agri-Industries Holdings, Ltd.	712,000	364,670
* #	China Eastern Airlines Corp., Ltd.	2,194,000	365,589
#	China Everbright International, Ltd.	5,281,800	1,207,781
#	China Everbright, Ltd.	372,000	719,879
#	China Gas Holdings, Ltd.	5,115,500	940,875
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	535,978

4

	China Mengniu Dairy Co., Ltd.	123,000	219,718
*	China Mining Resources Group, Ltd.	28,069,900	856,106
#	China Power International Development, Ltd.	5,805,200	1,305,437
*	China Power New Energy Development Co., Ltd.	1,080,000	40,048
	China Shineway Pharmaceutical Group, Ltd.	460,200	280,221
#	China State Construction International Holdings, Ltd.	2,984,000	723,749
#	China Travel International Investment Hong Kong, Ltd.	21,347,000	3,726,049
#	China Yurun Food Group, Ltd.	2,622,000	3,105,390
#	Chongqing Iron and Steel Co., Ltd.	3,824,000	1,126,089
*	CITIC 21CN Co., Ltd.	4,363,200	86,003
* #	CITIC Resources Holdings, Ltd.	8,560,600	1,188,431
#	COSCO International Holdings, Ltd.	5,747,000	1,752,993
	COSCO Pacific, Ltd.	566,000	534,240
*	Dachan Food Asia, Ltd.	101,000	17,469
	Denway Motors, Ltd.	1,344,000	558,562
	Digital China Holdings, Ltd.	443,800	242,236
*	Dongfang Electric Co., Ltd.	63,000	164,333
*	Enerchina Holdings, Ltd.	7,097,445	101,331
	First Tractor Co., Ltd.	303,176	80,457
*	Fosun International	532,000	186,883
*	Founder Holdings, Ltd.	3,896,900	124,762
#	FU JI Food & Catering Services	1,857,800	981,395
*	Great Wall Motor Co., Ltd.	698,500	369,980
*	Great Wall Technology Co., Ltd.	1,912,000	362,668
	Guangdong Investment, Ltd.	5,402,000	2,218,347
#	Guangzhou Shipyard International Co., Ltd.	280,000	357,054
	GZI Transport, Ltd.	2,027,300	661,810
*	Hidili Industry International Development, Ltd.	309,000	123,466
#	HKC (Holdings), Ltd.	36,439,206	2,651,123
#	Hopson Development Holdings, Ltd.	3,914,000	2,992,228
#	Hunan Non-Ferrous Metal Corp., Ltd.	29,434,000	4,950,958
	Kingdee International Software Group Co., Ltd.	1,620,000	275,071
* #	Kingsoft Corp., Ltd.	179,000	81,183
* #	Kingway Brewery Holdings, Ltd.	8,985,800	980,448
*	KWG Property Holding, Ltd.	969,500	370,929
	Lianhua Supermarket Holdings Co., Ltd.	326,000	386,410
#	Lingbao Gold Co., Ltd.	2,356,000	829,785
#	Lonking Holdings, Ltd.	1,662,000	1,252,209
	Minmetals Resources, Ltd.	14,290,000	2,417,008
	Nanjing Panda Electronics Co., Ltd.	284,000	43,983
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
	New World Department Store China, Ltd.	170,000	95,318
	Qunxing Paper Holdings Co., Ltd.	158,000	54,767
* #	Semiconductor Manufacturing International Corp.	223,591,000	8,462,351
	Shanghai Industrial Holdings, Ltd.	271,000	918,154
#	Shanghai Prime Machinery Co., Ltd.	8,070,000	1,352,050
	Shenji Kunming Machine Tool Co., Ltd.	95,000	47,971
#	Shenzhen Expressway Co., Ltd.	2,290,000	863,213
#	Shenzhen International Holdings, Ltd.	99,951,800	4,987,136
#	Shenzhen Investment, Ltd.	22,480,000	6,568,033
	Shimao Property Holdings, Ltd.	632,500	703,246
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,254,631

5

*	Sichuan Expressway Co., Ltd.	1,552,000	389,872
	SinoCom Software Group, Ltd.	2,024,200	210,723
	Sinolink Worldwide Holdings, Ltd.	25,301,300	2,101,648
*	Sino-Ocean Land Holdings, Ltd.	161,000	118,928
	Skyworth Digital Holdings, Ltd.	20,083,400	2,034,286
	SRE Group, Ltd.	15,842,053	1,316,906
*	Stone Group Holdings, Ltd.	14,452,000	537,820
* #	TCL Communication Technology Holdings, Ltd.	2,898,799	197,565
* #	TCL Multimedia Technology Holdings, Ltd.	5,199,510	991,830
*	Tiangong International Co., Ltd.	42,000	8,738
#	Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	295,712
	Tianjin Development Holdings, Ltd.	1,515,800	625,924
* #	Towngas China Co., Ltd.	2,893,000	717,313
	TPV Technology, Ltd.	18,340,000	6,058,059
*	Vinda International Holdings, Ltd.	140,000	71,786
	Weichai Power Co., Ltd.	73,600	208,746
	Weiqiao Textile Co., Ltd.	5,830,000	2,321,486
*	Welling Holdings, Ltd.	466,000	12,381
#	Xiamen International Port Co., Ltd.	10,228,000	1,580,239
	Xinao Gas Holdings, Ltd.	2,178,000	2,977,223
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	90,656
#	Xinyu Hengdeli Holdings, Ltd.	948,000	242,742
	Xiwang Sugar Holdings Co., Ltd.	6,315,952	970,474
	Zhejiang Expressway Co., Ltd.	290,000	246,972
*	Zhejiang Glass Co., Ltd.	445,000	96,746
TOTAL COMMON STOCKS			102,350,972

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	3,643,920	79,931
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	253,033	4,244
TOTAL RIGHTS/WARRANTS			84,175

TOTAL — CHINA			102,435,147

HUNGARY — (0.3%)
COMMON STOCKS — (0.3%)
*	Danubius Hotel & Spa NYRT	47,091	783,034
*	FHB Mortgage Bank P.L.C.	3,900	10,590
*	Fotex Holding SE Co., Ltd.	119,895	157,402
* #	Pannonplast NYRT	194,795	816,013
*	RABA Automotive Holding NYRT	324,181	938,876
*	Synergon Information Systems	37,006	86,782
	Zwack Unicum NYRT	1,100	61,931

TOTAL — HUNGARY			2,854,628

INDIA — (8.5%)
COMMON STOCKS — (8.5%)
*	3M India, Ltd.	4,899	101,874
*	Abhishek Industries, Ltd.	216,492	39,744
	Adlabs Films, Ltd.	66,472	294,820
	Ador Welding, Ltd.	17,588	39,058

6

	Aftek, Ltd.	125,900	23,450
*	Agro Tech Foods, Ltd.	39,674	83,531
	Ajmera Realty & Infra India, Ltd.	111,700	81,860
	Alembic, Ltd.	329,290	250,580
*	Allahabad Bank, Ltd.	24,000	25,427
	Alok Industries, Ltd.	969,073	262,582
	Alstom Projects India, Ltd.	5,300	34,874
	Ansal Properties & Infrastructure, Ltd.	196,315	122,228
	Apollo Hospitals Enterprise, Ltd.	124,821	965,862
	Apollo Tyres, Ltd.	880,050	381,397
*	Aptech, Ltd.	69,254	128,946
*	Arvind Mills, Ltd.	279,573	105,254
*	Asahi India Glass, Ltd.	307,030	254,240
	Ashapura Minechem, Ltd.	134,220	73,363
	Ashok Leyland, Ltd.	417,722	180,100
	Asian Hotels, Ltd.	26,208	124,542
	Aurobindo Pharma, Ltd.	108,294	483,152
	Automotive Axles, Ltd.	19,185	38,223
	Avaya GlobalConnect, Ltd.	27,160	43,795
	Aventis Pharma, Ltd.	23,466	443,353
	Bajaj Auto Finance, Ltd.	54,772	98,792
	Bajaj Hindusthan, Ltd.	81,444	123,174
	Bajaj Holdings and Investment, Ltd.	5,800	39,943
	Balaji Telefilms, Ltd.	131,073	117,387
	Ballarpur Industries, Ltd.	1,021,629	326,896
	Balmer Lawrie & Co., Ltd.	23,290	127,756
	Balrampur Chini Mills, Ltd.	876,659	1,235,472
	Bank of Maharashtra, Ltd.	660,031	310,999
	Bank of Rajasthan, Ltd.	258,218	222,213
	Bannari Amman Sugars, Ltd.	15,919	242,831
	Bata India, Ltd.	86,199	214,568
	BEML, Ltd.	8,967	93,778
*	Bengal and Assam Co., Ltd. - Private C	3,943	3,296
	Berger Paints India, Ltd.	577,884	425,537
	Bharat Forge, Ltd.	110,747	279,303
	Bharati Shipyard, Ltd.	44,652	72,647
	Bhushan Steel & Strips, Ltd.	82,431	686,260
	Biocon, Ltd.	42,230	120,380
	Birla Corp., Ltd.	124,628	502,005
	Blue Dart Express, Ltd.	16,011	140,100
	Blue Star, Ltd.	130,203	443,688
	Bombay Burmah Trading Co.	10,000	43,055
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	196,499
*	Bombay Rayon Fashions, Ltd.	37,443	129,290
	Britannia Industries, Ltd.	30,375	976,155
	Cadila Healthcare, Ltd.	65,306	401,398
	Carborundum Universal, Ltd.	152,175	313,745
	Century Enka, Ltd.	37,178	54,031
	CESC, Ltd.	164,998	773,805
	Chambal Fertilizers & Chemicals, Ltd.	637,986	566,213
*	Chemplast Sanmar, Ltd.	79,745	7,532
	Chennai Petroleum Corp., Ltd.	231,113	533,185

7

*	Chi Investments, Ltd.	27,539	11,872
	Cholamandalam DBS Finance, Ltd.	42,010	35,704
	City Union Bank, Ltd.	504,250	168,438
	Clariant Chemicals (India), Ltd.	25,417	88,691
	CMC, Ltd.	29,521	269,923
	Coromandel Fertilisers, Ltd.	236,478	582,803
	Corporation Bank	47,850	208,236
	Cranes Software International, Ltd.	182,944	165,680
	Crisil, Ltd.	10,145	612,661
	Cummins India, Ltd.	32,000	130,951
	Dalmia Cement (Bharat), Ltd.	60,289	107,472
	DCM Shriram Consolidated, Ltd.	258,455	155,315
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	237,555
	Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	332,407
	E.I.D. - Parry (India), Ltd.	178,726	611,222
*	Edelweiss Capital, Ltd.	3,900	21,679
	Eicher Motors, Ltd.	51,963	216,055
	EIH, Ltd.	136,145	308,415
	Elder Pharmaceuticals, Ltd.	45,749	188,290
	Electrosteel Casings, Ltd.	384,060	159,173
	Elgi Equipments, Ltd.	112,237	79,964
	Esab India, Ltd.	31,753	201,242
*	Escorts, Ltd.	105,268	86,349
	Essel Propack, Ltd.	229,455	73,502
*	Eveready Industries (India), Ltd.	149,446	69,557
*	Everest Kanto Cylinder, Ltd.	35,000	106,847
	Exide Industries, Ltd.	1,026,382	1,077,151
	FAG Bearings (India), Ltd.	26,817	161,348
	FDC, Ltd.	423,054	283,708
	Federal Bank, Ltd.	279,298	1,053,414
	Finolex Cables, Ltd.	253,437	121,127
	Finolex Industries, Ltd.	229,394	144,427
*	Fortis Healthcare, Ltd.	42,000	57,153
	Gammon India, Ltd.	141,799	214,468
	Geodesic, Ltd.	144,811	210,700
	Geometric, Ltd.	103,884	40,943
	GHCL, Ltd.	159,986	95,084
	Gillette India, Ltd.	8,591	124,455
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	934,323
	Godfrey Phillips India, Ltd.	2,778	52,331
	Godrej Consumer Products, Ltd.	295,660	809,855
	Godrej Industries, Ltd.	13,656	20,199
*	Goetze (India), Ltd.	60,504	46,377
	Graphite India, Ltd.	221,802	140,385
	Great Offshore, Ltd.	42,090	233,385
	Greaves Cotton, Ltd.	123,608	226,028
*	GTL Infrastructure, Ltd.	516,486	308,760
	GTL, Ltd.	172,195	876,024
	Gujarat Alkalies & Chemicals, Ltd.	135,835	203,947
	Gujarat Ambuja Exports, Ltd.	180,510	64,683
	Gujarat Fluorochemicals, Ltd.	164,960	256,948
	Gujarat Gas Co., Ltd.	85,660	438,339

8

	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	335,470
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	294,085
	H.E.G., Ltd.	76,619	185,420
	HCL Infosystems, Ltd.	280,963	528,061
*	HeidelbergCement India, Ltd.	274,729	138,429
	Hexaware Technologies, Ltd.	166,745	103,030
	Hikal, Ltd.	17,498	62,510
*	Himachal Futuristic Communications, Ltd.	705,174	125,992
*	Himatsingka Seide, Ltd.	115,558	60,326
	Hinduja Global Solutions, Ltd.	36,075	90,966
	Hinduja Ventures, Ltd.	36,075	95,514
	Hindustan Construction Co., Ltd.	512,201	577,966
*	Hindustan Motors, Ltd.	280,005	91,557
	Hindustan Oil Exploration Co., Ltd.	68,772	109,904
*	Honeywell Automation India, Ltd.	6,781	134,853
	Hotel Leelaventure, Ltd.	580,370	255,332
	HSIL, Ltd.	69,904	39,559
	ICI India, Ltd.	50,985	453,865
	India Cements, Ltd.	139,088	322,750
	India Glycols, Ltd.	47,189	54,232
*	Indian Hotels Co., Ltd.	640,595	638,234
	Indian Oil Corp., Ltd.	31,623	280,756
	Indo Rama Synthetics (India), Ltd.	136,867	76,144
	Indoco Remedies, Ltd.	12,300	35,119
	IndusInd Bank, Ltd.	447,357	366,755
	INEIS ABS India, Ltd.	23,441	45,101
	Infomedia 18, Ltd.	23,790	33,192
	Infotech Enterprises, Ltd.	87,418	253,142
	Ipca Laboratories, Ltd.	50,588	406,436
	IVRCL Infrastructures & Projects, Ltd.	107,789	345,419
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	104,500
	Jain Irrigation Systems, Ltd.	111,368	1,117,855
*	Jaiprakash Hydro Power, Ltd.	210,000	161,565
	Jammu & Kashmir Bank, Ltd.	74,481	473,868
	JBF Industries, Ltd.	99,101	86,119
*	Jet Airways (India), Ltd.	15,491	60,567
	Jindal Poly Films, Ltd.	29,404	158,466
*	Jindal Saw, Ltd.	73,518	312,466
*	JK Tyre and Industries, Ltd.	67,734	70,808
	JSL, Ltd.	232,194	275,701
	Jubilant Organosys, Ltd.	91,504	215,744
	Jyoti Structures, Ltd.	116,466	182,963
	K.S.B. Pumps, Ltd.	15,895	74,742
	Kajaria Ceram	52,155	28,295
	Karnataka Bank, Ltd.	198,190	326,878
	Karur Vysya Bank, Ltd.	103,349	493,211
	KEC International, Ltd.	50,258	208,404
	Kesoram Industries, Ltd.	83,108	258,070
	Kirloskar Oil Engines, Ltd.	374,592	395,005
*	Koutons Retail India, Ltd.	6,600	59,480
	KPIT Cummins Infosystems, Ltd.	107,009	96,776
*	KS Oils, Ltd.	254,017	235,091

9

	Lakshmi Machine Works, Ltd.	5,560	66,191
	LIC Housing Finance, Ltd.	148,431	1,091,917
	Macmillan India, Ltd.	479	509
*	Macmillan Publishers India	479	426
	Madras Cements, Ltd.	51,240	82,765
	Maharashtra Scooters, Ltd.	4,550	7,538
	Maharashtra Seamless, Ltd.	99,628	321,595
	Mahindra & Mahindra, Ltd.	9,616	94,061
	Mahindra Lifespace Developers, Ltd.	56,900	194,168
	Mangalam Cement, Ltd.	49,704	79,586
	Marico, Ltd.	901,020	1,245,826
	Mastek, Ltd.	59,764	168,433
*	Matrix Laboratories, Ltd.	400,039	1,208,695
*	MAX India, Ltd.	261,485	746,334
	Megasoft, Ltd.	21,301	8,414
	Mercator Lines, Ltd.	350,017	242,492
	Merck, Ltd.	20,256	136,939
	Micro Inks, Ltd.	11,233	35,589
	Monnet Ispat, Ltd.	67,091	243,514
	Monsanto India, Ltd.	11,378	317,481
	Moser Baer (India), Ltd.	372,370	495,814
	Motherson Sumi Systems, Ltd.	666,405	1,006,183
	Mphasis, Ltd.	214,746	969,237
	MRF, Ltd.	7,798	351,309
	Mukand, Ltd.	111,752	62,898
	Mukta Arts, Ltd.	672	524
	Nagarjuna Construction Co., Ltd.	309,858	432,715
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	376,331
	Nahar Capital & Financial Services, Ltd.	31,896	15,239
	Nahar Poly Films, Ltd.	45,938	10,156
	Nahar Spinning Mills, Ltd.	67,990	33,763
*	Navneet Publications (India), Ltd.	67,988	70,830
*	NELCO, Ltd.	28,769	19,796
	NIIT Technologies, Ltd.	114,330	160,295
	NIIT, Ltd.	340,635	180,966
	Nirma, Ltd.	28,800	68,888
	NOCIL, Ltd.	201,948	64,810
	Nucleus Software Exports, Ltd.	42,062	51,489
	OCL India, Ltd.	56,194	79,162
*	OCL Iron & Steel, Ltd.	168,582	45,883
*	Octav Investments, Ltd.	4,020	1,059
	Omax Autos, Ltd.	40,939	17,915
	Opto Circuits India, Ltd.	347,144	772,996
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	219,144
	Orient Paper and Industries, Ltd.	296,620	188,274
	Panacea Biotec, Ltd.	119,514	177,446
	Pantaloon Retail India, Ltd.	2,575	9,800
*	Pantaloon Retail India, Ltd.- Class B	257	662
	Patel Engineering, Ltd.	97,383	335,428
	Petronet LNG, Ltd.	624,101	648,178
	Pfizer, Ltd.	69,704	1,011,597
	Pidilite Industries, Ltd.	481,710	872,446

10

	Polaris Software Lab, Ltd.	157,531	208,747
	Praj Industries, Ltd.	268,545	350,716
	Pricol, Ltd.	132,536	21,686
	Prism Cements, Ltd.	596,393	325,701
	PSL, Ltd.	63,467	116,892
	PTC India, Ltd.	295,432	421,471
*	PVP Ventures, Ltd.	13,697	3,614
	Radico Khaitan, Ltd.	156,080	200,548
	Rain Commodities, Ltd.	76,883	141,091
	Rallis India, Ltd.	19,769	208,392
*	Rama Newsprint & Papers, Ltd.	83,017	27,944
	Raymond, Ltd.	98,113	170,720
	REI Agro, Ltd.	613,300	733,450
*	Rei Six Ten Retail, Ltd.	45,997	1,039,724
	Reliance Industrial Infrastructure, Ltd.	24,104	352,454
	Rico Auto Industries, Ltd.	202,391	54,694
	Rolta India, Ltd.	266,216	427,459
	Ruchi Soya Industries, Ltd.	371,710	209,644
*	Sakthi Sugars, Ltd.	61,507	41,129
*	SEAMEC, Ltd.	58,658	110,076
	Shanthi Gears, Ltd.	79,510	56,203
	Shriram Transport Finance Co., Ltd.	301,310	1,345,657
*	Sicagen India, Ltd.	41,648	4,196
*	Sical Logistics, Ltd.	41,648	20,307
	SKF India, Ltd.	95,810	345,807
	Solectron Centum Electronics, Ltd.	9,432	5,095
	Solectron EMS India, Ltd.	9,432	4,527
	Sona Koyo Steering Systems, Ltd.	348,120	65,206
	Sonata Software, Ltd.	155,438	61,024
	South India Bank, Ltd.	163,780	208,557
	SREI Infrastructure Finance, Ltd.	165,360	130,586
	SRF, Ltd.	101,277	174,086
	Sterling Biotech, Ltd.	469,728	1,267,747
	Sterlite Technologies, Ltd.	95,694	170,451
*	Strides Arcolab, Ltd.	64,472	124,684
	Subros, Ltd.	109,780	43,755
*	Sun Pharma Advanced Research Co., Ltd.	147,386	172,651
	Sundaram-Clayton, Ltd.	3,890	6,317
	Sundram Fastners, Ltd.	465,052	188,251
	Supreme Industries, Ltd.	22,265	71,292
	Supreme Petrochem, Ltd.	144,830	47,320
	Swaraj Engines, Ltd.	3,100	6,979
	Syndicate Bank	375,000	434,220
	Taj GVK Hotels and Resorts, Ltd.	83,666	94,779
	Tata Elxsi, Ltd.	51,574	112,945
	Tata Investment Corp., Ltd.	50,540	268,329
	Tata Metaliks, Ltd.	42,871	55,738
	Tata Tea, Ltd.	2,455	33,420
*	Teledata Marine Solutions, Ltd.	152,395	104,318
*	Teledata Technology Solution	152,395	104,318
	Texmaco, Ltd.	215,690	251,155
	Thermax, Ltd.	35,410	159,452

11

	Thomas Cook (India), Ltd.	134,500	110,245
	Titan Industries, Ltd.	14,800	223,050
	Torrent Pharmaceuticals, Ltd.	194,766	570,122
	Torrent Power, Ltd.	20,643	41,346
	Trent, Ltd.	18,895	121,334
	Tube Investments of India, Ltd.	338,984	211,549
*	Tulip Telecom, Ltd.	2,900	26,633
	TVS Motor Co., Ltd.	92,814	62,079
*	UCO Bank	483,746	279,290
	Unichem Laboratories, Ltd.	52,347	170,981
	Usha Martin, Ltd.	433,015	304,558
*	Uttam Galva Steels, Ltd.	127,929	76,120
	Vardhman Textiles, Ltd.	76,291	99,488
	Varun Shipping Co., Ltd.	261,746	242,236
	Vesuvius India, Ltd.	12,502	24,362
	Videocon Industries, Ltd.	76,102	167,810
*	Vijaya Bank, Ltd.	191,841	101,346
	WABCO-TVS (India), Ltd.	3,890	11,446
*	Welspun India, Ltd.	92,659	50,593
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	595,131
*	Wockhardt, Ltd.	52,983	95,859
	Wyeth, Ltd.	40,457	379,412
	Zensar Technologies, Ltd.	41,117	80,799
	Zuari Industries, Ltd.	55,762	193,660
*	Zydus Wellness, Ltd.	17,414	24,502
TOTAL COMMON STOCKS			70,379,627

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	34,483

TOTAL — INDIA			70,414,110

INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
	PT Asahimas Flat Glass Tbk	983,000	144,005
*	PT Bakrieland Development Tbk	13,345,750	205,592
*	PT Bank Pan Indonesia Tbk	26,324,875	1,502,517
*	PT Batu Buana Tbk	77,715	514
	PT Berlian Laju Tanker Tbk	9,636,700	587,201
	PT Bhakti Investama Tbk	23,571,100	337,041
	PT Budi Acid Jaya Tbk	5,947,000	79,149
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	348,554
*	PT Ciputra Surya Tbk	1,642,000	63,039
	PT Citra Marga Nusaphala Persada Tbk	6,995,000	632,609
*	PT Clipan Finance Indonesia Tbk	3,133,000	45,403
*	PT Davomas Adabi Tbk	41,920,000	276,032
*	PT Delta Dunia Petronda Tbk	12,220,000	605,520
*	PT Dynaplast Tbk	1,038,000	83,354
*	PT Energi Mega Persada Tbk	21,237,000	438,114
	PT Enseval Putera Megatrading Tbk	17,915,000	913,702
*	PT Ever Shine Textile Tbk	4,029,640	22,651

12

*	PT Global Mediacom Tbk	5,770,000	101,202
*	PT Hanson International Tbk	5,038,000	23,798
*	PT Hero Supermarket Tbk	33,000	12,470
*	PT Holcim Indonesia Tbk	9,852,500	645,908
	PT Indo-Rama Synthetics Tbk	485,000	19,810
*	PT Intiland Development Tbk	2,097,400	39,233
	PT Jaya Real Property Tbk	1,967,500	92,938
	PT Kalbe Farma Tbk	14,904,238	1,257,664
*	PT Kawasan Industry Jababeka Tbk	141,003,000	1,007,216
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,173
*	PT Lippo Karawaci Tbk	35,036,250	2,666,268
*	PT Matahari Putra Prima Tbk	2,543,000	139,210
	PT Mayorah Indah Tbk	2,473,500	297,810
*	PT Medco Energi International Tbk	3,192,500	785,364
	PT Mitra Adiperkasa Tbk	3,015,000	89,034
*	PT Modern Photo Tbk	40,000	476
	PT Mustika Ratu Tbk	193,000	4,620
*	PT Pakuwon Jati Tbk	409,500	8,979
*	PT Panasia Indosyntec Tbk	79,000	2,985
*	PT Panin Insurance Tbk	6,609,000	119,735
*	PT Panin Life Tbk	20,149,000	148,883
*	PT Petrosea Tbk	15,000	13,836
*	PT Pioneerindo Gourmet International Tbk	29,000	1,096
*	PT Polychem Indonesia Tbk	7,443,500	50,376
*	PT Prasidha Aneka Niaga Tbk	84,000	794
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	623
	PT Ramayana Lestari Sentosa Tbk	14,295,000	638,475
	PT Samudera Indonesia Tbk	223,000	77,786
	PT Selamat Semp Tbk	1,920,000	45,347
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	217,420
*	PT Sumalindo Lestari Jaya Tbk	250	10
	PT Summarecon Agung Tbk	16,534,532	404,123
*	PT Sunson Textile Manufacturer Tbk	2,325,500	54,924
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	957
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	185,263
*	PT Suryamas Dutamakmur Tbk	125,000	1,063
*	PT Texmaco Jaya Tbk	93,000	25,919
	PT Timah Tbk	8,795,000	1,166,847
	PT Trias Sentosa Tbk	38,725,600	692,359
	PT Trimegah Sec Tbk	9,961,000	159,978
	PT Tunas Ridean Tbk	3,838,000	378,809
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,957
	PT Unggul Indah Cahaya Tbk	48,239	10,767

TOTAL — INDONESIA			17,902,502

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Africa-Israel Investments, Ltd.	7,943	124,012
	Alony Hetz Properties & Investments, Ltd.	229,186	406,892
*	Alvarion, Ltd.	52,977	163,766

13

*	Analyst IMS Investment Management Services, Ltd.	700	4,279
*	AudioCodes, Ltd.	111,296	163,705
*	AudioCodes, Ltd. ADR	82,926	122,731
*	Azorim Investment Development & Construction Co., Ltd.	58,001	172,814
*	Baran Group, Ltd.	9,500	39,194
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	667,929
*	Clal Insurance Enterprise Holdings, Ltd.	267,547	3,108,315
*	Compugen, Ltd.	11,938	14,018
	Dan Vehicle & Transportation	49,939	217,555
	Delek Automotive Systems, Ltd.	37,228	294,711
*	Delta-Galil Industries, Ltd.	31,300	65,113
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	81,689
	Elbit Medical Imaging, Ltd.	37,507	674,921
	Electra (Israel), Ltd.	5,396	446,396
*	Feuchtwanger Investments, Ltd.	4,200	12
*	First International Bank of Israel, Ltd. (6123804)	456,181	747,551
*	First International Bank of Israel, Ltd. (6123815)	26,108	217,675
	FMS Enterprises Migun, Ltd.	10,169	246,593
	Formula Systems, Ltd.	18,238	101,464
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom Industries, Ltd.	155,741	1,136,639
*	Granite Hacarmel Investments, Ltd.	19,200	31,665
*	Hadera Paper, Ltd.	8,541	316,281
*	Hamlet (Israel-Canada), Ltd.	6,342	22,600
*	Harel Insurance Investments & Finances, Ltd.	106,806	3,326,434
*	Hot Telecommunications Systems	68,469	487,524
	IBI Investment House, Ltd.	6,530	40,317
*	Industrial Building Corp., Ltd.	276,524	345,854
	Israel Discount Bank, Ltd. Series A	740,303	693,000
	Ituran Location & Control, Ltd.	31,200	245,966
*	Jerusalem Oil Exploration, Ltd.	14,516	112,595
*	Knafaim Arkia Holdings, Ltd.	27,233	132,215
*	Leader Holding & Investments, Ltd.	74,777	28,778
*	Magic Software Enterprises, Ltd.	43,946	61,550
*	Menorah Mivtachim Holdings, Ltd.	5,000	36,258
*	Mer Industries, Ltd.	19,959	97,342
*	Metalink, Ltd.	43,556	10,306
*	Metis Capital, Ltd.	1,079	4,237
	Middle East Tube Co., Ltd.	13,500	17,401
*	Migdal Insurance & Financial, Ltd. Holdings	51,072	56,444
*	Mivtach Shamir Holdings, Ltd.	16,251	273,635
*	Naphtha Israel Petroleum Corp.	21,126	43,791
*	Neto M.E. Holdings, Ltd.	6,938	134,640
	O.R.T. Technologies, Ltd.	6,000	33,929
*	OCIF Investments and Development, Ltd.	5,002	21,871
	Oil Refineries, Ltd.	1,901,697	688,007
*	Orckit Communications, Ltd.	125,396	393,914
	Osem Investment, Ltd.	1	7
*	Retalix, Ltd.	11,628	97,862
	Scailex Corp., Ltd.	60,694	458,425
*	Shikun & Binui, Ltd.	815,326	763,166

14

	Spectronix, Ltd.	9,752	33,771
*	Suny Electronic, Ltd.	24,470	65,043
	Super-Sol, Ltd. Series B	449,336	1,463,545
*	The Israel Land Development Co., Ltd.	34,759	90,643
*	Tower Semiconductor, Ltd.	827,655	235,954
*	TTI Team Telecom International, Ltd. ADR	21,390	15,508
*	Union Bank of Israel, Ltd.	168,258	360,433
*	Urdan Industries, Ltd.	303,535	109,984
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			20,568,871

MALAYSIA — (5.3%)
COMMON STOCKS — (5.3%)
	A&M Realty Berhad	130,000	14,881
	Acoustech Berhad	170,200	33,151
	Aeon Co. Berhad	974,200	1,088,371
*	AMBD Berhad	2,148,100	98,792
	Amway (Malaysia) Holdings Berhad	396,700	835,994
	Ancom Berhad	400,500	60,510
	Ann Joo Resources Berhad	981,750	422,629
*	Anson Perdana Berhad	10,000	126
	APM Automotive Holdings Berhad	215,100	106,707
*	Asas Dunia Berhad	173,000	26,242
*	Asia Pacific Land Berhad	1,888,600	145,433
	Bandar Raya Developments Berhad	1,190,200	395,747
	Berjaya Corp. Berhad	4,994,500	1,174,105
	Berjaya Land Berhad	1,067,000	986,474
	Bernas Padiberas Nasional Berhad	1,175,200	447,713
	Bimb Holdings Berhad	894,600	255,498
	Bolton Properties Berhad	674,600	118,572
	Boustead Holdings Berhad	644,100	642,272
	Cahya Mata Sarawak Berhad	823,600	318,431
	Carlsberg Brewery Malaysia Berhad	655,600	661,811
	Chemical Co. of Malaysia Berhad	472,600	299,764
	Chin Teck Plantations Berhad	33,000	59,111
	Choo Bee Metal Industries Berhad	26,000	10,059
	Cycle & Carriage Bintang Berhad	15,000	9,119
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	37,115
	DNP Holdings Berhad	544,400	127,201
	DRB-Hicom Berhad	1,244,700	346,513
	Dreamgate Corp. Berhad	2,061,200	77,617
	Dutch Lady Milk Industries Berhad	125,700	336,911
*	Eastern & Oriental Berhad (6468754)	830,200	141,235
	Eastern & Oriental Berhad (B19ZLW1)	36,000	8,621
	Eastern Pacific Industrial Corp. Berhad	218,100	81,099
	ECM Libra Avenue Berhad	1,592,777	276,548
	Encorp Berhad	196,700	40,703
	Eng Kah Corp. Berhad	32,000	22,559
	Esso Malaysia Berhad	420,600	267,274
	Faber Group Berhad	538,000	135,140

15

	Far East Holdings Berhad	61,500	95,603
*	Fountain View Development Berhad	808,200	49,945
	Fraser & Neave Holdings Berhad	366,000	893,416
	General Corp. Berhad	225,100	47,881
	George Kent (Malaysia) Berhad	124,200	21,754
	GHL Systems Berhad	308,767	14,616
	Globetronics Technology Berhad	517,560	99,443
	Glomac Berhad	370,200	69,390
	Gold Is Berhad	279,600	108,384
*	Golden Plus Holdings Berhad	216,000	48,444
	Grand United Holdings Berhad	787,000	109,110
	Guiness Anchor Berhad	897,100	1,446,916
	GuocoLand (Malaysia) Berhad	1,359,800	326,811
	Hap Seng Consolidated Berhad	1,171,900	745,813
	HLG Capital Berhad	100,400	30,998
	Hock Seng Lee Berhad	1,010,300	186,750
	Hong Leong Industries Berhad	605,900	597,964
	Hovid Berhad	1,803,300	95,741
	Hume Industries (Malaysia) Berhad	412,267	338,211
	Hunza Properties Berhad	500,400	183,260
	Hwang-DBS (Malaysia) Berhad	293,200	106,003
*	IJM Land Berhad	1,207,000	447,027
	IJM Plantations Berhad	1,188,700	804,546
*	Insas Berhad	1,642,200	186,097
	Integrated Logistics Berhad	544,300	104,806
*	Jaks Resources Berhad	800,700	105,934
	Jaya Tiasa Holdings Berhad	436,390	234,576
*	Johan Holdings Berhad	190,600	15,140
	JT International Berhad	550,600	655,125
	K & N Kenanga Holdings Berhad	762,300	134,481
*	Karambunai Corp. Berhad	5,564,900	131,843
	Keck Seng (Malaysia) Berhad	552,100	479,787
	KFC Holdings (Malaysia) Berhad	562,000	1,085,651
	Kian Joo Can Factory Berhad	1,091,080	366,760
	Kim Hin Industry Berhad	52,000	12,749
	Kim Loong Resources Berhad	221,760	120,460
	KPJ Healthcare Berhad	327,700	275,019
	KrisAssets Holdings Berhad	88,863	64,870
	KSL Holdings Berhad	649,266	132,876
*	Kub Malaysia Berhad	1,353,500	163,994
	Kuchai Development Berhad	87,100	15,396
	Kulim Malaysia Berhad	536,050	832,528
*	Kumpulan Europlus Berhad	1,228,800	109,940
*	Kumpulan Hartanah Selangor Berhad	708,600	82,791
*	Kurnia Asia Berhad	2,485,800	226,115
	Kwantas Corp. Berhad	343,600	181,082
*	Land & General Berhad	2,091,400	140,307
	Landmarks Berhad	923,400	244,964
*	LBS Bina Group Berhad	680,600	57,973
	Leader Universal Holdings Berhad	1,018,700	162,275
	Leong Hup Holdings Berhad	427,700	106,147
	Lingkaran Trans Kota Holdings Berhad	915,600	563,315

16

*	Lion Corp Berhad	616,300	67,854
	Lion Industries Corp. Berhad	424,800	118,311
*	MAA Holdings Berhad	346,666	61,006
*	Malaysia Aica Berhad	48,200	7,442
	Malaysia Building Society Berhad	7,000	1,868
	Malaysian Mosaics Berhad	71,460	13,857
	Malaysian Pacific Industries Berhad	339,500	459,399
	Malaysian Resources Corp. Berhad	1,794,366	570,391
*	Mancon Berhad	12,000	2,933
	Manulife Holdings Berhad	100,800	72,684
	Marco Holdings Berhad	2,835,400	106,607
*	Matrix International Berhad	684,000	74,702
	MBM Resources Berhad	322,366	207,216
*	Measat Global Berhad	160,900	47,441
	Media Prima Berhad	1,115,533	390,384
	Mega First Corp. Berhad	361,600	83,647
*	MEMS Technology Berhad	1,917,000	40,357
	Metro Kajang Holdings Berhad	138,900	35,352
*	Minho (M) Berhad	181,100	14,926
	MNRB Holdings Berhad	497,100	405,499
	MTD ACPI Engineering Berhad	601,000	67,179
	Muhibbah Engineering Berhad	750,150	240,668
*	Mulpha International Berhad	2,268,650	262,994
	Multi-Purpose Holdings Berhad	457,000	170,085
	Naim Holdings Berhad	622,300	262,127
*	Narra Industries Berhad	16,000	1,730
	NCB Holdings Berhad	1,147,200	862,147
	New Straits Times Press (Malaysia) Berhad	720,000	243,323
*	Nikko Electronics Berhad	36,600	103
	Notion VTEC Berhad	1,293,600	90,150
	NTPM Holdings Berhad	991,080	101,477
	NV Multi Corp. Berhad	430,900	61,331
*	NWP Holdings Berhad	112,000	8,022
	Nylex (Malaysia) Berhad	618,600	101,331
	OKS Property Holdings Berhad	256,835	33,097
	Oriental Holdings Berhad	10,500	14,081
	OSK Holdings Berhad	1,375,271	469,729
	P.I.E. Industrial Berhad	140,100	162,681
*	Pan Malaysia Cement Works Berhad	766,600	26,875
*	Pan Malaysian Industries Berhad	1,389,000	25,200
	Panasonic Manufacturing Malaysia Berhad	157,184	476,678
*	Panglobal Berhad	14,000	7,433
	Paramount Corp. Berhad	24,000	14,803
	PBA Holdings Berhad	274,100	78,167
	Pelikan International Corp. Berhad	599,560	145,839
	PJ Development Holdings Berhad	1,070,900	155,749
	Pos Malaysia Berhad	84,000	52,554
*	Prime Utilities Berhad	3,000	114
	Protasco Berhad	575,600	122,035
	Puncak Niaga Holdings Berhad	749,520	620,124
	QL Resources Berhad	673,050	486,949
	QSR Brand Berhad	37,333	28,955

17

*	Ramunia Holdings Berhad	695,447	119,277
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	73,032
	Sarawak Oil Palms Berhad	179,660	113,128
	Scientex, Inc. Berhad	344,862	96,493
	Selangor Dredging Berhad	1,118,200	156,115
	Shangri-La Hotels (Malaysia) Berhad	171,200	88,174
	SHL Consolidated Berhad	277,400	86,298
*	South East Asia Lumber, Inc. Berhad	662,000	58,536
	Southern Acids (Malaysia) Berhad	41,000	16,262
	Southern Steel Berhad	502,800	215,384
*	SPK Sentosa Corp. Berhad	274,000	33,739
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	489,590
	Subur Tiasa Holdings Berhad	386,085	183,850
*	Sunrise Berhad	836,008	306,779
	Sunway City Berhad	724,900	428,639
	Sunway Holdings Berhad	1,046,000	242,301
	Supermax Corp. Berhad	708,700	305,646
	Suria Capital Holdings Berhad	672,800	177,831
	Symphony House Berhad	276,586	18,187
	Ta Ann Holdings Berhad	409,380	378,712
	TA Enterprise Berhad	2,890,300	759,239
	Tahp Group Berhad	4,000	3,157
*	Talam Corp. Berhad	5,149,050	144,557
	Tamco Corp. Holdings Berhad	38,025	588
	Tan Chong Motor Holdings Berhad	1,344,900	546,120
	TDM Berhad	355,500	162,751
*	Tebrau Teguh Berhad	1,016,400	152,771
	TH Group Berhad	907,000	—
	Thong Guan Industries Berhad	215,100	47,106
	Top Glove Corp. Berhad	555,880	864,952
	Tradewinds (Malaysia) Berhad	371,600	277,567
	TRC Synergy Berhad	64,800	21,819
	UAC Berhad	44,715	35,125
	Uchi Technologies Berhad	487,700	170,907
	Unico-Desa Plantations Berhad	1,853,775	350,636
	Unisem (M) Berhad	921,800	213,904
	United Malacca Rubber Estates Berhad	267,400	469,234
	United Malayan Land Berhad	13,000	3,819
	United Plantations Berhad	535,700	1,607,603
	Utusan Melayu (Malaysia) Berhad	144,500	27,909
	VS Industry Berhad	427,326	130,343
	Wah Seong Corp. Berhad	1,157,250	550,365
*	WTK Holdings Berhad	1,165,000	310,204
	Yeo Hiap Seng (Malaysia) Berhad	56,760	20,245
	YTL e-Solutions Berhad	3,485,600	491,575
	Yu Neh Huat Berhad	775,916	269,738
	Zelan Berhad	1,146,600	249,380
TOTAL COMMON STOCKS			43,616,268

18

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	8,450
*	Malayan United Industries Berhad A2	176,957	7,705
TOTAL PREFERRED STOCKS			16,155

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	49,580
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	339
*	OSK Holdings Berhad Warrants 09/30/12	1,696	57
*	Ramunia Holdings Berhad Warrants 12/20/09	1,840	281
*	Salcon Berhad Warrants 05/17/14	130,000	4,565
TOTAL RIGHTS/WARRANTS			54,822

TOTAL — MALAYSIA			43,687,245

MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
#	Alfa S.A.B. de C.V. Series A	125,200	217,191
* #	Alsea de Mexico S.A.B. de C.V.	482,100	195,550
* #	Axtel, S.A.B. de C.V.	195,900	81,164
* #	Banco Compartamos S.A. de C.V.	259,200	645,841
* #	Carso Infraestructura y Construccion S.A.B. de CV	394,300	197,064
#	Cia Minera Autlan S.A.B. de C.V.	94,400	127,248
#	Consorcio ARA S.A.B. de C.V.	219,200	66,843
*	Consorcio Hogar S.A.B. de C.V. Series B	767,929	73,422
* #	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,734,029
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	399,981
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	772
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,448,360
	Corporativo Fragua S.A.B. de C.V. Series B	31	180
	Corporativo GBM S.A.B de C.V.	29,028	5,698
*	Desarrolladora Homex S.A.B. de C.V.	422,300	1,309,479
*	Dine S.A.B. de C.V.	196,367	85,055
#	Embotelladora Arca S.A.B. de C.V.	1,909,100	4,300,522
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	13,429
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,660,913
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,941,520
*	Gruma S.A.B. de C.V. ADR	58,800	138,768
* #	Gruma S.A.B. de C.V. Series B	1,253,434	757,181
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	392,748
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	469,368
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	1,937,500
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	1,774,798
	Grupo Continental S.A.B. de C.V.	3,323,559	5,873,884
	Grupo Herdez S.A.B. de C.V.	107,000	104,628
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	314,320
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	45,819
* #	Grupo Iusacell S.A.B. de C.V.	37,850	116,242
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	88,745
*	Grupo Nutrisa S.A. de C.V.	188	221
	Grupo Posadas S.A. de C.V. Series L	199,000	167,923

19

*	Grupo Qumma S.A. de C.V. Series B	105,334	1,373
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	192,450
*	Industrias CH S.A.B. de C.V. Series B	3,280,048	7,227,224
#	Mexichem S.A.B.de C.V.	238,900	214,571
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	4,843
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	359
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,345
*	Savia S.A. de C.V.	610,700	35,388
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	2,235,716
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	993,626
	Vitro S.A.B. de C.V.	736,702	327,637
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	568,609

TOTAL — MEXICO			42,489,547

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	167,623
	Aboitiz Equity Ventures, Inc.	6,767,000	810,552
	Alaska Milk Corp.	1,404,000	114,446
	Bacnotan Consolidated Industries, Inc.	185,549	30,696
*	Belle Corp.	20,937,000	302,593
*	Benpres Holdings Corp.	6,381,000	181,530
	Cebu Holdings, Inc.	2,284,000	69,999
*	Digital Telecommunications Phils., Inc.	15,500,000	346,286
	Filinvest Development Corp.	11,428,000	377,811
	Filinvest Land, Inc.	156,257,577	1,832,408
*	First Philippines Holdings Corp.	2,269,900	1,158,964
	Ginebra San Miguel, Inc.	1,003,200	264,741
*	House of Investments, Inc.	732,000	22,105
*	Ionics, Inc.	769,825	22,606
	Jollibee Food Corp.	640,000	606,856
*	Lepanto Consolidated Mining Co. Series B	2,970,000	5,216
*	Mabuhay Holdings Corp.	516,000	2,241
	Macroasia Corp.	447,500	27,122
	Manila Jockey Club, Inc.	163,277	10,467
*	Manila Mining Corp.	149,300,000	29,295
*	Metro Pacific Corp. Series A	1,827,193	78,593
*	Paxys, Inc.	1,757,280	28,928
*	Philex Mining Corp.	2,688,400	300,401
*	Philippine Bank of Communications	14,726	9,592
*	Philippine National Bank	728,975	240,992
*	Philippine National Construction Corp.	173,000	17,530
	Philippine Savings Bank	356,863	284,118
	Philippine Stock Exchange, Inc.	19,800	110,408
*	Philippine Townships, Inc.	216,267	413
	Republic Glass Holding Corp.	507,500	14,693
	RFM Corp.	9,734,268	70,578
	Robinson’s Land Corp. Series B	1,525,870	173,141
	Security Bank Corp.	320,842	232,039
	Semirara Mining Corp.	266,900	152,398
	Shang Properties, Inc.	1,759,970	48,820

20

	SM Development Corp.	7,811,320	483,818
	Union Bank of the Philippines	47,500	23,308
*	Universal Rightfield Property Holdings, Inc.	1,062,000	615
	Universal Robina Corp.	3,594,015	534,906
*	Victorias Milling Co., Inc.	139,680	2,513
*	Vista Land & Lifescapes, Inc.	647,700	14,169
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			9,205,530

POLAND — (2.1%)
COMMON STOCKS — (2.1%)
	Agora SA	156,140	727,263
*	Alchemia SA	113,938	247,977
*	Amica Wronki SA	24,082	37,762
	Apator SA	24,153	94,982
	Asseco Poland SA	27,615	433,753
*	Bank Przemyslowo Handlowy BPH SA	12,274	125,238
*	Barlinek SA	15,043	14,536
*	Bioton SA	2,362,149	215,425
*	Budimex SA	37,430	778,331
*	Cersanit-Krasnystaw SA	170,318	554,543
	Ciech SA	8,204	78,467
	Debica SA	29,862	443,616
	Decora SA	9,066	30,744
*	Echo Investment SA	1,181,980	1,028,441
	Elektrobudowa SA	10,608	451,090
	Eurocash SA	160,686	491,874
*	Fabryki Mebli Forte SA	55,216	120,567
*	Farmacol SA	61,368	539,042
*	Ferrum SA	309	456
	Grupa Kety SA	39,137	828,277
*	Grupa Lotos SA	44,240	221,378
	Impexmetal SA	599,390	304,946
*	Koelner SA	14,231	36,096
*	Kroscienskie Huty Szkla Krosno SA	43,176	2,297
*	Lentex SA	24,214	145,180
*	LPP SA	1,283	386,219
*	MNI SA	253,024	216,055
*	Mondi Packaging Paper Swiecie SA	30,048	468,350
	Mostostal Siedlce SA	677,652	791,139
*	Mostostal Warszawa SA	37,200	597,423
*	Mostostal Zabrze Holding SA	30,662	35,325
	Multimedia Polska SA	64,141	132,574
*	Netia Holdings SA	1,021,505	1,085,714
*	NG2 SA	64,565	681,856
	Orbis SA	137,403	1,509,643
	Pekaes SA	24,538	71,519
*	Polska Grupa Farmaceutyczna SA	33,497	307,989
*	Raciborska Fabryka Kotlow SA	245,241	506,021
	Sniezka SA	5,612	47,261
*	Stalexport SA	666,131	323,184

21

*	Synthos SA	1,813,162	338,873
*	Vistula Group SA	232,490	83,286
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,366,780
	Zaklady Azotowe Pulawy SA	11,032	249,406
	Zaklady Tluszcowe Kruszwica SA	37,250	533,531
	Zelmer SA	12,580	98,613

TOTAL — POLAND			17,783,042

SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
*	Adcock Ingram Holdings, Ltd.	138,376	683,344
	Adcorp Holdings, Ltd.	55,220	136,133
	Advtech, Ltd.	486,983	228,426
	Aeci, Ltd.	242,313	1,388,474
	Afgri, Ltd.	191,518	110,244
*	Aflease Gold, Ltd.	195,228	34,123
	African Oxygen, Ltd.	179,969	360,498
*	AG Industries, Ltd.	1,647,458	70,351
	Allied Electronics Corp., Ltd.	163,698	423,760
	Allied Technologies, Ltd.	44,296	299,406
	Argent Industrial, Ltd.	37,236	34,949
*	Argility, Ltd.	65,013	—
	Astral Foods, Ltd.	89,337	1,039,542
	Aveng, Ltd.	853,649	3,264,724
	AVI, Ltd.	45,572	88,281
*	Avusa, Ltd.	392,940	818,204
	Barloworld, Ltd.	444,844	1,881,389
*	Bell Equipment, Ltd.	158,539	103,366
	Business Connexion Group	229,687	90,768
	Capitec Bank Holdings, Ltd.	83,248	381,909
	Cashbuild, Ltd.	21,666	166,191
	Ceramic Industries, Ltd.	31,493	253,103
*	Cipla Medpro South Africa, Ltd.	185,301	90,515
	City Lodge Hotels, Ltd.	80,828	637,580
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	22,879
	Data Tec, Ltd.	183,285	360,830
	Datacentrix Holdings, Ltd.	20,000	8,021
	Delta Electrical Industries, Ltd.	83,032	85,562
	Dimension Data Holdings P.L.C.	3,458,471	2,587,466
	Distell Group, Ltd.	297,735	1,895,543
	Distribution & Warehousing Network, Ltd.	258,997	206,887
*	Dorbyl, Ltd.	222,291	80,897
	Durban Roodeport Deep, Ltd.	464,724	369,346
*	ElementOne, Ltd.	325,845	412,463
	Famous Brands, Ltd.	9,678	18,400
	Foschini, Ltd.	521,461	2,759,686
	Gold Reef Resorts, Ltd.	272,973	564,106
	Grindrod, Ltd.	1,607,864	2,634,920
	Group Five, Ltd.	285,294	1,061,260
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,687,860

22

	Hudaco Industries, Ltd.	45,654	262,967
	Hulamin, Ltd.	93,729	113,368
	Iliad Africa, Ltd.	314,538	240,781
	Illovo Sugar, Ltd.	196,265	599,103
	Imperial Holdings, Ltd.	473,889	3,036,115
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	4,653,662
*	JSE, Ltd.	217,995	1,337,937
*	Kap International Holdings, Ltd.	1,834,945	300,931
	Lewis Group, Ltd.	273,000	1,347,947
*	M Cubed Holdings, Ltd.	385,000	9,094
	Medi-Clinic Corp., Ltd.	273,196	660,106
*	Merafe Resources, Ltd.	4,526,666	418,714
*	Metorex, Ltd.	1,453,388	292,662
	Metropolitan Holdings, Ltd.	1,697,716	2,124,333
	Mondi, Ltd.	9,694	32,383
	Mr. Price Group, Ltd.	928,134	2,840,960
	Murray & Roberts Holdings, Ltd.	5,118	28,565
	Mustek, Ltd.	784,364	128,609
	Mvelaphanda Group, Ltd.	50,330	27,524
	Nampak, Ltd.	1,085,091	1,605,729
	Network Healthcare Holdings, Ltd.	849,829	931,966
	New Clicks Holdings, Ltd.	918,874	1,771,872
	Northam Platinum, Ltd.	68,532	226,589
	Nu-World Holdings, Ltd.	28,894	47,723
	Oceana Group, Ltd.	235,042	674,648
	Omnia Holdings, Ltd.	80,602	491,744
	Peregrine Holdings, Ltd.	481,947	367,008
	PSG Group, Ltd.	145,126	270,663
	Rainbow Chicken, Ltd.	58,476	111,421
*	Randgold & Exploration Co., Ltd.	60,670	—
	Raubex Group, Ltd.	192,298	496,289
	Redefine Income Fund, Ltd.	34,692	29,214
	Reunert, Ltd.	594,843	2,939,655
	Santam, Ltd.	61,865	568,834
*	SecureData Holdings, Ltd.	339,582	12,833
	Sentula Mining, Ltd.	825,428	297,034
*	Simmer & Jack Mines, Ltd.	1,028,144	330,545
	Spur Corp., Ltd.	53,697	51,843
	Sun International, Ltd.	181,940	1,723,715
*	Super Group, Ltd.	3,329,723	242,182
	The Spar Group, Ltd.	559,850	3,495,542
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	625,434	5,516,841
	Trans Hex Group, Ltd.	153,546	26,338
	Trencor, Ltd.	97,601	200,589
	UCS Group, Ltd.	144,872	22,192
	Value Group, Ltd.	321,111	113,389
*	Wesizwe Platinum, Ltd.	359,842	56,663
	Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,237,351
	Woolworths Holdings, Ltd.	2,268,438	3,199,912

TOTAL — SOUTH AFRICA			73,857,491

23

SOUTH KOREA — (12.9%)
COMMON STOCKS — (12.9%)
	Aekyung Petrochemical Co., Ltd.	7,150	106,482
*	Artone Paper Manufacturing Co., Ltd.	12,737	23,124
	Asia Cement Manufacturing Co., Ltd.	3,603	124,533
*	Asia Paper Manufacturing Co., Ltd.	8,880	53,908
*	Asiana Airlines, Inc.	176,710	571,649
*	AUK Corp.	2,160	3,957
	Baek Kwang Mineral Products Co., Ltd.	1,860	24,465
#	Bing Grae Co., Ltd.	12,140	381,220
	Bohae Brewery Co., Ltd.	1,100	13,867
*	Boo Kook Securities Co., Ltd.	7,410	138,575
	Boryung Pharmaceutical Co., Ltd.	3,586	73,090
* #	Bu Kwang Pharmaceutical Co., Ltd.	26,171	331,570
	Busan Bank	260,060	1,426,446
	BYC Co., Ltd.	710	71,095
	Byuck San Corp.	5,300	38,644
*	Byuck San Engineering and Construction Co., Ltd.	38,300	88,996
*	C & Heavy Industries Co., Ltd.	22,433	3,060
*	Capro Corp.	50,930	243,312
* #	Celrun Co., Ltd.	22,630	58,659
	Cheil Worldwide, Inc.	8,623	1,568,174
*	Cho Kwang Leather Co., Ltd.	10,640	54,439
	Cho Kwang Paint Co., Ltd.	12,070	28,271
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	36,830
#	Chong Kun Dang Pharmaceutical Corp.	22,392	336,049
*	Choongwae Holdings Co., Ltd.	5,482	32,902
	Choongwae Pharmaceutical Corp.	10,203	122,542
	Chosun Refractories Co., Ltd.	2,210	100,729
#	Chungho Comnet Co., Ltd.	2,320	25,746
#	CJ CGV Co., Ltd.	28,890	378,328
#	CJ Corp.	26,223	1,008,495
*	Cosmochemical Co., Ltd.	14,640	62,495
	Crown Confectionery Co., Ltd.	1,360	61,713
	Dae Dong Industrial Co., Ltd.	6,090	86,705
*	Dae Ho Corp.	543	55
	Dae Hyun Co., Ltd.	51,280	28,369
* #	Dae Sang Corp.	34,350	170,422
	Dae Won Kang Up Co., Ltd.	80,800	107,122
#	Daeduck Electronics Co., Ltd.	36,917	121,188
#	Daeduck Industries Co., Ltd.	21,536	117,142
	Daegu Bank Co., Ltd.	261,800	1,797,604
#	Daehan City Gas Co., Ltd.	11,541	241,081
* #	Daehan Fire & Marine Insurance Co., Ltd.	48,040	336,152
#	Daehan Flour Mills Co., Ltd.	2,110	215,398
	Daehan Synthetic Fiber Co., Ltd.	1,750	95,262
	Daekyo Co., Ltd.	98,400	480,933
*	Daekyung Machinery & Engineering Co., Ltd.	54,200	137,647
#	Daelim Industrial Co., Ltd.	56,180	2,727,306
	Daelim Trading Co., Ltd.	17,730	56,516

24

	Daesang Holdings Co., Ltd.	7,072	16,348
#	Daesung Industrial Co., Ltd.	6,130	355,608
* #	Daewoo Motor Sales Corp.	31,830	333,654
*	Daewoong Co., Ltd.	6,546	114,952
* #	Daewoong Pharmaceutical Co., Ltd.	11,178	511,337
	Dahaam E-Tec Co., Ltd.	2,200	49,932
*	Daishin Securities Co., Ltd.	91,200	1,268,628
*	Daiyang Metal Co., Ltd.	22,400	51,559
#	Daou Technology, Inc.	56,480	348,892
	Digital Power Communications Co., Ltd.	50,540	52,404
	Dong Ah Tire Industrial Co., Ltd.	22,245	143,715
	Dong Bu Insurance Co., Ltd.	42,460	873,347
	Dong IL Rubber Belt Co., Ltd.	13,290	19,917
* #	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	294,358
#	Dong-A Pharmaceutical Co., Ltd.	18,194	1,277,537
	Dongbang Agro Co., Ltd.	19,470	106,410
	Dongbang Transport Logistics Co., Ltd.	26,000	50,789
	Dongbu Corp.	25,950	226,752
*	Dongbu HiTek Co., Ltd.	32,873	243,492
* #	Dongbu Securities Co., Ltd.	35,541	199,256
#	Dongbu Steel Co., Ltd.	30,980	219,924
	Dong-Il Corp.	3,124	129,658
	Dongil Paper Manufacturing Co., Ltd.	37,700	31,679
#	Dongwon F&B Co., Ltd.	3,360	89,379
	Dongwon Industries Co., Ltd.	3,115	218,371
#	Dongwon Systems Corp.	138,447	164,583
	Dongyang Mechatronics Corp.	44,411	152,991
#	Doosan Construction & Engineering Co., Ltd.	83,770	496,815
	DPI Co., Ltd.	8,565	37,429
*	DuzonBIzon Co., Ltd.	29,690	23,106
#	E1 Corp.	7,720	450,273
*	Eagon Industrial Co., Ltd.	3,120	35,060
	e-Starco Co., Ltd.	59,320	47,472
	F&F Co., Ltd.	21,060	52,314
* #	First Fire & Marine Insurance Co., Ltd.	23,310	125,563
* #	Firstech Co., Ltd.	29,829	48,334
*	Foosung Co., Ltd.	46,809	148,779
	Fursys, Inc.	15,560	282,825
	Gaon Cable Co., Ltd.	4,470	111,358
#	GIIR, Inc.	14,410	101,609
#	Global & Yuasa Battery Co., Ltd.	16,060	373,419
#	Green Cross Corp.	6,272	501,133
	Green Cross Holdings Corp.	1,825	94,123
* #	Green Non-Life Insurance Co., Ltd.	4,877	24,265
#	Gwangju Shinsegae Co., Ltd.	1,820	164,467
	Halla Climate Control Corp.	106,070	727,417
	Halla Engineering & Construction Corp.	13,160	254,972
* #	Han All Pharmaceutical Co., Ltd.	34,948	147,853
#	Han Kuk Carbon Co., Ltd.	28,623	159,399
* #	Han Yang Securities Co., Ltd.	12,760	108,739
	Handok Pharmaceuticals Co., Ltd.	12,760	128,718
#	Handsome Corp.	34,799	256,348

25

#	Hanil Cement Manufacturing Co., Ltd.	11,411	743,618
	Hanil Construction Co., Ltd.	8,938	55,514
	Hanil E-Wha Co., Ltd.	38,970	80,048
*	Hanil Iron & Steel Co., Ltd.	2,450	26,061
#	Hanjin Transportation Co., Ltd.	13,211	329,340
	Hankook Cosmetics Co., Ltd.	25,320	61,439
	Hankook Shell Oil Co., Ltd.	1,620	97,472
*	Hankook Synthetics, Inc.	550	41
	Hankuk Electric Glass Co., Ltd.	3,760	75,139
	Hankuk Glass Industries, Inc.	12,660	230,363
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	159,643
#	Hanmi Pharm Co., Ltd.	14,831	1,585,683
*	Hansae Co., Ltd.	16,560	77,960
	Hansae Yes24 Holdings Co., Ltd.	5,520	14,432
	Hansol Chemical Co., Ltd.	12,170	81,593
	Hansol CSN Co., Ltd.	65,160	67,866
#	Hansol LCD, Inc.	5,777	112,075
*	Hansol Paper Co., Ltd.	53,310	394,019
#	Hanssem Co., Ltd.	30,600	177,893
	Hanwha Chemical Corp.	155,677	1,400,051
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	199,506
*	Hanwha Securities Co., Ltd.	65,931	564,565
	Hanwha Timeworld Co., Ltd.	5,120	38,661
* #	HeungKuk Fire & Marine Insurance Co., Ltd.	79,818	331,288
	Hite Holdings Co., Ltd.	12,830	324,078
* #	HMC Investment Securities Co., Ltd.	21,374	413,082
	Hotel Shilla Co., Ltd.	64,708	802,056
*	HS R&A Co., Ltd.	1,460	7,748
#	Huchems Fine Chemical Corp.	31,846	638,644
	Husteel Co., Ltd.	7,220	108,774
	Hwa Sung Industrial Co., Ltd.	12,520	62,155
	Hwacheon Machinery Works Co., Ltd.	2,200	23,817
	Hwashin Co., Ltd.	22,220	37,134
	Hyosung T & C Co., Ltd.	11,400	708,592
*	Hyundai Auton Co., Ltd.	235,770	735,073
*	Hyundai Cement Co., Ltd.	10,020	126,259
* #	Hyundai Corp.	21,801	319,120
	Hyundai Department Store Co., Ltd.	21,041	1,306,399
	Hyundai DSF Co., Ltd.	7,510	45,947
#	Hyundai Elevator Co., Ltd.	7,294	401,908
#	Hyundai H & S Co., Ltd.	6,210	280,301
#	Hyundai Hysco	91,740	661,696
#	Hyundai Marine & Fire Insurance Co., Ltd.	132,660	1,536,659
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	30,376
* #	IHQ, Inc.	22,450	23,881
*	Il Dong Pharmaceutical Co., Ltd.	7,553	240,330
	Il Sung Construction Co., Ltd.	4,300	23,960
*	Il Yang Pharmaceutical Co., Ltd.	19,910	437,869
*	Iljin Display Co., Ltd.	2,568	13,604
*	Iljin Electric Co., Ltd.	26,649	218,870
*	Iljin Holdings Co., Ltd.	27,632	83,383
	Ilshin Spinning Co., Ltd.	1,730	79,720

26

#	Ilsung Pharmaceutical Co., Ltd.	2,040	108,556
	InziControls Co., Ltd.	1,260	3,244
	IS Dongseo Co., Ltd.	7,558	54,515
#	ISU Chemical Co., Ltd.	7,920	84,569
	Jahwa Electronics Co., Ltd.	16,460	86,048
	Jeil Pharmaceutical Co.	18,840	136,207
#	Jeonbuk Bank, Ltd.	63,490	292,676
	Jinheung Mutual Savings Bank Co., Ltd.	24,579	62,645
	K.C. Tech Co., Ltd.	26,276	79,517
* #	Keangnam Enterprises, Ltd.	21,653	197,943
#	KEC Holdings Co., Ltd.	18,229	14,250
*	Kedcom Co., Ltd.	42,070	14,120
	KG Chemical Corp.	8,410	56,913
	KISCO Corp.	10,860	456,562
#	KISWIRE, Ltd.	16,702	659,641
#	Kolon Engineering & Construction Co., Ltd.	21,890	144,090
	Kolon Industries, Inc.	23,890	659,239
*	Korea Cast Iron Pipe Co., Ltd.	26,090	91,490
*	Korea Circuit Co., Ltd.	19,330	44,807
	Korea Cottrell Co., Ltd.	14,960	141,469
* #	Korea Development Co., Ltd.	14,820	83,234
*	Korea Development Leasing Corp.	4,545	98,283
#	Korea Electric Terminal Co., Ltd.	14,990	196,629
#	Korea Export Packing Industries Co., Ltd.	3,990	30,756
*	Korea Flange Co., Ltd.	6,900	63,302
*	Korea Green Paper Manufacturing Co., Ltd.	10,702	18,518
*	Korea Investment Holdings Co., Ltd.	15,000	379,967
	Korea Iron & Steel Co., Ltd.	3,289	146,327
#	Korea Komho Petrochemical Co., Ltd.	26,400	709,084
	Korea Line Corp.	13,950	827,282
	Korea Mutual Savings Bank	6,040	97,155
* #	Korea Petrochemical Industry Co., Ltd.	10,960	354,554
*	Korea Reinsurance Co., Ltd.	185,883	1,720,401
*	Korea Technology Industry Co., Ltd.	97,090	247,685
	Korea Zinc Co., Ltd.	17,132	1,852,091
	Korean Air Terminal Service Co., Ltd.	3,350	87,729
*	Korean French Banking Corp.	66,958	42,298
* #	KP Chemical Corp.	121,051	662,190
	KPX Chemical Co., Ltd.	3,250	109,724
	KPX Fine Chemical Co., Ltd.	3,171	113,219
	KPX Holdings Corp.	3,008	89,197
* #	KTB Securities Co., Ltd.	80,240	327,219
#	Kukdo Chemical Co., Ltd.	8,450	250,358
	Kukdong Oil & Chemicals Co., Ltd.	3,623	46,045
*	Kukje Pharm Ind. Co., Ltd.	14,141	33,097
	Kumbi Corp.	670	17,623
#	Kumho Electronics Co., Ltd.	7,292	214,134
	Kumho Industrial Co., Ltd.	46,110	830,311
*	Kumho Investment Bank	101,210	47,828
* #	Kumho Tire Co., Inc.	90,000	432,736
	Kumkang Industrial Co., Ltd.	5,810	53,247
	Kunsul Chemical Industrial Co., Ltd.	7,190	70,733

27

#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	195,850
	Kyeryong Construction Industrial Co., Ltd.	10,770	232,317
* #	Kyobo Securities Co., Ltd.	44,300	389,704
	Kyung Dong Navien Co., Ltd.	1,740	39,935
*	Kyungbang Co., Ltd.	1,100	110,639
	Kyungdong City Gas Co., Ltd.	2,270	87,005
	Kyung-in Synthetic Corp.	2,517	62,738
	Kyungnam Energy Co., Ltd.	28,770	61,886
	Lee Ku Industrial Co., Ltd.	35,635	28,164
#	LG Fashion Corp.	36,645	620,463
	LG International Corp.	65,552	1,054,527
* #	LG Life Sciences, Ltd.	26,935	1,294,955
#	LIG Insurance Co., Ltd.	79,960	1,004,099
	Lotte Chilsung Beverage Co., Ltd.	1,401	906,384
	Lotte Confectionary Co., Ltd.	990	797,028
#	Lotte Midopa Co., Ltd.	61,160	647,600
	Lotte Sam Kang Co., Ltd.	1,770	238,182
#	LS Industrial Systems Co., Ltd.	35,930	2,026,704
	Macquarie Korea Infrastructure Fund	24,591	90,749
	Manho Rope & Wire Co., Ltd.	3,950	54,931
#	Meritz Fire Marine Insurance Co., Ltd.	180,948	817,051
* #	Meritz Securities Co., Ltd.	278,555	263,431
	Miwon Commercial Co., Ltd.	831	36,673
*	Miwon Specialty Chemical Co., Ltd.	448	16,167
#	Moorim Paper Co., Ltd.	21,778	137,608
	Motonic Corp.	20,900	102,250
#	Namhae Chemical Corp.	63,074	1,109,267
* #	Namkwang Engineering & Construction Co., Ltd.	24,512	257,815
	Namyang Dairy Products Co., Ltd.	745	296,796
*	Nasan Co., Ltd.	23,824	23,187
	National Plastic Co., Ltd.	32,500	31,574
#	NCsoft Corp.	32,130	3,582,778
	Nexen Corp.	3,320	68,058
*	NH Investment & Securities Co., Ltd.	59,219	355,543
	Nong Shim Co., Ltd.	4,914	829,218
	Nong Shim Holdings Co., Ltd.	5,210	235,730
	Noroo Paint Co., Ltd.	14,277	34,410
*	ON*Media Corp.	106,370	237,651
#	ORION Corp.	7,780	1,188,804
	Ottogi Corp.	3,910	371,848
	Pacific Corp.	6,730	625,210
	Pacific Pharmaceutical Co., Ltd.	2,030	47,777
*	PaperCorea, Inc.	13,740	93,288
	Pohang Coated Steel Co., Ltd.	6,320	132,020
*	Poong Lim Industrial Co., Ltd.	31,880	77,260
* #	Poongsan Corp.	34,931	427,475
* #	Poongsan Holdings Corp.	6,567	92,245
*	Prime Entertainment Co., Ltd.	2,676	2,533
	Pulmuone Co., Ltd.	2,916	168,229
	Pum Yang Construction Co., Ltd.	8,260	65,293
	Pusan City Gas Co., Ltd.	14,730	241,514
*	Pyung Hwa Holdings Co., Ltd.	3,205	3,866

28

	Pyung Hwa Industrial Co., Ltd.	1,116	1,986
	S&T Corp.	93	2,120
* #	S&T Daewoo Co., Ltd.	12,330	153,682
#	S&T Dynamics Co., Ltd.	37,642	425,996
#	S&T holdings Co, Ltd.	31,368	300,388
#	S1 Corp.	28,093	1,029,522
*	Saehan Industries, Inc.	65,180	530,889
*	Saehan Media Corp.	15,530	34,963
*	Sajo Industries Co., Ltd.	5,990	120,080
*	Sajodaerim Corp.	4,770	67,167
#	Sam Jin Pharmaceutical Co., Ltd.	25,657	376,162
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	152,062
	Sam Whan Camus Co., Ltd.	5,270	30,807
	Sam Yung Trading Co., Ltd.	13,450	42,393
	Sambu Construction Co., Ltd.	10,903	241,854
#	Samchully Co., Ltd.	5,480	549,988
*	Samho International Co., Ltd.	12,681	45,991
	Samhwa Crown and Closure Co., Ltd.	730	9,833
	Samhwa Paints Industrial Co., Ltd.	26,400	76,813
*	Samick Musical Instruments Co., Ltd.	146,160	88,863
	Samsung Climate Control Co., Ltd.	6,810	32,143
	Samsung Fine Chemicals Co., Ltd.	37,500	1,471,369
	Samwhan Corp.	13,660	151,839
#	Samyang Corp.	8,990	268,462
	Samyang Foods Co., Ltd.	7,360	134,870
	Samyang Genex Co., Ltd.	4,026	180,923
	Samyang Tongsang Co., Ltd.	1,760	30,828
#	Samyoung Electronics Co., Ltd.	17,870	171,919
#	Seah Besteel Corp.	21,720	280,367
	SeAH Holdings Corp.	4,622	249,288
	SeAH Steel Corp.	6,214	211,534
	Sebang Co., Ltd.	15,655	154,901
	Sejong Industrial Co., Ltd.	21,610	81,539
#	Seoul City Gas Co., Ltd.	3,590	156,042
* #	Seoul Securities Co., Ltd.	447,434	400,536
*	Serim Paper Manufacturing Co., Ltd.	24,240	70,045
#	Sewon Cellontech Co., Ltd.	50,071	457,432
*	SGWICUS Corp.	16,060	26,950
*	SH Chemical Co., Ltd.	148,722	71,964
	Shin Won Corp.	60,100	66,350
*	Shin Young Securities Co., Ltd.	10,600	337,605
	Shinhan Engineering & Construction Co., Ltd.	3,676	47,410
*	Shinil Engineering Co., Ltd.	4,010	19,164
	Shinpoong Pharmaceutical Co., Ltd.	4,680	93,446
	Shinsegae Engineering & Construction Co., Ltd.	2,990	35,177
	Shinsung Engineering Co., Ltd.	7,604	22,232
	Shinsung FA Co., Ltd.	7,604	19,810
#	Shinsung Holdings Co., Ltd.	22,320	112,825
#	Sindo Ricoh Co., Ltd.	11,169	496,221
#	SJM Co., Ltd.	22,510	76,520
#	SK Chemicals Co., Ltd.	22,820	1,018,266
	SK Energy Co., Ltd.	12	941

29

	SK Gas Co., Ltd.	9,960	418,114
#	SKC Co., Ltd.	36,520	654,116
*	SL Corp.	19,820	56,007
	Solomon Mutual Savings Bank	11,267	51,050
*	Songwon Industrial Co., Ltd.	12,420	108,149
*	Ssangyong Cement Industry Co., Ltd.	79,381	592,653
	Ssangyong Corp.	8,372	101,988
#	STX Corp.	31,266	763,803
#	STX Engine Co., Ltd.	42,322	1,041,446
#	STX Offshore & Shipbuilding Co., Ltd.	104,630	1,760,799
	Suheung Capsule Co., Ltd.	16,030	93,840
*	Sung Shin Cement Co., Ltd.	16,490	106,758
*	Sungchang Enterprise Holdings, Ltd.	6,150	100,397
* #	Sungwon Corp.	49,310	186,378
*	Sunjin Co., Ltd.	2,840	49,608
* #	Sunkyong Securities Co., Ltd.	382,400	838,846
	Tae Kwang Industrial Co., Ltd.	880	439,668
	Tae Kyung Industrial Co., Ltd.	29,140	122,160
	Taegu Department Store	13,040	107,203
#	Taeyoung Engineering & Construction	90,740	516,072
	Tai Han Electric Wire Co., Ltd.	46,650	925,594
	Tai Lim Packaging Industries Co., Ltd.	62,000	45,589
	TCC Steel	3,269	54,271
*	Tec & Co.	25,071	53,886
	Telcoware Co., Ltd.	9,000	52,351
* #	Tong Yang Major Corp.	70,586	248,017
* #	Tong Yang Securities, Inc.	146,666	1,192,087
*	Trigem Computer, Inc.	13	—
*	TRYBRANDS, Inc.	13,297	35,297
	TS Corp.	5,500	226,843
#	Uangel Corp.	12,280	62,431
	Unid Co., Ltd.	6,000	189,053
	Union Steel Manufacturing Co., Ltd.	13,912	191,624
	Whanin Pharmaceutical Co., Ltd.	13,650	149,105
	Woongjin Thinkbig Co., Ltd.	34,669	587,853
*	Woongjin.Com Co., Ltd.	62,107	615,760
#	Woori Financial Co., Ltd.	20,620	85,113
	WooSung Feed Co., Ltd.	17,000	17,555
	YESCO Co., Ltd.	5,950	124,780
	Yoosung Enterprise Co., Ltd.	33,540	68,483
#	Youlchon Chemical Co., Ltd.	32,710	188,675
*	Young Poong Mining & Construction Corp.	1,580	68
	Young Poong Paper Manufacturing Co., Ltd.	2,170	28,767
	Youngbo Chemical Co., Ltd.	12,640	17,522
	Youngone Corp.	75,880	581,737
	Youngpoong Corp.	2,040	748,517
	Yuhan Corp.	10,965	1,695,034
*	Yuhwa Securities Co., Ltd.	12,910	145,264
* #	Yungjin Pharm Co., Ltd.	95,136	113,445
*	Yuyang Telecom Co., Ltd.	5,530	36,471
*	ZeroOne Interactive Co., Ltd.	16,000	3,738
TOTAL COMMON STOCKS			106,737,582

30

RIGHTS/WARRANTS — (0.0%)
*	Seha Corp. Rights 05/15/09	7,358	6,596

TOTAL — SOUTH KOREA			106,744,178

TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
*	A.G.V. Products Corp.	741,782	210,845
	Aaeon Technology, Inc.	169,313	221,982
	Ability Enterprise Co., Ltd.	730,171	730,523
	Abocom Systems, Inc.	470	108
	Acbel Polytech, Inc.	773,731	472,598
	Altek Corp.	499,202	493,086
	Ampoc Far East Co., Ltd.	158,444	41,822
	Amtran Technology Co., Ltd.	1,045,503	472,235
	Apex Biotechnology Corp.	178,592	306,256
*	Apex Science & Engineering Corp.	124,000	35,565
*	Arima Computer Corp.	820,840	108,723
*	Arima Optoelectronics Corp.	92,594	26,177
	Asia Chemical Corp.	559,000	206,591
	Asia Polymer Corp.	495,936	254,739
	Asia Vital Components Co., Ltd.	362,569	201,915
	Aten International Co., Ltd.	184,560	247,188
	Aurora Corp.	541,499	500,630
	Aurora Systems Corp.	244,244	143,995
	Avermedia Technologies, Inc.	358,858	393,227
*	Behavior Tech Computer Corp.	775	52
	Bes Engineering Corp.	2,691,750	657,110
	Biostar Microtech International Corp.	231,975	95,526
	C Sun Manufacturing, Ltd.	248,878	78,695
*	Carnival Industrial Corp.	656,000	106,413
	Cathay Real Estate Development Co., Ltd.	9,000	2,743
	Central Reinsurance Co., Ltd.	826,402	256,986
	Chain Qui Development Co., Ltd.	226,083	117,233
	Champion Building Materials Co., Ltd.	545,759	170,744
	Charoen Pokphand Enterprises Co., Ltd.	351,000	171,953
	Cheng Loong Corp.	1,760,330	432,092
	Chenming Mold Industrial Corp.	276,437	78,964
*	Chia Her Industrial Co., Ltd.	323,400	18,347
*	Chia Hsin Cement Corp.	1,068,304	539,270
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,257
	Chicony Electronics Co., Ltd.	609,652	995,823
	Chilisin Electronics Corp.	207,535	65,947
	China Chemical & Pharmaceutical Co.	408,000	266,078
	China Ecotek Corp.	170,000	184,101
	China Electric Manufacturing Co., Ltd.	694,900	276,754
*	China General Plastics Corp.	665,000	214,805
	China Glaze Co., Ltd.	329,423	79,877
	China Hi-Ment Corp.	396,348	501,649
*	China Life Insurance Co., Ltd.	1,647,177	701,892

31

	China Man-Made Fiber Co., Ltd.	2,399,879	407,006
	China Metal Products Co., Ltd.	417,825	331,919
	China Motor Co., Ltd.	115,000	48,837
*	China Rebar Co., Ltd.	55,174	7,540
	China Steel Chemical Corp.	412,554	782,548
	China Steel Structure Co., Ltd.	232,000	125,743
	China Synthetic Rubber Corp.	712,954	704,952
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	91,550
	Chinese Maritime Transport, Ltd.	446,850	1,107,400
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	41,115
	Chin-Poon Industrial Co., Ltd.	558,649	247,601
*	Chou Chin Industrial Co., Ltd.	825	—
	Chroma Ate, Inc.	553,532	531,643
	Chun Yu Works & Co., Ltd.	469,000	169,346
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	327,554
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	378,734
	Chung Hwa Pulp Corp.	843,594	261,048
*	CMC Magnetics Corp.	1,700,000	360,905
	Collins Co., Ltd.	462,700	112,791
	Compal Communications, Inc.	223,000	172,016
	Compeq Manufacturing Co., Ltd.	2,207,000	564,675
	Continental Engineering Corp.	1,297,067	396,519
	Cosmo Electronics Corp.	207,900	193,775
*	Cosmos Bank Taiwan	575,090	47,485
	CTCI Corp.	950,013	701,362
	CX Technology Co., Ltd.	108,368	36,307
	Cybertan Technology, Inc.	424,372	471,329
	Cyntec Co., Ltd.	319,324	464,318
	Da-Cin Construction Co., Ltd.	482,711	228,789
	De Licacy Industries Co., Ltd.	100,000	16,491
*	Delpha Construction Co., Ltd.	462,000	75,760
*	Der Pao Construction Co., Ltd.	476,000	11,802
	Diamond Flower Electric Instrument Co., Ltd.	201,509	245,134
	D-Link Corp.	788,303	569,293
	Eastern Media International Corp.	2,366,337	405,713
	Eclat Textile Co., Ltd.	236,196	108,672
	Edom Technology Co., Ltd.	238,776	65,181
	Elan Microelectronics Corp.	598,728	594,771
	E-Lead Electronic Co., Ltd.	82,942	37,779
	Elite Material Co., Ltd.	337,544	141,076
	Elite Semiconductor Memory Technology, Inc.	53,200	50,975
	Elitegroup Computer Systems Co., Ltd.	155,182	50,295
	Enlight Corp.	149,899	4,047
*	EnTie Commercial Bank	293,603	79,132
	Eternal Chemical Co., Ltd.	429,000	308,246
	Everest Textile Co., Ltd.	830,562	150,893
	Evergreen International Storage & Transport Corp.	1,691,000	1,145,345
	Everlight Chemical Industrial Corp.	655,000	214,088
*	Evertop Wire Cable Corp.	290,461	45,772
	Excel Cell Electronics Co., Ltd.	143,000	44,253
*	Far Eastern International Bank	381,048	75,083

32

	Federal Corp.	742,244	275,514
	Feng Hsin Iron & Steel Co., Ltd.	100	123
	Feng Tay Enterprise Co., Ltd.	791,561	488,264
*	FIC Global, Inc.	27,289	3,691
	First Copper Technology Co., Ltd.	703,000	154,107
	First Hotel	386,323	300,180
	First Steamship Co., Ltd.	304,000	383,709
	Flytech Technology Co., Ltd.	123,750	229,476
	Formosa Epitaxy, Inc.	226,758	194,146
	Formosan Rubber Group, Inc.	841,000	398,769
	Fortune Electric Co., Ltd.	415,800	459,002
*	Fu I Industrial Co., Ltd.	97,900	21,348
	Fwuson Industry Co., Ltd.	466,590	119,781
	G Shank Enterprise Co., Ltd.	325,256	169,648
	G.T.M. Corp.	338,000	113,385
	Gem Terminal Industries Co., Ltd.	293,579	156,638
	Giant Manufacture Co., Ltd.	528,328	1,248,700
	Giga-Byte Technology Co., Ltd.	1,390,800	967,943
	Globe Union Industrial Corp.	426,944	243,897
	Gold Circuit Electronics, Ltd.	839,056	264,773
	Goldsun Development & Construction Co., Ltd.	2,083,478	809,932
	Good Will Instrument Co., Ltd.	141,120	65,662
*	Grand Pacific Petrochemical Corp.	1,130,000	296,017
	Grape King, Inc.	183,000	125,839
	Great China Metal Industry Co., Ltd.	462,000	245,811
	Great Taipei Gas Co., Ltd.	820,000	360,457
	Great Wall Enterprise Co., Ltd.	753,992	783,674
	Greatek Co., Ltd.	815,020	663,539
	Hanpin Co., Ltd.	151,000	60,622
	Hey Song Corp.	765,000	305,772
	Highwealth Construction Corp.	992,299	786,343
*	Hitron Technologies, Inc.	169,000	54,554
*	Ho Tung Holding Corp.	951,486	278,006
*	Hocheng Corp.	542,700	126,569
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	113,112
	Hong Tai Electric Industrial Co., Ltd.	567,000	169,471
	Hong Yi Fiber Industry Co., Ltd.	216,000	39,851
	Honmyue Enterprise Co., Ltd.	262,080	37,986
	Hota Industrial Manufacturing Co., Ltd.	228,067	74,556
	Hsin Kuang Steel Co., Ltd.	395,495	206,108
	Hsing Ta Cement Co., Ltd.	620,000	178,150
	Hua Eng Wire & Cable Co., Ltd.	988,565	187,025
	Huang Hsiang Construction Corp.	112,000	90,267
	Hung Ching Development & Construction Co., Ltd.	449,000	88,745
	Hung Poo Construction Corp.	490,658	454,403
*	Hwa Fong Rubber Co., Ltd.	471,670	145,567
	I-Chiun Precision Industry Co., Ltd.	247,018	171,920
	Infortrend Technology, Inc.	422,273	491,982
	ITE Technology, Inc.	186,408	322,910
	Jui Li Enterprise Co., Ltd.	346,080	84,664
	K Laser Technology, Inc.	295,693	124,606
	Kang Na Hsiung Co., Ltd.	302,000	175,859

33

*	Kao Hsing Chang Iron & Steel Corp.	784,000	131,729
	Kaulin Manufacturing Co., Ltd.	274,330	118,981
	Kee Tai Properties Co., Ltd.	791,426	266,902
*	Kenda Rubber Industrial Co., Ltd.	792,144	667,323
	King Yuan Electronics Co., Ltd.	2,111,700	632,669
	Kingdom Construction Co., Ltd.	889,000	324,099
*	King’s Town Bank	1,795,701	394,977
*	King’s Town Construction Co., Ltd.	545,359	294,988
	Kinpo Electronics, Inc.	2,658,157	666,088
	Kinsus Interconnect Technology Corp.	270,000	487,329
	Knowledge-Yield-Excellence Systems Corp.	378,428	297,883
	Kung Long Batteries Industrial Co., Ltd.	64,000	34,609
	Kuoyang Construction Co., Ltd.	687,000	221,882
*	Kwong Fong Industries Corp.	996,000	153,658
	Lan Fa Textile Co., Ltd.	618,423	119,191
*	Lead Data Co., Ltd.	617,920	79,850
	Leader Electronics, Inc.	56,415	24,400
*	Leadtek Research, Inc.	6,961	1,258
*	Lealea Enterprise Co., Ltd.	1,198,050	167,445
	Lee Chang Yung Chemical Industry Corp.	1,206,157	1,047,510
	Lee Chi Enterprises Co., Ltd.	326,000	105,934
*	Leofoo Development Co., Ltd.	507,000	262,251
	Les Enphants Co., Ltd.	297,944	185,884
*	Li Peng Enterprise Co., Ltd.	967,824	128,794
	Lien Hwa Industrial Corp.	1,143,752	488,675
	Lingsen Precision Industries, Ltd.	496,575	138,572
	Long Bon Development Co., Ltd.	797,945	177,753
*	Long Chen Paper Co., Ltd.	866,062	187,280
	Lucky Cement Corp.	620,000	131,497
	Makalot Industrial Co., Ltd.	237,202	290,043
	Mayer Steel Pipe Corp.	256,584	114,183
	Maywufa Co., Ltd.	67,632	37,514
	Meiloon Co., Ltd.	399,053	108,591
	Mercuries & Associates, Ltd.	987,477	375,063
*	Mercuries Data Co., Ltd.	285,292	58,932
	Merida Industry Co., Ltd.	375,800	535,210
	Merry Electronics Co., Ltd.	31,363	30,779
	Microelectronics Technology, Inc.	665,000	299,646
	Micro-Star International Co., Ltd.	1,716,345	1,052,511
*	Microtek International, Inc.	387,000	45,500
	Min Aik Technology Co., Ltd.	195,058	210,392
	Mirle Automation Corp.	250,568	170,208
	Mitac Technology Corp.	679,360	362,221
	Mobiletron Electronics Co., Ltd.	135,000	63,148
	Mospec Seminconductor Corp.	117,000	48,795
*	Mustek Systems, Inc.	333,082	18,642
	Nak Sealing Technologies Corp.	121,954	105,410
*	Namchow Chemical Industrial Co., Ltd.	473,000	95,056
	Nankang Rubber Tire Co., Ltd.	1,011,622	739,084
	Nantex Industry Co., Ltd.	421,421	315,264
	National Petroleum Co., Ltd.	455,824	354,415
*	New Asia Construction & Development Co., Ltd.	133,618	26,327

34

*	Ocean Plastics Co., Ltd.	342,200	143,523
*	Optimax Technology Corp.	674	32
	Opto Tech Corp.	714,886	385,287
	Oriental Union Chemical Corp.	1,095,788	587,335
*	Pacific Construction Co., Ltd.	1,054,000	86,178
	Pan Jit International, Inc.	463,318	227,449
	Pan-International Industrial Corp.	434,700	456,304
*	PC Home Online	49,000	49,159
	Phihong Technology Co., Ltd.	585,001	199,447
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	427,385
*	Potrans Electrical Corp.	228,000	30,057
	Prince Housing & Development Corp.	1,616,398	437,887
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	76,911
*	Promise Technology, Inc.	220,100	105,116
*	Protop Technology Co., Ltd.	192,000	1,223
*	Quintain Steel Co., Ltd.	613,000	116,926
	Radium Life Tech Corp.	805,769	353,552
	Ralec Electronic Corp.	91,717	62,809
*	Rectron, Ltd.	236	26
*	Rexon Industrial Corp., Ltd.	469,000	69,328
*	Ritek Corp.	4,755,000	1,000,891
	Ruentex Development Co., Ltd.	886,000	624,414
	Ruentex Industries, Ltd.	1,279,000	1,065,147
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	336,079
	San Fang Chemical Industry Co., Ltd.	280,108	205,286
	Sanyang Industrial Co., Ltd.	1,402,046	405,144
	Sanyo Electric Co., Ltd.	503,000	377,892
	SDI Corp.	274,000	114,396
	Senao International Co., Ltd.	375,541	470,790
	Sheng Yu Steel Co., Ltd.	552,980	381,036
	Shihlin Electric & Engineering Corp.	895,000	894,475
*	Shihlin Paper Corp.	418,000	423,987
	Shin Shin Co., Ltd.	49,000	28,311
	Shinkong Co., Ltd.	542,131	185,079
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	437,331
	Shuttle, Inc.	290,152	96,739
	Sigurd Microelectronics Corp.	424,974	130,144
	Silitech Technology Corp.	245,199	493,397
	Sincere Navigation Corp.	786	741
	Sinkang Industries Co., Ltd.	259,805	84,049
	Sinkong Spinning Co., Ltd.	469,542	271,373
	Sinon Corp.	551,000	247,721
*	Sintek Photronics Corp.	950,045	346,616
	Sinyi Realty, Inc.	317,474	402,113
	Siward Crystal Technology Co., Ltd.	191,441	67,698
	Solomon Technology Corp.	351,091	92,478
	South East Soda Manufacturing Co., Ltd.	279,250	239,355
	Southeast Cement Co., Ltd.	899,700	243,493
	SPI Electronic Co., Ltd.	274,689	216,181

35

	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	178,206
	Standard Foods Taiwan, Ltd.	531,000	500,552
	Stark Technology, Inc.	226,860	113,969
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	190,457
	Sunrex Technology Corp.	612,736	500,333
*	Syscom Computer Engineering Co.	140,000	37,263
	Sysware Systex Corp.	261,388	162,470
*	T JOIN Transportation Co., Ltd.	802,000	395,207
	Ta Chen Stainless Pipe Co., Ltd.	30,197	15,893
*	Ta Chong Bank, Ltd.	3,172,212	467,872
	Ta Ya Electric Wire & Cable Co., Ltd.	884,858	162,185
	Ta Yih Industrial Co., Ltd.	194,000	96,024
	Tah Hsin Industrial Corp.	447,000	258,810
	Ta-I Technology Co., Ltd.	232,640	119,217
	Taichung Commercial Bank	2,300,841	525,071
	Tainan Enterprises Co., Ltd.	250,829	158,848
	Tainan Spinning Co., Ltd.	2,480,000	594,188
*	Taisun Enterprise Co., Ltd.	542,000	150,831
	Taita Chemical Co., Ltd.	452,170	102,394
	Taiwan Acceptance Corp.	229,480	166,663
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	260,164
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,858
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	422,091
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	141,213
*	Taiwan Kolin Co., Ltd.	1,356,000	28,700
	Taiwan Life Insurance Co., Ltd.	964,816	506,357
	Taiwan Line Tek Electronic Co., Ltd.	74,524	53,114
	Taiwan Mask Corp.	528,720	187,413
	Taiwan Navigation Co., Ltd.	598,777	974,679
	Taiwan Paiho Co., Ltd.	438,253	165,857
*	Taiwan Pulp & Paper Corp.	618,000	169,966
	Taiwan Sakura Corp.	415,182	157,823
	Taiwan Secom Co., Ltd.	710,332	1,070,915
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	277,311
	Taiwan Styrene Monomer Corp.	987,303	379,555
*	Taiwan Tea Corp.	1,241,714	528,675
	Taiyen Biotech Co., Ltd.	438,000	207,146
*	Tecom, Ltd.	447,114	183,092
	Ten Ren Tea Co., Ltd.	123,980	106,645
	Test-Rite International Co., Ltd.	782,698	393,644
	The Ambassador Hotel	597,000	678,998
	The First Insurance Co., Ltd.	531,179	171,754
	Thinking Electronic Industrial Co., Ltd.	184,204	100,475
	Thye Ming Industrial Co., Ltd.	267,015	198,704
	Ton Yi Industrial Corp.	2,487,280	937,140
	Tsann Kuen Enterprise Co., Ltd.	324,642	242,177
	TTET Union Corp.	264,000	262,672
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	25,332
*	Twinhead International Corp.	500	49
	TYC Brother Industrial Co., Ltd.	492,146	314,065
*	Tycoons Group Enterprise Co., Ltd.	719,000	117,232
	Tyntek Corp.	436,250	201,934

36

	Tze Shin International Co., Ltd.	313,865	129,256
	Uniform Industrial Corp.	88,823	43,221
*	Union Bank of Taiwan	3,105,488	579,114
*	Union Insurance Co., Ltd.	79,732	65,351
	Unitech Electronics Co., Ltd.	313,505	134,915
	Unitech Printed Circuit Board Corp.	660,303	234,279
	United Integration Service Co., Ltd.	446,439	193,749
*	Universal Cement Corp.	944,191	389,216
	Universal Scientific Industrial Co., Ltd.	1,735,843	555,162
	Universal, Inc.	123,000	56,486
	UPC Technology Corp.	1,364,071	483,927
	USI Corp.	1,203,000	441,752
*	Ve Wong Corp.	311,000	170,257
*	Veutron Corp.	145,000	14,973
*	Visual Photonics Epitacy Co., Ltd.	182,813	114,058
	Walsin Technology Corp., Ltd.	1,100,544	342,560
	Wan Hwa Enterprise Co., Ltd.	467,729	177,688
	Waterland Financial Holdings	3,648,021	882,534
*	Wei Chih Steel Industrial Co., Ltd.	433,000	80,989
*	Wei Chuan Food Corp.	737,000	600,764
	Weltrend Semiconductor, Inc.	374,833	203,424
	Wintek Corp.	610,000	280,482
	Wistron NeWeb Corp.	298,288	301,798
	WPG Holdings Co., Ltd.	398,904	330,808
	Yageo Corp.	4,968,000	1,127,427
	Yeung Cyang Industrial Co., Ltd.	471,467	244,568
	Yieh Phui Enterprise Co., Ltd.	2,416,086	782,194
	Yosun Industrial Corp.	485,062	312,793
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	943,156
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	272,021
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	430,181
	Yung Tay Engineering Co., Ltd.	729,000	380,186
	Zig Sheng Industrial Co., Ltd.	809,759	117,090
	Zinwell Corp.	373,586	636,917
	Zippy Technology Corp.	217,948	96,135
	Zyxel Communication Corp.	974,430	551,848

TOTAL — TAIWAN			93,333,314

THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
	Aapico Hitech PCL (Foreign) NVDR	265,000	33,346
*	Adkinson Securities PCL (Foreign)	4,205,461	54,825
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	96,925
	Amata Corp. PCL (Foreign)	1,818,700	201,018
*	Apex Development PCL (Foreign)	3,536	2,158
*	Asian Property Development PCL (Foreign) NVDR	2,158,000	206,718
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	142,951
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	361,524
	Bangkok Expressway PCL (Foreign)	1,170,400	514,134
	Bangkok First Investment & Trust PCL (Foreign)	702,200	60,498
	Bangkok Insurance PCL (Foreign)	84,734	477,882

37

*	Bangkok Land PCL (Foreign) NVDR	21,859,870	154,881
*	Bangkok Rubber PCL (Foreign)	14,600	1,026
	Big C Supercenter PCL (Foreign)	7,000	8,283
*	Bualuang Securities PCL (Foreign)	240,000	72,099
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	240,612
	Capital Nomura Securities PCL (Foreign)	46,000	21,119
*	Central Paper Industry PCL (Foreign)	20	1,190
	Central Plaza Hotel PCL (Foreign)	916,100	78,927
*	Charoong Thai Wire & Cable PCL (Foreign)	672,400	56,407
	Dynasty Ceramic PCL (Foreign)	882,400	405,126
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	177,024
	Erawan Group PCL (Foreign)	4,046,270	152,516
	GMM Grammy PCL (Foreign)	928,000	328,752
*	Golden Land Property PCL (Foreign)	485,616	22,708
	Hana Microelectronics PCL (Foreign)	1,281,796	439,556
	Hermraj Land & Development PCL (Foreign)	1,860,000	28,465
	Home Product Center PCL (Foreign)	3,358,470	437,834
*	ICC International PCL (Foreign)	204,600	244,262
*	Indorama Polymers PCL (Foreign)	274,000	42,709
*	ITV PCL (Foreign)	2,785,600	82,893
	Jasmine International PCL (Foreign)	12,713,300	136,915
	Kang Yong Electric PCL (Foreign)	7,200	8,366
	KGI Securities One PCL (Foreign)	3,429,546	91,364
	Khon Kaen Sugar Industry PCL (Foreign)	730,000	161,372
	Kiatnakin Bank PCL (Foreign) NVDR	764,800	307,784
	Krungthai Card PCL (Foreign)	576,700	112,774
	Laguna Resorts & Hotels PCL (Foreign)	80,500	54,982
	Lalin Property PCL (Foreign)	1,650,500	70,164
	Lanna Resources PCL (Foreign)	548,800	108,873
*	Loxley PCL (Foreign)	3,228,020	182,968
	Major Cineplex Group PCL (Foreign)	1,494,300	271,036
	MBK Development PCL (Foreign)	330,900	487,652
	Minor Corp. PCL (Foreign)	350,180	70,463
	MK Real Estate Development PCL (Foreign)	1,960,260	73,888
*	Muang Thai Insurance PCL	19,588	25,675
	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	42,851
*	Nation Multimedia Group PCL (Foreign)	146,259	13,803
	Noble Development PCL (Foreign)	573,600	43,567
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	193,490
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	28,027
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,767
	Polyplex PCL (Foreign)	1,057,800	131,307
*	Power Line Engineering PCL (Foreign)	327,500	12,809
	Pranda Jewelry PCL (Foreign)	118,000	11,905
	Property Perfect PCL (Foreign)	1,745,800	147,442
*	Quality Houses PCL (Foreign)	11,876,300	366,875
*	Regional Container Lines PCL (Foreign)	1,112,300	217,511
	Robinson Department Store PCL (Foreign)	1,875,025	425,116
#	Rojana Industrial Park PCL (Foreign)	1,122,800	119,010
*	Saha Pathana Inter-Holding PCL (Foreign)	350,000	168,627
	Saha-Union PCL (Foreign)	636,600	243,562

38

	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	273,974
	Samart Corporation PCL (Foreign)	1,676,200	270,776
	Samart I-Mobile PCL (Foreign)	9,503,000	455,153
	Sammakorn PCL (Foreign)	75,000	2,763
	Sansiri PCL (Foreign)	2,621,166	151,543
	SC Asset Corp. PCL (Foreign)	580,100	113,439
	Seamico Securities PCL (Foreign)	529,922	26,733
	SE-Education PCL (Foreign)	253,600	48,873
	Serm Suk PCL (Foreign)	10,000	2,678
*	Siam Future Development PCL (Foreign)	220,000	18,954
	Siam Industrial Credit PCL (Foreign)	178,162	10,401
	Siam Makro PCL (Foreign)	355,600	692,858
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	3,107
	Sri Trang Agro Industry PCL (Foreign)	370,998	93,578
	Srithai Superware PCL (Foreign)	439,300	68,475
	Supalai PCL (Foreign)	2,640,533	176,609
*	SVOA PCL (Foreign)	1,007,100	18,267
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	273,797
	Thai Carbon Black PCL (Foreign)	87,900	32,136
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	650,376
	Thai Reinsurance PCL (Foreign)	1,484,700	194,397
*	Thai Rung Union Car PCL (Foreign)	759,600	36,597
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	245,906
	Thai Union Frozen Products PCL (Foreign)	343,000	213,859
	Thai Vegetable Oil PCL (Foreign)	1,087,875	332,976
*	Thai Wacoal PCL (Foreign)	78,000	85,660
	Thanachart Capital PCL (Foreign)	2,034,100	645,655
	Thoresen Thai Agencies PCL (Foreign)	286,000	132,929
* #	Ticon Industrial Connection PCL (Foreign)	1,026,600	205,116
*	Tipco Asphalt PCL (Foreign)	352,190	115,783
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	100,455
	Tisco Financial Group PCL (Foreign)	655,900	263,959
*	True Corp. PCL (Foreign)	4,082,100	195,515
*	TT&T PCL (Foreign)	449,400	7,769
*	Tycoons Worldwide Group PCL (Foreign)	804,700	96,468
*	Union Mosaic Industry PCL (Foreign)	681,900	11,402
	United Palm Oil Industry PCL (Foreign)	21,000	37,792
	Univanich Palm Oil PCL (Foreign)	30,000	58,665
	Univentures PCL (Foreign)	1,801,100	72,483
	Vanachai Group PCL (Foreign)	2,463,066	96,331
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	97,572
	Vinythai PCL (Foreign)	2,273,034	289,887
TOTAL COMMON STOCKS			16,405,979

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) (B1NBVQ9) Warrants 01/07/10	217,333	62
*	Bangkok Land PCL (Foreign) (B2R9Y45) Warrants 01/07/10	8,472,752	12,006
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	1,730,100	—
*	Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	217,575	11,716
* #	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	342,200	3,394
TOTAL RIGHTS/WARRANTS			27,178

TOTAL — THAILAND			16,433,157

39

TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	2
*	Adana Cimento Sanayi Ticaret A.S.	532,137	175,933
	Afyon Cimento Sanayii Ticaret A.S.	201	93,277
*	Ak-Al Tekstil A.S.	1	—
*	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	709,322
*	Akenerji Elektrik Uretim A.S.	80,193	413,579
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	244,949
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	34,682
	Alarko Holding A.S.	54,289	73,879
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
	Alkim Alkali Kimya A.S.	27,197	79,412
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	97,933
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	289,506
*	Anadolu Cam Sanayii A.S.	574,121	461,328
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	57,445
	Arcelik A.S	85,148	142,835
	Aselsan Elektronik Sanayi ve Ticaret A.S.	55,044	135,888
*	Ayen Enerji A.S.	133,075	164,979
	Aygaz A.S.	157,233	232,326
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	327,413
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	266,671
*	Bati Anabolu Cimento A.S.	110,525	403,019
*	Bati Soeke Cimento Sanayi A.S.	251,444	193,918
*	Bolu Cimento Sanayii A.S.	214,723	217,182
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	132,294
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	209,867
*	Boyner Buyuk Magazacilik A.S.	189,233	81,456
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	111,305
	Bursa Cimento Fabrikasi A.S.	173,040	593,122
	Celebi Hava Servisi A.S.	36,194	200,568
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
*	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	586,211
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	113,338
*	Dogan Gazetecilik A.S.	17,289	15,235
	Dogus Otomotiv Servis ve Ticaret A.S.	657,448	1,114,519
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	1,307,087
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	30,077
*	Goldas Kuyumculuk Sanayi A.S.	49,862	28,884

40

	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	126,540
*	GSD Holding A.S.	1	—
	Gubre Fabrikalari Ticaret A.S.	30,478	115,799
	Gunes Sigorta A.S.	143,245	124,180
	Hektas Ticaret T.A.S.	13,847	7,161
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	52,562
	Izmir Demir Celik Sanayii A.S.	114,538	134,732
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	352,850
	Karton Sanayi ve Ticaret A.S.	980	36,677
	Konya Cimento Sanayii A.S.	4,921	142,828
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	104,541	104,443
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	503,548
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	56,091
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	9
*	Mudurnu Tavukculuk A.S.	1,740	489
*	Nergis Holding A.S.	1,784	4,125
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	3,815
	Otobus Karoseri Sanayi A.S.	39,067	273,145
	Pinar Sut Mamulleri Sanayii A.S.	155,270	298,917
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,348
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	27,671
*	Sekerbank T.A.S.	99,407	95,377
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	397,897
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	33,805	31,285
*	Tekstil Bankasi A.S.	102,427	35,699
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	55,927	94,376
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	85,498	93,499
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	90,867
	Turcas Petrol A.S.	144,981	290,393
*	Turk Demir Dokum Fabrikalari A.S.	1	2
*	Turk Ekonomi Bankasi A.S.	220,000	127,805
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	517,270
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	235,659
*	Turkiye Sinai Kalkinma Bankasi A.S.	452,892	262,955
	Ulker Biskuvi Sanayi A.S.	125,020	185,891
*	Uzel Makina Sanayii A.S.	172,635	84,146
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	24,106
	Yapi Kredi Sigorta A.S.	102,412	431,216
TOTAL COMMON STOCKS			14,704,819

RIGHTS/WARRANTS — (0.0%)
*	Deva Holding A.S. Rights 05/05/09	64,797	137,672

TOTAL — TURKEY			14,842,491

41

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,475,000 FNMA 5.00%, 06/01/23, valued at $1,374,777) to be repurchased at $1,353,007	$1,353	1,353,000

Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§ @	DFA Short Term Investment Fund LP	92,464,501	92,464,501

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $3,192,493) to be repurchased at $3,129,910	$3,130	3,129,895
TOTAL SECURITIES LENDING COLLATERAL		95,594,396

TOTAL INVESTMENTS - (100.0%) (Cost $887,196,118)		$827,728,588

See accompanying Notes to Financial Statements.

42

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
* #	4Kids Entertainment, Inc.	842	$1,078
* #	99 Cents Only Stores	133,200	1,430,568
*	A.C. Moore Arts & Crafts, Inc.	25,417	74,980
	Aldila, Inc.	6,971	28,442
*	Alloy, Inc.	17,945	82,009
	American Greetings Corp. Class A	73,700	578,545
* #	America’s Car-Mart, Inc.	12,926	209,660
	Ameristar Casinos, Inc.	200	4,104
#	Arctic Cat, Inc.	20,766	83,064
	Asbury Automotive Group, Inc.	50,300	486,401
*	Ascent Media Corp. (043632108)	48	1,236
* #	Ascent Media Corp. (043632207)	114	172,368
*	ATC Technology Corp.	23,952	380,597
*	Audiovox Corp. Class A	23,689	131,711
* #	AutoNation, Inc.	305,400	5,408,634
*	Avatar Holdings, Inc.	21,050	391,109
*	Ballantyne of Omaha, Inc.	8,032	18,875
#	Barnes & Noble, Inc.	38,682	1,010,374
	Beasley Broadcast Group, Inc.	10,000	22,800
	bebe stores, inc.	1,900	17,480
* #	Benihana, Inc.	500	2,700
*	Benihana, Inc. Class A	300	1,569
#	Blockbuster, Inc. Class A	170,000	136,000
*	Bluegreen Corp.	18,575	35,478
	Blyth, Inc.	4,825	212,686
#	Bob Evans Farms, Inc.	54,784	1,328,512
#	Bon-Ton Stores, Inc.	14,849	43,805
	Books-A-Million, Inc.	21,400	122,836
#	Boyd Gaming Corp.	7,800	71,682
#	Brookfield Homes Corp.	39,865	209,291
#	Brown Shoe Company, Inc.	74,175	476,945
	Brunswick Corp.	112,200	670,956
* #	Build-A-Bear-Workshop, Inc.	25,190	137,537
#	Bunge, Ltd.	71,000	3,408,710
* #	Cabela’s, Inc.	109,175	1,398,532
*	Cache, Inc.	9,000	40,950
* #	California Coastal Communities, Inc.	3,309	4,401
	Callaway Golf Co.	94,070	710,228
	Canterbury Park Holding Corp.	2,755	16,530
	Carmike Cinemas, Inc.	9,700	39,576
#	Carnival Corp.	688,708	18,512,471
*	Carriage Services, Inc.	19,056	50,117
*	Cavalier Homes, Inc.	22,751	37,767

1

*	Cavco Industries, Inc.	9,633	225,798
	CBS Corp. Class B	483,866	3,406,417
#	Centex Corp.	142,760	1,561,794
* #	Chico’s FAS, Inc.	197,200	1,506,608
	Christopher & Banks Corp.	56,231	312,644
	Churchill Downs, Inc.	1,337	46,541
	Cinemark Holdings, Inc.	82,874	737,579
#	Coachmen Industries, Inc.	5,300	4,478
*	Coldwater Creek, Inc.	1,100	3,795
#	Columbia Sportswear Co.	13,613	418,191
	Comcast Corp. Class A	3,570,978	55,207,320
	Comcast Corp. Special Class A	1,432,185	21,024,476
*	Concord Camera Corp.	1	1
* #	Conn’s, Inc.	38,000	624,720
#	Cooper Tire & Rubber Co.	158,988	1,314,831
*	Cox Radio, Inc.	61,500	295,200
	Craftmade International, Inc.	2,799	5,766
	CSS Industries, Inc.	18,850	374,361
*	Culp, Inc.	21,913	96,636
* #	Cumulus Media, Inc. Class A	9,417	11,583
*	Cybex International, Inc.	30,133	32,996
#	D.R. Horton, Inc.	121,320	1,583,226
*	dELiA*s, Inc.	22,143	47,607
*	Delta Apparel, Inc.	6,832	40,924
* #	Design Within Reach, Inc.	16,861	14,669
*	Destination Maternity Corp.	11,818	158,598
* #	Diedrich Coffee, Inc.	1,892	18,390
#	Dillards, Inc. Class A	120,300	927,513
#	DineEquity, Inc.	49,683	1,591,843
* #	Discovery Communications, Inc. (25470F104)	40,480	768,715
* #	Discovery Communications, Inc. (25470F203)	3,937	75,177
*	Discovery Communications, Inc. (25470F302)	163,880	2,871,178
#	Disney (Walt) Co.	871,029	19,075,535
*	Dixie Group, Inc.	11,800	22,892
*	Dorman Products, Inc.	12,347	132,113
	Dover Motorsports, Inc.	15,900	25,281
* #	Dr Pepper Snapple Group, Inc.	77,894	1,613,185
* #	Drew Industries, Inc.	57,500	821,100
* #	DSW, Inc.	2,000	21,740
*	Duckwall-ALCO Stores, Inc.	700	7,910
#	Eastman Kodak Co.	278,700	850,035
	Educational Development Corp.	2,100	11,760
*	Emerson Radio Corp.	2,074	1,327
#	Ethan Allen Interiors, Inc.	20,300	273,035
* #	Expedia, Inc.	87,526	1,191,229
*	Famous Dave’s of America, Inc.	100	676
	Finish Line, Inc. Class A	112,109	952,926
	Fisher Communications, Inc.	15,023	181,177
*	Flanigan’s Enterprises, Inc.	865	4,022
	Flexsteel Industries, Inc.	1,719	12,222
#	Foot Locker, Inc.	211,664	2,516,685
	Fortune Brands, Inc.	149,626	5,881,798
*	Franklin Covey Co.	11,716	49,090
*	Franklin Electronic Publishers, Inc.	4,850	3,880
#	Fred’s, Inc.	41,937	572,859

2

	Frisch’s Restaurants, Inc.	600	15,030
	Furniture Brands International, Inc.	71,463	225,823
*	GameTech International, Inc.	5,360	7,182
* #	Gander Mountain Co.	43,992	171,569
#	Gannett Co., Inc.	85,122	332,827
* #	Gaylord Entertainment Co.	28,382	395,645
* #	Genesco, Inc.	51,445	1,171,917
*	Gentek, Inc.	8,444	161,196
*	G-III Apparel Group, Ltd.	19,700	157,994
*	Goodyear Tire & Rubber Co.	73,246	804,974
#	Group 1 Automotive, Inc.	63,000	1,341,900
*	Harris Interactive, Inc.	30,451	12,180
	Harte-Hanks, Inc.	6,300	52,038
*	Hastings Entertainment, Inc.	1,572	5,659
#	Haverty Furniture Co., Inc.	46,379	503,212
	Hearst-Argyle Television, Inc.	78,353	352,588
	Heelys, Inc.	24,820	45,421
* #	Helen of Troy, Ltd.	64,389	1,027,005
*	Hollywood Media Corp.	28,505	27,365
	Hooker Furniture Corp.	4,341	50,877
* #	Hot Topic, Inc.	1,540	18,850
*	HSN, Inc.	68,956	476,486
* #	Iconix Brand Group, Inc.	95,450	1,361,117
* #	Isle of Capri Casinos, Inc.	15,000	161,100
*	J. Alexander’s Corp.	9,296	37,184
#	J.C. Penney Co., Inc.	220,404	6,764,199
* #	JAKKS Pacific, Inc.	18,275	231,179
* #	Jarden Corp.	108,050	2,171,805
*	Jo-Ann Stores, Inc.	47,950	878,444
#	Johnson Controls, Inc.	3,600	68,436
	Johnson Outdoors, Inc.	12,128	76,892
	Jones Apparel Group, Inc.	35,815	330,931
	Kenneth Cole Productions, Inc. Class A	12,274	84,936
	Kimball International, Inc. Class B	28,687	157,492
	KSW, Inc.	446	1,209
	K-Swiss, Inc. Class A	11,908	119,556
	LaCrosse Footwear, Inc.	495	3,816
*	Lakeland Industries, Inc.	11,757	88,060
*	Lakes Entertainment, Inc.	24,888	78,148
#	Landry’s Restaurants, Inc.	25,100	229,414
*	Lazare Kaplan International, Inc.	12,780	17,125
	Lennar Corp. Class A	160,100	1,559,374
*	Liberty Global, Inc. Class A	62,481	1,030,312
* #	Liberty Global, Inc. Series C	57,137	934,761
*	Liberty Media Corp. - Entertainment Class A	578,364	14,083,163
*	Liberty Media Corp. - Entertainment Class B	17,188	432,622
*	Liberty Media Corp. Capital Class A	217,289	2,542,281
*	Liberty Media Corp. Capital Class B	6,066	74,339
* #	Liberty Media Corp. Interactive Class A	882,463	4,677,054
*	Liberty Media Corp. Interactive Class B	35,506	194,218
#	Lifetime Brands, Inc.	12,558	35,288
#	Lithia Motors, Inc. Class A	37,982	110,907
* #	Live Nation, Inc.	130,962	512,061
* #	Lodgian, Inc.	21,628	55,584
*	Luby’s, Inc.	48,862	261,900

3

#	M/I Homes, Inc.	37,930	579,191
*	Mace Security International, Inc.	5,391	4,798
#	Macy’s, Inc.	391,800	5,359,824
* #	MarineMax, Inc.	11,000	50,050
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	111,241
#	Meredith Corp.	58,650	1,470,942
* #	Meritage Homes Corp.	61,660	1,283,145
	Modine Manufacturing Co.	42,200	161,204
* #	Mohawk Industries, Inc.	98,740	4,671,389
*	Morton’s Restaurant Group, Inc.	17,295	80,249
	Movado Group, Inc.	31,700	290,689
*	MTR Gaming Group, Inc.	35,575	73,284
* #	Multimedia Games, Inc.	34,039	72,163
	Nautilus Group, Inc.	24,965	24,965
	New Frontier Media, Inc.	22,735	44,561
*	New Motion, Inc.	7,832	7,284
*	New York & Co., Inc.	33,100	191,980
#	News Corp. Class A	1,864,745	15,402,794
#	News Corp. Class B	855,872	7,805,553
*	Office Depot, Inc.	233,937	605,897
	OfficeMax, Inc.	6,700	49,915
*	Orbitz Worldwide, Inc.	49,372	93,807
#	Orleans Homebuilders, Inc.	21,971	46,139
	O’Charleys, Inc.	28,308	197,307
* #	Outdoor Channel Holdings, Inc.	48,678	364,111
	Oxford Industries, Inc.	35,285	343,676
* #	Palm Harbor Homes, Inc.	2,600	7,904
*	PC Mall, Inc.	10,070	64,448
#	Penske Automotive Group, Inc.	123,592	1,637,594
*	Perry Ellis International, Inc.	28,161	206,420
#	Phillips-Van Heusen Corp.	84,340	2,448,390
*	Phoenix Footwear Group, Inc.	8,100	3,321
* #	Pinnacle Entertainment, Inc.	98,230	1,225,910
*	Playboy Enterprises, Inc. Class B	45,100	135,751
*	Pomeroy IT Solutions, Inc.	10,282	36,295
*	Quiksilver, Inc.	124,972	206,204
*	RC2 Corp.	6,900	78,039
*	Red Lion Hotels Corp.	28,076	128,307
* #	Red Robin Gourmet Burgers, Inc.	41,775	1,025,576
*	Regent Communications, Inc.	5,728	773
#	Regis Corp.	73,400	1,404,876
* #	Rent-A-Center, Inc.	40,770	784,822
*	Retail Ventures, Inc.	80,824	210,142
*	Rex Stores Corp.	4,050	48,195
* #	Rick’s Cabaret International, Inc.	5,300	31,588
* #	Rocky Brands, Inc.	9,337	34,080
#	Royal Caribbean Cruises, Ltd.	322,500	4,750,425
*	Rubio’s Restaurants, Inc.	12,912	69,079
#	Ruby Tuesday, Inc.	8,900	68,352
	Russ Berrie & Co., Inc.	15,100	28,841
#	Ryland Group, Inc.	16,800	347,928
*	Saga Communications, Inc.	6,520	60,701
#	Salem Communications Corp.	10,535	6,637
	Sauer-Danfoss, Inc.	6,000	24,900
	Scholastic Corp.	38,300	755,659

4

* #	Sears Holdings Corp.	137,330	8,579,005
	Service Corp. International	260,071	1,178,122
	Shiloh Industries, Inc.	25,710	64,275
*	Shoe Carnival, Inc.	33,361	388,989
	Sinclair Broadcast Group, Inc. Class A	103,923	115,355
*	Skechers U.S.A., Inc. Class A	49,610	580,437
	Skyline Corp.	5,123	106,200
#	Sonic Automotive, Inc.	48,400	249,744
	Spartan Motors, Inc.	10,400	83,928
	Speedway Motorsports, Inc.	71,417	1,071,255
*	Sport Chalet, Inc. Class A	12,882	7,600
*	Sport Chalet, Inc. Class B	400	620
	Sport Supply Group, Inc.	22,769	137,069
#	Stage Stores, Inc.	60,550	741,737
	Standard Motor Products, Inc.	23,500	94,000
	Standard Pacific Corp.	19,894	37,202
	Stanley Furniture, Inc.	15,997	164,129
*	Steinway Musical Instruments, Inc.	8,617	115,726
	Stewart Enterprises, Inc.	25,202	87,955
*	Stoneridge, Inc.	23,350	53,938
	Strattec Security Corp.	5,656	74,094
#	Superior Industries International, Inc.	38,900	586,612
	Superior Uniform Group, Inc.	9,178	70,028
*	Syms Corp.	6,000	33,960
	Tandy Brand Accessories, Inc.	10,432	22,220
*	Tandy Leather Factory, Inc.	500	1,375
	The Marcus Corp.	9,332	118,516
	The Men’s Wearhouse, Inc.	84,060	1,566,878
#	The Pep Boys - Manny, Moe & Jack	81,600	603,840
* #	The Steak n Shake Co.	68,906	796,553
*	Ticketmaster Entertainment, Inc.	7,167	37,698
	Time Warner Cable, Inc.	693,942	22,365,751
	Time Warner, Inc.	1,534,860	33,505,994
* #	Toll Brothers, Inc.	238,999	4,842,120
*	Trans World Entertainment Corp.	5,898	4,011
*	TRW Automotive Holdings Corp.	163,213	1,406,896
*	Tween Brands, Inc.	1,700	4,964
#	Tyco Electronics, Ltd.	549,298	9,579,757
* #	Unifi, Inc.	163,482	147,134
#	Unifirst Corp.	14,720	548,909
* #	Vail Resorts, Inc.	1,800	52,560
*	Valassis Communications, Inc.	38,500	199,045
	Virco Manufacturing Corp.	12,601	40,071
	Washington Post Co.	4,880	2,042,719
* #	West Marine, Inc.	22,463	129,162
	Whirlpool Corp.	88,001	3,974,125
	Williams-Sonoma, Inc.	11,805	165,270
*	WPT Enterprises, Inc.	1,185	889
#	Wyndham Worldwide Corp.	240,716	2,811,563
* #	Zale Corp.	75,640	281,381
Total Consumer Discretionary			369,546,707

Consumer Staples — (3.4%)
#	Andersons, Inc.	9,100	146,237
#	Archer-Daniels-Midland Co.	437,789	10,778,365

5

	B&G Foods, Inc.	62,773	384,171
*	Cagle’s, Inc. Class A	600	1,320
*	Caribou Coffee Co.	3,840	15,360
	CCA Industries, Inc.	7,023	20,367
*	Central European Distribution Corp.	2,300	51,520
* #	Central Garden & Pet Co.	38,132	366,830
*	Central Garden & Pet Co. Class A	15,054	136,540
#	Chiquita Brands International, Inc.	70,190	531,338
* #	Collective Brands, Inc.	104,390	1,515,743
*	Constellation Brands, Inc. Class A	81,650	946,323
*	Constellation Brands, Inc. Class B	12,715	149,401
	Corn Products International, Inc.	69,317	1,656,676
* #	Craft Brewers Alliance, Inc.	2,446	5,308
	CVS Caremark Corp.	196,296	6,238,287
	Del Monte Foods Co.	342,870	2,588,668
*	Elizabeth Arden, Inc.	1,400	12,124
	Farmer Brothers Co.	28,573	564,317
#	Great Atlantic & Pacific Tea, Inc.	11,200	82,208
	Griffin Land & Nurseries, Inc. Class A	1,500	46,695
* #	Hain Celestial Group, Inc.	64,605	1,078,257
	Imperial Sugar Co.	17,199	112,653
	Ingles Market, Inc. Class A	4,938	77,082
	Inter Parfums, Inc.	3,400	26,384
	J.M. Smucker Co.	26,800	1,055,920
	Kraft Foods, Inc.	1,175,778	27,513,205
*	Maui Land & Pineapple Co., Inc.	5,900	37,465
	MGP Ingredients, Inc.	6,962	11,696
	Molson Coors Brewing Co.	190,750	7,296,187
	Molson Coors Brewing Co. Class A	1,908	72,504
* #	NBTY, Inc.	70,000	1,813,700
*	Omega Protein Corp.	35,725	113,963
*	Orchids Paper Products Co.	700	11,970
*	Pantry, Inc.	14,500	342,490
*	Parlux Fragrances, Inc.	556	1,334
* #	Prestige Brands Holdings, Inc.	116,810	754,593
#	Ralcorp Holdings, Inc.	13,400	765,944
*	Sanfilippo (John B.) & Son, Inc.	9,100	51,870
	Seaboard Corp.	2,041	1,908,335
*	Seneca Foods Corp. Class B	300	7,515
*	Smart Balance, Inc.	26,500	186,295
*	Smithfield Foods, Inc.	226,973	1,961,047
#	SUPERVALU, Inc.	18,300	299,205
	Tasty Baking Co.	10,988	46,699
* #	TreeHouse Foods, Inc.	44,674	1,187,882
#	Tyson Foods, Inc. Class A	405,030	4,269,016
#	Universal Corp.	9,190	277,170
	Weis Markets, Inc.	3,426	126,728
* #	Winn-Dixie Stores, Inc.	92,300	1,057,758
*	Zapata Corp.	3,064	19,273
Total Consumer Staples			78,721,938

Energy — (12.0%)
	Adams Resources & Energy, Inc.	6,958	102,630
* #	Allis-Chalmers Energy, Inc.	65,126	125,693
#	Alon USA Energy, Inc.	36,500	463,550

6

#	Anadarko Petroleum Corp.	845,068	36,388,628
	Apache Corp.	314,001	22,878,113
#	Atlas America, Inc.	2,200	34,232
	Barnwell Industries, Inc.	5,190	22,576
*	Basic Energy Services, Inc.	79,746	813,409
#	Berry Petroleum Corp. Class A	2,100	34,608
*	Bill Barret Corp.	1,140	29,617
#	BJ Services Co.	158,482	2,201,315
* #	Brigham Exploration Co.	85,889	200,980
* #	Bristow Group, Inc.	48,500	1,103,860
* #	Bronco Drilling Co., Inc.	40,781	223,888
*	Cal Dive International, Inc.	53,900	426,888
*	Callon Petroleum Co.	7,900	13,904
*	Carrizo Oil & Gas, Inc.	4,500	55,485
#	Chesapeake Energy Corp.	618,000	12,180,780
	Cimarex Energy Co.	127,200	3,421,680
*	Complete Production Services, Inc.	57,027	380,940
	ConocoPhillips	1,496,850	61,370,850
*	CREDO Petroleum Corp.	700	5,775
*	CVR Energy, Inc.	2,100	15,456
#	Delek US Holdings, Inc.	68,089	699,274
* #	Delta Petroleum Corp.	8,728	25,660
	Devon Energy Corp.	437,831	22,701,537
* #	Encore Acquisition Co.	44,278	1,292,475
#	ENSCO International, Inc.	59,067	1,670,415
* #	Exterran Holdings, Inc.	62,389	1,288,333
* #	Forest Oil Corp.	112,481	1,799,696
*	Geokinetics, Inc.	12,504	58,894
* #	Geomet, Inc.	64,409	60,544
* #	Global Industries, Ltd.	4,600	29,762
* #	Gulfmark Offshore, Inc.	37,045	995,770
*	Harvest Natural Resources, Inc.	28,700	146,370
*	Helix Energy Solutions Group, Inc.	4,200	38,178
	Helmerich & Payne, Inc.	64,234	1,979,692
*	Hercules Offshore, Inc.	92,800	296,960
*	HKN, Inc.	19,023	32,339
*	Hornbeck Offshore Services, Inc.	9,800	227,654
*	Key Energy Group, Inc.	9,900	43,461
	Lufkin Industries, Inc.	600	20,940
	Marathon Oil Corp.	856,737	25,445,089
*	Mariner Energy, Inc.	150,441	1,712,019
#	Massey Energy Co.	28,600	455,026
*	Mitcham Industries, Inc.	1,742	7,839
* #	Nabors Industries, Ltd.	30,901	470,004
*	National-Oilwell, Inc.	111,231	3,368,075
*	Natural Gas Services Group, Inc.	15,260	152,295
* #	Newfield Exploration Co.	221,665	6,911,515
*	Newpark Resources, Inc.	102,445	286,846
	Noble Energy, Inc.	175,300	9,948,275
*	Oil States International, Inc.	39,000	737,100
	Overseas Shipholding Group, Inc.	48,600	1,395,306
*	Parker Drilling Co.	87,100	240,396
#	Patterson-UTI Energy, Inc.	111,625	1,418,754
*	Petrohawk Energy Corp.	84,917	2,004,041
*	Petroleum Development Corp.	16,500	267,465

7

* #	PHI, Inc. Non-Voting	24,417	276,400
*	PHI, Inc. Voting	200	2,596
*	Pioneer Drilling Co.	83,080	415,400
#	Pioneer Natural Resources Co.	164,693	3,807,702
* #	Plains Exploration & Production Co.	162,430	3,065,054
*	PowerSecure International, Inc.	15,300	63,342
*	Pride International, Inc.	60,920	1,382,884
#	Rowan Companies, Inc.	44,876	700,514
* #	SEACOR Holdings, Inc.	38,153	2,507,415
#	Smith International, Inc.	8,232	212,797
*	Stone Energy Corp.	44,236	190,657
	Sunoco, Inc.	70,498	1,868,902
* #	Swift Energy Corp.	32,130	347,647
#	Tesoro Petroleum Corp.	122,780	1,872,395
*	TETRA Technologies, Inc.	4,600	26,312
*	TGC Industries, Inc.	787	2,504
	Tidewater, Inc.	22,100	955,825
#	Toreador Resources Corp.	18,750	69,375
* #	Trico Marine Services, Inc.	36,955	143,385
*	Union Drilling, Inc.	34,327	205,619
* #	Unit Corp.	57,000	1,555,530
#	USEC, Inc.	181,800	1,125,342
	Valero Energy Corp.	738,360	14,649,062
#	W&T Offshore, Inc.	65,800	610,624
* #	Western Refining, Inc.	113,600	1,430,224
* #	Whiting Petroleum Corp.	69,755	2,285,174
#	World Fuel Services Corp.	4,996	190,497
	XTO Energy, Inc.	295,376	10,237,732
Total Energy			280,923,766

Financials — (23.0%)
	1st Source Corp.	50,701	995,768
	21st Century Holding Co.	21,667	86,018
	Abigail Adams National Bancorp, Inc.	900	1,845
	Abington Bancorp, Inc.	72,552	637,732
	Access National Corp.	600	3,624
#	Advanta Corp. Class A	9,327	7,275
	Advanta Corp. Class B	833	975
	Affirmative Insurance Holdings, Inc.	12,624	41,785
* #	Allegheny Corp.	14,841	3,764,568
	Alliance Bancorp, Inc. of Pennsylvania	700	5,810
	Allstate Corp.	501,660	11,703,728
#	Amcore Financial, Inc.	36,434	53,558
	American Bancorp of New Jersey, Inc.	15,501	156,250
#	American Capital, Ltd.	222,831	688,548
#	American Equity Investment Life Holding Co.	88,700	499,381
	American Financial Group, Inc.	199,200	3,501,936
*	American Independence Corp.	866	3,031
#	American National Insurance Co.	48,061	3,261,900
* #	American Safety Insurance Holdings, Ltd.	11,675	132,861
* #	AmeriCredit Corp.	224,750	2,285,707
	Ameriprise Financial, Inc.	148,012	3,900,116
	Ameris Bancorp	36,345	238,060
*	Amerisafe, Inc.	18,913	290,504
	AmeriServe Financial, Inc.	33,134	58,647

8

*	Appalachian Bancshares, Inc.	1,797	2,174
*	Arch Capital Group, Ltd.	2,438	140,868
*	Argo Group International Holdings, Ltd.	34,700	971,253
#	Aspen Insurance Holdings, Ltd.	89,116	2,101,355
	Asset Acceptance Capital Corp.	6,790	56,289
	Associated Banc-Corp.	105,623	1,633,988
#	Assured Guaranty, Ltd.	152,510	1,473,247
#	ASTA Funding, Inc.	638	1,837
	Atlantic Coast Federal Corp.	4,355	9,995
	Atlantic Southern Financial Group, Inc.	1,000	4,125
	Axis Capital Holdings, Ltd.	14,900	367,136
* #	B of I Holding, Inc.	13,154	84,317
	Baldwin & Lyons, Inc. Class A	300	5,550
	Baldwin & Lyons, Inc. Class B	8,413	168,681
	Bancorp Rhode Island, Inc.	1,300	24,063
#	BancTrust Financial Group, Inc.	34,553	227,359
	Bank Mutual Corp.	51,800	531,986
#	Bank of America Corp.	3,628,599	32,403,389
* #	Bank of Florida Corp.	23,074	73,837
	Bank of Granite Corp.	32,753	68,781
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	499,305
#	Banner Corp.	14,446	67,029
	Bar Harbor Bankshares	2,200	54,274
#	BB&T Corp.	211,080	4,926,607
* #	Beach First National Bancshares, Inc.	7,596	22,788
#	Berkshire Hills Bancorp, Inc.	25,284	570,407
#	BlackRock, Inc.	9,400	1,377,288
	Boston Private Financial Holdings, Inc.	100,686	464,162
	Brookline Bancorp, Inc.	60,704	602,184
	Cadence Financial Corp.	28,081	94,633
	Camden National Corp.	296	8,584
#	Capital City Bank Group, Inc.	14,196	213,508
	Capital One Financial Corp.	401,285	6,717,511
	Capital Southwest Corp.	8,539	663,993
#	Capitol Bancorp, Ltd.	33,814	123,759
	Cardinal Financial Corp.	26,257	206,117
	Carver Bancorp, Inc.	600	3,744
	Cascade Financial Corp.	10,477	34,050
#	Cathay General Bancorp	84,557	948,730
	Center Financial Corp.	40,776	103,571
	Centerstate Banks of Florida, Inc.	400	4,804
*	Central Jersey Bancorp	8,049	48,214
#	Central Pacific Financial Corp.	65,000	380,900
	Centrue Financial Corp.	1,000	5,095
	Century Bancorp, Inc. Class A	1,206	17,427
	CFS Bancorp, Inc.	14,248	52,148
#	Chemical Financial Corp.	33,675	718,961
* #	Chicopee Bancorp, Inc.	1,000	12,500
	Chubb Corp.	390,477	15,209,079
#	Cincinnati Financial Corp.	230,743	5,526,295
	CIT Group, Inc.	105,100	233,322
#	Citigroup, Inc.	1,919,900	5,855,695
	Citizens Community Bancorp, Inc.	10,355	62,130
	Citizens Holding Co.	200	4,550

9

	Citizens South Banking Corp.	1,842	9,597
	City National Corp.	37,300	1,365,180
#	CME Group, Inc.	67,810	15,009,743
#	CNA Financial Corp.	313,566	3,753,385
*	CNA Surety Corp.	59,978	1,154,576
#	CoBiz Financial, Inc.	37,574	220,559
	Codorus Valley Bancorp, Inc.	315	2,756
#	Colony Bankcorp, Inc.	300	2,508
	Columbia Banking System, Inc.	49,127	486,357
	Comerica, Inc.	195,322	4,097,856
	Commonwealth Bankshares, Inc.	1,300	6,240
* #	Community Bancorp	4,000	9,000
	Community Bank System, Inc.	1,686	27,735
	Community West Bancshares	400	1,018
	Compass Diversified Holdings	57,041	509,947
* #	CompuCredit Corp.	89,574	286,637
*	Conseco, Inc.	246,095	393,752
*	Consumer Portfolio Services, Inc.	18,763	13,885
* #	Core-Mark Holding Co., Inc.	29,059	557,061
*	Cowen Group, Inc.	3,400	19,618
*	Crescent Financial Corp.	19,440	76,594
	CVB Financial Corp.	4,202	25,254
*	Dearborn Bancorp, Inc.	6,213	13,606
#	Delphi Financial Group, Inc. Class A	69,878	1,206,793
#	Discover Financial Services	719,953	5,853,218
	Donegal Group, Inc. Class A	40,892	598,659
	Donegal Group, Inc. Class B	300	4,663
* #	Doral Financial Corp.	11,332	53,827
	East West Bancorp, Inc.	100,365	685,493
	Eastern Insurance Holdings, Inc.	23,777	191,880
	Eastern Virginia Bankshares, Inc.	300	2,685
	EMC Insurance Group, Inc.	24,800	561,968
*	Encore Bancshares, Inc.	5,200	47,528
*	Encore Capital Group, Inc.	38,372	335,371
	Endurance Specialty Holdings, Ltd.	76,288	1,995,694
	Enterprise Bancorp, Inc.	600	6,630
	Enterprise Financial Services Corp.	19,289	189,997
	ESB Financial Corp.	1,000	11,010
	ESSA Bancorp, Inc.	21,670	295,579
#	Evans Bancorp, Inc.	400	5,350
	Everest Re Group, Ltd.	22,900	1,709,256
#	F.N.B. Corp.	155,866	1,172,112
	Farmers Capital Bank Corp.	1,900	40,318
#	FBL Financial Group, Inc. Class A	43,386	249,469
	Federal Agriculture Mortgage Corp. Class A	277	608
	Federal Agriculture Mortgage Corp. Class C	10,441	32,994
	Fidelity Bancorp, Inc.	400	3,514
	Fidelity National Financial, Inc.	246,259	4,464,676
	Fidelity Southern Corp.	6,328	15,125
#	Fifth Third Bancorp	911,741	3,738,138
	Financial Institutions, Inc.	5,250	77,962
*	First Acceptance Corp.	39,006	99,465
	First American Corp.	155,240	4,359,139
#	First Bancorp (318672102)	145,408	801,198
	First Bancorp (318910106)	12,302	149,715

10

	First Bancshares, Inc. (318687100)	400	3,510
	First Bancshares, Inc. (318916103)	300	2,700
#	First Busey Corp.	87,479	684,961
	First Business Financial Services, Inc.	300	3,771
	First Citizens BancShares, Inc.	18,938	2,266,310
	First Defiance Financial Corp.	12,169	125,341
#	First Federal Bancshares of Arkansas, Inc.	1,300	5,219
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,518
	First Financial Corp.	328	12,169
	First Financial Holdings, Inc.	2,652	23,868
	First Financial Northwest, Inc.	36,597	295,338
	First Financial Service Corp.	900	14,400
#	First Horizon National Corp.	264,562	3,045,113
	First M&F Corp.	300	1,545
	First Merchants Corp.	31,341	381,107
*	First Mercury Financial Corp.	26,214	346,549
#	First Midwest Bancorp, Inc.	58,300	516,538
#	First Niagara Financial Group, Inc.	191,382	2,591,312
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	140,881
	First Security Group, Inc.	17,516	67,612
	First State Bancorporation	5,646	12,195
	First United Corp.	600	6,000
	Firstbank Corp.	210	1,319
*	FirstCity Financial Corp.	5,552	17,489
	Flagstone Reinsurance Holdings, Ltd.	22,733	210,508
	Flushing Financial Corp.	47,920	441,343
#	FNB United Corp.	21,631	69,003
	Forest City Enterprises, Inc. Class A	1,800	15,174
* #	FPIC Insurance Group, Inc.	10,600	323,724
#	Fulton Financial Corp.	195,653	1,293,266
	German American Bancorp, Inc.	16,935	201,526
	GFI Group, Inc.	16,600	67,728
	Goldman Sachs Group, Inc.	16,500	2,120,250
#	Great Southern Bancorp, Inc.	10,962	180,763
#	Greene Bancshares, Inc.	28,623	243,295
	GS Financial Corp.	400	5,300
* #	Guaranty Bancorp	113,289	251,502
	Guaranty Federal Bancshares, Inc.	1,684	8,437
*	Hallmark Financial Services, Inc.	36,034	242,148
	Hampden Bancorp, Inc.	5,786	56,124
#	Hampton Roads Bankshares, Inc.	14,269	106,304
#	Hanmi Financial Corp.	6,300	9,765
	Hanover Insurance Group, Inc.	96,080	2,880,478
#	Harleysville National Corp.	86,697	760,333
	Harrington West Financial Group, Inc.	400	788
*	Harris & Harris Group, Inc.	78,893	381,842
#	Hartford Financial Services Group, Inc.	358,609	4,113,245
#	HCC Insurance Holdings, Inc.	163,623	3,913,862
#	Heartland Financial USA, Inc.	13,016	192,376
	Heritage Commerce Corp.	33,737	272,595
	Heritage Financial Corp.	11,918	134,316
	HF Financial Corp.	400	4,600
* #	Hilltop Holdings, Inc.	38,627	437,644
	Hingham Institution for Savings	500	13,990

11

	HMN Financial, Inc.	4,096	19,661
	Home Federal Bancorp, Inc.	31,472	317,552
	HopFed Bancorp, Inc.	3,319	31,530
#	Horace Mann Educators Corp.	68,828	604,310
	Horizon Bancorp	300	4,554
#	Horizon Financial Corp.	17,341	25,838
#	Huntington Bancshares, Inc.	257,100	717,309
	IBERIABANK Corp.	23,058	1,053,289
	Independence Holding Co.	25,070	129,612
#	Independent Bank Corp. (453836108)	27,357	546,046
#	Independent Bank Corp. (453838104)	41,710	75,078
#	Infinity Property & Casualty Corp.	32,000	1,127,680
	Integra Bank Corp.	36,875	79,650
	Intervest Bancshares Corp.	4,036	15,861
	Invesco, Ltd.	201,900	2,971,968
	Investors Title Co.	1,100	30,937
	IPC Holdings, Ltd.	53,300	1,387,932
	Jones Lang LaSalle, Inc.	25,800	832,566
#	JPMorgan Chase & Co.	2,495,918	82,365,294
	Kentucky First Federal Bancorp	3,200	34,224
#	KeyCorp	521,141	3,205,017
*	LaBranche & Co., Inc.	2,500	10,450
	Lakeland Bancorp, Inc.	13,967	118,859
	Landmark Bancorp, Inc.	1,543	25,737
	Legacy Bancorp, Inc.	22,879	242,289
#	Legg Mason, Inc.	145,493	2,920,045
* #	Leucadia National Corp.	244,200	5,184,366
#	Lincoln National Corp.	464,693	5,223,149
	LNB Bancorp, Inc.	12,489	71,624
	Loews Corp.	747,772	18,612,045
*	Louisiana Bancorp, Inc.	5,606	77,363
	LSB Corp.	800	7,296
#	M&T Bank Corp.	63,807	3,346,677
#	Macatawa Bank Corp.	33,567	106,407
	MainSource Financial Group, Inc.	58,970	510,680
*	Marlin Business Services, Inc.	2,700	8,613
	Marshall & Ilsley Corp.	300,980	1,739,664
	Max Capital Group, Ltd.	47,537	786,737
	MB Financial, Inc.	60,049	818,468
* #	MBIA, Inc.	337,600	1,596,848
#	MBT Financial Corp.	23,713	59,757
#	Meadowbrook Insurance Group, Inc.	113,375	674,581
	Medallion Financial Corp.	27,760	204,591
#	Mercantile Bancorp, Inc.	382	2,502
	Mercantile Bank Corp.	3,216	12,446
	Mercer Insurance Group, Inc.	15,786	230,791
*	Meridian Interstate Bancorp, Inc.	1,700	13,566
	Meta Financial Group, Inc.	1,601	20,925
#	MetLife, Inc.	847,339	25,208,335
	MetroCorp Bancshares, Inc.	2,600	8,372
* #	MF Global, Ltd.	4,400	26,840
	MicroFinancial, Inc.	5,300	12,190
#	Midwest Banc Holdings, Inc.	49,122	79,578
	Morgan Stanley	654,746	15,478,195
	MutualFirst Financial, Inc.	2,300	12,650

12

#	Nara Bancorp, Inc.	42,957	159,370
#	National Penn Bancshares, Inc.	139,707	1,130,230
#	National Western Life Insurance Co. Class A	900	102,501
* #	Navigators Group, Inc.	4,074	184,878
	Nelnet, Inc. Class A	36,200	218,286
*	New Century Bancorp, Inc.	600	3,240
	New Hampshire Thrift Bancshares, Inc.	2,300	20,861
	New Westfield Financial, Inc.	41,439	387,040
#	New York Community Bancorp, Inc.	33,564	379,609
	NewAlliance Bancshares, Inc.	185,060	2,389,125
	NewBridge Bancorp	6,101	12,995
*	Newport Bancorp, Inc.	700	7,924
* #	NewStar Financial, Inc.	43,749	99,310
	North Valley Bancorp	4,538	21,919
	Northeast Community Bancorp, Inc.	18,337	137,619
	Northrim Bancorp, Inc.	6,315	72,307
	NYMAGIC, Inc.	13,520	159,401
	NYSE Euronext, Inc.	181,031	4,194,488
* #	Ocwen Financial Corp.	2,100	23,352
#	Odyssey Re Holdings Corp.	126,009	4,824,885
#	Old National Bancorp	3,400	46,342
#	Old Republic International Corp.	340,932	3,194,533
#	Old Second Bancorp, Inc.	27,799	150,115
	OneBeacon Insurance Group, Ltd.	24,760	287,711
	Osage Bancshares, Inc.	600	5,286
#	PAB Bankshares, Inc.	306	1,200
#	Pacific Capital Bancorp	80,780	560,613
	Pacific Continental Corp.	4,430	50,856
*	Pacific Mercantile Bancorp	16,884	57,068
*	Pacific Premier Bancorp, Inc.	300	1,272
	PacWest Bancorp	1,071	15,604
	Pamrapo Bancorp, Inc.	2,200	16,500
	Parkvale Financial Corp.	500	5,305
	PartnerRe, Ltd.	5,900	402,321
#	Patriot National Bancorp	2,700	10,638
# ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	1,121	24,774
*	Penson Worldwide, Inc.	33,200	336,648
	Peoples Bancorp of North Carolina	300	2,010
#	Peoples Bancorp, Inc.	20,762	344,026
* #	PHH Corp.	91,687	1,538,508
* #	PICO Holdings, Inc.	10,634	319,020
* #	Pinnacle Financial Partners, Inc.	38,859	693,245
*	PMA Capital Corp. Class A	38,757	145,339
#	PNC Financial Services Group, Inc.	106,500	4,228,050
	Porter Bancorp, Inc.	1,575	23,042
#	Preferred Bank	9,332	40,314
	Premier Financial Bancorp, Inc.	900	4,495
	Presidential Life Corp.	23,958	256,111
	Princeton National Bancorp, Inc.	1,100	15,554
#	Principal Financial Group, Inc.	13,157	214,985
*	ProAssurance Corp.	40,933	1,798,596
#	Prosperity Bancshares, Inc.	75,055	2,084,277
#	Protective Life Corp.	114,773	983,605
#	Provident Bankshares Corp.	99,914	878,244

13

	Provident Financial Holdings, Inc.	8,407	55,570
#	Provident Financial Services, Inc.	104,355	1,113,468
#	Provident New York Bancorp	84,300	714,021
	Prudential Financial, Inc.	463,538	13,386,977
#	Pulaski Financial Corp.	5,450	38,150
#	Radian Group, Inc.	217,050	375,496
	Rainier Pacific Financial Group, Inc.	3,100	3,875
#	Regions Financial Corp.	348,642	1,565,403
	Reinsurance Group of America, Inc.	178,328	5,669,047
#	Renasant Corp.	61,566	868,081
*	Republic First Bancorp, Inc.	7,411	60,993
	Resource America, Inc.	22,388	111,044
#	Riverview Bancorp, Inc.	17,187	60,326
	Rockville Financial, Inc.	6,695	63,000
	Rome Bancorp, Inc.	12,761	114,849
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	2,106
#	Safety Insurance Group, Inc.	29,335	969,522
	Sanders Morris Harris Group, Inc.	59,090	267,087
#	Sandy Spring Bancorp, Inc.	47,193	766,886
*	Seabright Insurance Holdings	65,196	605,019
#	Seacoast Banking Corp. of Florida	32,982	139,184
#	Security Bank Corp.	17,703	10,091
#	Selective Insurance Group, Inc.	82,800	1,222,128
	SI Financial Group, Inc.	6,062	24,248
#	Simmons First National Corp. Class A	12,667	328,455
	Somerset Hills Bancorp	4,111	29,805
#	South Financial Group, Inc.	24,482	40,640
*	Southcoast Financial Corp.	700	3,885
	Southern Community Financial Corp.	30,490	110,069
*	Southern First Bancshares, Inc.	900	5,175
	Southwest Bancorp, Inc.	36,831	252,292
*	Specialty Underwriters’ Alliance, Inc.	2,510	9,011
#	State Auto Financial Corp.	73,423	1,191,655
	StellarOne Corp.	19,587	252,085
	Sterling Bancshares, Inc.	55,670	370,206
#	Sterling Financial Corp.	28,669	91,454
#	Stewart Information Services Corp.	25,500	576,555
*	Stratus Properties, Inc.	2,802	25,302
	Student Loan Corp.	400	19,264
*	Sun Bancorp, Inc.	34,735	228,557
#	SunTrust Banks, Inc.	411,103	5,936,327
* #	Superior Bancorp	4,709	19,919
	Susquehanna Bancshares, Inc.	153,978	1,241,063
*	Susser Holdings Corp.	9,700	140,165
#	SWS Group, Inc.	24,945	319,047
#	Synovus Financial Corp.	477,500	1,542,325
#	Taylor Capital Group, Inc.	13,335	56,674
	Teche Holding Co.	600	19,830
#	Temecula Valley Bancorp, Inc.	2,718	1,468
* #	Texas Capital Bancshares, Inc.	25,614	358,596
	TF Financial Corp.	600	11,400
*	The Bancorp, Inc.	21,975	118,885
	The Travelers Companies, Inc.	769,714	31,666,034
	The Wilber Corp.	600	4,290
*	Thomas Weisel Partners Group, Inc.	34,636	156,555

14

#	TIB Financial Corp.	6,576	20,517
* #	Tidelands Bancshares, Inc.	400	1,496
#	TierOne Corp.	10,513	22,288
	Timberland Bancorp, Inc.	3,000	16,290
#	TowneBank	4,300	74,089
#	Transatlantic Holdings, Inc.	91,903	3,485,881
*	Tree.com, Inc.	4,380	28,120
#	Trustmark Corp.	50,524	1,098,392
#	UCBH Holdings, Inc.	168,870	216,154
#	Umpqua Holdings Corp.	104,505	1,002,203
	Unico American Corp.	1,900	15,162
#	Union Bankshares Corp.	26,787	457,790
* #	United America Indemnity, Ltd.	19,928	101,035
#	United Bankshares, Inc.	2,100	54,474
*	United Capital Corp.	300	5,388
#	United Community Banks, Inc.	65,127	420,069
	United Financial Bancorp, Inc.	36,681	486,757
	United Fire & Casualty Co.	47,123	879,786
* #	United PanAm Financial Corp.	14,353	26,266
	United Western Bancorp, Inc.	17,172	158,841
#	Unitrin, Inc.	108,299	1,841,083
	Unity Bancorp, Inc.	2,925	10,676
* #	Universal American Corp.	85,628	884,537
#	Unum Group	530,100	8,661,834
* #	Virginia Commerce Bancorp, Inc.	37,524	120,077
	W. R. Berkley Corp.	80,768	1,931,163
	Washington Banking Co.	4,791	37,609
	Washington Federal, Inc.	118,236	1,534,703
	Webster Financial Corp.	25,570	133,731
#	Wells Fargo & Co.	529,123	10,587,751
#	Wesbanco, Inc.	41,466	824,759
	Wesco Financial Corp.	12,923	3,862,685
#	West Bancorporation	22,071	194,225
#	West Coast Bancorp	3,775	10,646
* #	Western Alliance Bancorp	83,600	544,236
	White Mountains Insurance Group, Ltd.	18,685	3,574,814
* #	White River Capital, Inc.	300	2,136
#	Whitney Holding Corp.	111,205	1,330,012
	Wilmington Trust Corp.	6,400	92,864
	Wilshire Bancorp, Inc.	17,744	71,686
#	Wintrust Financial Corp.	42,047	714,799
	WSB Holdings, Inc.	100	252
#	Yadkin Valley Financial Corp.	20,296	166,427
	Zenith National Insurance Corp.	1,900	43,301
	Zions Bancorporation	159,112	1,739,094
*	ZipRealty, Inc.	14,583	40,978
Total Financials			538,206,643

Health Care — (3.4%)
*	A.D.A.M., Inc.	7,504	24,388
*	Affymetrix, Inc.	7,500	35,175
* #	Albany Molecular Research, Inc.	34,810	339,746
*	Allied Healthcare International, Inc.	57,415	89,567
*	Allied Healthcare Products, Inc.	1,000	5,680
*	Allion Healthcare, Inc.	45,400	252,878

15

*	American Dental Partners, Inc.	26,089	181,188
*	AMICAS, Inc.	98,813	213,436
*	AMN Healthcare Services, Inc.	26,800	184,652
* #	Amsurg Corp.	6,800	139,672
*	Anadys Pharmaceuticals, Inc.	201	500
#	Analogic Corp.	2,988	108,763
*	AngioDynamics, Inc.	48,717	617,244
*	Anika Therapeutics, Inc.	19,285	108,382
*	Arca Biopharma, Inc.	1,740	16,704
*	Arena Pharmaceuticals, Inc.	8,200	23,042
*	Arrhythmia Research Technology, Inc.	1,200	3,024
*	Assisted Living Concepts, Inc.	12,687	251,583
*	Bio-Imaging Technologies, Inc.	5,350	21,400
*	BioScrip, Inc.	65,100	207,018
* #	BMP Sunstone Corp.	6,967	27,171
* #	Boston Scientific Corp.	982,220	8,260,470
#	Brookdale Senior Living, Inc.	112,800	1,162,968
	Cambrex Corp.	24,200	56,386
* #	Cantel Medical Corp.	21,006	296,815
*	Capital Senior Living Corp.	45,075	178,046
*	Cardiac Science Corp.	37,674	111,138
*	Cardiovascular Systems, Inc.	1,800	11,772
* #	Celera Corp.	39,414	318,859
* #	Community Health Systems, Inc.	151,474	3,459,666
* #	CONMED Corp.	49,672	661,631
*	Continucare Corp.	20,028	39,655
#	Cooper Companies, Inc.	77,156	2,218,235
*	Coventry Health Care, Inc.	13,500	214,785
*	Cross Country Healthcare, Inc.	36,400	320,684
*	Cutera, Inc.	23,819	149,583
	Daxor Corp.	1,100	15,125
*	Digirad Corp.	17,648	24,178
* #	Dynacq Healthcare, Inc.	314	1,099
* #	Emeritus Corp.	26,084	235,799
* #	ev3, Inc.	152,322	1,273,412
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	11,910
* #	Gentiva Health Services, Inc.	13,810	219,993
* #	Greatbatch, Inc.	17,658	371,524
*	HealthSpring, Inc.	86,917	802,244
*	HealthTronics, Inc.	58,694	85,693
* #	Healthways, Inc.	13,827	144,216
#	Hill-Rom Holdings, Inc.	92,664	1,202,779
*	Hi-Tech Pharmacal Co., Inc.	14,827	111,944
* #	Hologic, Inc.	288,724	4,290,439
*	Home Diagnostics, Inc.	16,823	99,929
* #	Humana, Inc.	66,100	1,902,358
*	I-Flow Corp.	4,500	22,500
*	IntegraMed America, Inc.	589	4,082
* #	InVentiv Health, Inc.	15,200	168,568
* #	Inverness Medical Innovations, Inc.	45,100	1,456,279
	Kewaunee Scientific Corp.	1,631	15,299
* #	Kindred Healthcare, Inc.	43,700	568,974
*	King Pharmaceuticals, Inc.	426,520	3,360,978
*	Langer, Inc.	9,242	4,991
*	Lannet Co., Inc.	8,400	45,990

16

#	LCA-Vision, Inc.	9,700	55,775
* #	LeMaitre Vascular, Inc.	4,600	11,730
* #	LifePoint Hospitals, Inc.	82,208	2,125,077
*	Magyar Bancorp, Inc.	500	2,475
#	Martek Biosciences Corp.	10,600	193,132
*	MedCath Corp.	39,208	396,785
* #	MediciNova, Inc.	300	756
	Medicis Pharmaceutical Corp. Class A	600	9,642
*	MEDTOX Scientific, Inc.	2,140	17,355
* #	Molina Healthcare, Inc.	9,570	207,191
*	National Dentex Corp.	400	1,976
*	Natus Medical, Inc.	1,300	11,414
*	Nighthawk Radiology Holdings, Inc.	9,000	32,130
* #	NovaMed, Inc.	38,506	121,294
*	Nutraceutical International Corp.	25,902	212,914
* #	NxStage Medical, Inc.	22,100	49,504
#	Omnicare, Inc.	202,170	5,197,791
*	Osteotech, Inc.	25,510	97,448
*	Palomar Medical Technologies, Inc.	2,100	18,081
* #	Par Pharmaceutical Cos., Inc.	29,415	315,623
*	PDI, Inc.	15,476	49,678
*	PhotoMedex, Inc.	400	638
*	Prospect Medical Holdings, Inc.	14,274	24,409
*	Psychiatric Solutions, Inc.	2,600	50,414
*	Regeneration Technologies, Inc.	30,452	107,800
* #	RehabCare Group, Inc.	27,281	455,593
* #	Res-Care, Inc.	46,958	752,267
*	Sirona Dental Systems, Inc.	18,100	296,116
*	Skilled Healthcare Group, Inc.	29,820	260,329
*	Spectranetics Corp.	25,700	100,230
*	SRI/Surgical Express, Inc.	1,600	2,400
* #	Sun Healthcare Group, Inc.	13,300	112,651
*	SunLink Health Systems, Inc.	200	322
* #	Symmetry Medical, Inc.	2,928	21,257
*	Theragenics Corp.	32,183	39,907
*	Thermo Fisher Scientific, Inc.	321,928	11,293,234
*	Tomotherapy, Inc.	1,100	2,838
*	Transcept Pharmaceuticals, Inc.	2,048	5,939
* #	Triple-S Management Corp.	9,000	115,380
* #	ViroPharma, Inc.	58,354	328,533
*	Vital Images, Inc.	20,279	205,426
* #	WellPoint, Inc.	440,420	18,832,359
	Young Innovations, Inc.	2,115	32,783
Total Health Care			78,920,805

Industrials — (8.4%)
*	A. T. Cross Co. Class A	18,431	53,450
* #	AAR Corp.	5,400	81,378
*	ACCO Brands Corp.	23,946	50,047
#	Aceto Corp.	9,213	65,873
	Aircastle, Ltd.	47,000	310,200
* #	AirTran Holdings, Inc.	12,900	89,655
	Alamo Group, Inc.	26,537	298,807
* #	Alaska Air Group, Inc.	78,900	1,323,942
	Albany International Corp. Class A	28,323	262,837

17

	Alexander & Baldwin, Inc.	69,519	1,851,986
*	Allied Defense Group, Inc.	17,161	69,159
*	Altra Holdings, Inc.	1,245	6,810
* #	Amerco, Inc.	33,116	1,074,614
	American Railcar Industries, Inc.	14,200	129,504
*	American Reprographics Co.	5,277	34,037
#	American Woodmark Corp.	1,334	27,614
	Ameron International Corp.	7,300	431,941
	Ampco-Pittsburgh Corp.	251	6,114
* #	AMREP Corp.	866	16,099
#	Apogee Enterprises, Inc.	3,300	44,220
	Applied Industrial Technologies, Inc.	53,325	1,199,813
#	Arkansas Best Corp.	25,200	581,616
*	Armstrong World Industries, Inc.	94,043	1,709,702
#	Barnes Group, Inc.	42,700	604,632
	Barrett Business Services, Inc.	16,000	160,000
* #	BE Aerospace, Inc.	10,300	111,137
#	Belden, Inc.	8,350	134,602
* #	BlueLinx Holdings, Inc.	56,806	177,803
	Bowne & Co., Inc.	19,950	101,945
	Brady Co. Class A	2,936	61,862
#	Briggs & Stratton Corp.	50,961	758,300
*	BTU International, Inc.	1,900	7,106
* #	Builders FirstSource, Inc.	51,597	170,786
	Burlington Northern Santa Fe Corp.	248,329	16,757,241
#	C&D Technologies, Inc.	36,712	80,399
*	CAI International, Inc.	900	3,294
	Cascade Corp.	5,900	142,603
	CDI Corp.	57,209	683,648
*	CECO Environmental Corp.	9,578	34,002
*	Celadon Group, Inc.	39,349	269,147
* #	Cenveo, Inc.	100	472
* #	Ceradyne, Inc.	3,400	58,616
	Champion Industries, Inc.	5,186	7,831
* #	Chart Industries, Inc.	1,000	13,830
	Chicago Rivet & Machine Co.	300	3,698
#	CIRCOR International, Inc.	13,650	351,215
* #	Coleman Cable, Inc.	1,200	2,988
*	Columbus McKinnon Corp.	58,123	753,274
#	CompX International, Inc.	700	4,186
*	Consolidated Graphics, Inc.	33,700	654,454
* #	Continental Airlines, Inc.	4,800	50,496
*	Cornell Companies, Inc.	2,500	45,450
*	Covenant Transport Group Class A	5,718	11,779
*	CPI Aerostructures, Inc.	5,826	43,112
	CSX Corp.	562,627	16,648,133
*	Double Eagle Petroleum Co.	800	3,648
	Ducommun, Inc.	19,878	344,287
	Eagle Bulk Shipping, Inc.	1,600	10,432
	Eastern Co.	10,296	117,683
	Eaton Corp.	74,534	3,264,589
	Ecology & Environment, Inc. Class A	1,000	13,460
	Electro Rent Corp.	47,252	452,202
* #	EnerSys	60,439	1,030,485
	Ennis, Inc.	51,599	464,391

18

* #	EnPro Industries, Inc.	18,755	299,330
	Espey Manufacturing & Electronics Corp.	2,564	39,127
* #	Esterline Technologies Corp.	24,194	637,512
*	ExpressJet Holdings, Inc.	1,860	2,306
	Federal Signal Corp.	24,147	187,622
#	FedEx Corp.	184,382	10,318,017
*	First Advantage Corp.	14,062	201,649
	Frozen Food Express Industries, Inc.	8,700	37,671
	G & K Services, Inc. Class A	32,639	814,996
*	Gardner Denver Machinery, Inc.	5,705	151,867
#	GATX Corp.	73,797	2,222,028
*	Gencor Industries, Inc.	8,666	72,274
	General Electric Co.	1,495,212	18,914,432
*	GP Strategies Corp.	16,800	67,200
	Great Lakes Dredge & Dock Corp.	65,383	258,917
#	Greenbrier Companies, Inc.	12,790	108,843
*	Griffon Corp.	43,752	379,330
	Hardinge, Inc.	25,790	123,792
	Heidrick & Struggles International, Inc.	2,100	35,490
* #	Henry Bros. Electronics, Inc.	8,600	59,082
* #	Herley Industries, Inc.	5,800	59,972
* #	Hertz Global Holdings, Inc.	389,227	2,646,744
#	HNI Corp.	200	3,100
* #	Hoku Scientific, Inc.	200	546
*	HQ Sustainable Maritime Industries, Inc.	2,140	19,966
*	Hudson Highland Group, Inc.	35,619	58,415
*	Hurco Companies, Inc.	5,800	88,914
*	ICT Group, Inc.	14,501	102,667
	Ingersoll-Rand Co., Ltd. Class A	309,696	6,742,082
#	Insteel Industries, Inc.	3,789	28,228
* #	Interline Brands, Inc.	74,162	961,140
	International Shipholding Corp.	8,797	184,737
*	Intersections, Inc.	35,048	115,308
* #	JetBlue Airways Corp.	152,100	749,853
*	Kadant, Inc.	5,957	73,509
	Kaman Corp. Class A	30,570	516,939
* #	Kansas City Southern	10,954	167,049
	KBR, Inc.	748	11,684
	Kelly Services, Inc. Class A	52,429	595,593
	Kennametal, Inc.	13,210	270,145
*	Key Technology, Inc.	1,124	11,847
*	Kforce, Inc.	41,045	447,801
* #	Korn/Ferry International	2,900	30,711
	L.S. Starrett Co. Class A	5,000	51,200
*	Ladish Co., Inc.	45,562	344,904
	Lawson Products, Inc.	1,959	22,489
*	LECG Corp.	32,016	93,167
*	LGL Group, Inc.	400	1,532
*	Limco-Piedmont, Inc.	3,380	8,349
*	LMI Aerospace, Inc.	11,300	74,467
	LSI Industries, Inc.	24,254	136,065
*	Lydall, Inc.	9,301	39,901
*	M&F Worldwide Corp.	29,969	478,006
*	Mac-Gray Corp.	13,247	91,404
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—

19

#	Manpower, Inc.	40,067	1,726,487
*	Marten Transport, Ltd.	37,697	781,836
#	Masco Corp.	155,344	1,376,348
*	Medialink Worldwide, Inc.	2,147	240
*	Merrimac Industries, Inc.	2,600	9,932
*	MFRI, Inc.	5,500	27,995
*	Miller Industries, Inc.	22,810	182,480
*	Misonix, Inc.	4,083	9,391
* #	Mobile Mini, Inc.	58,161	796,806
*	Moog, Inc. Class A	7,683	205,751
#	Mueller Industries, Inc.	18,063	396,844
	Mueller Water Products, Inc.	180,568	756,580
	NACCO Industries, Inc. Class A	10,965	419,411
*	Nashua Corp.	400	620
	National Technical Systems, Inc.	15,400	48,510
* #	NCI Building Systems, Inc.	16,200	63,990
	Norfolk Southern Corp.	333,288	11,891,716
*	Ocean Power Technologies, Inc.	100	656
*	On Assignment, Inc.	57,765	203,333
#	Oshkosh Truck Corp. Class B	72,700	697,920
* #	Owens Corning, Inc.	152,823	2,735,532
*	P.A.M. Transportation Services, Inc.	20,990	111,667
*	Paragon Technologies, Inc.	3,771	7,580
*	Park-Ohio Holdings Corp.	5,254	24,431
*	Patrick Industries, Inc.	1,100	616
	Pentair, Inc.	3,773	100,513
* #	Perini Corp.	40,023	692,398
*	PGT, Inc.	7,271	15,633
*	Pike Electric Corp.	2,200	22,836
* #	Pinnacle Airlines Corp.	3,900	8,112
	Portec Rail Products, Inc.	9,410	75,280
	Providence & Worcester Railroad Co.	1,000	11,500
#	Quanex Building Products Corp.	2,800	28,700
	R. R. Donnelley & Sons Co.	182,554	2,126,754
*	RCM Technologies, Inc.	16,740	22,264
*	Republic Airways Holdings, Inc.	48,800	349,408
#	Republic Services, Inc.	58,523	1,228,983
* #	Rush Enterprises, Inc. Class A	31,175	410,263
*	Rush Enterprises, Inc. Class B	18,522	205,965
#	Ryder System, Inc.	89,844	2,487,780
*	Saia, Inc.	10,800	141,048
	Schawk, Inc.	51,516	370,400
* #	School Specialty, Inc.	37,902	711,421
	Servidyne, Inc.	7,283	16,460
*	SIFCO Industries, Inc.	6,623	52,653
#	SkyWest, Inc.	96,038	1,156,298
#	Southwest Airlines Co.	1,077,730	7,522,555
*	Sparton Corp.	3,057	4,127
*	Spherion Corp.	20,600	73,954
	SPX Corp.	50,200	2,317,734
	Standex International Corp.	29,500	409,165
	Steelcase, Inc. Class A	85,520	387,406
	Supreme Industries, Inc.	1,140	1,482
	Sypris Solutions, Inc.	8,651	6,575
#	TAL International Group, Inc.	27,396	262,454

20

	Tech/Ops Sevcon, Inc.	874	1,731
	Technology Research Corp.	12,921	25,390
	Tecumseh Products Co. Class A	11,200	114,352
*	Tecumseh Products Co. Class B	1,400	15,148
#	The Manitowoc Co., Inc.	4,200	24,990
	Timken Co.	131,078	2,107,734
	Titan International, Inc.	2,800	16,940
*	Titan Machinery, Inc.	2,300	23,299
	Todd Shipyards Corp.	9,932	136,863
*	TRC Companies, Inc.	27,746	74,082
#	Tredegar Industries, Inc.	40,177	706,312
*	Trex Co., Inc.	8,793	96,283
	Trinity Industries, Inc.	91,550	1,337,546
	Triumph Group, Inc.	7,736	319,729
*	Tufco Technologies, Inc.	1,000	4,080
	Twin Disc, Inc.	8,394	57,247
	Tyco International, Ltd.	456,370	10,843,351
*	U.S. Home Systems, Inc.	4,314	8,930
#	Union Pacific Corp.	489,811	24,069,313
* #	United Rentals, Inc.	92,085	558,035
*	United Stationers, Inc.	100	3,273
#	Universal Forest Products, Inc.	31,800	1,067,208
*	URS Corp.	84,698	3,731,794
*	US Airways Group, Inc.	4,301	16,301
*	USA Truck, Inc.	19,804	278,444
	Valpey Fisher Corp.	1,464	1,684
*	Versar, Inc.	6,026	14,944
#	Viad Corp.	34,729	662,629
*	Volt Information Sciences, Inc.	45,263	324,988
	Wabash National Corp.	50,377	62,971
*	Waste Services, Inc.	32,675	176,445
	Watts Water Technologies, Inc.	60,015	1,335,934
*	WCA Waste Corp.	29,283	60,030
#	Werner Enterprises, Inc.	65,832	1,076,353
*	WESCO International, Inc.	200	5,200
*	Willdan Group, Inc.	1,000	1,400
*	Willis Lease Finance Corp.	7,300	83,220
* #	YRC Worldwide, Inc.	59,368	179,885
Total Industrials			197,809,406

Information Technology — (5.1%)
*	3Com Corp.	349,373	1,414,961
*	Acorn Energy, Inc.	1,230	3,014
* #	Actel Corp.	33,263	411,463
*	ActivIdentity Corp.	60,301	129,647
*	Adaptec, Inc.	212,719	608,376
*	Advanced Analogic Technologies, Inc.	15,762	75,658
	Agilysys, Inc.	26,100	157,383
*	Amtech Systems, Inc.	10,600	44,414
*	Anaren, Inc.	10,903	141,848
*	Applied Micro Circuits Corp.	94,993	517,712
* #	Arris Group, Inc.	198,932	2,122,604
* #	Arrow Electronics, Inc.	182,170	4,142,546
	Astro-Med, Inc.	2,626	14,469
* #	ATMI, Inc.	3,100	48,949

21

*	Avid Technology, Inc.	60,150	665,861
* #	Avnet, Inc.	220,900	4,835,501
* #	Avocent Corp.	72,600	1,048,344
	AVX Corp.	298,652	2,989,507
*	Aware, Inc.	22,140	52,029
*	Axcelis Technologies, Inc.	92,100	43,287
*	AXT, Inc.	17,200	14,620
	Bel Fuse, Inc. Class A	4,174	60,523
	Bel Fuse, Inc. Class B	22,197	359,147
*	Benchmark Electronics, Inc.	104,703	1,270,047
	Black Box Corp.	29,500	807,415
*	Brightpoint, Inc.	17,400	90,654
* #	Brooks Automation, Inc.	92,404	574,753
* #	Cadence Design Systems, Inc.	65,000	362,700
*	California Micro Devices Corp.	36,836	103,509
*	Cascade Microtech, Inc.	23,271	76,794
*	Catapult Communications Corp.	30,276	223,740
*	CEVA, Inc.	11,334	93,506
* #	Checkpoint Systems, Inc.	33,700	409,455
*	Ciber, Inc.	31,700	102,391
	Cognex Corp.	3,890	54,732
	Cohu, Inc.	47,177	460,448
*	Comarco, Inc.	5,608	9,085
	Communications Systems, Inc.	12,514	104,617
* #	Computer Sciences Corp.	225,553	8,336,439
*	Concurrent Computer Corp.	13,740	64,990
*	Convergys Corp.	197,364	1,995,350
*	CPI International, Inc.	19,208	210,328
*	Cray, Inc.	18,873	79,267
*	CSP, Inc.	2,514	7,517
	CTS Corp.	34,200	207,594
*	CyberOptics Corp.	9,134	42,473
* #	Cypress Semiconductor Corp.	224,209	1,777,977
*	Datalink Corp.	5,600	18,592
	Dataram Corp.	11,134	14,697
*	DDi Corp.	31,220	106,148
*	DealerTrack Holdings, Inc.	3,829	58,124
*	Digi International, Inc.	45,567	331,272
*	DSP Group, Inc.	60,501	380,551
*	Dycom Industries, Inc.	35,250	296,805
*	Dynamics Research Corp.	20,354	167,921
*	Edgewater Technology, Inc.	15,903	38,008
*	EFJohnson Technologies, Inc.	4,404	2,819
*	Electro Scientific Industries, Inc.	34,300	294,980
*	Electronics for Imaging, Inc.	83,600	820,952
*	EMS Technologies, Inc.	1,490	28,385
*	Emulex Corp.	8,000	83,760
*	Endwave Corp.	19,715	54,413
* #	Epicor Software Corp.	107,892	595,564
* #	EPIQ Systems, Inc.	2,764	42,759
*	ePlus, Inc.	6,354	76,184
*	Euronet Worldwide, Inc.	58,878	952,646
*	Exar Corp.	7,481	46,008
#	Fair Isaac Corp.	4,800	80,736
*	Fairchild Semiconductor Corp. Class A	144,238	888,506

22

#	Fidelity National Information Services, Inc.	166,320	2,968,812
* #	FormFactor, Inc.	8,200	142,926
*	FortuNet, Inc.	1,700	5,576
	Frequency Electronics, Inc.	17,253	57,280
*	Gerber Scientific, Inc.	50,097	197,883
	Gevity HR, Inc.	30,736	121,715
* #	Globecomm Systems, Inc.	41,466	281,969
*	GSI Technology, Inc.	27,494	84,956
*	GTSI Corp.	8,203	36,914
*	Hackett Group, Inc.	51,020	114,795
* #	Harris Stratex Networks, Inc. Class A	36,692	147,502
* #	Hutchinson Technology, Inc.	49,671	95,368
*	Hypercom Corp.	66,500	71,820
*	I.D. Systems, Inc.	13,298	52,261
*	IAC/InterActiveCorp	178,991	2,867,436
*	Ikanos Communications, Inc.	12,254	18,013
#	Imation Corp.	58,091	580,910
*	Immersion Corp.	11,256	46,938
*	infoGROUP, Inc.	21,426	86,775
	InfoSpace, Inc.	65,156	431,984
*	Ingram Micro, Inc.	299,279	4,345,531
* #	Insight Enterprises, Inc.	23,200	132,704
*	Integrated Device Technology, Inc.	198,310	1,076,823
*	Integrated Silicon Solution, Inc.	27,577	61,772
*	Intelli-Check, Inc.	3,100	3,999
*	Internap Network Services Corp.	35,546	98,818
* #	International Rectifier Corp.	91,600	1,546,208
*	Internet Brands, Inc.	21,666	132,813
*	Internet Capital Group, Inc.	58,172	315,874
*	Interphase Corp.	4,460	20,070
*	Intest Corp.	10,866	2,279
*	Intevac, Inc.	34,801	239,779
*	IntriCon Corp.	2,835	8,618
*	INX, Inc.	200	690
* #	iPass, Inc.	31,471	35,877
#	IXYS Corp.	17,371	165,719
	Jabil Circuit, Inc.	171,500	1,389,150
* #	JDS Uniphase Corp.	137,990	636,134
	Keithley Instruments, Inc.	16,951	58,650
*	Key Tronic Corp.	15,546	22,542
*	Keynote Systems, Inc.	21,900	168,849
*	Kopin Corp.	20,276	55,759
*	KVH Industries, Inc.	9,179	50,485
* #	L-1 Identity Solutions, Inc.	143,173	1,048,026
*	Lattice Semiconductor Corp.	131,578	228,946
*	Littlefuse, Inc.	1,400	22,946
*	LoJack Corp.	5,158	17,640
*	LookSmart, Ltd.	35,680	44,600
*	Loral Space & Communications, Inc.	35,669	832,871
* #	Macrovision Solutions Corp.	129,011	2,608,602
	Marchex, Inc. Class B	41,491	187,539
*	Measurement Specialties, Inc.	3,590	24,376
*	Mentor Graphics Corp.	16,127	108,373
*	Mercury Computer Systems, Inc.	19,524	158,535
#	Methode Electronics, Inc.	79,571	479,017

23

* #	Micron Technology, Inc.	990,716	4,834,694
* #	MKS Instruments, Inc.	85,290	1,334,789
* #	ModusLink Global Solutions, Inc.	68,955	255,134
*	MoSys, Inc.	11,829	16,561
#	Motorola, Inc.	2,108,701	11,661,117
* #	MPS Group, Inc.	128,300	1,031,532
*	MSC.Software Corp.	52,565	322,749
*	Nanometrics, Inc.	46,005	92,930
*	Newport Corp.	56,016	279,520
*	Nu Horizons Electronics Corp.	14,932	41,660
*	OmniVision Technologies, Inc.	38,897	369,910
*	Oplink Communications, Inc.	35,186	388,453
* #	OpNext, Inc.	38,358	97,046
*	Optelecom-NKF, Inc.	4,329	16,364
*	Optical Cable Corp.	9,195	25,562
* #	Orbcomm, Inc.	11,500	14,720
*	Overland Storage, Inc.	399	271
* #	OYO Geospace Corp.	1,601	25,456
*	PAR Technology Corp.	24,005	125,546
*	PC Connection, Inc.	52,813	261,424
	PC-Tel, Inc.	52,653	256,420
*	PDF Solutions, Inc.	193	345
*	Perceptron, Inc.	4,904	17,703
*	Perficient, Inc.	10,178	70,941
*	Performance Technologies, Inc.	25,851	71,607
*	Pericom Semiconductor Corp.	12,868	114,654
*	Pervasive Software, Inc.	36,268	178,076
*	Phoenix Technologies, Ltd.	200	570
*	Physicians Formula Holdings, Inc.	7,529	18,446
#	Plantronics, Inc.	19,000	242,060
*	PLX Technology, Inc.	12,251	41,531
* #	Presstek, Inc.	7,000	13,510
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	12,614
* #	RadiSys Corp.	43,345	310,784
*	RealNetworks, Inc.	224,844	553,116
*	RF Monolithics, Inc.	1,586	539
	Richardson Electronics, Ltd.	23,579	84,413
*	Rudolph Technologies, Inc.	69,020	360,975
*	Sandisk Corp.	197,936	3,111,554
* #	SCM Microsystems, Inc.	18,612	44,110
*	SeaChange International, Inc.	29,306	183,749
*	Semitool, Inc.	4,824	22,914
* #	Sigma Designs, Inc.	2,475	31,977
*	Silicon Image, Inc.	29,804	81,067
*	Silicon Storage Technology, Inc.	197,920	366,152
* #	Skyworks Solutions, Inc.	198,535	1,755,049
*	Smith Micro Software, Inc.	17,501	150,509
*	Soapstone Networks, Inc.	45,254	166,987
*	SonicWALL, Inc.	163,232	886,350
*	Spectrum Control, Inc.	20,631	145,861
* #	Standard Microsystems Corp.	38,219	606,153
	StarTek, Inc.	34,355	141,543
*	SumTotal Systems, Inc.	57,285	220,547
*	SupportSoft, Inc.	58,641	131,942

24

* #	Sycamore Networks, Inc.	517,447	1,526,469
*	Symmetricom, Inc.	95,703	476,601
* #	SYNNEX Corp.	60,100	1,293,953
* #	Tech Data Corp.	85,452	2,460,163
	Technitrol, Inc.	12,400	50,468
*	Technology Solutions Co.	3,555	8,319
*	TechTeam Global, Inc.	19,526	101,340
*	Tellabs, Inc.	303,499	1,590,335
*	Telular Corp.	24,670	49,340
* #	Teradyne, Inc.	355,484	2,111,575
*	Tessco Technologies, Inc.	10,246	93,751
	TheStreet.com, Inc.	34,407	73,287
*	Tier Technologies, Inc. Class B	8,900	55,981
*	Tollgrade Communications, Inc.	20,676	123,022
* #	Track Data Corp.	7,728	6,182
*	Trident Microsystems, Inc.	2,123	2,909
*	Triquint Semiconductor, Inc.	168,914	646,941
	TSR, Inc.	1,300	2,197
*	TTM Technologies, Inc.	62,699	465,227
*	Ultra Clean Holdings, Inc.	2,816	5,125
	United Online, Inc.	51,420	272,526
* #	UTStarcom, Inc.	192,273	224,959
*	Vicon Industries, Inc.	5,787	31,539
*	Video Display Corp.	600	1,950
*	Vignette Corp.	35,100	289,926
*	Virage Logic Corp.	32,466	111,683
*	Vishay Intertechnology, Inc.	213,119	1,251,009
*	Web.com Group, Inc.	60,937	253,498
*	White Electronics Designs Corp.	27,184	119,881
*	Wireless Telecom Group, Inc.	33,460	16,730
*	WPCS International, Inc.	9,861	19,623
#	Xerox Corp.	974,182	5,952,252
*	Zoran Corp.	117,194	1,047,714
*	Zygo Corp.	39,500	198,290
Total Information Technology			120,021,412

Materials — (2.5%)
#	A. Schulman, Inc.	26,800	420,492
#	A.M. Castle & Co.	49,586	480,488
	Alcoa, Inc.	183,772	1,666,812
*	American Pacific Corp.	5,647	40,037
	Ashland, Inc.	112,560	2,471,818
* #	Brush Engineered Materials, Inc.	41,367	699,930
*	Buckeye Technologies, Inc.	22,600	116,390
*	Bway Holding Co.	44,908	418,543
	Cabot Corp.	110,278	1,610,059
	Carpenter Technology Corp.	2,700	55,809
	Commercial Metals Co.	19,325	287,556
* #	Continental Materials Corp.	100	1,449
*	Core Molding Technologies, Inc.	1,188	2,804
	Cytec Industries, Inc.	64,700	1,284,942
#	Dow Chemical Co.	310,553	4,968,848
	Eastman Chemical Co.	2,800	111,104
	Ferro Corp.	49,500	137,115
*	Flotek Industries, Inc.	17,689	36,616

25

#	Freeport-McMoRan Copper & Gold, Inc. Class B	26,772	1,141,826
	Friedman Industries, Inc.	18,653	100,167
#	Gibraltar Industries, Inc.	53,888	361,050
*	Graphic Packaging Holding Co.	1,716	2,952
*	H&E Equipment Services, Inc.	66,829	503,222
*	Haynes International, Inc.	200	4,516
* #	Headwaters, Inc.	84,996	214,190
*	Horsehead Holding Corp.	11,825	84,431
*	ICO, Inc.	19,158	47,320
	Innospec, Inc.	711	5,588
	International Paper Co.	497,362	6,296,603
	Kaiser Aluminum Corp.	32,695	965,810
*	Kapstone Paper and Packaging Corp.	1,140	3,249
	KMG Chemicals, Inc.	2,795	15,261
#	Kronos Worldwide, Inc.	4,219	31,516
	Louisiana-Pacific Corp.	153,257	623,756
*	Material Sciences Corp.	24,611	29,041
	MeadWestavco Corp.	188,451	2,951,143
*	Metalico, Inc.	7,900	18,170
	Minerals Technologies, Inc.	2,900	107,851
*	Mod-Pac Corp.	1,091	2,673
	Myers Industries, Inc.	65,520	657,166
	Neenah Paper, Inc.	23,100	115,731
#	NL Industries, Inc.	67,563	818,188
* #	Northern Technologies International Corp.	3,000	15,720
* #	Northwest Pipe Co.	12,085	458,384
	Olympic Steel, Inc.	2,500	45,850
* #	OM Group, Inc.	51,135	1,424,621
	P.H. Glatfelter Co.	50,000	444,000
	Penford Corp.	39,808	177,942
*	PolyOne Corp.	146,654	401,832
	Quaker Chemical Corp.	2,300	26,910
*	Ready Mix, Inc.	3,839	11,325
#	Reliance Steel & Aluminum Co.	50,700	1,786,161
*	Rock of Ages Corp.	1,200	2,172
* #	Rockwood Holdings, Inc.	35,100	431,730
* #	Rosetta Resources, Inc.	79,112	557,740
* #	RTI International Metals, Inc.	35,400	460,554
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,531,404
#	Schweitzer-Maudoit International, Inc.	32,213	739,933
	Spartech Corp.	18,620	73,177
* #	Stillwater Mining Co.	34,270	154,558
*	Symyx Technologies, Inc.	40,492	195,981
	Synalloy Corp.	4,995	30,120
#	Temple-Inland, Inc.	44,500	531,330
#	Texas Industries, Inc.	46,594	1,490,076
#	Titanium Metals Corp.	7,100	48,209
*	U.S. Concrete, Inc.	82,977	164,294
*	Universal Stainless & Alloy Products, Inc.	6,709	89,901
#	Valspar Corp.	98,610	2,366,640
	Wausau Paper Corp.	12,989	113,394
#	Westlake Chemical Corp.	105,000	1,963,500
	Weyerhaeuser Co.	311,975	11,000,239
#	Worthington Industries, Inc.	64,670	963,583
* #	Zoltek Companies, Inc.	5,042	39,681
Total Materials			57,653,193

26

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (4.7%)
	Arbinet-thexchange, Inc.	3,200	6,048
	AT&T, Inc.	2,510,122	64,309,326
#	CenturyTel, Inc.	87,230	2,368,295
	D&E Communications, Inc.	24,213	135,593
* #	General Communications, Inc. Class A	44,592	341,575
* #	Occam Networks, Inc.	26,624	73,216
* #	Sprint Nextel Corp.	3,528,077	15,382,416
	SureWest Communications	15,836	101,984
	Telephone & Data Systems, Inc.	80,200	2,299,334
	Telephone & Data Systems, Inc. Special Shares	67,452	1,742,960
* #	United States Cellular Corp.	33,568	1,141,312
#	Verizon Communications, Inc.	695,830	21,111,482
*	Xeta Corp.	18,366	36,181
Total Telecommunication Services			109,049,722

Utilities — (0.4%)
*	AES Corp.	425,099	3,005,450
* #	Calpine Corp.	113,874	923,518
	Maine & Maritimes Corp.	1,600	56,000
*	Mirant Corp.	172,860	2,200,508
* #	Reliant Energy, Inc.	444,750	2,205,960
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,864
Total Utilities			8,428,300

TOTAL COMMON STOCKS			1,839,281,946

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124

SECURITIES LENDING COLLATERAL — (20.9%)
§ @	DFA Short Term Investment Fund LP	486,939,237	486,939,237

27

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133

TOTAL SECURITIES LENDING COLLATERAL		489,845,370

TOTAL INVESTMENTS - (100.0%) (Cost $2,873,646,622)		$2,338,337,440

See accompanying Notes to Financial Statements.

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.7%)
Consumer Discretionary — (8.8%)
*	1-800-FLOWERS.COM, Inc.	1,200	$3,504
* #	99 Cents Only Stores	11,100	119,214
*	A.C. Moore Arts & Crafts, Inc.	1,068	3,151
#	Aaron’s, Inc.	7,200	241,632
#	Abercrombie & Fitch Co.	7,150	193,479
	Acme United Corp.	400	3,296
	Advance Auto Parts, Inc.	10,000	437,500
* #	Aeropostale, Inc.	6,550	222,503
*	AFC Enterprises, Inc.	2,300	14,283
	Aldila, Inc.	700	2,856
*	Alloy, Inc.	2,475	11,311
* #	Amazon.com, Inc.	40,400	3,253,008
	Ambassadors Group, Inc.	1,423	17,361
* #	American Apparel, Inc.	4,600	31,050
	American Eagle Outfitters, Inc.	22,400	331,968
	American Greetings Corp. Class A	3,222	25,293
*	American Public Education, Inc.	2,200	79,200
* #	America’s Car-Mart, Inc.	1,800	29,196
	Ameristar Casinos, Inc.	5,810	119,221
* #	AnnTaylor Stores Corp.	2,325	17,182
*	Apollo Group, Inc. Class A	22,083	1,390,125
#	Arbitron, Inc.	600	12,492
#	Arctic Cat, Inc.	2,500	10,000
	Asbury Automotive Group, Inc.	1,500	14,505
*	ATC Technology Corp.	2,100	33,369
* #	AutoNation, Inc.	22,038	390,293
* #	Autozone, Inc.	5,700	948,423
*	Avatar Holdings, Inc.	1,000	18,580
*	Ballantyne of Omaha, Inc.	2,600	6,110
* #	Bally Technologies, Inc.	6,300	164,934
#	Barnes & Noble, Inc.	6,300	164,556
*	Barry (R.G.) Corp.	1,300	7,826
	bebe stores, inc.	11,275	103,730
* #	Bed Bath and Beyond, Inc.	28,830	877,009
*	Benihana, Inc.	800	4,320
*	Benihana, Inc. Class A	700	3,661
#	Best Buy Co., Inc.	28,660	1,099,971
	Big 5 Sporting Goods Corp.	1,546	12,724
*	Big Lots, Inc.	10,052	277,837
* #	BJ’s Restaurants, Inc.	3,198	52,735
	Black & Decker Corp.	3,150	126,945
* #	Blue Nile, Inc.	2,096	89,206
	Blyth, Inc.	575	25,346

1

	Bob Evans Farms, Inc.	3,500	84,875
	Books-A-Million, Inc.	795	4,563
#	BorgWarner, Inc.	12,800	370,560
	Boyd Gaming Corp.	5,020	46,134
	Brinker International, Inc.	10,260	181,807
*	Brink’s Home Security Holdings, Inc.	5,900	156,822
#	Brookfield Homes Corp.	2,400	12,600
	Brown Shoe Company, Inc.	1,487	9,561
	Brunswick Corp.	3,560	21,289
	Buckle, Inc.	4,670	174,518
* #	Buffalo Wild Wings, Inc.	1,800	70,272
*	Build-A-Bear-Workshop, Inc.	2,400	13,104
	Bunge, Ltd.	6,870	329,829
#	Burger King Holdings, Inc.	10,400	169,936
* #	Cabela’s, Inc.	10,200	130,662
#	Cablevision Systems New York Group Class A	24,229	415,770
* #	California Coastal Communities, Inc.	25	33
*	California Pizza Kitchen, Inc.	2,415	37,940
	Callaway Golf Co.	9,700	73,235
	Canterbury Park Holding Corp.	500	3,000
* #	Capella Education Co.	2,800	143,864
* #	Career Education Corp.	9,659	212,884
* #	CarMax, Inc.	24,094	307,439
	Carmike Cinemas, Inc.	265	1,081
	Carnival Corp.	46,832	1,258,844
*	Carriage Services, Inc.	3,100	8,153
*	Carrols Restaurant Group, Inc.	1,300	7,696
*	Carter’s, Inc.	7,800	166,764
	Cato Corp. Class A	4,150	79,763
*	Cavalier Homes, Inc.	1,900	3,154
*	Cavco Industries, Inc.	1,157	27,120
	CBS Corp. Class A	3,700	26,492
	CBS Corp. Class B	4,200	29,568
*	CEC Entertainment, Inc.	2,357	71,794
#	Centex Corp.	10,900	119,246
*	Charlotte Russe Holding, Inc.	1,365	17,131
*	Charming Shoppes, Inc.	400	1,396
*	Cheesecake Factory, Inc.	3,550	61,663
#	Cherokee, Inc.	542	9,902
* #	Chico’s FAS, Inc.	19,200	146,688
* #	Chipotle Mexican Grill, Inc.	1,425	115,553
*	Chipotle Mexican Grill, Inc. Class B	1,960	128,400
#	Choice Hotels International, Inc.	7,220	216,095
#	Christopher & Banks Corp.	4,050	22,518
	Churchill Downs, Inc.	2,019	70,281
	Cinemark Holdings, Inc.	13,300	118,370
*	Citi Trends, Inc.	1,200	29,472
	CKE Restaurants, Inc.	5,037	48,204
*	Coach, Inc.	26,268	643,566
* #	Coinstar, Inc.	3,800	135,242
*	Coldwater Creek, Inc.	6,649	22,939
	Collectors Universe, Inc.	1,250	5,012
#	Columbia Sportswear Co.	4,791	147,180
	Comcast Corp. Class A	201,906	3,121,467
	Comcast Corp. Special Class A	79,163	1,162,113

2

* #	Conn’s, Inc.	3,384	55,633
	Cooper Tire & Rubber Co.	7,169	59,288
* #	Corinthian Colleges, Inc.	12,300	189,420
	Courier Corp.	1,460	22,893
*	Cox Radio, Inc.	2,726	13,085
#	CPI Corp.	131	1,336
#	Cracker Barrel Old Country Store, Inc.	2,500	81,525
* #	Crown Media Holdings, Inc.	4,987	15,410
	CSS Industries, Inc.	1,450	28,797
*	Culp, Inc.	1,566	6,906
#	D.R. Horton, Inc.	28,300	369,315
#	Darden Restaurants, Inc.	15,290	565,271
* #	Deckers Outdoor Corp.	1,526	86,250
*	dELiA*s, Inc.	1,100	2,365
*	Design Within Reach, Inc.	300	261
*	Destination Maternity Corp.	1,300	17,446
#	DeVry, Inc.	9,740	414,534
*	DG FastChannel, Inc.	2,800	65,324
* #	Dick’s Sporting Goods, Inc.	7,814	148,466
	Dillards, Inc. Class A	7,036	54,248
	DineEquity, Inc.	1,200	38,448
*	Discovery Communications, Inc. (25470F104)	8,101	153,838
*	Discovery Communications, Inc. (25470F302)	19,096	334,562
*	DISH Network Corp.	10,000	132,500
	Disney (Walt) Co.	212,657	4,657,188
*	Dolan Media Co.	500	5,955
*	Dollar Tree, Inc.	12,700	537,718
*	Domino’s Pizza, Inc.	8,774	82,827
	Dover Downs Gaming & Entertainment, Inc.	2,000	8,540
*	Dr Pepper Snapple Group, Inc.	29,420	609,288
*	DreamWorks Animation SKG, Inc.	7,680	184,397
* #	Drew Industries, Inc.	2,900	41,412
*	DSW, Inc.	2,194	23,849
#	Eastman Kodak Co.	22,000	67,100
*	Einstein Noah Restaurant Group, Inc.	1,810	19,530
	Ethan Allen Interiors, Inc.	3,275	44,049
*	Expedia, Inc.	1,914	26,050
#	Family Dollar Stores, Inc.	20,000	663,800
*	Famous Dave’s of America, Inc.	1,098	7,422
*	FGX International Holdings, Ltd.	3,889	44,801
	Finish Line, Inc. Class A	7,355	62,517
	Fisher Communications, Inc.	1,200	14,472
	Foot Locker, Inc.	18,341	218,074
* #	Ford Motor Co.	88,540	529,469
	Fortune Brands, Inc.	9,980	392,314
*	Fossil, Inc.	6,950	140,112
	Fred’s, Inc.	5,617	76,728
* #	Fuel Systems Solutions, Inc.	2,050	31,303
* #	GameStop Corp. Class A	17,997	542,790
*	Gaming Partners International Corp.	800	4,776
* #	Gander Mountain Co.	2,459	9,590
#	Gannett Co., Inc.	8,300	32,453
	Gap, Inc.	76,630	1,190,830
* #	Garmin, Ltd.	16,497	415,559
* #	Gaylord Entertainment Co.	1,337	18,638

3

* #	Genesco, Inc.	1,900	43,282
*	Gentek, Inc.	1,260	24,053
	Gentex Corp.	13,434	179,613
#	Genuine Parts Co.	19,830	673,427
*	G-III Apparel Group, Ltd.	1,400	11,228
*	Global Traffic Network, Inc.	2,700	12,960
*	Goodyear Tire & Rubber Co.	13,900	152,761
*	Great Wolf Resorts, Inc.	400	1,476
	Group 1 Automotive, Inc.	2,180	46,434
* #	GSI Commerce, Inc.	6,646	94,440
#	Guess?, Inc.	8,400	218,736
*	Gymboree Corp.	3,300	113,520
	H&R Block, Inc.	28,920	437,849
* #	Hanesbrands, Inc.	1,175	19,340
#	Harley-Davidson, Inc.	8,200	181,712
	Harman International Industries, Inc.	6,000	109,140
	Harte-Hanks, Inc.	9,156	75,629
	Hasbro, Inc.	15,000	399,900
	Haverty Furniture Co., Inc.	2,800	30,380
*	Hawk Corp.	1,220	17,507
*	Helen of Troy, Ltd.	4,600	73,370
*	hhgregg, Inc.	3,700	61,420
* #	Hibbett Sporting Goods, Inc.	2,888	60,215
	Hillenbrand, Inc.	7,105	129,169
	Home Depot, Inc.	181,230	4,769,974
	Hooker Furniture Corp.	1,600	18,752
* #	Hot Topic, Inc.	7,425	90,882
*	Hovnanian Enterprises, Inc. Class A	6,300	17,451
*	HSN, Inc.	3,104	21,449
* #	Iconix Brand Group, Inc.	8,398	119,755
	Interactive Data Corp.	13,419	301,659
	Interface, Inc. Class A	5,100	29,529
	International Game Technology	9,200	113,620
	International Speedway Corp. Class A	3,675	87,024
* #	Interpublic Group of Companies, Inc.	34,416	215,444
*	Interval Leisure Group, Inc.	3,110	24,911
*	iRobot Corp.	2,385	27,356
*	Isle of Capri Casinos, Inc.	4,000	42,960
* #	ITT Educational Services, Inc.	5,590	563,304
*	J. Alexander’s Corp.	800	3,200
*	J. Crew Group, Inc.	3,623	62,352
#	J.C. Penney Co., Inc.	24,270	744,846
* #	Jack in the Box, Inc.	6,300	154,917
*	JAKKS Pacific, Inc.	3,600	45,540
* #	Jarden Corp.	7,825	157,282
*	Jo-Ann Stores, Inc.	2,773	50,801
#	Johnson Controls, Inc.	47,941	911,358
	Johnson Outdoors, Inc.	1,287	8,160
	Jones Apparel Group, Inc.	2,466	22,786
* #	Jos. A. Bank Clothiers, Inc.	2,200	88,968
* #	K12, Inc.	1,700	29,886
	KB HOME	9,900	178,893
	Kenneth Cole Productions, Inc. Class A	1,100	7,612
	Kimball International, Inc. Class B	2,500	13,725
*	Kirkland’s, Inc.	600	4,110

4

* #	Knology, Inc.	3,300	23,430
* #	Kohl’s Corp.	33,060	1,499,271
*	Kona Grill, Inc.	800	1,680
*	Krispy Kreme Doughnuts, Inc.	4,900	19,306
	K-Swiss, Inc. Class A	3,562	35,762
*	Lakeland Industries, Inc.	1,000	7,490
* #	Lamar Advertising Co.	1,715	28,983
* #	Las Vegas Sands Corp.	33,000	258,060
*	Lazare Kaplan International, Inc.	1,263	1,692
	Leggett & Platt, Inc.	13,697	196,689
	Lennar Corp. Class A	10,400	101,296
*	Liberty Global, Inc. Class A	14,337	236,417
*	Liberty Global, Inc. Class B	95	1,532
* #	Liberty Global, Inc. Series C	13,612	222,692
*	Liberty Media Corp. - Entertainment Class A	50,052	1,218,766
*	Liberty Media Corp. - Entertainment Class B	2,274	57,237
*	Liberty Media Corp. Capital Class A	9,316	108,997
*	Liberty Media Corp. Interactive Class B	400	2,188
*	Life Time Fitness, Inc.	2,000	37,520
	Limited Brands, Inc.	36,350	415,117
* #	Lincoln Educational Services Corp.	3,676	60,985
*	Live Nation, Inc.	1,492	5,834
	Liz Claiborne, Inc.	4,900	23,226
* #	LKQ Corp.	12,089	205,271
*	Lodgenet Entertainment Corp.	800	3,248
*	Lodgian, Inc.	593	1,524
	Lowe’s Companies, Inc.	163,790	3,521,485
*	Luby’s, Inc.	1,849	9,911
*	Lumber Liquidators, Inc.	1,700	25,432
	M/I Homes, Inc.	2,200	33,594
#	Macy’s, Inc.	29,300	400,824
*	Maidenform Brands, Inc.	2,442	31,135
	Marine Products Corp.	3,012	14,006
#	Marriott International, Inc. Class A	26,430	622,691
* #	Marvel Entertainment, Inc.	9,400	280,496
	Mattel, Inc.	32,665	488,668
	Matthews International Corp. Class A	3,400	106,488
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	15,661
#	McDonald’s Corp.	146,759	7,820,787
	McGraw-Hill Companies, Inc.	17,600	530,640
	MDC Holdings, Inc.	5,560	190,041
#	Media General, Inc. Class A	3,000	7,800
*	Mediacom Communications Corp.	5,481	31,187
#	Meredith Corp.	3,400	85,272
*	Meritage Homes Corp.	3,900	81,159
* #	MGM Mirage	9,125	76,467
*	Midas, Inc.	2,526	25,260
	Modine Manufacturing Co.	2,700	10,314
* #	Mohawk Industries, Inc.	5,300	250,743
* #	Monarch Casino & Resort, Inc.	2,372	24,242
	Monro Muffler Brake, Inc.	3,088	77,107
*	Morningstar, Inc.	4,800	190,416
*	Morton’s Restaurant Group, Inc.	1,090	5,058
	Movado Group, Inc.	2,362	21,660
*	Multimedia Games, Inc.	2,364	5,012

5

*	Nathan’s Famous, Inc.	1,109	15,581
#	National CineMedia, Inc.	4,700	68,291
	National Presto Industries, Inc.	1,200	85,512
* #	Netflix, Inc.	7,800	353,418
	New Frontier Media, Inc.	2,800	5,488
*	New Motion, Inc.	857	797
*	New York & Co., Inc.	3,559	20,642
	Newell Rubbermaid, Inc.	13,784	144,043
	News Corp. Class A	76,612	632,815
#	News Corp. Class B	53,892	491,495
	NIKE, Inc. Class B	45,600	2,392,632
#	Nordstrom, Inc.	17,400	393,762
	Nutri/System, Inc.	3,600	49,464
*	NVR, Inc.	500	252,685
*	Office Depot, Inc.	6,700	17,353
#	Omnicom Group, Inc.	26,300	827,661
#	Orleans Homebuilders, Inc.	1,545	3,244
* #	O’Reilly Automotive, Inc.	18,578	721,755
*	Outdoor Channel Holdings, Inc.	3,807	28,476
* #	Overstock.com, Inc.	1,430	19,276
	Oxford Industries, Inc.	584	5,688
* #	P.F. Chang’s China Bistro, Inc.	2,500	75,450
*	Pacific Sunwear of California, Inc.	5,700	23,085
*	Palm Harbor Homes, Inc.	1,500	4,560
* #	Panera Bread Co.	3,600	201,636
*	Papa John’s International, Inc.	3,300	87,582
*	PC Mall, Inc.	2,400	15,360
*	Penn National Gaming, Inc.	10,000	340,200
	Pennichuck Corp.	600	12,300
#	Penske Automotive Group, Inc.	7,674	101,680
*	Perry Ellis International, Inc.	969	7,103
* #	PetMed Express, Inc.	3,200	52,032
	PetSmart, Inc.	15,005	343,314
	Phillips-Van Heusen Corp.	6,591	191,337
* #	Pinnacle Entertainment, Inc.	4,100	51,168
#	Polaris Industries, Inc.	2,725	91,151
#	Polo Ralph Lauren Corp.	6,100	328,424
*	Pomeroy IT Solutions, Inc.	300	1,059
#	Pool Corp.	3,300	58,938
#	Pre-Paid Legal Services, Inc.	1,200	44,196
* #	Priceline.com, Inc.	3,400	330,106
	PRIMEDIA, Inc.	100	390
* #	Princeton Review, Inc.	4,059	17,616
#	Pulte Homes, Inc.	31,110	358,076
#	RadioShack Corp.	10,383	146,193
*	Raser Technologies, Inc.	1,400	5,474
*	RC2 Corp.	1,400	15,834
	RCN Corp.	4,500	18,450
*	Red Lion Hotels Corp.	2,934	13,408
* #	Red Robin Gourmet Burgers, Inc.	1,300	31,915
	Regis Corp.	3,200	61,248
*	Rent-A-Center, Inc.	9,280	178,640
*	Rentrak Corp.	1,137	11,029
*	Retail Ventures, Inc.	387	1,006
	Ross Stores, Inc.	11,000	417,340

6

#	Royal Caribbean Cruises, Ltd.	7,400	109,002
*	Rubio’s Restaurants, Inc.	1,297	6,939
	Ryland Group, Inc.	4,100	84,911
*	Saga Communications, Inc.	507	4,720
#	Saks, Inc.	13,010	67,782
*	Sally Beauty Holdings, Inc.	15,950	118,030
	Sauer-Danfoss, Inc.	4,508	18,708
	Scholastic Corp.	2,600	51,298
* #	Scientific Games Corp.	6,970	121,905
	Scripps Networks Interactive	12,399	340,229
*	Sealy Corp.	1,500	5,310
* #	Sears Holdings Corp.	5,615	350,769
	Service Corp. International	31,570	143,012
	Sherwin-Williams Co.	16,400	928,896
	Shiloh Industries, Inc.	3,192	7,980
*	Shoe Carnival, Inc.	1,463	17,059
*	Shuffle Master, Inc.	6,626	25,245
*	Shutterfly, Inc.	4,000	51,240
	Signet Jewelers, Ltd. ADR	2,400	38,088
*	Skechers U.S.A., Inc. Class A	3,800	44,460
	Skyline Corp.	800	16,584
* #	Smith & Wesson Holding Corp.	4,800	34,416
	Snap-On, Inc.	6,470	219,462
#	Sonic Automotive, Inc.	1,901	9,809
* #	Sonic Corp.	5,738	62,659
	Sotheby’s Class A	4,500	52,245
	Spartan Motors, Inc.	3,375	27,236
	Speedway Motorsports, Inc.	4,500	67,500
*	Sport Chalet, Inc. Class A	491	290
	Sport Supply Group, Inc.	2,340	14,087
	Stage Stores, Inc.	3,250	39,812
* #	Stamps.com, Inc.	1,943	18,186
	Standard Motor Products, Inc.	1,900	7,600
	Stanley Furniture, Inc.	1,979	20,305
	Staples, Inc.	65,450	1,349,579
* #	Starbucks Corp.	73,430	1,061,798
#	Starwood Hotels & Resorts Worldwide, Inc.	12,700	264,922
	Stein Mart, Inc.	700	3,059
*	Steinway Musical Instruments, Inc.	900	12,087
* #	Steven Madden, Ltd.	2,250	66,195
	Stewart Enterprises, Inc.	5,182	18,085
	Strattec Security Corp.	200	2,620
#	Strayer Education, Inc.	1,800	340,938
	Sturm Ruger & Co., Inc.	3,300	40,623
#	Superior Industries International, Inc.	2,594	39,118
	Superior Uniform Group, Inc.	162	1,236
	Systemax, Inc.	6,196	104,465
	Talbots, Inc.	2,670	6,301
	Tandy Brand Accessories, Inc.	700	1,491
*	Tandy Leather Factory, Inc.	663	1,823
	Target Corp.	81,634	3,368,219
#	Tempur-Pedic International, Inc.	7,700	99,022
*	Tenneco Automotive, Inc.	3,900	11,934
*	Texas Roadhouse, Inc.	8,700	99,006
*	The Children’s Place Retail Stores, Inc.	2,340	66,550

7

* #	The DIRECTV Group, Inc.	115,900	2,866,207
* #	The Dress Barn, Inc.	6,300	95,382
	The Marcus Corp.	2,400	30,480
	The Men’s Wearhouse, Inc.	5,635	105,036
	The New York Times Co. Class A	9,400	50,572
#	The Stanley Works	9,057	344,438
*	The Steak n Shake Co.	4,300	49,708
	The TJX Companies, Inc.	57,450	1,606,876
*	The Wet Seal, Inc. Class A	11,405	43,453
#	Thor Industries, Inc.	6,800	156,332
*	Ticketmaster Entertainment, Inc.	64	337
#	Tiffany & Co.	14,000	405,160
*	Timberland Co. Class A	5,500	89,320
	Time Warner Cable, Inc.	62,106	2,001,676
	Time Warner, Inc.	115,036	2,511,236
* #	TiVo, Inc.	11,800	88,500
* #	Toll Brothers, Inc.	20,060	406,416
*	Tractor Supply Co.	5,131	207,190
* #	True Religion Apparel, Inc.	2,500	39,400
*	TRW Automotive Holdings Corp.	1,800	15,516
*	Tuesday Morning Corp.	400	1,364
#	Tupperware Corp.	6,100	152,683
*	Ulta Salon, Cosmetics & Fragrance, Inc.	900	7,875
* #	Under Armour, Inc. Class A	3,200	75,328
	Unifirst Corp.	2,165	80,733
*	Universal Electronics, Inc.	1,700	31,858
*	Universal Technical Institute, Inc.	1,500	21,360
*	Urban Outfitters, Inc.	14,400	280,656
	V.F. Corp.	11,250	666,787
*	Vail Resorts, Inc.	5,400	157,680
*	Valassis Communications, Inc.	2,500	12,925
	Value Line, Inc.	400	11,220
* #	VCG Holding Corp.	1,800	3,546
*	Viacom, Inc. Class A	6,727	138,913
*	Viacom, Inc. Class B	66,300	1,275,612
	Virco Manufacturing Corp.	1,718	5,463
* #	Volcom, Inc.	2,019	27,236
#	WABCO Holdings, Inc.	2,643	42,262
* #	Warnaco Group, Inc.	5,980	172,463
#	Weight Watchers International, Inc.	5,600	139,328
	Wendy’s/Arby’s Group, Inc.	39,718	198,590
* #	West Marine, Inc.	2,681	15,416
	Whirlpool Corp.	5,600	252,896
	Wiley (John) & Sons, Inc. Class A	5,300	179,670
*	Williams Controls, Inc.	600	3,240
	Williams-Sonoma, Inc.	3,600	50,400
*	Winmark Corp.	300	3,867
	Winnebago Industries, Inc.	1,700	14,977
* #	WMS Industries, Inc.	5,290	169,862
	Wolverine World Wide, Inc.	5,450	113,523
	World Wrestling Entertainment, Inc.	3,100	33,170
	Wyndham Worldwide Corp.	4,400	51,392
* #	Wynn Resorts, Ltd.	5,760	225,965
	Yum! Brands, Inc.	49,017	1,634,717
* #	Zumiez, Inc.	2,100	25,326
Total Consumer Discretionary			105,042,738

8

Consumer Staples — (10.5%)
	Alberto-Culver Co.	10,350	230,701
	Alico, Inc.	1,200	31,836
*	Alliance One International, Inc.	14,189	53,209
	Altria Group, Inc.	273,915	4,473,032
#	American Italian Pasta Co.	22	692
	Archer-Daniels-Midland Co.	71,590	1,762,546
#	Avon Products, Inc.	33,400	760,184
	B&G Foods, Inc.	4,970	30,416
*	Bare Escentuals, Inc.	5,922	54,838
* #	BJ’s Wholesale Club, Inc.	7,800	260,052
* #	Boston Beer Co., Inc. Class A	1,400	37,240
	Brown-Forman Corp. Class A	8,170	397,879
	Brown-Forman Corp. Class B	12,232	568,788
	Calavo Growers, Inc.	1,800	25,578
	Cal-Maine Foods, Inc.	2,100	55,587
#	Campbell Soup Co.	39,303	1,010,873
*	Caribou Coffee Co.	1,000	4,000
	Casey’s General Stores, Inc.	8,190	217,936
	CCA Industries, Inc.	593	1,720
* #	Central European Distribution Corp.	3,475	77,840
*	Central Garden & Pet Co.	2,800	26,936
*	Central Garden & Pet Co. Class A	7,529	68,288
*	Chattem, Inc.	2,100	115,311
#	Chiquita Brands International, Inc.	4,900	37,093
#	Church & Dwight Co., Inc.	9,266	504,163
	Clorox Co.	18,352	1,028,630
	Coca-Cola Co.	247,656	10,661,591
	Coca-Cola Enterprises, Inc.	55,144	940,757
	Colgate-Palmolive Co.	66,200	3,905,800
* #	Collective Brands, Inc.	9,800	142,296
	ConAgra, Inc.	51,029	903,213
*	Constellation Brands, Inc. Class A	23,600	273,524
	Corn Products International, Inc.	9,533	227,839
	Costco Wholesale Corp.	33,400	1,623,240
	CVS Caremark Corp.	164,647	5,232,482
*	Darling International, Inc.	8,700	49,764
* #	Dean Foods Co.	14,150	292,905
	Del Monte Foods Co.	26,920	203,246
	Diamond Foods, Inc.	2,435	63,773
*	Elizabeth Arden, Inc.	3,500	30,310
* #	Energizer Holdings, Inc.	5,300	303,690
#	Estee Lauder Companies, Inc.	10,000	299,000
	Farmer Brothers Co.	2,399	47,380
#	Flowers Foods, Inc.	12,458	287,780
*	Fresh Del Monte Produce, Inc.	5,939	86,234
#	General Mills, Inc.	47,055	2,385,218
	Great Atlantic & Pacific Tea, Inc.	4,751	34,872
* #	Green Mountain Coffee, Inc.	3,191	230,741
* #	Hain Celestial Group, Inc.	6,026	100,574
*	Hansen Natural Corp.	5,324	217,006
#	Heinz (H.J.) Co.	28,800	991,296
	Herbalife, Ltd.	3,700	73,334

9

#	Hormel Foods Corp.	18,330	573,546
	Imperial Sugar Co.	1,726	11,305
	Ingles Market, Inc. Class A	2,210	34,498
	Inter Parfums, Inc.	3,152	24,460
	J & J Snack Foods Corp.	2,891	112,055
	J.M. Smucker Co.	13,176	519,134
	Kellogg Co.	34,200	1,440,162
#	Kimberly-Clark Corp.	39,010	1,916,951
	Kraft Foods, Inc.	165,324	3,868,582
#	Lancaster Colony Corp.	2,988	130,874
	Lance, Inc.	4,400	101,904
* #	Lifeway Foods, Inc.	1,134	10,229
	Lorillard, Inc.	20,332	1,283,559
	Mannatech, Inc.	2,370	10,357
#	McCormick & Co., Inc.	12,914	380,317
#	McCormick & Co., Inc. Voting Common Stock	607	17,749
*	Medifast, Inc.	3,000	20,970
	Molson Coors Brewing Co.	18,950	724,837
	Nash-Finch Co.	1,300	38,077
* #	National Beverage Corp.	5,976	62,927
*	Natural Alternatives International, Inc.	1,000	6,010
*	NBTY, Inc.	12,300	318,693
	Nu Skin Enterprises, Inc. Class A	6,010	77,048
	Oil-Dri Corp. of America	641	10,346
*	Omega Protein Corp.	2,400	7,656
*	Overhill Farms, Inc.	2,000	8,800
*	Pantry, Inc.	3,200	75,584
* #	Peet’s Coffee & Tea, Inc.	1,500	40,920
	PepsiAmericas, Inc.	15,500	380,835
	PepsiCo, Inc.	173,379	8,627,339
	Philip Morris International, Inc.	203,100	7,352,220
*	Prestige Brands Holdings, Inc.	4,300	27,778
	PriceSmart, Inc.	3,522	62,868
#	Procter & Gamble Co.	394,651	19,511,545
#	Ralcorp Holdings, Inc.	6,595	376,970
	Reliv’ International, Inc.	1,707	5,292
*	Revlon, Inc.	4,600	21,804
	Reynolds American, Inc.	31,497	1,196,256
	Rocky Mountain Chocolate Factory, Inc.	950	5,880
#	Ruddick Corp.	5,200	133,432
	Safeway, Inc.	48,900	965,775
	Sanderson Farms, Inc.	2,650	105,735
*	Sanfilippo (John B.) & Son, Inc.	1,596	9,097
	Sara Lee Corp.	40,453	336,569
*	Smart Balance, Inc.	8,534	59,994
*	Smithfield Foods, Inc.	8,300	71,712
	Spartan Stores, Inc.	3,059	49,770
* #	Star Scientific, Inc.	11,934	58,715
	SUPERVALU, Inc.	24,314	397,534
	Sysco Corp.	40,900	954,197
	Tasty Baking Co.	100	425
#	The Hershey Co.	22,680	819,655
	The Kroger Co.	68,300	1,476,646
#	Tootsie Roll Industries, Inc.	5,491	133,706
* #	TreeHouse Foods, Inc.	5,030	133,748

10

	Tyson Foods, Inc. Class A	28,226	297,502
* #	United Natural Foods, Inc.	4,776	108,797
	United-Guardian, Inc.	600	4,200
	Universal Corp.	3,500	105,560
*	USANA Health Services, Inc.	1,310	31,322
#	Vector Group, Ltd.	7,423	100,062
	Walgreen Co.	99,125	3,115,499
	Wal-Mart Stores, Inc.	481,796	24,282,518
	WD-40 Co.	1,600	43,296
	Weis Markets, Inc.	3,721	137,640
#	Whole Foods Market, Inc.	14,263	295,672
*	Winn-Dixie Stores, Inc.	8,200	93,972
Total Consumer Staples			125,162,320

Energy — (9.2%)
	Adams Resources & Energy, Inc.	600	8,850
#	Alon USA Energy, Inc.	7,600	96,520
* #	Alpha Natural Resources, Inc.	8,070	165,274
	Anadarko Petroleum Corp.	53,050	2,284,333
	Apache Corp.	37,425	2,726,785
*	Approach Resources, Inc.	300	2,130
#	Arch Coal, Inc.	8,700	121,539
*	Arena Resources, Inc.	4,136	118,579
	Atlas America, Inc.	4,038	62,831
*	ATP Oil & Gas Corp.	3,000	21,480
*	Atwood Oceanics, Inc.	6,200	138,384
	Baker Hughes, Inc.	33,300	1,184,814
*	Basic Energy Services, Inc.	4,350	44,370
	Berry Petroleum Corp. Class A	4,900	80,752
*	Bill Barret Corp.	4,120	107,038
#	BJ Services Co.	15,000	208,350
* #	Bolt Technology Corp.	1,050	10,678
*	BPZ Resources, Inc.	3,700	20,165
*	Brigham Exploration Co.	2,900	6,786
* #	Bristow Group, Inc.	3,856	87,763
*	Bronco Drilling Co., Inc.	3,500	19,215
	Cabot Oil & Gas Corp.	12,169	367,382
*	Cal Dive International, Inc.	9,837	77,909
* #	Cameron International Corp.	22,600	578,108
	CARBO Ceramics, Inc.	3,490	107,178
*	Carrizo Oil & Gas, Inc.	3,100	38,223
*	Cheniere Energy, Inc.	6,400	25,216
	Chesapeake Energy Corp.	52,838	1,041,437
	Chevron Corp.	222,444	14,703,548
	Cimarex Energy Co.	6,633	178,428
*	Clayton Williams Energy, Inc.	1,100	33,033
*	Clean Energy Fuels Corp.	6,800	57,528
* #	CNX Gas Corp.	19,798	509,798
* #	Comstock Resources, Inc.	5,500	189,530
*	Concho Resources, Inc.	10,600	290,652
	ConocoPhillips	133,273	5,464,193
	CONSOL Energy, Inc.	16,800	525,504
* #	Contango Oil & Gas Co.	2,300	87,147
*	Continental Resources, Inc.	2,890	67,481
*	CREDO Petroleum Corp.	1,676	13,827

11

*	CVR Energy, Inc.	1,300	9,568
*	Dawson Geophysical Co.	1,100	21,626
	Delek US Holdings, Inc.	6,500	66,755
*	Denbury Resources, Inc.	27,780	452,258
	Devon Energy Corp.	49,606	2,572,071
#	Diamond Offshore Drilling, Inc.	14,300	1,035,463
*	Dresser-Rand Group, Inc.	9,700	238,911
* #	Dril-Quip, Inc.	4,000	137,520
#	El Paso Corp.	35,300	243,570
*	Encore Acquisition Co.	6,225	181,708
	ENSCO International, Inc.	14,091	398,493
#	EOG Resources, Inc.	27,500	1,745,700
*	Evolution Petroleum Corp.	4,053	9,281
*	EXCO Resources, Inc.	15,050	177,289
*	Exterran Holdings, Inc.	7,739	159,810
	Exxon Mobil Corp.	550,543	36,704,702
* #	FMC Technologies, Inc.	12,082	413,567
*	Forest Oil Corp.	5,089	81,424
	Foundation Coal Holdings, Inc.	700	11,368
#	Frontier Oil Corp.	13,217	167,988
*	FX Energy, Inc.	6,300	23,688
#	General Maritime Corp.	5,176	51,398
*	Geokinetics, Inc.	900	4,239
* #	GeoResources, Inc.	2,107	14,960
* #	Global Industries, Ltd.	5,100	32,997
* #	GMX Resources, Inc.	400	4,376
* #	Goodrich Petroleum Corp.	2,870	65,809
	Gulf Island Fabrication, Inc.	2,000	25,880
*	Gulfmark Offshore, Inc.	2,800	75,264
*	Gulfport Energy Corp.	4,900	14,553
	Halliburton Co.	47,523	960,915
*	Harvest Natural Resources, Inc.	4,500	22,950
* #	Helix Energy Solutions Group, Inc.	3,666	33,324
	Helmerich & Payne, Inc.	12,821	395,143
*	Hercules Offshore, Inc.	3,100	9,920
#	Hess Corp.	34,500	1,890,255
*	HKN, Inc.	1,166	1,982
#	Holly Corp.	5,500	115,280
*	Hornbeck Offshore Services, Inc.	1,400	32,522
* #	International Coal Group, Inc.	16,182	32,202
*	James River Coal Co.	2,490	35,458
*	Key Energy Group, Inc.	9,900	43,461
	Lufkin Industries, Inc.	1,700	59,330
	Marathon Oil Corp.	79,794	2,369,882
*	Mariner Energy, Inc.	5,136	58,448
#	Massey Energy Co.	4,200	66,822
*	Matrix Service Co.	2,900	27,782
* #	McMoran Exploration Co.	1,231	6,758
*	Mitcham Industries, Inc.	1,600	7,200
	Murphy Oil Corp.	18,824	898,093
* #	Nabors Industries, Ltd.	13,257	201,639
*	NATCO Group, Inc. Class A	2,030	48,842
* #	National-Oilwell, Inc.	40,232	1,218,225
*	Natural Gas Services Group, Inc.	1,600	15,968
*	Newfield Exploration Co.	12,400	386,632

12

*	Newpark Resources, Inc.	9,500	26,600
	Noble Energy, Inc.	18,861	1,070,362
*	Northern Oil & Gas, Inc.	3,400	19,414
	Occidental Petroleum Corp.	89,688	5,048,538
* #	Oceaneering International, Inc.	5,600	255,192
*	Oil States International, Inc.	6,100	115,290
	Overseas Shipholding Group, Inc.	2,700	77,517
	Panhandle Royalty Co.	600	10,290
*	Parker Drilling Co.	12,281	33,896
	Patterson-UTI Energy, Inc.	11,395	144,830
	Peabody Energy Corp.	26,233	692,289
	Penn Virginia Corp.	2,200	30,954
*	Petrohawk Energy Corp.	31,404	741,134
*	Petroleum Development Corp.	800	12,968
*	PHI, Inc. Non-Voting	1,871	21,180
	Pioneer Natural Resources Co.	11,907	275,290
*	Plains Exploration & Production Co.	13,530	255,311
*	Pride International, Inc.	18,886	428,712
* #	Quicksilver Resources, Inc.	7,900	64,227
#	Range Resources Corp.	16,100	643,517
*	Rex Energy Corp.	1,800	6,858
	Rowan Companies, Inc.	5,400	84,294
	RPC, Inc.	9,200	98,440
*	SandRidge Energy, Inc.	10,800	88,128
#	Schlumberger, Ltd.	106,000	5,192,940
*	SEACOR Holdings, Inc.	2,900	190,588
#	Smith International, Inc.	17,581	454,469
*	Southwestern Energy Co.	32,040	1,148,954
	Spectra Energy Corp.	29,432	426,764
	St. Mary Land & Exploration Co.	7,000	125,090
*	Stone Energy Corp.	2,842	12,249
	Sunoco, Inc.	15,490	410,640
*	Superior Energy Services, Inc.	6,600	126,786
*	Superior Well Services, Inc.	1,800	19,260
* #	Swift Energy Corp.	2,030	21,965
*	T-3 Energy Services, Inc.	2,800	37,604
#	Tesoro Petroleum Corp.	16,500	251,625
*	TETRA Technologies, Inc.	3,150	18,018
*	TGC Industries, Inc.	2,467	7,847
#	The Williams Companies, Inc.	40,900	576,690
	Tidewater, Inc.	6,700	289,775
* #	Unit Corp.	3,400	92,786
#	USEC, Inc.	15,800	97,802
*	VAALCO Energy, Inc.	7,100	33,867
	Valero Energy Corp.	57,504	1,140,879
* #	Venoco, Inc.	1,601	6,996
	W&T Offshore, Inc.	4,700	43,616
*	Western Refining, Inc.	9,800	123,382
*	Westmoreland Coal Co.	937	7,964
*	Whiting Petroleum Corp.	4,750	155,610
* #	Willbros Group, Inc.	200	2,292
#	World Fuel Services Corp.	3,475	132,502
	XTO Energy, Inc.	59,373	2,057,868
Total Energy			109,406,086

13

Financials — (8.8%)
	1st Source Corp.	3,790	74,436
	21st Century Holding Co.	400	1,588
	Abington Bancorp, Inc.	3,523	30,967
* #	Affiliated Managers Group, Inc.	2,850	162,022
	Affirmative Insurance Holdings, Inc.	1,600	5,296
	AFLAC, Inc.	25,094	724,966
*	Allegheny Corp.	963	244,275
	Allied World Assurance Co. Holdings, Ltd.	4,800	178,272
	Allstate Corp.	30,267	706,129
*	Alphatec Holdings, Inc.	1,800	3,690
	Amcore Financial, Inc.	1,017	1,495
	American Bancorp of New Jersey, Inc.	2,100	21,168
	American Equity Investment Life Holding Co.	4,190	23,590
#	American Express Co.	29,100	733,902
	American Financial Group, Inc.	14,600	256,668
	American National Insurance Co.	1,277	86,670
	American Physicians Capital, Inc.	900	37,494
	American River Bankshares	882	9,111
*	American Safety Insurance Holdings, Ltd.	800	9,104
* #	AmeriCredit Corp.	14,090	143,295
	Ameriprise Financial, Inc.	24,000	632,400
	Ameris Bancorp	1,900	12,445
*	Amerisafe, Inc.	2,988	45,896
	AmeriServe Financial, Inc.	100	177
	AmTrust Financial Services, Inc.	4,100	37,433
	AON Corp.	29,735	1,254,817
*	Arch Capital Group, Ltd.	6,970	402,727
*	Argo Group International Holdings, Ltd.	4,580	128,194
	Arrow Financial Corp.	1,596	42,262
	Aspen Insurance Holdings, Ltd.	9,590	226,132
	Asset Acceptance Capital Corp.	3,597	29,819
	Associated Banc-Corp.	16,275	251,774
	Assurant, Inc.	10,300	251,732
	Assured Guaranty, Ltd.	9,900	95,634
	Astoria Financial Corp.	7,820	64,593
	Atlantic Coast Federal Corp.	1,599	3,670
	Axis Capital Holdings, Ltd.	16,440	405,082
*	B of I Holding, Inc.	900	5,769
	BancFirst Corp.	1,800	76,860
	BancorpSouth, Inc.	11,103	258,145
	BancTrust Financial Group, Inc.	2,903	19,102
	Bank Mutual Corp.	7,320	75,176
	Bank of America Corp.	362,900	3,240,697
*	Bank of Florida Corp.	1,400	4,480
	Bank of Granite Corp.	1,606	3,373
	Bank of Hawaii Corp.	5,300	186,242
	Bank of New York Mellon Corp.	110,704	2,820,738
	Bank of the Ozarks, Inc.	3,040	75,483
	BankFinancial Corp.	3,130	33,491
#	Banner Corp.	1,200	5,568
#	BB&T Corp.	52,978	1,236,507
*	Beneficial Mutual Bancorp, Inc.	8,400	84,504
#	Berkshire Hills Bancorp, Inc.	2,068	46,654
	BGC Partners, Inc. Class A	300	777

14

#	BlackRock, Inc.	12,610	1,847,617
#	BOK Financial Corp.	7,669	288,815
	Boston Private Financial Holdings, Inc.	7,520	34,667
*	Broadpoint Securities Group, Inc.	10,695	46,095
	Brookline Bancorp, Inc.	8,400	83,328
	Brooklyn Federal Bancorp, Inc.	100	1,242
	Brown & Brown, Inc.	15,800	307,468
	Cadence Financial Corp.	1,700	5,729
	Camden National Corp.	900	26,100
	Capital City Bank Group, Inc.	1,069	16,078
	Capital One Financial Corp.	34,600	579,204
	Capital Southwest Corp.	344	26,749
#	Capitol Bancorp, Ltd.	1,660	6,076
	Capitol Federal Financial	9,689	377,483
	Cardinal Financial Corp.	3,905	30,654
	Cascade Financial Corp.	500	1,625
	Cash America International, Inc.	2,635	58,919
	Cathay General Bancorp	2,550	28,611
* #	CB Richard Ellis Group, Inc.	6,265	46,987
	Center Bancorp, Inc.	1,708	12,468
	Center Financial Corp.	2,200	5,588
	Centerstate Banks of Florida, Inc.	400	4,804
*	Central Jersey Bancorp	1,260	7,547
	Chemical Financial Corp.	3,399	72,569
	Chubb Corp.	43,186	1,682,095
	Cincinnati Financial Corp.	19,567	468,630
	CIT Group, Inc.	20,000	44,400
#	Citigroup, Inc.	157,532	480,473
	Citizens Community Bancorp, Inc.	600	3,600
* #	Citizens, Inc.	6,415	46,252
	City Holding Co.	1,500	44,235
	City National Corp.	3,900	142,740
	Clifton Savings Bancorp, Inc.	4,183	45,929
	CME Group, Inc.	3,700	818,995
	CNA Financial Corp.	21,066	252,160
*	CNA Surety Corp.	7,600	146,300
	CoBiz Financial, Inc.	3,100	18,197
#	Cohen & Steers, Inc.	3,000	44,160
	Columbia Banking System, Inc.	2,213	21,909
	Comerica, Inc.	14,400	302,112
*	Command Security Corp.	1,831	5,823
#	Commerce Bancshares, Inc.	9,293	307,598
	Community Bank System, Inc.	3,381	55,617
	Community Trust Bancorp, Inc.	1,590	48,113
	Compass Diversified Holdings	4,512	40,337
* #	CompuCredit Corp.	5,700	18,240
	Consolidated-Tokoma Land Co.	681	23,692
*	Core-Mark Holding Co., Inc.	2,400	46,008
*	Cowen Group, Inc.	600	3,462
*	Crescent Financial Corp.	1,840	7,250
#	Cullen Frost Bankers, Inc.	7,020	330,572
#	CVB Financial Corp.	8,013	48,158
	Danvers Bancorp, Inc.	3,200	46,432
	Delphi Financial Group, Inc. Class A	3,100	53,537
*	Diamond Hill Investment Group, Inc.	293	11,738

15

	Dime Community Bancshares	5,120	42,701
	Discover Financial Services	51,300	417,069
* #	Dollar Financial Corp.	1,400	14,140
	Donegal Group, Inc. Class A	3,297	48,268
*	Doral Financial Corp.	3,300	15,675
	East West Bancorp, Inc.	7,220	49,313
	Eastern Insurance Holdings, Inc.	1,500	12,105
	Eaton Vance Corp.	11,370	311,197
* #	eHealth, Inc.	2,800	53,732
	EMC Insurance Group, Inc.	1,000	22,660
	Employers Holdings, Inc.	5,550	46,287
*	Encore Bancshares, Inc.	300	2,742
*	Encore Capital Group, Inc.	2,822	24,664
	Endurance Specialty Holdings, Ltd.	7,292	190,759
	Enterprise Financial Services Corp.	1,766	17,395
	Erie Indemnity Co.	4,600	162,472
	ESSA Bancorp, Inc.	2,588	35,300
	Evercore Partners, Inc. Class A	700	13,216
	Everest Re Group, Ltd.	7,400	552,336
* #	ExlService Holdings, Inc.	3,610	33,609
#	F.N.B. Corp.	7,209	54,212
	FBL Financial Group, Inc. Class A	129	742
	Federated Investors, Inc.	8,662	198,187
	Fidelity National Financial, Inc.	22,899	415,159
	Fidelity Southern Corp.	1,015	2,426
	Fifth Third Bancorp	17,400	71,340
#	Financial Federal Corp.	2,800	68,908
*	First Acceptance Corp.	6,550	16,703
	First American Corp.	11,800	331,344
	First Bancorp (318672102)	11,000	60,610
	First Bancorp (318910106)	2,300	27,991
#	First Busey Corp.	2,279	17,845
* #	First Cash Financial Services, Inc.	4,200	69,048
	First Citizens BancShares, Inc.	100	11,967
	First Commonwealth Financial Corp.	9,690	84,012
	First Community Bancshares, Inc.	1,100	15,895
	First Defiance Financial Corp.	2,282	23,505
	First Financial Bancorp	5,392	58,180
	First Financial Bankshares, Inc.	2,990	147,347
	First Financial Corp.	1,700	63,070
	First Financial Holdings, Inc.	1,825	16,425
	First Financial Northwest, Inc.	3,660	29,536
#	First Horizon National Corp.	18,687	215,098
*	First Marblehead Corp.	700	1,344
	First Merchants Corp.	1,745	21,219
*	First Mercury Financial Corp.	2,596	34,319
	First Midwest Bancorp, Inc.	1,400	12,404
	First Niagara Financial Group, Inc.	16,396	222,002
	First Security Group, Inc.	1,628	6,284
	First South Bancorp, Inc.	1,785	20,635
	FirstMerit Corp.	11,240	218,168
	Flagstone Reinsurance Holdings, Ltd.	6,600	61,116
	Flushing Financial Corp.	1,928	17,757
	FNB United Corp.	637	2,032
	Forest City Enterprises, Inc. Class A	3,204	27,010

16

	Forest City Enterprises, Inc. Class B	3,286	27,307
*	FPIC Insurance Group, Inc.	1,000	30,540
#	Franklin Resources, Inc.	27,480	1,661,990
#	Frontier Financial Corp.	1,562	2,218
	Fulton Financial Corp.	17,459	115,404
*	GAINSCO, INC.	460	1,311
#	Gallagher (Arthur J.) & Co.	12,439	279,629
#	GAMCO Investors, Inc.	367	18,405
	Genworth Financial, Inc.	6,600	15,576
	German American Bancorp, Inc.	1,900	22,610
#	Glacier Bancorp, Inc.	7,034	107,761
	Goldman Sachs Group, Inc.	47,700	6,129,450
	Great Southern Bancorp, Inc.	1,583	26,104
#	Greene Bancshares, Inc.	700	5,950
	Greenhill & Co., Inc.	3,700	286,861
*	Greenlight Capital Re, Ltd. Class A	700	10,836
*	Guaranty Bancorp	507	1,126
*	Hallmark Financial Services, Inc.	2,134	14,340
	Hampden Bancorp, Inc.	504	4,889
#	Hampton Roads Bankshares, Inc.	1,700	12,665
#	Hancock Holding Co.	3,900	147,693
	Hanover Insurance Group, Inc.	5,130	153,797
	Harleysville Group, Inc.	4,195	121,319
	Harleysville National Corp.	6,323	55,453
*	Harris & Harris Group, Inc.	3,600	17,424
	Hartford Financial Services Group, Inc.	22,200	254,634
	HCC Insurance Holdings, Inc.	15,625	373,750
	Heartland Financial USA, Inc.	2,989	44,177
	Heritage Commerce Corp.	1,165	9,413
	Heritage Financial Corp.	905	10,199
	Heritage Financial Group	1,785	14,441
*	HFF, Inc.	400	1,080
*	Hilltop Holdings, Inc.	8,100	91,773
	Home Bancshares, Inc.	2,684	59,182
	Home Federal Bancorp, Inc.	2,521	25,437
	HopFed Bancorp, Inc.	200	1,900
	Horace Mann Educators Corp.	2,800	24,584
	Hudson City Bancorp, Inc.	59,632	748,978
	Huntington Bancshares, Inc.	6,600	18,414
	IBERIABANK Corp.	1,925	87,934
	Independence Holding Co.	2,500	12,925
	Independent Bank Corp. (453836108)	1,972	39,361
#	Independent Bank Corp. (453838104)	674	1,213
	Infinity Property & Casualty Corp.	800	28,192
* #	Interactive Brokers Group, Inc.	4,380	64,605
* #	IntercontinentalExchange, Inc.	6,763	592,439
*	International Assets Holding Corp.	514	6,209
	International Bancshares Corp.	9,940	134,289
	Intervest Bancshares Corp.	354	1,391
	Invesco, Ltd.	32,648	480,579
*	Investment Technology Group, Inc.	4,654	106,018
*	Investors Bancorp, Inc.	9,965	91,279
	IPC Holdings, Ltd.	6,400	166,656
#	Janus Capital Group, Inc.	11,100	111,333
#	Jefferies Group, Inc.	15,553	304,372

17

	JMP Group, Inc.	700	3,773
	Jones Lang LaSalle, Inc.	4,100	132,307
	JPMorgan Chase & Co.	411,332	13,573,956
* #	KBW, Inc.	3,185	77,045
	Kearny Financial Corp.	12,000	133,800
#	KeyCorp	52,200	321,030
	K-Fed Bancorp	1,291	10,005
*	Knight Capital Group, Inc.	13,657	211,547
	Lakeland Bancorp, Inc.	2,835	24,126
	Lakeland Financial Corp.	2,100	39,417
	Legacy Bancorp, Inc.	1,200	12,708
	Legg Mason, Inc.	9,250	185,648
*	Leucadia National Corp.	18,100	384,263
#	Life Partners Holdings, Inc.	1,625	30,420
	Lincoln National Corp.	12,742	143,220
*	Liquidity Services, Inc.	2,738	20,617
	LNB Bancorp, Inc.	300	1,721
	Loews Corp.	53,656	1,335,498
*	LoopNet, Inc.	3,256	27,969
*	Louisiana Bancorp, Inc.	200	2,760
#	M&T Bank Corp.	8,500	445,825
#	Macatawa Bank Corp.	4,110	13,029
	MainSource Financial Group, Inc.	1,600	13,856
* #	Markel Corp.	1,093	313,691
*	Market Leader, Inc.	900	1,737
*	MarketAxess Holdings, Inc.	2,816	27,005
*	Marlin Business Services, Inc.	2,700	8,613
	Marsh & McLennan Cos., Inc.	52,987	1,117,496
	Marshall & Ilsley Corp.	14,460	83,579
#	MasterCard, Inc. Class A	11,440	2,098,668
	Max Capital Group, Ltd.	2,600	43,030
	MB Financial, Inc.	3,960	53,975
* #	MBIA, Inc.	25,900	122,507
	MBT Financial Corp.	1,485	3,742
	Meadowbrook Insurance Group, Inc.	7,113	42,322
	Medallion Financial Corp.	3,200	23,584
	Mercer Insurance Group, Inc.	1,116	16,316
	Merchants Bancshares, Inc.	894	16,941
	Mercury General Corp.	6,346	214,368
*	Meridian Interstate Bancorp, Inc.	2,501	19,958
	MetLife, Inc.	55,944	1,664,334
* #	MF Global, Ltd.	4,400	26,840
	MGIC Investment Corp.	10,000	25,600
	MidSouth Bancorp, Inc.	900	9,657
	Montpelier Re Holdings, Ltd.	9,900	123,354
	Moody’s Corp.	16,870	498,002
	Morgan Stanley	85,563	2,022,709
* #	MSCI, Inc.	8,277	173,734
#	Nara Bancorp, Inc.	506	1,877
	National Financial Partners Corp.	2,700	19,062
	National Interstate Corp.	1,900	30,685
	National Penn Bancshares, Inc.	5,344	43,233
*	Navigators Group, Inc.	2,300	104,374
#	NBT Bancorp, Inc.	4,884	115,653
	Nelnet, Inc. Class A	4,393	26,490

18

	New England Bancshares, Inc.	1,000	6,110
	New Westfield Financial, Inc.	5,500	51,370
#	New York Community Bancorp, Inc.	38,505	435,492
	NewAlliance Bancshares, Inc.	15,400	198,814
	NewBridge Bancorp	1,000	2,130
* #	NewStar Financial, Inc.	3,503	7,952
	Northeast Community Bancorp, Inc.	1,876	14,079
	Northern Trust Corp.	23,200	1,261,152
	Northfield Bancorp, Inc.	5,398	60,997
	Northrim Bancorp, Inc.	600	6,870
	Northwest Bancorp, Inc.	4,671	82,116
	NYMAGIC, Inc.	300	3,537
	NYSE Euronext, Inc.	18,893	437,751
	OceanFirst Financial Corp.	300	3,645
* #	Ocwen Financial Corp.	8,900	98,968
	Odyssey Re Holdings Corp.	9,000	344,610
	Old National Bancorp	9,375	127,781
	Old Republic International Corp.	28,287	265,049
#	Old Second Bancorp, Inc.	700	3,780
	OneBeacon Insurance Group, Ltd.	2,900	33,698
	optionsXpress Holding, Inc.	5,634	92,736
* #	Oritani Financial Corp.	6,047	85,807
	Pacific Capital Bancorp	2,779	19,286
*	Pacific Mercantile Bancorp	1,525	5,155
	PacWest Bancorp	2,800	40,796
#	Park National Corp.	1,600	107,120
	PartnerRe, Ltd.	7,000	477,330
	Patriot National Bancorp	200	788
	Peapack-Gladstone Financial Corp.	1,170	22,183
*	Pennsylvania Commerce Bancorp, Inc.	200	4,420
*	Penson Worldwide, Inc.	1,600	16,224
	Peoples Bancorp, Inc.	1,397	23,148
	People’s United Financial, Inc.	47,783	746,370
* #	PHH Corp.	8,304	139,341
*	PICO Holdings, Inc.	2,200	66,000
* #	Pinnacle Financial Partners, Inc.	3,000	53,520
*	Piper Jaffray Companies, Inc.	1,004	34,809
	Platinum Underwriters Holdings, Ltd.	4,987	143,476
*	PMA Capital Corp. Class A	1,000	3,750
#	PNC Financial Services Group, Inc.	33,318	1,322,725
	Popular, Inc.	3,400	9,724
* #	Portfolio Recovery Associates, Inc.	2,000	69,940
	Preferred Bank	940	4,061
	Presidential Life Corp.	1,100	11,759
#	Principal Financial Group, Inc.	10,700	174,838
#	PrivateBancorp, Inc.	2,300	46,575
*	ProAssurance Corp.	4,600	202,124
* #	Progressive Corp.	69,836	1,067,094
#	Prosperity Bancshares, Inc.	5,700	158,289
	Protective Life Corp.	2,400	20,568
#	Provident Bankshares Corp.	4,000	35,160
	Provident Financial Holdings, Inc.	100	661
	Provident Financial Services, Inc.	8,466	90,332
	Provident New York Bancorp	6,130	51,921
	Prudential Financial, Inc.	35,400	1,022,352

19

	QC Holdings, Inc.	2,796	17,922
	Radian Group, Inc.	8,700	15,051
#	Raymond James Financial, Inc.	11,822	185,487
#	Regions Financial Corp.	55,431	248,885
	Reinsurance Group of America, Inc.	9,137	290,465
	RenaissanceRe Holdings, Ltd.	6,600	321,156
#	Renasant Corp.	2,422	34,150
	Republic Bancorp, Inc. Class A	105	2,335
*	Republic First Bancorp, Inc.	1,100	9,053
	Resource America, Inc.	2,228	11,051
*	Riskmetrics Group, Inc.	2,100	36,519
	Riverview Bancorp, Inc.	1,705	5,985
	RLI Corp.	3,330	159,940
	Rockville Financial, Inc.	2,463	23,177
	Roma Financial Corp.	4,086	53,159
	Rome Bancorp, Inc.	497	4,473
#	S&T Bancorp, Inc.	4,051	72,391
	S.Y. Bancorp, Inc.	2,030	51,197
	Safety Insurance Group, Inc.	2,500	82,625
	Sanders Morris Harris Group, Inc.	1,200	5,424
	Sandy Spring Bancorp, Inc.	1,969	31,996
	SCBT Financial Corp.	933	21,524
*	Seabright Insurance Holdings	2,360	21,901
#	Seacoast Banking Corp. of Florida	2,800	11,816
	SEI Investments Co.	15,648	219,541
	Selective Insurance Group, Inc.	5,900	87,084
	SI Financial Group, Inc.	1,500	6,000
*	Signature Bank	3,760	102,234
	Simmons First National Corp. Class A	1,872	48,541
* #	SLM Corp.	32,400	156,492
	Smithtown Bancorp, Inc.	1,563	20,944
	Somerset Hills Bancorp	945	6,851
	Southern Community Financial Corp.	900	3,249
	Southside Bancshares, Inc.	1,792	38,177
	Southwest Bancorp, Inc.	1,600	10,960
*	Specialty Underwriters’ Alliance, Inc.	792	2,843
#	StanCorp Financial Group, Inc.	4,400	120,692
	State Auto Financial Corp.	5,840	94,783
	State Bancorp, Inc.	2,047	16,867
#	State Street Corp.	33,108	1,129,976
	StellarOne Corp.	2,851	36,692
	Sterling Bancorp	1,499	17,149
	Sterling Bancshares, Inc.	8,000	53,200
#	Sterling Financial Corp.	6,517	20,789
	Stewart Information Services Corp.	2,175	49,177
*	Stifel Financial Corp.	3,747	184,465
	Student Loan Corp.	1,500	72,240
#	Suffolk Bancorp	900	23,040
*	Sun Bancorp, Inc.	2,137	14,067
#	SunTrust Banks, Inc.	23,201	335,022
	Susquehanna Bancshares, Inc.	6,230	50,214
*	Susser Holdings Corp.	2,446	35,345
* #	SVB Financial Group	3,491	72,473
	SWS Group, Inc.	3,900	49,881
#	Synovus Financial Corp.	15,100	48,773

20

	T. Rowe Price Group, Inc.	27,425	1,056,411
	Taylor Capital Group, Inc.	730	3,103
	TCF Financial Corp.	13,096	182,165
* #	TD Ameritrade Holding Corp.	53,206	846,507
*	Tejon Ranch Co.	900	20,880
*	Tennessee Commerce Bancorp, Inc.	700	5,793
# ●	Teton Advisors, Inc.	5	—
*	Texas Capital Bancshares, Inc.	4,203	58,842
	TFS Financial Corp.	44,240	518,935
*	The Bancorp, Inc.	1,400	7,574
#	The Charles Schwab Corp.	115,800	2,139,984
* #	The NASDAQ OMX Group, Inc.	16,930	325,564
* #	The St. Joe Co.	8,981	223,447
	The Travelers Companies, Inc.	67,540	2,778,596
*	thinkorswim Group, Inc.	3,400	32,300
*	Thomas Weisel Partners Group, Inc.	3,004	13,578
#	TIB Financial Corp.	936	2,920
	TierOne Corp.	400	848
	Tompkins Financial Corp.	1,449	61,075
#	Torchmark Corp.	6,600	193,578
	Tower Group, Inc.	3,900	106,041
	TowneBank	1,400	24,122
*	Tradestation Group, Inc.	5,240	42,496
	Transatlantic Holdings, Inc.	8,280	314,060
*	Tree.com, Inc.	421	2,703
#	TriCo Bancshares	1,628	26,048
	TrustCo Bank Corp.	9,800	58,800
#	Trustmark Corp.	8,049	174,985
	U.S. Bancorp	113,090	2,060,500
#	UMB Financial Corp.	5,418	247,982
	Umpqua Holdings Corp.	7,973	76,461
	Union Bankshares Corp.	2,400	41,016
*	United America Indemnity, Ltd.	1,553	7,874
#	United Bankshares, Inc.	4,900	127,106
#	United Community Banks, Inc.	4,172	26,909
	United Community Financial Corp.	3,063	6,340
	United Financial Bancorp, Inc.	2,642	35,059
	United Fire & Casualty Co.	3,165	59,091
*	United PanAm Financial Corp.	473	866
#	United Security Bancshares	1,860	13,466
	United Western Bancorp, Inc.	800	7,400
	Unitrin, Inc.	4,095	69,615
*	Universal American Corp.	8,200	84,706
	Universal Insurance Holdings, Inc.	1,586	6,471
	Univest Corp. of Pennsylvania	1,893	39,507
	Unum Group	32,300	527,782
#	Validus Holdings, Ltd.	5,830	130,592
	Valley National Bancorp	14,681	212,434
	ViewPoint Financial Group	2,523	39,258
* #	Virginia Commerce Bancorp, Inc.	2,610	8,352
*	Virtus Investment Partners, Inc.	205	2,327
	W. R. Berkley Corp.	21,230	507,609
#	Waddell & Reed Financial, Inc.	9,300	208,413
*	Walter Investment Management Corp.	2,110	16,880
	Washington Banking Co.	959	7,528

21

	Washington Federal, Inc.	10,382	134,758
	Washington Trust Bancorp, Inc.	1,700	31,025
*	Waterstone Financial, Inc.	3,261	9,294
	Webster Financial Corp.	3,300	17,259
#	Wells Fargo & Co.	342,268	6,848,783
	Wesbanco, Inc.	3,764	74,866
	Wesco Financial Corp.	837	250,179
	West Bancorporation	2,033	17,890
	Westamerica Bancorporation	3,200	171,616
*	Western Alliance Bancorp	4,026	26,209
#	Westwood Holdings Group, Inc.	1,000	39,470
	White Mountains Insurance Group, Ltd.	200	38,264
#	Whitney Holding Corp.	4,100	49,036
	Wilmington Trust Corp.	4,993	72,448
	Wilshire Bancorp, Inc.	4,528	18,293
#	Wintrust Financial Corp.	1,150	19,550
* #	World Acceptance Corp.	2,400	71,232
	Yadkin Valley Financial Corp.	671	5,502
	Zenith National Insurance Corp.	3,400	77,486
	Zions Bancorporation	6,200	67,766
*	ZipRealty, Inc.	3,331	9,360
Total Financials			105,667,160

Health Care — (11.6%)
*	A.D.A.M., Inc.	1,300	4,225
* #	Abaxis, Inc.	2,563	38,753
	Abbott Laboratories	214,935	8,995,030
*	ABIOMED, Inc.	2,981	19,883
*	Abraxis Bioscience, Inc.	100	4,850
*	Accelrys, Inc.	3,112	14,004
* #	Accuray, Inc.	5,600	33,880
*	Achillion Pharmaceuticals, Inc.	166	282
* #	Acorda Therapeutics, Inc.	3,200	63,456
*	Adolor Corp.	9,976	22,446
	Aetna, Inc.	47,500	1,045,475
*	Affymax, Inc.	2,211	39,223
*	Affymetrix, Inc.	6,629	31,090
*	Air Methods Corp.	1,457	38,683
*	Albany Molecular Research, Inc.	4,200	40,992
*	Alexion Pharmaceuticals, Inc.	11,100	370,962
* #	Align Technology, Inc.	8,300	103,003
* #	Alkermes, Inc.	12,770	97,691
#	Allergan, Inc.	25,670	1,197,762
*	Alliance HealthCare Services, Inc.	7,800	61,386
*	Allion Healthcare, Inc.	3,300	18,381
* #	Allos Therapeutics, Inc.	10,300	63,139
#	Allscripts-Misys Healthcare Solutions, Inc.	16,100	199,962
* #	Almost Family, Inc.	1,200	29,640
*	Alnylam Pharmaceuticals, Inc.	3,400	62,458
* #	AMAG Pharmaceuticals, Inc.	2,000	89,700
* #	Amedisys, Inc.	3,234	108,468
*	America Services Group, Inc.	1,200	17,076
*	American Caresource Holding, Inc.	400	3,452
*	American Dental Partners, Inc.	1,985	13,786
*	American Medical Systems Holdings, Inc.	9,000	111,330

22

*	AMERIGROUP Corp.	7,500	224,025
	AmerisourceBergen Corp.	20,140	677,510
* #	Amgen, Inc.	118,471	5,742,289
*	AMICAS, Inc.	4,500	9,720
*	Amicus Therapeutics, Inc.	999	8,941
*	AMN Healthcare Services, Inc.	6,328	43,600
* #	Amsurg Corp.	3,550	72,917
*	Amylin Pharmaceuticals, Inc.	2,300	25,162
*	Anadys Pharmaceuticals, Inc.	5,600	13,944
	Analogic Corp.	1,941	70,652
*	AngioDynamics, Inc.	4,050	51,314
*	Anika Therapeutics, Inc.	1,888	10,611
* #	Ardea Biosciences, Inc.	1,242	15,326
* #	Arena Pharmaceuticals, Inc.	7,261	20,403
*	Arqule, Inc.	6,233	27,737
* #	Array BioPharma, Inc.	3,100	9,083
*	Aspect Medical Systems, Inc.	1,900	9,614
*	Assisted Living Concepts, Inc.	915	18,144
*	Athenahealth, Inc.	2,400	76,320
*	AtriCure, Inc.	1,583	1,963
* #	ATS Medical, Inc.	9,006	24,046
*	Auxilium Pharmaceuticals, Inc.	3,800	87,020
#	Bard (C.R.), Inc.	13,630	976,317
	Baxter International, Inc.	67,165	3,257,503
	Beckman Coulter, Inc.	5,700	299,592
#	Becton Dickinson & Co.	23,500	1,421,280
*	Biodel, Inc.	900	4,320
* #	Biogen Idec, Inc.	31,775	1,536,004
*	Bio-Imaging Technologies, Inc.	2,162	8,648
*	BioMarin Pharmaceutical, Inc.	8,900	114,454
*	BioMimetic Therapeutics, Inc.	2,646	22,782
*	Bio-Rad Laboratories, Inc. Class A	2,213	154,224
* #	Bio-Reference Laboratories, Inc.	1,800	46,206
*	BioSante Pharmaceuticals, Inc.	300	618
*	BioScrip, Inc.	2,900	9,222
*	BioSphere Medical, Inc.	2,293	4,357
* #	BMP Sunstone Corp.	3,063	11,946
*	Boston Scientific Corp.	132,191	1,111,726
*	Bovie Medical Corp.	2,540	17,145
	Bristol-Myers Squibb Co.	276,740	5,313,408
	Brookdale Senior Living, Inc.	5,400	55,674
*	Bruker BioSciences Corp.	12,300	80,934
* #	BSD Medical Corp.	2,800	6,748
*	Cadence Pharmaceuticals, Inc.	4,900	49,588
	Cambrex Corp.	3,427	7,985
* #	Cantel Medical Corp.	2,444	34,534
*	Capital Senior Living Corp.	3,849	15,204
*	Caraco Pharmaceutical Laboratories, Ltd.	3,597	16,115
*	Cardiac Science Corp.	3,085	9,101
*	Cardica, Inc.	785	2,080
	Cardinal Health, Inc.	36,434	1,231,105
*	Cardiovascular Systems, Inc.	200	1,308
*	CAS Medical Systems, Inc.	1,900	3,762
*	Catalyst Health Solutions, Inc.	3,800	85,690
*	Celera Corp.	11,458	92,695

23

* #	Celgene Corp.	44,882	1,917,359
*	Celldex Therapeutics, Inc.	2,100	18,186
*	Centene Corp.	6,100	112,057
* #	Cephalon, Inc.	9,395	616,406
* #	Cepheid, Inc.	4,900	47,530
* #	Cerner Corp.	8,500	457,300
* #	Charles River Laboratories International, Inc.	6,000	165,900
	Chemed Corp.	2,600	110,058
	Cigna Corp.	27,500	542,025
* #	Cleveland Biolabs, Inc.	1,300	4,498
*	Clinical Data, Inc.	2,347	30,065
* #	CombiMatrix Corp.	1,107	8,070
*	Community Health Systems, Inc.	5,900	134,756
	Computer Programs & Systems, Inc.	1,753	61,337
* #	Conceptus, Inc.	3,600	48,744
*	CONMED Corp.	2,235	29,770
*	Continucare Corp.	6,300	12,474
#	Cooper Companies, Inc.	4,265	122,619
*	Corvel Corp.	900	20,250
*	Cougar Biotechnology, Inc.	100	3,492
* #	Covance, Inc.	6,900	271,032
*	Coventry Health Care, Inc.	8,463	134,646
	Covidien, Ltd.	18,860	622,003
*	Cross Country Healthcare, Inc.	3,000	26,430
*	CryoLife, Inc.	3,061	16,621
* #	Cubist Pharmaceuticals, Inc.	7,973	132,352
*	Cutera, Inc.	1,850	11,618
* #	Cyberonics, Inc.	2,300	30,452
*	Cynosure, Inc. Class A	1,600	9,792
*	Cypress Bioscience, Inc.	3,390	24,408
*	Cytokinetics, Inc.	964	1,793
* #	DaVita, Inc.	13,170	610,693
* #	Dendreon Corp.	10,451	221,561
#	DENTSPLY International, Inc.	14,300	409,266
*	DepoMed, Inc.	3,900	8,112
*	Dexcom, Inc.	4,400	19,712
*	Dialysis Corp. of America	2,100	11,025
*	Dionex Corp.	2,150	135,450
*	Durect Corp.	7,649	18,664
*	DUSA Pharmaceuticals, Inc.	1,900	2,508
*	Dyax Corp.	9,809	19,226
*	Dynacq Healthcare, Inc.	300	1,050
* #	Eclipsys Corp.	4,600	60,720
*	Edwards Lifesciences Corp.	9,300	589,434
	Eli Lilly & Co.	102,975	3,389,937
*	Emergency Medical Services Corp. Class A	1,900	66,196
*	Emergent Biosolutions, Inc.	4,079	43,686
* #	Emeritus Corp.	3,047	27,545
*	Endo Pharmaceuticals Holdings, Inc.	13,681	226,284
* ●	Endo Pharmaceuticals Solutions	8,600	8,514
*	Endologix, Inc.	4,500	10,620
	Ensign Group, Inc.	3,000	46,500
* #	Enzon Pharmaceuticals, Inc.	2,817	16,198
*	eResearch Technology, Inc.	4,700	23,829
* #	ev3, Inc.	5,859	48,981

24

* #	Exactech, Inc.	1,400	18,550
* #	Exelixis, Inc.	12,300	60,639
* #	Express Scripts, Inc.	26,754	1,711,453
*	Facet Biotech Corp.	3,443	32,192
*	Forest Laboratories, Inc.	34,298	743,924
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	6,212
*	Genomic Health, Inc.	2,998	67,455
*	Genoptix, Inc.	1,900	55,252
*	Gen-Probe, Inc.	6,200	298,592
*	Gentiva Health Services, Inc.	3,177	50,610
*	Genzyme Corp.	29,368	1,566,195
* #	Geron Corp.	9,900	50,886
* #	Gilead Sciences, Inc.	127,568	5,842,614
* #	Greatbatch, Inc.	4,110	86,474
* #	GTx, Inc.	2,703	26,570
*	Haemonetics Corp.	3,700	191,031
* #	Halozyme Therapeutics, Inc.	7,600	48,032
*	Hanger Orthopedic Group, Inc.	1,000	13,910
*	Hansen Medical, Inc.	1,400	7,518
*	Harvard Bioscience, Inc.	1,039	3,013
*	Health Grades, Inc.	192	614
*	Health Management Associates, Inc.	9,124	42,609
*	Health Net, Inc.	11,500	166,060
*	HEALTHSOUTH Corp.	7,722	72,355
*	HealthSpring, Inc.	4,800	44,304
*	HealthStream, Inc.	2,809	6,910
*	Healthways, Inc.	4,700	49,021
* #	Henry Schein, Inc.	12,020	493,301
	Hill-Rom Holdings, Inc.	7,105	92,223
*	Hi-Tech Pharmacal Co., Inc.	353	2,665
*	HLTH Corp.	9,361	102,971
*	HMS Holdings Corp.	3,300	98,934
*	Hologic, Inc.	32,478	482,623
*	Home Diagnostics, Inc.	3,161	18,776
*	Hospira, Inc.	15,214	500,084
* #	Humana, Inc.	19,600	564,088
*	ICU Medical, Inc.	2,150	80,840
* #	Idenix Pharmaceuticals, Inc.	6,900	25,530
*	Idera Pharmaceuticals, Inc.	3,193	19,190
* #	IDEXX Laboratories, Inc.	5,800	227,940
*	IDM Pharma, Inc.	4,306	7,191
*	Illumina, Inc.	11,746	438,713
*	Immucor, Inc.	9,825	160,049
*	ImmunoGen, Inc.	6,184	42,979
	IMS Health, Inc.	18,890	237,258
* #	Incyte Corp.	7,564	17,851
*	Infinity Pharmaceuticals, Inc.	3,056	18,917
*	Inspire Pharmaceuticals, Inc.	8,100	36,369
*	Integra LifeSciences Holdings Corp.	2,600	67,132
*	IntegraMed America, Inc.	1,494	10,353
* #	InterMune, Inc.	5,062	68,539
* #	Intuitive Surgical, Inc.	3,652	524,902
#	Invacare Corp.	4,100	63,099
*	InVentiv Health, Inc.	2,663	29,533
* #	Inverness Medical Innovations, Inc.	10,757	347,344

25

*	IPC The Hospitalist Co.	2,600	47,658
*	IRIS International, Inc.	2,045	22,843
* #	Isis Pharmaceuticals, Inc.	10,843	170,018
	Johnson & Johnson	322,193	16,870,025
* #	Kendle International, Inc.	1,300	11,570
*	Kensey Nash Corp.	1,443	30,216
*	Kindred Healthcare, Inc.	4,025	52,406
* #	Kinetic Concepts, Inc.	3,500	86,660
*	King Pharmaceuticals, Inc.	35,640	280,843
* #	Laboratory Corp. of America Holdings	11,800	756,970
#	Landauer, Inc.	1,220	64,636
*	Lannet Co., Inc.	3,087	16,901
	LCA-Vision, Inc.	2,150	12,363
* #	LHC Group, Inc.	2,663	60,770
*	Life Technologies Corp.	20,841	777,369
* #	LifePoint Hospitals, Inc.	6,919	178,856
*	Ligand Pharmaceuticals, Inc. Class B	11,936	35,689
* #	Lincare Holdings, Inc.	8,072	194,777
*	Luminex Corp.	4,924	80,803
*	Magellan Health Services, Inc.	5,965	176,325
* #	MAKO Surgical Corp.	500	3,350
* #	Mannkind Corp.	2,973	12,160
#	Martek Biosciences Corp.	3,948	71,933
* #	Masimo Corp.	3,490	100,861
*	Matrixx Initiatives, Inc.	1,300	22,256
* #	Maxygen, Inc.	3,953	23,125
#	McKesson Corp.	31,010	1,147,370
* #	Medarex, Inc.	13,768	81,507
*	MedAssets, Inc.	6,600	113,784
*	MedCath Corp.	1,848	18,702
*	Medco Health Solutions, Inc.	67,500	2,939,625
*	Medical Action Industries, Inc.	2,696	26,151
*	MediciNova, Inc.	740	1,865
	Medicis Pharmaceutical Corp. Class A	5,226	83,982
*	Medivation, Inc.	3,240	62,629
*	Mednax, Inc.	4,400	157,960
*	MEDTOX Scientific, Inc.	377	3,057
	Medtronic, Inc.	102,004	3,264,128
#	Merck & Co., Inc.	224,214	5,434,947
	Meridian Bioscience, Inc.	4,275	74,300
*	Merit Medical Systems, Inc.	3,211	49,803
*	Metabolix, Inc.	1,609	12,711
*	Metropolitan Health Networks, Inc.	1,125	1,901
* #	Micromet, Inc.	6,715	22,965
* #	MiddleBrook Pharmaceuticals, Inc.	5,451	7,686
* #	Millipore Corp.	7,217	426,525
* #	Molecular Insight Pharmaceuticals, Inc.	850	3,162
* #	Molina Healthcare, Inc.	3,884	84,089
*	Momenta Pharmaceuticals, Inc.	2,001	22,411
*	Monogram Biosciences, Inc.	1,500	4,005
*	MTS Medication Technologies, Inc.	420	1,651
*	MWI Veterinary Supply, Inc.	1,200	37,296
*	Mylan, Inc.	32,725	433,606
*	Myriad Genetics, Inc.	12,990	503,882
*	Nabi Biopharmaceuticals	6,490	22,326

26

*	Nanosphere, Inc.	300	1,050
	National Healthcare Corp.	1,784	70,825
	National Research Corp.	200	5,042
*	Natus Medical, Inc.	1,980	17,384
*	Nektar Therapeutics	8,118	45,461
* #	Neogen Corp.	1,950	44,207
*	Neurocrine Biosciences, Inc.	2,000	6,600
*	Neurometric, Inc.	197	321
*	Nighthawk Radiology Holdings, Inc.	514	1,835
*	NovaMed, Inc.	3,861	12,162
*	Noven Pharmaceuticals, Inc.	2,900	29,928
*	NPS Pharmaceuticals, Inc.	5,995	20,743
*	Nutraceutical International Corp.	1,559	12,815
* #	NuVasive, Inc.	4,230	160,317
*	NxStage Medical, Inc.	5,192	11,630
*	Obagi Medical Products, Inc.	1,055	6,341
*	Odyssey Healthcare, Inc.	4,400	45,584
	Omnicare, Inc.	14,040	360,968
*	Omnicell, Inc.	2,600	22,880
* #	Onyx Pharmaceuticals, Inc.	7,300	189,070
*	Optimer Pharmaceuticals, Inc.	3,500	48,895
*	OraSure Technologies, Inc.	6,438	23,306
*	Orexigen Therapeutics, Inc.	2,200	6,248
* #	OSI Pharmaceuticals, Inc.	7,100	238,347
* #	Osiris Therapeutics, Inc.	3,300	41,811
*	Osteotech, Inc.	1,415	5,405
#	Owens & Minor, Inc.	5,000	173,400
*	Pain Therapeutics, Inc.	5,300	25,122
*	Palomar Medical Technologies, Inc.	1,396	12,020
*	Par Pharmaceutical Cos., Inc.	4,600	49,358
*	Parexel International Corp.	5,425	53,762
* #	Patterson Companies, Inc.	9,276	189,787
*	PDI, Inc.	1,874	6,016
#	PDL BioPharma, Inc.	9,116	65,179
	PerkinElmer, Inc.	14,400	209,808
#	Perrigo Co.	11,567	299,817
	Pfizer, Inc.	559,690	7,477,458
	Pharmaceutical Products Development Service, Inc.	10,000	196,100
*	Pharmasset, Inc.	3,200	28,800
* #	PharMerica Corp.	2,600	47,450
*	Phase Forward, Inc.	3,793	54,088
*	Poniard Pharmaceuticals, Inc.	1,309	4,176
* #	Pozen, Inc.	2,100	16,086
*	Progenics Pharmaceuticals, Inc.	2,600	14,248
*	Prospect Medical Holdings, Inc.	1,583	2,707
*	Providence Service Corp.	100	982
*	ProxyMed, Inc.	300	2
*	PSS World Medical, Inc.	6,816	98,968
*	Psychiatric Solutions, Inc.	5,300	102,767
*	QuadraMed Corp.	680	4,672
	Quest Diagnostics, Inc.	25,920	1,330,474
* #	Quidel Corp.	3,900	45,396
*	Quigley Corp.	1,100	7,178
*	Regeneration Technologies, Inc.	4,298	15,215
* #	Regeneron Pharmaceuticals, Inc.	6,300	83,538

27

*	RehabCare Group, Inc.	2,800	46,760
*	Repligen Corp.	3,600	15,300
*	Repros Therapeutics, Inc.	2,053	14,145
*	Res-Care, Inc.	4,900	78,498
* #	ResMed, Inc.	8,500	326,825
*	Rigel Pharmaceuticals, Inc.	3,200	21,248
*	Rochester Medical Corp.	1,592	16,812
* #	Rockwell Medical Technologies, Inc.	1,400	6,958
*	Salix Pharmaceuticals, Ltd.	8,300	91,300
* #	Sangamo BioSciences, Inc.	2,700	11,475
* #	Savient Pharmaceuticals, Inc.	4,100	21,648
	Schering-Plough Corp.	226,423	5,212,257
*	Seattle Genetics, Inc.	11,020	101,715
*	Senomyx, Inc.	1,801	4,196
*	SenoRx, Inc.	800	2,920
* #	Sepracor, Inc.	9,900	140,679
* #	Sequenom, Inc.	6,679	24,178
*	Sirona Dental Systems, Inc.	2,800	45,808
*	Skilled Healthcare Group, Inc.	2,400	20,952
*	Somanetics Corp.	1,600	25,936
*	SonoSite, Inc.	2,400	43,296
*	Spectranetics Corp.	4,200	16,380
*	Spectrum Pharmaceuticals, Inc.	1,500	3,660
*	St. Jude Medical, Inc.	47,266	1,584,356
* #	StemCells, Inc.	4,500	7,650
* #	Stereotaxis, Inc.	2,400	8,016
	Steris Corp.	8,200	197,620
*	Strategic Diagnostics, Inc.	3,091	3,276
#	Stryker Corp.	31,100	1,203,881
* #	Sun Healthcare Group, Inc.	4,100	34,727
*	SuperGen, Inc.	7,300	14,673
* #	SurModics, Inc.	1,100	23,870
*	Symmetry Medical, Inc.	3,300	23,958
*	Synovis Life Technologies, Inc.	1,397	21,206
*	Targacept, Inc.	2,777	9,969
	Techne Corp.	4,233	242,212
*	Tenet Healthcare Corp.	8,700	19,575
* #	The Medicines Co.	2,900	28,942
*	Theravance, Inc.	6,800	97,444
*	Thermo Fisher Scientific, Inc.	45,696	1,603,016
* #	Thoratec Corp.	7,860	228,412
*	Tomotherapy, Inc.	3,100	7,998
*	TranS1, Inc.	2,100	15,288
*	Transcend Services, Inc.	800	9,280
*	Transcept Pharmaceuticals, Inc.	133	386
* #	Triple-S Management Corp.	3,200	41,024
*	U.S. Physical Therapy, Inc.	902	10,535
* #	United Therapeutics Corp.	2,880	180,893
	UnitedHealth Group, Inc.	129,904	3,055,342
	Universal Health Services, Inc.	5,800	292,320
	Utah Medical Products, Inc.	276	6,050
#	Valeant Pharmaceuticals International	12,065	202,209
*	Varian Medical Systems, Inc.	11,200	373,744
*	Varian, Inc.	4,100	135,382
*	Vascular Solutions, Inc.	2,000	13,500

28

* #	VCA Antech, Inc.	7,600	190,152
* #	Vertex Pharmaceuticals, Inc.	20,200	622,564
* #	Vical, Inc.	2,858	7,288
*	ViroPharma, Inc.	4,000	22,520
* #	Virtual Radiologic Corp.	1,486	13,612
*	Vital Images, Inc.	2,220	22,489
*	Vivus, Inc.	5,800	23,258
*	VNUS Medical Technologies, Inc.	2,100	46,515
* #	Volcano Corp.	6,670	87,977
*	Warner Chilcott, Ltd.	23,690	231,925
* #	Waters Corp.	9,000	397,530
*	Watson Pharmaceuticals, Inc.	13,740	425,116
* #	WebMD Health Corp. Class A	1,353	34,921
*	WellPoint, Inc.	56,921	2,433,942
	West Pharmaceutical Services, Inc.	3,695	120,642
*	Wright Medical Group, Inc.	3,195	43,931
	Wyeth	142,266	6,032,078
*	XenoPort, Inc.	1,700	23,239
	Young Innovations, Inc.	1,500	23,250
*	Zimmer Holdings, Inc.	25,180	1,107,668
*	Zoll Medical Corp.	1,200	19,296
* #	Zymogenetics, Inc.	5,400	18,900
Total Health Care			139,172,898

Industrials — (8.4%)
*	3D Systems Corp.	3,119	21,864
#	3M Co.	61,623	3,549,485
*	A. T. Cross Co. Class A	845	2,451
	A.O. Smith Corp.	3,275	101,820
	AAON, Inc.	2,050	39,934
*	AAR Corp.	5,900	88,913
	ABM Industries, Inc.	6,078	106,487
*	ACCO Brands Corp.	2,718	5,681
#	Aceto Corp.	1,500	10,725
#	Actuant Corp.	4,600	56,396
	Acuity Brands, Inc.	3,882	111,569
	Administaff, Inc.	3,000	79,980
* #	Aecom Technology Corp.	9,900	254,727
* #	AeroVironment, Inc.	1,600	37,856
* #	AGCO Corp.	4,300	104,490
	Aircastle, Ltd.	11,300	74,580
* #	AirTran Holdings, Inc.	13,206	91,782
	Alamo Group, Inc.	789	8,884
*	Alaska Air Group, Inc.	3,116	52,286
	Albany International Corp. Class A	2,000	18,560
#	Alexander & Baldwin, Inc.	2,900	77,256
* #	Allegiant Travel Co.	2,900	150,916
* #	Alliant Techsystems, Inc.	3,650	290,723
*	Allied Defense Group, Inc.	700	2,821
* #	Amerco, Inc.	2,800	90,860
	American Ecology Corp.	2,200	36,344
	American Railcar Industries, Inc.	2,374	21,651
*	American Reprographics Co.	3,000	19,350
	American Science & Engineering, Inc.	1,100	66,286
* #	American Superconductor Corp.	5,154	132,458

29

#	American Woodmark Corp.	1,214	25,130
	Ameron International Corp.	1,200	71,004
#	Ametek, Inc.	10,200	328,542
	Ampco-Pittsburgh Corp.	1,064	25,919
* #	AMR Corp.	28,290	134,660
*	AMREP Corp.	580	10,782
*	APAC Customer Services, Inc.	1,900	8,759
#	Apogee Enterprises, Inc.	3,000	40,200
	Applied Industrial Technologies, Inc.	2,475	55,688
	Applied Signal Technologies, Inc.	2,100	41,496
*	Argan, Inc.	1,600	21,296
*	Argon ST, Inc.	3,239	66,043
	Arkansas Best Corp.	3,000	69,240
*	Armstrong World Industries, Inc.	5,700	103,626
* #	Astec Industries, Inc.	3,160	97,391
*	Atlas Air Worldwide Holding, Inc.	1,241	32,949
	Avery Dennison Corp.	12,661	363,877
*	Axsys Technologies, Inc.	1,500	62,865
*	AZZ, Inc.	1,630	50,416
	B.F. Goodrich Co.	13,100	580,068
	Badger Meter, Inc.	1,600	62,336
* #	Baker (Michael) Corp.	1,199	40,286
	Baldor Electric Co.	3,600	83,520
	Barnes Group, Inc.	5,809	82,255
	Barrett Business Services, Inc.	1,861	18,610
* #	BE Aerospace, Inc.	5,000	53,950
* #	Beacon Roofing Supply, Inc.	6,890	109,551
#	Belden, Inc.	2,500	40,300
*	Blount International, Inc.	5,948	38,067
*	BlueLinx Holdings, Inc.	654	2,047
#	Boeing Co.	76,750	3,073,838
	Brady Co. Class A	6,190	130,423
#	Briggs & Stratton Corp.	7,376	109,755
*	BTU International, Inc.	1,000	3,740
	Bucyrus International, Inc.	1,800	39,078
* #	Builders FirstSource, Inc.	357	1,182
	Burlington Northern Santa Fe Corp.	37,970	2,562,216
	C&D Technologies, Inc.	2,200	4,818
#	C.H. Robinson Worldwide, Inc.	20,700	1,100,412
	Carlisle Companies, Inc.	6,900	156,975
	Cascade Corp.	1,095	26,466
#	Caterpillar, Inc.	61,309	2,181,374
* #	CBIZ, Inc.	9,300	73,098
	CDI Corp.	2,400	28,680
*	Celadon Group, Inc.	3,750	25,650
*	Cenveo, Inc.	6,400	30,208
*	Ceradyne, Inc.	3,475	59,909
*	Chart Industries, Inc.	3,900	53,937
	Chase Corp.	1,500	14,325
	Cintas Corp.	15,030	385,670
	CIRCOR International, Inc.	1,580	40,653
#	CLAROC, Inc.	6,698	208,174
* #	Clean Harbors, Inc.	2,500	125,250
*	Columbus McKinnon Corp.	2,000	25,920
	Comfort Systems USA, Inc.	4,129	44,552

30

*	COMSYS IT Partners, Inc.	1,040	5,491
*	Consolidated Graphics, Inc.	1,316	25,557
* #	Continental Airlines, Inc.	16,098	169,351
	Con-way, Inc.	3,023	74,910
#	Cooper Industries, Ltd.	10,081	330,556
* #	Copart, Inc.	10,712	336,250
*	Cornell Companies, Inc.	2,700	49,086
	Corporate Executive Board Co.	2,488	42,993
* #	Corrections Corp. of America	13,839	195,545
* #	CoStar Group, Inc.	2,156	79,880
* #	Covanta Holding Corp.	18,810	265,409
*	Covenant Transport Group Class A	100	206
*	CPI Aerostructures, Inc.	541	4,003
*	CRA International, Inc.	600	14,004
	Crane Co.	5,100	117,759
*	Crocs, Inc.	500	1,125
	CSX Corp.	46,100	1,364,099
	Cubic Corp.	3,726	106,973
#	Cummins, Inc.	20,900	710,600
#	Curtiss-Wright Corp.	4,800	153,456
#	Danaher Corp.	33,360	1,949,558
	Deere & Co.	43,291	1,786,187
*	Delta Air Lines, Inc.	77,250	476,633
	Deluxe Corp.	2,600	37,700
	Diamond Management & Technology Consultants, Inc.	2,700	7,560
*	Document Securities Systems, Inc.	943	1,801
#	Donaldson Co., Inc.	7,200	237,528
*	Double Eagle Petroleum Co.	1,632	7,442
#	Dover Corp.	21,780	670,388
	Ducommun, Inc.	2,500	43,300
*	Duff & Phelps Corp.	1,500	28,290
*	DXP Enterprises, Inc.	1,800	23,904
*	Dynamex, Inc.	890	13,092
	Dynamic Materials Corp.	900	14,436
*	DynCorp International, Inc. Class A	6,480	98,820
	Eastern Co.	600	6,858
	Eaton Corp.	18,220	798,036
	Electro Rent Corp.	2,590	24,786
*	EMCOR Group, Inc.	9,590	199,376
#	Emerson Electric Co.	79,140	2,693,926
#	Encore Wire Corp.	2,125	46,410
* #	Ener1, Inc.	11,446	67,417
* #	Energy Conversion Devices, Inc.	3,300	60,654
* #	Energy Focus, Inc.	194	161
*	EnergySolutions, Inc.	5,400	52,380
* #	EnerNOC, Inc.	800	13,976
*	EnerSys	2,900	49,445
*	ENGlobal Corp.	3,900	22,503
	Ennis, Inc.	4,000	36,000
*	EnPro Industries, Inc.	1,500	23,940
	Equifax, Inc.	14,267	416,026
* #	ESCO Technologies, Inc.	3,386	140,790
*	Esterline Technologies Corp.	5,160	135,966
* #	Evergreen Solar, Inc.	24,300	59,049
*	Exide Technologies	8,100	43,983

31

#	Expeditors International of Washington, Inc.	20,936	726,689
*	Exponent, Inc.	2,100	58,590
#	Fastenal Co.	18,400	705,824
	Federal Signal Corp.	3,337	25,928
	FedEx Corp.	31,143	1,742,762
*	First Advantage Corp.	700	10,038
* #	First Solar, Inc.	3,500	655,515
*	Flanders Corp.	3,983	21,150
	Flowserve Corp.	6,000	407,400
#	Fluor Corp.	19,136	724,680
	Forward Air Corp.	3,046	50,777
	Franklin Electric Co., Inc.	2,922	69,222
	Freightcar America, Inc.	1,995	38,364
*	FTI Consulting, Inc.	5,169	283,675
*	Fuel Tech, Inc.	1,700	22,287
* #	FuelCell Energy, Inc.	5,374	17,089
*	Furmanite Corp.	2,500	9,900
	G & K Services, Inc. Class A	1,900	47,443
*	Gardner Denver Machinery, Inc.	6,600	175,692
#	GATX Corp.	6,325	190,446
#	Genco Shipping & Trading, Ltd.	500	9,550
*	Gencor Industries, Inc.	400	3,336
	GenCorp, Inc.	12,370	29,688
* #	General Cable Corp.	4,500	122,130
	General Dynamics Corp.	41,859	2,162,855
	General Electric Co.	257,103	3,252,353
*	Genesee & Wyoming, Inc.	3,920	117,600
* #	GeoEye, Inc.	2,626	65,361
*	GP Strategies Corp.	1,842	7,368
#	Graco, Inc.	5,025	118,540
* #	Graftech International, Ltd.	11,300	99,327
	Graham Corp.	1,800	22,500
	Granite Construction, Inc.	4,900	193,305
	Great Lakes Dredge & Dock Corp.	4,976	19,705
*	Griffon Corp.	7,405	64,201
#	Harsco Corp.	9,288	255,884
*	Hawaiian Holdings, Inc.	6,792	33,892
	Healthcare Services Group, Inc.	5,270	94,228
#	Heartland Express, Inc.	13,852	207,087
#	HEICO Corp.	1,300	37,323
	HEICO Corp. Class A	2,025	50,524
	Heidrick & Struggles International, Inc.	1,861	31,451
	Herman Miller, Inc.	2,053	30,528
* #	Hertz Global Holdings, Inc.	12,400	84,320
* #	Hexcel Corp.	3,100	29,729
*	Hill International, Inc.	4,200	16,968
	Hi-Shear Technology Corp.	1,200	8,160
#	HNI Corp.	4,173	64,682
*	Hoku Scientific, Inc.	1,382	3,773
	Honeywell International, Inc.	76,530	2,388,501
	Horizon Lines, Inc. Class A	800	4,256
	Houston Wire & Cable Co.	2,097	20,215
*	HQ Sustainable Maritime Industries, Inc.	1,600	14,928
* #	Hub Group, Inc. Class A	3,214	73,922
	Hubbell, Inc. Class B	5,742	190,634

32

*	Hurco Companies, Inc.	183	2,805
* #	Huron Consulting Group, Inc.	1,650	79,118
*	ICF International, Inc.	1,750	48,143
*	ICT Group, Inc.	3,400	24,072
	IDEX Corp.	9,475	239,244
* #	IHS, Inc.	6,800	281,248
* #	II-VI, Inc.	3,748	89,840
#	Illinois Tool Works, Inc.	52,698	1,728,494
	Ingersoll-Rand Co., Ltd. Class A	25,122	546,906
*	InnerWorkings, Inc.	5,800	29,290
	Innovative Solutions & Support, Inc.	3,312	15,898
*	Insituform Technologies, Inc. Class A	4,000	61,320
	Insteel Industries, Inc.	2,000	14,900
* #	Integrated Electrical Services, Inc.	1,000	9,610
* #	InterDigital, Inc.	6,400	168,448
*	Interline Brands, Inc.	5,039	65,305
	International Shipholding Corp.	433	9,093
*	Intersections, Inc.	2,400	7,896
#	ITT Industries, Inc.	20,600	844,806
#	J.B. Hunt Transport Services, Inc.	12,100	340,252
* #	Jacobs Engineering Group, Inc.	12,800	486,912
* #	JetBlue Airways Corp.	39,400	194,242
	John Bean Technologies Corp.	1,800	19,836
	Joy Global, Inc.	9,525	242,888
*	Kadant, Inc.	900	11,106
	Kaman Corp. Class A	1,816	30,709
* #	Kansas City Southern	10,200	155,550
#	Kaydon Corp.	4,406	140,816
	KBR, Inc.	21,864	341,516
	Kelly Services, Inc. Class A	3,511	39,885
	Kennametal, Inc.	6,200	126,790
*	Key Technology, Inc.	844	8,896
*	Kforce, Inc.	4,567	49,826
*	Kirby Corp.	5,750	177,445
#	Knight Transportation, Inc.	10,416	184,155
	Knoll, Inc.	3,400	24,072
*	Korn/Ferry International	5,170	54,750
*	K-Tron International, Inc.	315	25,332
	L-3 Communications Holdings, Inc.	13,330	1,015,080
*	LaBarge, Inc.	1,598	13,184
*	Ladish Co., Inc.	2,000	15,140
	Landstar System, Inc.	6,610	235,382
*	Layne Christensen Co.	1,700	36,822
*	Learning Tree International, Inc.	2,292	18,840
*	LECG Corp.	2,849	8,291
	Lennox International, Inc.	7,300	232,797
	Lincoln Electric Holdings, Inc.	5,100	227,103
#	Lindsay Corp.	1,000	38,910
*	LMI Aerospace, Inc.	2,000	13,180
#	Lockheed Martin Corp.	40,600	3,188,318
	LSI Industries, Inc.	2,400	13,464
*	Lydall, Inc.	600	2,574
*	M&F Worldwide Corp.	2,000	31,900
*	Mac-Gray Corp.	600	4,140
*	Magnetek, Inc.	2,880	5,040

33

* ●	MAIR Holdings, Inc. Escrow Shares	700	—
#	Manpower, Inc.	10,127	436,372
*	Marten Transport, Ltd.	3,839	79,621
	Masco Corp.	25,768	228,304
*	Mcdermott International, Inc.	9,900	159,786
	McGrath Rentcorp	2,686	56,782
	Met-Pro Corp.	1,935	19,718
* #	Mettler Toledo International, Inc.	2,745	169,174
*	MFRI, Inc.	1,091	5,553
* #	Middleby Corp.	2,000	87,540
*	Miller Industries, Inc.	676	5,408
#	Mine Safety Appliances Co.	4,195	103,407
* #	Mobile Mini, Inc.	3,338	45,731
*	Monster Worldwide, Inc.	12,900	178,020
*	Moog, Inc. Class A	3,995	106,986
#	MSC Industrial Direct Co., Inc. Class A	4,867	198,817
	Mueller Industries, Inc.	4,800	105,456
	Mueller Water Products, Inc.	10,510	44,037
	Multi-Color Corp.	1,486	17,639
	NACCO Industries, Inc. Class A	233	8,912
	National Technical Systems, Inc.	1,200	3,780
* #	Navigant Consulting, Inc.	4,323	63,591
*	Navistar International Corp.	4,460	168,588
* #	NCI Building Systems, Inc.	1,788	7,063
#	Nordson Corp.	3,485	126,436
	Norfolk Southern Corp.	47,905	1,709,250
*	North America Galvanizing & Coatings, Inc.	2,666	12,397
	Northrop Grumman Corp.	34,628	1,674,264
*	Old Dominion Freight Line, Inc.	4,500	126,675
	Omega Flex, Inc.	1,444	22,324
*	On Assignment, Inc.	4,296	15,122
*	Orbital Sciences Corp.	6,400	98,944
*	Orion Marine Group, Inc.	1,900	28,462
	Oshkosh Truck Corp. Class B	4,900	47,040
* #	Owens Corning, Inc.	5,715	102,299
*	P.A.M. Transportation Services, Inc.	492	2,617
	Paccar, Inc.	38,814	1,375,568
	Pall Corp.	12,600	332,766
	Parker Hannifin Corp.	19,840	899,744
*	Park-Ohio Holdings Corp.	1,300	6,045
	Pentair, Inc.	10,700	285,048
*	Perini Corp.	4,954	85,704
*	Pike Electric Corp.	6,267	65,051
	Pitney Bowes, Inc.	19,138	469,647
*	PMFG, Inc.	1,000	6,020
* #	Polypore International, Inc.	3,500	26,390
	Portec Rail Products, Inc.	1,021	8,168
*	Powell Industries, Inc.	1,300	46,787
#	Precision Castparts Corp.	14,008	1,048,639
*	PRG-Schultz International, Inc.	600	1,776
* #	Protection One, Inc.	3,276	10,057
* #	Quanta Services, Inc.	19,413	441,257
#	Quixote Corp.	1,000	2,850
	R. R. Donnelley & Sons Co.	5,280	61,512
	Raven Industries, Inc.	1,804	43,116

34

#	Raytheon Co.	44,675	2,020,650
*	RBC Bearings, Inc.	1,040	19,240
#	Regal-Beloit Corp.	3,564	144,805
*	Republic Airways Holdings, Inc.	5,300	37,948
	Republic Services, Inc.	38,124	800,604
*	Resources Connection, Inc.	5,900	115,345
	Robbins & Myers, Inc.	3,100	58,745
#	Robert Half International, Inc.	16,500	396,330
	Rockwell Automation, Inc.	15,350	484,907
	Rockwell Collins, Inc.	14,600	559,910
	Rollins, Inc.	14,620	263,160
	Roper Industries, Inc.	10,700	487,813
* #	RSC Holdings, Inc.	12,300	87,945
*	Rush Enterprises, Inc. Class A	3,300	43,428
	Ryder System, Inc.	3,600	99,684
*	Saia, Inc.	750	9,795
	Schawk, Inc.	2,653	19,075
* #	School Specialty, Inc.	1,749	32,829
*	Shaw Group, Inc.	10,200	342,006
	Simpson Manufacturing Co., Inc.	4,779	106,381
	SkyWest, Inc.	6,300	75,852
*	SL Industries, Inc.	856	6,463
	Southwest Airlines Co.	35,547	248,118
*	Sparton Corp.	500	675
* #	Spire Corp.	1,300	9,087
* #	Spirit AeroSystems Holdings, Inc. Class A	7,600	96,900
	SPX Corp.	5,600	258,552
*	Standard Parking Corp.	2,200	33,528
	Standex International Corp.	1,920	26,630
* #	Stanley, Inc.	5,000	128,900
	Steelcase, Inc. Class A	4,600	20,838
* #	Stericycle, Inc.	11,800	555,544
*	Sterling Construction Co., Inc.	1,800	33,786
	Sun Hydraulics, Inc.	1,690	30,589
* #	Taleo Corp. Class A	2,273	27,299
* #	Taser International, Inc.	5,800	27,840
*	Team, Inc.	1,100	15,807
	Tecumseh Products Co. Class A	900	9,189
*	Teledyne Technologies, Inc.	3,500	111,755
	Teleflex, Inc.	3,620	155,588
*	TeleTech Holdings, Inc.	6,000	79,620
#	Tennant Co.	2,300	34,201
* #	Terex Corp.	9,500	131,100
* #	Tetra Tech, Inc.	5,900	144,904
*	The Advisory Board Co.	2,600	48,464
	The Brink’s Co.	6,700	189,945
	The Dun & Bradstreet Corp.	6,620	538,868
*	The GEO Group, Inc.	5,545	92,213
	The Gorman-Rupp Co.	1,563	33,292
#	The Manitowoc Co., Inc.	14,098	83,883
*	Thomas & Betts Corp.	6,740	209,749
	Timken Co.	9,420	151,474
	Titan International, Inc.	1,875	11,344
*	Titan Machinery, Inc.	2,100	21,273
	Todd Shipyards Corp.	700	9,646

35

#	Toro Co.	3,240	98,431
*	Trailer Bridge, Inc.	1,126	3,265
*	TransDigm Group, Inc.	5,100	179,214
*	TRC Companies, Inc.	3,000	8,010
	Tredegar Industries, Inc.	4,360	76,649
*	Trex Co., Inc.	2,100	22,995
	Trinity Industries, Inc.	4,600	67,206
#	Triumph Group, Inc.	2,900	119,857
* #	TrueBlue, Inc.	4,532	44,006
	Twin Disc, Inc.	1,800	12,276
	Tyco International, Ltd.	32,324	768,018
*	U.S. Home Systems, Inc.	1,400	2,898
* #	UAL Corp.	17,100	84,132
*	Ultralife Corp.	2,100	15,015
	Union Pacific Corp.	58,246	2,862,208
#	United Parcel Service, Inc.	71,350	3,734,459
*	United Rentals, Inc.	6,800	41,208
*	United Stationers, Inc.	2,186	71,548
	United Technologies Corp.	100,874	4,926,686
#	Universal Forest Products, Inc.	2,553	85,679
	Universal Truckload Services, Inc.	2,099	25,860
*	URS Corp.	11,040	486,422
*	US Airways Group, Inc.	5,483	20,781
*	USA Truck, Inc.	1,545	21,723
* #	USG Corp.	3,900	57,954
* #	UTI Worldwide, Inc.	5,700	76,722
	Valmont Industries, Inc.	2,600	165,828
*	Versar, Inc.	1,500	3,720
	Viad Corp.	1,350	25,758
	Vicor Corp.	3,235	17,372
*	Volt Information Sciences, Inc.	2,100	15,078
	VSE Corp.	800	23,912
	W.W. Grainger, Inc.	9,900	830,412
#	Wabtec Corp.	4,860	185,360
	Walter Energy, Inc.	5,000	114,000
*	Waste Connections, Inc.	10,583	272,830
	Waste Management, Inc.	51,360	1,369,771
*	Waste Services, Inc.	5,100	27,540
	Watsco, Inc. Class A	2,900	124,555
	Watson Wyatt Worldwide, Inc.	5,250	278,513
	Watts Water Technologies, Inc.	4,295	95,607
*	WCA Waste Corp.	2,800	5,740
	Werner Enterprises, Inc.	10,831	177,087
*	WESCO International, Inc.	4,962	129,012
*	Willis Lease Finance Corp.	400	4,560
	Woodward Governor Co.	6,000	119,760
* #	YRC Worldwide, Inc.	10,900	33,027
Total Industrials			100,402,199

Information Technology — (14.5%)
*	3Com Corp.	44,000	178,200
*	3PAR, Inc.	6,700	51,322
* #	Acacia Research	3,410	14,765
*	Accenture, Ltd. Class A	38,340	1,128,346
* #	ACI Worldwide, Inc.	3,900	67,353

36

*	Acme Packet, Inc.	6,000	46,260
*	Actel Corp.	2,800	34,636
*	ActivIdentity Corp.	2,386	5,130
* #	Activision Blizzard, Inc.	135,316	1,457,353
*	Actuate Corp.	8,100	29,970
	Acxiom Corp.	11,819	114,053
*	Adaptec, Inc.	10,595	30,302
*	ADDvantage Technologies Group, Inc.	400	660
* #	Adobe Systems, Inc.	51,158	1,399,171
	Adtran, Inc.	7,300	154,395
*	Advanced Analogic Technologies, Inc.	6,028	28,934
* #	Advanced Energy Industries, Inc.	6,198	52,249
* #	Advanced Micro Devices, Inc.	26,948	97,282
*	Advent Software, Inc.	3,600	119,664
*	Affiliated Computer Services, Inc. Class A	13,084	633,004
* #	Agilent Technologies, Inc.	37,000	675,620
	Agilysys, Inc.	2,000	12,060
*	Airvana, Inc.	8,600	48,934
* #	Akamai Technologies, Inc.	25,100	552,702
* #	Alliance Data Systems Corp.	6,600	276,342
	Altera Corp.	33,910	553,072
*	Amdocs, Ltd.	22,770	476,576
	American Software, Inc. Class A	2,776	15,407
*	Amkor Technology, Inc.	8,100	34,911
#	Amphenol Corp.	17,400	588,816
*	Anadigics, Inc.	5,317	16,057
#	Analog Devices, Inc.	32,000	680,960
*	Anaren, Inc.	2,000	26,020
* #	Anixter International, Inc.	4,320	171,850
* #	Ansys, Inc.	9,480	261,838
* #	Apple, Inc.	87,230	10,976,151
	Applied Materials, Inc.	138,879	1,695,713
*	Applied Micro Circuits Corp.	259	1,412
*	Ariba, Inc.	8,600	82,646
*	Arris Group, Inc.	17,900	190,993
*	Arrow Electronics, Inc.	15,300	347,922
*	Art Technology Group, Inc.	9,440	29,642
*	Aruba Networks, Inc.	8,400	39,396
* #	Atheros Communications	6,451	111,086
	Atlantic Tele-Network, Inc.	1,473	32,524
*	Atmel Corp.	49,043	188,325
*	ATMI, Inc.	4,559	71,987
* #	Autodesk, Inc.	21,400	426,716
#	Automatic Data Processing, Inc.	60,447	2,127,734
*	Avid Technology, Inc.	1,301	14,402
*	Avnet, Inc.	19,883	435,239
* #	Avocent Corp.	4,754	68,648
	AVX Corp.	23,490	235,135
*	Aware, Inc.	2,752	6,467
* #	Bankrate, Inc.	1,700	42,500
	Bel Fuse, Inc. Class A	173	2,509
	Bel Fuse, Inc. Class B	1,398	22,620
*	Benchmark Electronics, Inc.	8,692	105,434
*	BigBand Networks, Inc.	6,604	38,699
	Black Box Corp.	2,154	58,955

37

#	Blackbaud, Inc.	3,996	60,819
* #	Blackboard, Inc.	2,900	98,687
*	Blue Coat Systems, Inc.	3,000	39,780
* #	BMC Software, Inc.	19,695	682,826
*	Bottomline Technologies, Inc.	2,019	15,849
*	Brightpoint, Inc.	7,278	37,918
*	Broadcom Corp.	39,760	922,034
	Broadridge Financial Solutions, Inc.	17,030	329,531
* #	Brocade Communications Systems, Inc.	40,529	234,258
*	Brooks Automation, Inc.	4,641	28,867
*	BSQUARE Corp.	1,200	2,820
	CA, Inc.	51,830	894,068
* #	Cabot Microelectronics Corp.	2,700	77,787
*	CACI International, Inc. Class A	3,035	120,034
* #	Cadence Design Systems, Inc.	13,000	72,540
*	California Micro Devices Corp.	1,797	5,050
*	Callidus Software, Inc.	3,480	11,240
*	Cascade Microtech, Inc.	1,542	5,089
	Cass Information Systems, Inc.	1,300	43,849
*	Catapult Communications Corp.	2,755	20,359
*	Cavium Networks, Inc.	3,724	46,848
*	CEVA, Inc.	2,500	20,625
*	Checkpoint Systems, Inc.	3,785	45,988
*	Chordiant Software, Inc.	4,958	15,866
*	Ciber, Inc.	1,500	4,845
* #	Ciena Corp.	3,643	43,534
* #	Cirrus Logic, Inc.	7,908	36,772
*	Cisco Sytems, Inc.	612,100	11,825,772
* #	Citrix Systems, Inc.	19,750	563,468
*	Cogent, Inc.	13,260	150,368
	Cognex Corp.	3,680	51,778
*	Cognizant Technology Solutions Corp.	26,290	651,729
	Cohu, Inc.	1,500	14,640
* #	CommScope, Inc.	4,800	120,480
	Communications Systems, Inc.	1,155	9,656
* #	CommVault Systems, Inc.	4,405	54,842
*	Computer Sciences Corp.	17,900	661,584
*	Compuware Corp.	25,329	189,461
* #	ComScore, Inc.	2,275	29,029
*	Comtech Telecommunications Corp.	2,516	84,211
*	Comverge, Inc.	2,600	19,942
* #	Concur Technologies, Inc.	5,550	150,239
*	Constant Contact, Inc.	2,570	40,940
* #	Convera Corp.	460	121
*	Convergys Corp.	9,100	92,001
#	Corning, Inc.	144,724	2,115,865
*	CPI International, Inc.	2,100	22,995
*	Cray, Inc.	3,050	12,810
*	Cree, Inc.	11,380	311,698
* #	CSG Systems International, Inc.	5,360	77,720
	CTS Corp.	800	4,856
*	CyberOptics Corp.	1,199	5,575
* #	CyberSource Corp.	7,888	115,244
*	Cymer, Inc.	4,480	127,277
*	Cypress Semiconductor Corp.	16,538	131,146

38

#	Daktronics, Inc.	5,390	48,726
* #	Data Domain, Inc.	5,900	97,822
*	Datalink Corp.	2,266	7,523
	Dataram Corp.	90	119
*	DDi Corp.	2,858	9,717
*	DealerTrack Holdings, Inc.	7,590	115,216
*	Dell, Inc.	46,821	544,060
*	Deltek, Inc.	1,000	4,120
*	DemandTec, Inc.	2,562	18,498
*	Dice Holdings, Inc.	900	3,546
	Diebold, Inc.	2,900	76,647
*	Digi International, Inc.	3,900	28,353
*	Digimarc Corp.	922	9,183
* #	Digital River, Inc.	4,700	180,574
* #	Diodes, Inc.	1,950	29,016
*	DivX, Inc.	3,993	20,484
*	Dolby Laboratories, Inc.	5,760	231,149
*	Double-Take Software, Inc.	1,500	12,180
*	DSP Group, Inc.	4,085	25,695
* #	DST Systems, Inc.	5,200	188,084
*	DTS, Inc.	2,000	53,300
*	Dycom Industries, Inc.	3,734	31,440
*	Dynamics Research Corp.	1,200	9,900
* #	EarthLink, Inc.	13,400	101,572
* #	eBay, Inc.	144,540	2,380,574
* #	Ebix, Inc.	1,607	44,675
*	Echelon Corp.	4,566	36,345
*	Echostar Holding Corp.	4,501	71,206
*	Edgewater Technology, Inc.	1,300	3,107
*	Electro Scientific Industries, Inc.	1,924	16,546
* #	Electronic Arts, Inc.	9,523	193,793
*	Electronics for Imaging, Inc.	7,900	77,578
*	eLoyalty Corp.	1,000	7,000
*	EMC Corp.	222,763	2,791,220
*	EMS Technologies, Inc.	3,078	58,636
*	Emulex Corp.	5,100	53,397
* #	Epicor Software Corp.	8,500	46,920
*	EPIQ Systems, Inc.	5,758	89,076
*	ePlus, Inc.	1,000	11,990
* #	Equinix, Inc.	4,030	283,027
*	Euronet Worldwide, Inc.	5,430	87,857
*	Exar Corp.	100	615
* #	F5 Networks, Inc.	10,050	274,064
#	FactSet Research Systems, Inc.	4,950	265,271
#	Fair Isaac Corp.	2,966	49,888
*	Fairchild Semiconductor Corp. Class A	1,759	10,835
*	FalconStor Software, Inc.	5,118	18,937
*	Faro Technologies, Inc.	2,400	36,384
* #	FEI Co.	5,830	100,159
	Fidelity National Information Services, Inc.	25,126	448,499
*	Fiserv, Inc.	16,500	615,780
* #	FLIR Systems, Inc.	16,200	359,316
*	FormFactor, Inc.	7,600	132,468
*	Forrester Research, Inc.	2,750	69,878
*	FortuNet, Inc.	1,200	3,936

39

	Frequency Electronics, Inc.	798	2,649
* #	Gartner Group, Inc.	12,000	162,120
*	Gerber Scientific, Inc.	1,401	5,534
#	Global Payments, Inc.	10,701	343,074
* #	Globecomm Systems, Inc.	2,474	16,823
*	Google, Inc.	23,960	9,487,441
*	GSE Systems, Inc.	1,745	8,760
*	GSI Technology, Inc.	3,200	9,888
*	GTSI Corp.	200	900
*	Guidance Software, Inc.	600	2,208
*	Hackett Group, Inc.	5,500	12,375
* #	Harmonic, Inc.	11,400	83,562
	Harris Corp.	12,440	380,415
*	Harris Stratex Networks, Inc. Class A	4,089	16,438
*	Hauppauge Digital, Inc.	500	658
	Heartland Payment Systems, Inc.	456	3,666
* #	Hewitt Associates, Inc. Class A	10,036	314,729
	Hewlett-Packard Co.	271,400	9,764,972
*	Hittite Microwave Corp.	2,787	103,565
*	I.D. Systems, Inc.	2,203	8,658
* #	i2 Technologies, Inc.	2,400	21,408
*	IAC/InterActiveCorp	17,700	283,554
*	ICx Technologies, Inc.	2,581	9,653
	iGATE Corp.	5,402	20,474
*	Ikanos Communications, Inc.	2,000	2,940
	Imation Corp.	2,640	26,400
	Imergent, Inc.	1,526	10,468
*	Immersion Corp.	3,300	13,761
* #	Infinera Corp.	10,000	84,400
*	infoGROUP, Inc.	6,344	25,693
* #	Informatica Corp.	9,800	155,820
	InfoSpace, Inc.	2,980	19,757
*	Ingram Micro, Inc.	21,770	316,100
*	Innodata Isogen, Inc.	4,054	17,148
* #	Insight Enterprises, Inc.	5,718	32,707
#	Integral Systems, Inc.	2,600	17,238
*	Integrated Device Technology, Inc.	11,000	59,730
	Intel Corp.	621,020	9,799,696
*	Intelli-Check, Inc.	66	85
*	Intellon Corp.	1,100	2,981
*	Interactive Intelligence, Inc.	1,900	20,900
*	Intermec, Inc.	4,663	56,329
*	Internap Network Services Corp.	4,500	12,510
	International Business Machines Corp.	143,487	14,809,293
* #	International Rectifier Corp.	9,500	160,360
*	Internet Brands, Inc.	4,200	25,746
*	Internet Capital Group, Inc.	3,900	21,177
*	Interphase Corp.	590	2,655
	Intersil Corp.	6,640	77,024
*	Intevac, Inc.	2,384	16,426
*	IntriCon Corp.	800	2,432
*	Intuit, Inc.	45,130	1,043,857
*	iPCS, Inc.	1,000	14,520
* #	IPG Photonics Corp.	3,900	43,563
*	Iron Mountain, Inc.	24,378	694,529

40

*	Isilon Systems, Inc.	5,504	14,145
*	Iteris, Inc.	2,400	2,808
* #	Itron, Inc.	4,655	214,130
* #	Ixia	5,379	30,983
	IXYS Corp.	3,900	37,206
*	j2 Global Communications, Inc.	5,283	126,739
	Jabil Circuit, Inc.	18,212	147,517
#	Jack Henry & Associates, Inc.	8,590	154,792
*	JDA Software Group, Inc.	4,349	61,364
*	JDS Uniphase Corp.	3,900	17,979
* #	Juniper Networks, Inc.	52,380	1,134,027
	Keithley Instruments, Inc.	578	2,000
*	Keynote Systems, Inc.	2,200	16,962
#	KLA-Tencor Corp.	20,080	557,019
*	Kopin Corp.	8,696	23,914
*	Kulicke & Soffa Industries, Inc.	1,300	5,200
*	KVH Industries, Inc.	2,000	11,000
* #	L-1 Identity Solutions, Inc.	9,400	68,808
* #	Lam Research Corp.	13,400	373,592
*	LaserCard Corp.	1,299	4,871
* #	Lawson Software, Inc.	15,802	85,173
	Lender Processing Services, Inc.	10,111	289,781
* #	Lexmark International, Inc.	10,134	198,829
*	Limelight Networks, Inc.	11,900	58,310
	Linear Technology Corp.	23,560	513,137
*	Littlefuse, Inc.	1,700	27,863
*	Logility, Inc.	333	1,735
*	LoJack Corp.	2,400	8,208
*	Loral Space & Communications, Inc.	2,374	55,433
*	LSI Corp.	54,944	210,985
* #	Macrovision Solutions Corp.	13,312	269,169
* #	Manhattan Associates, Inc.	2,194	36,464
*	ManTech International Corp. Class A	2,440	88,304
	Marchex, Inc. Class B	2,983	13,483
*	Mastec, Inc.	8,658	108,312
	Maxim Integrated Products, Inc.	4,900	66,395
	Maximus, Inc.	1,900	76,627
*	Maxwell Technologies, Inc.	2,670	27,341
* #	McAfee, Inc.	17,828	669,263
* #	MEMC Electronic Materials, Inc.	16,500	267,300
*	Mentor Graphics Corp.	5,000	33,600
*	Mercury Computer Systems, Inc.	2,500	20,300
	Mesa Laboratories, Inc.	300	6,000
*	Metavante Technologies, Inc.	12,431	293,247
	Methode Electronics, Inc.	4,469	26,903
	Micrel, Inc.	9,400	70,500
	Microchip Technology, Inc.	17,860	410,780
* #	Micron Technology, Inc.	22,274	108,697
*	Micros Systems, Inc.	10,400	218,192
*	Microsemi Corp.	5,100	68,442
	Microsoft Corp.	802,200	16,252,572
*	MicroStrategy, Inc.	700	27,237
*	Microtune, Inc.	2,100	4,389
*	MIPS Technologies, Inc.	5,600	18,592
	Mocon, Inc.	535	5,227

41

*	ModusLink Global Solutions, Inc.	5,100	18,870
	Molex, Inc. Class A	9,090	138,986
*	Monolithic Power Systems, Inc.	4,520	83,620
*	Monotype Imaging Holdings, Inc.	4,300	15,953
*	MoSys, Inc.	4,500	6,300
	Motorola, Inc.	114,650	634,015
*	MPS Group, Inc.	6,400	51,456
*	MSC.Software Corp.	4,350	26,709
	MTS Systems Corp.	1,900	40,147
* #	Multi-Fineline Electronix, Inc.	2,568	51,540
#	National Instruments Corp.	6,970	153,619
#	National Semiconductor Corp.	19,000	235,030
* #	NCI, Inc.	1,200	29,232
*	NCR Corp.	11,170	113,376
* #	NetApp, Inc.	32,060	586,698
* #	NETGEAR, Inc.	5,500	88,055
* #	NetLogic Microsystems, Inc.	2,400	78,216
*	NetScout Systems, Inc.	5,208	46,820
* #	NetSuite, Inc.	1,500	20,985
*	Network Equipment Technologies, Inc.	2,600	10,218
* #	Neutral Tandem, Inc.	2,300	65,780
*	Newport Corp.	2,670	13,323
	NIC, Inc.	5,368	28,987
*	Novatel Wireless, Inc.	4,993	34,202
*	Novell, Inc.	40,120	150,851
* #	Novellus Systems, Inc.	12,382	223,619
*	Nuance Communications, Inc.	29,270	390,755
*	NumereX Corp. Class A	700	2,793
* #	Nvidia Corp.	51,600	592,368
* #	Omniture, Inc.	7,786	95,924
*	OmniVision Technologies, Inc.	5,200	49,452
*	ON Semiconductor Corp.	32,765	177,586
*	Online Resources Corp.	4,610	19,777
*	Onvia, Inc.	1,139	4,385
*	Oplink Communications, Inc.	2,500	27,600
*	OPNET Technologies, Inc.	3,284	28,242
*	OpNext, Inc.	2,784	7,044
*	Optical Cable Corp.	1,500	4,170
#	Oracle Corp.	540,651	10,456,190
* #	Orbcomm, Inc.	1,198	1,533
*	Orthovita, Inc.	10,300	30,282
*	OSI Systems, Inc.	2,528	47,400
*	Palm, Inc.	14,625	153,416
*	PAR Technology Corp.	1,750	9,153
* #	Parametric Technology Corp.	9,260	103,249
	Park Electrochemical Corp.	2,544	52,406
	Paychex, Inc.	31,950	862,970
*	PC Connection, Inc.	1,900	9,405
	PC-Tel, Inc.	2,700	13,149
*	PDF Solutions, Inc.	2,729	4,885
	Pegasystems, Inc.	5,500	96,085
*	Perficient, Inc.	2,900	20,213
*	Performance Technologies, Inc.	1,357	3,759
*	Pericom Semiconductor Corp.	1,938	17,268
*	Perot Systems Corp.	14,020	197,121

42

*	Pervasive Software, Inc.	2,700	13,257
*	Phoenix Technologies, Ltd.	3,700	10,545
*	Physicians Formula Holdings, Inc.	2,100	5,145
	Plantronics, Inc.	3,799	48,399
*	PLATO Learning, Inc.	1,763	5,218
*	Plexus Corp.	4,363	96,640
*	PLX Technology, Inc.	3,500	11,865
* #	PMC-Sierra, Inc.	21,900	173,448
* #	Polycom, Inc.	8,600	160,304
	Power Integrations, Inc.	2,500	53,250
*	Presstek, Inc.	266	513
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	4,500	95,355
*	PROS Holdings, Inc.	1,400	9,044
	QAD, Inc.	5,168	13,747
* #	QLogic Corp.	14,740	209,013
	QUALCOMM, Inc.	164,670	6,968,834
#	Quality Systems, Inc.	4,100	219,842
* #	Quest Software, Inc.	13,508	196,271
*	Rackable Systems, Inc.	4,852	22,125
*	Radiant Systems, Inc.	3,908	28,802
* #	RadiSys Corp.	2,860	20,506
* #	Rambus, Inc.	6,784	81,272
*	RealNetworks, Inc.	17,185	42,275
* #	Red Hat, Inc.	15,550	268,549
	Renaissance Learning, Inc.	3,693	35,453
*	RF Micro Devices, Inc.	7,000	14,770
	Richardson Electronics, Ltd.	2,200	7,876
* #	RightNow Technologies, Inc.	2,400	18,120
*	Rimage Corp.	1,691	24,892
*	Riverbed Technology, Inc.	7,600	139,232
*	Rofin-Sinar Technologies, Inc.	3,500	74,585
*	Rogers Corp.	1,286	32,729
*	Rudolph Technologies, Inc.	2,537	13,269
*	S1 Corp.	7,390	45,818
* #	Saba Software, Inc.	3,400	7,854
* #	SAIC, Inc.	28,200	510,420
* #	Salesforce.com, Inc.	5,200	222,612
*	Sandisk Corp.	11,520	181,094
*	Sapient Corp.	13,000	66,690
* #	SAVVIS, Inc.	3,860	43,927
* #	ScanSource, Inc.	3,362	83,075
*	Scientific Learning Corp.	287	631
*	SCM Microsystems, Inc.	1,092	2,588
*	SeaChange International, Inc.	4,800	30,096
#	Seagate Technology	14,900	121,584
*	Semitool, Inc.	5,700	27,075
*	Semtech Corp.	7,320	105,554
*	ShoreTel, Inc.	4,940	24,651
* #	Sigma Designs, Inc.	4,000	51,680
*	Silicon Image, Inc.	7,300	19,856
* #	Silicon Laboratories, Inc.	5,820	193,573
*	Silicon Storage Technology, Inc.	12,800	23,680
*	Skyworks Solutions, Inc.	18,521	163,726
*	Smith Micro Software, Inc.	3,600	30,960

43

*	Soapstone Networks, Inc.	1,700	6,273
*	Solera Holdings, Inc.	6,892	157,275
*	Sonic Solutions, Inc.	4,200	9,240
*	SonicWALL, Inc.	7,100	38,553
*	Sonus Networks, Inc.	200	346
*	Sourcefire, Inc.	2,700	29,241
*	Spectrum Control, Inc.	2,000	14,140
*	SPSS, Inc.	1,768	54,631
*	SRA International, Inc.	7,360	113,270
*	SRS Labs, Inc.	3,500	19,880
* #	Standard Microsystems Corp.	3,342	53,004
*	Starent Networks Corp.	6,523	128,699
	StarTek, Inc.	2,385	9,826
* #	STEC, Inc.	6,224	59,750
* #	Stratasys, Inc.	2,463	23,054
*	SuccessFactors, Inc.	5,100	44,421
*	Sun Microsystems, Inc.	33,327	305,275
*	SunPower Corp.	1,784	45,242
* #	SunPower Corp. Class A	600	16,428
*	Super Micro Computer, Inc.	300	1,566
*	Supertex, Inc.	2,100	54,012
*	Switch and Data Facilities Co.	3,549	41,062
* #	Sybase, Inc.	10,935	371,353
*	Sycamore Networks, Inc.	41,087	121,207
*	Sykes Enterprises, Inc.	5,200	102,232
*	Symantec Corp.	87,115	1,502,734
*	Symmetricom, Inc.	5,609	27,933
* #	Synaptics, Inc.	3,300	107,184
*	Synchronoss Technologies, Inc.	3,200	42,496
*	SYNNEX Corp.	4,888	105,239
* #	Synopsys, Inc.	15,829	344,756
	Syntel, Inc.	5,200	144,144
	Take-Two Interactive Software, Inc.	2,800	25,424
*	Tech Data Corp.	5,300	152,587
*	TechTarget, Inc.	2,481	9,949
*	TechTeam Global, Inc.	1,479	7,676
*	Techwell, Inc.	1,671	12,315
* #	Tekelec	8,700	134,850
*	TeleCommunication Systems, Inc.	5,600	54,936
*	Tellabs, Inc.	54,566	285,926
*	Teradata Corp.	17,185	287,333
*	Teradyne, Inc.	23,470	139,412
* #	Terremark Worldwide, Inc.	6,700	26,063
*	Tessco Technologies, Inc.	876	8,015
* #	Tessera Technologies, Inc.	1,700	23,868
	Texas Instruments, Inc.	136,530	2,465,732
*	The Knot, Inc.	6,000	54,420
* #	THQ, Inc.	7,619	26,057
* #	TIBCO Software, Inc.	20,000	126,400
*	Tier Technologies, Inc. Class B	500	3,145
*	TNS, Inc.	2,000	33,700
*	Tollgrade Communications, Inc.	1,200	7,140
	Total System Services, Inc.	19,100	238,177
*	Travelzoo, Inc.	656	5,668
* #	Trimble Navigation, Ltd.	13,948	299,045

44

*	Triquint Semiconductor, Inc.	5,700	21,831
*	TTM Technologies, Inc.	4,100	30,422
* #	Tyler Technologies, Inc.	5,500	90,750
* #	Ultimate Software Group, Inc.	2,396	44,877
*	Ultratech, Inc.	3,800	51,376
*	Unica Corp.	2,600	12,454
	United Online, Inc.	9,350	49,555
*	Universal Display Corp.	4,458	50,331
*	ValueClick, Inc.	7,200	76,320
*	Varian Semiconductor Equipment Associates, Inc.	6,597	168,817
*	Veeco Instruments, Inc.	1,600	11,584
*	VeriFone Holdings, Inc.	6,500	48,815
* #	VeriSign, Inc.	18,532	381,389
* #	Viasat, Inc.	4,300	98,857
*	Vicon Industries, Inc.	900	4,905
*	Video Display Corp.	1,359	4,417
*	Vignette Corp.	2,200	18,172
*	Virage Logic Corp.	805	2,769
*	Virtusa Corp.	3,200	20,448
*	Vishay Intertechnology, Inc.	6,393	37,527
* #	VistaPrint, Ltd.	3,100	106,485
* #	VMware, Inc. Class A	5,857	152,751
* #	Vocus, Inc.	1,300	22,100
*	Volterra Semiconductor Corp.	1,900	21,831
	Wayside Technology Group, Inc.	252	1,814
*	Web.com Group, Inc.	2,905	12,085
*	Websense, Inc.	5,574	99,384
*	Western Digital Corp.	22,300	524,496
	Western Union Co.	49,827	834,602
*	Wind River Systems, Inc.	9,800	71,834
*	Wright Express Corp.	3,040	69,555
	Xerox Corp.	50,430	308,127
	Xilinx, Inc.	32,430	662,869
* #	Yahoo!, Inc.	85,250	1,218,223
* #	Zebra Technologies Corp. Class A	5,280	112,200
*	ZiLOG, Inc.	2,600	5,980
*	Zoran Corp.	10,989	98,242
*	Zygo Corp.	165	828
Total Information Technology			173,287,209

Materials — (3.0%)
	A. Schulman, Inc.	1,300	20,397
	A.M. Castle & Co.	2,388	23,140
*	AEP Industries, Inc.	800	16,264
	Air Products & Chemicals, Inc.	21,500	1,416,850
#	Airgas, Inc.	9,540	411,365
	AK Steel Holding Corp.	10,900	141,809
#	Albemarle Corp.	10,000	268,200
	Alcoa, Inc.	68,438	620,733
	Allegheny Technologies, Inc.	11,908	389,749
	AMCOL International Corp.	2,861	55,446
*	American Pacific Corp.	300	2,127
	American Vanguard Corp.	2,950	37,731
*	Amerigon, Inc.	1,000	5,650
	AptarGroup, Inc.	7,900	245,137

45

	Arch Chemicals, Inc.	2,400	58,032
	Ashland, Inc.	2,607	57,250
	Balchem Corp.	2,775	69,070
	Ball Corp.	10,822	408,206
	Bemis Co., Inc.	9,191	220,952
*	Brush Engineered Materials, Inc.	3,840	64,973
*	Buckeye Technologies, Inc.	3,300	16,995
*	Bway Holding Co.	4,700	43,804
	Cabot Corp.	3,500	51,100
	Calgon Carbon Corp.	5,700	96,786
	Carpenter Technology Corp.	5,175	106,967
	Celanese Corp. Class A	4,500	93,780
	CF Industries Holdings, Inc.	5,947	428,481
	Cliffs Natural Resources, Inc.	9,000	207,540
	Commercial Metals Co.	14,500	215,760
	Compass Minerals International, Inc.	2,800	135,016
*	Core Molding Technologies, Inc.	389	918
*	Crown Holdings, Inc.	18,400	405,720
	Cytec Industries, Inc.	3,600	71,496
	Deltic Timber Corp.	1,300	54,782
	Dow Chemical Co.	12,400	198,400
	du Pont (E.I.) de Nemours & Co.	66,200	1,846,980
	Eagle Materials, Inc.	4,719	131,188
	Eastman Chemical Co.	4,900	194,432
#	Ecolab, Inc.	24,925	960,859
	FMC Corp.	6,400	311,872
	Freeport-McMoRan Copper & Gold, Inc. Class B	33,373	1,423,358
	Friedman Industries, Inc.	1,199	6,439
	Gibraltar Industries, Inc.	3,140	21,038
	Greif, Inc. Class A	3,100	140,337
*	H&E Equipment Services, Inc.	3,500	26,355
	H.B. Fuller Co.	4,800	84,768
	Hawkins, Inc.	888	15,531
*	Haynes International, Inc.	1,800	40,644
*	Headwaters, Inc.	7,000	17,640
*	Hecla Mining Co.	18,800	46,436
*	Horsehead Holding Corp.	3,200	22,848
#	Huntsman Corp.	6,100	32,696
*	ICO, Inc.	1,200	2,964
	Innophos Holdings, Inc.	1,500	22,245
	Innospec, Inc.	400	3,144
#	International Flavors & Fragrances, Inc.	8,730	272,376
*	ION Geophysical Corp.	1,700	4,250
	Kaiser Aluminum Corp.	1,000	29,540
*	Kapstone Paper and Packaging Corp.	600	1,710
	KMG Chemicals, Inc.	1,500	8,190
	Koppers Holdings, Inc.	200	3,792
	Kronos Worldwide, Inc.	5,583	41,705
* #	Landec Corp.	3,992	26,986
	Louisiana-Pacific Corp.	6,600	26,862
*	LSB Industries, Inc.	1,900	22,762
	Lubrizol Corp.	7,800	337,116
#	Martin Marietta Materials, Inc.	4,500	378,135
	MeadWestavco Corp.	12,680	198,569
	Minerals Technologies, Inc.	1,600	59,504

46

* #	Mines Management, Inc.	1,170	1,814
#	Monsanto Co.	51,870	4,403,244
	Myers Industries, Inc.	2,466	24,734
#	Nalco Holding Co.	13,477	219,945
	NewMarket Corp.	1,989	125,307
#	Newmont Mining Corp.	48,660	1,958,078
	NL Industries, Inc.	7,200	87,192
*	Northern Technologies International Corp.	300	1,572
*	Northwest Pipe Co.	800	30,344
	Nucor Corp.	33,880	1,378,577
	Olin Corp.	8,155	102,753
	Olympic Steel, Inc.	1,600	29,344
*	OM Group, Inc.	2,800	78,008
* #	Owens-Illinois, Inc.	17,800	434,142
	P.H. Glatfelter Co.	5,000	44,400
	Packaging Corp. of America	8,900	141,243
*	Pactiv Corp.	17,100	373,806
*	Patriot Coal Corp.	4,492	28,300
	Penford Corp.	1,928	8,618
*	PolyOne Corp.	12,400	33,976
	PPG Industries, Inc.	17,533	772,329
#	Praxair, Inc.	29,500	2,200,995
*	Ready Mix, Inc.	800	2,360
	Reliance Steel & Aluminum Co.	7,700	271,271
	Rock-Tenn Co. Class A	4,400	166,144
*	Rockwood Holdings, Inc.	4,680	57,564
*	Rosetta Resources, Inc.	4,200	29,610
	Royal Gold, Inc.	4,600	166,336
	RPM International, Inc.	14,000	193,480
* #	RTI International Metals, Inc.	2,100	27,321
#	Schnitzer Steel Industries, Inc. Class A	2,724	135,001
	Schweitzer-Maudoit International, Inc.	2,340	53,750
	Sealed Air Corp.	14,860	283,232
	Sensient Technologies Corp.	6,270	146,593
#	Sigma-Aldrich Corp.	16,135	707,358
	Silgan Holdings, Inc.	4,730	219,898
*	Solitario Exploration & Royalty Corp.	1,533	1,702
	Sonoco Products Co.	11,480	280,227
	Southern Copper Corp.	82,500	1,532,025
	Spartech Corp.	2,300	9,039
	Steel Dynamics, Inc.	21,700	270,165
	Stepan Co.	1,391	55,042
*	Stillwater Mining Co.	7,400	33,374
*	Symyx Technologies, Inc.	4,500	21,780
	Synalloy Corp.	1,037	6,253
#	Temple-Inland, Inc.	3,800	45,372
	Terra Industries, Inc.	9,200	243,800
#	Texas Industries, Inc.	1,400	44,772
	The Mosaic Co.	40,900	1,654,405
#	The Scotts Miracle-Gro Co. Class A	6,660	224,908
#	Titanium Metals Corp.	21,223	144,104
*	United States Lime & Minerals, Inc.	804	31,155
#	United States Steel Corp.	12,000	318,600
* #	US Gold Corp.	800	1,592
	Valhi, Inc.	10,595	112,731

47

	Valspar Corp.	14,200	340,800
	Vulcan Materials Co.	11,051	525,475
*	W.R. Grace & Co.	6,000	52,980
	Wausau Paper Corp.	6,000	52,380
	Westlake Chemical Corp.	7,334	137,146
	Weyerhaeuser Co.	23,741	837,108
	Worthington Industries, Inc.	9,349	139,300
	Zep, Inc.	2,526	34,177
* #	Zoltek Companies, Inc.	1,987	15,638
Total Materials			35,528,586

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	4,500	27,135
*	American Tower Corp.	51,215	1,626,588
	Arbinet-thexchange, Inc.	4,100	7,749
	AT&T, Inc.	699,221	17,914,042
* #	Cbeyond, Inc.	2,895	59,000
*	Centennial Communications Corp.	15,700	129,839
#	CenturyTel, Inc.	12,891	349,991
*	Cincinnati Bell, Inc.	16,300	45,477
* #	Cogent Communications Group, Inc.	4,400	37,136
	Consolidated Communications Holdings, Inc.	3,313	37,271
* #	Crown Castle International Corp.	20,300	497,756
	D&E Communications, Inc.	2,499	13,994
	Embarq Corp.	11,329	414,188
	Frontier Communications Corp.	35,300	250,983
*	General Communications, Inc. Class A	6,191	47,423
	Hickory Tech Corp.	2,200	12,628
	Iowa Telecommunications Services, Inc.	2,200	28,996
*	Leap Wireless International, Inc.	7,825	282,248
*	MetroPCS Communications, Inc.	33,360	570,122
*	NeuStar, Inc.	8,970	170,520
* #	NII Holdings, Inc.	14,852	240,008
	NTELOS Holdings Corp.	4,000	63,920
*	Occam Networks, Inc.	571	1,570
* #	PAETEC Holding Corp.	2,200	6,754
*	Premiere Global Services, Inc.	5,500	57,970
#	Qwest Communications International, Inc.	188,264	732,347
#	Regal Entertainment Group	15,050	196,553
* #	SBA Communications Corp.	12,860	324,072
	Shenandoah Telecommunications Co.	3,200	62,816
*	Spark Networks, Inc.	3,300	7,920
*	Sprint Nextel Corp.	257,478	1,122,604
	SureWest Communications	2,098	13,511
*	Syniverse Holdings, Inc.	7,480	94,248
	Telephone & Data Systems, Inc.	7,365	211,155
	Telephone & Data Systems, Inc. Special Shares	8,408	217,263
*	tw telecom, inc.	10,000	91,900
*	United States Cellular Corp.	7,100	241,400
	USA Mobility, Inc.	3,500	38,920
	Verizon Communications, Inc.	304,525	9,239,289
	Windstream Corp.	47,108	390,996

48

*	Xeta Corp.	1,100	2,167
Total Telecommunication Services			35,880,469

Utilities — (2.9%)
*	AES Corp.	75,463	533,523
	AGL Resources, Inc.	5,600	174,552
#	Allegheny Energy, Inc.	14,800	383,616
	ALLETE, Inc.	2,600	67,704
	Alliant Energy Corp.	10,535	235,563
#	Ameren Corp.	8,100	186,462
	American Electric Power Co., Inc.	36,878	972,842
	American States Water Co.	1,900	65,607
#	Aqua America, Inc.	13,867	254,459
	Artesian Resources Corp. Class A	471	6,905
	Atmos Energy Corp.	9,030	223,131
	Avista Corp.	3,900	58,695
*	Cadiz, Inc.	1,704	10,309
	California Water Service Group	1,914	74,703
* #	Calpine Corp.	19,212	155,809
	CenterPoint Energy, Inc.	27,700	294,728
	Central Vermont Public Service Corp.	1,249	21,433
	CH Energy Group, Inc.	1,800	79,992
	Chesapeake Utilities Corp.	975	28,558
	Cleco Corp.	6,902	145,563
	CMS Energy Corp.	2,900	34,858
	Connecticut Water Services, Inc.	300	6,222
	Consolidated Edison, Inc.	30,300	1,125,039
#	Constellation Energy Group	7,100	170,968
	Delta Natural Gas Co., Inc.	360	7,470
#	Dominion Resources, Inc.	53,400	1,610,544
#	DPL, Inc.	7,100	159,253
#	DTE Energy Co.	14,000	413,980
	Duke Energy Corp.	128,264	1,771,326
* #	Dynegy, Inc.	6,900	12,282
	Edison International	24,400	695,644
*	El Paso Electric Co.	3,400	46,920
#	Empire District Electric Co.	3,470	51,946
	Energen Corp.	5,300	191,436
	Energy West, Inc.	1,050	8,925
	Entergy Corp.	20,000	1,295,400
	EQT Corp.	5,500	184,965
#	Exelon Corp.	49,600	2,288,048
	FirstEnergy Corp.	26,100	1,067,490
#	FPL Group, Inc.	39,026	2,099,209
#	Great Plains Energy, Inc.	5,200	75,244
#	Hawaiian Electric Industries, Inc.	8,000	124,320
	IDACORP, Inc.	2,600	62,322
#	Integrys Energy Group, Inc.	5,801	153,204
#	ITC Holdings Corp.	5,700	248,121
	Laclede Group, Inc.	2,600	90,168
	MDU Resources Group, Inc.	16,200	284,634
	MGE Energy, Inc.	2,398	73,571
	Middlesex Water Co.	1,920	27,072
*	Mirant Corp.	19,500	248,235
#	National Fuel Gas Co.	6,200	202,802

49

#	New Jersey Resources Corp.	4,800	158,016
#	Nicor, Inc.	4,300	138,202
	NiSource, Inc.	8,100	89,019
	Northeast Utilities, Inc.	16,640	349,773
	Northwest Natural Gas Co.	2,997	122,577
	NorthWestern Corp.	2,900	60,668
*	NRG Energy, Inc.	23,600	424,328
	NSTAR	11,700	367,497
	NV Energy, Inc.	12,200	125,050
	OGE Energy Corp.	7,100	182,541
	Oneok, Inc.	9,200	240,764
#	Ormat Technologies, Inc.	5,400	190,080
	Otter Tail Corp.	3,301	73,216
#	Pepco Holdings, Inc.	14,600	174,470
#	PG&E Corp.	39,200	1,455,104
#	Piedmont Natural Gas Co.	8,400	205,128
	Pinnacle West Capital Corp.	10,000	273,800
	PNM Resources, Inc.	6,620	56,402
	Portland General Electric Co.	3,700	67,599
#	PPL Corp.	31,800	951,138
	Progress Energy, Inc.	28,950	987,774
	Public Service Enterprise Group, Inc.	57,591	1,718,515
	Questar Corp.	19,299	573,566
*	Reliant Energy, Inc.	26,699	132,427
	RGC Resources, Inc.	100	2,550
	SCANA Corp.	12,320	372,310
#	Sempra Energy	25,400	1,168,908
	SJW Corp.	2,756	69,451
	South Jersey Industries, Inc.	3,300	114,543
	Southern Co.	83,600	2,414,368
	Southern Union Co.	10,948	174,183
	Southwest Gas Corp.	4,900	99,029
	Southwest Water Co.	2,170	12,456
	TECO Energy, Inc.	11,700	123,903
	UGI Corp.	11,600	266,104
	UIL Holdings Corp.	1,833	42,324
	Unisource Energy Corp.	3,700	97,384
	Vectren Corp.	8,200	181,794
	Westar Energy, Inc.	9,700	170,041
	WGL Holdings, Inc.	3,807	118,550
	Wisconsin Energy Corp.	12,590	503,096
#	Xcel Energy, Inc.	42,000	774,480
Total Utilities			34,628,900

TOTAL COMMON STOCKS			964,178,571

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	2,646	—
*	Deltek, Inc. Rights	600	—
* ●	Kona Grill, Inc. Rights 05/22/09	320	240
TOTAL RIGHTS/WARRANTS			240

50

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,835,771	5,835,771

SECURITIES LENDING COLLATERAL — (18.8%)
§ @	DFA Short Term Investment Fund LP	223,979,899	223,979,899

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,483,872 FNMA 6.000%, 08/01/37 & 7.000%, 12/01/37, valued at $1,376,851) to be repurchased at $1,336,754	$1,337	1,336,748

TOTAL SECURITIES LENDING COLLATERAL			225,316,647

TOTAL INVESTMENTS - (100.0%) (Cost $1,162,503,851)			$1,195,331,229

See accompanying Notes to Financial Statements.

51

(b)           Not applicable.

ITEM 7.              DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.              PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.              PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)(1)       This item is not applicable.

(a)(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)       This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: July 8, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: July 8, 2009